UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Registered Investment Companies (43.8%)	Value
Affiliated Equity Holdings (41.1%)
5,607,856	Thrivent Core International Equity Fund	$59,387,192
7,132,168	Thrivent Large Cap Growth Fund, Class S	88,153,590
1,309,878	Thrivent Large Cap Stock Fund, Class S	38,012,656
2,928,782	Thrivent Large Cap Value Fund, Class S	70,730,074
2,601,035	Thrivent Mid Cap Stock Fund, Class S	76,184,323
11,758,230	Thrivent Partner Worldwide Allocation Fund, Class S	138,276,782
1,348,074	Thrivent Small Cap Stock Fund, Class S	36,074,465

	Total	506,819,082

Affiliated Fixed Income Holdings (1.4%)
1,279,626	Thrivent High Yield Fund, Class S	6,218,985
447,559	Thrivent Income Fund, Class S	4,090,687
549,108	Thrivent Limited Maturity Bond Fund, Class S	6,825,415

	Total	17,135,087

Equity Funds/Exchange Traded Funds (1.3%)
11,011	iShares Russell 2000 Growth Index Fund	2,133,381
4,400	iShares Russell 2000 Index Fund	687,984
10,590	Materials Select Sector SPDR Fund	666,641
27,572	SPDR S&P 500 ETF Trust	7,772,547
21,871	SPDR S&P Biotech ETF	2,042,095
19,360	SPDR S&P Metals & Mining ETF	714,384
9,320	SPDR S&P Oil & Gas Exploration & Production ETF	344,001
49,050	VanEck Vectors Oil Services ETF	1,346,913

	Total	15,707,946

	Total Registered Investment Companies (cost $380,605,693)	539,662,115

Shares	Common Stock (40.5%)	Value
Consumer Discretionary (5.9%)
7,476	Amazon.com, Inc.[a]	10,846,854
23,375	American Axle & Manufacturing Holdings, Inc.[a]	412,569
507	American Public Education, Inc.[a]	12,878
300	AOKI Holdings, Inc.	4,550
3,462	Aptiv plc	328,475
13,859	Aramark	634,881
1,090	Ascent Capital Group, Inc.[a]	10,279
500	Autobacs Seven Company, Ltd.	10,010
200	Bandai Namco Holdings, Inc.	6,545
1,223	Barratt Developments plc	10,159
1,613	Berkeley Group Holdings plc	90,821
18,140	BorgWarner, Inc.	1,020,556
405	Breville Group, Ltd.	4,004
2,000	Bridgestone Corporation	97,612
16,400	Bright Horizons Family Solutions, Inc.[a]	1,610,480
8,616	Brunswick Corporation	540,912
19,240	Burlington Stores, Inc.[a]	2,341,700
4,830	Caleres, Inc.	143,161
18,432	Carnival Corporation	1,319,916
3,604	Cedar Fair, LP	244,351
2,024	Century Casinos, Inc.[a]	18,520
6,073	Children’s Place, Inc.	909,735
1,110	Chipotle Mexican Grill, Inc.[a]	360,484

Shares	Common Stock (40.5%)	Value
Consumer Discretionary (5.9%) - continued
400	Chiyoda Company, Ltd.[b]	$9,926
142	Cie Generale des Etablissements Michelin	22,716
111,565	Comcast Corporation	4,744,859
54,198	Core-Mark Holding Company, Inc.	1,197,234
2,629	CSS Industries, Inc.	68,775
2,407	Culp, Inc.	76,543
600	DCM Holdings Company, Ltd.	5,946
10,480	DISH Network Corporation[a]	491,512
22,172	Dollar Tree, Inc.[a]	2,549,780
65,813	Duluth Holdings, Inc.[a,b]	1,158,967
1,867	Emerald Expositions Events, Inc.	40,290
2,472	Eutelsat Communications	54,409
4,655	Expedia, Inc.	595,887
14,630	Five Below, Inc.[a]	949,926
1,098	FTD Companies, Inc.[a]	6,434
21,717	G-III Apparel Group, Ltd.[a]	811,130
29,610	Habit Restaurants, Inc.[a]	259,088
1,594	Harley-Davidson, Inc.[b]	77,245
2,542	Haverty Furniture Companies, Inc.	56,687
900	Heiwa Corporation	18,038
610	Hemisphere Media Group, Inc.[a]	6,527
8,666	Home Depot, Inc.	1,740,999
6,500	Honda Motor Company, Ltd.	229,228
790	Hugo Boss AG	72,557
2,095	Hyatt Hotels Corporation[a]	170,323
3,213	Inchcape plc	33,082
11,468	International Speedway Corporation	532,115
253	Ipsos SA	9,664
582	JM AB	13,128
2,964	K12, Inc.[a]	51,425
5,410	La-Z-Boy, Inc.	163,111
1,140	Liberty Global plc[a]	42,613
12,357	Liberty Media Corporation-Liberty SiriusXM[a]	553,717
2,789	Liberty SiriusXM Group[a]	125,533
77	Linamar Corporation	4,547
4,613	Lithia Motors, Inc.	576,440
303	Loral Space & Communications, Inc.[a]	14,135
15,571	Lowe’s Companies, Inc.	1,630,751
228	Marcus Corporation	5,928
3,005	Marks and Spencer Group plc	12,850
23,070	Michaels Companies, Inc.[a]	619,891
8,175	Modine Manufacturing Company[a]	190,886
13,389	Netflix, Inc.[a]	3,619,047
34,920	Newell Brands, Inc.	923,285
9,440	News Corporation, Class A	161,518
3,080	News Corporation, Class B	53,746
121	Nexity SA	7,291
449	Next plc	32,420
19,500	Nissan Motor Company, Ltd.	208,894
26,480	Norwegian Cruise Line Holdings, Ltd.[a]	1,608,395
49,936	Nutrisystem, Inc.	2,159,732
1,474	O’Reilly Automotive, Inc.[a]	390,153
17,404	Oxford Industries, Inc.	1,371,435
12,930	Papa John’s International, Inc.[b]	839,028
5,563	Peugeot SA	124,953
58,300	Pinnacle Entertainment, Inc.[a]	1,882,507
200	Plenus Company, Ltd.	3,921
7,960	Polaris Industries, Inc.	899,560
681	Priceline Group, Inc.[a]	1,302,106
4,922	PVH Corporation	763,304
12,977	Ross Stores, Inc.	1,069,175
204	Ruth’s Hospitality Group, Inc.	4,835
900	Sangetsu Company, Ltd.	17,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Consumer Discretionary (5.9%) - continued
2,000	Sankyo Company, Ltd.	$64,981
600	SHIMAMURA Company, Ltd.	70,539
5,000	Signet Jewelers, Ltd.	264,500
47,995	Six Flags Entertainment Corporation	3,242,542
3,530	Stamps.com, Inc.[a]	719,590
2,000	Sumitomo Rubber Industries, Ltd.	38,956
616	Systemax, Inc.	19,127
100	Takara Standard Company, Ltd.	1,655
9,080	Taylor Morrison Home Corporation[a]	230,904
32,963	Toll Brothers, Inc.	1,535,417
16,649	Tower International, Inc.	502,800
1,800	Toyoda Gosei Company, Ltd.	47,904
17,716	Tupperware Brands Corporation	1,023,276
2,500	TV Asahi Holdings Corporation	51,697
1,599	Ulta Beauty, Inc.[a]	355,138
4,760	Vail Resorts, Inc.	1,040,346
10,937	VF Corporation	887,428
12,682	Walt Disney Company	1,378,153
2,625	Whirlpool Corporation	476,227
22,730	Wingstop, Inc.[b]	1,099,223
595	Wolters Kluwer NV	31,494
900	Yokohama Rubber Company, Ltd.	22,976
39,161	Zoe’s Kitchen, Inc.[a]	576,450
11,960	Zumiez, Inc.[a]	248,170

	Total	72,347,020

Consumer Staples (1.2%)
800	Arcs Company, Ltd.	18,584
25,632	Blue Buffalo Pet Products, Inc.[a,b]	870,975
61,600	Cott Corporation	1,026,256
1,210	CVS Health Corporation	95,215
37,859	e.l.f. Beauty, Inc.[a,b]	778,381
605	ForFarmers BV	7,601
1,088	Grieg Seafood ASA	9,614
29,457	Hain Celestial Group, Inc.[a]	1,123,490
257	Henkel AG & Company KGaA	32,170
3,060	Inter Parfums, Inc.	139,536
100	Japan Tobacco, Inc.	3,314
4,640	John B. Sanfilippo & Son, Inc.	290,557
600	Kewpie Corporation	17,166
300	Kimberly-Clark Corporation	35,100
700	Lawson, Inc.	47,471
1	Lindt & Spruengli AG	6,264
36,000	MGP Ingredients, Inc.	3,223,440
100	Ministop Company, Ltd.	2,095
22,447	Monster Beverage Corporation[a]	1,531,559
9,935	PepsiCo, Inc.	1,195,180
9,901	Pinnacle Foods, Inc.	613,268
3	Seaboard Corporation	13,008
676	Seneca Foods Corporation[a]	21,328
300	Seven & I Holdings Company, Ltd.	12,378
2,035	SpartanNash Company	49,593
5,718	Unilever NV	330,057
4,947	Unilever plc	279,982
28,899	US Foods Holding Corporation[a]	928,525
16,341	Wal-Mart Stores, Inc.	1,741,950

	Total	14,444,057

Energy (1.3%)
21,106	Abraxas Petroleum Corporation[a]	50,443
600	Anadarko Petroleum Corporation	36,030
4,310	Andeavor	466,170
26,254	Archrock, Inc.	244,162
36,716	BP plc	261,946
88,366	Callon Petroleum Company[a]	1,002,954
1,230	Chevron Corporation	154,180

Shares	Common Stock (40.5%)	Value
Energy (1.3%) - continued
9,522	Concho Resources, Inc.[a]	$1,499,144
1,060	Devon Energy Corporation	43,852
600	EQT Corporation	32,574
2,170	Era Group, Inc.[a]	21,982
3,170	Exterran Corporation[a]	91,550
17,740	Exxon Mobil Corporation	1,548,702
16,330	Halliburton Company	876,921
7,087	HollyFrontier Corporation	339,892
19,082	Marathon Oil Corporation	347,102
10,402	Marathon Petroleum Corporation	720,547
11,496	Newpark Resources, Inc.[a]	104,614
34,330	Nine Energy Service, Inc.[a]	931,030
28,245	Oil States International, Inc.[a]	903,840
1,778	OMV AG	114,480
10,079	Overseas Shipholding Group, Inc.[a]	21,267
1,080	Par Pacific Holdings, Inc.[a]	19,688
47,649	Parsley Energy, Inc.[a]	1,124,516
43,576	Patterson-UTI Energy, Inc.	1,029,265
2,205	Pioneer Energy Services Corporation[a]	7,166
2,350	Pioneer Natural Resources Company	429,838
2,718	Repsol SA	51,156
20,620	Rowan Companies plc[a]	303,526
1,700	Royal Dutch Shell plc	59,699
679	Royal Dutch Shell plc, Class A	23,805
3,829	Royal Dutch Shell plc, Class B	135,824
12,380	RPC, Inc.[b]	250,076
3,178	TechnipFMC plc	103,158
6,374	Teekay Tankers, Ltd.	8,095
728	TGS Nopec Geophysical Company ASA	18,289
1,738	Total SA	100,770
1,700	W&T Offshore, Inc.[a]	8,228
107,590	Weatherford International plc[a]	423,905
117,585	WPX Energy, Inc.[a]	1,732,027

	Total	15,642,413

Financials (7.0%)
1,865	ABN AMRO Group NVc	63,127
6,052	Affiliated Managers Group, Inc.	1,208,161
1,575	AG Mortgage Investment Trust, Inc.	27,468
9,441	AGNC Investment Corporation	177,396
20,400	Ally Financial, Inc.	607,308
580	American International Group, Inc.	37,074
12,500	Ameris Bancorp	669,375
5,010	Aon plc	712,272
100	Aozora Bank, Ltd.	4,062
9,332	Argo Group International Holdings, Ltd.	572,052
13,019	Associated Banc-Corp	322,220
45,460	Assured Guaranty, Ltd.	1,617,921
420	ASX, Ltd.	18,481
3,709	Australia & New Zealand Banking Group, Ltd.	85,193
6,035	Aviva plc	44,028
26,510	BancorpSouth Bank	889,411
22,624	Bank of America Corporation	723,968
699	Bank of Marin Bancorp	48,021
24,429	Bank of New York Mellon Corporation	1,385,124
18,117	Bank of the Ozarks	904,944
2,420	BankFinancial Corporation	38,430
29,344	Beneficial Bancorp, Inc.	476,840
9,120	Berkshire Hathaway, Inc.[a]	1,955,146
5,739	Berkshire Hills Bancorp, Inc.	217,795
1,430	Blackstone Group, LP	52,267
1,570	Blue Hills Bancorp, Inc.	30,301

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Financials (7.0%) - continued
25,846	Boston Private Financial Holdings, Inc.	$398,028
14,230	Brookline Bancorp, Inc.	227,680
3,440	Brown & Brown, Inc.	180,531
490	Capital One Financial Corporation	50,940
8,923	Cathay General Bancorp	390,292
19,941	Central Pacific Financial Corporation	589,655
11,809	Chemical Financial Corporation	689,764
1,500	Cherry Hill Mortgage Investment Corporation	25,440
310	Chubb, Ltd.	48,407
2,417	CI Financial Corporation	58,185
62,965	Citigroup, Inc.	4,941,493
4,687	Citizens Financial Group, Inc.	215,133
31,471	CNO Financial Group, Inc.	773,872
3,236	CNP Assurances	82,939
32,751	CoBiz Financial, Inc.	656,985
5,011	Comerica, Inc.	477,147
5,540	Community Trust Bancorp, Inc.	262,042
16,227	CYS Investments, Inc.	109,370
612	Danske Bank AS	24,851
12,003	Direct Line Insurance Group plc	62,929
198	DnB ASA	4,024
25,537	Dynex Capital, Inc.	165,991
58,550	E*TRADE Financial Corporation[a]	3,085,585
2,251	Eagle Bancorp, Inc.[a]	141,813
16,084	East West Bancorp, Inc.	1,060,096
4,181	Ellington Residential Mortgage REIT	45,197
10,062	Employers Holdings, Inc.	426,629
13,798	Enterprise Financial Services Corporation	671,273
13,666	Essent Group, Ltd.[a]	635,742
403	Euronext NVc	27,301
1,083	FBL Financial Group, Inc.	75,377
3,040	Fifth Third Bancorp	100,624
2,789	Financial Institutions, Inc.	86,877
86,125	First BanCorp[a]	516,750
5,710	First Busey Corporation	176,896
20,645	First Commonwealth Financial Corporation	298,733
1,766	First Connecticut Bancorp, Inc.	44,415
2,686	First Defiance Financial Corporation	149,234
2,460	First Financial Bancorp	70,110
1,475	First Financial Corporation	68,293
14,297	First Interstate BancSystem, Inc.	598,329
840	First Merchants Corporation	36,254
400	First Mid-Illinois Bancshares, Inc.	15,400
4,745	First Midwest Bancorp, Inc.	117,961
2,061	First of Long Island Corporation	57,914
17,199	First Republic Bank	1,540,170
12,273	FlexiGroup, Ltd.	17,900
13,605	Franklin Resources, Inc.	576,988
1,212	Genworth MI Canada, Inc.	41,622
8,042	Goldman Sachs Group, Inc.	2,154,371
5,830	Great Southern Bancorp, Inc.	295,873
192	Guaranty Bancorp	5,443
11,416	Hamilton Lane, Inc.	425,588
12,490	Hancock Holding Company	670,713
38,158	Hanmi Financial Corporation	1,201,977
815	Hannover Rueckversicherung SE	111,463
11,709	Hanover Insurance Group, Inc.	1,324,873
233	Hargreaves Lansdown plc	6,148
14,971	Hartford Financial Services Group, Inc.	879,696
8,856	Heartland Financial USA, Inc.	470,696
29,974	Heritage Commerce Corporation	479,884

Shares	Common Stock (40.5%)	Value
Financials (7.0%) - continued
4,679	Heritage Financial Corporation	$144,113
4,662	Hometrust Bancshares, Inc.[a]	118,182
28,310	Hope Bancorp, Inc.	539,022
15,277	Horace Mann Educators Corporation	630,940
3,344	Horizon Bancorp	101,825
10,963	Houlihan Lokey, Inc.	522,935
31,065	HSBC Holdings plc	331,422
63,044	Huntington Bancshares, Inc.	1,020,052
10,026	IBERIABANK Corporation	847,197
3,518	Independent Bank Corporation	81,090
5,534	Infinity Property & Casualty Corporation	560,318
413	Intact Financial Corporation	34,628
50,103	Interactive Brokers Group, Inc.	3,206,091
28,930	Intercontinental Exchange, Inc.	2,136,191
58	Invesco Mortgage Capital. Inc.	942
16,687	Invesco, Ltd.	602,901
62,960	Investment Technology Group, Inc.	1,344,826
15,350	Investors Bancorp, Inc.	210,142
550	J.P. Morgan Chase & Company	63,619
946	Jupiter Fund Management plc	7,947
128,401	KeyCorp	2,747,781
3,685	Lakeland Bancorp, Inc.	74,069
27,059	Leucadia National Corporation	732,487
15,176	Loews Corporation	783,840
493	Macquarie Group, Ltd.	40,908
650	Markel Corporation[a]	745,999
4,360	MarketAxess Holdings, Inc.	855,476
15,127	Medibank Private, Ltd.	40,734
617	Mercantile Bank Corporation	21,527
30,210	Meridian Bancorp, Inc.	617,795
1,930	MetLife, Inc.	92,775
16,549	MGIC Investment Corporation[a]	245,256
9,020	MidWestOne Financial Group, Inc.	298,382
28,600	Mizuho Financial Group, Inc.	54,219
5,620	MTGE Investment Corporation	95,540
2,850	Nasdaq, Inc.	230,594
17,220	National Bank Holdings Corporation	572,393
1,363	National Bank of Canada	70,743
3,446	Navigators Group, Inc.	167,476
526	NBT Bancorp, Inc.	19,415
2,171	Nordea Bank AB	26,801
8,507	Old Mutual plc	28,240
2,133	Old Second Bancorp, Inc.	31,355
36,789	OM Asset Management plc	658,155
13,602	PacWest Bancorp	713,153
586	Pargesa Holding SA	53,421
4,573	PCSB Financial Corporation[a]	92,283
2,068	Peapack-Gladstone Financial Corporation	73,455
590	Peoples Bancorp, Inc.	21,010
795	Plus500, Ltd.	12,710
1,394	Power Corporation of Canada	35,575
7,390	Primerica, Inc.	746,390
9,941	Principal Financial Group, Inc.	672,012
24,753	Provident Financial Services, Inc.	651,251
175	Prudential Financial, Inc.	20,794
1,523	QCR Holdings, Inc.	66,784
918	Raymond James Financial, Inc.	88,486
8,468	Regions Financial Corporation	162,840
9,537	Sandy Spring Bancorp, Inc.	360,689
55,820	Santander Consumer USA Holdings Inc.	962,895
858	Schroders plc	45,308
47,127	Seacoast Banking Corporation of Florida[a]	1,215,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Financials (7.0%) - continued
560	Selective Insurance Group, Inc.	$32,620
2,100	Senshu Ikeda Holdings, Inc.	8,088
104,817	SLM Corporation[a]	1,199,107
9,939	State Auto Financial Corporation	295,884
2,829	State Bank Financial Corporation	86,313
550	State Street Corporation	60,594
26,497	Sterling Bancorp	655,801
27,279	Stifel Financial Corporation	1,841,878
7,815	SVB Financial Group[a]	1,926,788
509	Sydbank AS	20,817
1,871	Synchrony Financial	74,241
39,608	Synovus Financial Corporation	1,995,847
18,901	TD Ameritrade Holding Corporation	1,054,487
920	Territorial Bancorp, Inc.	27,858
5,565	TriCo Bancshares	205,794
3,025	TriState Capital Holdings, Inc.[a]	72,751
1,301	Triumph Bancorp, Inc.[a]	50,089
25,017	TrustCo Bank Corporation	215,146
3,187	Union Bankshares Corporation	120,309
13,790	United Community Banks, Inc.	436,867
8,340	United Financial Bancorp, Inc.	139,778
460	United Fire Group, Inc.	19,959
6,180	Unum Group	328,714
72	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,555
1,649	Washington Trust Bancorp, Inc.	88,716
10,657	Wells Fargo & Company	701,017
21,113	Western Alliance Bancorp[a]	1,238,489
4,927	Western Asset Mortgage Capital Corporation	45,969
5,107	Wintrust Financial Corporation	438,691
6,083	WSFS Financial Corporation	310,841
47,930	Zions Bancorporation	2,589,658
11	Zurich Insurance Group AG	3,618

	Total	86,074,379

Health Care (4.7%)
5,929	ABIOMED, Inc.[a]	1,393,315
9,136	Acadia Healthcare Company, Inc.[a,b]	311,355
11,694	Aerie Pharmaceuticals, Inc.[a]	641,416
175	Aetna, Inc.	32,693
15,226	Alexion Pharmaceuticals, Inc.[a]	1,816,766
8,038	Amgen, Inc.	1,495,470
9,100	Astellas Pharmaceutical, Inc.	119,676
6,075	Asterias Biotherapeutics, Inc.[a]	12,758
140	Atrion Corporation	80,556
250	Biogen, Inc.[a]	86,952
21,803	BioMarin Pharmaceutical, Inc.[a]	1,967,285
16,774	Cardiovascular Systems, Inc.[a]	414,486
38,900	Catalent, Inc.[a]	1,810,406
24,914	Celgene Corporation[a]	2,520,300
2,409	Chemed Corporation	627,713
6,250	Coherus Biosciences, Inc.[a,b]	63,125
10,810	Concert Pharmaceuticals, Inc.[a]	217,065
1,500	CONMED Corporation	86,670
500	Cooper Companies, Inc.	122,335
4,683	Danaher Corporation	474,294
11,130	Dexcom, Inc.[a,b]	647,766
4,265	Edwards Lifesciences Corporation[a]	539,864
2,693	Eli Lilly and Company	219,345
32,750	Evolent Health, Inc.[a,b]	461,775
680	Express Scripts Holding Company[a]	53,842
64,540	GenMark Diagnostics, Inc.[a]	351,098
950	GlaxoSmithKline plc ADR	35,634
375	HealthStream, Inc.[a]	8,820
2,720	Heska Corporation[a]	212,024

Shares	Common Stock (40.5%)	Value
Health Care (4.7%) - continued
15,390	HMS Holdings Corporation[a]	$263,631
13,783	Inogen, Inc.[a]	1,679,321
31,962	Intersect ENT, Inc.[a]	1,193,781
5,400	Intra-Cellular Therapies, Inc.[a]	91,908
18,701	Ironwood Pharmaceuticals, Inc.[a]	276,962
15,723	Johnson & Johnson	2,172,761
630	Laboratory Corporation of America Holdings[a]	109,935
65	LNA Sante	4,447
3,412	Magellan Health Services, Inc.[a]	339,835
1,270	Medpace Holdings, Inc.[a]	46,647
30,866	Medtronic plc	2,651,081
2,010	Merck & Company, Inc.	119,092
1,220	Merck KGaA	133,541
2,410	Mettler-Toledo International, Inc.[a]	1,627,377
42,550	MiMedx Group, Inc.[a,b]	712,712
19,938	Mylan NVa	854,343
33,925	Myriad Genetics, Inc.[a]	1,251,154
1,978	National Healthcare Corporation	123,368
13,885	Neurocrine Biosciences, Inc.[a]	1,186,751
23,032	Nevro Corporation[a,b]	1,848,548
2,959	Novartis AG	267,071
6,301	Novo Nordisk AS	349,695
30,896	NuVasive, Inc.[a]	1,509,888
17,910	Omnicell, Inc.[a]	878,485
8,380	PerkinElmer, Inc.	671,741
8,598	Perrigo Company plc	779,151
49,247	Pfizer, Inc.	1,824,109
4,670	Prothena Corporation plc[a]	195,206
5,200	RadNet, Inc.[a]	52,780
120	Roche Holding AG	29,649
2,310	Sage Therapeutics, Inc.[a]	438,438
51,795	Tactile Systems Technology, Inc.[a,b]	1,633,096
9,409	Teleflex, Inc.	2,613,350
6,856	Thermo Fisher Scientific, Inc.	1,536,498
2,420	Triple-S Management Corporation[a]	55,612
22,598	UnitedHealth Group, Inc.	5,350,754
4,210	Universal Health Services, Inc.	511,515
23,425	Veeva Systems, Inc.[a]	1,472,495
6,447	Vertex Pharmaceuticals, Inc.[a]	1,075,811
2,120	Waters Corporation[a]	457,093
3,680	West Pharmaceutical Services, Inc.	368,736
24,300	Wright Medical Group NVa,b	552,825
24,890	Zoetis, Inc.	1,909,810

	Total	58,045,807

Industrials (6.3%)
7,407	Acco Brands Corporation[a]	87,773
2,610	Actuant Corporation	64,598
1,540	Adecco SA	126,713
22,965	Advanced Disposal Services, Inc.[a]	559,657
6,814	AECOM[a]	266,496
3,933	Aegion Corporation[a]	98,640
13,815	AGCO Corporation	1,003,245
14,979	AMETEK, Inc.	1,142,898
2,560	ArcBest Corporation	91,008
400	Asahi Glass Company, Ltd.	17,614
575	Atlas Copco AB, Class A	26,966
2,178	Atlas Copco AB, Class B	90,903
39,966	AZZ, Inc.	1,818,453
250	Boeing Company	88,592
6,125	Brink’s Company	510,825
7,760	BWX Technologies, Inc.	492,294
23,323	Casella Waste Systems, Inc.[a]	596,602
8,891	CBIZ, Inc.[a]	146,702
100	Central Glass Company, Ltd.	2,238

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Industrials (6.3%) - continued
9,150	Colfax Corporation[a]	$366,183
7,086	Comfort Systems USA, Inc.	301,864
2,789	Costamare, Inc.	18,184
8,034	Crane Company	802,918
246	CSW Industrials, Inc.[a]	11,783
28,432	CSX Corporation	1,614,085
8,370	Curtiss-Wright Corporation	1,093,624
500	Dai Nippon Printing Company, Ltd.	11,181
945	Delta Air Lines, Inc.	53,648
556	Deutsche Lufthansa AG	19,862
2,709	Donaldson Company, Inc.	137,238
340	Dun & Bradstreet Corporation	42,068
7,762	Dycom Industries, Inc.[a,b]	905,903
10,595	EMCOR Group, Inc.	861,162
2,118	Emerson Electric Company	152,983
16,041	Encore Wire Corporation	811,675
417	EnerSys	29,319
775	Engility Holdings, Inc.[a]	20,274
1,042	ESCO Technologies, Inc.	63,718
8,010	Federal Signal Corporation	162,923
487	Ferguson plc	37,608
3,593	Forrester Research, Inc.	156,834
4,813	Fortive Corporation	365,884
15,770	Fortune Brands Home and Security, Inc.	1,118,566
1,131	Franklin Electric Company, Inc.	51,234
4,510	General Dynamics Corporation	1,003,385
8,310	Genesee & Wyoming, Inc.[a]	663,554
553	Gibraltar Industries, Inc.[a]	20,516
270	Global Brass and Copper Holdings, Inc.	8,681
910	GMS, Inc.[a]	31,195
1,236	Gorman-Rupp Company	34,942
13,218	Granite Construction, Inc.	881,508
5,692	GWA Group, Ltd.	12,909
8,619	Harsco Corporation[a]	154,280
20,332	Healthcare Services Group, Inc.	1,121,920
16,012	Heico Corporation	1,286,084
630	Heidrick & Struggles International, Inc.	16,632
1,560	Hillenbrand, Inc.	69,108
400	Hitachi Transport System, Ltd.	10,398
10,311	Honeywell International, Inc.	1,646,357
3,056	Hubbell, Inc.	415,463
4,010	Huntington Ingalls Industries, Inc.	952,535
790	Hyster-Yale Materials Handling, Inc.	66,905
11,828	ICF International, Inc.[a]	628,067
700	Inaba Denki Sangyo Company, Ltd.	33,031
540	Ingersoll-Rand plc	51,100
24,570	Interface, Inc.	613,021
8,900	ITOCHU Corporation	175,123
3,232	ITT Corporation	180,992
3,590	Jacobs Engineering Group, Inc.	249,361
5,619	JB Hunt Transport Services, Inc.	678,944
18,491	KAR Auction Services, Inc.	1,008,499
12,329	KeyW Holding Corporation[a,b]	82,604
4,260	Kforce, Inc.	110,547
45,820	Kirby Corporation[a]	3,431,918
5,430	L3 Technologies, Inc.	1,153,658
2,460	Lincoln Electric Holdings, Inc.	240,022
5,000	Lindsay Corporation	446,050
1,770	Lockheed Martin Corporation	628,084
311	Loomis AB	12,435
1,500	Marubeni Corporation	11,281
13,930	Masco Corporation	622,114
12,670	Masonite International Corporation[a]	883,733

Shares	Common Stock (40.5%)	Value
Industrials (6.3%) - continued
4,063	Meggitt plc	$26,766
3,771	Middleby Corporation[a]	513,836
3,925	Milacron Holdings Corporation[a]	74,457
1,000	Mitsuboshi Belting, Ltd.	13,380
3,541	Monadelphous Group, Ltd.	50,066
2,970	Moog, Inc.[a]	267,478
114,024	MRC Global, Inc.[a]	2,050,152
2,215	National Express Group plc	11,534
5,612	Navigant Consulting, Inc.[a]	115,158
31,982	NCI Building Systems, Inc.[a]	590,068
1,800	Nitto Kogyo Corporation	30,922
538	Nobina ABc	3,817
9,523	Norfolk Southern Corporation	1,436,830
667	Northgate plc	3,845
5,570	Novanta, Inc.[a]	322,503
6,426	Old Dominion Freight Line, Inc.	941,088
13,257	On Assignment, Inc.[a]	1,015,088
18,369	Orbital ATK, Inc.	2,422,871
1,200	Orion Group Holdings, Inc.[a]	9,024
18,702	Oshkosh Corporation	1,696,645
5,130	PageGroup plc	39,649
6,353	Parker Hannifin Corporation	1,279,621
6,505	Proto Labs, Inc.[a]	711,322
770	Quad/Graphics, Inc.	17,032
2,937	Radiant Logistics, Inc.[a]	14,127
13,541	Raven Industries, Inc.	522,006
7,153	Raytheon Company	1,494,548
6,503	RELX NV	144,000
3,992	RELX plc	88,342
522	Resources Connection, Inc.	8,535
215	Rockwool International AS	60,058
6,977	Roper Industries, Inc.	1,957,676
14,121	Royal Mail plc	94,083
8,770	Saia, Inc.[a]	662,574
493	Schindler Holding AG, Participation Certificate	123,528
6	SGS SA	16,129
883	Siemens AG	134,044
11,822	SiteOne Landscape Supply, Inc.[a]	900,364
4,714	SKF AB	116,515
1,601	Smiths Group plc	36,359
76,681	Southwest Airlines Company	4,662,205
1,790	SP Plus Corporation[a]	69,005
289	Spirax-Sarco Engineering plc	23,277
10,742	SPX Corporation[a]	335,687
3,818	SPX FLOW, Inc.[a]	177,041
385	Standex International Corporation	40,406
1,230	Stanley Black & Decker, Inc.	204,463
216	Sulzer, Ltd.	30,697
200	Taikisha, Ltd.	6,988
13,940	Terex Corporation	655,459
700	Toppan Forms Company, Ltd.	7,904
6,000	Toppan Printing Company, Ltd.	56,559
1,396	Toro Company	91,647
49,620	TPI Composites, Inc.[a]	996,370
1,070	Transcontinental, Inc.	21,635
640	TransDigm Group, Inc.	202,822
5,860	TransUnion[a]	347,850
13,115	TriMas Corporation[a]	348,859
4,448	TrueBlue, Inc.[a]	121,653
14,700	United Continental Holdings, Inc.[a]	996,954
428	United Parcel Service, Inc.	54,493
11,521	United Rentals, Inc.[a]	2,086,568
9,162	United Technologies Corporation	1,264,448
7,600	Univar, Inc.[a]	226,936
2,896	Universal Truckload Services, Inc.	67,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Industrials (6.3%) - continued
2,745	Valmont Industries, Inc.	$449,082
6,977	Vectrus, Inc.[a]	212,101
14,185	Verisk Analytics, Inc.[a]	1,419,209
1,213	Vinci SA	131,100
7,110	WABCO Holdings, Inc.[a]	1,097,713
22,065	WageWorks, Inc.[a]	1,336,036
32,922	Waste Connections, Inc.	2,364,458
4,178	Watsco, Inc.	751,163
30,499	Willdan Group, Inc.[a]	691,107
400	Yuasa Trading Company, Ltd.	14,319

	Total	77,659,480

Information Technology (11.2%)
24,290	2U, Inc.[a,b]	1,804,018
3,873	ADTRAN, Inc.	61,968
27,650	Advanced Micro Devices, Inc.[a,b]	379,911
27,159	Agilent Technologies, Inc.	1,994,285
36,777	Akamai Technologies, Inc.[a]	2,463,691
13,360	Alliance Data Systems Corporation	3,428,978
4,410	Alphabet, Inc., Class Aa	5,213,590
2,761	Alphabet, Inc., Class Ca	3,230,204
10,442	Ambarella, Inc.[a,b]	526,277
1,778	American Software, Inc.	22,278
19,551	Amphenol Corporation	1,813,746
27,628	Apple, Inc.	4,625,756
6,563	Arista Networks, Inc.[a]	1,810,207
16,860	Arrow Electronics, Inc.[a]	1,371,392
2,190	Atkore International Group, Inc.[a]	51,202
5,028	Automatic Data Processing, Inc.	621,612
10,600	Belden, Inc.	898,562
23,258	Benchmark Electronics, Inc.[a]	673,319
36	BKW FMB Energie	2,302
41,504	Booz Allen Hamilton Holding Corporation	1,626,127
18,042	CA, Inc.	646,806
900	Canon, Inc.	35,910
1,312	Capgemini SA	174,156
3,038	Cavium, Inc.[a]	269,714
4,317	CDW Corporation	322,868
68,947	Ciena Corporation[a]	1,467,192
82,484	Cisco Systems, Inc.	3,426,385
11,352	Cognex Corporation	708,024
2,764	CommerceHub, Inc.[a]	53,318
3,191	CommVault Systems, Inc.[a]	170,240
32,240	Computer Sciences Government Services, Inc.	1,072,947
1,832	Comtech Telecommunications Corporation	39,626
5,524	CoreLogic, Inc.[a]	261,617
18,400	Descartes Systems Group, Inc.[a]	521,640
49,100	Dolby Laboratories, Inc.	3,159,094
14,551	DST Systems, Inc.	1,213,117
10,434	eBay, Inc.[a]	423,412
9,321	Endurance International Group Holdings, Inc.[a]	77,364
18,055	Envestnet, Inc.[a]	970,456
3,760	Euronet Worldwide, Inc.[a]	352,951
31,619	EVERTEC, Inc.	494,837
1,820	ExlService Holdings, Inc.[a]	110,565
1,090	Extreme Networks, Inc.[a]	16,383
34,080	Facebook, Inc.[a]	6,369,211
11,286	Fidelity National Information Services, Inc.	1,155,235
7,333	Fiserv, Inc.[a]	1,032,780
39,086	FLIR Systems, Inc.	2,001,594
17,807	Fortinet, Inc.[a]	819,834

Shares	Common Stock (40.5%)	Value
Information Technology (11.2%) - continued
10,830	Global Payments, Inc.	$1,210,577
26,054	Guidewire Software, Inc.[a]	2,069,990
25,613	HP, Inc.	597,295
4,282	IAC/InterActiveCorporation[a]	620,762
6,995	Insight Enterprises, Inc.[a]	259,654
31,639	Keysight Technologies, Inc.[a]	1,478,174
3,700	Konica Minolta Holdings, Inc.	37,038
210	Kulicke and Soffa Industries, Inc.[a]	4,832
5,440	Lam Research Corporation	1,041,869
4,310	Liberty Tripadvisor Holdings, Inc.[a]	37,928
37,520	M/A-COM Technology Solutions Holdings, Inc.[a,b]	1,166,872
5,370	ManTech International Corporation	279,616
37,295	MasterCard, Inc.	6,302,855
9,510	Maxim Integrated Products, Inc.	580,110
3,850	Methode Electronics, Inc.	157,273
9,460	Microsemi Corporation[a]	584,533
58,764	Microsoft Corporation	5,583,168
22,352	Monolithic Power Systems, Inc.	2,662,570
18,520	National Instruments Corporation	924,889
1,000	NEC Networks & System Integration Corporation	26,796
38,660	New Relic, Inc.[a]	2,309,162
7,692	Nice, Ltd. ADR	700,741
25,557	NRG Yield, Inc., Class A	481,238
9,091	NVIDIA Corporation	2,234,568
8,317	NXP Semiconductors NVa	1,000,701
35,005	Oracle Corporation	1,805,908
7,060	Palo Alto Networks, Inc.[a]	1,114,562
10,170	Paylocity Holding Corporation[a]	531,789
57,360	PayPal Holdings, Inc.[a]	4,893,955
15,196	Pegasystems, Inc.	772,717
3,920	Plantronics, Inc.	231,241
10,430	Plexus Corporation[a]	623,193
5,087	Progress Software Corporation	253,485
34,242	Proofpoint, Inc.[a]	3,493,369
38,413	Q2 Holdings, Inc.[a]	1,626,791
25,260	Red Hat, Inc.[a]	3,318,659
932	Ribbon Communications, Inc.[a]	6,505
5,921	Rudolph Technologies, Inc.[a]	155,130
100	Ryoyo Electro Corporation	1,775
81,838	SailPoint Technologies Holdings, Inc.[a]	1,369,150
34,020	Salesforce.com, Inc.[a]	3,875,218
846	ScanSource, Inc.[a]	28,933
108,984	Sequans Communications SA ADR[a,b]	191,812
9,649	ServiceNow, Inc.[a]	1,436,447
520	Silicon Laboratories, Inc.[a]	50,024
159	SMA Solar Technology AGb	8,646
19,500	SS&C Technologies Holdings, Inc.	980,460
14,255	Synopsys, Inc.[a]	1,320,156
360	TE Connectivity, Ltd.	36,911
15,575	Teradata Corporation[a]	630,788
12,384	Teradyne, Inc.	567,683
590	Texas Instruments, Inc.	64,705
12,178	Total System Services, Inc.	1,082,137
24,434	Travelport Worldwide, Ltd.	332,547
4,348	Trimble, Inc.[a]	191,747
33,725	Twitter, Inc.[a]	870,442
14,219	Tyler Technologies, Inc.[a]	2,865,271
2,527	Ultimate Software Group, Inc.[a]	588,513
780	VASCO Data Security International, Inc.[a]	11,232
6,553	Verint Systems, Inc.[a]	273,588
42,884	Virtusa Corporation[a]	1,913,484
43,690	Visa, Inc.	5,427,609
3,870	Xerox Corporation	132,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Information Technology (11.2%) - continued
29,550	Xilinx, Inc.	$2,157,741
4,153	XO Group, Inc.[a]	79,322
16,816	Zix Corporation[a]	71,132

	Total	137,726,772

Materials (1.4%)
471	A. Schulman, Inc.	18,369
500	Adeka Corporation	8,878
450	Alcoa Corporation[a]	23,409
786	American Vanguard Corporation	16,624
715	APERAM	42,522
6,568	Balchem Corporation	518,872
3,236	BASF SE	379,513
6,706	BHP Billiton plc	149,344
4,581	BHP Billiton, Ltd.	112,029
6,471	Celanese Corporation	699,903
850	CF Industries Holdings, Inc.	36,074
952	Chemours Company	49,142
5,070	Continental Building Products, Inc.[a]	144,242
13,819	Crown Holdings, Inc.[a]	802,193
4,100	Daicel Corporation	49,856
4,254	Eastman Chemical Company	421,912
2,466	Evonik Industries AG	97,445
8,932	Ferro Corporation[a]	210,081
6,790	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
5,840	FMC Corporation	533,367
17,344	Freeport-McMoRan, Inc.[a]	338,208
1,861	Granges AB	19,583
14,665	Graphic Packaging Holding Company	236,840
5,151	Innospec, Inc.	369,842
5,837	International Paper Company	366,914
700	JSR Corporation	16,639
3,474	Kadant, Inc.	348,269
1,000	Kaneka Corporation	9,309
730	Koppers Holdings, Inc.[a]	33,434
3,600	Kuraray Company, Ltd.	67,620
2,000	Kyoei Steel, Ltd.	36,475
4,920	Martin Marietta Materials, Inc.	1,122,596
346	Materion Corporation	17,196
2,203	Mercer International, Inc.	32,384
2,806	Mondi plc	74,789
9,509	Myers Industries, Inc.	199,689
3,860	Neenah, Inc.	349,330
4,086	Newmont Mining Corporation	165,524
200	Nippon Shokubai Company, Ltd.	14,242
11,702	Norsk Hydro ASA	85,206
5,370	Nucor Corporation	359,575
9,600	Nutanix, Inc.[a]	308,160
588	Olympic Steel, Inc.	13,706
20,990	OMNOVA Solutions, Inc.[a]	230,890
38,880	Owens-Illinois, Inc.[a]	902,794
1,867	Packaging Corporation of America	234,551
89,896	Quantenna Communications, Inc.[a,b]	1,236,969
6,414	Reliance Steel & Aluminum Company	561,802
328	Rio Tinto, Ltd.	20,194
14,400	RPM International, Inc.	751,680
4,413	Ryerson Holding Corporation[a]	44,130
7,835	Schweitzer-Mauduit International, Inc.	354,769
4,405	Scotts Miracle-Gro Company	397,639
7,570	Sensient Technologies Corporation	543,905
816	Solvay SA	118,153
28,744	Steel Dynamics, Inc.	1,304,978
2,763	SunCoke Energy, Inc.[a]	30,669
1,200	Toagosei Company, Ltd.	15,531

Shares	Common Stock (40.5%)	Value
Materials (1.4%) - continued
3,055	Trinseo SA	$251,885
642	United States Steel Corporation	24,017
5,033	UPM-Kymmene Oyj	169,706
1,090	W. R. Grace & Company	80,464
17,510	Westrock Company	1,166,691
300	Yamato Kogyo Company, Ltd.	8,596

	Total	17,349,319

Real Estate (1.0%)
1,259	Alstria Office REIT AG	19,881
4,485	Ares Commercial Real Estate Corporation	56,825
22,911	Armada Hoffler Properties, Inc.	329,689
482	Artis Real Estate Investment Trust	5,506
1,950	Ashford Hospitality Prime, Inc.	17,589
9,398	Ashford Hospitality Trust, Inc.	60,523
1,522	Bluerock Residential Growth REIT, Inc.	12,754
4,435	British Land Company plc	42,102
29,993	Brixmor Property Group, Inc.	486,786
4,910	Camden Property Trust	425,010
6,771	Cedar Realty Trust, Inc.	34,600
8,602	Chatham Lodging Trust	192,685
2,175	Chesapeake Lodging Trust	59,530
4,002	City Office REIT, Inc.	46,743
22,787	Cousins Properties, Inc.	205,083
11,240	CyrusOne, Inc.	648,436
5,640	DDR Corporation	45,797
7,250	DEXUS Property Group	55,653
3,490	Digital Realty Trust, Inc.	390,705
9,068	Douglas Emmett, Inc.	350,660
15,830	Duke Realty Corporation	418,070
1,580	Equity Lifestyle Properties, Inc.	136,386
2,679	First Industrial Realty Trust, Inc.	82,674
3,360	Franklin Street Properties Corporation	34,070
17,100	General Growth Properties, Inc.	393,813
3,192	GEO Group, Inc.	71,980
616	Getty Realty Corporation	16,164
6,000	Hang Lung Properties, Ltd.	15,815
4,912	HFF, Inc.	241,720
18,172	Highwoods Properties, Inc.	870,075
16,464	Hospitality Properties Trust	467,742
23,598	Host Hotels & Resorts, Inc.	489,894
11,000	Hysan Development Company, Ltd.	61,450
23,528	InfraREIT, Inc.	446,561
7,016	Liberty Property Trust	290,533
3,196	Mid-America Apartment Communities, Inc.	304,803
20,520	Monmouth Real Estate Investment Corporation	350,687
9,522	National Storage Affiliates Trust	241,573
196	One Liberty Properties, Inc.	4,790
3,430	Outfront Media, Inc.	76,832
4,173	Pebblebrook Hotel Trust	162,747
12,380	Physicians Realty Trust	201,794
4,170	Ramco-Gershenson Properties Trust	55,127
990	RE/MAX Holdings, Inc.	48,857
12,960	Retail Properties of America, Inc.	156,168
3,000	Road King Infrastructure, Ltd.	6,158
3,123	Ryman Hospitality Properties	239,066
1,086	Saul Centers, Inc.	59,437
8,009	SBA Communications Corporation[a]	1,397,570
16,070	Stockland	54,812
13,357	Summit Hotel Properties, Inc.	206,900
1,085	Sun Communities, Inc.	96,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (40.5%)	Value
Real Estate (1.0%) - continued
2,000	Sun Hung Kai Properties, Ltd.	$34,578
1,000	Swire Pacific, Ltd.	9,981
13,841	Terreno Realty Corporation	492,740
5,254	UDR, Inc.	191,929
11,242	Urstadt Biddle Properties, Inc.	218,320
17,150	Weyerhaeuser Company	643,811
7,800	Wing Tai Holdings, Ltd.	14,389
5,550	Xenia Hotels & Resorts, Inc.	123,210

	Total	12,916,174

Telecommunications Services (0.1%)
1,156	Freenet AG	44,329
23,771	KCOM Group plc	29,701
2,200	Nippon Telegraph & Telephone
	Corporation	105,346
10,700	NTT DOCOMO, Inc.	265,867
66,530	ORBCOMM, Inc.[a]	764,430
2,961	TDC AS	19,764
7,175	Telenor ASA	167,749
566	Telephone & Data Systems, Inc.	15,525
2,304	Verizon Communications, Inc.	124,577
1,431	Vonage Holdings Corporation[a]	16,013

	Total	1,553,301

Utilities (0.4%)
18,260	AES Corporation	211,086
1,675	Artesian Resources Corporation	62,276
3,200	Chubu Electric Power Company, Inc.	40,326
4,587	CMS Energy Corporation	205,268
390	Connecticut Water Service, Inc.	20,690
1,310	Consolidated Water Company, Ltd.	17,554
200	Electric Power Development Company, Ltd.	5,701
78	Elia System Operator SA	4,793
1,898	Eversource Energy	119,745
9,410	MDU Resources Group, Inc.	249,177
1,209	Middlesex Water Company	45,531
7,090	New Jersey Resources Corporation	275,092
6,000	NorthWestern Corporation	326,040
24,763	OGE Energy Corporation	797,369
5,400	Osaka Gas Company, Ltd.	107,421
6,096	PG&E Corporation	258,653
12,020	PNM Resources, Inc.	457,962
1,880	Portland General Electric Company	79,618
1,846	PPL Corporation	58,832
11,120	Public Service Enterprise Group, Inc.	576,794
4,630	Southwest Gas Holdings, Inc.	340,675
1,241	Spire, Inc.	82,526
3,900	Tokyo Gas Company, Ltd.	93,057
18,268	UGI Corporation	836,126
679	Unitil Corporation	30,019
292	Verbund AG	8,099

	Total	5,310,430

	Total Common Stock (cost $365,704,333)	499,069,152

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
	2.011%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
$34,765	2005-6, Class 2A1[e]	16,881

Principal Amount	Long-Term Fixed Income (2.3%)	Value
Collateralized Mortgage Obligations (<0.1%) - continued
	Residential Asset Securitization Trust
	1.941%, (LIBOR 1M + 0.380%), 8/25/2037, Ser.
$64,967	2007-A8, Class 2A3[e]	$16,209
	Sequoia Mortgage Trust
	3.520%, 9/20/2046, Ser.
87,168	2007-1, Class 4A1[e]	72,274
	WaMu Mortgage Pass Through Certificates
	3.225%, 9/25/2036, Ser.
38,451	2006-AR10, Class 1A2[e]	37,232
	3.300%, 10/25/2036, Ser.
58,595	2006-AR12, Class 1A1[e]	56,868

	Total	199,464

Mortgage-Backed Securities (1.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,225,000	4.000%, 2/1/2048[f]	1,265,913
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,000,000	3.000%, 2/1/2048[f]	1,960,312
4,000,000	3.500%, 2/1/2048[f]	4,037,969
3,600,000	4.000%, 2/1/2048[f]	3,718,275
1,225,000	4.500%, 2/1/2048[f]	1,291,322

	Total	12,273,791

U.S. Government and Agencies (1.3%)
	U.S. Treasury Bonds
600,000	2.250%, 11/15/2027	575,883
2,291,000	2.500%, 5/15/2046	2,096,086
	U.S. Treasury Bonds, TIPS
2,016,760	0.375%, 7/15/2027	1,979,380
	U.S. Treasury Notes
3,120,000	0.750%, 2/15/2019	3,080,878
340,000	1.000%, 10/15/2019	333,811
575,000	1.500%, 10/31/2019	568,936
675,000	1.750%, 11/30/2019	670,333
1,430,000	1.125%, 8/31/2021	1,367,605
410,000	2.000%, 11/30/2022	400,294
500,000	2.125%, 7/31/2024	484,531
3,000,000	2.250%, 11/15/2024	2,923,359
1,740,000	2.125%, 11/30/2024	1,682,023

	Total	16,163,119

	Total Long-Term Fixed Income (cost $29,124,520)	28,636,374

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,142	Henkel AG & Company KGaA, 1.620%	159,704

	Total	159,704

	Total Preferred Stock (cost $156,813)	159,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (1.3%)	Value
15,484,114	Thrivent Cash Management Trust	$15,484,114

	Total Collateral Held for Securities Loaned (cost $15,484,114)	15,484,114

Shares or Principal Amount	Short-Term Investments (14.2%)	Value
	Federal Home Loan Bank Discount Notes
700,000	1.250%, 2/6/2018[g,h]	699,873
1,200,000	1.215%, 2/7/2018[g,h]	1,199,740
3,900,000	1.259%, 2/9/2018[g,h]	3,898,873
100,000	1.300%, 2/14/2018[g,h]	99,953
300,000	1.330%, 3/12/2018[g,h]	299,568
2,400,000	1.421%, 4/11/2018[g,h]	2,393,467
5,900,000	1.444%, 4/27/2018[g,h]	5,880,217
	Thrivent Core Short-Term Reserve Fund
16,054,207	1.640%	160,542,070

	Total Short-Term Investments (cost $175,013,477)	175,013,761

	Total Investments (cost $966,088,950) 102.1%	$1,258,025,220

	Other Assets and Liabilities, Net (2.1%)	(26,167,216)

	Total Net Assets 100.0%	$1,231,858,004

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $94,245 or 0.0% of total net assets.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	Denotes variable rate securities. The rate shown is as of January 31, 2018.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$15,002,361

Total lending	$15,002,361
Gross amount payable upon return of collateral for securities loaned	$15,484,114

Net amounts due to counterparty	$481,753

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	72,347,020	70,911,619	1,435,401	–
Consumer Staples	14,444,057	13,677,361	766,696	–
Energy	15,642,413	14,876,444	765,969	–
Financials	86,074,379	84,604,392	1,469,987	–
Health Care	58,045,807	57,141,728	904,079	–
Industrials	77,659,480	75,785,702	1,873,778	–
Information Technology	137,726,772	137,440,149	286,623	–
Materials	17,349,319	15,853,688	1,495,630	1
Real Estate	12,916,174	12,595,849	320,325	–
Telecommunications Services	1,553,301	920,545	632,756	–
Utilities	5,310,430	5,051,033	259,397	–
Registered Investment Companies
Affiliated Equity Holdings	447,431,890	447,431,890	–	–
Equity Funds/Exchange Traded Funds	15,707,946	15,707,946	–	–
Affiliated Fixed Income Holdings	17,135,087	17,135,087	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	199,464	–	199,464	–
Mortgage-Backed Securities	12,273,791	–	12,273,791	–
U.S. Government and Agencies	16,163,119	–	16,163,119	–
Preferred Stock
Consumer Staples	159,704	–	159,704	–
Short-Term Investments	14,471,691	–	14,471,691	–
Subtotal Investments in Securities	$1,022,611,844	$969,133,433	$53,478,410	$1

Other Investments *	Total
Short-Term Investments	160,542,070
Affiliated Registered Investment Companies	59,387,192
Collateral Held for Securities Loaned	15,484,114
Subtotal Other Investments	$235,413,376
Total Investments at Value	$1,258,025,220

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	20,695,531	20,695,531	–	–
Total Asset Derivatives	$20,695,531	$20,695,531	$–	$–

Liability Derivatives
Futures Contracts	12,272,800	12,272,800	–	–
Total Liability Derivatives	$12,272,800	$12,272,800	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $14,371,720 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 5-Yr. U.S. Treasury Note	31	March 2018	$3,621,284	($65,244)
CBOT U.S. Long Bond	1	March 2018	153,144	(5,331)
CME E-mini Russell 2000 Index	314	March 2018	23,932,308	810,892
CME S&P 500 Index	287	March 2018	190,665,491	12,085,659
CME Ultra Long Term U.S. Treasury Bond	13	March 2018	2,171,246	(66,059)
ICE mini MSCI EAFE Index	772	March 2018	77,942,550	4,873,750
ICE US mini MSCI Emerging Markets Index	417	March 2018	23,417,686	2,807,444

Total Futures Long Contracts			$321,903,709	$20,441,111

CBOT 10-Yr. U.S. Treasury Note	(32)	March 2018	($3,994,398)	$103,898
CBOT 2-Yr. U.S. Treasury Note	(11)	March 2018	(2,359,467)	13,888
CME E-mini NASDAQ 100 Index	(621)	March 2018	(78,930,692)	(7,543,558)
CME E-mini S&P Mid-Cap 400 Index	(715)	March 2018	(135,132,692)	(4,592,608)
Total Futures Short Contracts			($220,417,249)	($12,018,380)

Total Futures Contracts			$101,486,460	$8,422,731

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$–	$47,004	$31,520	$–	$–	15,484	$15,484	$39
Core International Equity	–	56,074	–	–	3,313	5,608	59,387	74
Core Short-Term Reserve	182,392	37,943	59,793	–	–	16,054	160,542	579
High Yield	6,184	85	–	–	(51)	1,280	6,219	85
Income	4,096	49	–	–	(53)	448	4,091	35
Large Cap Growth	78,222	1,877	–	–	8,054	7,132	88,154	–
Large Cap Stock	35,014	3,385	–	–	(386)	1,310	38,013	475
Large Cap Value	63,365	3,524	–	–	3,842	2,929	70,730	945
Limited Maturity Bond	6,817	36	–	–	(27)	549	6,825	36
Mid Cap Stock	69,939	5,377	–	–	868	2,601	76,184	–
Partner Worldwide Allocation	129,130	4,827	–	–	4,320	11,758	138,277	3,139
Small Cap Stock	33,910	2,192	–	–	(28)	1,348	36,074	–
Total Value and Income Earned	$609,069			$–	$19,852		$699,980	$5,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.0%)[a]	Value
Basic Materials (1.1%)
	Arch Coal, Inc., Term Loan
$338,296	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$340,833
	Big River Steel, LLC, Term Loan
344,138	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	351,881
	Chemours Company, Term Loan
233,188	4.080%, (LIBOR 1M + 2.500%), 5/12/2022[b]	234,888
	CONSOL Mining Corporation, Term Loan
340,000	7.470%, (LIBOR 3M + 6.000%), 10/30/2022[b]	346,518
	Contura Energy, Inc., Term Loan
609,525	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	608,001
	Ineos Finance, LLC, Term Loan
1,110,000	3.574%, (LIBOR 1M + 2.000%), 3/31/2024[b]	1,114,862
	Peabody Energy Corporation, Term Loan
84,506	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	85,598
	Tronox Finance, LLC, Term Loan
237,326	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	239,445
547,674	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	552,565

	Total	3,874,591

Capital Goods (1.0%)
	Advanced Disposal Services, Inc., Term Loan
324,167	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	326,119
	Berry Plastics Corporation, Term Loan
129,349	3.804%, (LIBOR 1M + 2.250%), 1/19/2024[b]	130,193
	Cortes NP Intermediate Holding II Corporation, Term Loan
913,307	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	922,440
	Navistar, Inc., Term Loan
650,000	5.060%, (LIBOR 1M + 3.500%), 11/3/2024[b]	655,148
	Reynolds Group Holdings, Inc., Term Loan
281,445	4.324%, (LIBOR 1M + 2.750%), 2/5/2023[b]	283,491
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,109,280	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	1,112,053

	Total	3,429,444

Communications Services (4.9%)
	Altice Financing SA, Term Loan
312,638	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	308,536
	Altice US Finance I Corporation, Term Loan
393,025	3.823%, (LIBOR 1M + 2.250%), 7/14/2025[b]	393,516

Principal Amount	Bank Loans (15.0%)[a]	Value
Communications Services (4.9%) - continued
	CBS Radio, Inc., Term Loan
$105,000	4.172%, (LIBOR 3M + 2.750%), 10/17/2023[b]	$105,637
	Cengage Learning Acquisitions, Term Loan
771,235	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	747,712
	CenturyLink, Inc., Term Loan
715,000	4.317%, (LIBOR 1M + 2.750%), 1/31/2025[b]	703,832
	Charter Communications Operating, LLC, Term Loan
630,000	3.580%, (LIBOR 1M + 2.000%), 4/13/2025[b]	633,446
	Coral-US Co-Borrower, LLC, Term Loan
1,475,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	1,481,328
	CSC Holdings, LLC, Term Loan
521,062	3.810%, (LIBOR 1M + 2.250%), 7/17/2025[b]	521,604
	Frontier Communications Corporation, Term Loan
636,800	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	623,535
	Gray Television, Inc., Term Loan
321,750	3.814%, (LIBOR 1M + 2.250%), 2/7/2024[b]	323,877
	Hargray Merger Subsidiary Corporation, Term Loan
398,374	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	400,697
	Intelsat Jackson Holdings SA, Term Loan
505,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	500,763
	Level 3 Financing, Inc., Term Loan
1,000,000	3.696%, (LIBOR 3M + 2.250%), 2/22/2024[b]	1,004,170
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
785,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	758,836
160,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	145,600
	McGraw-Hill Global Education Holdings, LLC, Term Loan
650,100	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	648,475
	Mediacom Illinois, LLC, Term Loan
282,862	3.720%, (LIBOR 1W + 2.250%), 2/15/2024[b,c]	286,045
	NEP/NCP Holdco, Inc., Term Loan
784,029	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	785,746
	New LightSquared, Term Loan
177,878	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,d]	164,537
	Radiate Holdco, LLC, Term Loan
1,310,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,e,f]	1,313,511
	Raycom TV Broadcasting, LLC, Term Loan
478,800	4.311%, (LIBOR 1M + 2.750%), 8/18/2024[b]	479,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.0%)[a]	Value
Communications Services (4.9%) - continued
	SBA Senior Finance II, LLC, Term Loan
$554,875	3.830%, (LIBOR 1M + 2.250%), 3/24/2021[b]	$558,421
	SFR Group SA, Term Loan
282,863	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	271,194
	Sinclair Television Group, Inc., Term Loan
1,090,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,e,f]	1,099,080
	Sprint Communications, Inc., Term Loan
1,166,187	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,168,613
	Unitymedia Finance, LLC, Term Loan
630,000	3.809%, (LIBOR 3M + 2.250%), 1/20/2026[b]	630,964
	Univision Communications, Inc., Term Loan
519,751	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	519,938
	Virgin Media Bristol, LLC, Term Loan
800,000	4.059%, (LIBOR 1M + 2.500%), 1/31/2026[b]	804,448
	WideOpenWest Finance, LLC, Term Loan
488,775	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	488,369

	Total	17,872,427

Consumer Cyclical (2.0%)
	Amaya Holdings BV, Term Loan
1,025,749	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	1,033,124
	Boyd Gaming Corporation, Term Loan
244,537	3.968%, (LIBOR 1W + 2.500%), 9/15/2023[b]	246,219
	Burlington Coat Factory Warehouse Corporation, Term Loan
613,462	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	614,996
	Ceridian HCM Holding, Inc., Term Loan
231,285	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	232,499
	Eldorado Resorts, Inc., Term Loan
174,854	3.839%, (LIBOR 1M + 2.250%), 4/17/2024[b,c]	175,947
	Four Seasons Hotels, Ltd., Term Loan
496,240	4.073%, (LIBOR 1M + 2.500%), 11/30/2023[b]	500,687
	Golden Entertainment, Inc., Term Loan
870,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	875,437
135,000	8.570%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	135,675
	IMG Worldwide, Inc., Term Loan
200,000	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	200,750
	Michaels Stores, Inc., Term Loan
574,471	4.318%, (LIBOR 1M + 2.750%), 1/28/2023[b]	578,142

Principal Amount	Bank Loans (15.0%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Mohegan Tribal Gaming Authority, Term Loan
$738,348	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	$744,809
	Scientific Games International, Inc., Term Loan
1,386,525	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	1,393,652
	Seminole Hard Rock Entertainment, Inc., Term Loan
588,145	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	591,821

	Total	7,323,758

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
1,328,619	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	1,339,248
	Albertson’s, LLC, Term Loan
918,384	4.324%, (LIBOR 1M + 2.750%), 8/25/2021[b,e,f]	912,644
598,188	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	594,013
	CHS/Community Health Systems, Inc., Term Loan
75,307	4.229%, (LIBOR 3M + 2.750%), 12/31/2019[b]	74,272
518,062	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	507,996
	Endo Luxembourg Finance Company I SARL., Term Loan
432,825	5.875%, (LIBOR 1M + 4.250%), 4/27/2024[b]	433,041
	Grifols Worldwide Operations USA, Inc., Term Loan
486,325	3.715%, (LIBOR 1W + 2.250%), 1/23/2025[b]	489,214
	JBS USA LUX SA, Term Loan
977,613	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	970,036
	Libbey Glass, Inc., Term Loan
244,745	4.553%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	240,462
	Ortho-Clinical Diagnostics, Inc., Term Loan
694,808	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	700,672
	Revlon Consumer Products Corporation, Term Loan
444,921	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	349,485
	Valeant Pharmaceuticals International, Inc., Term Loan
929,970	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,e,f]	943,808

	Total	7,554,891

Energy (0.5%)
	Calpine Corporation, Term Loan
493,734	4.200%, (LIBOR 3M + 2.500%), 1/15/2024[b]	496,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.0%)[a]	Value
Energy (0.5%) - continued
	Houston Fuel Oil Terminal, LLC, Term Loan
$671,445	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	$678,999
	MEG Energy Corporation, Term Loan
312,638	5.200%, (LIBOR 3M + 3.500%), 12/31/2023[b]	313,575
	MRC Global US, Inc., Term Loan
255,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b]	258,188
	Pacific Drilling SA, Term Loan
521,837	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	225,042

	Total	1,971,839

Financials (1.0%)
	ASP AMC Merger Sub, Inc., Term Loan
919,516	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	924,114
	Colorado Buyer, Inc., Term Loan
159,200	4.380%, (LIBOR 3M + 3.000%), 5/1/2024[b]	160,195
85,000	8.630%, (LIBOR 3M + 7.250%), 5/1/2025[b]	85,637
	Delos Finance SARL, Term Loan
305,000	3.693%, (LIBOR 3M + 2.000%), 10/6/2023[b]	307,336
	Digicel International Finance, Ltd., Term Loan
815,000	0.000%, (LIBOR 3M + 3.250%), 5/10/2024[b,e,f]	823,150
	DJO Finance, LLC, Term Loan
209,625	4.885%, (LIBOR 1M + 3.250%), 6/7/2020[b]	207,005
	Gartner, Inc., Term Loan
129,025	3.574%, (LIBOR 1M + 2.000%), 4/5/2024[b,c]	129,993
	MoneyGram International, Inc., Term Loan
544,328	4.943%, (LIBOR 3M + 3.250%), 3/28/2020[b]	543,876
	TransUnion, LLC, Term Loan
523,688	3.574%, (LIBOR 1M + 2.000%), 4/9/2023[b]	526,741

	Total	3,708,047

Technology (1.5%)
	First Data Corporation, Term Loan
1,345,000	3.810%, (LIBOR 1M + 2.250%), 4/26/2024[b]	1,354,523
	Harland Clarke Holdings Corporation, Term Loan
758,110	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	766,259
	Micron Technology, Inc., Term Loan
334,152	3.580%, (LIBOR 1M + 2.000%), 4/26/2022[b]	336,728
	Rackspace Hosting, Inc., Term Loan
736,599	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	742,912
	Syniverse Holdings, Inc., Term Loan
430,000	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	428,121

Principal Amount	Bank Loans (15.0%)[a]	Value
Technology (1.5%) - continued
	TNS, Inc., Term Loan
$239,602	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	$240,301
	Western Digital Corporation, Term Loan
1,002,487	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	1,009,254
	Zayo Group, LLC, Term Loan
605,425	3.567%, (LIBOR 1M + 2.000%), 1/19/2021[b]	607,980

	Total	5,486,078

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,019,875	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,030,716
	OSG Bulk Ships, Inc., Term Loan
111,029	5.650%, (LIBOR 3M + 4.250%), 8/5/2019[b]	107,420
	XPO Logistics, Inc., Term Loan
495,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	498,619

	Total	1,636,755

Utilities (0.4%)
	EnergySolutions, LLC, Term Loan
240,000	6.450%, (LIBOR 3M + 4.750%), 5/29/2020[b,c]	244,800
	HD Supply Waterworks, Term Loan
403,987	4.455%, (LIBOR 1M + 3.000%), 7/21/2024[b]	406,262
	Intergen NV, Term Loan
319,164	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	319,164
	Talen Energy Supply, LLC, Term Loan
337,289	5.573%, (LIBOR 1M + 4.000%), 7/6/2023[b]	339,650
	TerraForm Power Operating, LLC, Term Loan
260,000	4.147%, (LIBOR 3M + 2.750%), 11/3/2022[b]	261,950

	Total	1,571,826

	Total Bank Loans (cost $54,462,744)	54,429,656

Shares	Common Stock (48.9%)	Value
Consumer Discretionary (7.9%)
3,521	Amazon.com, Inc.[i]	5,108,584
33,605	American Axle & Manufacturing Holdings, Inc.[i]	593,128
1,600	AOKI Holdings, Inc.	24,264
2,600	Autobacs Seven Company, Ltd.	52,051
900	Bandai Namco Holdings, Inc.	29,453
6,346	Barratt Developments plc	52,715
8,452	Berkeley Group Holdings plc	475,898
2,110	Breville Group, Ltd.	20,860
10,500	Bridgestone Corporation	512,464
3,204	Burlington Stores, Inc.[i]	389,959
19,593	Caesars Entertainment Corporation[i]	273,322
20,717	Carnival Corporation	1,483,544
138	Charter Communications, Inc.[i]	52,061
2,100	Chiyoda Company, Ltd.	52,112
726	Cie Generale des Etablissements Michelin	116,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (48.9%)	Value
Consumer Discretionary (7.9%) - continued
57,810	Comcast Corporation	$2,458,659
3,400	DCM Holdings Company, Ltd.	33,694
4,658	Dollar Tree, Inc.[i]	535,670
12,928	Eutelsat Communications	284,545
19,766	General Motors Company	838,276
4,600	Heiwa Corporation	92,196
33,500	Honda Motor Company, Ltd.	1,181,403
4,109	Hugo Boss AG	377,387
16,997	Inchcape plc	175,007
1,290	Ipsos SA	49,276
3,018	JM AB	68,075
401	Linamar Corporation	23,679
14,782	Marks and Spencer Group plc	63,212
8,473	Netflix, Inc.[i]	2,290,252
632	Nexity SA	38,082
2,289	Next plc	165,279
34,145	NIKE, Inc.	2,329,372
101,600	Nissan Motor Company, Ltd.	1,088,391
8,080	Nutrisystem, Inc.	349,460
28,964	Peugeot SA	650,573
1,400	Plenus Company, Ltd.	27,446
828	Priceline Group, Inc.[i]	1,583,177
4,700	Sangetsu Company, Ltd.	93,623
10,800	Sankyo Company, Ltd.	350,898
3,600	SHIMAMURA Company, Ltd.	423,234
11,345	Six Flags Entertainment Corporation[j]	766,468
10,200	Sumitomo Rubber Industries, Ltd.	198,675
700	Takara Standard Company, Ltd.	11,587
11,120	Toll Brothers, Inc.	517,970
9,500	Toyoda Gosei Company, Ltd.	252,825
13,100	TV Asahi Holdings Corporation	270,893
13,604	Walt Disney Company	1,478,347
3,092	Wolters Kluwer NV	163,662
4,000	Yokohama Rubber Company, Ltd.	102,117

	Total	28,569,967

Consumer Staples (2.0%)
14,042	Altria Group, Inc.	987,714
4,200	Arcs Company, Ltd.	97,564
54,638	Cott Corporation	910,269
200	Earth Chemical Company, Ltd.	10,445
3,138	ForFarmers BV	39,428
5,580	Grieg Seafood ASA	49,309
1,262	Henkel AG & Company KGaA	157,971
800	Japan Tobacco, Inc.	26,512
3,000	Kewpie Corporation	85,831
3,800	Lawson, Inc.	257,699
7	Lindt & Spruengli AG	43,846
700	Ministop Company, Ltd.	14,663
13,955	Philip Morris International, Inc.	1,496,395
1,600	Seven & I Holdings Company, Ltd.	66,016
29,910	Unilever NV	1,726,479
25,874	Unilever plc	1,464,372

	Total	7,434,513

Energy (2.9%)
2,225	Andeavor	240,656
192,061	BP plc	1,370,238
3,229	Contura Energy, Inc.	219,572
47,915	Halliburton Company	2,573,036
9,299	OMV AG	598,732
12,418	Parsley Energy, Inc.[i]	293,065
14,274	Pioneer Natural Resources Company	2,610,857
14,103	Repsol SA	265,433
9,135	Royal Dutch Shell plc	320,796
3,367	Royal Dutch Shell plc, Class A	118,043

Shares	Common Stock (48.9%)	Value
Energy (2.9%) - continued
19,913	Royal Dutch Shell plc, Class B	$706,363
3,732	TGS Nopec Geophysical Company ASA	93,757
9,193	Total SA	533,013
26,901	WPX Energy, Inc.[i]	396,252

	Total	10,339,813

Financials (6.2%)
9,711	ABN AMRO Group NVk	328,701
1,839	Affiliated Managers Group, Inc.	367,120
700	Aozora Bank, Ltd.	28,432
51,820	Apollo Investment Corporation	297,965
23,793	Ares Capital Corporation	379,498
2,177	ASX, Ltd.	95,792
19,395	Australia & New Zealand Banking Group, Ltd.	445,488
31,571	Aviva plc	230,324
7,322	Bank of America Corporation	234,304
10,811	Bank of the Ozarks	540,009
12,594	CI Financial Corporation	303,177
20,974	Citigroup, Inc.	1,646,039
16,792	CNP Assurances	430,379
3,198	Danske Bank AS	129,861
62,289	Direct Line Insurance Group plc	326,569
1,033	DnB ASA	20,996
46,094	E*TRADE Financial Corporation[i]	2,429,154
2,108	Euronext NVk	142,807
57,827	FlexiGroup, Ltd.	84,341
1,987	FNF Group	77,453
6,292	Genworth MI Canada, Inc.	216,076
4,210	Goldman Sachs Group, Inc.	1,127,817
4,235	Hannover Rueckversicherung SE	579,200
1,216	Hargreaves Lansdown plc	32,088
163,328	HSBC Holdings plc	1,742,490
2,760	Huntington Bancshares, Inc.	44,657
7,716	IBERIABANK Corporation	652,002
2,272	Intact Financial Corporation	190,497
5,649	Interactive Brokers Group, Inc.	361,479
4,928	Jupiter Fund Management plc	41,400
32,017	KeyCorp	685,164
2,565	Macquarie Group, Ltd.	212,837
358	Markel Corporation[i]	410,873
79,109	Medibank Private, Ltd.	213,025
15,256	MetLife, Inc.	733,356
144,500	Mizuho Financial Group, Inc.	273,936
7,209	National Bank of Canada	374,165
11,359	Nordea Bank AB	140,228
44,278	Old Mutual plc	146,986
3,042	Pargesa Holding SA	277,316
4,128	Plus500, Ltd.	65,996
7,113	Power Corporation of Canada	181,526
34,328	Santander Consumer USA Holdings Inc.	592,158
4,454	Schroders plc	235,200
10,800	Senshu Ikeda Holdings, Inc.	41,595
16,046	State Street Corporation	1,767,788
2,663	Sydbank AS	108,910
39,204	Synchrony Financial	1,555,615
4,497	TD Ameritrade Holding Corporation	250,888
375	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,306
517	Wells Fargo & Company	34,008
11,088	Zions Bancorporation	599,085
53	Zurich Insurance Group AG	17,434

	Total	22,457,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (48.9%)	Value
Health Care (5.2%)
13,180	Acadia Healthcare Company, Inc.[i,j]	$449,174
2,489	Anthem, Inc.	616,899
47,600	Astellas Pharmaceutical, Inc.	625,998
13,427	Celgene Corporation[i]	1,358,275
6,870	CIGNA Corporation	1,431,365
957	Danaher Corporation	96,925
35,210	GlaxoSmithKline plc ADR[j]	1,320,727
34,703	Hologic, Inc.[i]	1,481,818
336	LNA Sante	22,986
17,732	Medtronic plc	1,523,001
6,444	Merck KGaA	705,358
15,479	Novartis AG	1,397,089
32,957	Novo Nordisk AS	1,829,060
628	Roche Holding AG	155,163
2,680	Teleflex, Inc.	744,370
18,601	UnitedHealth Group, Inc.	4,404,345
3,058	Waters Corporation[i]	659,335

	Total	18,821,888

Industrials (5.9%)
8,057	Adecco SA	662,938
2,100	Asahi Glass Company, Ltd.	92,474
3,010	Atlas Copco AB, Class A	141,162
11,350	Atlas Copco AB, Class B	473,712
7,956	Brink’s Company	663,530
14,648	Caterpillar, Inc.	2,384,401
700	Central Glass Company, Ltd.	15,668
13,702	CSX Corporation	777,863
2,500	Dai Nippon Printing Company, Ltd.	55,904
7,772	Delta Air Lines, Inc.	441,216
2,908	Deutsche Lufthansa AG	103,883
5,042	Dycom Industries, Inc.[i,j]	588,452
2,486	Ferguson plc	191,979
29,111	GWA Group, Ltd.	66,024
2,000	Hitachi Transport System, Ltd.	51,991
12,442	Honeywell International, Inc.	1,986,614
3,500	Inaba Denki Sangyo Company, Ltd.	165,154
46,300	ITOCHU Corporation	911,031
8,640	Kirby Corporation[i]	647,136
1,587	Loomis AB	63,452
7,700	Marubeni Corporation	57,911
7,066	Masonite International Corporation[i]	492,854
18,652	Meggitt plc	122,873
3,957	Middleby Corporation[i]	539,181
6,000	Mitsuboshi Belting, Ltd.	80,283
18,417	Monadelphous Group, Ltd.	260,396
11,312	National Express Group plc	58,904
9,400	Nitto Kogyo Corporation	161,481
2,816	Nobina ABk	19,977
13,314	Norfolk Southern Corporation	2,008,816
3,448	Northgate plc	19,876
5,560	Oshkosh Corporation	504,403
26,701	PageGroup plc	206,366
34,020	RELX NV	753,327
20,884	RELX plc	462,160
1,125	Rockwool International AS	314,257
73,878	Royal Mail plc	492,223
2,572	Schindler Holding AG, Participation Certificate	644,449
34	SGS SA	91,398
4,667	Siemens AG	708,474
24,827	SKF AB	613,646
7,858	Smiths Group plc	178,456
1,494	Spirax-Sarco Engineering plc	120,331
1,063	Sulzer, Ltd.	151,070
1,300	Taikisha, Ltd.	45,420

Shares	Common Stock (48.9%)	Value
Industrials (5.9%) - continued
3,700	Toppan Forms Company, Ltd.	$41,778
32,000	Toppan Printing Company, Ltd.	301,649
5,573	Transcontinental, Inc.	112,683
4,000	Tsubakimoto Chain Company	33,778
6,382	Vinci SA	689,763
3,466	WABCO Holdings, Inc.[i]	535,116
1,600	Yuasa Trading Company, Ltd.	57,275

	Total	21,365,158

Information Technology (8.1%)
2,318	Alliance Data Systems Corporation	594,938
1,630	Alphabet, Inc., Class Ai	1,927,019
1,449	Alphabet, Inc., Class Ci	1,695,243
24,556	Apple, Inc.	4,111,411
6,285	Belden, Inc.	532,779
186	BKW FMB Energie	11,895
5,000	Canon, Inc.	199,500
6,802	Capgemini SA	902,906
21,680	Ciena Corporation[i]	461,350
58,280	Cisco Systems, Inc.	2,420,951
9,490	Dolby Laboratories, Inc.	610,587
4,166	F5 Networks, Inc.[i]	602,154
10,720	Facebook, Inc.[i]	2,003,461
16,342	Juniper Networks, Inc.	427,343
19,300	Konica Minolta Holdings, Inc.	193,197
1,090	Kulicke and Soffa Industries, Inc.[i]	25,081
1,329	Lam Research Corporation	254,530
23,510	Microsoft Corporation	2,233,685
5,200	NEC Networks & System Integration Corporation	139,340
6,166	New Relic, Inc.[i]	368,295
1,303	NVIDIA Corporation	320,277
2,664	NXP Semiconductors NVi	320,533
28,620	PayPal Holdings, Inc.[i]	2,441,858
7,229	Red Hat, Inc.[i]	949,746
900	Ryoyo Electro Corporation	15,972
8,110	Salesforce.com, Inc.[i]	923,810
829	SMA Solar Technology AGj	45,081
1,890	TE Connectivity, Ltd.	193,782
29,830	Twitter, Inc.[i]	769,912
21,900	Visa, Inc.	2,720,637
12,683	Xilinx, Inc.	926,113

	Total	29,343,386

Materials (2.7%)
2,600	Adeka Corporation	46,166
3,516	APERAM	209,101
1,350	Ashland Global Holdings, Inc.	97,997
16,930	BASF SE	1,985,524
35,085	BHP Billiton plc	781,351
23,959	BHP Billiton, Ltd.	585,922
4,516	Crown Holdings, Inc.[i]	262,154
21,100	Daicel Corporation	256,578
1,288	Eagle Materials, Inc.	144,320
12,894	Evonik Industries AG	509,513
2,239	FMC Corporation	204,488
9,518	Granges AB	100,158
3,900	JSR Corporation	92,703
9,000	Kaneka Corporation	83,777
18,900	Kuraray Company, Ltd.	355,004
10,700	Kyoei Steel, Ltd.	195,139
14,604	Mondi plc	389,242
3,051	Neenah, Inc.	276,116
600	Nippon Shokubai Company, Ltd.	42,727
59,701	Norsk Hydro ASA	434,704
2,860	Packaging Corporation of America	359,302

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (48.9%)	Value
Materials (2.7%) - continued
1,684	Rio Tinto, Ltd.	$103,681
3,460	Sensient Technologies Corporation	248,601
4,272	Solvay SA	618,567
5,900	Toagosei Company, Ltd.	76,358
26,327	UPM-Kymmene Oyj	887,713
5,074	Valvoline, Inc.	125,074
16,785	Verso Corporation[i]	269,567
1,700	Yamato Kogyo Company, Ltd.	48,708

	Total	9,790,255

Real Estate (6.2%)
1,700	Acadia Realty Trust	41,752
550	Agree Realty Corporation	26,477
1,400	Alexander & Baldwin, Inc.	37,128
6,502	Alexandria Real Estate Equities, Inc.	843,309
6,539	Alstria Office REIT AG	103,260
800	American Assets Trust, Inc.	28,208
2,700	American Campus Communities, Inc.	103,842
10,816	American Tower Corporation	1,597,523
3,100	Apartment Investment & Management Company	129,704
800	Armada Hoffler Properties, Inc.	11,512
2,499	Artis Real Estate Investment Trust	28,546
2,700	AvalonBay Communities, Inc.	460,080
4,402	Boston Properties, Inc.	544,571
23,032	British Land Company plc	218,645
7,657	Camden Property Trust	662,790
1,400	CareTrust REIT, Inc.	22,246
3,300	CBL & Associates Properties, Inc.	18,348
1,500	Cedar Realty Trust, Inc.	7,665
800	Chatham Lodging Trust	17,920
1,125	Chesapeake Lodging Trust	30,791
300	Community Healthcare Trust, Inc.	7,992
2,200	CoreCivic, Inc.	51,062
600	CoreSite Realty Corporation	64,992
1,950	Corporate Office Properties Trust	53,235
8,153	Cousins Properties, Inc.	73,377
11,440	Crown Castle International Corporation	1,290,089
1,700	CyrusOne, Inc.	98,073
200	Daito Trust Construction Company, Ltd.	35,053
1,900	DCT Industrial Trust, Inc.	112,461
37,926	DEXUS Property Group	291,133
3,857	DiamondRock Hospitality Company	45,358
4,003	Digital Realty Trust, Inc.	448,136
3,100	Douglas Emmett, Inc.	119,877
26,563	Duke Realty Corporation	701,529
800	Easterly Government Properties, Inc.	16,664
654	EastGroup Properties, Inc.	56,774
1,400	Education Realty Trust, Inc.	46,242
1,319	EPR Properties	77,900
2,069	Equinix, Inc.	941,788
9,670	Equity Residential	595,769
1,295	Essex Property Trust, Inc.	301,709
2,500	Extra Space Storage, Inc.	208,700
1,450	Federal Realty Investment Trust	175,160
2,400	First Industrial Realty Trust, Inc.	74,064
1,100	Four Corners Property Trust, Inc.	25,960
2,000	Franklin Street Properties Corporation	20,280
36,144	General Growth Properties, Inc.	832,396
2,500	GEO Group, Inc.	56,375
600	Getty Realty Corporation	15,744
1,900	Government Properties Income Trust	32,604
32,000	Hang Lung Properties, Ltd.	84,345

Shares	Common Stock (48.9%)	Value
Real Estate (6.2%) - continued
9,250	HCP, Inc.	$222,740
2,500	Healthcare Realty Trust, Inc.	74,675
700	Hersha Hospitality Trust	12,985
2,100	Highwoods Properties, Inc.	100,548
3,300	Hospitality Properties Trust	93,753
28,621	Host Hotels & Resorts, Inc.	594,172
54,000	Hysan Development Company, Ltd.	301,662
1,600	Independence Realty Trust, Inc.	14,704
5,550	Iron Mountain, Inc.	194,417
1,875	JBG SMITH Properties	63,281
2,000	Kilroy Realty Corporation	142,640
8,273	Kimco Realty Corporation	131,623
1,600	Kite Realty Group Trust	26,976
1,636	Lamar Advertising Company	117,792
2,200	LaSalle Hotel Properties	67,188
4,200	Lexington Realty Trust	37,884
2,900	Liberty Property Trust	120,089
907	Life Storage, Inc.	75,372
700	LTC Properties, Inc.	28,686
2,150	Macerich Company	138,826
1,750	Mack-Cali Realty Corporation	35,123
7,100	Medical Properties Trust, Inc.	92,868
2,199	Mid-America Apartment Communities, Inc.	209,719
3,000	National Retail Properties, Inc.	119,040
1,027	National Storage Affiliates Trust	26,055
3,800	Omega Healthcare Investors, Inc.	102,752
1,300	Pennsylvania REIT	14,508
700	Potlatch Corporation	37,030
14,323	Prologis, Inc.	932,571
300	PS Business Parks, Inc.	36,633
3,900	Public Storage, Inc.	763,464
1,800	Quality Care Properties, Inc.[i]	24,300
1,500	Ramco-Gershenson Properties Trust	19,830
2,500	Rayonier, Inc. REIT	81,150
5,443	Realty Income Corporation	289,513
2,975	Regency Centers Corporation	187,157
2,100	Retail Opportunity Investments Corporation	38,577
17,000	Road King Infrastructure, Ltd.	34,898
3,427	Sabra Health Care REIT, Inc.	62,029
200	Saul Centers, Inc.	10,946
2,300	SBA Communications Corporation[i]	401,350
4,607	Senior Housing Property Trust	79,839
8,243	Simon Property Group, Inc.	1,346,659
1,900	SL Green Realty Corporation	190,988
82,487	Stockland	281,349
2,125	Summit Hotel Properties, Inc.	32,916
13,000	Sun Hung Kai Properties, Ltd.	224,755
5,500	Swire Pacific, Ltd.	54,896
1,847	Tanger Factory Outlet Centers, Inc.	46,507
1,150	Taubman Centers, Inc.	70,898
5,200	UDR, Inc.	189,956
3,200	Uniti Group, Inc.	50,656
200	Universal Health Realty Income Trust	13,310
2,000	Urban Edge Properties	46,760
600	Urstadt Biddle Properties, Inc.	11,652
7,100	Ventas, Inc.	397,387
4,980	Vornado Realty Trust	356,966
3,600	Washington Prime Group, Inc.	23,688
2,300	Weingarten Realty Investors	67,965
7,204	Welltower, Inc.	432,024
14,700	Weyerhaeuser Company	551,838
700	Whitestone REIT	9,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (48.9%)	Value
Real Estate (6.2%) - continued
40,200	Wing Tai Holdings, Ltd.	$74,161

	Total	22,523,052

Telecommunications Services (1.1%)
6,051	Freenet AG	232,034
114,933	KCOM Group plc	143,605
11,600	Nippon Telegraph & Telephone Corporation	555,462
56,100	NTT DOCOMO, Inc.	1,393,940
15,122	TDC AS	100,933
37,384	Telenor ASA	874,026
15,867	Zayo Group Holdings, Inc.[i]	582,319

	Total	3,882,319

Utilities (0.7%)
16,500	Chubu Electric Power Company, Inc.	207,933
32,652	Dynegy, Inc.[i]	408,803
700	Electric Power Development Company, Ltd.	19,954
403	Elia System Operator SA	24,766
14,799	MDU Resources Group, Inc.	391,877
28,100	Osaka Gas Company, Ltd.	558,986
9,853	PNM Resources, Inc.	375,399
20,500	Tokyo Gas Company, Ltd.	489,144
1,523	Verbund AG	42,240

	Total	2,519,102

	Total Common Stock (cost $142,408,939)	177,046,963

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Asset-Backed Securities (2.2%)
	ALM XI Ltd.
	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser.
300,000	2014-11A, Class CR*,b	301,262
	Apidos CLO XVIII
	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser.
200,000	2014-18A, Class CR*,b	200,828
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.701%, (LIBOR 1M + 0.140%), 7/25/2036, Ser.
219,714	2006-HE5, Class A4[b]	215,008
	BlueMountain CLO, Ltd.
425,000	4.922%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	427,819
	CLUB Credit Trust
	3.170%, 4/17/2023, Ser.
250,000	2017-NP1, Class B*	250,243
	College Ave Student Loans, LLC
	3.211%, (LIBOR 1M + 1.650%), 11/26/2046, Ser.
266,402	2017-A, Class A1*,b	272,878
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
199,891	2016-C, Class A2[k]	197,283
	Foundation Finance Trust
364,609	3.300%, 7/15/2033, Ser. 2017-A, Class A3*	362,603

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Asset-Backed Securities (2.2%) - continued
	GMAC Mortgage Corporation Loan Trust
	2.061%, (LIBOR 1M + 0.500%), 8/25/2035, Ser.
$72,536	2005-HE1, Class A2[b,l]	$75,542
	1.741%, (LIBOR 1M + 0.180%), 12/25/2036, Ser.
113,185	2006-HE4, Class A1[b,l]	109,587
	J.P. Morgan Mortgage Acquisition Trust
	4.387%, 3/25/2047, Ser.
162,386	2007-HE1, Class AF4[m]	118,650
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
149,247	2005-2, Class 2A3Bm	137,315
	Lendmark Funding Trust
	2.830%, 12/22/2025, Ser.
300,000	2017-1A, Class Ak	299,439
	Madison Park Funding XIV, Ltd.
	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser.
425,000	2014-14A, Class DR*,b	425,962
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
400,000	2017-AA, Class A*	402,957
	Merrill Lynch Mortgage Investors Trust
	3.361%, 6/25/2035, Ser.
275,994	2005-A5, Class M1[b]	256,658
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
691	2016-LC1, Class A*	692
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
225,000	2016-T1, Class AT1*	222,112
	Oak Hill Advisors Residential Loan Trust
	3.000%, 6/25/2057, Ser.
332,877	2017-NPL1, Class A1*,m	331,478
	Octagon Investment Partners XX, Ltd.
	4.963%, (LIBOR 3M + 3.550%), 8/12/2026, Ser.
300,000	2014-1A, Class DR*,b	301,346
	Preston Ridge Partners Mortgage Trust, LLC
	4.250%, 1/25/2022, Ser.
158,007	2017-1A, Class A1*,m	158,544
	Pretium Mortgage Credit Partners, LLC
	3.250%, 3/28/2057, Ser.
163,717	2017-NPL2, Class A1[k,m]	163,427
	Renaissance Home Equity Loan Trust
	5.608%, 5/25/2036, Ser.
300,535	2006-1, Class AF3[m]	215,037
	5.285%, 1/25/2037, Ser.
462,086	2006-4, Class AF2[m]	258,645
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
188,891	2016-3, Class Ak	189,427
	Spirit Master Funding, LLC
	4.360%, 12/1/2047, Ser.
599,613	2017-1A, Class A*	603,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Asset-Backed Securities (2.2%) - continued
	Upstart Securitization Trust
	2.508%, 3/20/2025, Ser.
$376,350	2107-INV1, Class Ak	$376,297
	Vericrest Opportunity Loan Transferee
	3.250%, 4/25/2059, Ser.
202,119	2017-NPL7, Class A1[k,m]	201,942
	3.375%, 4/25/2047, Ser.
137,993	2017-NPL4, Class A1[k,m]	138,281
	Voya CLO 4, Ltd.
	4.722%, (LIBOR 3M +
	3.000%), 10/14/2026, Ser.
350,000	2014-4A, Class CR*,b	351,150
	Wachovia Asset Securitization, Inc.
	1.701%, (LIBOR 1M + 0.140%),
	7/25/2037, Ser. 2007-HE1,
274,220	Class A*,b,l	254,905

	Total	7,821,316

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
80,000	6.750%, 9/30/2024[k]	87,000
	Anglo American Capital plc
76,000	4.125%, 9/27/2022[k]	77,863
	ArcelorMittal SA
260,000	6.000%, 3/1/2021	278,200
	CF Industries, Inc.
190,000	3.450%, 6/1/2023	185,668
	Dow Chemical Company
66,000	8.550%, 5/15/2019	71,024
	EI du Pont de Nemours & Company
76,000	2.200%, 5/1/2020	75,515
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[k]	320,850
	FMG Resources Property, Ltd.
175,000	5.125%, 5/15/2024[k]	177,078
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,900
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	63,489
	Packaging Corporation of America
55,000	2.450%, 12/15/2020	54,714
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[k]	178,500
	Platform Specialty Products Corporation
120,000	5.875%, 12/1/2025[k]	121,950
	RPM International, Inc., Convertible
28,000	2.250%, 12/15/2020	32,375
	Sherwin-Williams Company
75,000	2.250%, 5/15/2020	74,296
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[k]	184,446
	Vale Overseas, Ltd.
65,000	5.875%, 6/10/2021	70,655
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[k]	60,582

	Total	2,154,105

Capital Goods (0.9%)
	AECOM
235,000	5.875%, 10/15/2024	250,569
	Ashtead Capital, Inc.
150,000	4.125%, 8/15/2025[k]	148,500

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Capital Goods (0.9%) - continued
	Bombardier, Inc.
$210,000	7.500%, 3/15/2025[k]	$218,138
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[k]	302,813
	Caterpillar Financial Services Corporation
55,000	1.850%, 9/4/2020	54,079
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[k]	326,569
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	56,954
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020	319,672
56,000	4.875%, 4/1/2021	58,730
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	265,850
	General Electric Company
259,000	5.000%, 1/21/2021[b,n]	261,590
	L3 Technologies, Inc.
65,000	4.950%, 2/15/2021	68,387
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	59,916
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[k]	208,250
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	56,553
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	59,925
	Textron Financial Corporation
	3.151%, (LIBOR 3M + 1.735%),
140,000	2/15/2042[b,k]	125,650
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	316,500

	Total	3,158,645

Collateralized Mortgage Obligations (3.5%)
	AJAX Mortgage Loan Trust
	3.470%, 4/25/2057, Ser.
245,252	2017-A, Class A*,m	244,483
	Alternative Loan Trust 2007-6
	5.750%, 4/25/2047, Ser.
204,411	2007-6, Class A4	181,343
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
31,628	2015-1, Class A*,m	31,451
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
328,006	2005-10, Class 3CB1	295,190
	Banc of America Mortgage Securities, Inc.
	3.587%, 9/25/2035, Ser.
92,580	2005-H, Class 2A1[b]	90,166
	Bear Stearns ALT-A Trust
	3.750%, 10/25/2033, Ser.
121,953	2003-3, Class 5Ab	122,443
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
102,009	2016-2, Class A1*,b	102,037
	Countrywide Alternative Loan Trust
	5.750%, 5/25/2036, Ser.
382,541	2006-6CB, Class 2A16	284,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	6.500%, 8/25/2036, Ser.
$357,475	2006-23CB, Class 2A3	$239,078
	Countrywide Asset-Backed Certificates
	2.061%, (LIBOR 1M + 0.500%), 7/25/2034, Ser.
211,135	2004-2, Class 3A4[b]	197,191
	Countrywide Home Loan Mortgage Pass Through Trust
	3.444%, 11/25/2035, Ser.
252,303	2005-22, Class 2A1[b]	220,454
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
179,713	2005-9, Class 1A3	177,538
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	5.500%, 11/25/2035, Ser.
379,444	2005-5, Class 1A4[b]	389,871
	1.902%, (12 MTA + 0.770%),
	4/25/2047, Ser. 2007-OA2,
293,282	Class A1[b]	270,331
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
94,959	2017-1, Class A1*,m	94,698
	GMAC Mortgage Corporation Loan Trust
	3.743%, 5/25/2035, Ser.
216,638	2005-AR2, Class 4Ab	205,446
	HarborView Mortgage Loan Trust
	3.602%, 7/19/2035, Ser.
118,463	2005-4, Class 3A1[b]	104,444
	3.869%, 12/19/2035, Ser.
110,696	2005-14, Class 3A1Ab	109,533
	Impac Secured Assets Trust
	1.801%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
424,273	2014-GC18, Class A3[b]	349,751
	IndyMac INDA Mortgage Loan Trust
	3.393%, 8/25/2036, Ser.
192,755	2006-AR1, Class A1[b]	190,183
	IndyMac INDX Mortgage Loan Trust
	1.771%, (LIBOR 1M + 0.210%), 4/25/2046, Ser.
315,307	2006-AR2, Class 1A1Bb	289,765
	J.P. Morgan Alternative Loan Trust
	3.512%, 3/25/2036, Ser.
197,122	2006-A1, Class 2A1[b]	179,151
	6.500%, 3/25/2036, Ser.
472,196	2006-S1, Class 1A19	423,407
	J.P. Morgan Mortgage Trust
	3.574%, 8/25/2035, Ser.
274,821	2005-A5, Class 1A2[b]	273,854
	3.545%, 1/25/2037, Ser.
324,890	2006-A7, Class 2A2[b]	327,058
	Lehman Mortgage Trust
	6.000%, 1/25/2036, Ser.
34,691	2005-3, Class 2A7	34,267
	Master Asset Securitization Trust
	2.061%, (LIBOR 1M + 0.500%), 6/25/2036, Ser.
408,999	2006-2, Class 2A2[b]	208,685

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
$290,713	2017-1, Class A1[b,k]	$288,857
	MortgageIT Trust
	1.821%, (LIBOR 1M + 0.260%), 12/25/2035, Ser.
353,554	2005-5, Class A1[b]	351,281
	1.761%, (LIBOR 1M + 0.200%), 4/25/2036, Ser.
536,065	2006-1, Class 1A2[b]	475,933
	New York Mortgage Trust
	3.654%, 5/25/2036, Ser.
160,576	2006-1, Class 2A3[b]	155,990
	Popular ABS Mortgage Pass-Through Trust
	4.148%, 11/25/2035, Ser.
250,000	2005-5, Class AF4[m]	249,882
	Preston Ridge Partners Mortgage Trust, LLC
	3.470%, 9/25/2022, Ser.
226,148	2017-2A, Class A1*,m	224,708
	RCO 2017-INV1 Trust
	3.197%, 11/25/2052, Ser.
365,825	2014-3A, Class A1R*,b	367,934
	Residential Accredit Loans, Inc. Trust
	2.311%, (LIBOR 1M + 0.750%), 6/25/2035, Ser.
225,440	2005-QS7, Class A3[b]	187,794
	5.750%, 9/25/2035, Ser.
250,390	2005-QS13, Class 2A3	243,757
	2.111%, (LIBOR 1M + 0.550%), 1/25/2037, Ser.
313,030	2007-3, Class A1Bb	244,556
	6.000%, 1/25/2037, Ser.
167,930	2007-QS1, Class 1A1	156,886
	Residential Funding Mortgage Security I Trust
	6.000%, 7/25/2037, Ser.
406,824	2007-S7, Class A20	386,315
	Structured Adjustable Rate Mortgage Loan Trust
	3.439%, 1/25/2035, Ser.
216,137	2004-19, Class 2A2[b]	206,807
	3.578%, 7/25/2035, Ser.
165,836	2005-15, Class 4A1[b]	152,819
	3.694%, 9/25/2035, Ser.
272,316	2005-18, Class 1A1[b]	221,123
	Structured Asset Mortgage Investments, Inc.
	1.871%, (LIBOR 1M + 0.310%), 12/25/2035, Ser.
679,676	2005-AR4, Class A1[b]	611,384
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
43,618	2015-NPL1, Class A*,m	43,590
	3.844%, 7/16/2047, Ser.
51,541	2016-NPL1, Class A*,m	51,558
	WaMu Mortgage Pass Through Certificates
	2.758%, 1/25/2037, Ser.
129,076	2006-AR18, Class 1A1[b]	118,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Collateralized Mortgage Obligations (3.5%) - continued
	2.012%, (12 MTA + 0.880%), 10/25/2046, Ser.
$344,298	2006-AR13, Class 1Ab	$308,408
	1.862%, (12 MTA + 0.730%), 1/25/2047, Ser.
164,632	2006-AR19, Class 1A1Ab	164,010
	1.872%, (12 MTA + 0.740%), 1/25/2047, Ser.
213,838	2006-AR19, Class 1Ab	196,637
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
283,216	2007-OA3, Class 2Ab	228,625
	Wells Fargo Commercial Mortgage Trust
	3.290%, 5/15/2048, Ser.
400,000	2015-C28, Class A3	402,221
	Wells Fargo Mortgage Backed Securities Trust
	3.651%, 3/25/2036, Ser.
161,900	2006-AR2, Class 2A1[b]	163,958
	3.421%, 7/25/2036, Ser.
279,820	2006-AR10, Class 2A1[b]	278,051
	3.629%, 10/25/2036, Ser.
143,799	2006-AR14, Class 2A3[b]	135,783
	6.000%, 7/25/2037, Ser.
169,936	2007-8, Class 1A16	170,404
	6.000%, 7/25/2037, Ser.
126,731	2007-10, Class 1A1	126,441

	Total	12,550,995

Communications Services (1.3%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[k]	204,500
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	309,575
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	58,309
	American Tower Corporation
60,000	2.800%, 6/1/2020	60,042
	AT&T, Inc.
66,000	5.875%, 10/1/2019	69,568
38,000	5.200%, 3/15/2020	39,957
60,000	2.623%, (LIBOR 3M + 0.930%), 6/30/2020[b]	60,757
109,000	2.850%, 2/14/2023	108,739
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[k]	94,233
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[k]	320,850
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	203,238
	Charter Communications Operating, LLC
64,000	3.579%, 7/23/2020	64,854
29,000	4.464%, 7/23/2022	30,040
	Clear Channel Worldwide Holdings, Inc.
265,000	6.500%, 11/15/2022	272,810
	Comcast Corporation
76,000	1.625%, 1/15/2022	72,916

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Communications Services (1.3%) - continued
	Crown Castle International Corporation
$25,000	3.400%, 2/15/2021	$25,336
39,000	3.150%, 7/15/2023	38,483
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[k]	20,250
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*	284,873
	Discovery Communications, LLC
37,000	2.200%, 9/20/2019	36,675
75,000	2.950%, 3/20/2023	73,380
	DISH Network Corporation, Convertible
403,000	3.375%, 8/15/2026	427,929
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	186,438
	Liberty Interactive, LLC, Convertible
241,000	1.750%, 9/30/2046[k]	295,254
	Liberty Media Corporation, Convertible
357,000	1.000%, 1/30/2023[k]	420,103
	Meredith Corporation
55,000	6.875%, 2/1/2026[k]	56,306
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,723
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[k]	113,140
	SFR Group SA
290,000	6.000%, 5/15/2022[k]	283,649
	Sprint Corporation
295,000	7.625%, 2/15/2025[j]	306,063
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	66,174
	Time Warner, Inc.
37,000	4.875%, 3/15/2020	38,671
	Verizon Communications, Inc.
91,000	2.946%, 3/15/2022	90,597
	Viacom, Inc.
76,000	4.250%, 9/1/2023	78,615

	Total	4,850,047

Consumer Cyclical (1.4%)
	Allison Transmission, Inc.
280,000	5.000%, 10/1/2024[k]	282,800
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,457
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[k]	74,404
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[k]	129,962
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	206,550
	CVS Health Corporation
38,000	2.750%, 12/1/2022	37,017
	D.R. Horton, Inc.
53,000	2.550%, 12/1/2020	52,675
	Delphi Jersey Holdings plc
170,000	5.000%, 10/1/2025[k]	169,575
	Ford Motor Credit Company, LLC
76,000	2.262%, 3/28/2019	75,703
85,000	2.597%, 11/4/2019	84,709
57,000	3.336%, 3/18/2021	57,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Consumer Cyclical (1.4%) - continued
	General Motors Financial Company, Inc.
$57,000	2.650%, 4/13/2020	$56,790
57,000	4.375%, 9/25/2021	59,127
37,000	3.150%, 6/30/2022	36,534
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	59,707
	Hyundai Capital America
37,000	2.550%, 4/3/2020[k]	36,535
37,000	2.750%, 9/18/2020[k]	36,636
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[k]	75,566
211,000	5.625%, 2/1/2023[k]	216,144
	KB Home
160,000	4.750%, 5/15/2019	162,000
	L Brands, Inc.
211,000	6.625%, 4/1/2021	227,352
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[k]	165,400
	Lennar Corporation
55,000	2.950%, 11/29/2020[k]	54,313
265,000	4.500%, 4/30/2024	267,995
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[k]	72,100
	McDonald’s Corporation
76,000	2.625%, 1/15/2022	75,432
	MGM Resorts International
310,000	6.000%, 3/15/2023	334,800
	Navistar International Corporation
185,000	6.625%, 11/1/2025[k]	193,381
	Netflix, Inc.
200,000	4.875%, 4/15/2028[k]	198,500
	New Red Finance, Inc.
180,000	4.250%, 5/15/2024[j,k]	176,850
	Newell Rubbermaid, Inc.
50,000	3.150%, 4/1/2021	50,183
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[k]	56,743
	Prime Security Services Borrower, LLC
230,000	9.250%, 5/15/2023[k]	254,437
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	60,074
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	312,039
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[k]	152,062
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	137,578
	Visa, Inc.
60,000	2.200%, 12/14/2020	59,690
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[k]	51,809
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[k]	308,812

	Total	5,175,687

Consumer Non-Cyclical (1.0%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	74,539
57,000	3.400%, 11/30/2023	57,426
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,732

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Consumer Non-Cyclical (1.0%) - continued
$38,000	2.900%, 11/6/2022	$37,665
	Albertsons Companies, LLC
220,000	6.625%, 6/15/2024	209,000
	Amgen, Inc.
74,000	3.875%, 11/15/2021	76,534
75,000	2.650%, 5/11/2022	73,885
	Anheuser-Busch InBev Finance, Inc.
80,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	82,698
55,000	2.650%, 2/1/2021	54,803
38,000	3.300%, 2/1/2023	38,266
	BAT Capital Corporation
37,000	2.297%, 8/14/2020[k]	36,556
38,000	2.764%, 8/15/2022[k]	37,327
	Becton, Dickinson and Company
76,000	3.125%, 11/8/2021	75,649
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	42,488
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	61,025
	Cardinal Health, Inc.
38,000	1.948%, 6/14/2019	37,687
38,000	2.616%, 6/15/2022	37,004
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[k]	297,750
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	40,170
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[k]	19,923
	HCA, Inc.
187,750	4.750%, 5/1/2023	195,072
	J.M. Smucker Company
37,000	2.200%, 12/6/2019	36,820
	JBS USA, LLC
300,000	5.750%, 6/15/2025[k]	295,500
	Kraft Heinz Foods Company
75,000	5.375%, 2/10/2020	78,879
	Kroger Company
37,000	2.800%, 8/1/2022	36,473
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	34,947
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	60,467
	Medtronic Global Holdings SCA
76,000	1.700%, 3/28/2019	75,457
	Molson Coors Brewing Company
77,000	2.250%, 3/15/2020	76,243
	Mondelez International Holdings Netherlands BV
55,000	2.000%, 10/28/2021[k]	53,124
	Mylan NV
76,000	3.150%, 6/15/2021	75,964
	Pernod Ricard SA
30,000	5.750%, 4/7/2021[k]	32,572
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	211,762
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	33,371
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%, 9/23/2021	72,259
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[k]	56,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Tenet Healthcare Corporation
$260,000	8.125%, 4/1/2022	$268,289
	Teva Pharmaceutical Finance Company BV
37,000	2.950%, 12/18/2022	33,742
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,456
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	51,245
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	203,000
	Valeant Pharmaceuticals
	International, Inc.
187,750	7.250%, 7/15/2022[k]	185,873
	Zoetis, Inc.
55,000	3.450%, 11/13/2020	56,041

	Total	3,708,242

Energy (1.4%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[k]	184,025
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	58,572
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	204,302
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,899
152,000	2.520%, 9/19/2022	149,800
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,165
	Canadian Natural Resources, Ltd.
38,000	2.950%, 1/15/2023	37,505
	Canadian Oil Sands, Ltd.
37,000	9.400%, 9/1/2021[k]	43,673
	Cenovus Energy, Inc.
38,000	3.800%, 9/15/2023	38,282
	Cheniere Energy Partners, LP
185,000	5.250%, 10/1/2025[k]	188,469
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	77,812
	Continental Resources, Inc.
38,000	5.000%, 9/15/2022	38,475
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	208,500
	Enbridge, Inc.
38,000	2.900%, 7/15/2022	37,389
	Encana Corporation
58,000	3.900%, 11/15/2021	59,389
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	316,131
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	61,725
	Enterprise Products Operating, LLC
170,000	5.250%, 8/16/2077[b]	169,575
	EOG Resources, Inc.
60,000	2.625%, 3/15/2023	58,732
	EQT Corporation
68,000	8.125%, 6/1/2019	72,653
37,000	3.000%, 10/1/2022	36,208
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	69,637
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	76,170

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Energy (1.4%) - continued
	Marathon Oil Corporation
$38,000	2.700%, 6/1/2020	$37,810
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	60,961
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[k]	181,460
	MPLX, LP
57,000	4.500%, 7/15/2023	59,709
305,000	4.875%, 12/1/2024	325,288
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024[k]	88,418
	ONEOK, Inc.
57,000	7.500%, 9/1/2023	67,423
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[k]	82,200
	PBF Holding Company, LLC
140,000	7.250%, 6/15/2025	147,469
	Petrobras Global Finance BV
57,000	8.375%, 5/23/2021	64,959
	Petroleos Mexicanos
36,000	6.375%, 2/4/2021	39,078
	Plains All American Pipeline, LP
83,000	5.000%, 2/1/2021	86,466
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	274,445
	Sabine Pass Liquefaction, LLC
38,000	6.250%, 3/15/2022	41,916
38,000	5.625%, 4/15/2023	41,404
310,000	5.625%, 3/1/2025	338,884
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[k]	60,364
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	193,556
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	61,814
	Sunoco, LP
100,000	5.875%, 3/15/2028[k]	102,125
	Tallgrass Energy Partners, LP
275,000	5.500%, 1/15/2028[k]	274,313
	Western Gas Partners, LP
38,000	4.000%, 7/1/2022	38,471
	Whiting Petroleum Corporation, Convertible
171,000	1.250%, 4/1/2020	159,030
	Williams Partners, LP
77,000	4.000%, 11/15/2021	79,186

	Total	5,211,837

Financials (3.7%)
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	59,973
	AIG Global Funding
74,000	2.150%, 7/2/2020[k]	72,929
	Air Lease Corporation
29,000	2.625%, 9/4/2018	29,062
73,000	2.500%, 3/1/2021	72,150
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	246,837
	American Express Credit Corporation
38,000	1.715%, (LIBOR 3M + 0.330%), 5/3/2019[b]	38,078
38,000	2.200%, 3/3/2020	37,713
60,000	2.624%, (LIBOR 3M + 1.050%), 9/14/2020[b]	61,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Financials (3.7%) - continued
	Bank of America Corporation
$37,000	2.369%, 7/21/2021[b]	$36,664
76,000	2.328%, 10/1/2021[b]	75,161
74,000	2.738%, 1/23/2022[b]	73,354
	Bank of Montreal
50,000	1.500%, 7/18/2019	49,321
58,000	2.100%, 6/15/2020	57,421
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	75,067
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	56,307
	Barclays plc
76,000	3.200%, 8/10/2021	75,878
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,041
74,000	2.150%, 2/1/2021	72,722
	BNP Paribas SA
270,000	7.625%, 3/30/2021[b,k,n]	294,637
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,742
111,000	3.050%, 3/9/2022	110,398
	CBOE Holdings, Inc.
57,000	1.950%, 6/28/2019	56,463
	Central Fidelity Capital Trust I
125,000	2.720%, (LIBOR 3M + 1.000%), 4/15/2027[b]	119,375
	Citigroup, Inc.
76,000	2.450%, 1/10/2020	75,759
76,000	2.650%, 10/26/2020	75,791
132,000	2.350%, 8/2/2021	129,359
38,000	2.750%, 4/25/2022	37,487
	2.450%, (LIBOR 3M +
37,000	0.690%), 10/27/2022[b]	37,147
73,000	3.142%, 1/24/2023[b]	73,028
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	70,431
	Commonwealth Bank of Australia
76,000	2.250%, 3/10/2020[k]	75,447
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	75,954
	Credit Agricole SA
38,000	3.375%, 1/10/2022[k]	38,270
80,000	8.125%, 12/23/2025[b,k,n]	95,777
	Credit Suisse Group AG
227,000	7.500%, 12/11/2023[b,k,n]	258,212
	Credit Suisse Group Funding
	Guernsey, Ltd.
114,000	3.800%, 9/15/2022	116,284
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	76,445
	DDR Corporation
57,000	3.500%, 1/15/2021	58,155
	Deutsche Bank AG
37,000	2.700%, 7/13/2020	36,739
114,000	4.250%, 10/14/2021	117,785
	Digital Realty Trust, LP
55,000	2.750%, 2/1/2023	53,851
	Discover Bank
24,000	8.700%, 11/18/2019	26,096
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	55,917
	First Tennessee Bank NA
330	3.750%, (LIBOR 3M + 0.850%), 3/2/2018[b,k,n]	258,638

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Financials (3.7%) - continued
	Goldman Sachs Group, Inc.
$66,000	7.500%, 2/15/2019	$69,430
74,000	5.375%, 5/10/2020[b,n]	76,405
57,000	2.600%, 12/27/2020	56,722
76,000	5.250%, 7/27/2021	81,643
55,000	2.586%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,897
76,000	3.000%, 4/26/2022	75,547
51,000	2.876%, 10/31/2022[b]	50,340
37,000	2.545%, (LIBOR 3M + 1.050%), 6/5/2023[b]	37,456
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022[c]	2,342,018
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	103,502
	HCP, Inc.
68,000	3.750%, 2/1/2019	68,693
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	56,430
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	115,611
76,000	6.875%, 6/1/2021[b,n]	81,605
100,000	6.375%, 9/17/2024[b,n]	106,990
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	70,546
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	78,000
90,000	6.375%, 12/15/2025[k]	91,575
	ILFC E-Capital Trust II
380,000	4.620%, (LIBOR 3M + 1.800%), 12/21/2065[b,k]	373,825
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	79,341
76,000	5.875%, 8/15/2022	83,486
	Intesa Sanpaolo SPA
77,000	3.125%, 7/14/2022[k]	75,901
	J.P. Morgan Chase & Company
55,000	2.161%, (LIBOR 3M + 0.680%), 6/1/2021[b]	55,420
145,000	2.972%, 1/15/2023	144,254
57,000	2.776%, 4/25/2023[b]	56,358
78,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	80,454
	KeyCorp
58,000	2.300%, 12/13/2018	58,058
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[k]	28,575
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	53,442
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,k,n]	207,500
	MGIC Investment Corporation, Convertible
150,000	9.000%, 4/1/2063[k]	203,702
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	37,773
	Morgan Stanley
76,000	2.800%, 6/16/2020	76,134
74,000	5.500%, 7/28/2021	80,029
77,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	78,461
37,000	2.750%, 5/19/2022	36,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Financials (3.7%) - continued
$57,000	4.875%, 11/1/2022	$60,798
74,000	3.125%, 1/23/2023	73,739
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	206,000
	National City Corporation
48,000	6.875%, 5/15/2019	50,543
	New York Life Global Funding
60,000	1.550%, 11/2/2018[k]	59,753
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,078
	Park Aerospace Holdings, Ltd.
90,000	5.500%, 2/15/2024[k]	89,044
	PNC Bank NA
74,000	2.450%, 11/5/2020	73,633
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[k]	300,531
	Realty Income Corporation
57,000	5.750%, 1/15/2021	61,180
	Regions Bank
36,000	7.500%, 5/15/2018	36,559
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	50,405
	Reinsurance Group of America, Inc.
56,000	4.700%, 9/15/2023	59,322
	Royal Bank of Canada
76,000	2.125%, 3/2/2020	75,362
	Royal Bank of Scotland Group plc
210,000	7.500%, 8/10/2020[b,n]	222,337
55,000	8.625%, 8/15/2021[b,n]	61,394
265,000	7.648%, 9/30/2031[b,n]	348,475
	Santander UK Group Holdings plc
76,000	2.875%, 8/5/2021	75,100
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	59,992
80,000	2.500%, 7/15/2021	79,381
	Societe Generale SA
250,000	8.000%, 9/29/2025[b,k,n]	292,187
	Standard Chartered plc
11,000	2.100%, 8/19/2019[k]	10,888
	State Street Capital Trust IV
440,000	2.589%, (LIBOR 3M + 1.000%), 6/15/2047[b]	393,712
	State Street Corporation
	2.336%, (LIBOR 3M +
60,000	0.900%), 8/18/2020[b]	61,050
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	74,063
37,000	2.784%, 7/12/2022	36,359
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	50,073
	Synchrony Financial
37,000	3.000%, 8/15/2019	37,142
25,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,357
	Toronto-Dominion Bank
55,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	55,368
60,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	61,126
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[k]	73,885
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	61,137

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Financials (3.7%) - continued
	USB Realty Corporation
$175,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,k,n]	$157,719
	Vantiv, LLC
200,000	4.375%, 11/15/2025[k]	198,500
	Voya Financial, Inc.
33,000	2.900%, 2/15/2018	33,011
	Wachovia Capital Trust II
40,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	37,700
	Wells Fargo & Company
45,000	2.100%, 7/26/2021	43,895
37,000	2.625%, 7/22/2022	36,372
	2.851%, (LIBOR 3M + 1.110%),
77,000	1/24/2023[b]	78,763
50,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	51,544
	Welltower, Inc.
57,000	4.950%, 1/15/2021	60,157
	Westpac Banking Corporation
65,000	2.286%, (LIBOR 3M + 0.850%), 8/19/2021[b]	66,001
	XL Group plc
	4.179%, (LIBOR 3M + 2.458%),
50,000	3/5/2018[b,n]	46,937

	Total	13,313,281

Foreign Government (3.3%)
	Argentina Government International Bond
536,000	7.500%, 4/22/2026	590,940
230,000	6.875%, 1/26/2027	242,422
500,255	8.280%, 12/31/2033	567,790
415,682	2.500%, 12/31/2038[m]	291,393
195,000	7.625%, 4/22/2046	206,115
	Brazil Government International Bond
221,000	6.000%, 4/7/2026	245,089
280,000	7.125%, 1/20/2037	336,420
336,000	5.000%, 1/27/2045	311,304
	Colombia Government International Bond
170,000	2.625%, 3/15/2023	165,070
115,000	3.875%, 4/25/2027	116,035
105,000	7.375%, 9/18/2037	139,860
100,000	6.125%, 1/18/2041	120,350
260,000	5.625%, 2/26/2044	296,920
	Indonesia Government International Bond
366,000	4.875%, 5/5/2021[k]	387,329
75,000	3.750%, 4/25/2022[k]	76,693
279,000	3.375%, 4/15/2023[k]	279,639
359,000	5.875%, 1/15/2024[k]	405,035
66,000	4.125%, 1/15/2025[k]	68,059
237,000	4.750%, 1/8/2026[k]	254,077
279,000	8.500%, 10/12/2035[k]	410,564
133,000	6.750%, 1/15/2044[k]	175,440
	Mexico Government International Bond
152,000	5.750%, 10/12/2110	158,992
173,000	4.150%, 3/28/2027	177,152
112,000	6.750%, 9/27/2034	142,800
224,000	5.550%, 1/21/2045	251,216
207,000	4.600%, 1/23/2046	202,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Foreign Government (3.3%) - continued
	Panama Government International Bond
$168,000	4.000%, 9/22/2024	$176,904
256,000	3.750%, 3/16/2025	264,448
68,000	9.375%, 4/1/2029	102,272
240,000	6.700%, 1/26/2036	315,840
	Peru Government International Bond
122,000	5.625%, 11/18/2050	153,537
290,000	8.750%, 11/21/2033	456,315
	Philippines Government International Bond
222,000	7.750%, 1/14/2031	311,615
116,000	5.000%, 1/13/2037	135,455
	Russia Government International Bond
366,000	5.625%, 4/4/2042[k]	409,920
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,172
275,000	5.875%, 5/30/2022	299,997
122,000	4.875%, 4/14/2026	124,733
259,000	4.300%, 10/12/2028	249,687
	Turkey Government International Bond
215,000	7.000%, 6/5/2020	230,575
450,000	5.125%, 3/25/2022	466,200
338,000	5.750%, 3/22/2024	356,341
235,000	4.875%, 10/9/2026	229,031
328,000	6.875%, 3/17/2036	360,829
217,000	6.750%, 5/30/2040	235,703
337,000	6.625%, 2/17/2045	356,829

	Total	11,881,449

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 2/1/2032[f]	1,004,688
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,275,000	4.000%, 2/1/2048[f]	2,350,981
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,050,000	3.000%, 2/1/2048[f]	2,989,476
9,025,000	3.500%, 2/1/2048[f]	9,110,667
4,825,000	4.000%, 2/1/2048[f]	4,983,522

	Total	20,439,334

Technology (1.4%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[k]	167,145
	Apple, Inc.
76,000	2.850%, 5/6/2021	76,556
74,000	1.763%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,524
74,000	2.400%, 1/13/2023	72,260
	Baidu, Inc.
37,000	3.000%, 6/30/2020	36,974
	Broadcom Corporation
77,000	2.375%, 1/15/2020[k]	76,196
75,000	2.650%, 1/15/2023[k]	71,452

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Technology (1.4%) - continued
	Cypress Semiconductor Corporation, Convertible
$44,000	4.500%, 1/15/2022	$62,478
	Diamond 1 Finance Corporation
50,000	3.480%, 6/1/2019[k]	50,439
76,000	5.450%, 6/15/2023[k]	81,665
	Equinix, Inc.
200,000	5.750%, 1/1/2025	211,000
	Fidelity National Information Services, Inc.
34,000	3.625%, 10/15/2020	34,720
65,000	2.250%, 8/15/2021	63,426
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[k]	182,438
	Hewlett Packard Enterprise Company
95,000	3.600%, 10/15/2020	96,556
	Intel Corporation
60,000	3.100%, 7/29/2022	60,885
	Intel Corporation, Convertible
160,000	3.250%, 8/1/2039	367,200
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	133,339
	Microchip Technology, Inc., Convertible
300,000	1.625%, 2/15/2027[k]	364,419
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	500,823
180,000	3.000%, 11/15/2043	274,212
	Microsoft Corporation
76,000	2.400%, 2/6/2022	75,233
	NetApp, Inc.
55,000	2.000%, 9/27/2019	54,440
	NXP BV
215,000	3.875%, 9/1/2022[k]	216,881
	NXP Semiconductors NV, Convertible
203,000	1.000%, 12/1/2019	255,341
	Oracle Corporation
60,000	2.500%, 5/15/2022	59,351
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	94,381
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[k]	301,600
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,156
	VMware, Inc.
37,000	2.300%, 8/21/2020	36,297
	Western Digital Corporation
684,000	1.500%, 2/1/2024[f,k]	698,129

	Total	4,909,516

Transportation (0.2%)
	Air Canada Pass Through Trust
17,095	3.875%, 3/15/2023[k]	17,181
	American Airlines Pass Through Trust
33,499	4.950%, 1/15/2023	35,217
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[k]	90,450
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	57,009
36,864	4.950%, 11/23/2020	37,693
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,230
	Trinity Industries, Inc., Convertible
76,000	3.875%, 6/1/2036	110,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Transportation (0.2%) - continued
	United Airlines Pass Through Trust
$60,000	3.700%, 12/1/2022	$61,002
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	185,925
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[k]	208,200

	Total	863,887

Utilities (0.5%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	37,403
	Ameren Corporation
60,000	2.700%, 11/15/2020	59,965
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	34,774
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	87,898
	Calpine Corporation
95,000	5.375%, 1/15/2023	93,812
	CenterPoint Energy, Inc.
37,000	2.500%, 9/1/2022	36,074
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,659
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	73,441
	DTE Energy Company
88,000	2.400%, 12/1/2019	87,604
	Duke Energy Corporation
74,000	2.400%, 8/15/2022	71,903
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	169,024
	Edison International
38,000	2.125%, 4/15/2020	37,493
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,845
	Eversource Energy
37,000	2.500%, 3/15/2021	36,759
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	45,892
57,000	2.950%, 1/15/2020	57,287
	FirstEnergy Corporation
56,000	2.850%, 7/15/2022	55,005
	Fortis, Inc.
30,000	2.100%, 10/4/2021	29,048
	Kinder Morgan Energy Partners, LP
37,000	9.000%, 2/1/2019	39,328
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	49,890
	PG&E Corporation
49,000	2.400%, 3/1/2019	48,889
	Pinnacle West Capital Corporation
37,000	2.250%, 11/30/2020	36,672
	PPL Capital Funding, Inc.
50,000	3.500%, 12/1/2022	50,796
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	50,085
	Sempra Energy
92,000	6.150%, 6/15/2018	93,405
25,000	2.400%, 3/15/2020	24,896
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,631
	Southern Company
45,000	1.850%, 7/1/2019	44,629
37,000	2.350%, 7/1/2021	36,275

Principal Amount	Long-Term Fixed Income (27.0%)	Value
Utilities (0.5%) - continued
	TransCanada Trust
$225,000	5.875%, 8/15/2076[b]	$245,025

	Total	1,815,407

	Total Long-Term Fixed Income (cost $95,169,128)	97,853,748

Shares	Registered Investment Companies (5.1%)	Value
Affiliated Fixed Income Holdings (3.2%)
1,176,438	Thrivent Core Emerging Markets Debt Fund	11,517,328

	Total	11,517,328

Equity Funds/Exchange Traded Funds (1.5%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	171,704
2,376	Altaba, Inc.[i]	189,795
14,768	BlackRock Resources & Commodities Strategy Trust	146,646
6,250	Guggenheim Multi-Asset Income ETF	143,000
45,921	Materials Select Sector SPDR Fund	2,890,727
1,083	Powershares S&P SmallCap Information Technology Portfolio	84,268
8,705	SPDR S&P Homebuilders ETF	389,549
29,890	Utilities Select Sector SPDR Fund	1,525,586

	Total	5,541,275

Fixed Income Funds/Exchange Traded Funds (0.4%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	351,034
66,849	MFS Intermediate Income Trust	266,059
54,598	Templeton Global Income Fund	352,703
26,314	Western Asset Emerging Markets Debt Fund, Inc.	407,341
40,658	Western Asset High Income Opportunity Fund, Inc.	202,883

	Total	1,580,020

	Total Registered Investment Companies (cost $17,507,087)	18,638,623

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (0.4%)
2,680	Bunge, Ltd., Convertible, 4.875%[n]	301,500
10,600	CHS, Inc., 7.100%[b,n]	286,624
5,948	Henkel AG & Company KGaA, 1.620%	831,802

	Total	1,419,926

Energy (0.1%)
2,399	Alpha Natural Resources, Inc., 0.000%[i]	64,773
2,399	ANR Holdings, Inc., 0.000%[i]	17,992
10,200	NuStar Logistics, LP, 8.456%[b]	258,774

	Total	341,539

Financials (0.6%)
2,826	Agribank FCB, 6.875%[b,n]	309,800
12,465	Citigroup, Inc., 6.875%[b,n]	351,513
2,200	CoBank ACB, 6.250%*,b,n	233,750
7,200	Countrywide Capital V, 7.000%	184,176
5,944	Federal National Mortgage Association, 8.250%[i,n]	47,611
11,000	GMAC Capital Trust I, 7.201%[b]	286,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Preferred Stock (1.2%)	Value
Financials (0.6%) - continued
5,900	Goldman Sachs Group, Inc., 5.500%[b,n]	$153,695
4,600	Morgan Stanley, 7.125%[b,n]	130,870
7,155	U.S. Bancorp, 6.500%[b,n]	198,337
325	Wells Fargo & Company, Convertible, 7.500%[n]	416,000

	Total	2,311,972

Health Care (0.1%)
3,030	Becton Dickinson and Company, Convertible, 6.125%	190,042

	Total	190,042

	Total Preferred Stock (cost $3,954,988)	4,263,479

Shares	Collateral Held for Securities Loaned (0.8%)	Value
2,962,824	Thrivent Cash Management Trust	2,962,824

	Total Collateral Held for Securities Loaned (cost $2,962,824)	2,962,824

Shares or Principal Amount	Short-Term Investments (9.6%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.205%, 2/5/2018[o,p]	99,985
200,000	1.300%, 2/14/2018[o,p]	199,906
300,000	1.320%, 3/7/2018[o,p]	299,623
100,000	1.440%, 4/11/2018[o,p]	99,728
100,000	1.440%, 4/27/2018[o,p]	99,665
	Thrivent Core Short-Term Reserve Fund
3,393,460	1.640%	33,934,598

	Total Short-Term Investments (cost $34,733,500)	34,733,505

	Total Investments (cost $351,199,210) 107.6%	$389,928,798

	Other Assets and Liabilities, Net (7.6%)	(27,414,892)

	Total Net Assets 100.0%	$362,513,906

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $19,869,618 or 5.5% of total net assets.
l	All or a portion of the security is insured or guaranteed.
m	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of January 31, 2018 was $6,547,860 or 1.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$245,225
ALM XI Ltd., 10/17/2026	4/28/2017	300,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	31,561
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,110
CLUB Credit Trust, 4/17/2023	6/14/2017	249,999
CoBank ACB, 6.250%, 10/1/2022	1/15/2016	227,975
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	266,402
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	102,582
Digicel, Ltd., 4/15/2021	8/19/2013	286,178
Foundation Finance Trust, 7/15/2033	12/6/2017	364,556
GCAT, LLC, 3/25/2047	3/22/2017	94,782
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	399,921
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	691
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	225,000
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	332,877
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	300,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	158,006
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	226,126
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	365,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Security	Acquisition Date	Cost
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	$602,540
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	51,541
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	43,618
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	350,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	270,247

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$396,257
Common Stock	2,470,420

Total lending	$2,866,677
Gross amount payable upon return of collateral for securities loaned	$2,962,824

Net amounts due to counterparty	$96,147

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U. S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,874,591	–	3,522,710	351,881
Capital Goods	3,429,444	–	2,317,391	1,112,053
Communications Services	17,872,427	–	17,440,782	431,645
Consumer Cyclical	7,323,758	–	6,811,386	512,372
Consumer Non-Cyclical	7,554,891	–	7,314,429	240,462
Energy	1,971,839	–	1,971,839	–
Financials	3,708,047	–	3,578,054	129,993
Technology	5,486,078	–	5,486,078	–
Transportation	1,636,755	–	1,636,755	–
Utilities	1,571,826	–	1,327,026	244,800
Common Stock
Consumer Discretionary	28,569,967	21,048,249	7,521,718	–
Consumer Staples	7,434,513	3,394,378	4,040,135	–
Energy	10,339,813	6,333,438	4,006,375	–
Financials	22,457,510	14,786,432	7,671,078	–
Health Care	18,821,888	14,086,234	4,735,654	–
Industrials	21,365,158	11,569,582	9,795,576	–
Information Technology	29,343,386	27,835,495	1,507,891	–
Materials	9,790,255	1,987,619	7,802,636	–
Real Estate	22,523,052	20,790,349	1,732,703	–
Telecommunications Services	3,882,319	582,319	3,300,000	–
Utilities	2,519,102	1,176,079	1,343,023	–
Long-Term Fixed Income
Asset-Backed Securities	7,821,316	–	7,821,316	–
Basic Materials	2,154,105	–	2,154,105	–
Capital Goods	3,158,645	–	3,158,645	–
Collateralized Mortgage Obligations	12,550,995	–	12,550,995	–
Communications Services	4,850,047	–	4,850,047	–
Consumer Cyclical	5,175,687	–	5,175,687	–
Consumer Non-Cyclical	3,708,242	–	3,708,242	–
Energy	5,211,837	–	5,211,837	–
Financials	13,313,281	–	10,971,263	2,342,018
Foreign Government	11,881,449	–	11,881,449	–
Mortgage-Backed Securities	20,439,334	–	20,439,334	–
Technology	4,909,516	–	4,909,516	–
Transportation	863,887	–	863,887	–
Utilities	1,815,407	–	1,815,407	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	5,541,275	5,541,275	–	–
Fixed Income Funds/Exchange Traded
Funds	1,580,020	1,580,020	–	–
Preferred Stock
Consumer Staples	1,419,926	588,124	831,802	–
Energy	341,539	258,774	82,765	–
Financials	2,311,972	1,768,422	543,550	–
Health Care	190,042	190,042	–	–
Short-Term Investments	798,907	–	798,907	–
Subtotal Investments in Securities	$341,514,048	$133,516,831	$202,631,993	$5,365,224

Other Investments *	Total
Short-Term Investments	33,934,598
Affiliated Registered Investment Companies	11,517,328
Collateral Held for Securities Loaned	2,962,824
Subtotal Other Investments	$48,414,750
Total Investments at Value	$389,928,798

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	414,513	414,513	–	–
Total Asset Derivatives	$414,513	$414,513	$–	$–

Liability Derivatives
Futures Contracts	901,959	901,959	–	–
Total Liability Derivatives	$901,959	$901,959	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $798,907 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 10-Yr. U.S. Treasury Note	19	March 2018	$2,307,967	$2,017
CBOT 5-Yr. U.S. Treasury Note	8	March 2018	934,525	(16,837)
CME E-mini S&P 500 Index	42	March 2018	5,618,447	315,733
CME Ultra Long Term U.S. Treasury Bond	12	March 2018	2,004,227	(60,977)

Total Futures Long Contracts			$10,865,166	$239,936

CBOT 2-Yr. U.S. Treasury Note	(41)	March 2018	($8,794,375)	$51,765
CBOT U.S. Long Bond	(8)	March 2018	(1,185,255)	2,755
CME S&P 500 Index	(17)	March 2018	(11,185,505)	(824,145)
Ultra 10-Yr. U.S. Treasury Note	(12)	March 2018	(1,604,680)	42,243

Total Futures Short Contracts			($22,769,815)	($727,382)

Total Futures Contracts			($11,904,649)	($487,446)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities. A summary of transactions (in thousands) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$4,119	$16,338	$17,494	$–	$–	2,963	$2,963	$2
Core Emerging Markets Debt	242	11,384	–	–	(109)	1,176	11,517	71
Core Short-Term Reserve	32,549	33,714	32,328	–	–	3,393	33,935	129
Total Value and Income Earned	$36,910			$–	$(109)		$48,415	$202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Asset-Backed Securities (3.1%)
	Navient Student Loan Trust
	2.311%, (LIBOR 1M + 0.750%), 7/25/2066, Ser.
$500,000	2017-1A, Class A2[a,b]	$505,132
	2.161%, (LIBOR 1M + 0.600%), 7/26/2066, Ser.
500,000	2017-3A, Class A2[a,b]	503,127
	Northstar Education Finance, Inc.
	2.261%, (LIBOR 1M + 0.700%), 12/26/2031, Ser.
341,800	2012-1, Class Aa,b	342,007
	U.S. Small Business Administration
	3.191%, 3/10/2024, Ser.
658,880	2014-10A, Class 1	666,882

	Total	2,017,148

Collateralized Mortgage Obligations (2.0%)
	Federal Home Loan Mortgage Corporation Whole Loan Securities Trust
	3.000%, 7/25/2046, Ser.
392,770	2016-SC01, Class 1A	379,633
	NCUA Guaranteed Notes
	2.030%, (LIBOR 1M + 0.450%), 10/7/2020, Ser.
225,205	2010-R1, Class 1Ab	225,916
	Seasoned Credit Risk Transfer Trust
	2.000%, 8/25/2056, Ser.
761,353	2017-2, Class HA	747,045

	Total	1,352,594

Commercial Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	1.784%, (LIBOR 1M + 0.220%), 7/25/2020, Ser.
550,000	KF41, Class Ab	551,075
	2.776%, 3/25/2023, Ser.
403,871	K724, Class A1	404,713
	3.002%, 1/25/2024, Ser.
500,000	K725, Class A2	504,200
	1.864%, (LIBOR 1M + 0.300%), 11/25/2024, Ser.
499,991	2017-M13, Class FAb	499,522
	3.430%, 1/25/2027, Ser.
500,000	K063, Class A2[b]	513,431
	Federal National Mortgage Association - ACES
	3.346%, 3/25/2024, Ser.
415,000	2014-M4, Class A2[b]	424,452
	1.895%, (LIBOR 1M + 0.400%), 10/25/2024, Ser.
499,550	2017-HB1, Class Ab	499,189
	2.961%, 2/25/2027, Ser.
160,000	2017-M7, Class A2[b]	157,607
	FRESB Multifamily Mortgage Pass- Through Trust
	2.950%, 8/25/2027, Ser.
499,188	2017-SB40, Class A10Fb	490,634

	Total	4,044,823

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Consumer Cyclical (0.9%)
	Board of Trustees of The Leland Stanford Junior University
$125,000	3.563%, 6/1/2044	$128,154
	California Institute of Technology
75,000	4.700%, 11/1/2111	77,497
	Dartmouth College
125,000	3.760%, 6/1/2043	125,958
	Massachusetts Institute of Technology
125,000	4.678%, 7/1/2114	139,743
	President and Fellows of Harvard College
125,000	3.619%, 10/1/2037	128,233

	Total	599,585

Energy (0.6%)
	Petroleos Mexicanos
375,000	2.378%, 4/15/2025	369,072

	Total	369,072

Financials (3.7%)
	Bank Nederlandse Gemeenten NV
500,000	2.375%, 2/1/2022[a]	494,197
	DNB Boligkreditt AS
500,000	2.500%, 3/28/2022[a]	492,311
	Korea Development Bank
500,000	2.167%, (LIBOR 3M + 0.705%), 5/27/2022[b]	498,303
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	970,888

	Total	2,455,699

Foreign Government (12.7%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	955,190
	CPPIB Capital, Inc.
500,000	2.250%, 1/25/2022[a]	491,772
	Development Bank of Japan, Inc.
250,000	2.125%, 9/1/2022[a]	242,246
	European Investment Bank
500,000	2.500%, 3/15/2023	495,110
	Export Development Canada
500,000	2.500%, 1/24/2023	495,594
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	501,183
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	506,658
600,000	4.375%, 1/24/2044	721,058
	International Bank for Reconstruction & Development
500,000	2.000%, 1/26/2022	489,439
	Japan Bank for International Cooperation
500,000	2.032%, (LIBOR 3M + 0.570%), 2/24/2020[b]	503,231
	Kommunalbanken AS
500,000	2.500%, 1/11/2023[a]	494,075
	Nordic Investment Bank
500,000	2.125%, 2/1/2022	491,237
	Province of Manitoba Canada
500,000	2.125%, 5/4/2022	486,170
	Province of Quebec Canada
500,000	2.750%, 4/12/2027	486,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.5%)	Value
Foreign Government (12.7%) - continued
	Sweden Government International Bond
$500,000	1.625%, 3/24/2020[a]	$493,009
500,000	2.375%, 2/15/2023[a]	493,059

	Total	8,345,407

Mortgage-Backed Securities (12.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 2/1/2032[c]	401,875
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 2/1/2048[c]	1,033,398
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
750,000	3.000%, 2/1/2048[c]	735,117
3,650,000	3.500%, 2/1/2048[c]	3,684,647
1,500,000	4.000%, 2/1/2048[c]	1,549,281
450,000	4.500%, 2/1/2048[c]	474,363

	Total	7,878,681

U.S. Government and Agencies (56.4%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	483,747
	Federal Home Loan Bank
350,000	1.375%, 11/15/2019	345,300
	Federal Home Loan Mortgage Corporation
1,500,000	2.375%, 1/13/2022	1,496,791
	Federal National Mortgage Association
1,500,000	2.375%, 1/19/2023	1,483,227
4,200,000	1.875%, 9/24/2026	3,888,049
1,250,000	6.250%, 5/15/2029	1,628,204
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,621,830
	U.S. Treasury Bonds
1,300,000	2.250%, 11/15/2027	1,247,746
115,000	5.500%, 8/15/2028	144,240
500,000	4.750%, 2/15/2037	642,988
1,085,000	2.500%, 5/15/2046	992,690
	U.S. Treasury Bonds, TIPS
3,200,607	0.125%, 1/15/2023	3,149,678
359,868	2.375%, 1/15/2025	404,999
459,517	0.375%, 1/15/2027	450,161
370,906	2.125%, 2/15/2040	476,014
1,637,475	0.750%, 2/15/2042	1,627,810
1,021,860	0.875%, 2/15/2047	1,042,995
	U.S. Treasury Notes
1,000,000	1.750%, 11/30/2019	993,086
3,500,000	1.875%, 12/15/2020	3,460,352
250,000	2.000%, 11/30/2022	244,082
3,000,000	2.125%, 7/31/2024	2,907,188
8,650,000	2.125%, 11/30/2024	8,361,779

	Total	37,092,956

	Total Long-Term Fixed Income (cost $64,359,325)	64,155,965

Shares or Principal Amount	Short-Term Investments (14.4%)	Value
	Federal Home Loan Bank Discount Notes
1,000,000	1.290%, 2/6/2018[d]	$999,819
400,000	1.290%, 2/9/2018[d]	399,885
1,000,000	1.300%, 2/26/2018[d,e]	999,097
1,000,000	1.330%, 3/22/2018[d]	998,190
	Thrivent Core Short-Term Reserve Fund
605,261	1.640%	6,052,603

	Total Short-Term Investments (cost $9,449,596)	9,449,594

	Total Investments (cost $73,808,921) 111.9%	$73,605,559

	Other Assets and Liabilities, Net (11.9%)	(7,855,736)

	Total Net Assets 100.0%	$65,749,823

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $4,550,935 or 6.9% of total net assets.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ACES	-	Alternative Credit Enhancement Securities
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,017,148	–	2,017,148	–
Collateralized Mortgage Obligations	1,352,594	–	1,352,594	–
Commercial Mortgage-Backed Securities	4,044,823	–	4,044,823	–
Consumer Cyclical	599,585	–	599,585	–
Energy	369,072	–	369,072	–
Financials	2,455,699	–	2,455,699	–
Foreign Government	8,345,407	–	8,345,407	–
Mortgage-Backed Securities	7,878,681	–	7,878,681	–
U.S. Government and Agencies	37,092,956	–	37,092,956	–
Short-Term Investments	3,396,991	–	3,396,991	–
Subtotal Investments in Securities	$67,552,956	$–	$67,552,956	$–

Other Investments *	Total
Short-Term Investments	6,052,603
Subtotal Other Investments	$6,052,603
Total Investments at Value	$73,605,559

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	271,260	271,260	–	–
Total Asset Derivatives	$271,260	$271,260	$–	$–

Liability Derivatives
Futures Contracts	67,911	67,911	–	–
Total Liability Derivatives	$67,911	$67,911	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $199,819 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 2-Yr. U.S. Treasury Note	11	March 2018	$2,360,737	($15,159)
Ultra 10-Yr. U.S. Treasury Note	13	March 2018	1,745,393	(52,752)
Total Futures Long Contracts			$4,106,130	($67,911)
CBOT 10-Yr. U.S. Treasury Note	(53)	March 2018	($6,615,721)	$172,080
CBOT 5-Yr. U.S. Treasury Note	(33)	March 2018	(3,849,554)	64,093
CBOT U.S. Long Bond	(1)	March 2018	(153,434)	5,622
CME Ultra Long Term U.S. Treasury Bond	(6)	March 2018	(1,001,090)	29,465
Total Futures Short Contracts			($11,619,799)	$271,260
Total Futures Contracts			($7,513,669)	$203,349

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

GOVERNMENT BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Core Short-Term Reserve	$2,905	$12,788	$9,640	$–	$–	605	$6,053	$16
Total Value and Income Earned	$2,905			$–	$–		$6,053	$16

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (3.4%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$2,989,575	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	$2,982,101

	Total	2,982,101

Capital Goods (0.3%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,030,819	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	2,051,127

	Total	2,051,127

Communications Services (1.7%)
	Cengage Learning Acquisitions, Term Loan
3,689,135	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,576,616
	Frontier Communications Corporation, Term Loan
3,706,375	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	3,629,171
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,325,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	2,247,508
	New LightSquared, Term Loan
3,040,097	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,c]	2,812,090

	Total	12,265,385

Consumer Cyclical (0.6%)
	IMG Worldwide, Inc., Term Loan
1,833,333	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,d]	1,840,208
	Mohegan Tribal Gaming Authority, Term Loan
2,715,876	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	2,739,640

	Total	4,579,848

Consumer Non-Cyclical (0.3%)
	Revlon Consumer Products Corporation, Term Loan
3,005,303	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b,e,f]	2,360,666

	Total	2,360,666

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
950,000	8.954%, (LIBOR 3M + 7.500%), 8/23/2021[b]	1,015,911

	Total	1,015,911

	Total Bank Loans (cost $25,126,918)	25,255,038

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Asset-Backed Securities (0.2%)
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
1,387,168	2006-1, Class AF6[g]	1,011,146

	Total	1,011,146

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Basic Materials (8.7%)
	Alcoa Nederland Holding BV
$1,425,000	6.750%, 9/30/2024[h]	$1,549,687
1,425,000	7.000%, 9/30/2026[h]	1,579,612
	ArcelorMittal SA
1,935,000	6.000%, 3/1/2021	2,070,450
	Big River Steel, LLC
3,140,000	7.250%, 9/1/2025[h]	3,367,650
	BWAY Holding Company
2,330,000	5.500%, 4/15/2024[h]	2,414,463
	Chemours Company
1,860,000	5.375%, 5/15/2027	1,925,100
	Cleveland-Cliffs, Inc.
2,795,000	5.750%, 3/1/2025[h]	2,735,606
	Consolidated Energy Finance SA
2,330,000	6.875%, 6/15/2025[h]	2,463,975
	First Quantum Minerals, Ltd.
1,901,000	7.000%, 2/15/2021[h]	1,967,535
2,325,000	7.250%, 4/1/2023[h]	2,461,594
	FMG Resources Property, Ltd.
2,800,000	5.125%, 5/15/2024[h,i]	2,833,250
	Grinding Media, Inc.
3,380,000	7.375%, 12/15/2023[h]	3,599,700
	Hexion, Inc.
2,235,000	6.625%, 4/15/2020	2,033,850
1,400,000	10.375%, 2/1/2022[h]	1,353,625
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[h]	400,312
750,000	7.625%, 1/15/2025[h]	825,000
	INEOS Group Holdings SA
2,855,000	5.625%, 8/1/2024[h,i]	2,929,944
	Kinross Gold Corporation
2,795,000	4.500%, 7/15/2027[h]	2,822,950
	Krayton Polymers, LLC
2,325,000	7.000%, 4/15/2025[h]	2,458,688
	Mercer International, Inc.
2,325,000	5.500%, 1/15/2026[h]	2,354,063
	Midwest Vanadium, Pty. Ltd.
2,862,131	11.500%, 2/15/2018*,j,k	9,073
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[h]	1,497,925
2,030,000	5.875%, 9/30/2026[h]	2,090,900
	Peabody Securities Finance
	Corporation
2,820,000	6.000%, 3/31/2022[h,i]	2,929,162
	Platform Specialty Products
	Corporation
3,000,000	5.875%, 12/1/2025[h]	3,048,750
	Teck Resources, Ltd.
950,000	8.500%, 6/1/2024[h]	1,072,312
	Trinseo Materials Operating SCA
2,800,000	5.375%, 9/1/2025[h]	2,869,160
	Tronox Finance, LLC
2,820,000	7.500%, 3/15/2022[h]	2,925,750
	United States Steel Corporation
1,865,000	6.875%, 8/15/2025	1,958,250
	Versum Materials, Inc.
1,430,000	5.500%, 9/30/2024[h]	1,515,800

	Total	64,064,136

Capital Goods (9.5%)
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[h]	2,937,462
	AECOM
935,000	5.875%, 10/15/2024	996,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Capital Goods (9.5%) - continued
	Ardagh Packaging Finance plc
$3,810,000	7.250%, 5/15/2024[h]	$4,094,607
3,280,000	6.000%, 2/15/2025[h]	3,386,600
	Berry Global, Inc.
1,510,000	4.500%, 2/15/2026[h]	1,505,772
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,844,221
	Bombardier, Inc.
5,110,000	7.500%, 3/15/2025[h]	5,308,012
	BWAY Holding Company
2,795,000	7.250%, 4/15/2025[h]	2,917,281
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[h]	2,633,625
2,000,000	6.125%, 5/5/2025[h]	2,132,500
	CNH Industrial Capital, LLC
1,575,000	4.375%, 11/6/2020	1,624,140
	CNH Industrial NV
1,700,000	4.500%, 8/15/2023	1,770,125
	Covanta Holding Corporation
1,400,000	5.875%, 7/1/2025	1,424,500
	Crown Cork & Seal Company, Inc.
2,790,000	7.375%, 12/15/2026	3,215,475
	Eagle Materials, Inc.
1,430,000	4.500%, 8/1/2026	1,485,241
	Flex Acquisition Company, Inc.
2,795,000	6.875%, 1/15/2025[h]	2,868,369
	H&E Equipment Services, Inc.
3,140,000	5.625%, 9/1/2025[h]	3,257,750
	James Hardie International Finance Designated Activity Company
500,000	4.750%, 1/15/2025[h]	506,290
1,400,000	5.000%, 1/15/2028[h]	1,414,000
	Masonite International Corporation
3,175,000	5.625%, 3/15/2023[h]	3,302,000
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[h]	2,847,500
	Reynolds Group Issuer, Inc.
1,995,000	5.125%, 7/15/2023[h]	2,054,850
	Ritchie Bros. Auctioneers, Inc.
1,295,000	5.375%, 1/15/2025[h]	1,330,613
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,426,375
1,865,000	5.125%, 6/1/2025[h]	1,899,969
	U.S. Concrete, Inc.
2,620,000	6.375%, 6/1/2024	2,818,596
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	991,700
2,380,000	5.875%, 9/15/2026	2,549,575
	Waste Pro USA, Inc.
1,000,000	5.500%, 2/15/2026[f,h]	1,017,500

	Total	70,561,592

Communications Services (13.6%)
	Altice Financing SA
1,660,000	6.625%, 2/15/2023[h]	1,681,414
2,855,000	7.500%, 5/15/2026[h]	2,963,861
	Altice Finco SA
460,000	8.125%, 1/15/2024[h]	473,800
200,000	7.625%, 2/15/2025[h]	199,500
	AMC Networks, Inc.
2,400,000	5.000%, 4/1/2024	2,436,000
	Block Communications, Inc.
2,350,000	6.875%, 2/15/2025[h]	2,444,000

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Communications Services (13.6%) - continued
	CBS Radio, Inc.
$2,845,000	7.250%, 11/1/2024[h]	$2,987,250
	CCO Holdings, LLC
4,500,000	5.875%, 4/1/2024[h]	4,702,500
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[h]	2,846,250
	Clear Channel Worldwide Holdings, Inc.
2,320,000	7.625%, 3/15/2020	2,302,600
3,005,000	6.500%, 11/15/2022	3,093,557
	Digicel Group, Ltd.
1,165,000	8.250%, 9/30/2020[h]	1,154,923
	Digicel, Ltd.
4,080,000	6.000%, 4/15/2021*	4,039,200
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[h]	3,285,700
	Intelsat Jackson Holdings SA
1,400,000	5.500%, 8/1/2023	1,099,000
	Level 3 Financing, Inc.
1,990,000	5.375%, 5/1/2025	1,993,920
1,500,000	5.250%, 3/15/2026	1,471,875
	McGraw-Hill Global Education Holdings, LLC
2,855,000	7.875%, 5/15/2024[h,i]	2,805,038
	Meredith Corporation
3,610,000	6.875%, 2/1/2026[h]	3,695,738
	Neptune Finco Corporation
4,245,000	10.875%, 10/15/2025[h]	5,055,583
	Nexstar Escrow Corporation
2,750,000	5.625%, 8/1/2024[h]	2,841,080
	Qualitytech, LP
3,260,000	4.750%, 11/15/2025[h]	3,284,450
	SFR Group SA
3,910,000	6.000%, 5/15/2022[h]	3,824,371
2,290,000	6.250%, 5/15/2024[h]	2,186,950
2,380,000	7.375%, 5/1/2026[h]	2,345,787
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[h,i]	1,483,625
	Sprint Communications, Inc.
4,640,000	6.000%, 11/15/2022	4,628,400
	Sprint Corporation
13,505,000	7.625%, 2/15/2025[i]	14,011,437
	T-Mobile USA, Inc.
3,140,000	6.000%, 4/15/2024	3,332,325
	VeriSign, Inc.
2,290,000	4.750%, 7/15/2027	2,307,175
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[h]	1,048,025
950,000	5.500%, 8/15/2026[h]	974,045
	Windstream Services, LLC
2,250,000	8.625%, 10/31/2025[h]	2,103,750
	Zayo Group, LLC
3,575,000	6.375%, 5/15/2025	3,749,281
1,640,000	5.750%, 1/15/2027[h]	1,666,732

	Total	100,519,142

Consumer Cyclical (13.5%)
	Allison Transmission, Inc.
3,480,000	5.000%, 10/1/2024[h]	3,514,800
	American Axle & Manufacturing, Inc.
3,732,000	6.250%, 4/1/2025[i]	3,899,940
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[h]	3,711,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (13.5%) - continued
	Choice Hotels International, Inc.
$3,026,000	5.750%, 7/1/2022	$3,310,656
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,257,562
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[h]	3,865,469
	Hanesbrands, Inc.
3,605,000	4.875%, 5/15/2026[h]	3,639,608
	Hertz Corporation
1,865,000	7.625%, 6/1/2022[h,i]	1,948,925
	Hilton Escrow Issuer, LLC
2,350,000	4.250%, 9/1/2024	2,339,143
	Jeld-Wen, Inc.
2,330,000	4.875%, 12/15/2027[h]	2,332,913
	KAR Auction Services, Inc.
2,330,000	5.125%, 6/1/2025[h]	2,362,037
	KB Home
1,750,000	8.000%, 3/15/2020	1,909,687
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,540,825
1,640,000	5.625%, 2/15/2022	1,727,904
	Landry’s, Inc.
3,045,000	6.750%, 10/15/2024[h]	3,147,769
	Lennar Corporation
3,290,000	4.125%, 1/15/2022	3,322,900
1,270,000	4.500%, 4/30/2024	1,284,351
1,410,000	4.750%, 5/30/2025	1,445,250
	Live Nation Entertainment, Inc.
2,935,000	4.875%, 11/1/2024[h]	2,993,700
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,578,006
	Mattamy Group Corporation
2,820,000	6.875%, 12/15/2023[h]	2,982,150
930,000	6.500%, 10/1/2025[h]	979,988
	Navistar International Corporation
3,000,000	6.625%, 11/1/2025[h]	3,135,900
	New Red Finance, Inc.
2,090,000	5.000%, 10/15/2025[h]	2,092,613
	Prime Security Services Borrower, LLC
3,000,000	9.250%, 5/15/2023[h]	3,318,750
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	717,100
840,000	5.000%, 4/15/2023	861,000
	Rite Aid Corporation
2,840,000	6.125%, 4/1/2023[h]	2,648,300
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	2,132,100
1,880,000	7.000%, 1/1/2022[h]	1,983,400
2,350,000	10.000%, 12/1/2022	2,570,312
	Seminole Indian Tribe of Florida
1,845,000	7.804%, 10/1/2020*	1,863,450
	ServiceMaster Company, LLC
2,330,000	5.125%, 11/15/2024[h]	2,335,825
	Six Flags Entertainment Corporation
4,645,000	4.875%, 7/31/2024[h]	4,708,869
	Station Casinos, LLC
470,000	5.000%, 10/1/2025[h]	474,113
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[h]	2,390,456
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,436,525
	Tunica-Biloxi Gaming Authority
5,535,183	3.780%, 12/15/2020*	1,494,499

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Consumer Cyclical (13.5%) - continued
	Wabash National Corporation
$2,795,000	5.500%, 10/1/2025[h]	$2,822,950
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[h]	1,948,200

	Total	100,029,674

Consumer Non-Cyclical (9.2%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[h,i]	2,658,963
	Albertsons Companies, LLC
2,380,000	6.625%, 6/15/2024	2,261,000
	Alliance One International, Inc.
2,230,000	9.875%, 7/15/2021	2,118,500
	Cott Holdings, Inc.
1,862,000	5.500%, 4/1/2025[h]	1,896,913
	Endo Finance, LLC
470,000	5.875%, 10/15/2024[h,i]	477,050
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[h]	3,854,000
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,511,019
4,190,000	5.875%, 3/15/2022	4,509,487
1,640,000	4.750%, 5/1/2023	1,703,960
3,295,000	5.375%, 2/1/2025	3,369,137
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[h]	2,756,875
3,030,000	5.750%, 6/15/2025[h]	2,984,550
	Mallinckrodt International Finance SA
1,745,000	5.625%, 10/15/2023[h]	1,491,975
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[h]	4,090,988
	Pilgrim’s Pride Corporation
2,785,000	5.750%, 3/15/2025[h]	2,812,850
	Post Holdings, Inc.
1,410,000	5.500%, 3/1/2025[h]	1,452,300
2,775,000	5.000%, 8/15/2026[h]	2,709,094
	Simmons Foods, Inc.
3,050,000	5.750%, 11/1/2024[h]	2,989,000
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025	1,978,700
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,302,875
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,882,357
470,000	7.500%, 1/1/2022[h]	497,354
	Valeant Pharmaceuticals International, Inc.
1,410,000	5.625%, 12/1/2021[h]	1,358,958
2,400,000	7.250%, 7/15/2022[h]	2,376,000
6,890,000	5.500%, 3/1/2023[h]	6,186,393
1,395,000	5.875%, 5/15/2023[h]	1,259,685
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[h]	2,840,612

	Total	68,330,595

Energy (15.6%)
	Alliance Resource Operating Partners, LP
2,330,000	7.500%, 5/1/2025[h]	2,522,225
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,445,437
2,360,000	5.625%, 6/1/2023	2,442,600
	California Resources Corporation
2,820,000	8.000%, 12/15/2022[h,i]	2,359,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (15.6%) - continued
	Centennial Resource Production, LLC
$1,625,000	5.375%, 1/15/2026[h]	$1,649,375
	Cheniere Corpus Christi Holdings, LLC
1,800,000	7.000%, 6/30/2024	2,047,500
4,195,000	5.875%, 3/31/2025	4,520,112
	Cheniere Energy Partners, LP
1,865,000	5.250%, 10/1/2025[h]	1,899,969
	Chesapeake Energy Corporation
3,054,000	8.000%, 1/15/2025[h]	3,084,540
	Continental Resources, Inc.
3,330,000	5.000%, 9/15/2022	3,371,625
2,390,000	4.500%, 4/15/2023	2,419,875
	CrownRock Finance, Inc.
3,250,000	5.625%, 10/15/2025[h]	3,282,500
	Diamondback Energy, Inc.
1,895,000	4.750%, 11/1/2024	1,921,056
	Endeavor Energy Resources, LP
600,000	5.500%, 1/30/2026[h]	607,500
2,325,000	5.750%, 1/30/2028[h]	2,365,688
	Energy Transfer Equity, LP
1,970,000	4.250%, 3/15/2023	1,979,850
3,755,000	5.500%, 6/1/2027	3,956,906
	Ensco plc
3,260,000	4.500%, 10/1/2024[i]	2,794,439
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,328,925
1,410,000	5.000%, 3/1/2021	821,325
	MEG Energy Corporation
3,250,000	6.375%, 1/30/2023[h]	2,795,000
	MPLX, LP
4,315,000	4.875%, 12/1/2024	4,602,029
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024	1,271,110
1,630,000	5.750%, 8/15/2025	1,670,750
	Nabors Industries, Inc.
2,800,000	5.750%, 2/1/2025[h]	2,756,516
	Noble Holding International, Ltd.
1,880,000	7.750%, 1/15/2024[i]	1,743,700
	ONEOK, Inc.
2,325,000	7.500%, 9/1/2023	2,750,130
	Parsley Energy, LLC
2,800,000	5.625%, 10/15/2027[h]	2,877,000
	Plains All American Pipeline, LP
2,795,000	4.650%, 10/15/2025	2,899,794
	Precision Drilling Corporation
635,000	6.500%, 12/15/2021	647,700
1,060,000	7.750%, 12/15/2023	1,136,850
1,150,000	5.250%, 11/15/2024	1,121,250
930,000	7.125%, 1/15/2026[h]	967,200
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023	3,810,450
	Rowan Companies, Inc.
3,025,000	4.875%, 6/1/2022	2,934,250
	Sabine Pass Liquefaction, LLC
1,915,000	5.625%, 3/1/2025	2,093,426
2,380,000	5.875%, 6/30/2026	2,658,735
	Southwestern Energy Company
3,715,000	7.500%, 4/1/2026	3,886,819
	Sunoco, LP
2,325,000	4.875%, 1/15/2023[h]	2,368,059
910,000	5.500%, 2/15/2026[h]	929,065
	Tallgrass Energy Partners, LP
5,635,000	5.500%, 1/15/2028[h]	5,620,913

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Energy (15.6%) - continued
	Transocean, Inc.
$930,000	7.500%, 1/15/2026[h]	$968,084
3,255,000	7.500%, 4/15/2031[i]	3,100,388
	Weatherford International, Ltd.
1,905,000	7.750%, 6/15/2021[i]	2,019,300
2,145,000	4.500%, 4/15/2022[i]	2,037,750
	Whiting Petroleum Corporation
2,790,000	6.625%, 1/15/2026[h]	2,856,263
	Williams Companies, Inc.
2,325,000	4.550%, 6/24/2024	2,386,031
	WPX Energy, Inc.
1,279,000	7.500%, 8/1/2020	1,381,320
2,330,000	8.250%, 8/1/2023	2,673,675

	Total	115,784,991

Financials (7.5%)
	Aircastle, Ltd.
1,680,000	5.000%, 4/1/2023	1,759,800
2,953,000	4.125%, 5/1/2024	2,978,839
	Ally Financial, Inc.
5,630,000	4.125%, 3/30/2020	5,694,745
2,120,000	4.125%, 2/13/2022	2,146,500
	ASP AMC Merger Sub, Inc.
4,800,000	8.000%, 5/15/2025[h]	4,590,000
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,313,750
	CyrusOne, LP
1,630,000	5.000%, 3/15/2024	1,662,600
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[h]	3,316,301
	Icahn Enterprises, LP
1,850,000	6.000%, 8/1/2020	1,893,382
1,630,000	6.250%, 2/1/2022	1,678,900
1,700,000	6.375%, 12/15/2025[h]	1,729,750
	Jefferies Finance, LLC
1,180,000	7.375%, 4/1/2020*	1,203,600
	Lloyds Banking Group plc
1,860,000	6.657%, 5/21/2037[b,h,l]	2,213,400
	MPT Operating Partnership, LP
2,640,000	5.500%, 5/1/2024	2,719,200
1,160,000	5.000%, 10/15/2027	1,148,632
	Park Aerospace Holdings, Ltd.
1,395,000	5.250%, 8/15/2022[h]	1,375,819
2,000,000	4.500%, 3/15/2023[h]	1,910,000
	Quicken Loans, Inc.
5,145,000	5.750%, 5/1/2025[h]	5,241,469
1,860,000	5.250%, 1/15/2028[h]	1,818,522
	Royal Bank of Scotland Group plc
2,560,000	7.500%, 8/10/2020[b,l]	2,710,400
	VEREIT Operating Partnership, LP
3,556,000	4.875%, 6/1/2026	3,688,258

	Total	55,793,867

Foreign Government (0.4%)
	Argentina Government International Bond
2,820,000	6.875%, 1/26/2027	2,972,308

	Total	2,972,308

Industrials (1.0%)
	Abengoa Abnewco 2 SAU
3,307,022	0.250%, PIK 1.250%, 9/29/2022[c,h]	826,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Industrials (1.0%) - continued
	ABG Orphan Holdco SARL
$233,093	1.318%, PIK 12.868%, 2/28/2021[c,h]	$239,097
667,196	5.000%, PIK 9.000%, 2/28/2021[c,h]	700,556
	AECOM
1,410,000	5.125%, 3/15/2027	1,411,763
	Herc Rentals, Inc.
3,580,000	7.750%, 6/1/2024[h,i]	3,924,575

	Total	7,102,746

Technology (6.7%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[h]	6,199,560
	Anixter, Inc.
2,045,000	5.125%, 10/1/2021	2,152,362
	Cengage Learning, Inc.
1,535,000	9.500%, 6/15/2024[h,i]	1,454,412
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[h]	4,445,503
	Diamond Finance Corporation
950,000	5.875%, 6/15/2021[h]	983,849
1,430,000	7.125%, 6/15/2024[h]	1,562,275
	First Data Corporation
1,690,000	7.000%, 12/1/2023[h]	1,779,790
	Harland Clarke Holdings Corporation
3,510,000	8.375%, 8/15/2022[h]	3,659,175
	Inception Merger Sub, Inc.
3,760,000	8.625%, 11/15/2024[h,i]	3,999,700
	Iron Mountain, Inc.
3,255,000	5.250%, 3/15/2028[h]	3,165,488
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[h]	2,183,850
	Seagate HDD Cayman
3,885,000	4.750%, 1/1/2025	3,859,666
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[h]	4,295,200
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023	1,478,737
	Western Digital Corporation
2,800,000	10.500%, 4/1/2024	3,273,900
4,600,000	4.750%, 2/15/2026[f]	4,660,375

	Total	49,153,842

Transportation (1.4%)
	American Airlines Pass Through Trust
2,527,902	5.600%, 7/15/2020[h]	2,608,037
	United Continental Holdings, Inc.
2,000,000	4.250%, 10/1/2022	2,010,000
	XPO Logistics, Inc.
4,290,000	6.500%, 6/15/2022[h]	4,465,890
1,430,000	6.125%, 9/1/2023[h]	1,508,650

	Total	10,592,577

Utilities (3.5%)
	Covanta Holding Corporation
1,650,000	6.375%, 10/1/2022	1,689,188
	Dynegy, Inc.
3,255,000	8.125%, 1/30/2026[h]	3,589,614
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[b,h,l]	2,568,750
	Enterprise Products Operating, LP
2,325,000	5.084%, (LIBOR 3M + 3.708%), 3/19/2018[b]	2,328,487

Principal Amount	Long-Term Fixed Income (90.8%)	Value
Utilities (3.5%) - continued
	NGPL Pipeco, LLC
$3,715,000	4.875%, 8/15/2027[h]	$3,817,163
	NRG Energy, Inc.
1,400,000	6.250%, 5/1/2024	1,463,532
2,820,000	7.250%, 5/15/2026	3,071,262
	Talen Energy Supply, LLC
1,860,000	6.500%, 6/1/2025	1,548,450
	TerraForm Power Operating, LLC
1,860,000	4.250%, 1/31/2023[h]	1,841,400
1,860,000	5.000%, 1/31/2028[h]	1,834,425
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,097,900

	Total	25,850,171

	Total Long-Term Fixed Income (cost $659,551,402)	671,766,787

Shares	Preferred Stock (0.8%)	Value
Consumer Staples (0.1%)
36,650	CHS, Inc., 7.100%[b,l]	991,016

	Total	991,016

Financials (0.7%)
1,400	Bank of America Corporation, Convertible, 7.250%[l]	1,766,800
47,000	Federal National Mortgage Association, 8.250%[i,l,m]	376,470
2,327	Wells Fargo & Company, Convertible, 7.500%[l]	2,978,560

	Total	5,121,830

	Total Preferred Stock (cost $6,238,253)	6,112,846

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/Exchange Traded Funds (0.5%)
25,604	Energy Select Sector SPDR Fund	1,916,459
53,000	SPDR S&P Oil & Gas Exploration & Production ETF	1,956,230

	Total	3,872,689

	Total Registered Investment Companies (cost $3,360,650)	3,872,689

Shares	Common Stock (<0.1%)	Value
Industrials (<0.1%)
917,195	Abengoa SA, Class Am	21,636
9,178,073	Abengoa SA, Class Bm	148,136

	Total	169,772

	Total Common Stock (cost $238,415)	169,772

Shares	Collateral Held for Securities Loaned (6.7%)	Value
49,719,800	Thrivent Cash Management Trust	49,719,800

	Total Collateral Held for Securities Loaned (cost $49,719,800)	49,719,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.3%)	Value
	Thrivent Core Short-Term Reserve Fund
2,408,572	1.640%	$24,085,718
	U.S. Treasury Bills
300,000	1.205%, 2/8/2018[n]	299,930

	Total Short-Term Investments (cost $24,385,648)	24,385,648

	Total Investments (cost $768,621,086) 105.5%	$781,282,580

	Other Assets and Liabilities, Net (5.5%)	(40,917,603)

	Total Net Assets 100.0%	$740,364,977

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $385,327,368 or 52.0% of total net assets.
i	All or a portion of the security is on loan.
j	Defaulted security. Interest is not being accrued.
k	In bankruptcy. Interest is not being accrued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m	Non-income producing security.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of January 31, 2018 was $8,609,822 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$4,051,728
Jefferies Finance, LLC, 4/1/2020	3/19/2013	1,180,000
Midwest Vanadium, Pty. Ltd., 2/15/2019	2/9/2011	2,714,489
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	1,786,224
Tunica-Biloxi Gaming Authority, 12/15/2020	11/8/2005	4,388,867

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$47,554,799
Preferred Stock	317,997

Total lending	$47,872,796
Gross amount payable upon return of collateral for securities loaned	$49,719,800

Net amounts due to counterparty	$1,847,004

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

HIGH YIELD FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,982,101	–	2,982,101	–
Capital Goods	2,051,127	–	2,051,127	–
Communications Services	12,265,385	–	12,265,385	–
Consumer Cyclical	4,579,848	–	2,739,640	1,840,208
Consumer Non-Cyclical	2,360,666	–	2,360,666	–
Energy	1,015,911	–	1,015,911	–
Long-Term Fixed Income
Asset-Backed Securities	1,011,146	–	1,011,146	–
Basic Materials	64,064,136	–	64,064,136	–
Capital Goods	70,561,592	–	70,561,592	–
Communications Services	100,519,142	–	100,519,142	–
Consumer Cyclical	100,029,674	–	100,029,674	–
Consumer Non-Cyclical	68,330,595	–	68,330,595	–
Energy	115,784,991	–	115,784,991	–
Financials	55,793,867	–	55,793,867	–
Foreign Government	2,972,308	–	2,972,308	–
Industrials	7,102,746	–	7,102,746	–
Technology	49,153,842	–	49,153,842	–
Transportation	10,592,577	–	10,592,577	–
Utilities	25,850,171	–	25,850,171	–
Preferred Stock
Consumer Staples	991,016	991,016	–	–
Financials	5,121,830	5,121,830	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,872,689	3,872,689	–	–
Common Stock
Industrials	169,772	–	169,772	–
Short-Term Investments	299,930	–	299,930	–
Subtotal Investments in Securities	$707,477,062	$9,985,535	$695,651,319	$1,840,208

Other Investments *	Total
Short-Term Investments	24,085,718
Collateral Held for Securities Loaned	49,719,800
Subtotal Other Investments	$73,805,518
Total Investments at Value	$781,282,580

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$60,706	$80,875	$91,861	$–	$–	49,720	$49,720	$92
Core Short-Term Reserve	17,220	57,300	50,434	–	–	2,409	24,086	110
Total Value and Income Earned	$77,926			$–	$–		$73,806	$202

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$154,223	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$155,380
	Big River Steel, LLC, Term Loan
149,625	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	152,992
	Contura Energy, Inc., Term Loan
135,450	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	135,111
	Ineos Finance, LLC, Term Loan
480,000	3.574%, (LIBOR 1M + 2.000%), 3/31/2024[b]	482,102
	Peabody Energy Corporation, Term Loan
	5.074%, (LIBOR 1M + 3.500%),
168,726	3/31/2022[b]	170,906
	Tronox Finance, LLC, Term Loan
136,047	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	137,262
313,953	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	316,757

	Total	1,550,510

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
289,257	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	290,998
	Cortes NP Intermediate Holding II Corporation, Term Loan
404,187	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	408,229
	Sterigenics-Nordion Holdings, LLC, Term Loan
797,226	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	799,219

	Total	1,498,446

Communications Services (0.7%)
	Altice Financing SA, Term Loan
138,950	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	137,127
	Cengage Learning Acquisitions, Term Loan
493,005	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	477,968
	Coral-US Co-Borrower, LLC, Term Loan
	5.074%, (LIBOR 1M + 3.500%),
620,000	11/19/2024[b]	622,660
	Frontier Communications Corporation, Term Loan
273,625	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	267,925
	Hargray Merger Subsidiary Corporation, Term Loan
174,287	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	175,303
	Intelsat Jackson Holdings SA, Term Loan
185,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	183,448
	Level 3 Financing, Inc., Term Loan
515,000	3.696%, (LIBOR 3M + 2.250%), 2/22/2024[b]	517,147

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.7%) - continued
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
$225,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	$217,501
	McGraw-Hill Global Education Holdings, LLC, Term Loan
714,125	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	712,340
	NEP/NCP Holdco, Inc., Term Loan
327,506	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	328,223
	Radiate Holdco, LLC, Term Loan
610,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,d,e]	611,635
	SFR Group SA, Term Loan
129,025	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	123,703
	Sprint Communications, Inc., Term Loan
625,275	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	626,575
	Univision Communications, Inc., Term Loan
890,296	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	890,616
	Virgin Media Bristol, LLC, Term Loan
355,000	4.059%, (LIBOR 1M + 2.500%), 1/31/2026[b]	356,974
	WideOpenWest Finance, LLC, Term Loan
204,487	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	204,318

	Total	6,453,463

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
916,500	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	923,090
	Burlington Coat Factory Warehouse Corporation, Term Loan
274,313	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	274,998
	Golden Entertainment, Inc., Term Loan
380,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	382,375
	Golden Nugget, Inc., Term Loan
313,412	4.875%, (LIBOR 2M + 3.250%), 10/4/2023[b]	316,906
	Mohegan Tribal Gaming Authority, Term Loan
410,150	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	413,739
	Scientific Games International, Inc., Term Loan
583,537	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	586,537

	Total	2,897,645

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
557,178	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	561,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
$100,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,d,e]	$101,175
	Albertson’s, LLC, Term Loan
90,000	0.000%, (LIBOR 1M + 2.750%), 8/25/2021[b,d,e]	89,438
183,424	4.675%, (LIBOR 3M + 3.000%), 12/21/2022[b]	182,298
332,682	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	330,360
	CHS/Community Health Systems, Inc., Term Loan
251,083	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	246,205
	JBS USA LUX SA, Term Loan
511,138	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	507,176
	MPH Acquisition Holdings, LLC, Term Loan
265,442	4.693%, (LIBOR 3M + 3.000%), 6/7/2023[b]	267,226
	Ortho-Clinical Diagnostics, Inc., Term Loan
421,269	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	424,825
	Revlon Consumer Products Corporation, Term Loan
188,568	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	148,120
	Valeant Pharmaceuticals International, Inc., Term Loan
430,220	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,d,e]	436,621

	Total	3,295,079

Energy (<0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
280,541	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	283,697
	MRC Global US, Inc., Term Loan
115,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b]	116,438

	Total	400,135

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
408,128	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	410,168
	Avolon TLB Borrower 1 US, LLC, Term Loan
328,350	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	327,720

	Total	737,888

Technology (0.3%)
	First Data Corporation, Term Loan
595,000	3.810%, (LIBOR 1M + 2.250%), 4/26/2024[b]	599,213
	Harland Clarke Holdings Corporation, Term Loan
327,028	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	330,543

Principal Amount	Bank Loans (2.3%)[a]	Value
Technology (0.3%) - continued
	Rackspace Hosting, Inc., Term Loan
$333,512	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	$336,370
	Syniverse Holdings, Inc., Term Loan
337,254	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	335,780
	TNS, Inc., Term Loan
215,152	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	215,781
	Western Digital Corporation, Term Loan
433,913	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	436,841

	Total	2,254,528

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
457,700	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	462,565
	XPO Logistics, Inc., Term Loan
260,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	261,901

	Total	724,466

	Total Bank Loans (cost $19,685,771)	19,812,160

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Asset-Backed Securities (1.8%)
	Babson CLO, Ltd.
	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser.
1,750,000	2014-IIA, Class AR*,b	1,752,562
	Carlyle Global Market Strategies CLO, Ltd.
	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser.
1,400,000	2014-4A, Class A1R*,b	1,403,839
	Cent CLO 22, Ltd.
	2.802%, (LIBOR 3M + 1.410%), 11/7/2026, Ser.
1,800,000	2014-22A, Class A1R*,b	1,802,808
	Delta Air Lines, Inc.
942,593	4.250%, 7/30/2023	970,871
	Dryden 34 Senior Loan Fund CLO
	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser.
1,750,000	2014-34A, Class AR*,b	1,756,284
	First Horizon ABS Trust
	1.721%, (LIBOR 1M + 0.160%), 10/25/2034, Ser.
78,084	2006-HE1, Class Ab,f	76,508
	GMAC Mortgage Corporation Loan Trust
	2.061%, (LIBOR 1M + 0.500%), 8/25/2035, Ser.
395,650	2005-HE1, Class A2[b,f]	412,048
	1.741%, (LIBOR 1M + 0.180%), 12/25/2036, Ser.
735,703	2006-HE4, Class A1[b,f]	712,315
	IndyMac Seconds Asset-Backed Trust
	1.901%, (LIBOR 1M + 0.340%), 10/25/2036, Ser.
776,099	2006-2B, Class Ab,f	468,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Asset-Backed Securities (1.8%) - continued
	Magnetite XII, Ltd.
	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser.
$1,800,000	2015-12A, Class AR*,b	$1,810,953
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
1,213,772	2006-1, Class AF6[g]	884,752
	Shackleton, Ltd.
	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser.
1,800,000	2015-7A, Class AR*,b	1,804,594
	Symphony CLO XV, Ltd.
	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser.
1,800,000	2014-15A, Class AR*,b	1,804,718

	Total	15,660,842

Basic Materials (4.3%)
	Agrium, Inc.
1,080,000	3.375%, 3/15/2025	1,066,761
	Anglo American Capital plc
1,800,000	3.625%, 9/11/2024[h]	1,784,201
2,900,000	4.750%, 4/10/2027[h]	3,020,909
	Braskem Netherlands Finance BV
2,150,000	4.500%, 1/10/2028[h]	2,173,650
	Cleveland-Cliffs, Inc.
360,000	5.750%, 3/1/2025[h]	352,350
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,486,084
1,080,000	3.000%, 11/15/2022	1,077,102
	First Quantum Minerals, Ltd.
360,000	7.250%, 4/1/2023[h]	381,150
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[h]	1,871,306
1,620,000	4.000%, 3/27/2027[h]	1,604,646
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,202,457
1,810,000	4.800%, 6/15/2044	1,972,248
	Kinross Gold Corporation
720,000	5.950%, 3/15/2024	791,194
2,950,000	4.500%, 7/15/2027[h]	2,979,500
	Krayton Polymers, LLC
360,000	7.000%, 4/15/2025[h]	380,700
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	660,295
	Novelis Corporation
720,000	5.875%, 9/30/2026[h]	741,600
	Packaging Corporation of America
1,550,000	2.450%, 12/15/2020	1,541,948
	Sherwin-Williams Company
900,000	3.450%, 6/1/2027	890,093
	Teck Resources, Ltd.
3,580,000	6.125%, 10/1/2035	4,031,975
	Vale Overseas, Ltd.
923,000	5.875%, 6/10/2021	1,003,301
720,000	4.375%, 1/11/2022	747,000
1,080,000	6.250%, 8/10/2026	1,252,573
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026	1,791,638
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,932,712

	Total	36,737,393

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Capital Goods (3.4%)
	AECOM
$770,000	5.875%, 10/15/2024	$821,012
	Ashtead Capital, Inc.
360,000	4.125%, 8/15/2025[h]	356,400
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[h]	1,088,077
	Berry Global, Inc.
540,000	4.500%, 2/15/2026[h]	538,488
	Bombardier, Inc.
720,000	7.500%, 3/15/2025[h]	747,900
	CNH Industrial Capital, LLC
1,440,000	4.875%, 4/1/2021	1,510,200
	CNH Industrial NV
1,795,000	3.850%, 11/15/2027	1,781,471
	Covanta Holding Corporation
360,000	5.875%, 7/1/2025	366,300
	Crown Cork & Seal Company, Inc.
720,000	7.375%, 12/15/2026	829,800
	General Electric Capital Corporation
1,800,000	2.589%, (LIBOR 3M + 1.000%), 3/15/2023[b]	1,809,085
	Huntington Ingalls Industries, Inc.
2,200,000	3.483%, 12/1/2027[h]	2,170,872
	Jeld-Wen, Inc.
360,000	4.625%, 12/15/2025[h]	360,000
	Johnson Controls International plc
1,850,000	5.250%, 12/1/2041	2,064,293
	L3 Technologies, Inc.
1,440,000	4.750%, 7/15/2020	1,503,888
720,000	4.950%, 2/15/2021	757,520
1,800,000	3.950%, 5/28/2024	1,838,722
450,000	3.850%, 12/15/2026	453,603
	Northrop Grumman Corporation
1,250,000	3.250%, 1/15/2028	1,225,854
	Owens-Brockway Glass Container, Inc.
500,000	5.875%, 8/15/2023[h]	531,250
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,862,288
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,078,394
1,260,000	3.800%, 12/15/2026	1,277,873
	Textron, Inc.
720,000	4.300%, 3/1/2024	752,706
370,000	3.875%, 3/1/2025	378,359
1,440,000	3.650%, 3/15/2027	1,437,492
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	791,250
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,406,046

	Total	29,739,143

Collateralized Mortgage Obligations (0.5%)
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
691,782	2007-A4, Class 1A5	652,274
	Countrywide Alternative Loan Trust
	6.000%, 1/25/2037, Ser.
887,269	2006-39CB, Class 1A16	867,278
	Wachovia Mortgage Loan Trust, LLC
	3.686%, 5/20/2036, Ser.
580,076	2006-A, Class 2A1[b]	523,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	WaMu Mortgage Pass Through Certificates
	1.851%, (LIBOR 1M + 0.290%), 10/25/2045, Ser.
$611,441	2005-AR13, Class A1A1[b]	$589,789
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
1,573,423	2007-OA3, Class 2Ab	1,270,139

	Total	3,903,154

Communications Services (8.5%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,430,801
	America Movil SAB de CV
1,080,000	3.125%, 7/16/2022	1,079,032
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	3,041,642
1,440,000	3.125%, 1/15/2027	1,362,418
	AT&T, Inc.
1,815,000	3.800%, 3/15/2022	1,860,142
1,810,000	4.450%, 4/1/2024	1,889,292
760,000	3.400%, 5/15/2025	740,008
2,880,000	4.250%, 3/1/2027	2,930,805
1,519,000	4.300%, 2/15/2030[h]	1,508,005
1,250,000	4.900%, 8/14/2037	1,266,812
1,810,000	4.300%, 12/15/2042	1,692,083
1,800,000	4.750%, 5/15/2046	1,758,357
1,800,000	5.450%, 3/1/2047	1,923,551
	CCO Holdings, LLC
720,000	5.500%, 5/1/2026[h]	734,400
	Charter Communications Operating, LLC
2,630,000	4.464%, 7/23/2022	2,724,269
	Comcast Corporation
1,379,000	4.049%, 11/1/2052	1,374,792
2,260,000	3.375%, 8/15/2025	2,273,716
292,000	6.400%, 5/15/2038	388,518
	Cox Communications, Inc.
1,800,000	3.350%, 9/15/2026[h]	1,739,661
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	547,256
2,340,000	5.250%, 1/15/2023	2,530,994
1,300,000	3.150%, 7/15/2023	1,282,777
	Digicel, Ltd.
720,000	6.000%, 4/15/2021*	712,800
	Discovery Communications, LLC
1,800,000	4.900%, 3/11/2026	1,900,162
2,160,000	5.200%, 9/20/2047	2,211,327
	Level 3 Financing, Inc.
720,000	5.125%, 5/1/2023	721,800
360,000	5.250%, 3/15/2026	353,250
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,480,066
560,000	3.650%, 11/1/2024	564,981
	S&P Global, Inc.
1,080,000	2.950%, 1/22/2027	1,032,946
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,887,934
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[h]	1,810,130

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Communications Services (8.5%) - continued
	SFR Group SA
$720,000	6.000%, 5/15/2022[h]	$704,232
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[h]	757,925
	Sprint Corporation
540,000	7.125%, 6/15/2024	547,425
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,249,168
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	2,866,540
	Time Warner, Inc.
790,000	4.750%, 3/29/2021	833,144
	Verizon Communications, Inc.
1,661,000	2.946%, 3/15/2022	1,653,652
1,260,000	3.500%, 11/1/2024	1,267,683
1,080,000	5.250%, 3/16/2037	1,192,903
2,170,000	4.862%, 8/21/2046	2,251,756
2,747,000	4.522%, 9/15/2048	2,738,737
	Viacom, Inc.
2,500,000	6.875%, 4/30/2036	2,977,303
	Virgin Media Secured Finance plc
720,000	5.250%, 1/15/2026[h]	732,600
	Vodafone Group plc
1,090,000	2.500%, 9/26/2022	1,065,664
730,000	4.375%, 2/19/2043	734,608
	Zayo Group, LLC
720,000	5.750%, 1/15/2027[h]	731,736

	Total	73,059,803

Consumer Cyclical (3.5%)
	Amazon.com, Inc.
900,000	3.150%, 8/22/2027[h]	882,130
2,520,000	4.050%, 8/22/2047[h]	2,598,029
	American Axle & Manufacturing, Inc.
360,000	6.250%, 4/1/2025[i]	376,200
	Cinemark USA, Inc.
360,000	4.875%, 6/1/2023	364,500
	CVS Health Corporation
1,130,000	4.750%, 12/1/2022	1,195,879
900,000	3.875%, 7/20/2025	908,175
	Dana, Inc.
360,000	6.000%, 9/15/2023	376,200
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	797,260
1,425,000	4.250%, 9/20/2022	1,470,970
1,150,000	3.096%, 5/4/2023	1,121,534
	General Motors Company
770,000	5.000%, 4/1/2035	798,060
	General Motors Financial Company, Inc.
1,900,000	3.450%, 4/10/2022	1,905,855
2,170,000	3.700%, 5/9/2023	2,183,540
1,490,000	4.000%, 1/15/2025	1,509,351
	Hanesbrands, Inc.
360,000	4.625%, 5/15/2024[h]	364,500
	Hertz Corporation
360,000	7.625%, 6/1/2022[h,i]	376,200
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	494,693
1,820,000	4.250%, 4/1/2046	1,984,571
	Hyundai Capital America
1,050,000	3.000%, 3/18/2021[h]	1,042,924
2,150,000	2.450%, 6/15/2021[h]	2,088,309

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Consumer Cyclical (3.5%) - continued
	Hyundai Capital Services, Inc.
$1,080,000	3.000%, 3/6/2022[h]	$1,061,003
	L Brands, Inc.
380,000	5.625%, 2/15/2022	400,368
	Lennar Corporation
530,000	2.950%, 11/29/2020[h]	523,375
	Live Nation Entertainment, Inc.
720,000	4.875%, 11/1/2024[h]	734,400
	Mattamy Group Corporation
360,000	6.500%, 10/1/2025[h]	379,350
	MGM Growth Properties Operating
	Partnership, LP
360,000	4.500%, 9/1/2026	355,500
	Scientific Games International, Inc.
215,000	5.000%, 10/15/2025	215,269
720,000	7.000%, 1/1/2022[h]	759,600
	Viacom, Inc.
1,100,000	3.875%, 12/15/2021	1,127,113
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,638,085
	Yum! Brands, Inc.
360,000	5.000%, 6/1/2024[h]	364,500

	Total	30,397,443

Consumer Non-Cyclical (8.7%)
	Abbott Laboratories
2,880,000	3.750%, 11/30/2026	2,905,742
810,000	4.750%, 11/30/2036	902,134
1,500,000	6.000%, 4/1/2039	1,864,701
1,080,000	4.900%, 11/30/2046	1,231,875
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,476,792
1,850,000	4.500%, 5/14/2035	1,988,726
1,850,000	4.700%, 5/14/2045	2,026,127
	Altria Group, Inc.
900,000	2.625%, 9/16/2026	850,758
	Amgen, Inc.
4,300,000	3.200%, 11/2/2027	4,193,848
1,080,000	4.400%, 5/1/2045	1,136,790
	Anheuser-Busch InBev Finance, Inc.
1,430,000	3.300%, 2/1/2023	1,440,025
2,530,000	3.650%, 2/1/2026	2,559,077
1,790,000	4.700%, 2/1/2036	1,976,215
	Anheuser-Busch InBev Worldwide, Inc.
2,680,000	3.750%, 1/15/2022	2,764,449
	BAT Capital Corporation
540,000	2.297%, 8/14/2020[h]	533,515
1,800,000	3.222%, 8/15/2024[h]	1,772,455
1,080,000	4.540%, 8/15/2047[h]	1,113,116
	Becton, Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,871,318
1,080,000	3.363%, 6/6/2024	1,064,122
1,080,000	3.734%, 12/15/2024	1,082,120
	Boston Scientific Corporation
1,340,000	3.375%, 5/15/2022	1,345,727
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,583,986
1,080,000	3.500%, 11/24/2020	1,098,458
	Cardinal Health, Inc.
720,000	3.079%, 6/15/2024	696,668
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,096,628
	Constellation Brands, Inc.
360,000	3.500%, 5/9/2027	354,611

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Consumer Non-Cyclical (8.7%) - continued
	Forest Laboratories, Inc.
$1,450,000	5.000%, 12/15/2021[h]	$1,537,756
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022	1,899,195
1,140,000	5.200%, 7/15/2045	1,243,854
	HCA, Inc.
1,080,000	4.750%, 5/1/2023	1,122,120
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[h]	1,339,353
	JBS USA, LLC
370,000	7.250%, 6/1/2021[h]	377,400
	Johnson & Johnson
1,800,000	2.900%, 1/15/2028	1,760,886
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	676,685
	Kroger Company
1,800,000	2.650%, 10/15/2026	1,648,543
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	753,945
	Mallinckrodt International Finance SA
360,000	5.625%, 10/15/2023[h]	307,800
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[h]	1,057,420
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,580,799
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[h]	2,573,222
	Post Holdings, Inc.
540,000	5.750%, 3/1/2027[h]	543,375
	Reckitt Benckiser Treasury Services plc
720,000	2.750%, 6/26/2024[h]	691,460
900,000	3.000%, 6/26/2027[h]	855,458
	Reynolds American, Inc.
940,000	5.850%, 8/15/2045	1,144,980
	Shire Acquisitions Investments Ireland Designated Activity Company
1,800,000	2.875%, 9/23/2023	1,747,325
	Smithfield Foods, Inc.
1,100,000	2.650%, 10/3/2021[h]	1,066,187
	Teva Pharmaceutical Finance Netherlands III BV
2,170,000	3.150%, 10/1/2026[i]	1,808,989
	Thermo Fisher Scientific, Inc.
2,170,000	3.000%, 4/15/2023	2,153,840
720,000	2.950%, 9/19/2026	687,483
	Tyson Foods, Inc.
720,000	3.550%, 6/2/2027	717,229
	VPII Escrow Corporation
360,000	7.500%, 7/15/2021[h]	361,350
	Whirlpool Corporation
1,513,000	3.700%, 3/1/2023	1,532,115
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,817,240

	Total	74,935,992

Energy (10.8%)
	Andeavor Logistics, LP
1,450,000	3.500%, 12/1/2022	1,449,538
	BP Capital Markets plc
1,090,000	2.750%, 5/10/2023	1,082,288
1,510,000	3.814%, 2/10/2024	1,570,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Energy (10.8%) - continued
$910,000	3.119%, 5/4/2026	$898,817
1,440,000	3.017%, 1/16/2027	1,402,010
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,919,214
900,000	3.850%, 6/1/2027	905,669
900,000	6.250%, 3/15/2038	1,133,478
	Cenovus Energy, Inc.
1,800,000	5.250%, 6/15/2037	1,877,626
1,800,000	6.750%, 11/15/2039	2,171,069
1,183,000	5.200%, 9/15/2043	1,198,447
	Centennial Resource Production, LLC
360,000	5.375%, 1/15/2026[h]	365,400
	Cheniere Corpus Christi Holdings, LLC
540,000	5.125%, 6/30/2027	557,550
	Concho Resources, Inc.
1,800,000	4.875%, 10/1/2047	1,968,102
	Continental Resources, Inc.
720,000	3.800%, 6/1/2024	705,600
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,749,051
720,000	4.700%, 11/1/2042	709,923
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,519,473
1,080,000	7.375%, 10/15/2045	1,480,334
	Enbridge, Inc.
900,000	3.700%, 7/15/2027	887,938
	Energy Transfer Equity, LP
565,000	5.500%, 6/1/2027	595,380
	Energy Transfer Partners, LP
2,520,000	4.200%, 4/15/2027	2,497,014
	EnLink Midstream Partners, LP
720,000	4.150%, 6/1/2025	721,289
540,000	4.850%, 7/15/2026	560,721
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,079,984
1,010,000	3.700%, 2/15/2026	1,027,697
	7.034%, (LIBOR 3M + 2.680%),
885,000	1/15/2068[b]	890,531
1,800,000	4.875%, 8/16/2077[b]	1,809,000
	EQT Corporation
720,000	3.000%, 10/1/2022	704,593
2,600,000	3.900%, 10/1/2027	2,546,424
	Hess Corporation
1,800,000	7.300%, 8/15/2031	2,207,525
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	547,550
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[h]	760,189
	Magellan Midstream Partners, LP
720,000	5.000%, 3/1/2026	793,740
	Marathon Oil Corporation
1,800,000	4.400%, 7/15/2027	1,868,989
	Marathon Petroleum Corporation
1,780,000	6.500%, 3/1/2041	2,279,699
	MPLX, LP
1,450,000	4.875%, 6/1/2025	1,541,295
1,080,000	5.200%, 3/1/2047	1,190,134
	Murphy Oil Corporation
360,000	5.750%, 8/15/2025	369,000
	Nabors Industries, Inc.
360,000	5.750%, 2/1/2025[h]	354,409
	NiSource Finance Corporation
1,080,000	4.375%, 5/15/2047	1,150,115

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Energy (10.8%) - continued
	Noble Energy, Inc.
$1,800,000	6.000%, 3/1/2041	$2,192,749
720,000	5.050%, 11/15/2044	793,018
	ONEOK, Inc.
3,600,000	7.500%, 9/1/2023	4,258,266
720,000	4.000%, 7/13/2027	724,952
	Petrobras Global Finance BV
2,520,000	5.299%, 1/27/2025[h]	2,538,900
1,080,000	7.375%, 1/17/2027	1,197,882
	Petroleos Mexicanos
540,000	5.375%, 3/13/2022[h]	571,860
1,080,000	4.625%, 9/21/2023	1,110,251
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,907,396
	Plains All American Pipeline, LP
1,550,000	5.000%, 2/1/2021	1,614,724
1,800,000	3.650%, 6/1/2022	1,803,753
	Range Resources Corporation
720,000	5.000%, 3/15/2023	718,200
	Regency Energy Partners, LP
1,810,000	5.000%, 10/1/2022	1,910,559
	Rowan Companies, Inc.
360,000	4.875%, 6/1/2022	349,200
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,194,898
	Sempra Energy
1,800,000	3.250%, 6/15/2027	1,752,213
	Southwestern Energy Company
720,000	7.750%, 10/1/2027	747,000
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,095,354
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,784,589
	Sunoco, LP
360,000	5.500%, 2/15/2026[h]	367,542
	Tallgrass Energy Partners, LP
720,000	5.500%, 1/15/2028[h]	718,200
	Tesoro Corporation
1,440,000	4.750%, 12/15/2023	1,536,153
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,164,554
	TransCanada Trust
720,000	5.300%, 3/15/2077[b]	744,300
	Transcontinental Gas Pipe Line Company, LLC
1,075,000	7.850%, 2/1/2026	1,361,549
	Transocean, Inc.
360,000	7.500%, 1/15/2026[h]	374,742
	Williams Companies, Inc.
1,800,000	7.500%, 1/15/2031	2,250,000
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,119,225
1,620,000	3.900%, 1/15/2025	1,639,310
900,000	3.750%, 6/15/2027	896,819
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[h]	1,859,718

	Total	93,344,733

Financials (28.4%)
	Aegon NV
1,400,000	2.650%, (USISDA 10Y + 0.100%), 4/15/2018[b,j]	1,252,090
	AerCap Ireland Capital, Ltd.
1,800,000	5.000%, 10/1/2021	1,902,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Financials (28.4%) - continued
$540,000	3.950%, 2/1/2022	$551,094
1,900,000	3.500%, 1/15/2025	1,852,804
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,443,150
	Air Lease Corporation
1,490,000	3.750%, 2/1/2022	1,522,255
740,000	4.250%, 9/15/2024	765,383
720,000	3.625%, 4/1/2027	704,423
	American International Group, Inc.
1,370,000	4.500%, 7/16/2044	1,421,024
	Aon plc
1,090,000	3.875%, 12/15/2025	1,115,049
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,844,782
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,874,777
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024	1,926,485
	Athene Holding, Ltd.
2,500,000	4.125%, 1/12/2028	2,473,070
	Australia & New Zealand Banking Group, Ltd.
720,000	6.750%, 6/15/2026[b,h,j]	810,900
	AXA SA
1,420,000	8.600%, 12/15/2030	2,020,234
	Banco Bilbao Vizcaya Argentaria SA
2,200,000	6.125%, 11/16/2027[b,j]	2,289,100
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,j]	1,021,980
	Bank of America Corporation
1,080,000	2.328%, 10/1/2021[b]	1,068,076
1,857,000	3.004%, 12/20/2023[b,h]	1,838,733
2,170,000	4.125%, 1/22/2024	2,270,287
1,670,000	4.200%, 8/26/2024	1,732,339
1,640,000	6.500%, 10/23/2024[b,j]	1,834,750
1,800,000	4.000%, 1/22/2025	1,841,579
1,250,000	3.950%, 4/21/2025	1,272,121
730,000	3.875%, 8/1/2025	755,728
1,800,000	3.093%, 10/1/2025[b]	1,768,544
730,000	6.300%, 3/10/2026[b,i,j]	817,600
1,800,000	3.705%, 4/24/2028[b]	1,818,083
1,050,000	5.875%, 2/7/2042	1,362,307
1,890,000	4.750%, 4/21/2045	2,089,162
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[h]	1,315,300
	Barclays plc
1,800,000	3.250%, 1/12/2021	1,805,839
1,440,000	3.684%, 1/10/2023	1,451,168
720,000	4.836%, 5/9/2028	739,607
	Berkshire Hathaway, Inc.
1,640,000	2.750%, 3/15/2023	1,631,053
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,684,417
	BPCE SA
1,080,000	3.000%, 5/22/2022[h]	1,068,957
735,000	5.700%, 10/22/2023[h]	805,195
810,000	5.150%, 7/21/2024[h]	866,125
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,850,821
	Capital One Financial Corporation
1,810,000	4.200%, 10/29/2025	1,834,721
	Centene Escrow Corporation
360,000	6.125%, 2/15/2024	382,500
	Citigroup, Inc.
1,100,000	3.142%, 1/24/2023[b]	1,100,425

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Financials (28.4%) - continued
$1,440,000	2.911%, (LIBOR 3M + 1.430%), 9/1/2023[b]	$1,493,894
2,630,000	4.400%, 6/10/2025	2,735,948
1,695,000	5.500%, 9/13/2025	1,887,888
1,090,000	3.700%, 1/12/2026	1,103,233
1,510,000	4.450%, 9/29/2027	1,574,778
1,440,000	3.887%, 1/10/2028[b]	1,470,494
1,800,000	3.520%, 10/27/2028[b]	1,775,861
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,425,232
720,000	2.650%, 5/26/2022	706,946
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	705,600
	CNA Financial Corporation
1,130,000	7.250%, 11/15/2023	1,327,677
	Commerzbank AG
1,800,000	8.125%, 9/19/2023[h]	2,146,406
	Compass Bank
925,000	2.750%, 9/29/2019	925,084
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
710,000	11.000%, 6/30/2019[b,h,j]	783,662
	CoreStates Capital III
1,360,000	1.986%, (LIBOR 3M + 0.570%), 2/15/2027[b,h]	1,283,500
	Credit Agricole SA
720,000	3.375%, 1/10/2022[h]	725,107
1,430,000	8.125%, 12/23/2025[b,h,j]	1,712,019
1,800,000	4.000%, 1/10/2033[b,h]	1,778,980
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[h]	1,813,451
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020	1,820,607
2,600,000	3.750%, 3/26/2025	2,597,124
	DDR Corporation
1,800,000	3.900%, 8/15/2024	1,838,922
	Deutsche Bank AG
1,440,000	2.700%, 7/13/2020	1,429,838
	Digital Realty Trust, LP
1,550,000	2.750%, 2/1/2023	1,517,632
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	896,166
900,000	4.250%, 3/13/2026	921,955
720,000	3.450%, 7/27/2026	694,545
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,834,495
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[h]	1,152,139
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[h]	1,158,409
	GE Capital International Funding Company
4,373,000	4.418%, 11/15/2035	4,513,863
	Goldman Sachs Group, Inc.
1,750,000	5.250%, 7/27/2021	1,879,928
1,150,000	2.876%, 10/31/2022[b]	1,135,109
1,080,000	2.908%, 6/5/2023[b]	1,061,147
810,000	4.000%, 3/3/2024	835,569
2,550,000	3.850%, 7/8/2024	2,604,046
2,520,000	3.272%, 9/29/2025[b]	2,472,826
1,510,000	4.250%, 10/21/2025	1,554,727
1,080,000	5.300%, 11/10/2026[b,j]	1,124,550
1,440,000	3.500%, 11/16/2026	1,419,495
2,240,000	5.150%, 5/22/2045	2,554,911

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Financials (28.4%) - continued
	Hartford Financial Services Group, Inc.
$1,770,000	5.125%, 4/15/2022	$1,907,771
	HCP, Inc.
1,600,000	4.250%, 11/15/2023	1,663,168
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	764,023
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[b,j]	773,100
1,080,000	3.600%, 5/25/2023	1,097,931
1,440,000	4.300%, 3/8/2026	1,511,262
900,000	6.000%, 5/22/2027[b,j]	941,625
1,080,000	4.041%, 3/13/2028[b]	1,105,032
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,829,935
	Icahn Enterprises, LP
720,000	6.375%, 12/15/2025[h]	732,600
	ILFC E-Capital Trust II
1,270,000	4.620%, (LIBOR 3M + 1.800%), 12/21/2065[b,h]	1,249,362
	ING Groep NV
1,080,000	3.950%, 3/29/2027	1,107,894
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,581,844
	Intesa Sanpaolo SPA
1,825,000	3.125%, 7/14/2022[h]	1,798,954
1,800,000	3.875%, 7/14/2027[h]	1,760,320
	J.P. Morgan Chase & Company
720,000	2.295%, 8/15/2021	707,248
1,500,000	2.972%, 1/15/2023	1,492,283
1,440,000	6.000%, 8/1/2023[b,j]	1,530,000
	2.971%, (LIBOR 3M + 1.230%),
1,810,000	10/24/2023[b]	1,866,952
730,000	6.750%, 2/1/2024[b,j]	815,775
2,200,000	3.900%, 7/15/2025	2,276,869
1,800,000	2.950%, 10/1/2026	1,729,192
1,400,000	3.882%, 7/24/2038[b]	1,415,653
1,850,000	5.500%, 10/15/2040	2,300,534
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,466,846
	Kimco Realty Corporation
2,900,000	3.300%, 2/1/2025	2,840,129
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[h]	1,133,495
1,090,000	4.850%, 8/1/2044[h]	1,185,009
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,176,097
1,450,000	4.400%, 2/15/2024	1,526,711
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,912,945
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,131,907
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[b,h,j]	560,250
	Marsh & McLennan Companies, Inc.
540,000	4.350%, 1/30/2047	585,031
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[h]	395,437
	MetLife, Inc.
750,000	9.250%, 4/8/2038[h]	1,101,562
	Mitsubishi UFJ Financial Group, Inc.
720,000	2.190%, 9/13/2021	700,345
1,080,000	3.677%, 2/22/2027	1,084,754

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Financials (28.4%) - continued
	Mizuho Financial Group, Inc.
$1,440,000	3.663%, 2/28/2027	$1,437,832
	Morgan Stanley
1,600,000	5.500%, 1/26/2020	1,686,244
1,450,000	2.500%, 4/21/2021	1,431,817
1,440,000	2.625%, 11/17/2021	1,420,317
1,795,000	4.875%, 11/1/2022	1,914,609
1,810,000	3.141%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,873,350
1,130,000	4.000%, 7/23/2025	1,166,799
1,450,000	5.000%, 11/24/2025	1,569,013
720,000	3.125%, 7/27/2026	697,402
1,490,000	4.350%, 9/8/2026	1,547,967
930,000	4.300%, 1/27/2045	986,078
	MPT Operating Partnership, LP
360,000	5.000%, 10/15/2027	356,472
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[h]	1,553,392
1,080,000	4.000%, 9/14/2026[h]	1,074,579
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[b,h,j]	1,132,200
	Omega Healthcare Investors, Inc.
1,130,000	5.250%, 1/15/2026	1,150,686
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[h]	1,732,655
	Preferred Term Securities XXIII, Ltd.
	1.789%, (LIBOR 3M +
1,228,415	0.200%), 12/22/2036*,b	1,109,468
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,104,349
1,133,000	3.935%, 12/7/2049[h]	1,117,272
	Quicken Loans, Inc.
720,000	5.750%, 5/1/2025[h]	733,500
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,208,213
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,406,364
	Regions Bank
250,000	7.500%, 5/15/2018	253,881
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,137,908
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 8/10/2020[b,j]	1,598,712
1,080,000	8.625%, 8/15/2021[b,j]	1,205,550
1,440,000	3.498%, 5/15/2023[b]	1,435,714
1,440,000	3.875%, 9/12/2023	1,451,545
	Santander UK Group Holdings plc
1,500,000	4.750%, 9/15/2025[h]	1,551,743
	Santander UK plc
800,000	3.125%, 1/8/2021	800,880
	State Street Capital Trust IV
1,080,000	2.589%, (LIBOR 3M + 1.000%), 6/15/2047[b]	966,384
	Sumitomo Mitsui Financial Group, Inc.
1,440,000	3.010%, 10/19/2026	1,372,813
1,400,000	3.446%, 1/11/2027	1,380,564
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,091,590
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[h]	880,735
1,510,000	4.125%, 9/24/2025[h]	1,560,154
	UBS Group Funding Switzerland AG
1,440,000	4.253%, 3/23/2028[h]	1,488,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Financials (28.4%) - continued
	UnionBanCal Corporation
$1,420,000	3.500%, 6/18/2022	$1,436,861
	UnitedHealth Group, Inc.
1,800,000	2.950%, 10/15/2027	1,745,309
760,000	4.750%, 7/15/2045	881,207
	USB Realty Corporation
1,100,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,j]	991,375
	Ventas Realty, LP
720,000	3.500%, 2/1/2025	715,229
1,080,000	3.850%, 4/1/2027	1,076,638
	Voya Financial, Inc.
1,440,000	3.650%, 6/15/2026	1,435,152
	Wells Fargo & Company
1,840,000	5.875%, 6/15/2025[b,i,j]	2,001,368
1,440,000	3.000%, 4/22/2026	1,396,199
2,890,000	3.000%, 10/23/2026	2,795,672
	Welltower, Inc.
550,000	4.950%, 1/15/2021	580,463
2,750,000	4.000%, 6/1/2025	2,804,549

	Total	245,398,016

Foreign Government (0.9%)
	Argentina Government International Bond
910,000	6.875%, 4/22/2021	970,515
1,260,000	5.625%, 1/26/2022	1,292,130
1,080,000	6.875%, 1/26/2027	1,138,331
1,600,000	6.875%, 1/11/2048	1,549,600
	Bahrain Government International Bond
2,900,000	7.000%, 10/12/2028[h]	2,953,731

	Total	7,904,307

Mortgage-Backed Securities (4.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 2/1/2032[e]	2,436,367
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,525,000	4.000%, 2/1/2048[e]	5,709,526
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,800,000	3.000%, 2/1/2048[e]	6,665,062
13,875,000	3.500%, 2/1/2048[e]	14,006,705
6,900,000	4.000%, 2/1/2048[e]	7,126,694
325,000	4.500%, 2/1/2048[e]	342,596

	Total	36,286,950

Technology (4.3%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,546,578
1,440,000	3.000%, 11/13/2027	1,397,283
1,800,000	4.500%, 2/23/2036	2,014,292
1,080,000	3.750%, 9/12/2047	1,072,677
	Applied Materials, Inc.
720,000	3.300%, 4/1/2027	714,876
	Broadcom Corporation
900,000	3.625%, 1/15/2024[h]	887,943
2,900,000	3.875%, 1/15/2027[h]	2,822,388
	Diamond 1 Finance Corporation
1,440,000	4.420%, 6/15/2021[h]	1,491,576

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Technology (4.3%) - continued
$1,080,000	5.450%, 6/15/2023[h]	$1,160,504
	DXC Technology Company
1,440,000	4.750%, 4/15/2027	1,507,279
	Fidelity National Information Services, Inc.
490,000	3.875%, 6/5/2024	504,437
	Harland Clarke Holdings Corporation
720,000	8.375%, 8/15/2022[h]	750,600
	Hewlett Packard Enterprise Company
900,000	2.100%, 10/4/2019[h]	889,866
1,440,000	4.400%, 10/15/2022	1,500,573
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,731,884
	Iron Mountain, Inc.
720,000	5.250%, 3/15/2028[h]	700,200
	Microsoft Corporation
1,800,000	3.300%, 2/6/2027	1,815,936
1,440,000	3.450%, 8/8/2036	1,438,878
1,080,000	4.250%, 2/6/2047	1,192,617
	Oracle Corporation
2,150,000	2.650%, 7/15/2026	2,044,524
1,800,000	4.300%, 7/8/2034	1,962,701
1,800,000	4.000%, 7/15/2046	1,860,343
	QUALCOMM, Inc.
1,080,000	2.600%, 1/30/2023	1,042,195
720,000	2.900%, 5/20/2024	691,734
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[h]	1,154,400
	VMware, Inc.
1,620,000	2.300%, 8/21/2020	1,589,236
	Western Digital Corporation
540,000	4.750%, 2/15/2026[e]	547,088

	Total	37,032,608

Transportation (0.7%)
	American Airlines Pass Through Trust
1,440,000	3.650%, 8/15/2030	1,454,832
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,727,336
	Continental Airlines, Inc.
625,986	4.000%, 10/29/2024	648,522
	Delta Air Lines, Inc.
516,097	4.950%, 11/23/2020	527,710
	United Airlines Pass Through Trust
805,621	3.750%, 9/3/2026	819,969
	United Continental Holdings, Inc.
720,000	4.250%, 10/1/2022	723,600
	XPO Logistics, Inc.
360,000	6.125%, 9/1/2023[h]	379,800

	Total	6,281,769

U.S. Government and Agencies (7.1%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,176,797
3,600,000	2.250%, 11/15/2027	3,455,297
3,950,000	3.000%, 2/15/2047	3,995,518
8,000,000	2.750%, 8/15/2047	7,690,937
23,050,000	2.750%, 11/15/2047	22,164,916
	U.S. Treasury Notes
10,000,000	1.750%, 11/30/2019	9,930,859
1,800,000	1.875%, 12/31/2019	1,790,789
4,000,000	2.000%, 5/31/2021	3,954,375
3,870,000	2.125%, 12/31/2022	3,797,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.8%)	Value
U.S. Government and Agencies (7.1%) - continued
	U.S. Treasury Notes, TIPS
$1,481,861	0.125%, 7/15/2026	$1,428,907

	Total	61,386,286

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
	5.250%, 11/15/2022, Ser.
1,450,000	A, AMT	1,617,040

	Total	1,617,040

Utilities (6.5%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026	2,472,221
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,435,014
	Arizona Public Service Company
1,440,000	2.550%, 9/15/2026	1,347,669
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,339,110
	CenterPoint Energy, Inc.
2,340,000	2.500%, 9/1/2022	2,281,422
	CMS Energy Corporation
1,440,000	3.450%, 8/15/2027	1,428,362
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	691,943
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	2,012,351
2,160,000	3.150%, 8/15/2027	2,089,070
1,800,000	3.750%, 9/1/2046	1,733,447
	Electricite de France SA
1,800,000	5.250%, 1/29/2023[b,h,j]	1,849,500
	Emera U.S. Finance, LP
1,790,000	3.550%, 6/15/2026	1,749,265
	Exelon Corporation
900,000	3.497%, 6/1/2022	906,151
1,880,000	3.950%, 6/15/2025	1,926,661
1,090,000	3.400%, 4/15/2026	1,076,849
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,496,979
	FirstEnergy Corporation
720,000	3.900%, 7/15/2027	727,314
	FirstEnergy Transmission, LLC
1,850,000	5.450%, 7/15/2044[h]	2,196,126
	Fortis, Inc.
1,440,000	3.055%, 10/4/2026	1,362,010
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,026,604
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,636,581
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,341,991
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	1,921,047
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,517,920
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026	694,578
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,408,427
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,823,565
1,810,000	3.950%, 3/15/2024	1,867,189

Principal Amount	Long-Term Fixed Income (93.8%)	Value
Utilities (6.5%) - continued
$1,080,000	3.100%, 5/15/2026	$1,038,065
	Southern Company
4,370,000	3.250%, 7/1/2026	4,213,953
1,080,000	5.500%, 3/15/2057[b]	1,134,351
	TerraForm Power Operating, LLC
360,000	5.000%, 1/31/2028[h]	355,050
	TransCanada Trust
900,000	5.875%, 8/15/2076[b]	980,100

	Total	56,080,885

	Total Long-Term Fixed Income (cost $799,545,848)	809,766,364

Shares	Preferred Stock (1.2%)	Value
Consumer Staples (0.1%)
43,424	CHS, Inc., 7.100%[b,j]	1,174,185

	Total	1,174,185

Financials (1.1%)
57,878	Citigroup Capital XIII, 8.137%[b]	1,565,600
12,500	CoBank ACB, 6.250%*,b,j	1,328,125
18,075	Countrywide Capital V, 7.000%	462,359
46,410	GMAC Capital Trust I, 7.201%[b]	1,207,588
54,060	Goldman Sachs Group, Inc., 5.500%[b,j]	1,408,263
51,800	Morgan Stanley, 7.125%[b,j]	1,473,710
58,500	Wells Fargo & Company, 5.850%[b,j]	1,550,250

	Total	8,995,895

	Total Preferred Stock (cost $9,754,257)	10,170,080

Shares	Registered Investment Companies (0.5%)	Value
Fixed Income Funds/Exchange Traded Funds (0.5%)
40,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,614,400

	Total	4,614,400

	Total Registered Investment Companies (cost $4,584,582)	4,614,400

Shares	Collateral Held for Securities Loaned (0.6%)	Value
5,213,145	Thrivent Cash Management Trust	5,213,145

	Total Collateral Held for Securities Loaned (cost $5,213,145)	5,213,145

Shares or Principal Amount	Short-Term Investments (6.1%)	Value
	Federal Home Loan Bank Discount Notes
600,000	1.300%, 2/8/2018[k]	599,848
4,700,000	1.300%, 2/16/2018[k]	4,697,453
2,350,000	1.310%, 2/21/2018[k]	2,348,303
1,800,000	1.300%, 2/26/2018[k,l]	1,798,375
450,000	1.320%, 2/28/2018[k]	449,561
150,000	1.320%, 3/9/2018[k]	149,800
2,100,000	1.310%, 3/16/2018[k]	2,096,663
1,160,000	1.380%, 3/28/2018[k]	1,157,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.1%)	Value
	Thrivent Core Short-Term Reserve Fund
3,926,668	1.640%	$39,266,682

	Total Short-Term Investments (cost $52,564,274)	52,564,328

	Total Investments (cost $891,347,877) 104.5%	$902,140,477

	Other Assets and Liabilities, Net (4.5%)	(39,081,190)

	Total Net Assets 100.0%	$863,059,287

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	All or a portion of the security is insured or guaranteed.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $123,600,644 or 14.3% of total net assets.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of January 31, 2018 was $15,286,151 or 1.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$1,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,800,000
CoBank ACB, 6.250%, 10/1/2022	10/1/2012	1,250,000
Digicel, Ltd., 4/15/2021	9/26/2017	711,516
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,750,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,800,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,228,415
Shackleton, Ltd., 4/15/2027	12/16/2016	1,800,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,800,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$5,058,153

Total lending	$5,058,153
Gross amount payable upon return of collateral for securities loaned	$5,213,145

Net amounts due to counterparty	$154,992

Definitions:

AMT	-	Subject to Alternative Minimum Tax
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,550,510	–	1,397,518	152,992
Capital Goods	1,498,446	–	699,227	799,219
Communications Services	6,453,463	–	6,453,463	–
Consumer Cyclical	2,897,645	–	2,897,645	–
Consumer Non-Cyclical	3,295,079	–	3,295,079	–
Energy	400,135	–	400,135	–
Financials	737,888	–	737,888	–
Technology	2,254,528	–	2,254,528	–
Transportation	724,466	–	724,466	–
Long-Term Fixed Income
Asset-Backed Securities	15,660,842	–	15,660,842	–
Basic Materials	36,737,393	–	36,737,393	–
Capital Goods	29,739,143	–	29,739,143	–
Collateralized Mortgage Obligations	3,903,154	–	3,903,154	–
Communications Services	73,059,803	–	73,059,803	–
Consumer Cyclical	30,397,443	–	30,397,443	–
Consumer Non-Cyclical	74,935,992	–	74,935,992	–
Energy	93,344,733	–	93,344,733	–
Financials	245,398,016	–	245,398,016	–
Foreign Government	7,904,307	–	7,904,307	–
Mortgage-Backed Securities	36,286,950	–	36,286,950	–
Technology	37,032,608	–	37,032,608	–
Transportation	6,281,769	–	6,281,769	–
U.S. Government and Agencies	61,386,286	–	61,386,286	–
U.S. Municipals	1,617,040	–	1,617,040	–
Utilities	56,080,885	–	56,080,885	–
Preferred Stock
Consumer Staples	1,174,185	1,174,185	–	–
Financials	8,995,895	7,667,770	1,328,125	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	4,614,400	4,614,400	–	–
Short-Term Investments	13,297,646	–	13,297,646	–
Subtotal Investments in Securities	$857,660,650	$13,456,355	$843,252,084	$952,211

Other Investments *	Total
Short-Term Investments	39,266,682
Collateral Held for Securities Loaned	5,213,145
Subtotal Other Investments	$44,479,827
Total Investments at Value	$902,140,477

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,200,530	2,200,530	–	–
Total Asset Derivatives	$2,200,530	$2,200,530	$–	$–

Liability Derivatives
Futures Contracts	554,464	554,464	–	–
Total Liability Derivatives	$554,464	$554,464	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

INCOME FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Income Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $579,476 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT U.S. Long Bond	104	March 2018	$15,926,964	($554,464)

Total Futures Long Contracts			$15,926,964	($554,464)

CBOT 10-Yr. U.S. Treasury Note	(530)	March 2018	($66,157,213)	$1,720,804
CBOT 5-Yr. U.S. Treasury Note	(247)	March 2018	(28,813,328)	479,726

Total Futures Short Contracts			($94,970,541)	$2,200,530

Total Futures Contracts			($79,043,577)	$1,646,066

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Income Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust-Collateral Investment	$19,443	$18,322	$32,552	$–	$–	5,213	$5,213	$12
Core Short-Term Reserve	42,410	75,019	78,162	–	–	3,927	39,267	147
Total Value and Income Earned	$61,853			$–	$–		$44,480	$159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (21.3%)
73,174	Amazon.com, Inc.[a]	$106,167,425
179,423	Carnival Corporation	12,848,481
659,165	Comcast Corporation	28,034,288
131,083	Netflix, Inc.[a]	35,431,735
6,623	Priceline Group, Inc.[a]	12,663,507
122,475	Walt Disney Company	13,309,358

	Total	208,454,794

Energy (1.5%)
22,507	Concho Resources, Inc.[a]	3,543,502
147,518	Halliburton Company	7,921,717
20,555	Pioneer Natural Resources Company	3,759,715

	Total	15,224,934

Financials (8.1%)
152,364	Bank of America Corporation	4,875,648
364,844	Citigroup, Inc.	28,632,957
217,181	E*TRADE Financial Corporation[a]	11,445,439
74,602	Goldman Sachs Group, Inc.	19,985,130
219,083	Interactive Brokers Group, Inc.	14,019,121

	Total	78,958,295

Health Care (9.8%)
148,876	Alexion Pharmaceuticals, Inc.[a]	17,763,884
93,503	BioMarin Pharmaceutical, Inc.[a]	8,436,776
244,564	Celgene Corporation[a]	24,740,094
125,345	Medtronic plc	10,765,882
142,517	UnitedHealth Group, Inc.	33,745,175

	Total	95,451,811

Industrials (4.0%)
169,892	CSX Corporation	9,644,769
89,919	Norfolk Southern Corporation	13,566,979
267,173	Southwest Airlines Company	16,244,118

	Total	39,455,866

Information Technology (51.9%)
88,005	Alliance Data Systems Corporation	22,587,363
43,622	Alphabet, Inc., Class Aa	51,570,801
26,209	Alphabet, Inc., Class Ca	30,662,957
265,768	Apple, Inc.	44,497,536
337,923	Cisco Systems, Inc.	14,037,321
333,157	Facebook, Inc.[a]	62,263,712
269,949	MasterCard, Inc.	45,621,381
554,331	Microsoft Corporation	52,666,988
88,348	NVIDIA Corporation	21,715,938
464,881	PayPal Holdings, Inc.[a]	39,663,647
155,684	Red Hat, Inc.[a]	20,453,764
329,406	Salesforce.com, Inc.[a]	37,522,638
430,443	Visa, Inc.	53,473,934
141,734	Xilinx, Inc.	10,349,417

	Total	507,087,397

	Total Common Stock (cost $564,423,425)	944,633,097

Shares or Principal Amount	Short-Term Investments (3.2%)	Value
	Federal Home Loan Bank Discount Notes
200,000	1.258%, 2/14/2018[b]	199,906

Shares or Principal Amount	Short-Term Investments (3.2%)	Value
	Thrivent Core Short-Term Reserve Fund
3,079,307	1.640%	$30,793,066

	Total Short-Term Investments (cost $30,992,975)	30,992,972

	Total Investments (cost $595,416,400) 99.8%	$975,626,069

	Other Assets and Liabilities, Net 0.2%	2,160,833

	Total Net Assets 100.0%	$977,786,902

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

LARGE CAP GROWTH FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	208,454,794	208,454,794	–	–
Energy	15,224,934	15,224,934	–	–
Financials	78,958,295	78,958,295	–	–
Health Care	95,451,811	95,451,811	–	–
Industrials	39,455,866	39,455,866	–	–
Information Technology	507,087,397	507,087,397	–	–
Short-Term Investments	199,906	–	199,906	–
Subtotal Investments in Securities	$944,833,003	$944,633,097	$199,906	$–

Other Investments *	Total
Short-Term Investments	30,793,066
Subtotal Other Investments	$30,793,066
Total Investments at Value	$975,626,069

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$—	$58,094	$58,094	$–	$–	–	$–	$–
Core Short-Term Reserve	31,679	28,521	29,407	–	–	3,079	30,793	127
Total Value and Income Earned	$31,679			$–	$–		$30,793	$127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.9%)	Value
Consumer Discretionary (14.9%)
61,622	Amazon.com, Inc.[a]	$89,406,744
19,700	AOKI Holdings, Inc.	298,754
30,700	Autobacs Seven Company, Ltd.	614,606
9,700	Bandai Namco Holdings, Inc.	317,437
73,741	Barratt Developments plc	612,553
98,053	Berkeley Group Holdings plc	5,520,966
24,527	Breville Group, Ltd.	242,484
121,500	Bridgestone Corporation	5,929,936
193,775	Carnival Corporation	13,876,228
25,000	Chiyoda Company, Ltd.	620,376
8,438	Cie Generale des Etablissements Michelin	1,349,871
885,190	Comcast Corporation	37,647,131
39,700	DCM Holdings Company, Ltd.	393,421
149,981	Eutelsat Communications	3,301,082
54,200	Heiwa Corporation	1,086,305
392,300	Honda Motor Company, Ltd.	13,834,762
47,765	Hugo Boss AG	4,386,925
199,200	Inchcape plc	2,051,036
14,982	Ipsos SA	572,294
35,062	JM AB	790,873
4,664	Linamar Corporation	275,404
139,715	Lowe’s Companies, Inc.	14,632,352
178,012	Marks and Spencer Group plc	761,230
73,541	Netflix, Inc.[a]	19,878,132
7,331	Nexity SA	441,743
26,575	Next plc	1,918,872
1,188,300	Nissan Motor Company, Ltd.	12,729,680
336,633	Peugeot SA	7,561,264
17,400	Plenus Company, Ltd.	341,108
7,895	Priceline Group, Inc.[a]	15,095,635
55,100	Sangetsu Company, Ltd.	1,097,581
125,800	Sankyo Company, Ltd.	4,087,312
41,000	SHIMAMURA Company, Ltd.	4,820,168
119,400	Sumitomo Rubber Industries, Ltd.	2,325,661
9,100	Takara Standard Company, Ltd.	150,627
111,300	Toyoda Gosei Company, Ltd.	2,962,041
152,500	TV Asahi Holdings Corporation	3,153,528
161,435	Walt Disney Company	17,543,141
35,934	Wolters Kluwer NV	1,902,009
49,900	Yokohama Rubber Company, Ltd.	1,273,908

	Total	295,805,180

Consumer Staples (3.3%)
49,000	Arcs Company, Ltd.	1,138,246
144,280	CVS Health Corporation	11,353,393
2,900	Earth Chemical Company, Ltd.	151,455
36,465	ForFarmers BV	458,167
64,810	Grieg Seafood ASA	572,706
15,181	Henkel AG & Company KGaA	1,900,289
9,800	Japan Tobacco, Inc.	324,770
33,800	Kewpie Corporation	967,028
61,102	Kimberly-Clark Corporation	7,148,934
45,100	Lawson, Inc.	3,058,476
100	Lindt & Spruengli AG	626,377
9,000	Ministop Company, Ltd.	188,518
19,500	Seven & I Holdings Company, Ltd.	804,566
345,252	Unilever NV	19,928,802
300,765	Unilever plc	17,022,182

	Total	65,643,909

Energy (5.7%)
2,232,578	BP plc	15,928,083
162,112	Chevron Corporation	20,320,739
572,622	Halliburton Company	30,749,801
108,085	OMV AG	6,959,242

Shares	Common Stock (86.9%)	Value
Energy (5.7%) - continued
163,878	Repsol SA	$3,084,355
104,432	Royal Dutch Shell plc	3,667,362
40,578	Royal Dutch Shell plc, Class A	1,422,611
234,178	Royal Dutch Shell plc, Class B	8,306,873
43,342	TGS Nopec Geophysical Company ASA	1,088,857
107,011	Total SA	6,204,528
3,686,064	Weatherford International plc[a,b]	14,523,092

	Total	112,255,543

Financials (13.6%)
112,869	ABN AMRO Group NVc	3,820,422
9,200	Aozora Bank, Ltd.	373,680
25,286	ASX, Ltd.	1,112,634
229,466	Australia & New Zealand Banking Group, Ltd.	5,270,657
366,262	Aviva plc	2,672,037
643,482	Bank of America Corporation	20,591,424
386,263	Blackstone Group, LP	14,117,913
86,662	Chubb, Ltd.	13,532,271
145,957	CI Financial Corporation	3,513,648
343,877	Citigroup, Inc.	26,987,467
195,117	CNP Assurances	5,000,853
37,092	Danske Bank AS	1,506,191
724,454	Direct Line Insurance Group plc	3,798,177
11,972	DnB ASA	243,334
184,367	E*TRADE Financial Corporation[a]	9,716,141
24,467	Euronext NVc	1,657,519
737,856	FlexiGroup, Ltd.	1,076,164
73,121	Genworth MI Canada, Inc.[b]	2,511,082
125,413	Goldman Sachs Group, Inc.	33,596,889
49,220	Hannover Rueckversicherung SE	6,731,572
14,105	Hargreaves Lansdown plc	372,200
1,892,812	HSBC Holdings plc	20,193,759
610,035	Huntington Bancshares, Inc.	9,870,366
24,986	Intact Financial Corporation	2,094,964
120,804	Interactive Brokers Group, Inc.	7,730,248
66,084	J.P. Morgan Chase & Company	7,643,936
57,282	Jupiter Fund Management plc	481,226
30,881	Macquarie Group, Ltd.	2,562,421
919,595	Medibank Private, Ltd.	2,476,288
200,962	MetLife, Inc.	9,660,243
1,713,900	Mizuho Financial Group, Inc.	3,249,130
83,731	National Bank of Canada	4,345,843
131,769	Nordea Bank AB	1,626,701
514,608	Old Mutual plc	1,708,297
35,342	Pargesa Holding SA	3,221,857
47,969	Plus500, Ltd.	766,905
82,597	Power Corporation of Canada	2,107,902
51,753	Schroders plc	2,732,895
124,700	Senshu Ikeda Holdings, Inc.	480,266
135,131	State Street Corporation	14,887,382
30,959	Sydbank AS	1,266,143
306,918	Synchrony Financial	12,178,506
4,352	Vienna Insurance Group AG Wiener Versicherung Gruppe	154,421
616	Zurich Insurance Group AG	202,632

	Total	269,844,606

Health Care (9.3%)
35,776	Aetna, Inc.	6,683,672
115,305	Alexion Pharmaceuticals, Inc.[a]	13,758,193
553,000	Astellas Pharmaceutical, Inc.	7,272,618
38,202	Biogen, Inc.[a]	13,287,038
140,439	BioMarin Pharmaceutical, Inc.[a]	12,671,811
125,755	Celgene Corporation[a]	12,721,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.9%)	Value
Health Care (9.3%) - continued
150,206	GlaxoSmithKline plc ADR[b]	$5,634,227
3,906	LNA Sante	267,209
365,596	Merck & Company, Inc.	21,661,563
74,891	Merck KGaA	8,197,542
179,924	Novartis AG	16,239,416
380,467	Novo Nordisk AS	21,115,303
526,701	Pfizer, Inc.	19,509,005
7,309	Roche Holding AG	1,805,866
101,100	UnitedHealth Group, Inc.	23,938,458

	Total	184,763,297

Industrials (12.2%)
93,621	Adecco SA	7,703,232
24,300	Asahi Glass Company, Ltd.	1,070,061
34,928	Atlas Copco AB, Class A	1,638,045
131,539	Atlas Copco AB, Class B	5,490,014
100,702	Boeing Company	35,685,768
8,100	Central Glass Company, Ltd.	181,298
262,271	CSX Corporation	14,889,125
24,500	Dai Nippon Printing Company, Ltd.	547,855
378,268	Delta Air Lines, Inc.	21,474,274
33,729	Deutsche Lufthansa AG	1,204,901
28,862	Ferguson plc	2,228,844
338,127	GWA Group, Ltd.	766,872
26,500	Hitachi Transport System, Ltd.	688,882
137,501	Honeywell International, Inc.	21,954,785
42,800	Inaba Denki Sangyo Company, Ltd.	2,019,602
537,600	ITOCHU Corporation	10,578,193
18,423	Loomis AB	736,598
93,500	Marubeni Corporation	703,209
236,767	Meggitt plc	1,559,742
65,000	Mitsuboshi Belting, Ltd.	869,728
214,072	Monadelphous Group, Ltd.	3,026,744
131,393	National Express Group plc	684,186
108,600	Nitto Kogyo Corporation	1,865,618
32,671	Nobina ABc	231,768
173,883	Norfolk Southern Corporation	26,235,467
40,052	Northgate plc	230,883
310,339	PageGroup plc	2,398,535
395,464	RELX NV	8,757,017
242,777	RELX plc	5,372,622
13,078	Rockwool International AS	3,653,201
857,087	Royal Mail plc	5,710,473
29,806	Schindler Holding AG, Participation Certificate	7,468,287
402	SGS SA	1,080,641
54,131	Siemens AG	8,217,361
288,357	SKF AB	7,127,289
93,400	Smiths Group plc	2,121,118
17,360	Spirax-Sarco Engineering plc	1,398,219
12,796	Sulzer, Ltd.	1,818,521
15,900	Taikisha, Ltd.	555,521
43,400	Toppan Forms Company, Ltd.	490,041
380,000	Toppan Printing Company, Ltd.	3,582,085
64,781	Transcontinental, Inc.	1,309,840
51,000	Tsubakimoto Chain Company	430,669
66,658	United Parcel Service, Inc.	8,486,897
74,018	Vinci SA	7,999,825
20,200	Yuasa Trading Company, Ltd.	723,103

	Total	242,966,959

Information Technology (16.7%)
39,851	Alphabet, Inc., Class Aa	47,112,649
33,819	Alphabet, Inc., Class Ca	39,566,201
457,100	Apple, Inc.	76,532,253
2,155	BKW FMB Energie	137,813

Shares	Common Stock (86.9%)	Value
Information Technology (16.7%) - continued
58,500	Canon, Inc.	$2,334,150
79,066	Capgemini SA	10,495,318
338,723	Cisco Systems, Inc.	14,070,554
179,407	Facebook, Inc.[a]	33,529,374
223,500	Konica Minolta Holdings, Inc.	2,237,278
12,710	Kulicke and Soffa Industries, Inc.[a]	292,457
447,774	Microsoft Corporation	42,543,008
56,500	NEC Networks & System Integration Corporation	1,513,981
106,643	PayPal Holdings, Inc.[a]	9,098,781
112,351	Red Hat, Inc.[a]	14,760,674
10,900	Ryoyo Electro Corporation	193,444
160,562	Salesforce.com, Inc.[a]	18,289,617
9,633	SMA Solar Technology AGb	523,845
21,990	TE Connectivity, Ltd.	2,254,635
136,577	Visa, Inc.	16,966,961

	Total	332,452,993

Materials (6.4%)
30,600	Adeka Corporation	543,337
104,000	Alcoa Corporation[a]	5,410,080
42,316	APERAM	2,516,589
196,413	BASF SE	23,035,010
407,043	BHP Billiton plc	9,064,943
278,509	BHP Billiton, Ltd.	6,810,995
245,600	Daicel Corporation	2,986,513
158,559	Eastman Chemical Company	15,725,882
153,261	Evonik Industries AG	6,056,191
110,548	Granges AB	1,163,297
47,300	JSR Corporation	1,124,326
111,000	Kaneka Corporation	1,033,249
219,100	Kuraray Company, Ltd.	4,115,421
124,900	Kyoei Steel, Ltd.	2,277,840
169,737	Mondi plc	4,524,021
6,500	Nippon Shokubai Company, Ltd.	462,875
708,682	Norsk Hydro ASA	5,160,159
19,456	Rio Tinto, Ltd.	1,197,875
49,639	Solvay SA	7,187,506
75,000	Toagosei Company, Ltd.	970,657
306,029	UPM-Kymmene Oyj	10,318,909
219,416	Westrock Company	14,619,688
18,900	Yamato Kogyo Company, Ltd.	541,520

	Total	126,846,883

Real Estate (1.0%)
75,994	Alstria Office REIT AG	1,200,049
29,042	Artis Real Estate Investment Trust	331,740
267,669	British Land Company plc	2,541,012
2,200	Daito Trust Construction Company, Ltd.	385,581
439,990	DEXUS Property Group	3,377,513
382,000	Hang Lung Properties, Ltd.	1,006,872
632,000	Hysan Development Company, Ltd.	3,530,568
198,000	Road King Infrastructure, Ltd.	406,461
953,229	Stockland	3,251,304
161,000	Sun Hung Kai Properties, Ltd.	2,783,504
60,000	Swire Pacific, Ltd.	598,863
458,600	Wing Tai Holdings, Ltd.	846,022

	Total	20,259,489

Telecommunications Services (1.9%)
70,208	Freenet AG	2,692,223
1,391,702	KCOM Group plc	1,738,886
135,700	Nippon Telegraph & Telephone Corporation	6,497,951
652,900	NTT DOCOMO, Inc.	16,222,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.9%)	Value
Telecommunications Services (1.9%) - continued
175,623	TDC AS	$1,172,211
433,252	Telenor ASA	10,129,287

	Total	38,453,438

Utilities (1.9%)
191,400	Chubu Electric Power Company, Inc.	2,412,018
7,900	Electric Power Development Company, Ltd.	225,196
4,687	Elia System Operator SA	288,035
327,600	Osaka Gas Company, Ltd.	6,516,861
532,698	PG&E Corporation	22,602,376
238,800	Tokyo Gas Company, Ltd.	5,697,929
17,703	Verbund AG	490,988

	Total	38,233,403

	Total Common Stock (cost $1,146,531,939)	1,727,525,700

Shares	Preferred Stock (0.5%)	Value
Consumer Staples (0.5%)
69,137	Henkel AG & Company KGaA, 1.620%	9,668,510

	Total	9,668,510

	Total Preferred Stock (cost $9,495,296)	9,668,510

Shares	Collateral Held for Securities Loaned (0.6%)	Value
11,261,029	Thrivent Cash Management Trust	11,261,029

	Total Collateral Held for Securities Loaned (cost $11,261,029)	11,261,029

Shares or Principal Amount	Short-Term Investments (12.7%)	Value
	Federal Home Loan Bank Discount Notes
5,825,000	1.283%, 2/2/2018[d]	5,824,790
9,200,000	1.300%, 2/5/2018[d]	9,198,675
2,900,000	1.232%, 2/7/2018[d]	2,899,371
3,035,000	1.310%, 2/8/2018[d]	3,034,232
3,900,000	1.276%, 2/9/2018[d]	3,898,873
1,510,000	1.300%, 2/12/2018[d]	1,509,401
14,100,000	1.290%, 2/14/2018[d,e]	14,093,387
16,500,000	1.293%, 2/16/2018[d,e]	16,491,057
11,300,000	1.313%, 2/28/2018[d,e]	11,288,983
7,700,000	1.316%, 3/2/2018[d]	7,691,753
5,800,000	1.325%, 3/6/2018[d]	5,792,930
5,000,000	1.185%, 3/12/2018[d,e]	4,992,795
2,655,000	1.300%, 3/14/2018[d]	2,650,978
3,400,000	1.330%, 3/16/2018[d]	3,394,597
4,700,000	1.405%, 4/4/2018[d,e]	4,688,504
	Federal National Mortgage Association Discount Notes
3,400,000	1.300%, 2/21/2018[d,e]	3,397,545

Shares or Principal Amount	Short-Term Investments (12.7%)	Value
	Thrivent Core Short-Term Reserve Fund
15,230,053	1.640%	$152,300,531

	Total Short-Term Investments (cost $253,149,545)	253,148,402

	Total Investments (cost $1,420,437,809) 100.7%	$2,001,603,641

	Other Assets and Liabilities, Net (0.7%)	(13,139,794)

	Total Net Assets 100.0%	$1,988,463,847

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $5,709,709 or 0.3% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$10,739,865

Total lending	$10,739,865
Gross amount payable upon return of collateral for securities loaned	$11,261,029

Net amounts due to counterparty	$521,164

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	295,805,180	208,079,363	87,725,817	–
Consumer Staples	65,643,909	18,502,327	47,141,582	–
Energy	112,255,543	65,593,632	46,661,911	–
Financials	269,844,606	180,512,786	89,331,820	–
Health Care	184,763,297	129,865,343	54,897,954	–
Industrials	242,966,959	128,726,316	114,240,643	–
Information Technology	332,452,993	315,017,164	17,435,829	–
Materials	126,846,883	35,755,650	91,091,233	–
Real Estate	20,259,489	–	20,259,489	–
Telecommunications Services	38,453,438	–	38,453,438	–
Utilities	38,233,403	22,602,376	15,631,027	–
Preferred Stock
Consumer Staples	9,668,510	–	9,668,510	–
Short-Term Investments	100,847,871	–	100,847,871	–
Subtotal Investments in Securities	$1,838,042,081	$1,104,654,957	$733,387,124	$–

Other Investments *	Total
Short-Term Investments	152,300,531
Collateral Held for Securities Loaned	11,261,029
Subtotal Other Investments	$163,561,560
Total Investments at Value	$2,001,603,641

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,152,435	5,152,435	–	–

Total Asset Derivatives	$5,152,435	$5,152,435	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $13,288,041 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
Eurex Euro STOXX 50 Index	2,771	March 2018	$123,209,372	$746,640
Eurex Stoxx Europe 600 Index	524	March 2018	12,625,203	181,387
ICE mini MSCI EAFE Index	838	March 2018	85,672,042	4,224,408
Total Futures Long Contracts			$221,506,617	$5,152,435
Total Futures Contracts			$221,506,617	$5,152,435

Reference Description:

EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

LARGE CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$31,320	$35,697	$55,756	$–	$–	11,261	$11,261	$52
Core Short-Term Reserve	85,818	110,591	44,108	–	–	15,230	152,301	389
Total Value and Income Earned	$117,138			$–	$–		$163,562	$441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (8.4%)
70,364	Aptiv plc	$6,676,136
766,200	Comcast Corporation	32,586,486
360,239	Harley-Davidson, Inc.[a]	17,457,182
343,611	Lowe’s Companies, Inc.	35,986,380

	Total	92,706,184

Consumer Staples (4.1%)
265,390	CVS Health Corporation	20,883,539
56,100	Kimberly-Clark Corporation	6,563,700
163,063	Wal-Mart Stores, Inc.	17,382,516

	Total	44,829,755

Energy (10.1%)
139,900	Anadarko Petroleum Corporation	8,400,995
274,459	Chevron Corporation	34,403,436
254,000	Devon Energy Corporation	10,507,980
123,832	EQT Corporation	6,722,839
302,000	Halliburton Company	16,217,400
1,055,561	Marathon Oil Corporation	19,200,655
49,500	Pioneer Natural Resources Company	9,054,045
1,659,950	Weatherford International plc[b]	6,540,203

	Total	111,047,553

Financials (27.7%)
133,000	American International Group, Inc.	8,501,360
1,673,256	Bank of America Corporation	53,544,192
316,850	Blackstone Group, LP	11,580,868
108,000	Capital One Financial Corporation	11,227,680
73,117	Chubb, Ltd.	11,417,220
609,690	Citigroup, Inc.	47,848,471
205,700	Comerica, Inc.	19,586,754
722,153	Fifth Third Bancorp	23,903,264
92,750	Goldman Sachs Group, Inc.	24,846,797
361,100	Huntington Bancshares, Inc.	5,842,598
135,750	J.P. Morgan Chase & Company	15,702,202
451,670	MetLife, Inc.	21,711,777
45,050	Prudential Financial, Inc.	5,352,841
139,300	State Street Corporation	15,346,681
421,456	Synchrony Financial	16,723,374
204,120	Zions Bancorporation	11,028,604

	Total	304,164,683

Health Care (11.6%)
43,550	Aetna, Inc.	8,136,011
57,750	Biogen, Inc.[b]	20,086,028
156,027	Express Scripts Holding Company[b]	12,354,218
221,000	GlaxoSmithKline plc ADR[a]	8,289,710
172,433	Medtronic plc	14,810,270
444,160	Merck & Company, Inc.	26,316,480
397,100	Pfizer, Inc.	14,708,584
94,553	UnitedHealth Group, Inc.	22,388,259

	Total	127,089,560

Industrials (10.7%)
59,400	Boeing Company	21,049,578
232,050	CSX Corporation	13,173,478
211,900	Delta Air Lines, Inc.	12,029,563
115,953	Honeywell International, Inc.	18,514,216
122,400	Ingersoll-Rand plc	11,582,712
78,750	Norfolk Southern Corporation	11,881,800
100,441	United Parcel Service, Inc.	12,788,148
117,400	United Technologies Corporation	16,202,374

	Total	117,221,869

Information Technology (16.4%)
14,800	Alphabet, Inc.[b]	17,315,112

Shares	Common Stock (97.8%)	Value
Information Technology (16.4%) - continued
140,750	Apple, Inc.	$23,565,772
1,180,730	Cisco Systems, Inc.	49,047,524
469,881	Microsoft Corporation	44,643,394
605,100	Oracle Corporation	31,217,109
135,300	Texas Instruments, Inc.	14,838,351

	Total	180,627,262

Materials (4.2%)
104,100	Alcoa Corporation[b]	5,415,282
198,150	CF Industries Holdings, Inc.	8,409,486
140,686	Eastman Chemical Company	13,953,237
267,750	Westrock Company	17,840,183

	Total	45,618,188

Telecommunications Services (2.7%)
550,399	Verizon Communications, Inc.	29,760,074

	Total	29,760,074

Utilities (1.9%)
495,162	PG&E Corporation	21,009,724

	Total	21,009,724

	Total Common Stock (cost $690,502,367)	1,074,074,852

Shares	Collateral Held for Securities Loaned (2.3%)	Value
24,943,100	Thrivent Cash Management Trust	24,943,100

	Total Collateral Held for Securities Loaned (cost $24,943,100)	24,943,100

Shares or Principal Amount	Short-Term Investments (2.4%)	Value
	Thrivent Core Short-Term Reserve Fund
2,703,732	1.640%	27,037,322

	Total Short-Term Investments (cost $27,037,322)	27,037,322

	Total Investments (cost $742,482,789) 102.5%	$1,126,055,274

	Other Assets and Liabilities, Net (2.5%)	(27,969,871)

	Total Net Assets 100.0%	$1,098,085,403

a	All or a portion of the security is on loan.
b	Non-income producing security.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$23,459,061

Total lending	$23,459,061
Gross amount payable upon return of collateral for securities loaned	$24,943,100

Net amounts due to counterparty	$1,484,039

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

LARGE CAP VALUE FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	92,706,184	92,706,184	–	–
Consumer Staples	44,829,755	44,829,755	–	–
Energy	111,047,553	111,047,553	–	–
Financials	304,164,683	304,164,683	–	–
Health Care	127,089,560	127,089,560	–	–
Industrials	117,221,869	117,221,869	–	–
Information Technology	180,627,262	180,627,262	–	–
Materials	45,618,188	45,618,188	–	–
Telecommunications Services	29,760,074	29,760,074	–	–
Utilities	21,009,724	21,009,724	–	–
Subtotal Investments in Securities	$1,074,074,852	$1,074,074,852	$–	$–

Other Investments *	Total
Short-Term Investments	27,037,322
Collateral Held for Securities Loaned	24,943,100
Subtotal Other Investments	$51,980,422
Total Investments at Value	$1,126,055,274

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$13,370	$81,129	$69,556	$–	$–	24,943	$24,943	$13
Core Short-Term Reserve	39,609	17,004	29,576	–	–	2,704	27,037	114
Total Value and Income Earned	$52,979			$–	$–		$51,980	$127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.7%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$54,863	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	$56,097
	Peabody Energy Corporation, Term Loan
61,981	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	62,782

	Total	118,879

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
104,731	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	105,362

	Total	105,362

Communications Services (0.3%)
	Altice Financing SA, Term Loan
99,750	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[b]	98,254
	Cengage Learning Acquisitions, Term Loan
341,686	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	331,265
	Coral-US Co-Borrower, LLC, Term Loan
225,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	225,965
	Frontier Communications Corporation, Term Loan
99,500	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	97,427
	Intelsat Jackson Holdings SA, Term Loan
70,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	69,413
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
130,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	125,667
	McGraw-Hill Global Education Holdings, LLC, Term Loan
163,753	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	163,344
	NEP/NCP Holdco, Inc., Term Loan
119,093	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	119,354
	Radiate Holdco, LLC, Term Loan
225,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,d,e]	225,603
	Univision Communications, Inc., Term Loan
866,406	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	866,718
	WideOpenWest Finance, LLC, Term Loan
74,813	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	74,750

	Total	2,397,760

Consumer Cyclical (0.2%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
99,750	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	99,999

Principal Amount	Bank Loans (0.7%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$510,187	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	$512,866
	Golden Entertainment, Inc., Term Loan
140,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	140,875
	Mohegan Tribal Gaming Authority, Term Loan
241,240	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	243,351
	Scientific Games International, Inc., Term Loan
214,463	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	215,565
	Seminole Hard Rock Entertainment, Inc., Term Loan
339,025	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	341,144

	Total	1,553,800

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
194,017	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	195,569
45,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,d,e]	45,529
	JBS USA LUX SA, Term Loan
228,275	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	226,506
	MPH Acquisition Holdings, LLC, Term Loan
96,525	4.693%, (LIBOR 3M + 3.000%), 6/7/2023[b]	97,173
	Revlon Consumer Products Corporation, Term Loan
64,510	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	50,673

	Total	615,450

Energy (<0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
104,192	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	105,364
	Pacific Drilling SA, Term Loan
871,325	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	375,759

	Total	481,123

Financials (<0.1%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
119,400	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	119,171

	Total	119,171

Technology (0.1%)
	First Data Corporation, Term Loan
220,000	3.810%, (LIBOR 1M + 2.250%), 4/26/2024[b]	221,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.7%)[a]	Value
Technology (0.1%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$118,919	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$120,197
	Rackspace Hosting, Inc., Term Loan
124,450	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	125,516
	Syniverse Holdings, Inc., Term Loan
70,000	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	69,694
	TNS, Inc., Term Loan
78,237	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	78,466

	Total	615,431

Utilities (<0.1%)
	Intergen NV, Term Loan
189,720	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	189,720

	Total	189,720

	Total Bank Loans (cost $6,666,449)	6,196,696

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%)
	ALM Loan Funding CLO
	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser.
3,300,000	2014-11A, Class A1R*,b	3,307,478
	Americredit Automobile Receivables Trust
	1.340%, 4/8/2020, Ser.
1,462,128	2016-4, Class A2A	1,459,968
	Apidos CLO XVIII
	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser.
3,400,000	2014-18A, Class A1R*,b	3,405,001
	ARI Fleet Lease Trust
	1.910%, 4/15/2026, Ser.
3,400,000	2017-A, Class A2[h]	3,387,233
	Babson CLO, Ltd.
	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser.
3,050,000	2014-IIA, Class AR*,b	3,054,465
	Bank of the West Auto Trust
	2.110%, 1/15/2023, Ser.
2,000,000	2017-1, Class A3[h]	1,981,385
	Barclays Dryrock Issuance Trust
	1.520%, 5/16/2022, Ser.
2,750,000	2016-1, Class A	2,719,579
	Bayview Opportunity Master Fund IVa Trust
	3.500%, 6/8/2057, Ser.
3,296,938	2017-SPL5, Class Ab,h	3,318,389
	Betony CLO, Ltd.
	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser.
2,750,000	2015-1A, Class AR*,b	2,767,061
	Birchwood Park CLO, Ltd.
	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser.
3,450,000	2014-1A, Class AR*,b	3,460,191

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%) - continued
	BlueMountain CLO, Ltd.
	2.862%, (LIBOR 3M + 1.140%), 10/15/2026, Ser.
$3,800,000	2014-3A, Class A1R*,b	$3,809,348
	Brazos Higher Education Authority, Inc.
	2.262%, (LIBOR 3M + 0.800%), 2/25/2030, Ser.
1,991,038	2011-1, Class A2[b]	2,002,551
	CARDS II Trust
	1.930%, (LIBOR 1M + 0.370%), 4/18/2022, Ser.
4,900,000	2017-1A, Class Ab,h	4,912,221
	Carlyle Global Market Strategies CLO, Ltd.
	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser.
3,000,000	2014-4A, Class A1R*,b	3,008,226
	CarMax Auto Owner Trust
	1.210%, 11/15/2019, Ser.
2,145,856	2016-4, Class A2	2,141,860
	Cent CLO 16, LP
	2.627%, (LIBOR 3M + 1.250%), 8/1/2024, Ser.
1,810,058	2012-16A, Class A1AR*,b	1,813,362
	Cent CLO 22, Ltd.
	2.802%, (LIBOR 3M + 1.410%), 11/7/2026, Ser.
3,000,000	2014-22A, Class A1R*,b	3,004,680
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
2,120,955	2016-2A, Class A1[h]	2,115,378
	Citibank Credit Card Issuance Trust
	1.925%, (LIBOR 1M + 0.370%), 8/8/2024, Ser.
4,900,000	2017-A7, Class A7[b]	4,926,369
	CLUB Credit Trust
	2.390%, 4/17/2023, Ser.
705,532	2017-NP1, Class A*	705,743
	Commonbond Student Loan Trust
	3.200%, 6/25/2032, Ser.
399,077	2015-A, Class A*	399,990
	2.550%, 5/25/2041, Ser.
1,716,010	2017-AG5, Class A1[h]	1,689,829
	Conn Funding II, LP
	2.730%, 7/15/2020, Ser.
2,024,510	2017-3A, Class A1[h]	2,023,504
	CPS Auto Receivables Trust
	2.070%, 11/15/2019, Ser.
311,460	2016-B, Class Ah	311,471
	2.160%, 5/17/2021, Ser.
5,000,000	2018-A, Class Ah	4,996,210
	Credit Based Asset Servicing and Securitization, LLC
	3.453%, 12/25/2036, Ser.
640,732	2006-CB2, Class AF2[i]	535,350
	DRB Prime Student Loan Trust
	3.464%, (LIBOR 1M + 1.900%), 10/27/2031, Ser.
1,878,426	2015-B, Class A1*,b	1,921,964
	1.750%, 5/27/2042, Ser.
1,236,960	2017-A, Class A2Ah	1,232,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%) - continued
	Dryden 34 Senior Loan Fund CLO
	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser.
$3,050,000	2014-34A, Class AR*,b	$3,060,953
	Earnest Student Loan Program, LLC
	2.650%, 1/25/2041, Ser.
2,785,207	2017-A, Class A2[h]	2,743,956
	Edlinc Student Loan Funding Trust
	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser.
811,122	2012-A, Class AT*,b	824,180
	Fifth Third Auto Trust
	1.800%, 2/15/2022, Ser.
1,375,000	2017-1, Class A3	1,359,896
	Ford Credit Auto Owner Trust
	2.260%, 11/15/2025, Ser.
2,875,000	2014-1, Class Ah	2,873,462
	FRS, LLC
	1.800%, 4/15/2043, Ser.
788,035	2013-1A, Class A1*	782,558
	GM Financial Consumer Automobile Receivables Trust
	2.080%, 1/19/2021, Ser.
5,200,000	2018-1, Class A2A	5,193,829
	GMAC Mortgage Corporation Loan Trust
	2.061%, (LIBOR 1M + 0.500%), 8/25/2035, Ser.
98,913	2005-HE1, Class A2[b,j]	103,012
	5.750%, 10/25/2036, Ser.
242,169	2006-HE3, Class A2[b,j]	245,040
	1.741%, (LIBOR 1M + 0.180%), 12/25/2036, Ser.
339,555	2006-HE4, Class A1[b,j]	328,761
	GoldenTree Loan Opportunities IX, Ltd.
	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser.
3,200,000	2014-9A, Class AR*,b	3,209,027
	GreatAmerica Leasing Receivables Funding, LLC
	2.060%, 6/22/2020, Ser.
3,000,000	2017-1, Class A3[h]	2,984,387
	Home Partners of America Trust
	2.373%, (LIBOR 1M + 0.817%), 7/17/2034, Ser.
2,855,632	2017-1, Class Ab,h	2,862,251
	Impac CMB Trust
	2.081%, (LIBOR 1M + 0.520%), 4/25/2035, Ser.
957,063	2005-2, Class 1A1[b]	934,608
	2.201%, (LIBOR 1M + 0.640%), 8/25/2035, Ser.
356,249	2005-5, Class A1[b]	331,896
	John Deere Owner Trust
	1.250%, 6/15/2020, Ser.
2,165,000	2016-B, Class A3	2,152,643
	Kubota Credit Owner Trust
	1.250%, 4/15/2019, Ser.
722,385	2016-1A, Class A2[h]	721,322
	Lendmark Funding Trust
	2.800%, 5/20/2026, Ser.
1,200,000	2017-1III, Class Ah	1,192,431

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%) - continued
	Madison Park Funding XIV, Ltd.
	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser.
$3,450,000	2014-14A, Class A1R*,b	$3,462,920
	Marlette Funding Trust
	2.827%, 3/15/2024, Ser.
1,385,266	2017-AA, Class Ah	1,389,671
	2.610%, 3/15/2028, Ser.
6,000,000	2018-1A, Class Ah	6,005,374
	Mercedes-Benz Auto Lease Trust
	2.200%, 4/15/2020, Ser.
4,400,000	2018-A, Class A2	4,397,756
	Mill City Mortgage Loan Trust
	2.500%, 4/25/2057, Ser.
1,046,472	2016-1, Class A1[b,h]	1,034,121
	MLCC Mortgage Investors, Inc.
	2.221%, (LIBOR 1M + 0.660%), 9/25/2029, Ser.
719,508	2004-D, Class A1[b]	717,623
	MMAF Equipment Finance, LLC
	1.730%, 5/18/2020, Ser.
1,717,169	2017-AA, Class A2[h]	1,713,969
	Mortgage Equity Conversion Asset Trust
	2.270%, (CMT 1Y + 0.490%), 1/25/2042, Ser.
1,569,754	2007-FF1, Class A*,b,c	1,420,628
	2.270%, (CMT 1Y + 0.470%), 2/25/2042, Ser.
1,539,886	2007-FF2, Class A*,b,c	1,391,287
	Nationstar HECM Loan Trust
	2.038%, 9/25/2027, Ser.
2,023,174	2017-2A, Class A1[b,c,h]	2,023,174
	Navient Student Loan Trust
	2.311%, (LIBOR 1M + 0.750%), 6/25/2065, Ser.
665,969	2016-2, Class A1[b,h]	667,397
	2.311%, (LIBOR 1M + 0.750%), 7/25/2066, Ser.
5,250,000	2017-1A, Class A2[b,h]	5,303,886
	2.161%, (LIBOR 1M + 0.600%), 7/26/2066, Ser.
2,700,000	2017-3A, Class A2[b,h]	2,716,888
	Neuberger Berman CLO, Ltd.
	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser.
2,800,000	2014-17A, Class AR*,b	2,815,879
	NextGear Floorplan Master Owner Trust
	2.560%, 10/17/2022, Ser.
3,000,000	2017-2A, Class A2[h]	2,981,078
	Northstar Education Finance, Inc.
	2.261%, (LIBOR 1M + 0.700%), 12/26/2031, Ser.
1,367,198	2012-1, Class Ab,h	1,368,026
	NRZ Excess Spread-Collateralized Notes Series
	3.193%, 1/25/2023, Ser.
2,550,000	2018-PLS1, Class A*,c	2,550,000
	Octagon Investment Partners XX, Ltd.
	2.543%, (LIBOR 3M + 1.130%), 8/12/2026, Ser.
3,350,000	2014-1A, Class AR*,b	3,355,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%) - continued
	OneMain Direct Auto Receivables Trust
	2.040%, 1/15/2021, Ser.
$247,681	2016-1A, Class Ah	$247,691
	OZLM VIII, Ltd.
	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser.
3,300,000	2014-8A, Class A1AR*,b	3,307,478
	Prestige Auto Receivables Trust
	1.460%, 7/15/2020, Ser.
2,140,696	2016-2A, Class A2[h]	2,135,242
	Progress Residential Trust
	2.768%, 8/17/2034, Ser.
2,994,858	2017-SFR1, Class Ah	2,935,238
	Prosper Marketplace Issuance Trust
	2.410%, 9/15/2023, Ser.
2,581,034	2017-2A, Class Ah	2,581,443
	Race Point IX CLO, Ltd.
	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser.
1,325,000	2015-9A, Class A1AR*,b	1,334,784
	Renaissance Home Equity Loan Trust
	5.608%, 5/25/2036, Ser.
1,335,709	2006-1, Class AF3[i]	955,719
	5.285%, 1/25/2037, Ser.
693,129	2006-4, Class AF2[i]	387,967
	Santander Retail Auto Lease Trust
	2.220%, 1/20/2021, Ser.
3,450,000	2007-QS1, Class 1A5[h]	3,427,913
	Securitized Term Auto Receivables Trust
	1.284%, 11/26/2018, Ser.
180,643	2016-1A, Class A2Ah	180,548
	1.890%, 8/25/2020, Ser.
5,000,000	2017-1A, Class A3[h]	4,977,856
	SLM Student Loan Trust
	1.961%, (LIBOR 1M + 0.400%), 3/25/2025, Ser.
3,135,524	2010-1, Class Ab	3,115,064
	2.081%, (LIBOR 1M + 0.520%), 3/25/2026, Ser.
1,711,838	2011-1, Class A1[b]	1,717,923
	2.610%, (LIBOR 1M + 1.050%), 5/17/2027, Ser.
1,182,841	2013-A, Class A2Bb,h	1,186,640
	SoFi Consumer Loan Program, LLC
	3.280%, 1/26/2026, Ser.
1,822,830	2017-1, Class Ah	1,833,167
	2.770%, 5/25/2026, Ser.
1,368,982	2017-3, Class Ah	1,366,708
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
1,069,091	2015-A, Class A2[h]	1,063,734
	1.680%, 3/25/2031, Ser.
751,242	2016-B, Class A2Ah	750,436
	1.480%, 5/26/2031, Ser.
666,016	2016-C, Class A2Ah	663,499
	2.510%, 8/25/2033, Ser.
875,081	2015-C, Class A2[h]	864,977
	2.402%, (LIBOR 1M + 0.850%), 7/25/2039, Ser.
1,156,801	2016-E, Class A1[b,h]	1,167,400
	1.550%, 3/26/2040, Ser.
2,536,713	2017-A, Class A2Ah	2,520,992

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Asset-Backed Securities (24.1%) - continued
	Springleaf Funding Trust
	2.900%, 11/15/2029, Ser.
$3,350,000	2016-AA, Class Ah	$3,358,218
	Symphony CLO VIII, Ltd.
	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser.
733,567	2012- 8A, Class AR*,b	734,473
	Towd Point Mortgage Trust
	2.750%, 4/25/2057, Ser.
1,661,973	2017-2, Class A1[b,h]	1,651,118
	Toyota Auto Receivables Owner Trust
	1.060%, 5/15/2019, Ser.
1,693,990	2016-D, Class A2A	1,691,028
	Upstart Securitization Trust
	2.639%, 6/20/2024, Ser.
1,843,934	2017-1, Class A*	1,845,065
	Vericrest Opportunity Loan Transferee
	3.500%, 6/26/2045, Ser.
969,531	2015-NPL8, Class A1[h,i]	970,510
	3.500%, 2/25/2047, Ser.
1,000,271	2017-NPL1, Class A1[h,i]	998,529
	3.375%, 4/25/2047, Ser.
1,103,946	2017-NPL4, Class A1[h,i]	1,106,246
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
2,225,000	2017-1A, Class Ah	2,210,698
	2.060%, 4/20/2022, Ser.
4,500,000	2017-3A, Class A1Ah	4,454,374
	Volvo Financial Equipment Master Owner Trust
	2.060%, (LIBOR 1M + 0.500%), 11/15/2022, Ser.
2,500,000	2017-A, Class Ab,h	2,507,268
	Volvo Financial Equipment, LLC
	1.920%, 3/15/2021, Ser.
4,000,000	2017-1A, Class A3[h]	3,971,274
	Voya CLO 2014-3, Ltd.
	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser.
3,050,000	2017-2, Class A*,b	3,052,241
	Wachovia Asset Securitization, Inc.
	1.701%, (LIBOR 1M + 0.140%), 7/25/2037, Ser.
373,221	2007-HE1, Class A*,b,j	346,932
	Wheels SPV 2, LLC
	1.590%, 5/20/2025, Ser.
1,272,872	2016-1A, Class A2[h]	1,268,505
	1.880%, 4/20/2026, Ser.
1,000,000	2017-1A, Class A2[h]	993,806
	World Financial Network Credit Card Master Trust
	1.980%, 6/15/2023, Ser.
3,900,000	2017-B, Class A	3,873,354

	Total	221,386,983

Basic Materials (0.8%)
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[h]	1,992,412
	Glencore Funding, LLC
825,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018b,h	825,907
1,500,000	3.000%, 10/27/2022[h]	1,474,428
	Sherwin-Williams Company
2,000,000	2.250%, 5/15/2020	1,981,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Basic Materials (0.8%) - continued
	Vale Overseas, Ltd.
$1,200,000	5.875%, 6/10/2021	$1,304,400

	Total	7,578,374

Capital Goods (0.7%)
	Lockheed Martin Corporation
1,250,000	2.500%, 11/23/2020	1,248,259
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,956,192
	Roper Technologies, Inc.
905,000	6.250%, 9/1/2019	955,619
500,000	2.800%, 12/15/2021	496,063
	Siemens Financieringsmaatschappij NV
2,000,000	2.210%, (LIBOR 3M + 0.610%), 3/16/2022[b,h]	2,020,666

	Total	6,676,799

Collateralized Mortgage Obligations (4.6%)
	American Home Mortgage Assets Trust
	2.052%, (12 MTA + 0.920%), 11/25/2046, Ser.
1,017,533	2006-5, Class A1[b]	576,355
	Bayview Opportunity Master Fund Trust
	3.500%, 5/28/2069, Ser.
2,567,257	2011-2, Class A2[b,h]	2,590,278
	BCAP, LLC Trust
	1.741%, (LIBOR 1M + 0.180%), 3/25/2037, Ser.
1,320,218	2007-AA1, Class 2A1[b]	1,258,699
	Bear Stearns Adjustable Rate Mortgage Trust
	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser.
269,223	2005-9, Class A1[b]	274,199
	Colt Mortgage Loan Trust
	2.614%, 5/27/2047, Ser.
2,143,882	2017-1, Class A1*,b	2,120,860
	COLT Mortgage Loan Trust
	2.930%, 2/25/2048, Ser.
2,950,000	2018-1, Class A1[b,h]	2,949,712
	Countrywide Alternative Loan Trust
	5.500%, 11/25/2035, Ser.
251,069	2005-49CB, Class A1	249,887
	5.500%, 2/25/2036, Ser.
209,422	2005-85CB, Class 2A2	198,209
	6.000%, 1/25/2037, Ser.
295,756	2006-39CB, Class 1A16	289,092
	Countrywide Home Loans, Inc.
	3.362%, 3/20/2036, Ser.
417,363	2006-HYB1, Class 1A1[b]	359,937
	3.386%, 9/20/2036, Ser.
467,572	2006-HYB5, Class 2A1[b]	403,239
	Deephaven Residential Mortgage Trust
	2.725%, 12/26/2046, Ser.
1,384,038	2017-1A, Class A1*,b	1,367,371
	2.577%, 10/25/2047, Ser.
1,792,368	KP04, Class AG1[b,h]	1,775,509

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Collateralized Mortgage Obligations (4.6%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.902%, (12 MTA + 0.770%), 4/25/2047, Ser.
$977,606	2007-OA2, Class A1[b]	$901,105
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
	2.250%, 6/25/2025, Ser.
816,143	2010-58, Class PT	815,249
	Finance of America Structured Securities Trust
	2.321%, 11/25/2027, Ser.
3,962,335	2017-SFR2, Class Ab,c,h	3,952,746
	HarborView Mortgage Loan Trust
	3.150%, 6/19/2034, Ser.
755,485	2004-5, Class 3Ab	747,208
	J.P. Morgan Alternative Loan Trust
	3.512%, 3/25/2036, Ser.
738,223	2006-A1, Class 2A1[b]	670,922
	J.P. Morgan Mortgage Trust
	3.611%, 2/25/2036, Ser.
423,707	2006-A1, Class 2A2[b]	400,115
	4.428%, 10/25/2036, Ser.
257,230	2006-A6, Class 1A2[b]	237,082
	Master Asset Securitization Trust
	2.061%, (LIBOR 1M + 0.500%), 6/25/2036, Ser.
621,679	2006-2, Class 2A2[b]	317,201
	MortgageIT Trust
	1.821%, (LIBOR 1M + 0.260%), 12/25/2035, Ser.
790,370	2005-5, Class A1[b]	785,289
	NCUA Guaranteed Notes
	2.030%, (LIBOR 1M + 0.450%), 10/7/2020, Ser.
1,369,247	2010-R1, Class 1Ab	1,373,572
	Residential Accredit Loans, Inc. Trust
	4.307%, 9/25/2035, Ser.
401,065	2005-QA10, Class A31[b]	336,744
	2.111%, (LIBOR 1M + 0.550%), 1/25/2037, Ser.
2,785,964	2007-3, Class A1Bb	2,176,545
	Sequoia Mortgage Trust
	2.197%, (LIBOR 6M + 0.740%), 9/20/2034, Ser.
1,707,968	2004-8, Class A2[b]	1,682,180
	Structured Asset Securities Corporation Trust
	5.500%, 12/25/2034, Ser.
974,769	2005-10, Class 3A1	976,980
	Towd Point Mortgage Trust
	2.161%, (LIBOR 1M + 0.600%), 2/25/2057, Ser.
4,539,049	2017-5, Class A1[b,h]	4,555,486
	Wachovia Mortgage Loan Trust, LLC
	3.686%, 5/20/2036, Ser.
220,981	2006-A, Class 2A1[b]	199,495
	WaMu Mortgage Pass Through Certificates
	1.851%, (LIBOR 1M + 0.290%), 10/25/2045, Ser.
277,928	2005-AR13, Class A1A1[b]	268,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Collateralized Mortgage Obligations (4.6%) - continued
	2.012%, (12 MTA + 0.880%), 10/25/2046, Ser.
$1,853,911	2006-AR13, Class 1Ab	$1,660,660
	1.883%, (12 MTA + 0.820%), 12/25/2046, Ser.
946,457	2006-AR17, Class 1Ab	855,547
	1.872%, (12 MTA + 0.740%), 1/25/2047, Ser.
842,394	2006-AR19, Class 1Ab	774,631
	Washington Mutual Mortgage Pass Through Certificates Trust
	2.052%, (12 MTA + 0.920%), 9/25/2046, Ser.
635,668	2006-AR7, Class A1Ab	475,741
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
1,038,459	2007-OA3, Class 2Ab	838,292
	Wells Fargo Mortgage Backed Securities Trust
	3.490%, 10/25/2034, Ser.
1,427,202	2004-V, Class 2A1[b]	1,433,269
	5.500%, 8/25/2035, Ser.
778,951	2005-6, Class A12	795,791
	3.651%, 3/25/2036, Ser.
714,093	2006-AR2, Class 2A1[b]	723,171
	3.741%, 3/25/2036, Ser.
340,962	2006-AR6, Class 3A1[b]	328,017

	Total	42,694,471

Commercial Mortgage-Backed Securities (4.9%)
	Cold Storage Trust
	2.560%, (LIBOR 1M + 1.000%), 4/15/2024, Ser.
4,850,000	2017-ICE3, Class A*,b	4,860,514
	Commercial Mortgage Trust
	3.039%, 11/12/2046, Ser.
1,750,000	2013-CR13, Class A2	1,759,432
	2.928%, 2/10/2047, Ser.
6,241,675	2014-CR15, Class A2	6,271,713
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	1.784%, (LIBOR 1M + 0.220%), 7/25/2020, Ser.
5,150,000	KF41, Class Ab	5,160,064
	2.776%, 3/25/2023, Ser.
1,655,871	K724, Class A1	1,659,323
	1.864%, (LIBOR 1M + 0.300%), 11/25/2024, Ser.
7,999,858	2017-M13, Class FAb	7,992,349
	Federal National Mortgage Association - ACES
	1.895%, (LIBOR 1M + 0.400%), 10/25/2024, Ser.
3,496,854	2017-HB1, Class Ab	3,494,320
	Invitation Homes 2017-SFR2 Trust
	2.406%, (LIBOR 1M + 0.850%), 12/17/2036, Ser.
1,991,643	2017-C, Class A2Bb,h	2,004,054
	SCG Trust
	3.210%, (LIBOR 1M + 1.650%), 11/15/2026, Ser.
3,575,000	2013-SRP1, Class Ab,h	3,579,546

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Commercial Mortgage-Backed Securities (4.9%) - continued
	Wells Fargo Commercial Mortgage Trust
	2.819%, 8/15/2050, Ser.
$5,800,000	2014-LC16, Class A2	$5,824,351
	2.632%, 5/15/2048, Ser.
2,925,000	2015-NXS1, Class A2	2,929,076

	Total	45,534,742

Communications Services (2.0%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,824,985
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	999,038
	AT&T, Inc.
1,400,000	2.623%, (LIBOR 3M + 0.930%), 6/30/2020[b]	1,417,663
2,000,000	3.200%, 3/1/2022	2,005,068
2,000,000	2.303%, (LIBOR 3M + 0.890%), 2/14/2023[b]	2,020,988
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,013,348
1,000,000	4.464%, 7/23/2022	1,035,844
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[h]	1,466,003
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	253,359
1,000,000	2.250%, 9/1/2021	973,794
1,000,000	3.200%, 9/1/2024	975,943
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,956,810
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,253,543
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[h]	1,118,899

	Total	18,315,285

Consumer Cyclical (2.1%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	490,360
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[h]	1,438,479
	CVS Health Corporation
870,000	2.250%, 8/12/2019	866,320
	Daimler Finance North America, LLC
2,000,000	1.921%, (LIBOR 3M + 0.530%), 5/5/2020[b,h]	2,010,231
	eBay, Inc.
725,000	2.500%, 3/9/2018	725,702
	Ford Motor Credit Company, LLC
2,000,000	2.956%, (LIBOR 3M + 1.270%), 3/28/2022[b]	2,033,432
	General Motors Financial Company, Inc.
1,700,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[b]	1,716,677
3,500,000	3.003%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,566,483
	Home Depot, Inc.
1,600,000	4.400%, 4/1/2021	1,679,588
	Hyundai Capital Services, Inc.
2,000,000	3.000%, 3/6/2022[h]	1,964,821
1,500,000	3.000%, 8/29/2022[h]	1,466,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Consumer Cyclical (2.1%) - continued
	Newell Rubbermaid, Inc.
$1,150,000	3.150%, 4/1/2021	$1,154,221
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	225,277

	Total	19,337,915

Consumer Non-Cyclical (5.9%)
	Abbott Laboratories
1,900,000	2.350%, 11/22/2019	1,894,564
	Actavis Funding SCS
2,215,000	2.804%, (LIBOR 3M + 1.255%), 3/12/2020[b]	2,248,358
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	497,354
	Anheuser-Busch InBev Finance, Inc.
2,000,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	2,067,454
1,335,000	3.300%, 2/1/2023	1,344,359
	BAT Capital Corporation
2,000,000	2.296%, (LIBOR 3M + 0.880%), 8/15/2022[b,h]	2,025,596
	BAT International Finance plc
1,905,000	2.099%, (LIBOR 3M + 0.510%), 6/15/2018[b,h]	1,907,244
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[h]	993,558
	Becton, Dickinson and Company
1,950,000	3.125%, 11/8/2021	1,940,995
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,768,576
	Bunge Limited Finance Corporation
2,000,000	3.500%, 11/24/2020	2,034,181
	Bunge, Ltd. Finance Corporation
1,000,000	3.000%, 9/25/2022	983,721
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,153,041
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[h]	1,934,535
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	982,395
1,500,000	3.200%, 2/15/2023[e]	1,498,319
	H. J. Heinz Company
1,950,000	3.500%, 7/15/2022	1,969,910
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,544,213
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[h]	1,533,610
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[h]	2,501,743
	Kraft Heinz Foods Company
1,500,000	2.230%, (LIBOR 3M + 0.820%), 8/10/2022[b]	1,514,267
	Kroger Company
1,500,000	2.800%, 8/1/2022	1,478,644
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,387,897
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	1,007,784
	Merck & Company, Inc.
1,490,000	1.785%, (LIBOR 3M + 0.375%), 2/10/2020[b]	1,499,605
	Mondelez International, Inc.
1,484,000	1.897%, (LIBOR 3M + 0.520%), 2/1/2019[b]	1,488,437

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Consumer Non-Cyclical (5.9%) - continued
	Mylan NV
$1,035,000	3.150%, 6/15/2021	$1,034,505
	PepsiCo, Inc.
1,065,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	1,081,337
	Pernod Ricard SA
1,915,000	4.250%, 7/15/2022[h]	2,000,959
	Philip Morris International, Inc.
2,000,000	2.375%, 8/17/2022	1,948,380
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	452,032
	Shire Acquisitions Investments Ireland Designated Activity Company
1,850,000	1.900%, 9/23/2019	1,825,879
	Smithfield Foods, Inc.
720,000	2.700%, 1/31/2020[h]	714,434
1,000,000	2.650%, 10/3/2021[h]	969,261
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	2.200%, 7/21/2021	931,725
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	1,997,983

	Total	54,156,855

Energy (4.0%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	499,841
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,389,477
1,500,000	2.263%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,521,727
	Canadian Natural Resources, Ltd.
1,500,000	2.950%, 1/15/2023	1,480,465
	Cenovus Energy, Inc.
1,000,000	3.000%, 8/15/2022	982,557
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	2,998,673
	1.929%, (LIBOR 3M + 0.510%),
500,000	11/16/2018[b]	501,791
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,344,937
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,240,694
	Enbridge, Inc.
2,000,000	2.900%, 7/15/2022	1,967,865
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,023,941
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	954,399
	EQT Corporation
1,000,000	3.000%, 10/1/2022	978,602
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,890,146
1,465,000	1.879%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,477,832
	Marathon Oil Corporation
2,000,000	2.800%, 11/1/2022	1,961,619
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,346,217
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	979,914
	Petrobras Global Finance BV
1,200,000	6.125%, 1/17/2022	1,279,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Energy (4.0%) - continued
	Petroleos Mexicanos
$1,200,000	5.186%, (LIBOR 3M + 3.650%), 3/11/2022[b,h]	$1,322,100
1,275,000	2.378%, 4/15/2025	1,254,844
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	2,000,268
	Schlumberger Holdings Corporation
1,325,000	3.000%, 12/21/2020[h]	1,333,041
	Shell International Finance BV
1,400,000	1.863%, (LIBOR 3M + 0.450%), 5/11/2020[b]	1,411,981
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[h]	1,153,815
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,725,637
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	823,262

	Total	36,844,845

Financials (19.6%)
	ABN AMRO Bank NV
1,600,000	2.450%, 6/4/2020[h]	1,591,853
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	989,938
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,648,186
	American Express Credit Corporation
2,080,000	2.150%, (LIBOR 3M + 0.550%), 3/18/2019[b]	2,089,085
650,000	2.624%, (LIBOR 3M + 1.050%), 9/14/2020[b]	663,623
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,163,202
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,121,138
	Athene Global Funding
2,000,000	2.924%, (LIBOR 3M + 1.230%), 7/1/2022[b,h]	2,035,484
	Bank of America Corporation
2,000,000	2.728%, (LIBOR 3M + 1.070%), 3/22/2018[b]	2,002,479
1,775,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[b]	1,790,320
1,500,000	2.345%, (LIBOR 3M + 0.650%), 10/1/2021[b]	1,511,865
1,065,000	2.905%, (LIBOR 3M + 1.160%), 1/20/2023[b]	1,093,834
1,500,000	2.741%, (LIBOR 3M + 1.000%), 4/24/2023[b]	1,531,770
1,500,000	2.816%, 7/21/2023[b]	1,480,855
900,000	4.000%, 1/22/2025	920,790
900,000	6.100%, 3/17/2025[b,k]	970,875
1,500,000	2.557%, (LIBOR 3M + 0.770%), 2/5/2026[b]	1,504,875
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[b,k]	495,000
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[h]	1,128,878
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,254,055

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (19.6%) - continued
$2,000,000	3.684%, 1/10/2023	$2,015,512
	BB&T Corporation
1,220,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[b]	1,231,597
	BNZ International Funding, Ltd.
2,000,000	2.141%, (LIBOR 3M + 0.700%), 2/21/2020[b,h]	2,014,476
1,175,000	2.554%, (LIBOR 3M + 0.980%), 9/14/2021[b,h]	1,190,966
	BPCE SA
1,000,000	2.666%, (LIBOR 3M + 1.220%), 5/22/2022[b,h]	1,019,322
	Capital One Financial Corporation
2,000,000	2.173%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,010,334
	Capital One NA
	2.217%, (LIBOR 3M + 0.820%),
2,000,000	8/8/2022[b]	2,004,487
	2.917%, (LIBOR 3M + 1.150%),
2,500,000	1/30/2023[b]	2,521,715
	Citigroup, Inc.
	2.474%, (LIBOR 3M + 0.770%),
1,475,000	4/8/2019[b]	1,483,138
1,500,000	2.705%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,524,276
2,275,000	2.911%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,360,145
2,000,000	2.522%, (LIBOR 3M + 1.100%), 5/17/2024[b]	2,046,920
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,142,428
1,250,000	5.750%, 8/15/2021	1,354,445
	Compass Bank
2,000,000	2.875%, 6/29/2022	1,960,212
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,h,k]	1,655,625
1,400,000	2.500%, 1/19/2021	1,392,677
	Credit Agricole SA
1,350,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[b,h]	1,359,683
1,450,000	2.506%, (LIBOR 3M + 0.970%), 6/10/2020[b,h]	1,472,342
950,000	8.125%, 12/23/2025[b,h,k]	1,137,355
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[h]	1,676,250
810,000	7.500%, 12/11/2023[b,h,k]	921,375
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,794,105
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,256,109
	European Investment Bank
1,500,000	1.250%, 5/15/2018	1,497,210
	Fifth Third Bancorp
1,100,000	2.875%, 10/1/2021	1,098,492
	Goldman Sachs Capital II
70,000	4.000%, (LIBOR 3M + 0.768%), 3/5/2018[b,k]	61,600
	Goldman Sachs Group, Inc.
1,525,000	2.516%, (LIBOR 3M + 1.100%), 11/15/2018[b]	1,534,763
1,755,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[b]	1,784,200
1,530,000	2.586%, (LIBOR 3M + 1.170%), 11/15/2021[b]	1,554,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (19.6%) - continued
$1,000,000	2.556%, (LIBOR 3M + 0.750%), 2/23/2023[b]	$1,003,710
2,000,000	2.741%, (LIBOR 3M + 1.000%), 7/24/2023[b]	2,029,099
1,125,000	3.077%, (LIBOR 3M + 1.600%), 11/29/2023[b]	1,177,282
	HCP, Inc.
1,145,000	4.000%, 12/1/2022	1,187,162
	Hospitality Properties Trust
1,500,000	4.250%, 2/15/2021	1,539,000
	HSBC Holdings plc
1,175,000	3.196%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,218,026
2,000,000	3.262%, 3/13/2023[b]	2,004,986
1,000,000	6.000%, 5/22/2027[b,k]	1,046,250
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,461,317
	ING Groep NV
1,350,000	6.000%, 4/16/2020[b,k]	1,391,310
2,400,000	2.843%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,449,942
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,581,844
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[h]	1,531,256
	J.P. Morgan Chase & Company
1,400,000	2.250%, 1/23/2020	1,393,544
1,250,000	5.300%, 5/1/2020[b,k]	1,287,813
1,250,000	3.875%, 9/10/2024	1,279,533
1,500,000	2.558%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,522,725
	J.P. Morgan Chase Bank NA
1,150,000	2.265%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,157,829
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	2,996,657
	KeyBank NA
2,250,000	2.001%, (LIBOR 3M + 0.520%), 6/1/2018[b]	2,253,072
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	709,762
	Lloyds Bank plc
2,005,000	2.120%, (LIBOR 3M + 0.520%), 3/16/2018[b]	2,005,871
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,955,982
350,000	4.582%, 12/10/2025	360,884
	Macquarie Bank, Ltd.
500,000	2.902%, (LIBOR 3M + 1.180%), 1/15/2019[b,h]	504,550
	Macquarie Group, Ltd.
1,500,000	2.488%, (LIBOR 3M + 1.020%), 11/28/2023[b,h]	1,512,240
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[h]	2,264,411
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	2.624%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,192,237
1,600,000	2.366%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,617,425
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[h]	702,472

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (19.6%) - continued
	Mizuho Financial Group,Inc.
$1,175,000	2.704%, (LIBOR 3M + 1.140%), 9/13/2021[b]	$1,195,340
1,500,000	2.408%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,517,777
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,k]	1,025,000
1,950,000	2.213%, (LIBOR 3M + 0.800%), 2/14/2020[b]	1,959,945
900,000	5.550%, 7/15/2020[b,k]	930,375
1,000,000	2.294%, (LIBOR 3M + 0.550%), 2/10/2021[b]	1,003,031
2,000,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	2,037,936
1,400,000	3.141%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,449,000
1,425,000	5.000%, 11/24/2025	1,541,961
	NCUA Guaranteed Notes
	1.929%, (LIBOR 1M + 0.350%), 12/7/2020, Ser.
858,894	2010-A1, Class Ab	859,996
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[h]	1,146,610
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,148,731
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	2,007,300
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	1,008,106
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[h]	1,399,289
	Royal Bank of Scotland Group plc
2,000,000	2.886%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,051,158
2,000,000	3.498%, 5/15/2023[b]	1,994,047
	Santander Holdings USA, Inc.
1,450,000	3.700%, 3/28/2022[h]	1,462,242
1,000,000	3.400%, 1/18/2023[h]	987,710
	Santander UK plc
750,000	3.125%, 1/8/2021	750,825
500,000	5.000%, 11/7/2023[h]	527,509
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,349,813
1,400,000	2.500%, 7/15/2021	1,389,159
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[h]	2,494,497
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[h]	1,980,510
2,000,000	2.500%, 4/5/2022[h]	1,971,664
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[h]	998,962
	State Street Corporation
2,062,000	2.336%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,098,080
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[h]	1,494,664
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	726,057
	Svenska Handelsbanken AB
500,000	2.090%, (LIBOR 3M + 0.490%), 6/17/2019[b]	502,426
	Swedbank AB
1,750,000	1.750%, 3/12/2018[h]	1,749,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Financials (19.6%) - continued
	Synchrony Financial
$1,175,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	$1,191,791
1,230,000	4.250%, 8/15/2024	1,259,197
	Toronto-Dominion Bank
1,400,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	1,426,276
	UBS AG
2,000,000	2.375%, (LIBOR 3M + 0.700%), 3/26/2018[b]	2,001,878
	USB Group Funding Jersey, Ltd.
1,750,000	3.115%, (LIBOR 3M + 1.440%), 9/24/2020[b,h]	1,789,925
	USB Realty Corporation
	2.867%, (LIBOR 3M + 1.147%),
1,200,000	1/15/2022[b,h,k]	1,081,500
	Voya Financial, Inc.
686,000	2.900%, 2/15/2018	686,223
500,000	5.650%, 5/15/2053[b]	531,250
	Wells Fargo & Company
1,760,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[b]	1,779,122
750,000	3.450%, 2/13/2023	756,269
1,400,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	1,443,220
900,000	5.875%, 6/15/2025[b,k]	978,930
900,000	4.100%, 6/3/2026	926,869

	Total	180,014,261

Foreign Government (0.7%)
	Argentina Government International Bond
1,440,000	5.625%, 1/26/2022	1,476,720
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[h]	999,596
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,699,702
	Kommunalbanken AS
2,540,000	1.500%, 10/22/2019[h]	2,503,610
	Poland Government International Bond
125,000	4.000%, 1/22/2024	131,252

	Total	6,810,880

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 2/1/2032[e]	11,624,234
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
167,034	6.500%, 9/1/2037	185,113
10,270,000	4.000%, 2/1/2048[e]	10,613,001
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
342,956	6.000%, 8/1/2024	381,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
257,547	3.480%, (LIBOR 12M + 1.730%), 9/1/2037[b]	268,290
107,451	2.821%, (LIBOR 12M + 1.071%), 10/1/2037[b]	106,405

Principal Amount	Long-Term Fixed Income (96.4%)	Value
Mortgage-Backed Securities (3.0%) - continued
$944,047	3.284%, (LIBOR 12M + 1.513%), 1/1/2043[b]	$967,351
3,035,098	1.752%, (LIBOR 12M + 1.550%), 7/1/2043[b]	3,129,510

	Total	27,275,154

Technology (2.4%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,125,207
	Apple, Inc.
2,450,000	1.691%, (LIBOR 3M + 0.300%), 5/6/2019[b]	2,459,121
1,900,000	1.713%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,911,310
	Broadcom Corporation
1,435,000	2.375%, 1/15/2020[h]	1,420,021
2,000,000	2.650%, 1/15/2023[h]	1,905,379
	Cisco Systems, Inc.
2,405,000	1.981%, (LIBOR 3M + 0.500%), 3/1/2019[b]	2,417,062
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[h]	872,601
	Hewlett Packard Enterprise Company
2,200,000	3.626%, (LIBOR 3M + 1.930%), 10/5/2018[b]	2,224,047
	Intel Corporation
745,000	3.100%, 7/29/2022	755,989
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020	1,982,920
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,310,675
1,500,000	2.625%, 2/15/2023	1,480,428
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	985,933
	VMware, Inc.
1,500,000	2.950%, 8/21/2022	1,453,804

	Total	22,304,497

Transportation (1.5%)
	Air Canada Pass Through Trust
1,025,708	3.875%, 3/15/2023[h]	1,030,837
	American Airlines Pass Through Trust
970,982	5.600%, 7/15/2020[h]	1,001,762
1,046,831	4.950%, 1/15/2023	1,100,533
687,404	3.700%, 5/1/2023	681,416
	British Airways plc
1,256,301	4.625%, 6/20/2024[h]	1,317,609
	Continental Airlines, Inc.
1,829,512	4.150%, 4/11/2024	1,904,339
	Delta Air Lines, Inc.
413,094	4.750%, 5/7/2020	427,057
110,592	4.950%, 11/23/2020	113,081
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[h]	1,372,879
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,204,605
	TTX Company
2,000,000	2.250%, 2/1/2019[h]	1,997,410
650,000	4.125%, 10/1/2023*	673,679
	US Airways Pass Through Trust
772,687	3.950%, 11/15/2025	796,350

	Total	13,621,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value
U.S. Government and Agencies (18.0%)
	Federal Home Loan Bank
$3,000,000	1.375%, 11/15/2019	$2,959,716
	Federal National Mortgage Association
15,000,000	2.375%, 1/19/2023	14,832,270
	U.S. Treasury Bonds
3,050,000	2.250%, 11/15/2027	2,927,404
6,750,000	5.500%, 8/15/2028	8,466,240
690,000	3.000%, 5/15/2042	701,186
3,255,000	2.500%, 5/15/2046	2,978,071
	U.S. Treasury Bonds, TIPS
5,343,250	0.125%, 1/15/2023	5,258,227
6,177,958	0.375%, 1/15/2027	6,052,164
6,554,470	0.375%, 7/15/2027	6,432,984
5,725,720	1.000%, 2/15/2046	6,019,176
	U.S. Treasury Notes
3,350,000	1.500%, 10/31/2019	3,314,668
61,000,000	1.750%, 11/30/2019	60,578,242
6,000,000	1.875%, 12/15/2020	5,932,031
2,800,000	1.125%, 8/31/2021	2,677,828
17,595,000	2.000%, 11/30/2022	17,178,493
1,500,000	2.125%, 7/31/2024	1,453,594
	U.S. Treasury Notes, TIPS
17,693,090	0.125%, 4/15/2021	17,531,018

	Total	165,293,312

Utilities (2.1%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,099,350
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,248,547
	DTE Energy Company
570,000	2.400%, 12/1/2019	567,433
	Electricite de France SA
1,000,000	5.250%, 1/29/2023[b,h,k]	1,027,500
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[h]	1,942,921
	Eversource Energy
1,250,000	1.450%, 5/1/2018	1,248,635
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,354,449
1,250,000	3.497%, 6/1/2022	1,258,543
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,130,658
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022[h]	1,480,168
	National Rural Utilities Cooperative
	Finance Corporation
850,000	4.750%, 4/30/2043[b]	883,144
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,442,597
	Public Service Electric And Gas
	Company
2,070,000	1.800%, 6/1/2019	2,053,735
	Sempra Energy
1,420,000	2.400%, 3/15/2020	1,414,084
	Southern California Edison Company
835,000	2.400%, 2/1/2022	819,588

	Total	18,971,352

	Total Long-Term Fixed Income (cost $888,478,812)	886,817,282

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
54,000	Citigroup Capital XIII, 8.137%[b]	$1,460,700
7,350	Farm Credit Bank of Texas,
	6.750%[b,h,k]	799,313

	Total	2,260,013

	Total Preferred Stock (cost $2,225,400)	2,260,013

Shares or Principal Amount	Short-Term Investments (5.0%)	Value
	Federal Home Loan Bank Discount Notes
3,300,000	1.287%, 2/2/2018[l]	3,299,881
400,000	1.300%, 2/8/2018[l]	399,899
800,000	1.258%, 2/14/2018[l]	799,625
2,800,000	1.300%, 2/16/2018[l,m]	2,798,482
	Thrivent Core Short-Term Reserve Fund
3,841,239	1.640%	38,412,392
	U.S. Treasury Bills
120,000	1.415%, 4/12/2018[l,n]	119,682
120,000	1.379%, 4/26/2018[l,n]	119,603

	Total Short-Term Investments (cost $45,949,577)	45,949,564

	Total Investments (cost $943,320,238) 102.3%	$941,223,555

	Other Assets and Liabilities, Net (2.3%)	(21,225,150)

	Total Net Assets 100.0%	$919,998,405

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $233,993,643 or 25.4% of total net assets.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At January 31, 2018, $239,285 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of January 31, 2018 was $74,172,719 or 8.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,300,000
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,400,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,050,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,450,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	3,800,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,810,058
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,000,000
CLUB Credit Trust, 4/17/2023	6/14/2017	705,530
Cold Storage Trust, 4/15/2036	4/20/2017	4,850,000
Colt Mortgage Loan Trust, 5/27/2047	4/27/2017	2,143,845
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	398,976
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	1,384,035
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	1,891,717
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	816,045
FRS, LLC, 4/15/2043	4/10/2013	787,936
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,200,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,450,000
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,569,754
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,539,886
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	2,800,000
NRZ Excess Spread-Collateralized Notes Series, 1/25/2023	1/24/2018	2,549,967
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,350,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,300,000
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	1,325,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	733,567
TTX Company, 10/1/2023	9/19/2013	649,994
Upstart Securitization Trust, 6/20/2024	6/13/2017	1,843,918
Voya CLO 2014-3, Ltd., 7/25/2026	12/13/2017	3,050,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	373,221

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	118,879	–	62,782	56,097
Capital Goods	105,362	–	105,362	–
Communications Services	2,397,760	–	2,397,760	–
Consumer Cyclical	1,553,800	–	1,553,800	–
Consumer Non-Cyclical	615,450	–	615,450	–
Energy	481,123	–	481,123	–
Financials	119,171	–	119,171	–
Technology	615,431	–	615,431	–
Utilities	189,720	–	189,720	–
Long-Term Fixed Income
Asset-Backed Securities	221,386,983	–	214,001,894	7,385,089
Basic Materials	7,578,374	–	7,578,374	–
Capital Goods	6,676,799	–	6,676,799	–
Collateralized Mortgage Obligations	42,694,471	–	38,741,725	3,952,746
Commercial Mortgage-Backed Securities	45,534,742	–	45,534,742	–
Communications Services	18,315,285	–	18,315,285	–
Consumer Cyclical	19,337,915	–	19,337,915	–
Consumer Non-Cyclical	54,156,855	–	54,156,855	–
Energy	36,844,845	–	36,844,845	–
Financials	180,014,261	–	180,014,261	–
Foreign Government	6,810,880	–	6,810,880	–
Mortgage-Backed Securities	27,275,154	–	27,275,154	–
Technology	22,304,497	–	22,304,497	–
Transportation	13,621,557	–	13,621,557	–
U.S. Government and Agencies	165,293,312	–	165,293,312	–
Utilities	18,971,352	–	18,971,352	–
Preferred Stock
Financials	2,260,013	1,460,700	799,313	–
Short-Term Investments	7,537,172	–	7,537,172	–
Subtotal Investments in Securities	$902,811,163	$1,460,700	$889,956,531	$11,393,932

Other Investments *	Total
Short-Term Investments	38,412,392
Subtotal Other Investments	$38,412,392
Total Investments at Value	$941,223,555

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,792,322	2,792,322	–	–
Total Asset Derivatives	$2,792,322	$2,792,322	$–	$–

Liability Derivatives
Futures Contracts	925,302	925,302	–	–
Total Liability Derivatives	$925,302	$925,302	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $999,458 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 2-Yr. U.S. Treasury Note	483	March 2018	$103,657,804	($665,598)
Ultra 10-Yr. U.S. Treasury Note	64	March 2018	8,592,705	(259,704)

Total Futures Long Contracts			$112,250,509	($925,302)

CBOT 10-Yr. U.S. Treasury Note	(366)	March 2018	($45,685,925)	$1,188,329
CBOT 5-Yr. U.S. Treasury Note	(577)	March 2018	(67,308,868)	1,120,655
CBOT U.S. Long Bond	(72)	March 2018	(11,047,266)	404,766
CME Ultra Long Term U.S. Treasury Bond	(16)	March 2018	(2,669,572)	78,572

Total Futures Short Contracts			($126,711,631)	$2,792,322

Total Futures Contracts			($14,461,122)	$1,867,020

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 -1/31/2018
Cash Management Trust-
Collateral Investment	$3,467	$5,978	$9,445	$–	$–	–	$–	$1
Core Short-Term Reserve	42,477	75,644	79,709	–	–	3,841	38,412	156
Total Value and Income Earned	$45,944			$–	$–		$38,412	$157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.8%)	Value
Consumer Discretionary (8.4%)
600	ABC-MART, Inc.	$39,043
275	Carnival Corporation	19,693
551	Carnival plc	38,876
2,293	Comcast Corporation	97,521
218	Genuine Parts Company	22,687
584	Home Depot, Inc.	117,326
1,700	Nikon Corporation	33,152
200	Rinnai Corporation	18,884
1,100	Sankyo Company, Ltd.	35,740
2,900	Sega Sammy Holdings, Inc.	40,591
1,136	Shaw Communications, Inc.	24,798
300	SHIMAMURA Company, Ltd.	35,269
9,600	Singapore Press Holdings, Ltd.	19,278
3,500	Techtronic Industries Company, Ltd.	23,310
907	TJX Companies, Inc.	72,850
6,700	Yamada Denki Company, Ltd.	39,786
7,000	Yue Yuen Industrial Holdings, Ltd.	31,588

	Total	710,392

Consumer Staples (9.2%)
850	Altria Group, Inc.	59,789
2,159	Coca-Cola Company	102,747
615	Colgate-Palmolive Company	45,658
1,095	Conagra Brands, Inc.	41,610
423	Hershey Company	46,670
1,100	Japan Tobacco, Inc.	36,454
600	Lawson, Inc.	40,689
185	McCormick & Company, Inc.	20,122
216	Nestle SA	18,658
700	NH Foods, Ltd.	16,861
929	PepsiCo, Inc.	111,759
501	Sysco Corporation	31,498
1,607	Unilever plc	90,950
1,078	Wal-Mart Stores, Inc.	114,915

	Total	778,380

Energy (3.0%)
5,926	BP plc	42,278
1,248	Caltex Australia, Ltd.	34,932
347	Chevron Corporation	43,497
1,274	Exxon Mobil Corporation	111,220
3,250	JXTG Holdings, Inc.	21,637

	Total	253,564

Financials (13.0%)
1,420	AGNC Investment Corporation	26,682
45	Alleghany Corporation[a]	28,246
986	Allstate Corporation	97,387
3,866	Annaly Capital Management, Inc.	40,748
646	Aon plc	91,842
223	Arch Capital Group, Ltd.[a]	20,280
473	Berkshire Hathaway, Inc.[a]	101,402
575	Chubb, Ltd.	89,786
1,034	Hartford Financial Services Group, Inc.	60,758
379	Intact Financial Corporation	31,777
899	Loews Corporation	46,433
1,053	Marsh & McLennan Companies, Inc.	87,947
456	Nasdaq, Inc.	36,895
380	Pargesa Holding SA	34,642
28	Partners Group Holding AG	21,757
1,996	Progressive Corporation	107,984
197	Swiss Re AG	19,431
148	Travelers Companies, Inc.	22,188
1,286	U.S. Bancorp	73,482
1,824	United Overseas Bank, Ltd.	38,072

Shares	Common Stock (86.8%)	Value
Financials (13.0%) - continued
341	W.R. Berkley Corporation	$24,886

	Total	1,102,625

Health Care (13.0%)
1,401	Abbott Laboratories	87,086
7,400	Astellas Pharmaceutical, Inc.	97,319
498	CIGNA Corporation	103,758
850	Eli Lilly and Company	69,233
775	Johnson & Johnson	107,097
128	Laboratory Corporation of America Holdings[a]	22,336
932	Medtronic plc	80,050
1,800	Mitsubishi Tanabe Pharma Corporation	36,607
1,323	Novo Nordisk AS	73,424
2,985	Pfizer, Inc.	110,565
348	Roche Holding AG	85,982
168	Sonova Holding AG	27,093
535	Stryker Corporation	87,943
1,200	Takeda Pharmaceutical Company, Ltd.	70,289
194	UnitedHealth Group, Inc.	45,935

	Total	1,104,717

Industrials (13.3%)
394	3M Company	98,697
1,000	CK Hutchison Holdings, Ltd.	13,488
309	Expeditors International of Washington, Inc.	20,070
126	General Dynamics Corporation	28,032
499	Honeywell International, Inc.	79,675
305	Jardine Matheson Holdings, Ltd.	19,361
1,000	Kurita Water Industries, Ltd.	32,828
343	Lockheed Martin Corporation	121,714
229	MAN AG	27,238
262	Northrop Grumman Corporation	89,219
567	Raytheon Company	118,469
3,845	RELX plc	85,089
296	Republic Services, Inc.	20,365
2,951	Royal Mail plc	19,662
88	Schindler Holding AG	21,418
156	Schindler Holding AG, Participation Certificate	39,088
19	SGS SA	51,075
3,800	Singapore Airlines, Ltd.	32,728
8,900	Singapore Airport Terminal Services, Ltd.	37,426
837	Waste Connections, Inc.	60,113
1,264	Waste Management, Inc.	111,776

	Total	1,127,531

Information Technology (13.1%)
131	Accenture plc	21,052
776	Amphenol Corporation	71,989
1,012	Automatic Data Processing, Inc.	125,114
410	Broadridge Financial Solutions, Inc.	39,528
597	CA, Inc.	21,402
2,400	Canon, Inc.	95,760
192	Check Point Software Technologies, Ltd.[a]	19,855
2,740	Cisco Systems, Inc.	113,820
469	eBay, Inc.[a]	19,032
1,157	Fidelity National Information Services, Inc.	118,430
394	Fiserv, Inc.[a]	55,491
413	FLIR Systems, Inc.	21,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.8%)	Value
Information Technology (13.1%) - continued
160	International Business Machines Corporation	$26,192
718	MasterCard, Inc.	121,342
819	Microsoft Corporation	77,813
1,706	Oracle Corporation	88,013
400	Otsuka Corporation	33,675
450	Synopsys, Inc.[a]	41,674

	Total	1,111,332

Materials (2.5%)
38	EMS-CHEMIE Holding AG	27,934
23	Givaudan SA	55,367
900	Kuraray Company, Ltd.	16,905
1,791	Newcrest Mining, Ltd.	32,755
1,924	Newmont Mining Corporation	77,941

	Total	210,902

Real Estate (2.5%)
200	Daito Trust Construction Company, Ltd.	35,053
957	Duke Realty Corporation	25,274
10,000	Hang Lung Properties, Ltd.	26,358
6,000	Hysan Development Company, Ltd.	33,518
7,500	Kerry Properties, Ltd.	35,857
2,500	Link REIT	22,126
952	UDR, Inc.	34,777

	Total	212,963

Telecommunications Services (4.0%)
636	BCE, Inc.	29,742
21,000	HKT Trust and HKT, Ltd.	26,174
1,100	Nippon Telegraph & Telephone Corporation	52,673
4,700	NTT DOCOMO, Inc.	116,783
63,000	PCCW, Ltd.	36,283
92	Swisscom AG	50,240
806	TELUS Corporation	30,346

	Total	342,241

Utilities (4.8%)
959	American Electric Power Company, Inc.	65,960
1,600	Chubu Electric Power Company, Inc.	20,163
512	CMS Energy Corporation	22,912
391	Edison International, Inc.	24,449
1,900	Osaka Gas Company, Ltd.	37,796
1,585	PPL Corporation	50,514
994	Southern Company	44,840
1,500	Tokyo Gas Company, Ltd.	35,791
734	WEC Energy Group, Inc.	47,196
1,348	Xcel Energy, Inc.	61,523

	Total	411,144

	Total Common Stock (cost $6,653,914)	7,365,791

Shares	Preferred Stock (0.9%)	Value
Consumer Staples (0.9%)
555	Henkel AG & Company KGaA, 1.620%	77,614

	Total	77,614

	Total Preferred Stock (cost $73,657)	77,614

Shares or Principal Amount	Short-Term Investments (12.2%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.300%, 2/16/2018b,c	$99,946
	Thrivent Core Short-Term Reserve Fund
93,902	1.640%	939,017

	Total Short-Term Investments (cost $1,038,963)	1,038,963

	Total Investments (cost $7,766,534) 99.9%	$8,482,368

	Other Assets and Liabilities, Net 0.1%	6,716

	Total Net Assets 100.0%	$8,489,084

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	710,392	330,077	380,315	–
Consumer Staples	778,380	574,768	203,612	–
Energy	253,564	154,717	98,847	–
Financials	1,102,625	956,946	145,679	–
Health Care	1,104,717	714,003	390,714	–
Industrials	1,127,531	748,130	379,401	–
Information Technology	1,111,332	981,897	129,435	–
Materials	210,902	77,941	132,961	–
Real Estate	212,963	60,051	152,912	–
Telecommunications Services	342,241	–	342,241	–
Utilities	411,144	317,394	93,750	–
Preferred Stock
Consumer Staples	77,614	–	77,614	–
Short-Term Investments	99,946	–	99,946	–
Subtotal Investments in Securities	$7,543,351	$4,915,924	$2,627,427	$–

Other Investments *	Total
Short-Term Investments	939,017
Subtotal Other Investments	$939,017
Total Investments at Value	$8,482,368

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,430	12,430	–	–
Total Asset Derivatives	$12,430	$12,430	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $99,946 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
Eurex MSCI World Index	12	March 2018	$738,050	$12,430

Total Futures Long Contracts			$738,050	$12,430

Total Futures Contracts			$738,050	$12,430

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Core Short-Term Reserve	$266	$2,326	$1,653	$–	$–	94	$939	$2
Total Value and Income Earned	$266			$–	$–		$939	$2

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (86.3%)	Value
Consumer Discretionary (8.3%)
1,241,325	American Axle & Manufacturing Holdings, Inc.[a]	$21,909,386
525,800	DISH Network Corporation[a]	24,660,020
229,075	Dollar Tree, Inc.[a]	26,343,625
431,350	Six Flags Entertainment Corporation[b]	29,142,006
621,426	Toll Brothers, Inc.	28,946,023
144,225	Whirlpool Corporation	26,165,300

	Total	157,166,360

Consumer Staples (1.1%)
532,325	Hain Celestial Group, Inc.[a]	20,302,875

	Total	20,302,875

Energy (4.9%)
165,710	Andeavor	17,923,194
200,584	Oil States International, Inc.[a,b]	6,418,688
905,213	Parsley Energy, Inc.[a]	21,363,027
1,034,500	Patterson-UTI Energy, Inc.	24,434,890
1,496,365	WPX Energy, Inc.[a]	22,041,456

	Total	92,181,255

Financials (18.0%)
1,047,950	Ally Financial, Inc.	31,197,472
1,073,200	Assured Guaranty, Ltd.	38,195,188
494,200	E*TRADE Financial Corporation[a]	26,044,340
312,850	First Republic Bank	28,015,718
1,847,426	Huntington Bancshares, Inc.	29,891,353
369,275	Interactive Brokers Group, Inc.	23,629,907
2,316,150	KeyCorp	49,565,610
33,960	Markel Corporation[a]	38,975,552
1,398,550	Zions Bancorporation	75,563,656

	Total	341,078,796

Health Care (6.1%)
228,575	Edwards Lifesciences Corporation[a]	28,933,023
936,375	Myriad Genetics, Inc.[a]	34,533,510
214,789	Universal Health Services, Inc.	26,096,864
116,100	Waters Corporation[a]	25,032,321

	Total	114,595,718

Industrials (19.0%)
419,075	AGCO Corporation	30,433,226
319,350	Brink’s Company	26,633,790
518,025	CSX Corporation	29,408,279
199,300	Huntington Ingalls Industries, Inc.	47,341,722
502,762	Oshkosh Corporation	45,610,569
245,450	SiteOne Landscape Supply, Inc.[a,b]	18,693,472
1,119,440	Southwest Airlines Company	68,061,952
409,050	United Continental Holdings, Inc.[a]	27,741,771
238,105	Verisk Analytics, Inc.[a]	23,822,405
268,550	WABCO Holdings, Inc.[a]	41,461,435

	Total	359,208,621

Information Technology (16.5%)
675,300	Akamai Technologies, Inc.[a]	45,238,347
229,850	Alliance Data Systems Corporation	58,993,301
467,453	PayPal Holdings, Inc.[a]	39,883,090
468,200	Red Hat, Inc.[a]	61,512,116
796,300	Teradata Corporation[a]	32,250,150
629,476	Teradyne, Inc.	28,855,180
1,731,675	Twitter, Inc.[a]	44,694,532

	Total	311,426,716

Materials (4.6%)
952,900	Owens-Illinois, Inc.[a]	22,126,338

Shares	Common Stock (86.3%)	Value
Materials (4.6%) - continued
1,422,533	Steel Dynamics, Inc.	$64,582,998

	Total	86,709,336

Real Estate (5.8%)
255,600	Camden Property Trust	22,124,736
189,800	Digital Realty Trust, Inc.	21,248,110
813,400	Duke Realty Corporation	21,481,894
881,500	General Growth Properties, Inc.	20,300,945
1,173,059	Host Hotels & Resorts, Inc.	24,352,705

	Total	109,508,390

Utilities (2.0%)
202,500	PG&E Corporation	8,592,075
551,300	Public Service Enterprise Group, Inc.	28,595,931

	Total	37,188,006

	Total Common Stock (cost $1,071,337,743)	1,629,366,073

Shares	Collateral Held for Securities Loaned (1.9%)	Value
36,536,050	Thrivent Cash Management Trust	36,536,050

	Total Collateral Held for Securities Loaned (cost $36,536,050)	36,536,050

Shares or Principal Amount	Short-Term Investments (12.4%)	Value
	Federal Farm Credit Bank Discount Notes
3,200,000	1.320%, 3/28/2018[c]	3,193,498
	Federal Home Loan Bank Discount Notes
3,000,000	1.290%, 2/6/2018[c]	2,999,457
7,400,000	1.276%, 2/7/2018[c]	7,398,394
11,980,000	1.282%, 2/9/2018[c]	11,976,538
1,200,000	1.258%, 2/14/2018[c]	1,199,437
11,500,000	1.300%, 2/16/2018[c]	11,493,767
6,350,000	1.303%, 2/21/2018[c]	6,345,415
2,000,000	1.300%, 2/26/2018[c]	1,998,194
5,000,000	1.320%, 2/28/2018[c]	4,995,125
8,300,000	1.320%, 3/2/2018[c]	8,291,111
7,000,000	1.325%, 3/6/2018[c]	6,991,467
2,150,000	1.320%, 3/9/2018[c]	2,147,141
200,000	1.325%, 3/12/2018[c]	199,712
3,200,000	1.310%, 3/16/2018[c]	3,194,915
2,100,000	1.405%, 4/4/2018[c]	2,094,863
	Thrivent Core Short-Term Reserve Fund
15,907,504	1.640%	159,075,036

	Total Short-Term Investments (cost $233,594,392)	233,594,070

	Total Investments (cost $1,341,468,185) 100.6%	$1,899,496,193

	Other Assets and Liabilities, Net (0.6%)	(11,721,713)

	Total Net Assets 100.0%	$1,887,774,480

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MID CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$35,570,496

Total lending	$35,570,496
Gross amount payable upon return of collateral for securities loaned	$36,536,050

Net amounts due to counterparty	$965,554

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	157,166,360	157,166,360	–	–
Consumer Staples	20,302,875	20,302,875	–	–
Energy	92,181,255	92,181,255	–	–
Financials	341,078,796	341,078,796	–	–
Health Care	114,595,718	114,595,718	–	–
Industrials	359,208,621	359,208,621	–	–
Information Technology	311,426,716	311,426,716	–	–
Materials	86,709,336	86,709,336	–	–
Real Estate	109,508,390	109,508,390	–	–
Utilities	37,188,006	37,188,006	–	–
Short-Term Investments	74,519,034	–	74,519,034	–
Subtotal Investments in Securities	$1,703,885,107	$1,629,366,073	$74,519,034	$–

Other Investments *	Total
Short-Term Investments	159,075,036
Collateral Held for Securities Loaned	36,536,050
Subtotal Other Investments	$195,611,086
Total Investments at Value	$1,899,496,193

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$661	$139,428	$103,553	$–	$–	36,536	$36,536	$1
Core Short-Term Reserve	85,301	87,314	13,540	–	–	15,908	159,075	378
Total Value and Income Earned	$85,962			$–	$–		$195,611	$379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$263,672	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$265,649
	Big River Steel, LLC, Term Loan
269,325	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	275,385
	Chemours Company, Term Loan
310,918	4.080%, (LIBOR 1M + 2.500%), 5/12/2022[b]	313,185
	CONSOL Mining Corporation, Term Loan
250,000	7.470%, (LIBOR 3M + 6.000%), 10/30/2022[b]	254,793
	Contura Energy, Inc., Term Loan
416,025	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	414,985
	Peabody Energy Corporation, Term Loan
284,853	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	288,533
	Tronox Finance, LLC, Term Loan
182,907	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	184,540
422,093	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	425,862

	Total	2,422,932

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
239,385	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	240,826
	Berry Plastics Corporation, Term Loan
462,669	3.804%, (LIBOR 1M + 2.250%), 1/19/2024[b]	465,690
	Cortes NP Intermediate Holding II Corporation, Term Loan
705,713	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	712,770
	Navistar, Inc., Term Loan
470,000	5.060%, (LIBOR 1M + 3.500%), 11/3/2024[b]	473,722
	Sterigenics-Nordion Holdings, LLC, Term Loan
550,838	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	552,215

	Total	2,445,223

Communications Services (0.5%)
	Cengage Learning Acquisitions, Term Loan
683,373	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	662,530
	CenturyLink, Inc., Term Loan
555,000	4.317%, (LIBOR 1M + 2.750%), 1/31/2025[b]	546,331
	Charter Communications Operating, LLC, Term Loan
500,000	3.580%, (LIBOR 1M + 2.000%), 4/13/2025[b]	502,735
	Coral-US Co-Borrower, LLC, Term Loan
1,095,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	1,099,698

Principal Amount	Bank Loans (1.6%)[a]	Value
Communications Services (0.5%) - continued
	Frontier Communications Corporation, Term Loan
$492,525	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	$482,266
	Hargray Merger Subsidiary Corporation, Term Loan
288,849	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	290,533
	Intelsat Jackson Holdings SA, Term Loan
400,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	396,644
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	874,836
110,493	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	100,549
	McGraw-Hill Global Education Holdings, LLC, Term Loan
839,111	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	837,013
	Mediacom Illinois, LLC, Term Loan
208,425	3.720%, (LIBOR 1W + 2.250%), 2/15/2024[b,c]	210,770
	NEP/NCP Holdco, Inc., Term Loan
575,616	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	576,877
45,374	8.554%, (LIBOR 1M + 7.000%), 1/23/2023[b]	45,544
	New LightSquared, Term Loan
134,756	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,d]	124,649
	Radiate Holdco, LLC, Term Loan
980,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,e,f]	982,626
	Raycom TV Broadcasting, LLC, Term Loan
369,075	4.311%, (LIBOR 1M + 2.750%), 8/18/2024[b]	369,998
	SFR Group SA, Term Loan
193,538	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	185,554
	Sinclair Television Group, Inc., Term Loan
860,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,e,f]	867,164
	Sprint Communications, Inc., Term Loan
868,437	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	870,244
	Syniverse Holdings, Inc., Term Loan
554,261	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	551,839
	Univision Communications, Inc., Term Loan
697,014	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	697,265
	WideOpenWest Finance, LLC, Term Loan
362,093	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	361,792

	Total	11,637,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Cyclical (0.2%)
	Amaya Holdings BV, Term Loan
$1,007,361	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	$1,014,604
	Burlington Coat Factory Warehouse Corporation, Term Loan
423,938	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	424,997
	Ceridian HCM Holding, Inc., Term Loan
254,168	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	255,503
	Four Seasons Hotels, Ltd., Term Loan
396,992	4.073%, (LIBOR 1M + 2.500%), 11/30/2023[b]	400,549
	Golden Entertainment, Inc., Term Loan
675,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	679,219
105,000	8.570%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	105,525
	Golden Nugget, Inc., Term Loan
532,303	4.875%, (LIBOR 2M + 3.250%), 10/4/2023[b]	538,238
	IMG Worldwide, Inc., Term Loan
200,000	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	200,750
	KAR Auction Services, Inc., Term Loan
213,281	4.250%, (LIBOR 3M + 2.500%), 3/9/2023[b]	215,324
	Mohegan Tribal Gaming Authority, Term Loan
501,883	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	506,275
	Scientific Games International, Inc., Term Loan
1,017,450	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	1,022,680

	Total	5,363,664

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,019,834	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	1,027,992
105,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,e,f]	106,234
	Albertson’s, LLC, Term Loan
254,674	4.324%, (LIBOR 1M + 2.750%), 8/25/2021[b,e,f]	253,082
351,392	4.675%, (LIBOR 3M + 3.000%), 12/21/2022[b]	349,235
447,841	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	444,715
	CHS/Community Health Systems, Inc., Term Loan
411,886	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	403,883
	Endo Luxembourg Finance Company I SARL., Term Loan
293,525	5.875%, (LIBOR 1M + 4.250%), 4/27/2024[b]	293,672
	JBS USA LUX SA, Term Loan
823,775	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	817,391

Principal Amount	Bank Loans (1.6%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$729,729	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	$735,888
	Revlon Consumer Products Corporation, Term Loan
337,437	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	265,057
	Valeant Pharmaceuticals International, Inc., Term Loan
695,305	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,e,f]	705,651

	Total	5,402,800

Energy (0.1%)
	Calpine Corporation, Term Loan
364,067	4.200%, (LIBOR 3M + 2.500%), 1/15/2024[b]	365,763
	Houston Fuel Oil Terminal, LLC, Term Loan
609,525	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	616,382
	MEG Energy Corporation, Term Loan
233,238	5.200%, (LIBOR 3M + 3.500%), 12/31/2023[b]	233,937
	MRC Global US, Inc., Term Loan
195,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b] 197,438
	Pacific Drilling SA, Term Loan
416,512	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	179,621

	Total	1,593,141

Financials (0.2%)
	ASP AMC Merger Sub, Inc., Term Loan
629,401	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	632,548
	Avolon TLB Borrower 1 US, LLC, Term Loan
562,175	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	561,096
	Delos Finance SARL, Term Loan
230,000	3.693%, (LIBOR 3M + 2.000%), 10/6/2023[b]	231,762
	Digicel International Finance, Ltd., Term Loan
565,000	0.000%, (LIBOR 3M + 3.250%), 5/10/2024[b,e,f]	570,650
	DJO Finance, LLC, Term Loan
390,000	4.885%, (LIBOR 1M + 3.250%), 6/7/2020[b]	385,125
	MoneyGram International, Inc., Term Loan
609,389	4.943%, (LIBOR 3M + 3.250%), 3/28/2020[b]	608,883
	TransUnion, LLC, Term Loan
394,013	3.574%, (LIBOR 1M + 2.000%), 4/9/2023[b]	396,309

	Total	3,386,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.6%)[a]	Value
Technology (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
$614,346	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$620,950
	Rackspace Hosting, Inc., Term Loan
457,700	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	461,623
	TNS, Inc., Term Loan
557,440	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	559,068
	Western Digital Corporation, Term Loan
723,188	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	728,069

	Total	2,369,710

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
711,425	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	718,987
	OSG Bulk Ships, Inc., Term Loan
149,678	5.650%, (LIBOR 3M + 4.250%), 8/5/2019[b]	144,814
	XPO Logistics, Inc., Term Loan
370,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	372,705

	Total	1,236,506

Utilities (<0.1%)
	EnergySolutions, LLC, Term Loan
175,000	6.450%, (LIBOR 3M + 4.750%), 5/29/2020[b,c]	178,500
	HD Supply Waterworks, Term Loan
314,212	4.455%, (LIBOR 1M + 3.000%), 7/21/2024[b]	315,981
	Intergen NV, Term Loan
312,585	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	312,585
	Talen Energy Supply, LLC, Term Loan
233,076	5.573%, (LIBOR 1M + 4.000%), 7/6/2023[b]	234,708

	Total	1,041,774

	Total Bank Loans (cost $36,990,799)	36,899,580

Shares	Registered Investment Companies (42.6%)	Value
Affiliated Equity Holdings (30.3%)
2,203,086	Thrivent Core International Equity Fund	23,330,686
12,490,426	Thrivent Large Cap Growth Fund, Class S	154,381,662
1,828,360	Thrivent Large Cap Stock Fund, Class S	53,058,996
8,148,795	Thrivent Large Cap Value Fund, Class S	196,793,411
3,723,782	Thrivent Mid Cap Stock Fund, Class S	109,069,568
12,134,999	Thrivent Partner Worldwide Allocation Fund, Class S	142,707,590

Shares	Registered Investment Companies (42.6%)	Value
Affiliated Equity Holdings (30.3%) - continued
1,184,540	Thrivent Small Cap Stock Fund, Class S	$31,698,281

	Total	711,040,194

Affiliated Fixed Income Holdings (10.5%)
3,580,644	Thrivent Core Emerging Markets Debt Fund	35,054,507
7,559,990	Thrivent High Yield Fund, Class S	36,741,551
12,154,338	Thrivent Income Fund, Class S	111,090,646
5,088,005	Thrivent Limited Maturity Bond Fund, Class S	63,243,897

	Total	246,130,601

Equity Funds/Exchange Traded Funds (0.6%)
5,609	iShares Russell 2000 Growth Index Fund	1,086,744
2,411	iShares Russell 2000 Index Fund	376,984
3,840	Materials Select Sector SPDR Fund	241,728
34,485	SPDR S&P 500 ETF Trust	9,721,321
10,410	SPDR S&P Biotech ETF	971,982
7,020	SPDR S&P Metals & Mining ETF	259,038
3,380	SPDR S&P Oil & Gas Exploration & Production ETF	124,756
21,200	VanEck Vectors Oil Services ETF	582,152

	Total	13,364,705

Fixed Income Funds/Exchange Traded Funds (1.2%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,086,000
95,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,412,653
66,188	SPDR Bloomberg Barclays High Yield Bond ETF	2,429,100
140,900	Vanguard Short-Term Corporate Bond ETF	11,135,327

	Total	27,063,080

	Total Registered Investment Companies (cost $713,234,207)	997,598,580

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
	2.061%, (LIBOR 1M + 0.500%), 2/25/2036, Ser.
95,993	2013-1, Class Ab,i	95,667
	ALM Loan Funding CLO
	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser.
	2014-11A,
675,000	Class A1R*,b	676,530
	AMSR Trust
	2.956%, (LIBOR 1M + 1.400%), 11/17/2033, Ser.
725,000	2016-SFR1, Class Ab,i	728,905
	Apidos CLO XVIII
	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser.
650,000	2014-18A, Class A1R*,b	650,956
	Babson CLO, Ltd.
	2.881%, (LIBOR 3M + 1.150%),
	10/17/2026, Ser. 2014-IIA,
210,000	Class AR*,b	210,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Asset-Backed Securities (1.0%) - continued
	Betony CLO, Ltd.
	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser.
$190,000	2015-1A, Class AR*,b	$191,179
	Birchwood Park CLO, Ltd.
	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser.
210,000	2014-1A, Class AR*,b	210,620
	BlueMountain CLO, Ltd.
	2.862%, (LIBOR 3M + 1.140%), 10/15/2026, Ser.
475,000	2014-3A, Class A1R*,b	476,169
	Carlyle Global Market Strategies CLO, Ltd.
	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser.
200,000	2014-4A, Class A1R*,b	200,548
	Cent CLO 16, LP
	2.627%, (LIBOR 3M + 1.250%), 8/1/2024, Ser.
124,627	2012-16A, Class A1AR*,b	124,854
	Cent CLO 22, Ltd.
	2.802%, (LIBOR 3M + 1.410%), 11/7/2026, Ser.
200,000	2014-22A, Class A1R*,b	200,312
	Commonbond Student Loan Trust
	2.730%, 10/25/2040, Ser.
484,819	2016-B, Class A1[i]	478,430
	DRB Prime Student Loan Trust
	3.200%, 1/25/2040, Ser.
516,825	2015-D, Class A2*	516,385
	2.890%, 6/25/2040, Ser.
549,773	2016-B, Class A2[i]	544,130
	Dryden 34 Senior Loan Fund CLO
	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser.
250,000	2014-34A, Class AR*,b	250,898
	Earnest Student Loan Program, LLC 3.020%, 5/25/2034, Ser.
563,031	2016-B, Class A2[i]	561,628
	Edlinc Student Loan Funding Trust
	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser.
26,651	2012-A, Class AT*,b	27,080
	Galaxy XX CLO, Ltd.
	3.195%, (LIBOR 3M + 1.450%), 7/20/2027, Ser.
650,000	2015-20A, Class A*,b	651,182
	GoldenTree Loan Opportunities IX, Ltd.
	3.130%, (LIBOR 3M + 1.370%),
	10/29/2026, Ser. 2014-9A,
250,000	Class AR*,b	250,705
	Golub Capital Partners, Ltd.
	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser.
769,000	2015-22A, Class AR*,b	774,791
	Limerock CLO III, LLC
	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser.
650,000	2014-3A, Class A1R*,b	650,536
	Madison Park Funding XIV, Ltd.
	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser.
725,000	2014-14A, Class A1R*,b	727,715

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Asset-Backed Securities (1.0%) - continued
	Magnetite XII, Ltd.
	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser.
$650,000	2015-12A, Class AR*,b	$653,955
	Marlette Funding Trust
	2.390%, 7/15/2024, Ser.
764,923	2017-2A, Class Ai	765,434
	Morgan Stanley Bank of America
	Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
700,000	2012-C5, Class A4	705,468
	3.246%, 12/15/2047, Ser.
700,000	2014-C19, Class A3	702,149
	Morgan Stanley Capital, Inc.
	1.711%, (LIBOR 1M + 0.150%), 2/25/2037, Ser.
862,095	2007-NC2, Class A2FPb	561,584
	Mountain View CLO, Ltd.
	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser.
675,000	2015-9A, Class A1A*,b	675,980
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
4,607	2016-LC1, Class A*	4,612
	Neuberger Berman CLO XIV, Ltd.
	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser.
425,000	2013-14A, Class AR*,b	427,755
	Neuberger Berman CLO, Ltd.
	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser.
180,000	2014-17A, Class AR*,b	181,021
	Octagon Investment Partners XX, Ltd.
	2.543%, (LIBOR 3M + 1.130%), 8/12/2026, Ser.
675,000	2014-1A, Class AR*,b	676,077
	OZLM VIII, Ltd.
	2.861%, (LIBOR 3M + 1.130%),
	10/17/2026, Ser. 2014-8A,
210,000	Class A1AR*,b	210,476
	Race Point IX CLO, Ltd.
	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser.
600,000	2015-9A, Class A1AR*,b	604,430
	Renaissance Home Equity Loan Trust
	6.011%, 5/25/2036, Ser.
1,244,607	2006-1, Class AF4[j]	939,318
	Shackleton, Ltd.
	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser.
675,000	2015-7A, Class AR*,b	676,723
	SLM Student Loan Trust
	1.961%, (LIBOR 1M + 0.400%), 3/25/2025, Ser.
129,970	2010-1, Class Ab	129,122
	2.610%, (LIBOR 1M + 1.050%), 5/17/2027, Ser.
49,285	2013-A, Class A2Bb,i	49,443
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
550,835	2016-1, Class Ai	553,599
	3.050%, 12/26/2025, Ser.
647,624	2016-3, Class Ai	649,465
	2.140%, 9/25/2026, Ser.
651,692	2017-5, Class A1[i]	649,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Asset-Backed Securities (1.0%) - continued
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
$239,139	2015-A, Class A2[i]	$237,941
	2.490%, 1/25/2036, Ser.
1,500,000	2016-E, Class A2Bi	1,471,331
	Stanwich Mortgage Loan Company, LLC
	3.598%, 3/16/2022, Ser.
330,363	2017-NPA1, Class A1*,j	330,593
	Symphony CLO VIII, Ltd.
	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser.
50,508	2012-8A, Class AR*,b	50,570
	Symphony CLO XV, Ltd.
	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser.
650,000	2014-15A, Class AR*,b	651,704
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
175,000	2017-1A, Class Ai	173,875
	Voya CLO 2014-3, Ltd.
	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser.
210,000	2017-2, Class A*,b	210,154

	Total	22,141,695

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
455,000	6.750%, 9/30/2024[i]	494,812
	Anglo American Capital plc
550,000	4.875%, 5/14/2025[i]	580,256
	ArcelorMittal SA
325,000	6.000%, 3/1/2021	347,750
	Braskem Netherlands Finance BV
504,000	4.500%, 1/10/2028[i]	509,544
	BWAY Holding Company
475,000	5.500%, 4/15/2024[i]	492,219
	CF Industries, Inc.
800,000	3.450%, 6/1/2023	781,760
	Chemours Company
460,000	5.375%, 5/15/2027	476,100
	First Quantum Minerals, Ltd.
320,000	7.500%, 4/1/2025[i]	342,816
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[i]	134,825
	Glencore Finance Canada, Ltd.
152,000	6.000%, 11/15/2041[i]	177,262
	Glencore Funding, LLC
100,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[b,i]	100,110
152,000	4.125%, 5/30/2023[i]	156,285
200,000	4.000%, 3/27/2027[i]	198,104
	International Paper Company
390,000	4.350%, 8/15/2048	399,185
	Kinross Gold Corporation
304,000	5.950%, 3/15/2024	334,060
460,000	4.500%, 7/15/2027[i]	464,600
	Novelis Corporation
175,000	5.875%, 9/30/2026[i]	180,250
	Olin Corporation
560,000	5.125%, 9/15/2027	582,400
	Peabody Securities Finance Corporation
465,000	6.375%, 3/31/2025[i]	488,250

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Basic Materials (0.4%) - continued
	Platform Specialty Products Corporation
$350,000	5.875%, 12/1/2025[i]	$355,688
	Sherwin-Williams Company
353,000	3.125%, 6/1/2024	346,605
	Steel Dynamics, Inc.
385,000	5.000%, 12/15/2026	400,400
	Teck Resources, Ltd.
674,000	6.125%, 10/1/2035	759,092
	Vale Overseas, Ltd.
364,000	5.875%, 6/10/2021	395,668
225,000	6.250%, 8/10/2026	260,953
230,000	6.875%, 11/10/2039	290,593
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026	302,588

	Total	10,352,175

Capital Goods (0.6%)
	AECOM
590,000	5.875%, 10/15/2024	629,087
	Ardagh Packaging Finance plc
480,000	6.000%, 2/15/2025[i]	495,600
	Ashtead Capital, Inc.
435,000	4.125%, 8/15/2025[i]	430,650
	Bombardier, Inc.
580,000	7.500%, 3/15/2025[i]	602,475
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[i]	488,750
	Cemex SAB de CV
510,000	6.125%, 5/5/2025[i]	543,788
	Cintas Corporation No. 2
230,000	3.700%, 4/1/2027	234,103
	CNH Industrial Capital, LLC
336,000	4.875%, 4/1/2021	352,380
	CNH Industrial NV
450,000	4.500%, 8/15/2023	468,563
420,000	3.850%, 11/15/2027	416,834
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	332,312
	Crown Cork & Seal Company, Inc.
450,000	7.375%, 12/15/2026	518,625
	General Dynamics Corporation
420,000	2.375%, 11/15/2024	405,501
	Huntington Ingalls Industries, Inc.
510,000	3.483%, 12/1/2027[i]	503,248
	L3 Technologies, Inc.
732,000	3.950%, 5/28/2024	747,747
	Lockheed Martin Corporation
105,000	2.500%, 11/23/2020	104,854
312,000	3.600%, 3/1/2035	310,360
304,000	4.500%, 5/15/2036	334,109
78,000	6.150%, 9/1/2036	100,809
	Northrop Grumman Corporation
550,000	3.850%, 4/15/2045	541,217
	Owens-Brockway Glass Container, Inc.
615,000	5.000%, 1/15/2022[i]	640,369
	Pentair Finance SA
500,000	2.900%, 9/15/2018	501,799
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	224,495
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[i]	587,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Capital Goods (0.6%) - continued
	Roper Industries, Inc.
$363,000	2.050%, 10/1/2018	$362,543
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	226,204
	Siemens Financieringsmaatschappij NV
636,000	4.200%, 3/16/2047[i]	683,774
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[i]	202,800
	Textron, Inc.
250,000	7.250%, 10/1/2019	268,404
510,000	3.375%, 3/1/2028	496,732
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	458,925
	United Technologies Corporation
390,000	4.050%, 5/4/2047	399,007
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	74,319

	Total	13,687,483

Collateralized Mortgage Obligations (0.9%)
	Alternative Loan Trust
	6.000%, 6/25/2036, Ser.
210,883	2006-24CB, Class A9	181,678
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
192,299	2016-1, Class A1*	193,275
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
555,012	2017-SPL2, Class Ab,i	566,546
	4.000%, 10/28/2064, Ser.
938,055	2017-SPL1, Class Ab,i	956,721
	3.500%, 5/28/2069, Ser.
760,669	2011-2, Class A2[b,i]	767,490
	BCAP, LLC Trust
	1.741%, (LIBOR 1M + 0.180%), 3/25/2037, Ser.
475,279	2007-AA1, Class 2A1[b]	453,132
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
288,950	2005-9, Class 21A2	287,819
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
957,010	2007-A4, Class 1A5	902,355
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
330,058	2016-3, Class A1*,b	327,956
	2.415%, 10/25/2047, Ser.
1,003,988	2017-2, Class A1Ab,i	1,005,527
	Countrywide Alternative Loan Trust
	3.389%, 10/25/2035, Ser.
294,241	2005-43, Class 4A1[b]	259,236
	6.000%, 4/25/2036, Ser.
330,669	2006-4CB, Class 1A1	281,150
	6.000%, 1/25/2037, Ser.
177,454	2006-39CB, Class 1A16	173,456
	5.500%, 5/25/2037, Ser.
926,398	2007-8CB, Class A1	779,625
	7.000%, 10/25/2037, Ser.
921,858	2007-24, Class A10	603,047
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
335,476	2007-3, Class A27	290,066

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
$244,953	2006-AR5, Class 23A	$224,387
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.-
1,154,133	4104, Class KIk	133,937
	3.000%, 2/15/2033, Ser.
756,507	4170, Class IGk	86,746
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
1,480,573	2012-150, Class YIk	193,370
	Impac Secured Assets Trust
	1.801%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
1,205,827	2014-GC18, Class A3[b]	994,029
	J.P. Morgan Mortgage Trust
	3.700%, 6/25/2036, Ser.
160,181	2006-A4, Class 1A2[b]	152,067
	4.428%, 10/25/2036, Ser.
79,572	2006-A6, Class 1A2[b]	73,339
	1.941%, (LIBOR 1M + 0.380%), 1/25/2037, Ser.
688,941	2006-S4, Class A8[b]	411,106
	6.250%, 8/25/2037, Ser.
898,774	2007-S3, Class 1A10	598,306
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
247,295	2004-6, Class 6A1	249,646
	2.011%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
463,533	2005-6, Class 2A1[b]	225,087
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
255,031	2007-F1, Class 2A1	213,065
	MortgageIT Trust
	1.761%, (LIBOR 1M + 0.200%), 4/25/2036, Ser.
857,704	2006-1, Class 1A2[b]	761,492
	Preston Ridge Partners Mortgage Trust, LLC
	3.470%, 9/25/2022, Ser.
1,402,119	2017-2A, Class A1*,j	1,393,192
	Pretium Mortgage Credit Partners, LLC
	3.250%, 8/27/2032, Ser.
699,991	2017-NPL4, Class A1[i,j]	697,015
	Residential Asset Securitization Trust
	1.941%, (LIBOR 1M + 0.380%), 8/25/2037, Ser.
887,885	2007-A8, Class 2A3[b]	221,526
	Sunset Mortgage Loan Company, LLC
	3.500%, 6/15/2047, Ser.
927,179	2017-NPL1, Class A*,j	921,738
	3.844%, 7/16/2047, Ser.
360,787	2016-NPL1, Class A*,j	360,905
	TBW Mortgage-Backed Trust
	5.965%, 7/25/2037, Ser.
2,055,513	2007-2, Class A1Ab	1,285,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
$647,227	2017-1, Class A1[b,i]	$642,974
	2.161%, (LIBOR 1M + 0.600%), 2/25/2057, Ser.
648,435	2017-5, Class A1[b,i]	650,784
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
584,423	2017-1A, Class A1*,j	581,981
	2.485%, 7/25/2047, Ser.
840,160	2017-2A, Class A1*	836,156
	WaMu Mortgage Pass Through Certificates
	3.225%, 9/25/2036, Ser.
75,154	2006-AR10, Class 1A2[b]	72,771
	3.300%, 10/25/2036, Ser.
294,929	2006-AR12, Class 1A1[b]	286,236
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
509,242	2006-1, Class 2CB1	418,634
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
818,180	2007-OA3, Class 2Ab	660,472

	Total	21,375,801

Commercial Mortgage-Backed Securities (0.9%)
	Commercial Mortgage Trust
	3.039%, 11/12/2046, Ser.
250,000	2013-CR13, Class A2	251,348
	CSAIL Commercial Mortgage Trust
	3.504%, 6/15/2057, Ser.
1,300,000	2015-C2, Class A4	1,320,474
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	2.776%, 3/25/2023, Ser.
726,968	K724, Class A1	728,483
	3.002%, 1/25/2024, Ser.
2,450,000	K725, Class A2	2,470,579
	3.430%, 1/25/2027, Ser.
1,050,000	K063, Class A2[b]	1,078,206
	Federal National Mortgage Association - ACES
	2.417%, 9/25/2026, Ser.
817,406	2017-M1, Class A1[b]	797,530
	2.486%, 12/25/2026, Ser.
800,000	2017-M3, Class A2[b]	762,809
	2.784%, 2/25/2027, Ser.
1,225,000	2017-M2, Class A2[b]	1,196,528
	2.961%, 2/25/2027, Ser.
1,600,000	2017-M7, Class A2[b]	1,576,068
	Federal National Mortgage Association Grantor Trust
	2.898%, 6/25/2027, Ser.
1,574,663	2017-T1, Class A	1,527,539
	GS Mortgage Securities Trust
	3.801%, 1/10/2047, Ser.
850,000	2015-23A, Class AR	878,261
	3.666%, 9/10/2047, Ser.
1,200,000	2104-GC24, Class A4	1,236,268
	3.244%, 10/10/2048, Ser.
1,400,000	2015-GC34, Class A3	1,393,350

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
$600,000	2014-C26, Class A3	$599,904
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.473%, 12/15/2047, Ser.
2,000,000	2015-C27, Class A3	2,032,861
	SCG Trust
	3.210%, (LIBOR 1M + 1.650%), 11/15/2026, Ser.
200,000	2013-SRP1, Class Ab,i	200,254
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
1,069,888	2012-C1, Class A3	1,088,996
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
500,000	2015-NXS3, Class A4	509,703
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
835,000	2012-C9, Class A3	829,391

	Total	20,478,552

Communications Services (1.0%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	340,280
	Altice Financing SA
470,000	6.625%, 2/15/2023[i]	476,063
	AMC Networks, Inc.
440,000	5.000%, 4/1/2024	446,600
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	262,392
	American Tower Corporation
380,000	3.300%, 2/15/2021	384,322
	AT&T, Inc.
164,000	5.875%, 10/1/2019	172,865
90,000	2.623%, (LIBOR 3M + 0.930%), 6/30/2020[b]	91,135
235,000	3.800%, 3/1/2024	237,317
546,000	3.900%, 8/14/2027	545,748
244,000	4.100%, 2/15/2028[i]	242,001
235,000	4.300%, 2/15/2030[i]	233,299
315,000	5.250%, 3/1/2037	333,313
900,000	4.900%, 8/14/2037	912,105
228,000	6.350%, 3/15/2040	267,988
285,000	5.550%, 8/15/2041	309,203
152,000	4.750%, 5/15/2046	148,483
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[i]	255,631
315,000	3.125%, 11/26/2022[i]	315,621
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[i]	627,000
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[i]	207,000
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	472,528
	Charter Communications Operating, LLC
149,000	6.834%, 10/23/2055	181,630
191,000	3.579%, 7/23/2020	193,549
	Clear Channel Worldwide Holdings, Inc.
570,000	6.500%, 11/15/2022	586,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Communications Services (1.0%) - continued
	Comcast Corporation
$250,000	2.750%, 3/1/2023	$247,854
630,000	4.400%, 8/15/2035	675,709
145,000	4.650%, 7/15/2042	159,146
160,000	4.750%, 3/1/2044	178,570
	Cox Communications, Inc.
420,000	3.350%, 9/15/2026[i]	405,921
156,000	4.600%, 8/15/2047[i]	156,089
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	362,810
514,000	5.250%, 1/15/2023	555,953
312,000	3.200%, 9/1/2024	304,494
	CSC Holdings, LLC
65,000	5.500%, 4/15/2027[i]	65,813
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*	767,250
	Discovery Communications, LLC
390,000	4.900%, 3/11/2026	411,702
640,000	5.000%, 9/20/2037	653,649
	Gray Television, Inc.
475,000	5.875%, 7/15/2026[i]	489,250
	Intelsat Jackson Holdings SA
680,000	8.000%, 2/15/2024[i]	714,000
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	592,025
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	205,404
	Moody’s Corporation
209,000	2.750%, 12/15/2021	207,476
	Neptune Finco Corporation
499,000	10.875%, 10/15/2025[i]	594,284
	Nexstar Escrow Corporation
480,000	5.625%, 8/1/2024[i]	495,898
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	155,205
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	307,702
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[i]	174,051
	SFR Group SA
700,000	6.000%, 5/15/2022[i]	684,670
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	389,025
	Sprint Corporation
305,000	7.625%, 2/15/2025[l]	316,438
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	252,665
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	456,478
	Verizon Communications, Inc.
684,000	5.150%, 9/15/2023	750,874
401,000	3.376%, 2/15/2025	397,432
242,000	4.272%, 1/15/2036	240,260
624,000	4.862%, 8/21/2046	647,510
543,000	4.522%, 9/15/2048	541,367
	Viacom, Inc.
160,000	4.250%, 9/1/2023	165,505
338,000	6.875%, 4/30/2036	402,531
228,000	5.850%, 9/1/2043	253,311
	Virgin Media Secured Finance plc
465,000	5.250%, 1/15/2026[i]	473,138

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Communications Services (1.0%) - continued
	Windstream Services, LLC
$420,000	8.625%, 10/31/2025[i]	$392,700

	Total	23,487,030

Consumer Cyclical (0.8%)
	Amazon.com, Inc.
195,000	3.150%, 8/22/2027[i]	191,128
390,000	3.875%, 8/22/2037[i]	401,574
234,000	4.050%, 8/22/2047[i]	241,246
	American Honda Finance Corporation
330,000	2.000%, 2/14/2020	326,855
	Aptiv plc
380,000	3.150%, 11/19/2020	383,473
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	112,114
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	784,687
	CVS Health Corporation
60,000	2.250%, 8/12/2019	59,746
935,000	4.875%, 7/20/2035	1,015,043
	D.R. Horton, Inc.
365,000	2.550%, 12/1/2020	362,759
	Daimler Finance North America, LLC
304,000	2.387%, (LIBOR 3M + 0.620%), 10/30/2019[b,i]	305,996
	Delphi Jersey Holdings plc
545,000	5.000%, 10/1/2025[i]	543,638
	Ford Motor Credit Company, LLC
320,000	2.551%, 10/5/2018	321,100
300,000	2.943%, 1/8/2019	301,639
285,000	2.262%, 3/28/2019	283,886
152,000	2.459%, 3/27/2020	150,752
114,000	3.200%, 1/15/2021	114,299
245,000	2.956%, (LIBOR 3M + 1.270%), 3/28/2022[b]	249,095
	General Motors Financial Company, Inc.
125,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[b]	126,226
228,000	3.700%, 11/24/2020	232,598
152,000	4.200%, 3/1/2021	156,616
400,000	3.150%, 6/30/2022	394,960
152,000	3.950%, 4/13/2024	153,271
360,000	4.300%, 7/13/2025	367,866
	Home Depot, Inc.
385,000	3.000%, 4/1/2026	378,092
375,000	5.400%, 9/15/2040	473,574
228,000	4.250%, 4/1/2046	248,617
390,000	3.900%, 6/15/2047	401,266
	Hyundai Capital America
123,000	2.400%, 10/30/2018[i]	122,784
374,000	2.550%, 4/3/2020[i]	369,302
228,000	3.000%, 10/30/2020[i]	227,004
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[i]	231,736
270,000	5.625%, 2/1/2023[i]	276,583
	KB Home
358,000	4.750%, 5/15/2019	362,475
	L Brands, Inc.
270,000	5.625%, 2/15/2022	284,472
	Landry’s, Inc.
480,000	6.750%, 10/15/2024[i]	496,200
	Lear Corporation
325,000	5.250%, 1/15/2025	344,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Consumer Cyclical (0.8%) - continued
	Lennar Corporation
$320,000	4.875%, 12/15/2023	$330,464
350,000	4.500%, 4/30/2024	353,955
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[i]	463,500
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	225,949
304,000	2.625%, 1/15/2022	301,726
	MGM Resorts International
590,000	6.000%, 3/15/2023	637,200
	Navistar International Corporation
555,000	6.625%, 11/1/2025[i]	580,142
	Netflix, Inc.
590,000	4.875%, 4/15/2028[i]	585,575
	New Red Finance, Inc.
485,000	4.250%, 5/15/2024[i,l]	476,513
	Nissan Motor Acceptance Corporation
252,000	2.150%, 9/28/2020[i]	248,497
	Prime Security Services Borrower, LLC
635,000	9.250%, 5/15/2023[i]	702,469
	Scientific Games International, Inc.
540,000	5.000%, 10/15/2025	540,675
440,000	7.000%, 1/1/2022[i]	464,200
	Six Flags Entertainment Corporation
490,000	4.875%, 7/31/2024[i]	496,737
	Toll Brothers Finance Corporation
132,000	4.000%, 12/31/2018	133,531
	Viacom, Inc.
250,000	3.875%, 12/15/2021	256,162
	VOC Escrow, Ltd.
545,000	5.000%, 2/15/2028[f,i]	543,638

	Total	19,138,445

Consumer Non-Cyclical (1.1%)
	Abbott Laboratories
390,000	2.900%, 11/30/2021	388,754
190,000	3.400%, 11/30/2023	191,421
235,000	3.750%, 11/30/2026	237,101
643,000	4.750%, 11/30/2036	716,138
320,000	4.900%, 11/30/2046	365,000
	AbbVie, Inc.
575,000	2.500%, 5/14/2020	572,974
390,000	3.600%, 5/14/2025	393,389
175,000	4.700%, 5/14/2045	191,661
400,000	4.450%, 5/14/2046	425,516
	Actavis Funding SCS
250,000	4.550%, 3/15/2035	261,260
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	151,195
190,000	2.625%, 9/16/2026	179,605
	Amgen, Inc.
468,000	2.200%, 5/11/2020	464,157
152,000	2.700%, 5/1/2022	150,351
150,000	3.125%, 5/1/2025	148,173
1,025,000	3.200%, 11/2/2027	999,696
	Anheuser-Busch InBev Finance, Inc.
165,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	170,565
575,000	3.650%, 2/1/2026	581,608
608,000	4.700%, 2/1/2036	671,251
	Anheuser-Busch InBev Worldwide, Inc.
152,000	3.750%, 1/15/2022	156,790

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	BAT Capital Corporation
$156,000	2.297%, 8/14/2020[i]	$154,127
234,000	3.222%, 8/15/2024[i]	230,419
250,000	3.557%, 8/15/2027[i]	244,568
312,000	4.540%, 8/15/2047[i]	321,567
	BAT International Finance plc
120,000	2.099%, (LIBOR 3M + 0.510%), 6/15/2018[b,i]	120,141
	Bayer U.S. Finance, LLC
228,000	3.375%, 10/8/2024[i]	227,324
	Becton, Dickinson and Company
341,000	3.734%, 12/15/2024	341,669
234,000	4.669%, 6/6/2047	248,398
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	116,843
175,000	3.850%, 5/15/2025	177,551
228,000	7.375%, 1/15/2040	307,053
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	232,749
204,000	3.500%, 11/24/2020	207,486
	Cardinal Health, Inc.
156,000	3.079%, 6/15/2024	150,945
	Celgene Corporation
630,000	2.875%, 8/15/2020	632,553
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	79,864
	Clorox Company
505,000	3.100%, 10/1/2027	492,870
	Constellation Brands, Inc.
360,000	3.600%, 2/15/2028[f]	358,590
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[i]	341,919
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[i]	553,500
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[i]	620,313
	Express Scripts Holding Company
152,000	3.000%, 7/15/2023	148,888
	Forest Laboratories, LLC
83,000	4.875%, 2/15/2021[i]	87,032
	Gilead Sciences, Inc.
152,000	2.950%, 3/1/2027	147,364
	Grupo Bimbo SAB de CV
260,000	4.700%, 11/10/2047[i]	257,275
	H. J. Heinz Company
275,000	3.500%, 7/15/2022	277,808
	HCA, Inc.
305,000	5.250%, 6/15/2026	318,969
270,000	4.500%, 2/15/2027	268,988
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[i]	366,099
	JBS USA, LLC
325,000	5.750%, 6/15/2025[i]	320,125
	Johnson & Johnson
420,000	2.900%, 1/15/2028	410,873
	Kimberly-Clark Corporation
390,000	3.900%, 5/4/2047	401,922
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	331,251
	Kroger Company
200,000	2.800%, 8/1/2022	197,153
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	McKesson Corporation
$175,000	4.883%, 3/15/2044	$188,092
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	153,183
	Medtronic, Inc.
1,185,000	4.375%, 3/15/2035	1,300,729
160,000	4.625%, 3/15/2045	181,099
	Merck & Company, Inc.
100,000	1.785%, (LIBOR 3M + 0.375%), 2/10/2020[b]	100,645
70,000	3.700%, 2/10/2045	70,757
	Molson Coors Brewing Company
266,000	2.250%, 3/15/2020	263,384
	Mondelez International Holdings Netherlands BV
335,000	2.000%, 10/28/2021[i]	323,573
	Mondelez International, Inc.
118,000	1.897%, (LIBOR 3M + 0.520%), 2/1/2019[b]	118,353
	Mylan NV
305,000	3.000%, 12/15/2018	306,383
65,000	3.150%, 6/15/2021	64,969
160,000	5.250%, 6/15/2046	172,272
	Newell Rubbermaid, Inc.
234,000	5.500%, 4/1/2046	268,626
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	292,197
	Post Holdings, Inc.
475,000	5.500%, 3/1/2025[i]	489,250
	Reynolds American, Inc.
481,000	5.700%, 8/15/2035	567,751
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[i]	239,647
	Shire Acquisitions Investments Ireland Designated Activity Company
462,000	2.400%, 9/23/2021	451,131
	Simmons Foods, Inc.
545,000	5.750%, 11/1/2024[i]	534,100
	Smithfield Foods, Inc.
365,000	2.700%, 1/31/2020[i]	362,178
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	619,128
	Teva Pharmaceutical Finance Netherlands III BV
360,000	3.150%, 10/1/2026[l]	300,109
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	116,129
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	218,225
	Tyson Foods, Inc.
156,000	3.550%, 6/2/2027	155,400
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[i]	810,156
	Zoetis, Inc.
509,000	4.700%, 2/1/2043	559,961

	Total	26,428,092

Energy (1.2%)
	Alliance Resource Operating Partners, LP
470,000	7.500%, 5/1/2025[i]	508,775
	Anadarko Petroleum Corporation
465,000	4.850%, 3/15/2021	488,301

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Energy (1.2%) - continued
	Antero Resources Corporation
$475,000	5.125%, 12/1/2022	$485,217
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	318,488
463,000	3.535%, 11/4/2024	474,708
85,000	3.119%, 5/4/2026	83,955
588,000	3.279%, 9/19/2027	581,788
	Buckeye Partners, LP
226,000	2.650%, 11/15/2018	226,466
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	314,792
150,000	6.250%, 3/15/2038	188,913
	Canadian Oil Sands, Ltd.
210,000	9.400%, 9/1/2021[i]	247,873
	Cenovus Energy, Inc.
320,000	3.800%, 9/15/2023	322,377
276,000	5.200%, 9/15/2043	279,604
	Cheniere Corpus Christi Holdings, LLC
430,000	5.875%, 3/31/2025	463,325
	Cheniere Energy Partners, LP
545,000	5.250%, 10/1/2025[i]	555,219
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018	300,304
	Concho Resources, Inc.
190,000	4.375%, 1/15/2025	197,125
	ConocoPhillips
390,000	6.500%, 2/1/2039	538,357
	Continental Resources, Inc.
400,000	5.000%, 9/15/2022	405,000
	El Paso Pipeline Partners Operating Company, LLC
230,000	4.300%, 5/1/2024	237,653
	Enbridge Energy Partners, LP
400,000	5.875%, 10/15/2025	450,925
	Enbridge, Inc.
300,000	2.900%, 7/15/2022	295,180
	Encana Corporation
70,000	3.900%, 11/15/2021	71,676
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	342,475
	Energy Transfer, LP
304,000	4.650%, 6/1/2021	317,355
215,000	4.900%, 3/15/2035	212,614
175,000	5.150%, 2/1/2043	170,754
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	155,278
115,000	4.850%, 7/15/2026	119,413
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	225,913
	EQT Corporation
160,000	8.125%, 6/1/2019	170,949
175,000	4.875%, 11/15/2021	184,470
210,000	3.000%, 10/1/2022	205,506
168,000	3.900%, 10/1/2027	164,538
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	135,146
	Hess Corporation
255,000	6.000%, 1/15/2040	288,649
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	233,215
380,000	6.500%, 9/1/2039	453,766
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	237,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Energy (1.2%) - continued
	Marathon Oil Corporation
$228,000	2.700%, 6/1/2020	$226,859
555,000	6.600%, 10/1/2037	698,134
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	116,841
312,000	6.500%, 3/1/2041	399,588
	MPLX, LP
468,000	4.875%, 6/1/2025	497,466
240,000	4.125%, 3/1/2027	243,796
	Nabors Industries, Inc.
275,000	5.750%, 2/1/2025[i]	270,729
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	438,700
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	219,300
	ONEOK, Inc.
721,000	7.500%, 9/1/2023	852,836
240,000	4.000%, 7/13/2027	241,651
	Parsley Energy, LLC
230,000	5.625%, 10/15/2027[i]	236,325
	PBF Holding Company, LLC
410,000	7.250%, 6/15/2025	431,874
	Petrobras Global Finance BV
96,000	8.375%, 5/23/2021	109,404
390,000	6.250%, 3/17/2024	416,325
	Petroleos Mexicanos
470,000	6.000%, 3/5/2020	497,331
90,000	2.378%, 4/15/2025	88,577
205,000	6.750%, 9/21/2047	214,738
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	159,399
	Plains All American Pipeline, LP
390,000	5.000%, 2/1/2021	406,285
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	328,319
325,000	5.000%, 10/1/2022	343,056
	Rowan Companies, Inc.
60,000	7.375%, 6/15/2025	61,481
	Sabine Pass Liquefaction, LLC
230,000	6.250%, 3/15/2022	253,705
270,000	5.625%, 4/15/2023	294,190
320,000	5.750%, 5/15/2024	350,796
325,000	5.625%, 3/1/2025	355,281
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[i]	115,698
	Shell International Finance BV
90,000	1.863%, (LIBOR 3M + 0.450%), 5/11/2020[b]	90,770
	Southwestern Energy Company
545,000	7.500%, 4/1/2026	570,206
	SRC Energy, Inc.
550,000	6.250%, 12/1/2025[i]	566,500
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	212,985
	Sunoco Logistics Partners Operations, LP
125,000	4.400%, 4/1/2021	128,779
	Sunoco, LP
195,000	5.500%, 2/15/2026[i]	199,085
290,000	5.875%, 3/15/2028[i]	296,163
	Tallgrass Energy Partners, LP
820,000	5.500%, 1/15/2028[i]	817,950
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	510,940

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Energy (1.2%) - continued
	Tesoro Corporation
$468,000	4.750%, 12/15/2023	$499,250
	Weatherford International, Ltd.
575,000	8.250%, 6/15/2023	608,062
	Western Gas Partners, LP
312,000	4.000%, 7/1/2022	315,868
	Williams Companies, Inc.
420,000	7.500%, 1/15/2031	525,000
	Williams Partners, LP
190,000	4.000%, 11/15/2021	195,393
195,000	4.500%, 11/15/2023	203,971
290,000	3.750%, 6/15/2027	288,975
320,000	6.300%, 4/15/2040	395,317
	Woodside Finance, Ltd.
420,000	3.650%, 3/5/2025[i]	417,691
165,000	3.700%, 3/15/2028[i]	161,171

	Total	27,525,842

Financials (3.0%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[i]	313,966
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	246,843
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	151,997
152,000	4.625%, 10/30/2020	158,565
390,000	5.000%, 10/1/2021	412,306
152,000	4.625%, 7/1/2022	159,055
335,000	3.500%, 1/15/2025	326,679
	Air Lease Corporation
50,000	2.625%, 9/4/2018	50,107
390,000	3.375%, 1/15/2019	393,498
345,000	2.500%, 3/1/2021	340,981
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	211,838
400,000	4.125%, 3/30/2020	404,600
	American Express Credit Corporation
165,000	2.150%, (LIBOR 3M + 0.550%), 3/18/2019[b]	165,721
468,000	1.875%, 5/3/2019	465,154
	American International Group, Inc.
80,000	3.300%, 3/1/2021	80,918
228,000	4.125%, 2/15/2024	236,804
475,000	3.750%, 7/10/2025	480,221
450,000	3.900%, 4/1/2026	457,297
	Anthem, Inc.
390,000	4.625%, 5/15/2042	418,622
	Aon plc
114,000	3.875%, 12/15/2025	116,620
	ASP AMC Merger Sub, Inc.
550,000	8.000%, 5/15/2025[i]	525,938
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	327,846
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,m]	613,188
	Bank of America Corporation
205,000	2.728%, (LIBOR 3M + 1.070%), 3/22/2018[b]	205,254
140,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[b]	141,208
200,000	2.369%, 7/21/2021[b]	198,186
241,000	2.328%, 10/1/2021[b]	238,339
285,000	3.300%, 1/11/2023	287,661
320,000	2.881%, 4/24/2023[b]	317,181
312,000	4.000%, 4/1/2024	324,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Financials (3.0%) - continued
$900,000	4.000%, 1/22/2025	$920,790
420,000	3.093%, 10/1/2025[b]	412,660
230,000	3.500%, 4/19/2026	231,594
468,000	4.183%, 11/25/2027	480,106
325,000	3.824%, 1/20/2028[b]	331,259
389,000	5.875%, 2/7/2042	504,702
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	377,153
	Bank of Nova Scotia
325,000	2.700%, 3/7/2022	321,049
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[i]	79,568
	Barclays Bank plc
78,000	10.179%, 6/12/2021[i]	94,122
	Barclays plc
210,000	2.750%, 11/8/2019	209,961
555,000	3.250%, 1/12/2021	556,800
450,000	3.684%, 1/10/2023	453,490
315,000	3.650%, 3/16/2025	310,563
	BB&T Corporation
85,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[b]	85,808
	Berkshire Hathaway, Inc.
190,000	2.750%, 3/15/2023	188,963
	BPCE SA
588,000	3.500%, 10/23/2027[i]	569,320
	Capital One Financial Corporation
180,000	2.450%, 4/24/2019	179,902
273,000	2.500%, 5/12/2020	271,094
304,000	3.050%, 3/9/2022	302,352
	Capital One NA
400,000	2.350%, 1/31/2020	396,665
	CBOE Holdings, Inc.
175,000	1.950%, 6/28/2019	173,353
	Cigna Corporation
660,000	3.050%, 10/15/2027	629,063
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	606,100
	Citigroup, Inc.
115,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[b]	115,635
315,000	2.700%, 3/30/2021	313,022
360,000	2.750%, 4/25/2022	355,140
188,000	4.050%, 7/30/2022	193,828
265,000	3.142%, 1/24/2023[b]	265,102
555,000	4.400%, 6/10/2025	577,358
304,000	3.200%, 10/21/2026	296,459
468,000	3.668%, 7/24/2028[b]	468,843
228,000	4.125%, 7/25/2028	231,604
425,000	3.520%, 10/27/2028[b]	419,301
	Citizens Bank NA
380,000	2.300%, 12/3/2018	380,210
325,000	2.200%, 5/26/2020	320,956
	Commerzbank AG
390,000	8.125%, 9/19/2023[i]	465,055
	Commonwealth Bank of Australia
228,000	2.250%, 3/10/2020[i]	226,340
	Compass Bank
288,000	2.750%, 9/29/2019	288,026
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
432,000	3.950%, 11/9/2022	443,408
936,000	4.625%, 12/1/2023	991,134

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Financials (3.0%) - continued
	Credit Agricole SA
$140,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[b,i]	$141,004
250,000	3.375%, 1/10/2022[i]	251,773
	Credit Suisse AG
152,000	5.400%, 1/14/2020	159,477
	Credit Suisse Group AG
420,000	2.997%, 12/14/2023[b,i]	410,910
350,000	3.869%, 1/12/2029[b,i]	347,968
	Credit Suisse Group Funding, Ltd.
471,000	2.750%, 3/26/2020	470,922
375,000	3.125%, 12/10/2020	377,198
304,000	3.750%, 3/26/2025	303,664
	DDR Corporation
330,000	4.625%, 7/15/2022	345,368
	Deutsche Bank AG
435,000	2.700%, 7/13/2020	431,930
468,000	3.375%, 5/12/2021	470,064
190,000	4.250%, 10/14/2021	196,308
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	345,160
	Discover Bank
355,000	8.700%, 11/18/2019	386,004
	Duke Realty, LP
70,000	3.875%, 2/15/2021	71,847
210,000	4.375%, 6/15/2022	220,467
	ERP Operating, LP
75,000	3.375%, 6/1/2025	75,360
	European Investment Bank
215,000	1.875%, 3/15/2019	214,414
	Fifth Third Bancorp
164,000	2.875%, 7/27/2020	164,835
80,000	2.875%, 10/1/2021	79,890
260,000	2.600%, 6/15/2022	255,062
	Five Corners Funding Trust
390,000	4.419%, 11/15/2023[i]	414,476
	GE Capital International Funding Company
1,260,000	4.418%, 11/15/2035	1,300,587
	Goldman Sachs Group, Inc.
150,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[b]	150,363
120,000	2.516%, (LIBOR 3M + 1.100%), 11/15/2018[b]	120,768
911,000	5.375%, 3/15/2020	960,265
115,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[b]	116,913
550,000	5.375%, 5/10/2020[b,m]	567,875
958,000	5.250%, 7/27/2021	1,029,127
540,000	2.876%, 10/31/2022[b]	533,008
312,000	2.908%, 6/5/2023[b]	306,554
675,000	3.272%, 9/29/2025[b]	662,364
550,000	3.691%, 6/5/2028[b]	547,532
245,000	4.750%, 10/21/2045	275,071
	Hartford Financial Services Group, Inc.
618,000	5.125%, 4/15/2022	666,103
	HBOS plc
400,000	6.750%, 5/21/2018[i]	405,283
	HCP, Inc.
480,000	4.000%, 12/1/2022	497,675
140,000	3.400%, 2/1/2025	137,856
	HSBC Bank plc
275,000	2.056%, (LIBOR 3M + 0.640%), 5/15/2018[b,i]	275,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Financials (3.0%) - continued
	HSBC Holdings plc
$575,000	3.400%, 3/8/2021	$583,124
300,000	6.875%, 6/1/2021[b,m]	322,125
250,000	2.650%, 1/5/2022	246,234
230,000	3.600%, 5/25/2023	233,819
275,000	3.900%, 5/25/2026	280,512
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,945
	Icahn Enterprises, LP
205,000	6.750%, 2/1/2024	213,200
275,000	6.375%, 12/15/2025[i]	279,813
	ING Groep NV
245,000	3.150%, 3/29/2022	244,680
	International Lease Finance Corporation
150,000	5.875%, 8/15/2022	164,775
	Intesa Sanpaolo SPA
590,000	3.125%, 7/14/2022[i]	581,580
	J.P. Morgan Chase & Company
90,000	2.250%, 1/23/2020	89,585
325,000	2.161%, (LIBOR 3M + 0.680%), 6/1/2021[b]	327,481
180,000	2.295%, 8/15/2021	176,812
400,000	4.500%, 1/24/2022	424,061
350,000	2.972%, 1/15/2023	348,199
228,000	3.200%, 1/25/2023	229,207
385,000	2.700%, 5/18/2023	377,544
165,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	170,192
280,000	3.625%, 5/13/2024	285,755
550,000	3.125%, 1/23/2025	544,640
800,000	3.900%, 7/15/2025	827,952
250,000	3.300%, 4/1/2026	247,033
470,000	3.882%, 7/24/2038[b]	475,255
	KeyBank NA
250,000	2.350%, 3/8/2019	249,774
	KeyCorp
350,000	2.900%, 9/15/2020	351,151
	Kimco Realty Corporation
624,000	3.300%, 2/1/2025	611,117
	Kookmin Bank
250,000	1.625%, 8/1/2019[i]	245,125
	Liberty Mutual Group, Inc.
152,000	4.950%, 5/1/2022[i]	161,776
	Liberty Property, LP
435,000	3.750%, 4/1/2025	439,746
	Lincoln National Corporation
151,000	8.750%, 7/1/2019	163,549
	Lloyds Bank plc
130,000	2.120%, (LIBOR 3M + 0.520%), 3/16/2018[b]	130,056
	Lloyds Banking Group plc
425,000	2.907%, 11/7/2023[b]	415,646
	MassMutual Global Funding
250,000	2.750%, 6/22/2024[i]	244,308
	MetLife, Inc.
290,000	4.050%, 3/1/2045	288,599
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.190%, 9/13/2021	243,175
390,000	3.287%, 7/25/2027	378,126
	Morgan Stanley 3.025%, (LIBOR 3M +
100,000	1.280%), 4/25/2018[b]	100,248
152,000	5.550%, 7/15/2020[b,m]	157,130
190,000	2.500%, 4/21/2021	187,617

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Financials (3.0%) - continued
$380,000	2.625%, 11/17/2021	$374,806
130,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	132,466
351,000	2.750%, 5/19/2022	345,913
180,000	4.875%, 11/1/2022	191,994
355,000	3.125%, 1/23/2023	353,746
300,000	4.000%, 7/23/2025	309,770
450,000	4.350%, 9/8/2026	467,507
468,000	3.591%, 7/22/2028[b]	463,243
420,000	3.772%, 1/24/2029[b]	422,246
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	469,040
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	181,259
	National City Corporation
438,000	6.875%, 5/15/2019	461,209
	New York Life Global Funding
234,000	2.300%, 6/10/2022[i]	227,731
	Park Aerospace Holdings, Ltd.
265,000	5.500%, 2/15/2024[i]	262,184
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	79,912
	Quicken Loans, Inc.
725,000	5.750%, 5/1/2025[i]	738,594
	Realty Income Corporation
320,000	4.125%, 10/15/2026	329,755
	Regions Bank
250,000	7.500%, 5/15/2018	253,881
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	250,133
112,000	3.200%, 2/8/2021	112,908
	Reinsurance Group of America, Inc.
209,000	5.000%, 6/1/2021	220,515
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[i]	109,944
	Royal Bank of Scotland Group plc
390,000	8.625%, 8/15/2021[b,m]	435,338
300,000	3.875%, 9/12/2023	302,405
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	265,354
	Santander UK plc
144,000	3.050%, 8/23/2018	144,748
	Simon Property Group, LP
85,000	2.500%, 9/1/2020	84,988
320,000	2.750%, 2/1/2023	315,834
304,000	4.250%, 11/30/2046	314,869
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[i]	174,915
	Societe Generale SA
234,000	4.750%, 11/24/2025[i]	243,242
	Standard Chartered plc
551,000	2.100%, 8/19/2019[i]	545,392
	State Street Corporation
129,000	2.336%, (LIBOR 3M + 0.900%), 8/18/2020[b]	131,257
	Sumitomo Mitsui Financial Group, Inc.
295,000	2.784%, 7/12/2022	289,891
255,000	3.102%, 1/17/2023	253,582
228,000	3.010%, 10/19/2026	217,362
	Sumitomo Mitsui Trust Bank, Ltd.
420,000	1.950%, 9/19/2019[i]	414,987
	SunTrust Banks, Inc.
310,000	2.250%, 1/31/2020	308,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Financials (3.0%) - continued
	Svenska Handelsbanken AB
$180,000	2.090%, (LIBOR 3M + 0.490%), 6/17/2019[b]	$180,873
	Synchrony Financial
390,000	3.000%, 8/15/2019	391,499
75,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	76,072
85,000	4.250%, 8/15/2024	87,018
	Toronto-Dominion Bank
115,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	117,158
	UBS Group Funding Jersey, Ltd.
390,000	3.000%, 4/15/2021[i]	389,396
228,000	4.125%, 9/24/2025[i]	235,573
	UBS Group Funding Switzerland AG
300,000	3.491%, 5/23/2023[i]	301,596
	UnitedHealth Group, Inc.
50,000	3.350%, 7/15/2022	50,948
420,000	2.950%, 10/15/2027	407,239
685,000	4.625%, 7/15/2035	777,279
	USB Realty Corporation
80,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,i,m]	72,100
	Ventas Realty, LP
340,000	3.100%, 1/15/2023	336,354
	Voya Financial, Inc.
128,000	2.900%, 2/15/2018	128,042
576,000	3.125%, 7/15/2024	561,854
	Wells Fargo & Company
115,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[b]	116,249
305,000	2.550%, 12/7/2020	303,690
355,000	2.625%, 7/22/2022	348,972
340,000	3.069%, 1/24/2023	340,201
304,000	3.450%, 2/13/2023	306,541
285,000	3.000%, 2/19/2025	279,475
325,000	3.000%, 4/22/2026	315,114
304,000	3.000%, 10/23/2026	294,078
550,000	4.900%, 11/17/2045	618,892
	Welltower, Inc.
578,000	4.000%, 6/1/2025	589,465

	Total	69,613,085

Foreign Government (<0.1%)
	Argentina Government International Bond
225,000	7.500%, 4/22/2026	248,062
74,000	6.875%, 1/26/2027	77,997
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	113,643
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[i]	187,278

	Total	626,980

Mortgage-Backed Securities (7.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,837,500	3.000%, 2/1/2032[f]	14,907,051
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
17,662,500	4.000%, 2/1/2048[f]	18,252,399

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Mortgage-Backed Securities (7.9%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$439,869	1.752%, (LIBOR 12M + 1.550%), 7/1/2043[b]	$453,552
763,638	1.997%, (LIBOR 12M + 1.540%), 7/1/2043[b]	784,296
552,828	1.977%, (LIBOR 12M + 1.530%), 8/1/2043[b]	566,654
21,650,000	3.000%, 2/1/2048[f]	21,220,382
72,450,000	3.500%, 2/1/2048[f]	73,137,710
45,850,000	4.000%, 2/1/2048[f]	47,356,365
7,764,000	4.500%, 2/1/2048[f]	8,184,347
	U.S. Residential Opportunity Fund Trust
	3.352%, 11/27/2037, Ser.
250,829	2017-1A, Class Ai	249,448

	Total	185,112,204

Technology (0.7%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	90,257
	Apple, Inc.
90,000	1.713%, (LIBOR 3M + 0.300%), 5/6/2020[b]	90,536
195,000	3.000%, 2/9/2024	194,334
532,000	3.200%, 5/13/2025	530,718
312,000	3.200%, 5/11/2027	309,082
430,000	3.000%, 6/20/2027	418,343
670,000	3.000%, 11/13/2027	650,125
410,000	4.500%, 2/23/2036	458,811
228,000	4.650%, 2/23/2046	259,338
380,000	4.250%, 2/9/2047	408,615
570,000	3.750%, 9/12/2047	566,135
	Applied Materials, Inc.
160,000	3.300%, 4/1/2027	158,861
	Avnet, Inc.
225,000	3.750%, 12/1/2021	228,224
	Baidu, Inc.
370,000	3.000%, 6/30/2020	369,744
	Broadcom Corporation
755,000	3.500%, 1/15/2028[i]	707,697
	CDK Global, Inc.
265,000	4.875%, 6/1/2027[i]	265,424
	Cisco Systems, Inc.
120,000	1.981%, (LIBOR 3M + 0.500%), 3/1/2019[b]	120,602
	CommScope Technologies Finance, LLC
500,000	6.000%, 6/15/2025[i]	526,095
	Diamond 1 Finance Corporation
190,000	3.480%, 6/1/2019[i]	191,670
390,000	5.450%, 6/15/2023[i]	419,071
	Equinix, Inc.
540,000	5.750%, 1/1/2025	569,700
	Fidelity National Information Services, Inc.
173,000	3.625%, 10/15/2020	176,662
	Harland Clarke Holdings Corporation
520,000	8.375%, 8/15/2022[i]	542,100
	Hewlett Packard Enterprise Company
172,000	2.850%, 10/5/2018	172,784
210,000	2.100%, 10/4/2019[i]	207,635
172,000	4.400%, 10/15/2022	179,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Technology (0.7%) - continued
	Intel Corporation
$45,000	3.100%, 7/29/2022	$45,664
205,000	3.700%, 7/29/2025	212,169
351,000	4.100%, 5/19/2046	372,939
	International Business Machines Corporation
312,000	4.700%, 2/19/2046	361,368
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	553,187
	Microsoft Corporation
475,000	4.750%, 11/3/2055	562,884
475,000	4.200%, 11/3/2035	522,086
935,000	3.700%, 8/8/2046	947,933
380,000	4.250%, 2/6/2047	419,625
	NetApp, Inc.
265,000	2.000%, 9/27/2019	262,302
	NXP BV
395,000	3.875%, 9/1/2022[i]	398,456
	Oracle Corporation
85,000	2.500%, 5/15/2022	84,081
312,000	2.400%, 9/15/2023	302,321
780,000	2.950%, 5/15/2025	767,973
420,000	3.850%, 7/15/2036	432,927
	QUALCOMM, Inc.
234,000	3.000%, 5/20/2022	232,308
156,000	4.300%, 5/20/2047	153,870
	Seagate HDD Cayman
280,000	4.750%, 1/1/2025	278,174
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[i]	349,375
	Tyco Electronics Group SA
78,000	3.450%, 8/1/2024	79,246
156,000	3.125%, 8/15/2027	153,039
	VMware, Inc.
65,000	2.950%, 8/21/2022	62,998
	Western Digital Corporation
835,000	4.750%, 2/15/2026[f]	845,959

	Total	17,212,682

Transportation (0.2%)
	Air Canada Pass Through Trust
68,380	3.875%, 3/15/2023[i]	68,722
	American Airlines Pass Through Trust
311,923	3.375%, 5/1/2027	311,533
	Avis Budget Car Rental, LLC
305,000	6.375%, 4/1/2024[i,l]	312,320
	Burlington Northern Santa Fe, LLC
235,000	5.750%, 5/1/2040	300,303
740,000	5.050%, 3/1/2041	876,870
260,000	4.450%, 3/15/2043	288,063
325,000	3.900%, 8/1/2046	337,723
	Continental Airlines, Inc.
147,918	4.150%, 4/11/2024	153,968
	CSX Corporation
126,000	3.700%, 11/1/2023	129,865
	Delta Air Lines, Inc.
175,000	2.875%, 3/13/2020	175,029
47,923	4.950%, 11/23/2020	49,001
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[i]	84,324
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	75,288
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	226,763

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Transportation (0.2%) - continued
	United Continental Holdings, Inc.
$545,000	4.250%, 10/1/2022	$547,725
	XPO Logistics, Inc.
445,000	6.500%, 6/15/2022[i]	463,245

	Total	4,400,742

U.S. Government and Agencies (7.0%)
	U.S. Treasury Bonds
2,500,000	2.250%, 8/15/2027	2,401,563
2,350,000	2.250%, 11/15/2027	2,255,541
550,000	5.250%, 11/15/2028	679,615
1,175,000	4.375%, 5/15/2040	1,463,288
560,000	3.000%, 5/15/2042	569,078
14,321,000	2.500%, 5/15/2046	13,102,596
4,500,000	2.750%, 8/15/2047	4,326,152
3,417,000	2.750%, 11/15/2047	3,285,793
	U.S. Treasury Bonds, TIPS
7,373,685	0.125%, 1/15/2023	7,256,353
6,943,820	0.375%, 1/15/2027	6,802,432
5,949,442	0.375%, 7/15/2027	5,839,170
	U.S. Treasury Notes
4,010,000	0.750%, 2/15/2019	3,959,718
3,900,000	1.000%, 10/15/2019	3,829,008
18,110,000	1.500%, 10/31/2019	17,918,996
10,845,000	1.750%, 11/30/2019	10,770,017
21,500,000	1.375%, 9/30/2020	21,007,852
2,250,000	1.875%, 12/15/2020	2,224,512
1,500,000	1.375%, 5/31/2021	1,452,598
5,053,000	1.125%, 8/31/2021	4,832,523
11,250,000	1.875%, 7/31/2022	10,954,248
29,865,000	2.000%, 11/30/2022	29,158,039
304,000	1.375%, 9/30/2023	284,644
5,000,000	2.125%, 7/31/2024	4,845,313
1,100,000	2.250%, 11/15/2024	1,071,898
4,000,000	2.125%, 11/30/2024	3,866,719

	Total	164,157,666

Utilities (0.8%)
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	479,005
	Appalachian Power Company
155,000	3.300%, 6/1/2027	152,696
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	99,353
	Atmos Energy Corporation
175,000	3.000%, 6/15/2027	171,112
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	104,878
265,000	4.500%, 2/1/2045	290,618
	Calpine Corporation
270,000	5.375%, 1/15/2023[l]	266,625
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	216,944
228,000	3.450%, 8/15/2027	226,157
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	288,189
130,000	4.350%, 11/15/2045	142,852
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	152,306
114,000	4.500%, 12/1/2045	128,022
	Dominion Energy, Inc.
300,000	2.962%, 7/1/2019	301,369
312,000	2.579%, 7/1/2020	309,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Utilities (0.8%) - continued
	DTE Electric Company
$215,000	3.700%, 3/15/2045	$215,765
245,000	3.700%, 6/1/2046	246,064
	DTE Energy Company
40,000	2.400%, 12/1/2019	39,820
	Duke Energy Carolinas, LLC
585,000	3.700%, 12/1/2047	584,407
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	216,082
304,000	3.750%, 9/1/2046	292,760
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	207,731
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	304,844
	Dynegy, Inc.
395,000	7.375%, 11/1/2022	417,278
	Edison International
300,000	2.950%, 3/15/2023	295,172
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019	233,544
235,000	4.750%, 6/15/2046	247,148
	Eversource Energy
400,000	2.500%, 3/15/2021	397,390
	Exelon Corporation
165,000	5.100%, 6/15/2045	189,820
234,000	4.450%, 4/15/2046	246,406
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	257,622
265,000	2.950%, 1/15/2020	266,333
	FirstEnergy Corporation
100,000	2.850%, 7/15/2022	98,223
605,000	4.850%, 7/15/2047	669,722
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	87,067
152,000	5.300%, 7/1/2043	179,228
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	633,541
	Monongahela Power Company
210,000	5.400%, 12/15/2043[i]	259,364
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	297,783
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	194,571
	NextEra Energy Partners, LP
545,000	4.250%, 9/15/2024[i]	547,725
	NiSource Finance Corporation
156,000	3.490%, 5/15/2027	155,295
435,000	5.650%, 2/1/2045	537,928
	NRG Energy, Inc.
250,000	7.250%, 5/15/2026	272,275
	Oncor Electric Delivery Company, LLC
624,000	3.750%, 4/1/2045	627,273
	Pacific Gas and Electric Company
390,000	3.300%, 3/15/2027	375,941
228,000	4.250%, 3/15/2046	231,262
	PG&E Corporation
110,000	2.400%, 3/1/2019	109,752
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	106,671
156,000	3.400%, 6/1/2023	156,677
365,000	5.000%, 3/15/2044	417,016
	PPL Electric Utilities Corporation
234,000	3.950%, 6/1/2047	245,280

Principal Amount	Long-Term Fixed Income (27.5%)	Value
Utilities (0.8%) - continued
	Public Service Electric & Gas Company
$390,000	3.000%, 5/15/2027	$378,854
	Sempra Energy
350,000	6.150%, 6/15/2018	355,345
95,000	2.400%, 3/15/2020	94,604
	Southern California Edison Company
55,000	2.400%, 2/1/2022	53,985
320,000	4.000%, 4/1/2047	332,971
	Southern Company
315,000	2.950%, 7/1/2023	311,150
760,000	3.250%, 7/1/2026	732,861
300,000	4.400%, 7/1/2046	311,155
	Southern Company Gas Capital Corporation
390,000	4.400%, 5/30/2047	406,220
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	109,460
	Tesoro Logistics, LP
470,000	5.250%, 1/15/2025	493,006
	Xcel Energy, Inc.
455,000	3.350%, 12/1/2026	451,874

	Total	18,222,036

	Total Long-Term Fixed Income (cost $645,607,780)	643,960,510

Shares	Common Stock (21.8%)	Value
Consumer Discretionary (2.5%)
2,767	Amazon.com, Inc.[n]	4,014,613
14,775	American Axle & Manufacturing Holdings, Inc.[n]	260,779
2,142	American Public Education, Inc.[n]	54,407
500	AOKI Holdings, Inc.	7,583
8,534	Aptiv plc	809,706
19,379	Aramark	887,752
4,620	Ascent Capital Group, Inc.[n]	43,567
900	Autobacs Seven Company, Ltd.	18,018
300	Bandai Namco Holdings, Inc.	9,818
2,214	Barratt Developments plc	18,391
2,919	Berkeley Group Holdings plc	164,357
17,490	BorgWarner, Inc.	983,987
734	Breville Group, Ltd.	7,257
3,600	Bridgestone Corporation	175,702
21,025	Bright Horizons Family Solutions, Inc.[n]	2,064,655
4,393	Brunswick Corporation	275,793
12,486	Burlington Stores, Inc.[n]	1,519,671
6,610	Caleres, Inc.	195,920
6,817	Carnival Corporation	488,165
1,308	Cedar Fair, LP	88,682
2,893	Century Casinos, Inc.[n]	26,471
2,199	Children’s Place, Inc.	329,410
1,080	Chipotle Mexican Grill, Inc.[n]	350,741
700	Chiyoda Company, Ltd.[l]	17,371
257	Cie Generale des Etablissements Michelin	41,114
129,829	Comcast Corporation	5,521,627
24,628	Core-Mark Holding Company, Inc.	544,033
11,142	CSS Industries, Inc.	291,475
10,165	Culp, Inc.	323,247
1,100	DCM Holdings Company, Ltd.	10,901
6,400	DISH Network Corporation[n]	300,160
19,954	Dollar Tree, Inc.[n]	2,294,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Consumer Discretionary (2.5%) - continued
33,516	Duluth Holdings, Inc.[l,n]	$590,217
3,494	Emerald Expositions Events, Inc.	75,401
4,473	Eutelsat Communications	98,451
4,475	Expedia, Inc.	572,845
7,450	Five Below, Inc.[n]	483,729
4,646	FTD Companies, Inc.[n]	27,226
9,927	G-III Apparel Group, Ltd.[n]	370,773
15,080	Habit Restaurants, Inc.[n]	131,950
21,231	Harley-Davidson, Inc.[l]	1,028,854
10,752	Haverty Furniture Companies, Inc.	239,770
1,600	Heiwa Corporation	32,068
2,610	Hemisphere Media Group, Inc.[n]	27,927
12,386	Home Depot, Inc.	2,488,347
11,600	Honda Motor Company, Ltd.	409,083
1,430	Hugo Boss AG	131,337
2,867	Hyatt Hotels Corporation[n]	233,087
5,815	Inchcape plc	59,873
21,946	International Speedway Corporation	1,018,294
457	Ipsos SA	17,457
1,053	JM AB	23,752
9,070	K12, Inc.[n]	157,364
7,390	La-Z-Boy, Inc.	222,808
1,561	Liberty Global plc[n]	58,350
17,288	Liberty Media Corporation - Liberty SiriusXM[n]	774,675
3,819	Liberty SiriusXM Group[n]	171,893
139	Linamar Corporation	8,208
2,353	Lithia Motors, Inc.	294,031
415	Loral Space & Communications, Inc.[n]	19,360
40,344	Lowe’s Companies, Inc.	4,225,227
968	Marcus Corporation	25,168
5,440	Marks and Spencer Group plc	23,263
8,370	Michaels Companies, Inc.[n]	224,902
27,890	Modine Manufacturing Company[n]	651,231
4,950	Netflix, Inc.[n]	1,337,985
33,630	Newell Brands, Inc.	889,177
12,910	News Corporation, Class A	220,890
4,210	News Corporation, Class B	73,465
219	Nexity SA	13,196
811	Next plc	58,559
35,400	Nissan Motor Company, Ltd.	379,223
25,510	Norwegian Cruise Line Holdings, Ltd.[n]	1,549,477
23,142	Nutrisystem, Inc.	1,000,891
1,428	O’Reilly Automotive, Inc.[n]	377,977
8,243	Oxford Industries, Inc.	649,548
6,010	Papa John’s International, Inc.[l]	389,989
10,070	Peugeot SA	226,187
26,730	Pinnacle Entertainment, Inc.[n]	863,112
500	Plenus Company, Ltd.	9,802
7,660	Polaris Industries, Inc.	865,657
252	Priceline Group, Inc.[n]	481,837
5,644	PVH Corporation	875,272
12,507	Ross Stores, Inc.	1,030,452
862	Ruth’s Hospitality Group, Inc.	20,429
1,600	Sangetsu Company, Ltd.	31,872
3,700	Sankyo Company, Ltd.	120,215
1,200	SHIMAMURA Company, Ltd.	141,078
4,810	Signet Jewelers, Ltd.	254,449
33,735	Six Flags Entertainment Corporation	2,279,137
1,280	Stamps.com, Inc.[n]	260,928
3,600	Sumitomo Rubber Industries, Ltd.	70,120
2,605	Systemax, Inc.	80,885
200	Takara Standard Company, Ltd.	3,310
17,111	Taylor Morrison Home Corporation[n]	435,133
27,248	Toll Brothers, Inc.	1,269,212

Shares	Common Stock (21.8%)	Value
Consumer Discretionary (2.5%) - continued
34,637	Tower International, Inc.	$1,046,037
3,300	Toyoda Gosei Company, Ltd.	87,823
6,424	Tupperware Brands Corporation	371,050
4,500	TV Asahi Holdings Corporation	93,055
1,529	Ulta Beauty, Inc.[n]	339,591
2,425	Vail Resorts, Inc.	530,008
10,517	VF Corporation	853,349
4,675	Walt Disney Company	508,032
1,650	Whirlpool Corporation	299,343
11,580	Wingstop, Inc.[l]	560,009
1,077	Wolters Kluwer NV	57,006
1,600	Yokohama Rubber Company, Ltd.	40,847
18,517	Zoe’s Kitchen, Inc.[n]	272,570
4,330	Zumiez, Inc.[n]	89,847

	Total	58,465,035

Consumer Staples (0.8%)
1,400	Arcs Company, Ltd.	32,521
12,549	Blue Buffalo Pet Products, Inc.[l,n]	426,415
22,340	Cott Corporation	372,184
16,150	CVS Health Corporation	1,270,843
19,284	e.l.f. Beauty, Inc.[l,n]	396,479
1,094	ForFarmers BV	13,746
1,970	Grieg Seafood ASA	17,408
24,706	Hain Celestial Group, Inc.[n]	942,287
465	Henkel AG & Company KGaA	58,207
5,560	Inter Parfums, Inc.	253,536
200	Japan Tobacco, Inc.	6,628
1,680	John B. Sanfilippo & Son, Inc.	105,202
1,100	Kewpie Corporation	31,471
3,460	Kimberly-Clark Corporation	404,820
1,300	Lawson, Inc.	88,160
2	Lindt & Spruengli AG	12,528
16,350	MGP Ingredients, Inc.	1,463,979
200	Ministop Company, Ltd.	4,189
21,683	Monster Beverage Corporation[n]	1,479,431
14,200	PepsiCo, Inc.	1,708,260
29,973	Pinnacle Foods, Inc.	1,856,528
4	Seaboard Corporation	17,344
2,868	Seneca Foods Corporation[n]	90,485
500	Seven & I Holdings Company, Ltd.	20,630
8,608	SpartanNash Company	209,777
10,350	Unilever NV	597,428
8,954	Unilever plc	506,763
72,852	US Foods Holding Corporation[n]	2,340,735
31,904	Wal-Mart Stores, Inc.	3,400,966

	Total	18,128,950

Energy (0.8%)
58,071	Abraxas Petroleum Corporation[n]	138,790
8,200	Anadarko Petroleum Corporation	492,410
3,475	Andeavor	375,856
64,524	Archrock, Inc.	600,073
66,459	BP plc	474,144
37,751	Callon Petroleum Company[l,n]	428,474
16,280	Chevron Corporation	2,040,698
7,724	Concho Resources, Inc.[n]	1,216,067
1,943	Contura Energy, Inc.	132,124
14,990	Devon Energy Corporation	620,136
7,414	EQT Corporation	402,506
9,170	Era Group, Inc.[n]	92,892
12,109	Exterran Corporation[n]	349,708
25,357	Exxon Mobil Corporation	2,213,666
23,070	Halliburton Company	1,238,859
6,832	HollyFrontier Corporation	327,663
81,371	Marathon Oil Corporation	1,480,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Energy (0.8%) - continued
14,490	Marathon Petroleum Corporation	$1,003,722
48,638	Newpark Resources, Inc.[n]	442,606
15,550	Nine Energy Service, Inc.[n]	421,716
15,513	Oil States International, Inc.[n]	496,416
3,218	OMV AG	207,197
14,405	Overseas Shipholding Group, Inc.[n]	30,395
4,566	Par Pacific Holdings, Inc.[n]	83,238
25,987	Parsley Energy, Inc.[n]	613,293
34,871	Patterson-UTI Energy, Inc.	823,653
9,326	Pioneer Energy Services Corporation[n]	30,310
3,680	Pioneer Natural Resources Company	673,109
4,919	Repsol SA	92,581
10,510	Rowan Companies plc[n]	154,707
3,076	Royal Dutch Shell plc	108,021
1,234	Royal Dutch Shell plc, Class A	43,262
6,941	Royal Dutch Shell plc, Class B	246,214
4,490	RPC, Inc.[l]	90,698
4,351	TechnipFMC plc	141,233
26,966	Teekay Tankers, Ltd.[l]	34,247
1,317	TGS Nopec Geophysical Company ASA	33,086
3,146	Total SA	182,406
7,192	W&T Offshore, Inc.[n]	34,809
194,000	Weatherford International plc[n]	764,360
55,975	WPX Energy, Inc.[n]	824,512

	Total	20,199,995

Financials (4.9%)
3,377	ABN AMRO Group NVi	114,306
5,819	Affiliated Managers Group, Inc.	1,161,647
6,660	AG Mortgage Investment Trust, Inc.	116,150
12,926	AGNC Investment Corporation	242,880
12,450	Ally Financial, Inc.	370,637
7,900	American International Group, Inc.	504,968
6,300	Ameris Bancorp	337,365
7,162	Aon plc	1,018,222
200	Aozora Bank, Ltd.	8,123
3,383	Argo Group International Holdings, Ltd.	207,378
24,237	Associated Banc-Corp	599,866
21,540	Assured Guaranty, Ltd.	766,609
759	ASX, Ltd.	33,398
6,714	Australia & New Zealand Banking Group, Ltd.	154,215
10,923	Aviva plc	79,688
14,190	BancorpSouth Bank	476,075
106,569	Bank of America Corporation	3,410,208
971	Bank of Marin Bancorp	66,708
34,919	Bank of New York Mellon Corporation	1,979,907
9,308	Bank of the Ozarks	464,935
10,240	BankFinancial Corporation	162,611
61,991	Beneficial Bancorp, Inc.	1,007,354
13,036	Berkshire Hathaway, Inc.[n]	2,794,658
10,584	Berkshire Hills Bancorp, Inc.	401,663
19,150	Blackstone Group, LP	699,932
6,630	Blue Hills Bancorp, Inc.	127,959
63,479	Boston Private Financial Holdings, Inc.	977,577
34,457	Brookline Bancorp, Inc.	551,312
9,520	Brown & Brown, Inc.	499,610
6,160	Capital One Financial Corporation	640,394
23,354	Cathay General Bancorp	1,021,504
40,241	Central Pacific Financial Corporation	1,189,926
4,280	Chemical Financial Corporation	249,995
3,382	Cherry Hill Mortgage Investment Corporation	57,359

Shares	Common Stock (21.8%)	Value
Financials (4.9%) - continued
4,450	Chubb, Ltd.	$694,867
4,357	CI Financial Corporation	104,887
83,371	Citigroup, Inc.	6,542,956
6,416	Citizens Financial Group, Inc.	294,494
73,756	CNO Financial Group, Inc.	1,813,660
5,856	CNP Assurances	150,089
36,621	CoBiz Financial, Inc.	734,617
17,598	Comerica, Inc.	1,675,682
8,477	Community Trust Bancorp, Inc.	400,962
54,574	CYS Investments, Inc.	367,829
1,107	Danske Bank AS	44,952
21,731	Direct Line Insurance Group plc	113,932
357	DnB ASA	7,256
46,367	Dynex Capital, Inc.	301,385
72,045	E*TRADE Financial Corporation[n]	3,796,771
5,138	Eagle Bancorp, Inc.[n]	323,694
36,189	East West Bancorp, Inc.	2,385,217
8,015	Ellington Residential Mortgage REIT	86,642
24,513	Employers Holdings, Inc.	1,039,351
27,956	Enterprise Financial Services Corporation	1,360,059
6,959	Essent Group, Ltd.[n]	323,733
729	Euronext NVi	49,386
3,139	FBL Financial Group, Inc.	218,474
42,456	Fifth Third Bancorp	1,405,294
9,063	Financial Institutions, Inc.	282,312
164,768	First BanCorp[n]	988,608
12,070	First Busey Corporation	373,929
59,440	First Commonwealth Financial Corporation	860,097
3,915	First Connecticut Bancorp, Inc.	98,462
6,464	First Defiance Financial Corporation	359,140
10,450	First Financial Bancorp	297,825
5,566	First Financial Corporation	257,706
13,449	First Interstate BancSystem, Inc.	562,841
1,150	First Merchants Corporation	49,634
580	First Mid-Illinois Bancshares, Inc.	22,330
6,496	First Midwest Bancorp, Inc.	161,491
4,587	First of Long Island Corporation	128,895
14,381	First Republic Bank	1,287,819
22,461	FlexiGroup, Ltd.	32,759
18,927	Franklin Resources, Inc.	802,694
2,193	Genworth MI Canada, Inc.	75,311
8,197	Goldman Sachs Group, Inc.	2,195,894
13,532	Great Southern Bancorp, Inc.	686,749
814	Guaranty Bancorp	23,077
4,141	Hamilton Lane, Inc.	154,376
4,530	Hancock Holding Company	243,261
24,078	Hanmi Financial Corporation	758,457
1,476	Hannover Rueckversicherung SE	201,865
14,617	Hanover Insurance Group, Inc.	1,653,914
421	Hargreaves Lansdown plc	11,109
21,342	Hartford Financial Services Group, Inc.	1,254,056
17,058	Heartland Financial USA, Inc.	906,633
25,519	Heritage Commerce Corporation	408,559
16,684	Heritage Financial Corporation	513,867
12,676	Hometrust Bancshares, Inc.[n]	321,337
28,407	Hope Bancorp, Inc.	540,869
7,071	Horace Mann Educators Corporation	292,032
12,698	Horizon Bancorp	386,654
3,977	Houlihan Lokey, Inc.	189,703
56,513	HSBC Holdings plc	602,918
77,607	Huntington Bancshares, Inc.	1,255,681
3,634	IBERIABANK Corporation	307,073
12,096	Independent Bank Corporation	278,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Financials (4.9%) - continued
2,002	Infinity Property & Casualty Corporation	$202,702
746	Intact Financial Corporation	62,549
23,038	Interactive Brokers Group, Inc.	1,474,202
28,950	Intercontinental Exchange, Inc.	2,137,668
80	Invesco Mortgage Capital. Inc.	1,299
23,245	Invesco, Ltd.	839,842
28,580	Investment Technology Group, Inc.	610,469
21,020	Investors Bancorp, Inc.	287,764
7,850	J.P. Morgan Chase & Company	908,009
1,713	Jupiter Fund Management plc	14,391
133,511	KeyCorp	2,857,135
8,663	Lakeland Bancorp, Inc.	174,126
48,274	Leucadia National Corporation	1,306,777
21,273	Loews Corporation	1,098,750
892	Macquarie Group, Ltd.	74,016
400	Markel Corporation[n]	459,076
2,220	MarketAxess Holdings, Inc.	435,586
27,385	Medibank Private, Ltd.	73,742
845	Mercantile Bank Corporation	29,482
61,793	Meridian Bancorp, Inc.	1,263,667
26,380	MetLife, Inc.	1,268,087
22,656	MGIC Investment Corporation[n]	335,762
21,410	MidWestOne Financial Group, Inc.	708,243
51,800	Mizuho Financial Group, Inc.	98,200
18,770	MTGE Investment Corporation	319,090
4,080	Nasdaq, Inc.	330,113
11,260	National Bank Holdings Corporation	374,282
2,466	National Bank of Canada	127,991
9,316	Navigators Group, Inc.	452,758
721	NBT Bancorp, Inc.	26,612
3,930	Nordea Bank AB	48,516
15,396	Old Mutual plc	51,109
9,025	Old Second Bancorp, Inc.	132,668
76,795	OM Asset Management plc	1,373,863
6,939	PacWest Bancorp	363,812
1,060	Pargesa Holding SA	96,632
1,657	PCSB Financial Corporation[n]	33,438
3,817	Peapack-Gladstone Financial Corporation	135,580
2,510	Peoples Bancorp, Inc.	89,381
1,439	Plus500, Ltd.	23,006
2,524	Power Corporation of Canada	64,413
2,680	Primerica, Inc.	270,680
14,210	Principal Financial Group, Inc.	960,596
52,242	Provident Financial Services, Inc.	1,374,487
2,600	Prudential Financial, Inc.	308,932
4,483	QCR Holdings, Inc.	196,580
1,257	Raymond James Financial, Inc.	121,162
11,593	Regions Financial Corporation	222,933
22,933	Sandy Spring Bancorp, Inc.	867,326
24,770	Santander Consumer USA Holdings Inc.	427,283
1,553	Schroders plc	82,008
49,586	Seacoast Banking Corporation of Florida[n]	1,278,823
760	Selective Insurance Group, Inc.	44,270
3,800	Senshu Ikeda Holdings, Inc.	14,635
53,380	SLM Corporation[n]	610,667
3,603	State Auto Financial Corporation	107,261
7,243	State Bank Financial Corporation	220,984
8,150	State Street Corporation	897,885
9,609	Sterling Bancorp	237,823
12,766	Stifel Financial Corporation	861,960
6,233	SVB Financial Group[n]	1,536,746
922	Sydbank AS	37,707

Shares	Common Stock (21.8%)	Value
Financials (4.9%) - continued
24,801	Synchrony Financial	$984,104
51,777	Synovus Financial Corporation	2,609,043
18,231	TD Ameritrade Holding Corporation	1,017,107
3,910	Territorial Bancorp, Inc.	118,395
16,388	TriCo Bancshares	606,028
12,799	TriState Capital Holdings, Inc.[n]	307,816
5,486	Triumph Bancorp, Inc.[n]	211,211
71,708	TrustCo Bank Corporation	616,689
6,723	Union Bankshares Corporation	253,793
5,000	United Community Banks, Inc.	158,400
32,744	United Financial Bancorp, Inc.	548,789
1,944	United Fire Group, Inc.	84,350
8,461	Unum Group	450,041
131	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,648
5,933	Washington Trust Bancorp, Inc.	319,195
15,234	Wells Fargo & Company	1,002,093
41,003	Western Alliance Bancorp[n]	2,405,236
20,845	Western Asset Mortgage Capital Corporation	194,484
9,105	Wintrust Financial Corporation	782,119
17,629	WSFS Financial Corporation	900,842
47,660	Zions Bancorporation	2,575,070
19	Zurich Insurance Group AG	6,250

	Total	114,161,337

Health Care (2.2%)
3,020	ABIOMED, Inc.[n]	709,700
4,654	Acadia Healthcare Company, Inc.[n]	158,608
5,958	Aerie Pharmaceuticals, Inc.[n]	326,796
2,500	Aetna, Inc.	467,050
5,617	Alexion Pharmaceuticals, Inc.[n]	670,220
11,489	Amgen, Inc.	2,137,528
16,400	Astellas Pharmaceutical, Inc.	215,680
25,663	Asterias Biotherapeutics, Inc.[l,n]	53,892
589	Atrion Corporation	338,911
3,350	Biogen, Inc.[n]	1,165,164
15,483	BioMarin Pharmaceutical, Inc.[n]	1,397,031
8,552	Cardiovascular Systems, Inc.[n]	211,320
17,630	Catalent, Inc.[n]	820,500
9,211	Celgene Corporation[n]	931,785
874	Chemed Corporation	227,738
3,180	Coherus Biosciences, Inc.[n]	32,118
5,500	Concert Pharmaceuticals, Inc.[n]	110,440
3,970	CONMED Corporation	229,387
690	Cooper Companies, Inc.	168,822
6,694	Danaher Corporation	677,968
10,710	Dexcom, Inc.[l,n]	623,322
2,700	Edwards Lifesciences Corporation[n]	341,766
3,850	Eli Lilly and Company	313,583
16,680	Evolent Health, Inc.[l,n]	235,188
9,140	Express Scripts Holding Company[n]	723,705
32,880	GenMark Diagnostics, Inc.[n]	178,867
12,900	GlaxoSmithKline plc ADR	483,879
1,584	HealthStream, Inc.[n]	37,256
990	Heska Corporation[n]	77,171
5,580	HMS Holdings Corporation[n]	95,585
7,022	Inogen, Inc.[n]	855,561
16,278	Intersect ENT, Inc.[n]	607,983
2,750	Intra-Cellular Therapies, Inc.[n]	46,805
9,689	Ironwood Pharmaceuticals, Inc.[n]	143,494
22,475	Johnson & Johnson	3,105,820
860	Laboratory Corporation of America Holdings[n]	150,070
117	LNA Sante	8,004
8,358	Magellan Health Services, Inc.[n]	832,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Health Care (2.2%) - continued
5,390	Medpace Holdings, Inc.[n]	$197,975
39,256	Medtronic plc	3,371,698
27,200	Merck & Company, Inc.	1,611,600
2,215	Merck KGaA	242,453
2,312	Mettler-Toledo International, Inc.[n]	1,561,201
21,680	MiMedx Group, Inc.[l,n]	363,140
19,217	Mylan NVn	823,448
16,730	Myriad Genetics, Inc.[n]	617,002
7,512	National Healthcare Corporation	468,523
6,317	Neurocrine Biosciences, Inc.[n]	539,914
11,731	Nevro Corporation[l,n]	941,530
5,356	Novartis AG	483,417
11,405	Novo Nordisk AS	632,959
14,343	NuVasive, Inc.[n]	700,942
6,490	Omnicell, Inc.[n]	318,335
3,040	PerkinElmer, Inc.	243,686
8,310	Perrigo Company plc	753,052
91,218	Pfizer, Inc.	3,378,715
2,380	Prothena Corporation plc[n]	99,484
22,030	RadNet, Inc.[n]	223,605
217	Roche Holding AG	53,615
1,170	Sage Therapeutics, Inc.[n]	222,066
26,381	Tactile Systems Technology, Inc.[l,n]	831,793
5,610	Teleflex, Inc.	1,558,178
9,801	Thermo Fisher Scientific, Inc.	2,196,502
10,238	Triple-S Management Corporation[n]	235,269
21,791	UnitedHealth Group, Inc.	5,159,673
2,550	Universal Health Services, Inc.	309,825
11,930	Veeva Systems, Inc.[n]	749,920
6,211	Vertex Pharmaceuticals, Inc.[n]	1,036,430
1,350	Waters Corporation[n]	291,074
1,330	West Pharmaceutical Services, Inc.	133,266
23,420	Wright Medical Group NVl,n	532,805
23,970	Zoetis, Inc.	1,839,218

	Total	52,633,487

Industrials (3.5%)
24,458	Acco Brands Corporation[n]	289,827
3,580	Actuant Corporation	88,605
2,787	Adecco SA	229,317
43,251	Advanced Disposal Services, Inc.[n]	1,054,027
9,328	AECOM[n]	364,818
15,096	Aegion Corporation[n]	378,608
7,175	AGCO Corporation	521,048
21,155	AMETEK, Inc.	1,614,126
10,860	ArcBest Corporation	386,073
800	Asahi Glass Company, Ltd.	35,228
1,041	Atlas Copco AB, Class A	48,821
3,927	Atlas Copco AB, Class B	163,900
17,264	AZZ, Inc.	785,512
3,510	Boeing Company	1,243,839
3,725	Brink’s Company	310,665
2,820	BWX Technologies, Inc.	178,901
11,876	Casella Waste Systems, Inc.[n]	303,788
21,338	CBIZ, Inc.[n]	352,077
200	Central Glass Company, Ltd.	4,477
23,351	Colfax Corporation[n]	934,507
20,667	Comfort Systems USA, Inc.	880,414
11,800	Costamare, Inc.[l]	76,936
13,564	Crane Company	1,355,586
1,044	CSW Industrials, Inc.[n]	50,008
26,150	CSX Corporation	1,484,535
11,851	Curtiss-Wright Corporation	1,548,452
800	Dai Nippon Printing Company, Ltd.	17,889
12,640	Delta Air Lines, Inc.	717,573
1,006	Deutsche Lufthansa AG	35,937

Shares	Common Stock (21.8%)	Value
Industrials (3.5%) - continued
7,249	Donaldson Company, Inc.	$367,234
466	Dun & Bradstreet Corporation	57,658
3,949	Dycom Industries, Inc.[n]	460,888
19,448	EMCOR Group, Inc.	1,580,733
3,027	Emerson Electric Company	218,640
9,754	Encore Wire Corporation	493,552
571	EnerSys	40,147
2,661	Engility Holdings, Inc.[n]	69,612
4,400	ESCO Technologies, Inc.	269,060
17,548	Federal Signal Corporation	356,926
881	Ferguson plc	68,034
7,831	Forrester Research, Inc.	341,823
6,800	Fortive Corporation	516,936
15,166	Fortune Brands Home and Security, Inc.	1,075,724
4,762	Franklin Electric Company, Inc.	215,719
6,447	General Dynamics Corporation	1,434,329
3,010	Genesee & Wyoming, Inc.[n]	240,348
2,338	Gibraltar Industries, Inc.[n]	86,740
370	Global Brass and Copper Holdings, Inc.	11,896
3,850	GMS, Inc.[n]	131,978
2,272	Gorman-Rupp Company	64,229
6,030	Granite Construction, Inc.	402,141
10,302	GWA Group, Ltd.	23,365
35,024	Harsco Corporation[n]	626,930
10,360	Healthcare Services Group, Inc.	571,665
8,231	Heico Corporation	661,114
2,670	Heidrick & Struggles International, Inc.	70,488
2,130	Hillenbrand, Inc.	94,359
800	Hitachi Transport System, Ltd.	20,796
20,858	Honeywell International, Inc.	3,330,397
4,741	Hubbell, Inc.	644,539
2,300	Huntington Ingalls Industries, Inc.	546,342
1,094	Hyster-Yale Materials Handling, Inc.	92,651
5,778	ICF International, Inc.[n]	306,812
1,300	Inaba Denki Sangyo Company, Ltd.	61,343
7,230	Ingersoll-Rand plc	684,175
52,493	Interface, Inc.	1,309,700
16,100	ITOCHU Corporation	316,795
6,397	ITT Corporation	358,232
4,999	Jacobs Engineering Group, Inc.	347,231
5,390	JB Hunt Transport Services, Inc.	651,274
47,334	KAR Auction Services, Inc.	2,581,596
4,471	KeyW Holding Corporation[l,n]	29,956
18,020	Kforce, Inc.	467,619
20,150	Kirby Corporation[n]	1,509,235
5,230	L3 Technologies, Inc.	1,111,166
3,360	Lincoln Electric Holdings, Inc.	327,835
1,810	Lindsay Corporation	161,470
2,530	Lockheed Martin Corporation	897,770
563	Loomis AB	22,510
2,800	Marubeni Corporation	21,059
13,430	Masco Corporation	599,784
6,450	Masonite International Corporation[n]	449,888
7,293	Meggitt plc	48,044
1,923	Middleby Corporation[n]	262,028
11,510	Milacron Holdings Corporation[n]	218,345
2,000	Mitsuboshi Belting, Ltd.	26,761
6,409	Monadelphous Group, Ltd.	90,616
6,270	Moog, Inc.[n]	564,676
49,279	MRC Global, Inc.[n]	886,036
4,009	National Express Group plc	20,876
23,765	Navigant Consulting, Inc.[n]	487,658
65,196	NCI Building Systems, Inc.[n]	1,202,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Industrials (3.5%) - continued
3,200	Nitto Kogyo Corporation	$54,972
974	Nobina ABi	6,910
7,984	Norfolk Southern Corporation	1,204,626
1,208	Northgate plc	6,964
2,830	Novanta, Inc.[n]	163,857
6,220	Old Dominion Freight Line, Inc.	910,919
6,754	On Assignment, Inc.[n]	517,154
8,056	Orbital ATK, Inc.	1,062,586
5,050	Orion Group Holdings, Inc.[n]	37,976
9,198	Oshkosh Corporation	834,443
9,286	PageGroup plc	71,769
8,983	Parker Hannifin Corporation	1,809,356
3,316	Proto Labs, Inc.[n]	362,605
3,270	Quad/Graphics, Inc.	72,332
12,424	Radiant Logistics, Inc.[n]	59,759
4,910	Raven Industries, Inc.	189,281
10,224	Raytheon Company	2,136,203
11,772	RELX NV	260,675
7,227	RELX plc	159,933
2,204	Resources Connection, Inc.	36,035
389	Rockwool International AS	108,663
6,709	Roper Industries, Inc.	1,882,478
25,559	Royal Mail plc	170,291
4,275	Saia, Inc.[n]	322,976
890	Schindler Holding AG, Participation Certificate	223,001
11	SGS SA	29,570
1,597	Siemens AG	242,433
6,474	SiteOne Landscape Supply, Inc.[n]	493,060
8,532	SKF AB	210,885
2,800	Smiths Group plc	63,588
49,516	Southwest Airlines Company	3,010,573
7,550	SP Plus Corporation[n]	291,053
524	Spirax-Sarco Engineering plc	42,204
28,657	SPX Corporation[n]	895,531
16,150	SPX FLOW, Inc.[n]	748,876
527	Standex International Corporation	55,309
1,760	Stanley Black & Decker, Inc.	292,565
391	Sulzer, Ltd.	55,567
400	Taikisha, Ltd.	13,975
5,050	Terex Corporation	237,451
1,300	Toppan Forms Company, Ltd.	14,679
11,000	Toppan Printing Company, Ltd.	103,692
5,892	Toro Company	386,810
25,270	TPI Composites, Inc.[n]	507,422
1,938	Transcontinental, Inc.	39,185
620	TransDigm Group, Inc.	196,484
2,130	TransUnion[n]	126,437
31,524	TriMas Corporation[n]	838,538
16,413	TrueBlue, Inc.[n]	448,896
1,000	Tsubakimoto Chain Company	8,444
11,680	United Continental Holdings, Inc.[n]	792,138
6,019	United Parcel Service, Inc.	766,339
11,086	United Rentals, Inc.[n]	2,007,785
19,181	United Technologies Corporation	2,647,170
2,750	Univar, Inc.[n]	82,115
12,300	Universal Truckload Services, Inc.	285,975
988	Valmont Industries, Inc.	161,637
16,926	Vectrus, Inc.[n]	514,550
12,015	Verisk Analytics, Inc.[n]	1,202,101
2,195	Vinci SA	237,234
5,650	WABCO Holdings, Inc.[n]	872,303
11,237	WageWorks, Inc.[n]	680,400
26,092	Waste Connections, Inc.	1,873,927
2,125	Watsco, Inc.	382,054
15,530	Willdan Group, Inc.[n]	351,910

Shares	Common Stock (21.8%)	Value
Industrials (3.5%) - continued
600	Yuasa Trading Company, Ltd.	$21,478

	Total	81,563,950

Information Technology (4.6%)
12,370	2U, Inc.[n]	918,720
10,474	ADTRAN, Inc.	167,584
26,650	Advanced Micro Devices, Inc.[l,n]	366,171
28,171	Agilent Technologies, Inc.	2,068,597
30,812	Akamai Technologies, Inc.[n]	2,064,096
6,050	Alliance Data Systems Corporation	1,552,793
1,649	Alphabet, Inc., Class An	1,949,481
1,860	Alphabet, Inc., Class Cn	2,176,088
5,318	Ambarella, Inc.[l,n]	268,027
2,433	American Software, Inc.	30,485
18,849	Amphenol Corporation	1,748,622
18,324	Apple, Inc.	3,067,987
2,965	Arista Networks, Inc.[n]	817,806
35,882	Arrow Electronics, Inc.[n]	2,918,642
2,990	Atkore International Group, Inc.[n]	69,906
7,187	Automatic Data Processing, Inc.	888,529
3,840	Belden, Inc.	325,517
48,083	Benchmark Electronics, Inc.[n]	1,392,003
65	BKW FMB Energie	4,157
59,005	Booz Allen Hamilton Holding Corporation	2,311,816
25,222	CA, Inc.	904,209
1,700	Canon, Inc.	67,830
2,374	Capgemini SA	315,128
1,550	Cavium, Inc.[n]	137,609
5,910	CDW Corporation	442,009
42,530	Ciena Corporation[n]	905,038
145,135	Cisco Systems, Inc.	6,028,908
5,802	Cognex Corporation	361,871
3,951	CommerceHub, Inc.[n]	76,215
4,369	CommVault Systems, Inc.[n]	233,086
11,690	Computer Sciences Government Services, Inc.	389,043
7,750	Comtech Telecommunications Corporation	167,632
10,527	CoreLogic, Inc.[n]	498,559
9,400	Descartes Systems Group, Inc.[n]	266,490
22,330	Dolby Laboratories, Inc.	1,436,712
6,735	DST Systems, Inc.	561,497
14,915	eBay, Inc.[n]	605,251
19,831	Endurance International Group Holdings, Inc.[n]	164,597
8,240	Envestnet, Inc.[n]	442,900
3,620	Euronet Worldwide, Inc.[n]	339,809
71,167	EVERTEC, Inc.	1,113,764
2,500	ExlService Holdings, Inc.[n]	151,875
4,608	Extreme Networks, Inc.[n]	69,258
12,610	Facebook, Inc.[n]	2,356,683
16,132	Fidelity National Information Services, Inc.	1,651,272
10,482	Fiserv, Inc.[n]	1,476,285
48,379	FLIR Systems, Inc.	2,477,489
17,148	Fortinet, Inc.[n]	789,494
10,450	Global Payments, Inc.	1,168,101
12,486	Guidewire Software, Inc.[n]	992,013
36,611	HP, Inc.	853,769
4,126	IAC/InterActiveCorporation[n]	598,146
18,292	Insight Enterprises, Inc.[n]	678,999
69,658	Keysight Technologies, Inc.[n]	3,254,422
6,800	Konica Minolta Holdings, Inc.	68,069
380	Kulicke and Soffa Industries, Inc.[n]	8,744
5,270	Lam Research Corporation	1,009,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Information Technology (4.6%) - continued
18,220	Liberty Tripadvisor Holdings, Inc.[n]	$160,336
17,170	M/A-COM Technology Solutions Holdings, Inc.[l,n]	533,987
11,846	ManTech International Corporation	616,821
24,039	MasterCard, Inc.	4,062,591
9,160	Maxim Integrated Products, Inc.	558,760
12,621	Methode Electronics, Inc.	515,568
3,440	Microsemi Corporation[n]	212,558
48,831	Microsoft Corporation	4,639,433
11,385	Monolithic Power Systems, Inc.	1,356,181
6,720	National Instruments Corporation	335,597
1,800	NEC Networks & System Integration Corporation	48,233
19,690	New Relic, Inc.[n]	1,176,084
7,437	Nice, Ltd. ADR	677,511
55,586	NRG Yield, Inc., Class A	1,046,684
3,362	NVIDIA Corporation	826,380
8,000	NXP Semiconductors NVn	962,560
82,504	Oracle Corporation	4,256,381
6,800	Palo Alto Networks, Inc.[n]	1,073,516
5,180	Paylocity Holding Corporation[n]	270,862
23,362	PayPal Holdings, Inc.[n]	1,993,246
5,513	Pegasystems, Inc.	280,336
5,762	Plantronics, Inc.	339,900
3,780	Plexus Corporation[n]	225,855
17,999	Progress Software Corporation	896,890
17,435	Proofpoint, Inc.[n]	1,778,719
19,197	Q2 Holdings, Inc.[n]	812,993
11,530	Red Hat, Inc.[n]	1,514,811
3,945	Ribbon Communications, Inc.[n]	27,536
20,643	Rudolph Technologies, Inc.[n]	540,847
300	Ryoyo Electro Corporation	5,324
37,696	SailPoint Technologies Holdings, Inc.[n]	630,654
12,533	Salesforce.com, Inc.[n]	1,427,634
3,579	ScanSource, Inc.[n]	122,402
55,486	Sequans Communications SA ADR[l,n]	97,655
9,288	ServiceNow, Inc.[n]	1,382,705
710	Silicon Laboratories, Inc.[n]	68,302
287	SMA Solar Technology AGl	15,607
9,900	SS&C Technologies Holdings, Inc.	497,772
15,910	Synopsys, Inc.[n]	1,473,425
650	TE Connectivity, Ltd.	66,644
9,475	Teradata Corporation[n]	383,738
7,555	Teradyne, Inc.	346,321
8,020	Texas Instruments, Inc.	879,553
17,133	Total System Services, Inc.	1,522,438
69,286	Travelport Worldwide, Ltd.	942,982
5,953	Trimble, Inc.[n]	262,527
20,500	Twitter, Inc.[n]	529,105
8,502	Tyler Technologies, Inc.[n]	1,713,238
1,288	Ultimate Software Group, Inc.[n]	299,962
3,305	VASCO Data Security International, Inc.[n]	47,592
14,079	Verint Systems, Inc.[n]	587,798
18,803	Virtusa Corporation[n]	838,990
16,150	Visa, Inc.	2,006,315
5,288	Xerox Corporation	180,479
20,089	Xilinx, Inc.	1,466,899
7,817	XO Group, Inc.[n]	149,305
40,133	Zix Corporation[n]	169,763

	Total	108,025,418

Materials (1.1%)
1,993	A. Schulman, Inc.	77,727
900	Adeka Corporation	15,981
6,050	Alcoa Corporation[n]	314,721

Shares	Common Stock (21.8%)	Value
Materials (1.1%) - continued
3,324	American Vanguard Corporation	$70,303
1,294	APERAM	76,956
2,383	Balchem Corporation	188,257
5,857	BASF SE	686,900
12,138	BHP Billiton plc	270,316
8,293	BHP Billiton, Ltd.	202,807
6,250	Celanese Corporation	676,000
11,600	CF Industries Holdings, Inc.	492,304
1,303	Chemours Company	67,261
19,969	Continental Building Products, Inc.[n]	568,118
31,854	Crown Holdings, Inc.[n]	1,849,125
7,400	Daicel Corporation	89,985
13,256	Eastman Chemical Company	1,314,730
4,463	Evonik Industries AG	176,358
23,468	Ferro Corporation[n]	551,967
18,780	Ferroglobe Representation & Warranty Insurance Trust[c,n]	2
5,627	FMC Corporation	513,914
24,170	Freeport-McMoRan, Inc.[n]	471,315
3,368	Granges AB	35,441
20,077	Graphic Packaging Holding Company	324,244
13,945	Innospec, Inc.	1,001,251
7,991	International Paper Company	502,314
1,400	JSR Corporation	33,278
4,887	Kadant, Inc.	489,922
3,000	Kaneka Corporation	27,926
3,060	Koppers Holdings, Inc.[n]	140,148
6,500	Kuraray Company, Ltd.	122,091
3,700	Kyoei Steel, Ltd.	67,478
4,740	Martin Marietta Materials, Inc.	1,081,526
1,462	Materion Corporation	72,661
4,799	Mercer International, Inc.	70,545
5,079	Mondi plc	135,371
28,365	Myers Industries, Inc.	595,665
1,400	Neenah, Inc.	126,700
5,594	Newmont Mining Corporation	226,613
200	Nippon Shokubai Company, Ltd.	14,242
21,180	Norsk Hydro ASA	154,219
7,350	Nucor Corporation	492,156
4,950	Nutanix, Inc.[n]	158,895
2,487	Olympic Steel, Inc.	57,972
47,573	OMNOVA Solutions, Inc.[n]	523,303
38,680	Owens-Illinois, Inc.[n]	898,150
2,548	Packaging Corporation of America	320,105
45,783	Quantenna Communications, Inc.[l,n]	629,974
18,412	Reliance Steel & Aluminum Company	1,612,707
595	Rio Tinto, Ltd.	36,633
13,870	RPM International, Inc.	724,014
18,671	Ryerson Holding Corporation[n]	186,710
16,614	Schweitzer-Mauduit International, Inc.	752,282
1,598	Scotts Miracle-Gro Company	144,251
2,740	Sensient Technologies Corporation	196,869
1,476	Solvay SA	213,718
17,259	Steel Dynamics, Inc.	783,559
11,691	SunCoke Energy, Inc.[n]	129,770
2,300	Toagosei Company, Ltd.	29,767
4,626	Trinseo SA	381,414
2,706	United States Steel Corporation	101,231
9,110	UPM-Kymmene Oyj	307,178
17,718	Verso Corporation[n]	284,551
1,490	W. R. Grace & Company	109,992
38,632	Westrock Company	2,574,050
600	Yamato Kogyo Company, Ltd.	17,191

	Total	25,563,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (21.8%)	Value
Real Estate (0.9%)
2,279	Alstria Office REIT AG	$35,989
15,958	Ares Commercial Real Estate Corporation	202,188
58,074	Armada Hoffler Properties, Inc.	835,685
871	Artis Real Estate Investment Trust	9,949
8,240	Ashford Hospitality Prime, Inc.	74,325
27,762	Ashford Hospitality Trust, Inc.	178,787
6,438	Bluerock Residential Growth REIT, Inc.	53,950
8,028	British Land Company plc	76,211
95,575	Brixmor Property Group, Inc.	1,551,182
3,000	Camden Property Trust	259,680
28,650	Cedar Realty Trust, Inc.	146,402
27,636	Chatham Lodging Trust	619,046
6,021	Chesapeake Lodging Trust	164,795
13,913	City Office REIT, Inc.	162,504
8,261	Cousins Properties, Inc.	74,349
4,880	CyrusOne, Inc.	281,527
100	Daito Trust Construction Company, Ltd.	17,526
23,860	DDR Corporation	193,743
13,122	DEXUS Property Group	100,729
2,250	Digital Realty Trust, Inc.	251,888
20,990	Douglas Emmett, Inc.	811,683
9,600	Duke Realty Corporation	253,536
3,170	Equity Lifestyle Properties, Inc.	273,634
11,336	First Industrial Realty Trust, Inc.	349,829
14,220	Franklin Street Properties Corporation	144,191
10,400	General Growth Properties, Inc.	239,512
13,507	GEO Group, Inc.	304,583
2,606	Getty Realty Corporation	68,381
11,000	Hang Lung Properties, Ltd.	28,994
9,315	HFF, Inc.	458,391
38,409	Highwoods Properties, Inc.	1,839,023
29,130	Hospitality Properties Trust	827,583
14,207	Host Hotels & Resorts, Inc.	294,937
19,000	Hysan Development Company, Ltd.	106,141
51,915	InfraREIT, Inc.	985,347
19,691	Liberty Property Trust	815,404
4,960	Mid-America Apartment Communities, Inc.	473,035
28,900	Monmouth Real Estate Investment Corporation	493,901
20,520	National Storage Affiliates Trust	520,592
829	One Liberty Properties, Inc.	20,261
14,480	Outfront Media, Inc.	324,352
2,130	Pebblebrook Hotel Trust	83,070
5,300	Physicians Realty Trust	86,390
5,710	Ramco-Gershenson Properties Trust	75,486
4,180	RE/MAX Holdings, Inc.	206,283
27,800	Retail Properties of America, Inc.	334,990
6,000	Road King Infrastructure, Ltd.	12,317
6,522	Ryman Hospitality Properties	499,259
2,038	Saul Centers, Inc.	111,540
7,704	SBA Communications Corporation[n]	1,344,348
29,086	Stockland	99,208
42,981	Summit Hotel Properties, Inc.	665,776
4,594	Sun Communities, Inc.	408,131
4,000	Sun Hung Kai Properties, Ltd.	69,155
2,000	Swire Pacific, Ltd.	19,962
5,021	Terreno Realty Corporation	178,748
15,110	UDR, Inc.	551,968
25,646	Urstadt Biddle Properties, Inc.	498,045
23,642	Weyerhaeuser Company	887,521
14,000	Wing Tai Holdings, Ltd.	25,827

Shares	Common Stock (21.8%)	Value
Real Estate (0.9%) - continued
7,603	Xenia Hotels & Resorts, Inc.	$168,787

	Total	21,250,576

Telecommunications Services (0.1%)
2,093	Freenet AG	80,259
42,345	KCOM Group plc	52,908
4,000	Nippon Telegraph & Telephone Corporation	191,539
19,400	NTT DOCOMO, Inc.	482,040
33,890	ORBCOMM, Inc.[n]	389,396
5,359	TDC AS	35,769
12,935	Telenor ASA	302,416
2,398	Telephone & Data Systems, Inc.	65,777
32,012	Verizon Communications, Inc.	1,730,889
6,053	Vonage Holdings Corporation[n]	67,733

	Total	3,398,726

Utilities (0.4%)
25,000	AES Corporation	289,000
7,082	Artesian Resources Corporation	263,309
5,800	Chubu Electric Power Company, Inc.	73,091
6,280	CMS Energy Corporation	281,030
1,649	Connecticut Water Service, Inc.	87,479
5,560	Consolidated Water Company, Ltd.	74,504
300	Electric Power Development Company, Ltd.	8,552
141	Elia System Operator SA	8,665
2,598	Eversource Energy	163,908
3,410	MDU Resources Group, Inc.	90,297
4,255	Middlesex Water Company	160,243
2,570	New Jersey Resources Corporation	99,716
8,210	NorthWestern Corporation	446,131
60,045	OGE Energy Corporation	1,933,449
9,700	Osaka Gas Company, Ltd.	192,960
31,357	PG&E Corporation	1,330,478
4,360	PNM Resources, Inc.	166,116
2,570	Portland General Electric Company	108,840
2,528	PPL Corporation	80,567
6,650	Public Service Enterprise Group, Inc.	344,935
1,680	Southwest Gas Holdings, Inc.	123,614
1,698	Spire, Inc.	112,917
7,100	Tokyo Gas Company, Ltd.	169,411
41,148	UGI Corporation	1,883,344
970	Unitil Corporation	42,884
528	Verbund AG	14,644

	Total	8,550,084

	Total Common Stock (cost $394,155,562)	511,940,682

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
2,042	Henkel AG & Company KGaA, 1.620%	285,565

	Total	285,565

Energy (<0.1%)
1,443	Alpha Natural Resources, Inc., 0.000%[n]	38,961
1,443	ANR Holdings, Inc., 0.000%[n]	10,822

	Total	49,783

	Total Preferred Stock (cost $282,916)	335,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.4%)	Value
10,650,213	Thrivent Cash Management Trust	$10,650,213

	Total Collateral Held for Securities Loaned (cost $10,650,213)	10,650,213

Shares or Principal Amount	Short-Term Investments (14.6%)	Value
	Federal Home Loan Bank Discount Notes
1,100,000	1.250%, 2/6/2018[o,p]	1,099,801
3,400,000	1.215%, 2/7/2018[o,p]	3,399,262
5,000,000	1.291%, 2/14/2018[o,p]	4,997,655
410,000	1.280%, 2/15/2018[o,p]	409,793
500,000	1.280%, 2/16/2018[o,p]	499,729
590,000	1.426%, 4/11/2018[o,p]	588,394
200,000	1.440%, 4/13/2018[o,p]	199,440
5,200,000	1.445%, 4/27/2018[o,p]	5,182,564
	Thrivent Core Short-Term Reserve Fund
32,466,331	1.640%	324,663,306
	U.S. Treasury Bills
260,000	1.323%, 3/22/2018[o,q]	259,534
140,000	1.379%, 4/5/2018[o,q]	139,677
150,000	1.415%, 4/12/2018[o,q]	149,602
410,000	1.403%, 4/19/2018[o,q]	408,790
140,000	1.379%, 4/26/2018[o,q]	139,537

	Total Short-Term Investments (cost $342,136,810)	342,137,084

	Total Investments (cost $2,143,058,287) 108.5%	$2,543,521,997

	Other Assets and Liabilities, Net (8.5%)	(200,293,808)

	Total Net Assets 100.0%	$2,343,228,189

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $63,967,453 or 2.7% of total net assets.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	All or a portion of the security is on loan.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At January 31, 2018, $1,097,141 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of January 31, 2018 was $17,527,270 or 0.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$675,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	191,959
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	210,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	190,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	210,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	475,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	200,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	124,627
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	200,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	330,330
Digicel, Ltd., 4/15/2021	8/18/2014	753,869
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	523,078
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	250,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	26,804
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	769,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	650,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	725,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	4,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Security	Acquisition Date	Cost
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	$425,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	180,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	675,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	210,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	1,401,983
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	600,000
Shackleton, Ltd., 4/15/2027	12/16/2016	675,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	330,363
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	927,179
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	360,786
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	50,508
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	650,000
Verus Securitization Trust, 7/25/2047	7/24/2017	840,107
Verus Securitization Trust, 1/25/2047	2/16/2017	584,411
Voya CLO 2014-3, Ltd., 7/25/2026	12/13/2017	210,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$1,585,627
Common Stock	8,672,904

Total lending	$10,258,531
Gross amount payable upon return of collateral for securities loaned	$10,650,213

Net amounts due to counterparty	$391,682

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,422,932	–	2,147,547	275,385
Capital Goods	2,445,223	–	1,893,008	552,215
Communications Services	11,637,457	–	11,326,138	311,319
Consumer Cyclical	5,363,664	–	5,057,389	306,275
Consumer Non-Cyclical	5,402,800	–	5,402,800	–
Energy	1,593,141	–	1,593,141	–
Financials	3,386,373	–	3,386,373	–
Technology	2,369,710	–	2,369,710	–
Transportation	1,236,506	–	1,236,506	–
Utilities	1,041,774	–	863,274	178,500
Registered Investment Companies
Affiliated Equity Holdings	687,709,508	687,709,508	–	–
Affiliated Fixed Income Holdings	211,076,094	211,076,094	–	–
Fixed Income Funds/Exchange Traded Funds	27,063,080	27,063,080	–	–
Equity Funds/Exchange Traded Funds	13,364,705	13,364,705	–	–
Long-Term Fixed Income
Asset-Backed Securities	22,141,695	–	22,141,695	–
Basic Materials	10,352,175	–	10,352,175	–
Capital Goods	13,687,483	–	13,687,483	–
Collateralized Mortgage Obligations	21,375,801	–	21,375,801	–
Commercial Mortgage-Backed Securities	20,478,552	–	20,478,552	–
Communications Services	23,487,030	–	23,487,030	–
Consumer Cyclical	19,138,445	–	19,138,445	–
Consumer Non-Cyclical	26,428,092	–	26,428,092	–
Energy	27,525,842	–	27,525,842	–
Financials	69,613,085	–	69,613,085	–
Foreign Government	626,980	–	626,980	–
Mortgage-Backed Securities	185,112,204	–	185,112,204	–
Technology	17,212,682	–	17,212,682	–
Transportation	4,400,742	–	4,400,742	–
U.S. Government and Agencies	164,157,666	–	164,157,666	–
Utilities	18,222,036	–	18,222,036	–
Common Stock
Consumer Discretionary	58,465,035	55,858,738	2,606,297	–
Consumer Staples	18,128,950	16,739,271	1,389,679	–
Energy	20,199,995	18,813,084	1,386,911	–
Financials	114,161,337	111,497,330	2,664,007	–
Health Care	52,633,487	50,997,359	1,636,128	–
Industrials	81,563,950	78,162,070	3,401,880	–
Information Technology	108,025,418	107,501,070	524,348	–
Materials	25,563,124	22,849,286	2,713,836	2
Real Estate	21,250,576	20,648,568	602,008	–
Telecommunications Services	3,398,726	2,253,795	1,144,931	–
Utilities	8,550,084	8,082,761	467,323	–
Preferred Stock
Consumer Staples	285,565	–	285,565	–
Energy	49,783	–	49,783	–
Short-Term Investments	17,473,778	–	17,473,778	–
Subtotal Investments in Securities	$2,149,823,285	$1,432,616,719	$715,582,870	$1,623,696

Other Investments *	Total
Short-Term Investments	324,663,306
Affiliated Registered Investment Companies	58,385,193
Collateral Held for Securities Loaned	10,650,213
Subtotal Other Investments	$393,698,712
Total Investments at Value	$2,543,521,997

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,050,843	19,050,843	–	–
Total Asset Derivatives	$19,050,843	$19,050,843	$–	$–

Liability Derivatives
Futures Contracts	15,072,585	15,072,585	–	–
Total Liability Derivatives	$15,072,585	$15,072,585	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $16,276,688 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 10-Yr. U.S. Treasury Note	28	March 2018	$3,498,777	($94,590)
CBOT 5-Yr. U.S. Treasury Note	6	March 2018	700,894	(12,628)
CBOT U.S. Long Bond	354	March 2018	54,212,934	(1,887,308)
CME S&P 500 Index	171	March 2018	113,603,135	7,199,815
ICE mini MSCI EAFE Index	1,639	March 2018	165,475,859	10,347,866
ICE US mini MSCI Emerging Markets Index	139	March 2018	7,805,895	935,815
Total Futures Long Contracts			$345,297,494	$16,488,970
CBOT 2-Yr. U.S. Treasury Note	(286)	March 2018	($61,346,128)	$361,095
CME E-mini NASDAQ 100 Index	(630)	March 2018	(80,074,685)	(7,652,815)
CME E-mini Russell 2000 Index	(392)	March 2018	(29,864,504)	(1,025,096)
CME E-mini S&P Mid-Cap 400 Index	(685)	March 2018	(129,462,552)	(4,400,148)
CME Ultra Long Term U.S. Treasury Bond	(42)	March 2018	(7,007,627)	206,252
Total Futures Short Contracts			($307,755,496)	($12,510,712)
Total Futures Contracts			$37,541,998	$3,978,258

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

MODERATE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$5,342	$28,304	$22,996	$–	$–	10,650	$10,650	$23
Core Emerging Markets Debt	34,027	1,279	–	–	(251)	3,581	35,055	331
Core International Equity	—	22,029	–	–	1,302	2,203	23,331	29
Core Short-Term Reserve	320,859	68,085	64,281	–	–	32,466	324,663	1,166
High Yield	36,537	504	–	–	(299)	7,560	36,742	504
Income	111,222	1,320	–	–	(1,451)	12,154	111,091	948
Large Cap Growth	136,988	3,288	–	–	14,105	12,490	154,382	–
Large Cap Stock	48,873	4,725	–	–	(539)	1,828	53,059	663
Large Cap Value	176,300	9,804	–	–	10,689	8,149	196,793	2,628
Limited Maturity Bond	63,167	330	–	–	(254)	5,088	63,244	330
Mid Cap Stock	100,128	7,699	–	–	1,243	3,724	109,070	–
Partner Worldwide Allocation	133,267	4,982	–	–	4,459	12,135	142,708	3,240
Small Cap Stock	29,796	1,926	–	–	(24)	1,185	31,698	–
Total Value and Income Earned	$1,196,506			$–	$28,980		$1,292,486	$9,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$154,223	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$155,380
	Big River Steel, LLC, Term Loan
159,600	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	163,191
	Chemours Company, Term Loan
189,466	4.080%, (LIBOR 1M + 2.500%), 5/12/2022[b]	190,847
	Contura Energy, Inc., Term Loan
251,550	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	250,921
	Peabody Energy Corporation, Term Loan
168,407	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	170,583
	Tronox Finance, LLC, Term Loan
107,326	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	108,284
247,674	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	249,886

	Total	1,289,092

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
149,616	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	150,516
	Berry Plastics Corporation, Term Loan
263,672	3.804%, (LIBOR 1M + 2.250%), 1/19/2024[b]	265,393
	Cortes NP Intermediate Holding II Corporation, Term Loan
431,982	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	436,302
	Sterigenics-Nordion Holdings, LLC, Term Loan
337,450	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	338,294

	Total	1,190,505

Communications Services (0.3%)
	Cengage Learning Acquisitions, Term Loan
346,568	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	335,997
	CenturyLink, Inc., Term Loan
325,000	4.317%, (LIBOR 1M + 2.750%), 1/31/2025[b]	319,924
	Charter Communications Operating, LLC, Term Loan
300,000	3.580%, (LIBOR 1M + 2.000%), 4/13/2025[b]	301,641
	Coral-US Co-Borrower, LLC, Term Loan
630,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	632,703
	Frontier Communications Corporation, Term Loan
288,550	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	282,540

Principal Amount	Bank Loans (0.8%)[a]	Value
Communications Services (0.3%) - continued
	Hargray Merger Subsidiary Corporation, Term Loan
$169,312	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	$170,299
	Intelsat Jackson Holdings SA, Term Loan
240,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	237,986
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	710,502
65,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	59,150
	McGraw-Hill Global Education Holdings, LLC, Term Loan
493,877	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	492,642
	Mediacom Illinois, LLC, Term Loan
124,062	3.720%, (LIBOR 1W + 2.250%), 2/15/2024[b,c]	125,458
	NEP/NCP Holdco, Inc., Term Loan
332,468	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	333,196
22,687	8.554%, (LIBOR 1M + 7.000%), 1/23/2023[b]	22,772
	New LightSquared, Term Loan
80,854	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,d]	74,790
	Radiate Holdco, LLC, Term Loan
595,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,e,f]	596,595
	Raycom TV Broadcasting, LLC, Term Loan
219,450	4.311%, (LIBOR 1M + 2.750%), 8/18/2024[b]	219,999
	SFR Group SA, Term Loan
119,100	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	114,187
	Sinclair Television Group, Inc., Term Loan
520,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,e,f]	524,332
	Sprint Communications, Inc., Term Loan
521,063	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	522,146
	Syniverse Holdings, Inc., Term Loan
284,599	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	283,356
	Univision Communications, Inc., Term Loan
377,065	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	377,201
	WideOpenWest Finance, LLC, Term Loan
209,475	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	209,301

	Total	6,946,717

Consumer Cyclical (0.1%)
	Amaya Holdings BV, Term Loan
553,976	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	557,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$249,375	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	$249,998
	Ceridian HCM Holding, Inc., Term Loan
165,839	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	166,709
	Four Seasons Hotels, Ltd., Term Loan
233,233	4.073%, (LIBOR 1M + 2.500%), 11/30/2023[b]	235,323
	Golden Entertainment, Inc., Term Loan
395,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	397,469
65,000	8.570%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	65,325
	Golden Nugget, Inc., Term Loan
313,412	4.875%, (LIBOR 2M + 3.250%), 10/4/2023[b]	316,907
	IMG Worldwide, Inc., Term Loan
103,333	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	103,721
	KAR Auction Services, Inc., Term Loan
124,000	4.250%, (LIBOR 3M + 2.500%), 3/9/2023[b]	125,188
	Mohegan Tribal Gaming Authority, Term Loan
289,561	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	292,094
	Scientific Games International, Inc., Term Loan
578,550	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	581,524

	Total	3,092,217

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
601,951	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	606,766
55,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,e,f]	55,646
	Albertson’s, LLC, Term Loan
139,762	4.324%, (LIBOR 1M + 2.750%), 8/25/2021[b,e,f]	138,888
204,323	4.675%, (LIBOR 3M + 3.000%), 12/21/2022[b]	203,068
262,307	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	260,476
	CHS/Community Health Systems, Inc., Term Loan
233,200	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	228,669
	Endo Luxembourg Finance Company I SARL., Term Loan
179,100	5.875%, (LIBOR 1M + 4.250%), 4/27/2024[b]	179,190
	Grifols Worldwide Operations USA, Inc., Term Loan
213,388	3.715%, (LIBOR 1W + 2.250%), 1/23/2025[b]	214,655

Principal Amount	Bank Loans (0.8%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	JBS USA LUX SA, Term Loan
$481,363	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	$477,632
	Ortho-Clinical Diagnostics, Inc., Term Loan
404,500	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	407,914
	Revlon Consumer Products Corporation, Term Loan
198,492	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	155,916
	Valeant Pharmaceuticals International, Inc., Term Loan
421,528	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,e,f]	427,801

	Total	3,356,621

Energy (<0.1%)
	Calpine Corporation, Term Loan
224,425	4.200%, (LIBOR 3M + 2.500%), 1/15/2024[b]	225,470
	Houston Fuel Oil Terminal, LLC, Term Loan
336,543	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	340,329
	MEG Energy Corporation, Term Loan
138,950	5.200%, (LIBOR 3M + 3.500%), 12/31/2023[b]	139,367
	MRC Global US, Inc., Term Loan
115,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b]	116,438
	Pacific Drilling SA, Term Loan
205,862	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	88,778

	Total	910,382

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
378,624	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	380,517
	Avolon TLB Borrower 1 US, LLC, Term Loan
328,350	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	327,720
	Delos Finance SARL, Term Loan
135,000	3.693%, (LIBOR 3M + 2.000%), 10/6/2023[b]	136,034
	Digicel International Finance, Ltd., Term Loan
325,000	0.000%, (LIBOR 3M + 3.250%), 5/10/2024[b,e,f]	328,250
	DJO Finance, LLC, Term Loan
248,625	4.885%, (LIBOR 1M + 3.250%), 6/7/2020[b]	245,517
	MoneyGram International, Inc., Term Loan
323,864	4.943%, (LIBOR 3M + 3.250%), 3/28/2020[b]	323,595
	TransUnion, LLC, Term Loan
229,425	3.574%, (LIBOR 1M + 2.000%), 4/9/2023[b]	230,763

	Total	1,972,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.8%)[a]	Value
Technology (<0.1%)
	Harland Clarke Holdings Corporation, Term Loan
$30,028	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$30,350
	Rackspace Hosting, Inc., Term Loan
263,675	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	265,935
	TNS, Inc., Term Loan
215,152	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	215,781
	Western Digital Corporation, Term Loan
418,950	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	421,778

	Total	933,844

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
427,850	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	432,398
	OSG Bulk Ships, Inc., Term Loan
105,365	5.650%, (LIBOR 3M + 4.250%), 8/5/2019[b]	101,941
	XPO Logistics, Inc., Term Loan
220,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	221,608

	Total	755,947

Utilities (<0.1%)
	EnergySolutions, LLC, Term Loan
100,000	6.450%, (LIBOR 3M + 4.750%), 5/29/2020[b,c]	102,000
	HD Supply Waterworks, Term Loan
179,550	4.455%, (LIBOR 1M + 3.000%), 7/21/2024[b]	180,561
	Intergen NV, Term Loan
166,180	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	166,180
	Talen Energy Supply, LLC, Term Loan
138,838	5.573%, (LIBOR 1M + 4.000%), 7/6/2023[b]	139,810

	Total	588,551

	Total Bank Loans (cost $21,083,639)	21,036,272

Shares	Registered Investment Companies (49.5%)	Value
Affiliated Equity Holdings (42.6%)
8,612,063	Thrivent Core International Equity Fund	91,201,752
15,867,571	Thrivent Large Cap Growth Fund, Class S	196,123,176
4,674,604	Thrivent Large Cap Stock Fund, Class S	135,657,008
9,571,559	Thrivent Large Cap Value Fund, Class S	231,153,159
5,715,256	Thrivent Mid Cap Stock Fund, Class S	167,399,846
22,634,732	Thrivent Partner Worldwide Allocation Fund, Class S	266,184,443

Shares	Registered Investment Companies (49.5%)	Value
Affiliated Equity Holdings (42.6%) - continued
1,804,773	Thrivent Small Cap Stock Fund, Class S	$48,295,726

	Total	1,136,015,110

Affiliated Fixed Income Holdings (5.2%)
2,062,211	Thrivent Core Emerging Markets Debt Fund	20,189,049
4,321,253	Thrivent High Yield Fund, Class S	21,001,291
6,724,385	Thrivent Income Fund, Class S	61,460,880
2,834,684	Thrivent Limited Maturity Bond Fund, Class S	35,235,119

	Total	137,886,339

Equity Funds/Exchange Traded Funds (0.9%)
10,619	iShares Russell 2000 Growth Index Fund	2,057,431
6,855	iShares Russell 2000 Index Fund	1,071,848
14,910	Materials Select Sector SPDR Fund	938,585
48,259	SPDR S&P 500 ETF Trust	13,604,212
23,298	SPDR S&P Biotech ETF	2,175,334
27,250	SPDR S&P Metals & Mining ETF	1,005,525
13,120	SPDR S&P Oil & Gas Exploration & Production ETF	484,259
58,690	VanEck Vectors Oil Services ETF	1,611,627

	Total	22,948,821

Fixed Income Funds/Exchange Traded Funds (0.8%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,355,900
97,795	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,742,246
56,510	SPDR Bloomberg Barclays High Yield Bond ETF	2,073,917
91,100	Vanguard Short-Term Corporate Bond ETF	7,199,633

	Total	22,371,696

	Total Registered Investment Companies (cost $956,660,222)	1,319,221,966

Shares	Common Stock (27.5%)	Value
Consumer Discretionary (3.4%)
5,719	Amazon.com, Inc.[i]	8,297,640
29,050	American Axle & Manufacturing Holdings, Inc.[i]	512,732
2,290	American Public Education, Inc.[i]	58,166
500	AOKI Holdings, Inc.	7,583
8,980	Aptiv plc	852,022
25,517	Aramark	1,168,934
4,960	Ascent Capital Group, Inc.[i]	46,773
800	Autobacs Seven Company, Ltd.	16,016
300	Bandai Namco Holdings, Inc.	9,818
1,994	Barratt Developments plc	16,564
2,630	Berkeley Group Holdings plc	148,085
24,380	BorgWarner, Inc.	1,371,619
661	Breville Group, Ltd.	6,535
3,300	Bridgestone Corporation	161,060
27,165	Bright Horizons Family Solutions, Inc.[i]	2,667,603
8,311	Brunswick Corporation	521,765
20,792	Burlington Stores, Inc.[i]	2,530,594
10,040	Caleres, Inc.	297,586
14,090	Carnival Corporation	1,008,985
5,072	Cedar Fair, LP	343,882
3,226	Century Casinos, Inc.[i]	29,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Consumer Discretionary (3.4%) - continued
8,547	Children’s Place, Inc.	$1,280,341
1,510	Chipotle Mexican Grill, Inc.[i]	490,388
600	Chiyoda Company, Ltd.[j]	14,889
232	Cie Generale des Etablissements Michelin	37,114
151,069	Comcast Corporation	6,424,965
61,243	Core-Mark Holding Company, Inc.	1,352,858
11,947	CSS Industries, Inc.	312,533
10,901	Culp, Inc.	346,652
1,000	DCM Holdings Company, Ltd.	9,910
13,030	DISH Network Corporation[i]	611,107
29,292	Dollar Tree, Inc.[i]	3,368,580
63,448	Duluth Holdings, Inc.[i,j]	1,117,319
4,683	Emerald Expositions Events, Inc.	101,059
4,029	Eutelsat Communications	88,678
6,247	Expedia, Inc.	799,678
14,100	Five Below, Inc.[i]	915,513
4,980	FTD Companies, Inc.[i]	29,183
24,343	G-III Apparel Group, Ltd.[i]	909,211
28,550	Habit Restaurants, Inc.[i]	249,812
15,658	Harley-Davidson, Inc.[j]	758,787
11,526	Haverty Furniture Companies, Inc.	257,030
1,400	Heiwa Corporation	28,059
2,800	Hemisphere Media Group, Inc.[i]	29,960
13,815	Home Depot, Inc.	2,775,433
10,500	Honda Motor Company, Ltd.	370,291
1,288	Hugo Boss AG	118,295
4,351	Hyatt Hotels Corporation[i]	353,736
5,283	Inchcape plc	54,396
26,662	International Speedway Corporation	1,237,117
412	Ipsos SA	15,738
948	JM AB	21,383
9,800	K12, Inc.[i]	170,030
11,215	La-Z-Boy, Inc.	338,132
2,369	Liberty Global plc[i]	88,553
22,492	Liberty Media Corporation-Liberty SiriusXM[i]	1,007,866
5,795	Liberty SiriusXM Group[i]	260,833
125	Linamar Corporation	7,381
4,448	Lithia Motors, Inc.	555,822
630	Loral Space & Communications, Inc.[i]	29,389
37,390	Lowe’s Companies, Inc.	3,915,855
1,038	Marcus Corporation	26,988
4,900	Marks and Spencer Group plc	20,954
32,480	Michaels Companies, Inc.[i]	872,738
31,328	Modine Manufacturing Company[i]	731,509
10,228	Netflix, Inc.i	2,764,628
46,860	Newell Brands, Inc.	1,238,978
19,600	News Corporation, Class A	335,356
6,400	News Corporation, Class B	111,680
197	Nexity SA	11,871
731	Next plc	52,782
31,700	Nissan Motor Company, Ltd.	339,587
35,580	Norwegian Cruise Line Holdings, Ltd.[i]	2,161,129
55,083	Nutrisystem, Inc.	2,382,340
2,000	O’Reilly Automotive, Inc.[i]	529,380
18,963	Oxford Industries, Inc.	1,494,284
14,230	Papa John’s International, Inc.[j]	923,385
9,071	Peugeot SA	203,748
65,200	Pinnacle Entertainment, Inc.[i]	2,105,308
400	Plenus Company, Ltd.	7,842
10,700	Polaris Industries, Inc.	1,209,207
526	Priceline Group, Inc.[i]	1,005,738
8,228	PVH Corporation	1,275,998
17,414	Ross Stores, Inc.	1,434,739
924	Ruth’s Hospitality Group, Inc.	21,899

Shares	Common Stock (27.5%)	Value
Consumer Discretionary (3.4%) - continued
1,400	Sangetsu Company, Ltd.	$27,888
3,300	Sankyo Company, Ltd.	107,219
1,100	SHIMAMURA Company, Ltd.	129,322
6,740	Signet Jewelers, Ltd.	356,546
55,650	Six Flags Entertainment Corporation	3,759,714
4,960	Stamps.com, Inc.[i]	1,011,096
3,200	Sumitomo Rubber Industries, Ltd.	62,329
2,793	Systemax, Inc.	86,723
200	Takara Standard Company, Ltd.	3,310
22,886	Taylor Morrison Home Corporation[i]	581,991
42,935	Toll Brothers, Inc.	1,999,912
41,057	Tower International, Inc.	1,239,921
2,900	Toyoda Gosei Company, Ltd.	77,178
24,940	Tupperware Brands Corporation	1,440,534
4,100	TV Asahi Holdings Corporation	84,783
2,133	Ulta Beauty, Inc.[i]	473,739
4,580	Vail Resorts, Inc.	1,001,005
14,712	VF Corporation	1,193,732
9,672	Walt Disney Company	1,051,056
3,300	Whirlpool Corporation	598,686
21,910	Wingstop, Inc.[j]	1,059,568
971	Wolters Kluwer NV	51,396
1,400	Yokohama Rubber Company, Ltd.	35,741
42,036	Zoe’s Kitchen, Inc.[i,j]	618,770
16,830	Zumiez, Inc.[i]	349,222

	Total	89,590,805

Consumer Staples (0.9%)
1,300	Arcs Company, Ltd.	30,198
26,323	Blue Buffalo Pet Products, Inc.[i,j]	894,456
86,700	Cott Corporation	1,444,422
11,950	CVS Health Corporation	940,345
36,501	e.l.f. Beauty, Inc.[i,j]	750,461
986	ForFarmers BV	12,389
1,774	Grieg Seafood ASA	15,676
38,454	Hain Celestial Group, Inc.[i]	1,466,636
419	Henkel AG & Company KGaA	52,448
7,540	Inter Parfums, Inc.	343,824
200	Japan Tobacco, Inc.	6,628
6,530	John B. Sanfilippo & Son, Inc.	408,909
1,000	Kewpie Corporation	28,610
2,560	Kimberly-Clark Corporation	299,520
1,200	Lawson, Inc.	81,378
2	Lindt & Spruengli AG	12,527
40,720	MGP Ingredients, Inc.	3,646,069
200	Ministop Company, Ltd.	4,189
30,118	Monster Beverage Corporation[i]	2,054,951
15,838	PepsiCo, Inc.	1,905,311
34,673	Pinnacle Foods, Inc.	2,147,646
5	Seaboard Corporation	21,680
3,076	Seneca Foods Corporation[i]	97,048
500	Seven & I Holdings Company, Ltd.	20,630
9,228	SpartanNash Company	224,886
9,323	Unilever NV	538,147
8,006	Unilever plc	453,110
83,612	US Foods Holding Corporation[i]	2,686,454
31,978	Wal-Mart Stores, Inc.	3,408,855

	Total	23,997,403

Energy (1.0%)
68,907	Abraxas Petroleum Corporation[i]	164,688
6,050	Anadarko Petroleum Corporation	363,302
6,280	Andeavor	679,245
79,090	Archrock, Inc.	735,537
59,865	BP plc	427,100
107,149	Callon Petroleum Company[i]	1,216,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Energy (1.0%) - continued
12,140	Chevron Corporation	$1,521,749
11,408	Concho Resources, Inc.[i]	1,796,076
1,012	Contura Energy, Inc.	68,816
11,060	Devon Energy Corporation	457,552
5,522	EQT Corporation	299,789
9,840	Era Group, Inc.[i]	99,679
13,266	Exterran Corporation[i]	383,122
28,281	Exxon Mobil Corporation	2,468,931
24,420	Halliburton Company	1,311,354
9,531	HollyFrontier Corporation	457,107
75,603	Marathon Oil Corporation	1,375,219
19,613	Marathon Petroleum Corporation	1,358,593
52,144	Newpark Resources, Inc.[i]	474,510
38,930	Nine Energy Service, Inc.[i]	1,055,782
39,971	Oil States International, Inc.[i]	1,279,072
2,899	OMV AG	186,657
16,066	Overseas Shipholding Group, Inc.[i]	33,899
4,895	Par Pacific Holdings, Inc.i	89,236
50,681	Parsley Energy, Inc.[i]	1,196,072
56,313	Patterson-UTI Energy, Inc.	1,330,113
9,999	Pioneer Energy Services Corporation[i]	32,497
3,770	Pioneer Natural Resources Company	689,571
4,431	Repsol SA	83,396
19,880	Rowan Companies plc[i]	292,634
2,837	Royal Dutch Shell plc	99,628
1,111	Royal Dutch Shell plc, Class A	38,950
6,253	Royal Dutch Shell plc, Class B	221,809
17,420	RPC, Inc.[j]	351,884
6,602	TechnipFMC plc	214,301
28,909	Teekay Tankers, Ltd.[j]	36,714
1,186	TGS Nopec Geophysical Company ASA	29,795
2,833	Total SA	164,258
7,710	W&T Offshore, Inc.[i]	37,316
206,630	Weatherford International plc[i]	814,122
141,820	WPX Energy, Inc.[i]	2,089,009

	Total	26,025,225

Financials (5.8%)
3,042	ABN AMRO Group NVk	102,966
8,158	Affiliated Managers Group, Inc.	1,628,582
7,140	AG Mortgage Investment Trust, Inc.	124,522
19,613	AGNC Investment Corporation	368,528
25,300	Ally Financial, Inc.	753,181
5,810	American International Group, Inc.	371,375
12,100	Ameris Bancorp	647,955
7,988	Aon plc	1,135,654
200	Aozora Bank, Ltd.	8,123
13,138	Argo Group International Holdings, Ltd.	805,359
26,665	Associated Banc-Corp	659,959
60,460	Assured Guaranty, Ltd.	2,151,771
684	ASX, Ltd.	30,097
6,047	Australia & New Zealand Banking Group, Ltd.	138,895
9,839	Aviva plc	71,780
40,370	BancorpSouth Bank	1,354,414
86,085	Bank of America Corporation	2,754,720
1,333	Bank of Marin Bancorp	91,577
38,946	Bank of New York Mellon Corporation	2,208,238
17,659	Bank of the Ozarks	882,067
10,970	BankFinancial Corporation	174,204
73,578	Beneficial Bancorp, Inc.	1,195,643
14,539	Berkshire Hathaway, Inc.[i]	3,116,871
14,263	Berkshire Hills Bancorp, Inc.	541,281
14,160	Blackstone Group, LP	517,548

Shares	Common Stock (27.5%)	Value
Financials (5.8%) - continued
7,110	Blue Hills Bancorp, Inc.	$137,223
75,452	Boston Private Financial Holdings, Inc.	1,161,961
39,501	Brookline Bancorp, Inc.	632,016
11,280	Brown & Brown, Inc.	591,974
4,540	Capital One Financial Corporation	471,978
28,104	Cathay General Bancorp	1,229,269
47,265	Central Pacific Financial Corporation	1,397,626
16,628	Chemical Financial Corporation	971,241
3,686	Cherry Hill Mortgage Investment Corporation	62,515
3,260	Chubb, Ltd.	509,049
3,914	CI Financial Corporation	94,222
92,163	Citigroup, Inc.	7,232,952
9,736	Citizens Financial Group, Inc.	446,882
91,722	CNO Financial Group, Inc.	2,255,444
5,275	CNP Assurances	135,198
66,104	CoBiz Financial, Inc.	1,326,046
17,369	Comerica, Inc.	1,653,876
11,139	Community Trust Bancorp, Inc.	526,875
58,818	CYS Investments, Inc.	396,433
997	Danske Bank AS	40,485
19,573	Direct Line Insurance Group plc	102,618
321	DnB ASA	6,524
60,031	Dynex Capital, Inc.	390,201
96,065	E*TRADE Financial Corporation[i]	5,062,625
5,927	Eagle Bancorp, Inc.[i]	373,401
43,335	East West Bancorp, Inc.	2,856,210
8,822	Ellington Residential Mortgage REIT	95,366
27,878	Employers Holdings, Inc.	1,182,027
32,877	Enterprise Financial Services Corporation	1,599,466
13,172	Essent Group, Ltd.[i]	612,761
657	Euronext NVk	44,509
3,393	FBL Financial Group, Inc.	236,153
31,389	Fifth Third Bancorp	1,038,976
9,972	Financial Institutions, Inc.	310,628
200,074	First BanCorp[i]	1,200,444
13,210	First Busey Corporation	409,246
69,680	First Commonwealth Financial Corporation	1,008,270
4,686	First Connecticut Bancorp, Inc.	117,853
7,980	First Defiance Financial Corporation	443,369
11,200	First Financial Bancorp	319,200
5,982	First Financial Corporation	276,967
25,132	First Interstate BancSystem, Inc.	1,051,774
1,740	First Merchants Corporation	75,098
640	First Mid-Illinois Bancshares, Inc.	24,640
9,856	First Midwest Bancorp, Inc.	245,020
5,147	First of Long Island Corporation	144,631
22,415	First Republic Bank	2,007,263
20,161	FlexiGroup, Ltd.	29,405
25,850	Franklin Resources, Inc.	1,096,298
1,976	Genworth MI Canada, Inc.	67,859
9,864	Goldman Sachs Group, Inc.	2,642,467
15,357	Great Southern Bancorp, Inc.	779,368
873	Guaranty Bancorp	24,750
16,068	Hamilton Lane, Inc.	599,015
17,590	Hancock Holding Company	944,583
56,047	Hanmi Financial Corporation	1,765,480
1,330	Hannover Rueckversicherung SE	181,897
24,383	Hanover Insurance Group, Inc.	2,758,936
379	Hargreaves Lansdown plc	10,001
24,378	Hartford Financial Services Group, Inc.	1,432,451
19,731	Heartland Financial USA, Inc.	1,048,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Financials (5.8%) - continued
53,275	Heritage Commerce Corporation	$852,933
17,953	Heritage Financial Corporation	552,952
14,223	Hometrust Bancshares, Inc.[i]	360,553
54,211	Hope Bancorp, Inc.	1,032,177
22,746	Horace Mann Educators Corporation	939,410
13,923	Horizon Bancorp	423,955
15,430	Houlihan Lokey, Inc.	736,011
50,753	HSBC Holdings plc	541,466
112,816	Huntington Bancshares, Inc.	1,825,363
14,117	IBERIABANK Corporation	1,192,886
13,562	Independent Bank Corporation	312,604
7,796	Infinity Property & Casualty Corporation	789,345
670	Intact Financial Corporation	56,177
45,811	Interactive Brokers Group, Inc.	2,931,446
39,510	Intercontinental Exchange, Inc.	2,917,418
121	Invesco Mortgage Capital. Inc.	1,965
31,499	Invesco, Ltd.	1,138,059
71,230	Investment Technology Group, Inc.	1,521,473
31,890	Investors Bancorp, Inc.	436,574
5,800	J.P. Morgan Chase & Company	670,886
1,543	Jupiter Fund Management plc	12,963
191,513	KeyCorp	4,098,378
9,697	Lakeland Bancorp, Inc.	194,910
59,134	Leucadia National Corporation	1,600,757
27,552	Loews Corporation	1,423,061
803	Macquarie Group, Ltd.	66,631
810	Markel Corporation[i]	929,629
4,200	MarketAxess Holdings, Inc.	824,082
24,668	Medibank Private, Ltd.	66,426
1,281	Mercantile Bank Corporation	44,694
72,500	Meridian Bancorp, Inc.	1,482,625
19,470	MetLife, Inc.	935,923
34,376	MGIC Investment Corporation[i]	509,452
23,630	MidWestOne Financial Group, Inc.	781,680
46,700	Mizuho Financial Group, Inc.	88,532
20,220	MTGE Investment Corporation	343,740
4,610	Nasdaq, Inc.	372,995
28,300	National Bank Holdings Corporation	940,692
2,222	National Bank of Canada	115,327
11,108	Navigators Group, Inc.	539,849
1,094	NBT Bancorp, Inc.	40,380
3,540	Nordea Bank AB	43,702
13,868	Old Mutual plc	46,036
9,676	Old Second Bancorp, Inc.	142,237
90,062	OM Asset Management plc	1,611,209
13,086	PacWest Bancorp	686,099
955	Pargesa Holding SA	87,060
6,434	PCSB Financial Corporation[i]	129,838
4,901	Peapack-Gladstone Financial Corporation	174,084
2,700	Peoples Bancorp, Inc.	96,147
1,296	Plus500, Ltd.	20,720
2,274	Power Corporation of Canada	58,033
10,410	Primerica, Inc.	1,051,410
15,849	Principal Financial Group, Inc.	1,071,392
61,169	Provident Financial Services, Inc.	1,609,356
1,900	Prudential Financial, Inc.	225,758
5,028	QCR Holdings, Inc.	220,478
1,907	Raymond James Financial, Inc.	183,816
17,591	Regions Financial Corporation	338,275
25,879	Sandy Spring Bancorp, Inc.	978,744
64,640	Santander Consumer USA Holdings Inc.	1,115,040
1,399	Schroders plc	73,876

Shares	Common Stock (27.5%)	Value
Financials (5.8%) - continued
78,139	Seacoast Banking Corporation of Florida[i]	$2,015,205
1,150	Selective Insurance Group, Inc.	66,987
3,400	Senshu Ikeda Holdings, Inc.	13,095
101,036	SLM Corporation[i]	1,155,852
13,989	State Auto Financial Corporation	416,453
8,225	State Bank Financial Corporation	250,945
6,010	State Street Corporation	662,122
37,286	Sterling Bancorp	922,829
29,709	Stifel Financial Corporation	2,005,952
9,378	SVB Financial Group[i]	2,312,146
830	Sydbank AS	33,945
18,318	Synchrony Financial	726,858
81,753	Synovus Financial Corporation	4,119,534
25,403	TD Ameritrade Holding Corporation	1,417,233
4,200	Territorial Bancorp, Inc.	127,176
18,198	TriCo Bancshares	672,962
13,722	TriState Capital Holdings, Inc.[i]	330,014
5,881	Triumph Bancorp, Inc.[i]	226,419
80,033	TrustCo Bank Corporation	688,284
8,641	Union Bankshares Corporation	326,198
19,410	United Community Banks, Inc.	614,909
35,652	United Financial Bancorp, Inc.	597,528
2,084	United Fire Group, Inc.	90,425
12,838	Unum Group	682,853
118	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,187
6,383	Washington Trust Bancorp, Inc.	343,405
16,991	Wells Fargo & Company	1,117,668
49,315	Western Alliance Bancorp[i]	2,892,818
22,348	Western Asset Mortgage Capital Corporation	208,507
11,774	Wintrust Financial Corporation	1,011,387
20,626	WSFS Financial Corporation	1,053,989
69,440	Zions Bancorporation	3,751,843
17	Zurich Insurance Group AG	5,592

	Total	153,200,037

Health Care (2.8%)
5,712	ABIOMED, Inc.[i]	1,342,320
8,804	Acadia Healthcare Company, Inc.[i]	300,040
11,268	Aerie Pharmaceuticals, Inc.[i]	618,050
1,800	Aetna, Inc.	336,276
11,575	Alexion Pharmaceuticals, Inc.[i]	1,381,129
12,814	Amgen, Inc.	2,384,045
14,800	Astellas Pharmaceutical, Inc.	194,638
27,523	Asterias Biotherapeutics, Inc.[i]	57,798
631	Atrion Corporation	363,077
2,450	Biogen, Inc.[i]	852,135
23,888	BioMarin Pharmaceutical, Inc.[i]	2,155,414
16,177	Cardiovascular Systems, Inc.[i]	399,734
44,110	Catalent, Inc.[i]	2,052,879
19,047	Celgene Corporation[i]	1,926,795
3,390	Chemed Corporation	883,332
6,030	Coherus Biosciences, Inc.[i]	60,903
10,420	Concert Pharmaceuticals, Inc.[i]	209,234
4,770	CONMED Corporation	275,611
1,040	Cooper Companies, Inc.	254,457
7,466	Danaher Corporation	756,156
14,920	Dexcom, Inc.[i,j]	868,344
5,265	Edwards Lifesciences Corporation[i]	666,444
4,294	Eli Lilly and Company	349,746
31,570	Evolent Health, Inc.[i,j]	445,137
6,714	Express Scripts Holding Company[i]	531,615
62,220	GenMark Diagnostics, Inc.[i]	338,477
9,550	GlaxoSmithKline plc ADR[j]	358,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Health Care (2.8%) - continued
1,698	HealthStream, Inc.[i]	$39,937
3,834	Heska Corporation[i]	298,860
21,660	HMS Holdings Corporation[i]	371,036
13,291	Inogen, Inc.[i]	1,619,375
30,820	Intersect ENT, Inc.[i]	1,151,127
5,200	Intra-Cellular Therapies, Inc.[i]	88,504
18,125	Ironwood Pharmaceuticals, Inc.[i]	268,431
25,066	Johnson & Johnson	3,463,871
1,310	Laboratory Corporation of America Holdings[i]	228,595
106	LNA Sante	7,251
10,255	Magellan Health Services, Inc.[i]	1,021,398
5,770	Medpace Holdings, Inc.[i]	211,932
44,627	Medtronic plc	3,833,013
20,010	Merck & Company, Inc.	1,185,593
1,988	Merck KGaA	217,606
3,228	Mettler-Toledo International, Inc.[i]	2,179,739
41,020	MiMedx Group, Inc.[i,j]	687,085
26,767	Mylan NVi	1,146,966
44,655	Myriad Genetics, Inc.[i]	1,646,876
8,245	National Healthcare Corporation	514,241
15,833	Neurocrine Biosciences, Inc.[i]	1,353,247
22,201	Nevro Corporation[i]	1,781,852
4,825	Novartis AG	435,490
10,273	Novo Nordisk AS	570,135
34,026	NuVasive, Inc.[i]	1,662,851
25,210	Omnicell, Inc.[i]	1,236,551
11,800	PerkinElmer, Inc.	945,888
11,581	Perrigo Company plc	1,049,470
92,943	Pfizer, Inc.	3,442,609
4,500	Prothena Corporation plc[i]	188,100
23,620	RadNet, Inc.[i]	239,743
196	Roche Holding AG	48,427
2,220	Sage Therapeutics, Inc.[i]	421,356
49,929	Tactile Systems Technology, Inc.[i,j]	1,574,261
11,155	Teleflex, Inc.	3,098,301
10,931	Thermo Fisher Scientific, Inc.	2,449,746
10,976	Triple-S Management Corporation[i]	252,228
27,357	UnitedHealth Group, Inc.	6,477,590
5,160	Universal Health Services, Inc.	626,940
22,580	Veeva Systems, Inc.[i]	1,419,379
8,689	Vertex Pharmaceuticals, Inc.[i]	1,449,933
2,620	Waters Corporation[i]	564,898
5,170	West Pharmaceutical Services, Inc.	518,034
32,650	Wright Medical Group NVi,j	742,788
33,440	Zoetis, Inc.	2,565,851

	Total	75,659,111

Industrials (4.5%)
26,368	Acco Brands Corporation[i]	312,461
5,440	Actuant Corporation	134,640
2,511	Adecco SA	206,608
51,759	Advanced Disposal Services, Inc.[i]	1,261,367
14,153	AECOM[i]	553,524
16,511	Aegion Corporation[i]	414,096
18,110	AGCO Corporation	1,315,148
26,509	AMETEK, Inc.	2,022,637
11,640	ArcBest Corporation	413,802
700	Asahi Glass Company, Ltd.	30,825
938	Atlas Copco AB, Class A	43,990
3,527	Atlas Copco AB, Class B	147,206
47,833	AZZ, Inc.	2,176,402
2,590	Boeing Company	917,818
7,675	Brink’s Company	640,095
10,920	BWX Technologies, Inc.	692,765
22,482	Casella Waste Systems, Inc.[i]	575,090

Shares	Common Stock (27.5%)	Value
Industrials (4.5%) - continued
26,336	CBIZ, Inc.[i]	$434,544
200	Central Glass Company, Ltd.	4,477
28,306	Colfax Corporation[i]	1,132,806
24,140	Comfort Systems USA, Inc.	1,028,364
12,650	Costamare, Inc.[j]	82,478
16,455	Crane Company	1,644,513
1,120	CSW Industrials, Inc.[i]	53,648
35,746	CSX Corporation	2,029,300
17,396	Curtiss-Wright Corporation	2,272,961
700	Dai Nippon Printing Company, Ltd.	15,653
9,370	Delta Air Lines, Inc.	531,935
907	Deutsche Lufthansa AG	32,401
8,670	Donaldson Company, Inc.	439,222
707	Dun & Bradstreet Corporation	87,477
7,478	Dycom Industries, Inc.[i]	872,757
23,540	EMCOR Group, Inc.	1,913,331
3,377	Emerson Electric Company	243,921
25,023	Encore Wire Corporation	1,266,164
866	EnerSys	60,888
2,868	Engility Holdings, Inc.[i]	75,027
4,718	ESCO Technologies, Inc.	288,506
19,225	Federal Signal Corporation	391,037
794	Ferguson plc	61,316
9,755	Forrester Research, Inc.	425,806
8,314	Fortive Corporation	632,030
21,156	Fortune Brands Home and Security, Inc.	1,500,595
5,100	Franklin Electric Company, Inc.	231,030
7,190	General Dynamics Corporation	1,599,631
11,700	Genesee & Wyoming, Inc.[i]	934,245
2,506	Gibraltar Industries, Inc.[i]	92,973
560	Global Brass and Copper Holdings, Inc.	18,004
4,130	GMS, Inc.[i]	141,576
2,816	Gorman-Rupp Company	79,608
14,864	Granite Construction, Inc.	991,280
9,278	GWA Group, Ltd.	21,043
37,848	Harsco Corporation[i]	677,479
19,605	Healthcare Services Group, Inc.	1,081,804
15,610	Heico Corporation	1,253,795
2,870	Heidrick & Struggles International, Inc.	75,768
3,240	Hillenbrand, Inc.	143,532
700	Hitachi Transport System, Ltd.	18,197
20,675	Honeywell International, Inc.	3,301,177
6,826	Hubbell, Inc.	927,995
4,860	Huntington Ingalls Industries, Inc.	1,154,444
1,660	Hyster-Yale Materials Handling, Inc.	140,585
16,909	ICF International, Inc.[i]	897,868
1,100	Inaba Denki Sangyo Company, Ltd.	51,906
5,350	Ingersoll-Rand plc	506,271
61,592	Interface, Inc.	1,536,720
14,500	ITOCHU Corporation	285,312
8,409	ITT Corporation	470,904
6,794	Jacobs Engineering Group, Inc.	471,911
7,535	JB Hunt Transport Services, Inc.	910,454
54,259	KAR Auction Services, Inc.	2,959,286
17,359	KeyW Holding Corporation[i,j]	116,305
19,318	Kforce, Inc.	501,302
53,790	Kirby Corporation[i]	4,028,871
7,330	L3 Technologies, Inc.	1,557,332
5,101	Lincoln Electric Holdings, Inc.	497,705
7,040	Lindsay Corporation	628,038
2,822	Lockheed Martin Corporation	1,001,387
507	Loomis AB	20,271
2,500	Marubeni Corporation	18,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Industrials (4.5%) - continued
18,730	Masco Corporation	$836,482
12,220	Masonite International Corporation[i]	852,345
6,563	Meggitt plc	43,235
3,637	Middleby Corporation[i]	495,578
13,425	Milacron Holdings Corporation[i]	254,672
2,000	Mitsuboshi Belting, Ltd.	26,761
5,774	Monadelphous Group, Ltd.	81,638
8,060	Moog, Inc.[i]	725,884
136,509	MRC Global, Inc.[i]	2,454,432
3,611	National Express Group plc	18,803
25,468	Navigant Consulting, Inc.[i]	522,603
76,825	NCI Building Systems, Inc.[i]	1,417,421
3,000	Nitto Kogyo Corporation	51,536
877	Nobina ABk	6,221
10,410	Norfolk Southern Corporation	1,570,661
1,089	Northgate plc	6,278
5,370	Novanta, Inc.[i]	310,923
8,646	Old Dominion Freight Line, Inc.	1,266,207
12,780	On Assignment, Inc.[i]	978,565
21,695	Orbital ATK, Inc.	2,861,571
5,410	Orion Group Holdings, Inc.[i]	40,683
24,646	Oshkosh Corporation	2,235,885
8,365	PageGroup plc	64,651
10,913	Parker Hannifin Corporation	2,198,096
6,278	Proto Labs, Inc.[i]	686,499
3,500	Quad/Graphics, Inc.	77,420
13,321	Radiant Logistics, Inc.[i]	64,074
19,051	Raven Industries, Inc.	734,416
11,404	Raytheon Company	2,382,752
10,604	RELX NV	234,811
6,510	RELX plc	144,065
2,363	Resources Connection, Inc.	38,635
350	Rockwool International AS	97,769
9,374	Roper Industries, Inc.	2,630,251
23,024	Royal Mail plc	153,401
9,048	Saia, Inc.[i]	683,576
800	Schindler Holding AG, Participation Certificate	200,451
10	SGS SA	26,882
1,439	Siemens AG	218,448
12,696	SiteOne Landscape Supply, Inc.[i]	966,927
7,686	SKF AB	189,974
2,500	Smiths Group plc	56,775
84,623	Southwest Airlines Company	5,145,078
8,100	SP Plus Corporation[i]	312,255
472	Spirax-Sarco Engineering plc	38,016
34,299	SPX Corporation[i]	1,071,844
17,314	SPX FLOW, Inc.[i]	802,850
800	Standex International Corporation	83,960
1,970	Stanley Black & Decker, Inc.	327,473
352	Sulzer, Ltd.	50,025
400	Taikisha, Ltd.	13,975
19,620	Terex Corporation	922,532
1,100	Toppan Forms Company, Ltd.	12,420
10,000	Toppan Printing Company, Ltd.	94,265
6,317	Toro Company	414,711
47,840	TPI Composites, Inc.[i]	960,627
1,745	Transcontinental, Inc.	35,283
870	TransDigm Group, Inc.	275,712
8,240	TransUnion[i]	489,126
37,766	TriMas Corporation[i]	1,004,576
18,104	TrueBlue, Inc.[i]	495,144
1,000	Tsubakimoto Chain Company	8,445
18,940	United Continental Holdings, Inc.[i]	1,284,511
4,369	United Parcel Service, Inc.	556,261
15,478	United Rentals, Inc.[i]	2,803,221

Shares	Common Stock (27.5%)	Value
Industrials (4.5%) - continued
18,859	United Technologies Corporation	$2,602,731
10,700	Univar, Inc.[i]	319,502
13,179	Universal Truckload Services, Inc.	306,412
3,867	Valmont Industries, Inc.	632,641
19,036	Vectrus, Inc.[i]	578,694
18,560	Verisk Analytics, Inc.[i]	1,856,928
1,977	Vinci SA	213,673
10,380	WABCO Holdings, Inc.[i]	1,602,568
21,277	WageWorks, Inc.[i]	1,288,322
44,815	Waste Connections, Inc.	3,218,613
4,025	Watsco, Inc.	723,655
29,399	Willdan Group, Inc.[i]	666,181
500	Yuasa Trading Company, Ltd.	17,899

	Total	118,862,828

Information Technology (6.3%)
23,410	2U, Inc.[i]	1,738,661
12,489	ADTRAN, Inc.	199,824
37,140	Advanced Micro Devices, Inc.[i,j]	510,304
40,150	Agilent Technologies, Inc.	2,948,214
48,165	Akamai Technologies, Inc.[i]	3,226,573
12,230	Alliance Data Systems Corporation	3,138,952
3,372	Alphabet, Inc., Class Ai	3,986,446
2,704	Alphabet, Inc., Class Ci	3,163,518
10,067	Ambarella, Inc.[i,j]	507,377
3,693	American Software, Inc.	46,273
26,258	Amphenol Corporation	2,435,955
26,854	Apple, Inc.	4,496,165
7,464	Arista Networks, Inc.[i]	2,058,720
44,427	Arrow Electronics, Inc.[i]	3,613,692
4,540	Atkore International Group, Inc.[i]	106,145
8,015	Automatic Data Processing, Inc.	990,894
14,920	Belden, Inc.	1,264,768
56,143	Benchmark Electronics, Inc.[i]	1,625,340
59	BKW FMB Energie	3,773
79,386	Booz Allen Hamilton Holding Corporation	3,110,343
33,302	CA, Inc.	1,193,877
1,500	Canon, Inc.	59,850
2,113	Capgemini SA	280,482
2,923	Cavium, Inc.[i]	259,504
8,968	CDW Corporation	670,717
88,940	Ciena Corporation[i]	1,892,643
147,046	Cisco Systems, Inc.	6,108,291
10,938	Cognex Corporation	682,203
4,407	CommerceHub, Inc.[i]	85,011
6,629	CommVault Systems, Inc.[i]	353,657
45,370	Computer Sciences Government Services, Inc.	1,509,914
8,308	Comtech Telecommunications Corporation	179,702
14,022	CoreLogic, Inc.[i]	664,082
17,800	Descartes Systems Group, Inc.[i]	504,630
55,340	Dolby Laboratories, Inc.	3,560,576
16,098	DST Systems, Inc.	1,342,090
16,635	eBay, Inc.[i]	675,048
21,686	Endurance International Group Holdings, Inc.[i]	179,994
19,390	Envestnet, Inc.[i]	1,042,213
5,040	Euronet Worldwide, Inc.[i]	473,105
84,451	EVERTEC, Inc.	1,321,658
3,790	ExlService Holdings, Inc.[i]	230,243
4,941	Extreme Networks, Inc.[i]	74,263
26,060	Facebook, Inc.[i]	4,870,353
17,992	Fidelity National Information Services, Inc.	1,841,661

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Information Technology (6.3%) - continued
11,691	Fiserv, Inc.[i]	$1,646,560
62,981	FLIR Systems, Inc.	3,225,257
23,844	Fortinet, Inc.[i]	1,097,778
14,580	Global Payments, Inc.	1,629,752
27,511	Guidewire Software, Inc.[i]	2,185,749
40,833	HP, Inc.	952,226
5,755	IAC/InterActiveCorporation[i]	834,302
22,017	Insight Enterprises, Inc.[i]	817,271
82,441	Keysight Technologies, Inc.[i]	3,851,644
6,100	Konica Minolta Holdings, Inc.	61,062
340	Kulicke and Soffa Industries, Inc.[i]	7,823
7,310	Lam Research Corporation	1,400,011
19,530	Liberty Tripadvisor Holdings, Inc.[i]	171,864
41,790	M/A-COM Technology Solutions Holdings, Inc.[i,j]	1,299,669
15,016	ManTech International Corporation	781,883
36,523	MasterCard, Inc.	6,172,387
12,770	Maxim Integrated Products, Inc.	778,970
14,305	Methode Electronics, Inc.	584,359
13,310	Microsemi Corporation[i]	822,425
64,114	Microsoft Corporation	6,091,471
21,546	Monolithic Power Systems, Inc.	2,566,560
26,070	National Instruments Corporation	1,301,936
1,600	NEC Networks & System Integration Corporation	42,874
37,270	New Relic, Inc.[i]	2,226,137
10,356	Nice, Ltd. ADR	943,432
65,617	NRG Yield, Inc., Class A	1,235,568
6,952	NVIDIA Corporation	1,708,802
11,174	NXP Semiconductors NVi	1,344,456
78,544	Oracle Corporation	4,052,085
9,490	Palo Alto Networks, Inc.[i]	1,498,186
9,810	Paylocity Holding Corporation[i]	512,965
48,231	PayPal Holdings, Inc.[i]	4,115,069
21,388	Pegasystems, Inc.	1,087,580
7,447	Plantronics, Inc.	439,299
14,690	Plexus Corporation[i]	877,727
20,055	Progress Software Corporation	999,341
33,002	Proofpoint, Inc.[i]	3,366,864
38,144	Q2 Holdings, Inc.[i]	1,615,398
23,770	Red Hat, Inc.[i]	3,122,903
4,229	Ribbon Communications, Inc.[i]	29,518
23,070	Rudolph Technologies, Inc.[i]	604,434
200	Ryoyo Electro Corporation	3,549
91,032	SailPoint Technologies Holdings, Inc.[i]	1,522,965
25,952	Salesforce.com, Inc.[i]	2,956,192
3,837	ScanSource, Inc.[i]	131,225
105,097	Sequans Communications SA ADR[i]	184,971
12,972	ServiceNow, Inc.[i]	1,931,142
1,030	Silicon Laboratories, Inc.[i]	99,086
259	SMA Solar Technology AG	14,084
18,800	SS&C Technologies Holdings, Inc.	945,264
20,308	Synopsys, Inc.[i]	1,880,724
590	TE Connectivity, Ltd.	60,493
19,225	Teradata Corporation[i]	778,613
15,341	Teradyne, Inc.	703,231
5,960	Texas Instruments, Inc.	653,633
21,612	Total System Services, Inc.	1,920,442
81,535	Travelport Worldwide, Ltd.	1,109,691
9,033	Trimble, Inc.[i]	398,355
41,800	Twitter, Inc.[i]	1,078,858
14,750	Tyler Technologies, Inc.[i]	2,972,273
2,439	Ultimate Software Group, Inc.[i]	568,019
3,542	VASCO Data Security International, Inc.[i]	51,005
18,000	Verint Systems, Inc.[i]	751,500

Shares	Common Stock (27.5%)	Value
Information Technology (6.3%) - continued
50,527	Virtusa Corporation[i]	$2,254,515
33,430	Visa, Inc.	4,153,009
8,027	Xerox Corporation	273,962
31,536	Xilinx, Inc.	2,302,759
8,910	XO Group, Inc.[i]	170,181
43,709	Zix Corporation[i]	184,889

	Total	167,385,931

Materials (1.2%)
2,137	A. Schulman, Inc.	83,343
800	Adeka Corporation	14,205
4,450	Alcoa Corporation[i]	231,489
3,563	American Vanguard Corporation	75,357
1,166	APERAM	69,344
9,252	Balchem Corporation	730,908
5,276	BASF SE	618,761
10,934	BHP Billiton plc	243,503
7,470	BHP Billiton, Ltd.	182,680
8,720	Celanese Corporation	943,155
8,550	CF Industries Holdings, Inc.	362,862
1,977	Chemours Company	102,053
21,716	Continental Building Products, Inc.[i]	617,820
37,263	Crown Holdings, Inc.[i]	2,163,117
6,600	Daicel Corporation	80,256
13,712	Eastman Chemical Company	1,359,956
4,020	Evonik Industries AG	158,852
28,210	Ferro Corporation[i]	663,499
22,270	Ferroglobe Representation & Warranty Insurance Trust[c,i]	2
7,812	FMC Corporation	713,470
32,621	Freeport-McMoRan, Inc.[i]	636,110
3,034	Granges AB	31,927
30,464	Graphic Packaging Holding Company	491,994
16,621	Innospec, Inc.	1,193,388
12,125	International Paper Company	762,178
1,300	JSR Corporation	30,901
6,137	Kadant, Inc.	615,234
2,000	Kaneka Corporation	18,617
3,270	Koppers Holdings, Inc.[i]	149,766
5,900	Kuraray Company, Ltd.	110,822
3,300	Kyoei Steel, Ltd.	60,183
6,610	Martin Marietta Materials, Inc.	1,508,204
1,567	Materion Corporation	77,880
5,244	Mercer International, Inc.	77,087
4,575	Mondi plc	121,938
32,377	Myers Industries, Inc.	679,917
5,430	Neenah, Inc.	491,415
8,488	Newmont Mining Corporation	343,849
200	Nippon Shokubai Company, Ltd.	14,242
19,078	Norsk Hydro ASA	138,914
11,150	Nucor Corporation	746,604
9,250	Nutanix, Inc.[i]	296,925
2,667	Olympic Steel, Inc.	62,168
57,445	OMNOVA Solutions, Inc.[i]	631,895
64,740	Owens-Illinois, Inc.[i]	1,503,263
3,869	Packaging Corporation of America	486,063
86,663	Quantenna Communications, Inc.[i,j]	1,192,483
21,598	Reliance Steel & Aluminum Company	1,891,769
535	Rio Tinto, Ltd.	32,939
19,360	RPM International, Inc.	1,010,592
20,017	Ryerson Holding Corporation[i]	200,170
20,471	Schweitzer-Mauduit International, Inc.	926,927
6,200	Scotts Miracle-Gro Company	559,674
10,660	Sensient Technologies Corporation	765,921
1,330	Solvay SA	192,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (27.5%)	Value
Materials (1.2%) - continued
35,388	Steel Dynamics, Inc.	$1,606,615
12,534	SunCoke Energy, Inc.[i]	139,127
2,000	Toagosei Company, Ltd.	25,884
6,727	Trinseo SA	554,641
2,901	United States Steel Corporation	108,526
8,206	UPM-Kymmene Oyj	276,696
11,191	Verso Corporation[i]	179,727
2,260	W. R. Grace & Company	166,833
40,448	Westrock Company	2,695,050
500	Yamato Kogyo Company, Ltd.	14,326

	Total	33,236,594

Real Estate (1.1%)
2,053	Alstria Office REIT AG	32,420
17,732	Ares Commercial Real Estate Corporation	224,664
63,116	Armada Hoffler Properties, Inc.	908,239
785	Artis Real Estate Investment Trust	8,967
8,840	Ashford Hospitality Prime, Inc.	79,737
32,319	Ashford Hospitality Trust, Inc.	208,134
6,901	Bluerock Residential Growth REIT, Inc.	57,830
7,231	British Land Company plc	68,645
109,073	Brixmor Property Group, Inc.	1,770,255
6,060	Camden Property Trust	524,554
30,715	Cedar Realty Trust, Inc.	156,954
31,494	Chatham Lodging Trust	705,466
7,133	Chesapeake Lodging Trust	195,230
15,559	City Office REIT, Inc.	181,729
32,071	Cousins Properties, Inc.	288,639
13,390	CyrusOne, Inc.	772,469
100	Daito Trust Construction Company, Ltd.	17,526
25,580	DDR Corporation	207,710
11,820	DEXUS Property Group	90,734
4,390	Digital Realty Trust, Inc.	491,460
26,204	Douglas Emmett, Inc.	1,013,309
19,630	Duke Realty Corporation	518,428
3,480	Equity Lifestyle Properties, Inc.	300,394
12,153	First Industrial Realty Trust, Inc.	375,042
15,240	Franklin Street Properties Corporation	154,534
21,200	General Growth Properties, Inc.	488,236
14,481	GEO Group, Inc.	326,547
2,794	Getty Realty Corporation	73,315
10,000	Hang Lung Properties, Ltd.	26,358
12,425	HFF, Inc.	611,434
44,954	Highwoods Properties, Inc.	2,152,398
39,863	Hospitality Properties Trust	1,132,508
29,215	Host Hotels & Resorts, Inc.	606,503
17,000	Hysan Development Company, Ltd.	94,968
61,866	InfraREIT, Inc.	1,174,217
23,236	Liberty Property Trust	962,203
7,133	Mid-America Apartment Communities, Inc.	680,274
36,150	Monmouth Real Estate Investment Corporation	617,803
26,216	National Storage Affiliates Trust	665,100
889	One Liberty Properties, Inc.	21,727
15,530	Outfront Media, Inc.	347,872
4,024	Pebblebrook Hotel Trust	156,936
17,420	Physicians Realty Trust	283,946
8,650	Ramco-Gershenson Properties Trust	114,353
4,480	RE/MAX Holdings, Inc.	221,088
35,570	Retail Properties of America, Inc.	428,618
5,000	Road King Infrastructure, Ltd.	10,264

Shares	Common Stock (27.5%)	Value
Real Estate (1.1%) - continued
8,419	Ryman Hospitality Properties	$644,474
2,385	Saul Centers, Inc.	130,531
10,735	SBA Communications Corporation[i]	1,873,257
26,199	Stockland	89,360
48,961	Summit Hotel Properties, Inc.	758,406
4,925	Sun Communities, Inc.	437,537
4,000	Sun Hung Kai Properties, Ltd.	69,155
2,000	Swire Pacific, Ltd.	19,962
19,481	Terreno Realty Corporation	693,524
16,356	UDR, Inc.	597,485
32,163	Urstadt Biddle Properties, Inc.	624,605
34,342	Weyerhaeuser Company	1,289,199
12,700	Wing Tai Holdings, Ltd.	23,429
11,542	Xenia Hotels & Resorts, Inc.	256,232

	Total	28,056,893

Telecommunications Services (0.1%)
1,885	Freenet AG	72,283
38,773	KCOM Group plc	48,446
3,600	Nippon Telegraph & Telephone Corporation	172,385
17,500	NTT DOCOMO, Inc.	434,830
64,140	ORBCOMM, Inc.[i]	736,969
4,827	TDC AS	32,218
11,617	Telenor ASA	271,601
2,571	Telephone & Data Systems, Inc.	70,522
23,603	Verizon Communications, Inc.	1,276,214
6,489	Vonage Holdings Corporation[i]	72,612

	Total	3,188,080

Utilities (0.4%)
37,930	AES Corporation	438,471
7,590	Artesian Resources Corporation	282,196
5,200	Chubu Electric Power Company, Inc.	65,530
9,528	CMS Energy Corporation	426,378
1,771	Connecticut Water Service, Inc.	93,952
5,950	Consolidated Water Company, Ltd.	79,730
300	Electric Power Development Company, Ltd.	8,552
127	Elia System Operator SA	7,805
3,942	Eversource Energy	248,701
13,250	MDU Resources Group, Inc.	350,860
4,580	Middlesex Water Company	172,483
9,980	New Jersey Resources Corporation	387,224
12,450	NorthWestern Corporation	676,533
73,886	OGE Energy Corporation	2,379,129
8,700	Osaka Gas Company, Ltd.	173,067
26,321	PG&E Corporation	1,116,800
16,930	PNM Resources, Inc.	645,033
3,900	Portland General Electric Company	165,165
3,836	PPL Corporation	122,253
13,670	Public Service Enterprise Group, Inc.	709,063
6,510	Southwest Gas Holdings, Inc.	479,006
2,576	Spire, Inc.	171,304
6,400	Tokyo Gas Company, Ltd.	152,708
51,813	UGI Corporation	2,371,481
1,082	Unitil Corporation	47,835
475	Verbund AG	13,174

	Total	11,784,433

	Total Common Stock (cost $553,556,634)	730,987,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Asset-Backed Securities (0.6%)
	Access Group, Inc.
	2.061%, (LIBOR 1M + 0.500%), 2/25/2036, Ser.
$115,192	2013-1, Class Ab,k	$114,800
	ALM Loan Funding CLO
	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser.
375,000	2014-11A, Class A1R*,b	375,850
	AMSR Trust
	2.956%, (LIBOR 1M + 1.400%), 11/17/2033, Ser.
425,000	2016-SFR1, Class Ab,k	427,289
	Apidos CLO XVIII
	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser.
375,000	2014-18A, Class A1R*,b	375,552
	Babson CLO, Ltd.
	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser.
140,000	2014-IIA, Class AR*,b	140,205
	Betony CLO, Ltd.
	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser.
125,000	2015-1A, Class AR*,b	125,776
	Birchwood Park CLO, Ltd.
	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser.
140,000	2014-1A, Class AR*,b	140,414
	BlueMountain CLO, Ltd.
	2.862%, (LIBOR 3M + 1.140%), 10/15/2026, Ser.
275,000	2014-3A, Class A1R*,b	275,677
	Carlyle Global Market Strategies CLO, Ltd.
	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser.
150,000	2014-4A, Class A1R*,b	150,411
	Cent CLO 16, LP
	2.627%, (LIBOR 3M + 1.250%), 8/1/2024, Ser.
83,085	2012- 16A, Class A1AR*,b	83,236
	Cent CLO 22, Ltd.
	2.802%, (LIBOR 3M + 1.410%), 11/7/2026, Ser.
150,000	2014-22A, Class A1R*,b	150,234
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
247,445	2016-2A, Class A1[k]	246,794
	Commonbond Student Loan Trust
	2.730%, 10/25/2040, Ser.
287,300	2016-B, Class A1[k]	283,514
	DRB Prime Student Loan Trust
	3.200%, 1/25/2040, Ser.
273,613	2015-D, Class A2*	273,380
	2.890%, 6/25/2040, Ser.
343,608	2016-B, Class A2[k]	340,081
	Dryden 34 Senior Loan Fund CLO
	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser.
160,000	2014-34A, Class AR*,b	160,575
	Earnest Student Loan Program, LLC
	3.020%, 5/25/2034, Ser.
647,485	2016-B, Class A2[k]	645,873

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Asset-Backed Securities (0.6%) - continued
	Edlinc Student Loan Funding Trust
	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser.
$69,525	2012-A, Class AT*,b	$70,644
	Galaxy XX CLO, Ltd.
	3.195%, (LIBOR 3M + 1.450%), 7/20/2027, Ser.
450,000	2015-20A, Class A*,b	450,818
	GoldenTree Loan Opportunities IX, Ltd.
	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser.
250,000	2014-9A, Class AR*,b	250,705
	Golub Capital Partners, Ltd.
	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser.
416,000	2015-22A, Class AR*,b	419,133
	Limerock CLO III, LLC
	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser.
450,000	2014-3A, Class A1R*,b	450,371
	Madison Park Funding XIV, Ltd.
	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser.
400,000	2014-14A, Class A1R*,b	401,498
	Magnetite XII, Ltd.
	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser.
450,000	2015-12A, Class AR*,b	452,738
	Marlette Funding Trust
	2.390%, 7/15/2024, Ser.
446,205	2017-2A, Class Ak	446,503
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
400,000	2012-C5, Class A4	403,124
	3.246%, 12/15/2047, Ser.
400,000	2014-C19, Class A3	401,228
	Morgan Stanley Capital, Inc.
	1.711%, (LIBOR 1M + 0.150%), 2/25/2037, Ser.
462,154	2007-NC2, Class A2FPb	301,055
	Mountain View CLO, Ltd.
	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser.
450,000	2015-9A, Class A1A*,b	450,653
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
2,636	2016-LC1, Class A*	2,639
	Neuberger Berman CLO XIV, Ltd.
	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser.
225,000	2013-14A, Class AR*,b	226,459
	Neuberger Berman CLO, Ltd.
	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser.
100,000	2014-17A, Class AR*,b	100,567
	Octagon Investment Partners XX, Ltd.
	2.543%, (LIBOR 3M + 1.130%), 8/12/2026, Ser.
375,000	2014-1A, Class AR*,b	375,598
	OZLM VIII, Ltd.
	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser.
140,000	2014-8A, Class A1AR*,b	140,317

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Asset-Backed Securities (0.6%) - continued
	Race Point IX CLO, Ltd.
	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser.
$325,000	2015-9A, Class A1AR*,b	$327,400
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
2,080,752	2006-1, Class AF6[l]	1,516,718
	6.011%, 5/25/2036, Ser.
1,145,400	2006-1, Class AF4[l]	864,445
	Shackleton, Ltd.
	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser.
450,000	2015-7A, Class AR*,b	451,148
	SLM Student Loan Trust
	1.961%, (LIBOR 1M + 0.400%), 3/25/2025, Ser.
281,602	2010-1, Class Ab	279,764
	2.081%, (LIBOR 1M + 0.520%), 3/25/2026, Ser.
176,206	2011-1, Class A1[b]	176,832
	2.610%, (LIBOR 1M + 1.050%), 5/17/2027, Ser.
131,427	2013-A, Class A2Bb,k	131,849
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
385,584	2016-1, Class Ak	387,520
	3.050%, 12/26/2025, Ser.
188,890	2016-3, Class Ak	189,427
	2.140%, 9/25/2026, Ser.
383,348	2017-5, Class A1[k]	381,994
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
133,636	2015-A, Class A2[k]	132,967
	Stanwich Mortgage Loan Company, LLC
	3.598%, 3/16/2022, Ser.
195,214	2017-NPA1, Class A1*,l	195,350
	Symphony CLO VIII, Ltd.
	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser.
33,672	2012- 8A, Class AR*,b	33,714
	Symphony CLO XV, Ltd.
	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser.
450,000	2014-15A, Class AR*,b	451,179
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
150,000	2017-1A, Class Ak	149,036
	Voya CLO 2014-3, Ltd.
	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser.
140,000	2017-2, Class A*,b	140,103

	Total	15,463,157

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
285,000	6.750%, 9/30/2024[k]	309,937
	Anglo American Capital plc
320,000	4.875%, 5/14/2025[k]	337,604
	ArcelorMittal SA
275,000	6.000%, 3/1/2021	294,250
	Braskem Netherlands Finance BV
300,000	4.500%, 1/10/2028[k]	303,300
	BWAY Holding Company
290,000	5.500%, 4/15/2024[k]	300,513

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Basic Materials (0.2%) - continued
	CF Industries, Inc.
$500,000	3.450%, 6/1/2023	$488,600
	Chemours Company
290,000	5.375%, 5/15/2027	300,150
	First Quantum Minerals, Ltd.
195,000	7.500%, 4/1/2025[k]	208,903
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[k]	89,883
	Glencore Finance Canada, Ltd.
84,000	6.000%, 11/15/2041[k]	97,961
	Glencore Funding, LLC
65,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[b,k]	65,071
84,000	4.125%, 5/30/2023[k]	86,368
115,000	4.000%, 3/27/2027[k]	113,910
	International Paper Company
230,000	4.350%, 8/15/2048	235,417
	Kinross Gold Corporation
168,000	5.950%, 3/15/2024	184,612
265,000	4.500%, 7/15/2027[k]	267,650
	Novelis Corporation
100,000	5.875%, 9/30/2026[k]	103,000
	Olin Corporation
340,000	5.125%, 9/15/2027	353,600
	Peabody Securities Finance Corporation
280,000	6.375%, 3/31/2025[k]	294,000
	Platform Specialty Products Corporation
220,000	5.875%, 12/1/2025[k]	223,575
	Sherwin-Williams Company
207,000	3.125%, 6/1/2024	203,250
	Steel Dynamics, Inc.
230,000	5.000%, 12/15/2026	239,200
	Teck Resources, Ltd.
395,000	6.125%, 10/1/2035	444,869
	Vale Overseas, Ltd.
207,000	5.875%, 6/10/2021	225,009
130,000	6.250%, 8/10/2026	150,773
130,000	6.875%, 11/10/2039	164,248
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026	167,220

	Total	6,252,873

Capital Goods (0.3%)
	AECOM
360,000	5.875%, 10/15/2024	383,850
	Ardagh Packaging Finance plc
290,000	6.000%, 2/15/2025[k]	299,425
	Ashtead Capital, Inc.
270,000	4.125%, 8/15/2025[k]	267,300
	Bombardier, Inc.
365,000	7.500%, 3/15/2025[k]	379,144
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[k]	270,938
	Cemex SAB de CV
320,000	6.125%, 5/5/2025[k]	341,200
	Cintas Corporation No. 2
135,000	3.700%, 4/1/2027	137,408
	CNH Industrial Capital, LLC
330,000	4.375%, 11/6/2020	340,296
200,000	4.875%, 4/1/2021	209,750
	CNH Industrial NV
250,000	3.850%, 11/15/2027	248,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Capital Goods (0.3%) - continued
	Crown Americas Capital Corporation IV
$275,000	4.500%, 1/15/2023	$281,187
	Crown Cork & Seal Company, Inc.
280,000	7.375%, 12/15/2026	322,700
	General Dynamics Corporation
240,000	2.375%, 11/15/2024	231,715
	Huntington Ingalls Industries, Inc.
300,000	3.483%, 12/1/2027[k]	296,028
	L3 Technologies, Inc.
408,000	3.950%, 5/28/2024	416,777
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	59,916
184,000	3.600%, 3/1/2035	183,033
168,000	4.500%, 5/15/2036	184,639
46,000	6.150%, 9/1/2036	59,451
	Northrop Grumman Corporation
320,000	3.850%, 4/15/2045	314,890
	Owens-Brockway Glass Container, Inc.
375,000	5.000%, 1/15/2022[k]	390,469
	Pentair Finance SA
230,000	2.900%, 9/15/2018	230,827
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	124,189
	Reynolds Group Issuer, Inc.
330,000	5.125%, 7/15/2023[k]	339,900
	Roper Industries, Inc.
229,000	2.050%, 10/1/2018	228,712
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	125,008
	Siemens Financieringsmaatschappij NV
362,000	4.200%, 3/16/2047[k]	389,192
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[k]	156,000
	Textron, Inc.
150,000	7.250%, 10/1/2019	161,042
300,000	3.375%, 3/1/2028	292,196
	United Rentals North America, Inc.
255,000	5.500%, 7/15/2025	269,025
	United Technologies Corporation
230,000	4.050%, 5/4/2047	235,312
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	34,682

	Total	8,204,317

Collateralized Mortgage Obligations (0.5%)
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
120,187	2016-1, Class A1*	120,797
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
341,546	2017-SPL2, Class Ab,k	348,643
	4.000%, 10/28/2064, Ser.
532,986	2017-SPL1, Class Ab,k	543,591
	3.500%, 5/28/2069, Ser.
475,418	2011-2, Class A2[b,k]	479,681
	BCAP, LLC Trust
	1.741%, (LIBOR 1M + 0.180%), 3/25/2037, Ser.
303,650	2007-AA1, Class 2A1[b]	289,501

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
$154,107	2005-9, Class 21A2	$153,504
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
492,177	2007-A4, Class 1A5	464,068
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
184,833	2016-3, Class A1*,b	183,656
	2.415%, 10/25/2047, Ser.
589,297	2017-2, Class A1Ab,k	590,201
	Countrywide Alternative Loan Trust
	3.389%, 10/25/2035, Ser.
123,891	2005-43, Class 4A1[b]	109,152
	6.500%, 8/25/2036, Ser.
99,299	2006-23CB, Class 2A3	66,411
	6.000%, 1/25/2037, Ser.
94,642	2006-39CB, Class 1A16	92,510
	5.500%, 5/25/2037, Ser.
454,117	2007-8CB, Class A1	382,169
	7.000%, 10/25/2037, Ser.
444,107	2007-24, Class A10	290,519
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
167,738	2007-3, Class A27	145,033
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
122,476	2006-AR5, Class 23A	112,193
	Federal Home Loan Mortgage Corporation
	4.000%, 7/15/2031, Ser.
656,968	- 4104, Class KIm	76,241
	3.000%, 2/15/2033, Ser.
336,225	4170, Class IGm	38,554
	Federal National Mortgage Association
	3.500%, 1/25/2033, Ser.
666,258	2012-150, Class YIm	87,017
	Impac Secured Assets Trust
	1.801%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
714,564	2014-GC18, Class A3[b]	589,054
	J.P. Morgan Mortgage Trust
	4.428%, 10/25/2036, Ser.
254,630	2006-A6, Class 1A2[b]	234,686
	1.941%, (LIBOR 1M + 0.380%), 1/25/2037, Ser.
430,588	2006-S4, Class A8[b]	256,941
	6.250%, 8/25/2037, Ser.
509,305	2007-S3, Class 1A10	339,040
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
131,376	2004-6, Class 6A1	132,624
	2.011%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
254,943	2005-6, Class 2A1[b]	123,798
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
136,017	2007-F1, Class 2A1	113,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	MortgageIT Trust
	1.761%, (LIBOR 1M + 0.200%), 4/25/2036, Ser.
$514,622	2006-1, Class 1A2[b]	$456,895
	Preston Ridge Partners Mortgage Trust, LLC
	3.470%, 9/25/2022, Ser.
859,363	2017-2A, Class A1*,l	853,892
	Pretium Mortgage Credit Partners, LLC
	3.250%, 8/27/2032, Ser.
429,027	2017-NPL4, Class A1[k,l]	427,203
	Residential Accredit Loans, Inc. Trust
	2.111%, (LIBOR 1M + 0.550%), 1/25/2037, Ser.
782,574	2007-3, Class A1Bb	611,389
	Residential Asset Securitization Trust
	1.941%, (LIBOR 1M + 0.380%), 8/25/2037, Ser.
519,738	2007-A8, Class 2A3[b]	129,674
	Sequoia Mortgage Trust
	3.520%, 9/20/2046, Ser.
277,604	2007-1, Class 4A1[b]	230,170
	Sunset Mortgage Loan Company, LLC
	3.500%, 6/15/2047, Ser.
547,878	2017-NPL1, Class A*,l	544,664
	3.844%, 7/16/2047, Ser.
206,164	2016-NPL1, Class A*,l	206,231
	TBW Mortgage-Backed Trust
	5.965%, 7/25/2037, Ser.
1,101,358	2007-2, Class A1Ab	688,920
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
404,517	2017-1, Class A1[b,k]	401,859
	2.161%, (LIBOR 1M + 0.600%), 2/25/2057, Ser.
370,535	2017-5, Class A1[b,k]	371,876
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
340,914	2017-1A, Class A1*,l	339,489
	2.485%, 7/25/2047, Ser.
504,096	2017-2A, Class A1*	501,693
	WaMu Mortgage Pass Through Certificates
	3.225%, 9/25/2036, Ser.
75,154	2006-AR10, Class 1A2[b]	72,771
	3.300%, 10/25/2036, Ser.
160,160	2006-AR12, Class 1A1[b]	155,439
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
293,793	2006-1, Class 2CB1	241,519
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
472,027	2007-OA3, Class 2Ab	381,042

	Total	12,977,945

Commercial Mortgage-Backed Securities (0.5%)
	Commercial Mortgage Trust
	3.039%, 11/12/2046, Ser.
150,000	2013-CR13, Class A2	150,808

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Commercial Mortgage-Backed Securities (0.5%) - continued
	CSAIL Commercial Mortgage Trust
	3.504%, 6/15/2057, Ser.
$750,000	2015-C2, Class A4	$761,812
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	2.776%, 3/25/2023, Ser.
424,065	K724, Class A1	424,948
	3.002%, 1/25/2024, Ser.
1,450,000	K725, Class A2	1,462,180
	3.430%, 1/25/2027, Ser.
625,000	K063, Class A2[b]	641,789
	Federal National Mortgage Association - ACES
	2.417%, 9/25/2026, Ser.
480,827	2017-M1, Class A1[b]	469,135
	2.486%, 12/25/2026, Ser.
475,000	2017-M3, Class A2[b]	452,918
	2.784%, 2/25/2027, Ser.
700,000	2017-M2, Class A2[b]	683,730
	2.961%, 2/25/2027, Ser.
950,000	2017-M7, Class A2[b]	935,791
	Federal National Mortgage Association Grantor Trust
	2.898%, 6/25/2027, Ser.
924,802	2017-T1, Class A	897,126
	GS Mortgage Securities Trust
	3.801%, 1/10/2047, Ser.
500,000	2015-23A, Class AR	516,624
	3.666%, 9/10/2047, Ser.
700,000	2104-GC24, Class A4	721,156
	3.244%, 10/10/2048, Ser.
825,000	2015-GC34, Class A3	821,081
	3.470%, 11/10/2048, Ser.
800,000	2015-GS1, Class A2	812,939
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
325,000	2014-C26, Class A3	324,948
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.473%, 12/15/2047, Ser.
1,250,000	2015-C27, Class A3	1,270,538
	SCG Trust
	3.210%, (LIBOR 1M + 1.650%), 11/15/2026, Ser.
150,000	2013-SRP1, Class Ab,k	150,191
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
583,576	2012-C1, Class A3	593,998
	WFRBS Commercial Mortgage Trust
	2.870%, 11/15/2045, Ser.
450,000	2012-C9, Class A3	446,977

	Total	12,538,689

Communications Services (0.5%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	198,933
	Altice Financing SA
295,000	6.625%, 2/15/2023[k]	298,805
	AMC Networks, Inc.
255,000	5.000%, 4/1/2024	258,825
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	93,711

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Communications Services (0.5%) - continued
	American Tower Corporation
$210,000	3.300%, 2/15/2021	$212,388
	AT&T, Inc.
65,000	5.875%, 10/1/2019	68,514
60,000	2.623%, (LIBOR 3M + 0.930%), 6/30/2020[b]	60,757
135,000	3.800%, 3/1/2024	136,331
322,000	3.900%, 8/14/2027	321,851
118,000	4.100%, 2/15/2028[k]	117,033
97,000	4.300%, 2/15/2030[k]	96,298
180,000	5.250%, 3/1/2037	190,464
530,000	4.900%, 8/14/2037	537,128
126,000	6.350%, 3/15/2040	148,098
125,000	5.550%, 8/15/2041	135,615
95,000	4.750%, 5/15/2046	92,802
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[k]	110,272
184,000	3.125%, 11/26/2022[k]	184,363
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[k]	418,000
	CenturyLink, Inc.
285,000	6.450%, 6/15/2021	289,614
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	93,862
113,000	3.579%, 7/23/2020	114,508
	Clear Channel Worldwide Holdings, Inc.
280,000	6.500%, 11/15/2022	288,252
	Comcast Corporation
140,000	2.750%, 3/1/2023	138,798
360,000	4.400%, 8/15/2035	386,119
58,000	4.650%, 7/15/2042	63,658
93,000	4.750%, 3/1/2044	103,794
	Cox Communications, Inc.
250,000	3.350%, 9/15/2026[k]	241,620
92,000	4.600%, 8/15/2047[k]	92,052
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021	198,634
371,000	5.250%, 1/15/2023	401,282
184,000	3.200%, 9/1/2024	179,574
	CSC Holdings, LLC
35,000	5.500%, 4/15/2027[k]	35,438
	Digicel, Ltd.
480,000	6.000%, 4/15/2021*	475,200
	Discovery Communications, LLC
230,000	4.900%, 3/11/2026	242,799
380,000	5.000%, 9/20/2037	388,104
	Gray Television, Inc.
295,000	5.875%, 7/15/2026[k]	303,850
	Intelsat Jackson Holdings SA
420,000	8.000%, 2/15/2024[k]	441,000
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	358,200
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	130,256
	Moody’s Corporation
116,000	2.750%, 12/15/2021	115,154
	Neptune Finco Corporation
310,000	10.875%, 10/15/2025[k]	369,195
	Nexstar Escrow Corporation
300,000	5.625%, 8/1/2024[k]	309,936
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	84,567

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Communications Services (0.5%) - continued
	S&P Global, Inc.
$168,000	3.300%, 8/14/2020	$170,046
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[k]	134,268
	SFR Group SA
435,000	6.000%, 5/15/2022[k]	425,473
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	229,425
	Sprint Corporation
265,000	7.625%, 2/15/2025[j]	274,938
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	97,256
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	192,709
	Verizon Communications, Inc.
378,000	5.150%, 9/15/2023	414,957
452,000	3.376%, 2/15/2025	447,978
117,000	4.272%, 1/15/2036	116,159
368,000	4.862%, 8/21/2046	381,865
278,000	4.522%, 9/15/2048	277,164
	Viacom, Inc.
90,000	4.250%, 9/1/2023	93,096
200,000	6.875%, 4/30/2036	238,184
126,000	5.850%, 9/1/2043	139,988
	Virgin Media Secured Finance plc
285,000	5.250%, 1/15/2026[k]	289,988
	Windstream Services, LLC
260,000	8.625%, 10/31/2025[k]	243,100

	Total	13,692,248

Consumer Cyclical (0.4%)
	Amazon.com, Inc.
115,000	3.150%, 8/22/2027[k]	112,717
230,000	3.875%, 8/22/2037[k]	236,825
138,000	4.050%, 8/22/2047[k]	142,273
	American Honda Finance Corporation
195,000	2.000%, 2/14/2020	193,142
	Aptiv plc
210,000	3.150%, 11/19/2020	211,919
	Automatic Data Processing, Inc.
40,000	3.375%, 9/15/2025	40,769
	Cinemark USA, Inc.
460,000	4.875%, 6/1/2023	465,750
	CVS Health Corporation
40,000	2.250%, 8/12/2019	39,831
550,000	4.875%, 7/20/2035	597,084
	D.R. Horton, Inc.
220,000	2.550%, 12/1/2020	218,649
	Daimler Finance North America, LLC
168,000	2.387%, (LIBOR 3M + 0.620%), 10/30/2019[b,k]	169,103
	Delphi Jersey Holdings plc
345,000	5.000%, 10/1/2025[k]	344,138
	Ford Motor Credit Company, LLC
200,000	2.551%, 10/5/2018	200,687
200,000	2.943%, 1/8/2019	201,093
170,000	2.262%, 3/28/2019	169,336
84,000	2.459%, 3/27/2020	83,310
63,000	3.200%, 1/15/2021	63,165
200,000	2.956%, (LIBOR 3M + 1.270%), 3/28/2022[b]	203,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Cyclical (0.4%) - continued
	General Motors Financial Company, Inc.
$70,000	2.650%, (LIBOR 3M + 0.930%), 4/13/2020[b]	$70,687
126,000	3.700%, 11/24/2020	128,541
84,000	4.200%, 3/1/2021	86,551
230,000	3.150%, 6/30/2022	227,102
84,000	3.950%, 4/13/2024	84,702
135,000	4.300%, 7/13/2025	137,950
	Home Depot, Inc.
220,000	3.000%, 4/1/2026	216,053
215,000	5.400%, 9/15/2040	271,516
126,000	4.250%, 4/1/2046	137,393
230,000	3.900%, 6/15/2047	236,644
	Hyundai Capital America
66,000	2.400%, 10/30/2018[k]	65,884
220,000	2.550%, 4/3/2020[k]	217,237
126,000	3.000%, 10/30/2020[k]	125,450
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[k]	281,704
	KB Home
140,000	4.750%, 5/15/2019	141,750
	L Brands, Inc.
275,000	5.625%, 2/15/2022	289,740
	Landry’s, Inc.
300,000	6.750%, 10/15/2024[k]	310,125
	Lear Corporation
175,000	5.250%, 1/15/2025	185,683
	Lennar Corporation
275,000	4.875%, 12/15/2023	283,992
145,000	4.500%, 4/30/2024	146,639
	Live Nation Entertainment, Inc.
210,000	4.875%, 11/1/2024[k]	214,200
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	125,527
168,000	2.625%, 1/15/2022	166,743
	MGM Resorts International
360,000	6.000%, 3/15/2023	388,800
	Navistar International Corporation
345,000	6.625%, 11/1/2025[k]	360,629
	Netflix, Inc.
370,000	4.875%, 4/15/2028[k]	367,225
	New Red Finance, Inc.
305,000	4.250%, 5/15/2024[k]	299,663
	Nissan Motor Acceptance Corporation
150,000	2.150%, 9/28/2020[k]	147,915
	Prime Security Services Borrower, LLC
390,000	9.250%, 5/15/2023[k]	431,437
	Scientific Games International, Inc.
335,000	5.000%, 10/15/2025	335,419
270,000	7.000%, 1/1/2022[k]	284,850
	Six Flags Entertainment Corporation
300,000	4.875%, 7/31/2024[k]	304,125
	Toll Brothers Finance Corporation
74,000	4.000%, 12/31/2018	74,858
	Viacom, Inc.
150,000	3.875%, 12/15/2021	153,697
	VOC Escrow, Ltd.
345,000	5.000%, 2/15/2028[f,k]	344,138
	Wabash National Corporation
475,000	5.500%, 10/1/2025[k]	479,750

	Total	11,817,453

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Non-Cyclical (0.6%)
	Abbott Laboratories
$230,000	2.900%, 11/30/2021	$229,265
105,000	3.400%, 11/30/2023	105,785
140,000	3.750%, 11/30/2026	141,251
381,000	4.750%, 11/30/2036	424,337
185,000	4.900%, 11/30/2046	211,016
	AbbVie, Inc.
290,000	2.500%, 5/14/2020	288,978
210,000	3.600%, 5/14/2025	211,825
105,000	4.700%, 5/14/2045	114,996
210,000	4.450%, 5/14/2046	223,396
	Actavis Funding SCS
150,000	4.550%, 3/15/2035	156,756
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	83,555
105,000	2.625%, 9/16/2026	99,255
	Amgen, Inc.
276,000	2.200%, 5/11/2020	273,733
84,000	2.700%, 5/1/2022	83,089
125,000	3.125%, 5/1/2025	123,478
600,000	3.200%, 11/2/2027	585,188
	Anheuser-Busch InBev Finance, Inc.
90,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	93,035
309,000	3.650%, 2/1/2026	312,551
336,000	4.700%, 2/1/2036	370,954
	Anheuser-Busch InBev Worldwide, Inc.
64,000	3.750%, 1/15/2022	66,017
	BAT Capital Corporation
92,000	2.297%, 8/14/2020[k]	90,895
138,000	3.222%, 8/15/2024[k]	135,888
140,000	3.557%, 8/15/2027[k]	136,958
184,000	4.540%, 8/15/2047[k]	189,642
	BAT International Finance plc
80,000	2.099%, (LIBOR 3M + 0.510%), 6/15/2018[b,k]	80,094
	Bayer U.S. Finance, LLC
126,000	3.375%, 10/8/2024[k]	125,627
	Becton, Dickinson and Company
196,000	3.734%, 12/15/2024	196,385
138,000	4.669%, 6/6/2047	146,491
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	79,666
125,000	3.850%, 5/15/2025	126,822
126,000	7.375%, 1/15/2040	169,687
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	116,374
120,000	3.500%, 11/24/2020	122,051
	Cardinal Health, Inc.
92,000	3.079%, 6/15/2024	89,019
	Celgene Corporation
370,000	2.875%, 8/15/2020	371,499
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	49,915
	Clorox Company
300,000	3.100%, 10/1/2027	292,794
	Constellation Brands, Inc.
210,000	3.600%, 2/15/2028[f]	209,178
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[k]	95,419
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[k]	328,000
	Envision Healthcare Corporation
365,000	5.125%, 7/1/2022[k]	362,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Express Scripts Holding Company
$84,000	3.000%, 7/15/2023	$82,280
	Forest Laboratories, LLC
49,000	4.875%, 2/15/2021[k]	51,380
	Gilead Sciences, Inc.
84,000	2.950%, 3/1/2027	81,438
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[k]	197,904
	H. J. Heinz Company
125,000	3.500%, 7/15/2022	126,276
	HCA, Inc.
205,000	5.250%, 6/15/2026	214,389
125,000	4.500%, 2/15/2027	124,531
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[k]	170,512
	JBS USA, LLC
275,000	5.750%, 6/15/2025[k]	270,875
	Johnson & Johnson
250,000	2.900%, 1/15/2028	244,568
	Kimberly-Clark Corporation
230,000	3.900%, 5/4/2047	237,031
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	178,366
	Kroger Company
115,000	2.800%, 8/1/2022	113,363
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	59,909
	McKesson Corporation
75,000	4.883%, 3/15/2044	80,611
	Mead Johnson Nutrition Company
84,000	3.000%, 11/15/2020	84,654
	Medtronic, Inc.
665,000	4.375%, 3/15/2035	729,945
90,000	4.625%, 3/15/2045	101,868
	Merck & Company, Inc.
65,000	1.785%, (LIBOR 3M + 0.375%), 2/10/2020[b]	65,419
30,000	3.700%, 2/10/2045	30,325
	Molson Coors Brewing Company
147,000	2.250%, 3/15/2020	145,555
	Mondelez International Holdings Netherlands BV
195,000	2.000%, 10/28/2021[k]	188,349
	Mondelez International, Inc.
91,000	1.897%, (LIBOR 3M + 0.520%), 2/1/2019[b]	91,272
	Mylan NV
170,000	3.000%, 12/15/2018	170,771
45,000	3.150%, 6/15/2021	44,978
84,000	5.250%, 6/15/2046	90,443
	Newell Rubbermaid, Inc.
126,000	5.500%, 4/1/2046	144,645
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	163,630
	Post Holdings, Inc.
290,000	5.500%, 3/1/2025[k]	298,700
	Reynolds American, Inc.
257,000	5.700%, 8/15/2035	303,352
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[k]	136,641
	Shire Acquisitions Investments Ireland Designated Activity Company
264,000	2.400%, 9/23/2021	257,789

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Simmons Foods, Inc.
$340,000	5.750%, 11/1/2024[k]	$333,200
	Smithfield Foods, Inc.
215,000	2.700%, 1/31/2020[k]	213,338
	Tenet Healthcare Corporation
315,000	8.125%, 4/1/2022	325,042
	Teva Pharmaceutical Finance Netherlands III BV
210,000	3.150%, 10/1/2026[j]	175,064
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	62,531
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	187,775
	Tyson Foods, Inc.
92,000	3.550%, 6/2/2027	91,646
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[k]	510,264
	Zoetis, Inc.
288,000	4.700%, 2/1/2043	316,835

	Total	15,210,591

Energy (0.6%)
	Alliance Resource Operating Partners, LP
285,000	7.500%, 5/1/2025[k]	308,513
	Anadarko Petroleum Corporation
275,000	4.850%, 3/15/2021	288,780
	Antero Resources Corporation
290,000	5.125%, 12/1/2022	296,238
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	165,816
252,000	3.535%, 11/4/2024	258,373
45,000	3.119%, 5/4/2026	44,447
350,000	3.279%, 9/19/2027	346,303
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	107,221
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	203,091
85,000	6.250%, 3/15/2038	107,051
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[k]	147,543
	Cenovus Energy, Inc.
185,000	3.800%, 9/15/2023	186,374
164,000	5.200%, 9/15/2043	166,141
	Cheniere Corpus Christi Holdings, LLC
255,000	5.875%, 3/31/2025	274,763
	Cheniere Energy Partners, LP
340,000	5.250%, 10/1/2025[k]	346,375
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018	165,167
	Concho Resources, Inc.
115,000	4.375%, 1/15/2025	119,313
	ConocoPhillips
230,000	6.500%, 2/1/2039	317,493
	Continental Resources, Inc.
230,000	5.000%, 9/15/2022	232,875
	El Paso Pipeline Partners Operating Company, LLC
135,000	4.300%, 5/1/2024	139,492
	Enbridge Energy Partners, LP
230,000	5.875%, 10/15/2025	259,282
	Enbridge, Inc.
175,000	2.900%, 7/15/2022	172,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Energy (0.6%) - continued
	Encana Corporation
$40,000	3.900%, 11/15/2021	$40,958
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	289,787
	Energy Transfer, LP
168,000	4.650%, 6/1/2021	175,380
90,000	4.900%, 3/15/2035	89,001
125,000	5.150%, 2/1/2043	121,967
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	85,152
63,000	4.850%, 7/15/2026	65,417
	Enterprise Products Operating, LLC
48,000	5.100%, 2/15/2045	54,767
	EQT Corporation
55,000	8.125%, 6/1/2019	58,764
150,000	4.875%, 11/15/2021	158,118
120,000	3.000%, 10/1/2022	117,432
100,000	3.900%, 10/1/2027	97,939
	Exxon Mobil Corporation
70,000	4.114%, 3/1/2046	75,682
	Hess Corporation
150,000	6.000%, 1/15/2040	169,793
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	131,817
225,000	6.500%, 9/1/2039	268,677
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	132,290
	Marathon Oil Corporation
126,000	2.700%, 6/1/2020	125,370
325,000	6.600%, 10/1/2037	408,817
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	66,041
184,000	6.500%, 3/1/2041	235,654
	MPLX, LP
276,000	4.875%, 6/1/2025	293,377
130,000	4.125%, 3/1/2027	132,056
	Nabors Industries, Inc.
285,000	5.750%, 2/1/2025[k]	280,574
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	267,500
	Noble Energy, Inc.
73,000	5.625%, 5/1/2021	74,460
	ONEOK, Inc.
418,000	7.500%, 9/1/2023	494,432
140,000	4.000%, 7/13/2027	140,963
	Parsley Energy, LLC
145,000	5.625%, 10/15/2027[k]	148,988
	PBF Holding Company, LLC
260,000	7.250%, 6/15/2025	273,871
	Petrobras Global Finance BV
52,000	8.375%, 5/23/2021	59,261
230,000	6.250%, 3/17/2024	245,525
	Petroleos Mexicanos
275,000	6.000%, 3/5/2020	290,991
60,000	2.378%, 4/15/2025	59,051
110,000	6.750%, 9/21/2047	115,225
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	90,326
	Plains All American Pipeline, LP
225,000	5.000%, 2/1/2021	234,395
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	181,439
275,000	5.000%, 10/1/2022	290,278
	Rowan Companies, Inc.
35,000	7.375%, 6/15/2025	35,864

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Energy (0.6%) - continued
	Sabine Pass Liquefaction, LLC
$135,000	6.250%, 3/15/2022	$148,914
160,000	5.625%, 4/15/2023	174,335
185,000	5.750%, 5/15/2024	202,804
275,000	5.625%, 3/1/2025	300,623
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[k]	65,394
	Shell International Finance BV
60,000	1.863%, (LIBOR 3M + 0.450%), 5/11/2020[b]	60,514
	Southwestern Energy Company
340,000	7.500%, 4/1/2026	355,725
	SRC Energy, Inc.
205,000	6.250%, 12/1/2025[k]	211,150
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	96,351
	Sunoco Logistics Partners Operations, LP
75,000	4.400%, 4/1/2021	77,267
	Sunoco, LP
120,000	5.500%, 2/15/2026[k]	122,514
185,000	5.875%, 3/15/2028[k]	188,931
	Tallgrass Energy Partners, LP
515,000	5.500%, 1/15/2028[k]	513,713
	Tesoro Corporation
276,000	4.750%, 12/15/2023	294,429
	Weatherford International, Ltd.
315,000	8.250%, 6/15/2023	333,113
	Western Gas Partners, LP
184,000	4.000%, 7/1/2022	186,281
	Williams Companies, Inc.
250,000	7.500%, 1/15/2031	312,500
	Williams Partners, LP
105,000	4.000%, 11/15/2021	107,980
115,000	4.500%, 11/15/2023	120,291
170,000	3.750%, 6/15/2027	169,399
185,000	6.300%, 4/15/2040	228,543
	Woodside Finance, Ltd.
240,000	3.650%, 3/5/2025[k]	238,680
95,000	3.700%, 3/15/2028[k]	92,795

	Total	15,932,484

Financials (1.5%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[k]	209,311
	ACE INA Holdings, Inc.
125,000	4.350%, 11/3/2045	137,135
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	81,065
84,000	4.625%, 10/30/2020	87,628
230,000	5.000%, 10/1/2021	243,155
84,000	4.625%, 7/1/2022	87,899
200,000	3.500%, 1/15/2025	195,032
	Air Lease Corporation
33,000	2.625%, 9/4/2018	33,070
230,000	3.375%, 1/15/2019	232,063
205,000	2.500%, 3/1/2021	202,612
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	181,575
200,000	4.125%, 3/30/2020	202,300
	American Express Credit Corporation
130,000	2.150%, (LIBOR 3M + 0.550%), 3/18/2019[b]	130,568
276,000	1.875%, 5/3/2019	274,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.5%) - continued
	American International Group, Inc.
$55,000	3.300%, 3/1/2021	$55,631
126,000	4.125%, 2/15/2024	130,865
275,000	3.750%, 7/10/2025	278,023
255,000	3.900%, 4/1/2026	259,135
	Anthem, Inc.
230,000	4.625%, 5/15/2042	246,880
	Aon plc
63,000	3.875%, 12/15/2025	64,448
	ASP AMC Merger Sub, Inc.
300,000	8.000%, 5/15/2025[k]	286,875
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	201,751
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,n]	204,396
	Bank of America Corporation
135,000	2.728%, (LIBOR 3M + 1.070%), 3/22/2018[b]	135,167
110,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[b]	110,949
120,000	2.369%, 7/21/2021[b]	118,912
142,000	2.328%, 10/1/2021[b]	140,432
200,000	3.300%, 1/11/2023	201,867
185,000	2.881%, 4/24/2023[b]	183,370
168,000	4.000%, 4/1/2024	174,510
515,000	4.000%, 1/22/2025	526,896
240,000	3.093%, 10/1/2025[b]	235,806
126,000	3.500%, 4/19/2026	126,873
276,000	4.183%, 11/25/2027	283,139
185,000	3.824%, 1/20/2028[b]	188,563
208,000	5.875%, 2/7/2042	269,867
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	208,427
	Bank of Nova Scotia
190,000	2.700%, 3/7/2022	187,690
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[k]	54,703
	Barclays Bank plc
42,000	10.179%, 6/12/2021[k]	50,681
	Barclays plc
90,000	2.750%, 11/8/2019	89,983
330,000	3.250%, 1/12/2021	331,071
260,000	3.684%, 1/10/2023	262,017
168,000	3.650%, 3/16/2025	165,633
	BB&T Corporation
55,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[b]	55,523
	Berkshire Hathaway, Inc.
105,000	2.750%, 3/15/2023	104,427
	BPCE SA
350,000	3.500%, 10/23/2027[k]	338,881
	Capital One Financial Corporation
90,000	2.450%, 4/24/2019	89,951
161,000	2.500%, 5/12/2020	159,876
168,000	3.050%, 3/9/2022	167,089
	Capital One NA
250,000	2.350%, 1/31/2020	247,915
	CBOE Holdings, Inc.
110,000	1.950%, 6/28/2019	108,964
	Cigna Corporation
380,000	3.050%, 10/15/2027	362,188
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	370,975

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.5%) - continued
	Citigroup, Inc.
	2.474%, (LIBOR 3M + 0.770%),
$90,000	4/8/2019[b]	$90,497
170,000	2.700%, 3/30/2021	168,933
210,000	2.750%, 4/25/2022	207,165
89,000	4.050%, 7/30/2022	91,759
155,000	3.142%, 1/24/2023[b]	155,060
235,000	4.400%, 6/10/2025	244,467
168,000	3.200%, 10/21/2026	163,833
276,000	3.668%, 7/24/2028[b]	276,497
126,000	4.125%, 7/25/2028	127,992
250,000	3.520%, 10/27/2028[b]	246,647
	Citizens Bank NA
250,000	2.300%, 12/3/2018	250,138
250,000	2.200%, 5/26/2020	246,889
	Commerzbank AG
230,000	8.125%, 9/19/2023[k]	274,263
	Commonwealth Bank of Australia
126,000	2.250%, 3/10/2020[k]	125,083
	Compass Bank
180,000	2.750%, 9/29/2019	180,016
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
227,000	3.950%, 11/9/2022	232,994
552,000	4.625%, 12/1/2023	584,515
	Credit Agricole SA
110,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[b,k]	110,789
	Credit Suisse AG
73,000	5.400%, 1/14/2020	76,591
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,k]	244,590
250,000	3.869%, 1/12/2029[b,k]	248,549
	Credit Suisse Group Funding, Ltd.
252,000	2.750%, 3/26/2020	251,958
210,000	3.125%, 12/10/2020	211,231
168,000	3.750%, 3/26/2025	167,814
	DDR Corporation
195,000	4.625%, 7/15/2022	204,081
	Deutsche Bank AG
255,000	2.700%, 7/13/2020	253,200
252,000	3.375%, 5/12/2021	253,111
105,000	4.250%, 10/14/2021	108,486
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	101,518
	Discover Bank
190,000	8.700%, 11/18/2019	206,594
	Duke Realty, LP
30,000	3.875%, 2/15/2021	30,791
90,000	4.375%, 6/15/2022	94,486
	ERP Operating, LP
32,000	3.375%, 6/1/2025	32,154
	European Investment Bank
165,000	1.875%, 3/15/2019	164,550
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	52,265
55,000	2.875%, 10/1/2021	54,925
150,000	2.600%, 6/15/2022	147,151
	Five Corners Funding Trust
230,000	4.419%, 11/15/2023[k]	244,435
	GE Capital International Funding Company
750,000	4.418%, 11/15/2035	774,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.5%) - continued
	Goldman Sachs Group, Inc.
$180,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[b]	$180,436
95,000	2.516%, (LIBOR 3M + 1.100%), 11/15/2018[b]	95,608
442,000	5.375%, 3/15/2020	465,902
75,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[b]	76,248
325,000	5.375%, 5/10/2020[b,n]	335,563
566,000	5.250%, 7/27/2021	608,023
320,000	2.876%, 10/31/2022[b]	315,857
184,000	2.908%, 6/5/2023[b]	180,788
400,000	3.272%, 9/29/2025[b]	392,512
325,000	3.691%, 6/5/2028[b]	323,542
145,000	4.750%, 10/21/2045	162,797
	Hartford Financial Services Group, Inc.
369,000	5.125%, 4/15/2022	397,722
	HBOS plc
213,000	6.750%, 5/21/2018[k]	215,813
	HCP, Inc.
265,000	4.000%, 12/1/2022	274,758
60,000	3.400%, 2/1/2025	59,081
	HSBC Bank plc
180,000	2.056%, (LIBOR 3M + 0.640%), 5/15/2018[b,k]	180,273
	HSBC Holdings plc
335,000	3.400%, 3/8/2021	339,733
200,000	6.875%, 6/1/2021[b,n]	214,750
125,000	2.650%, 1/5/2022	123,117
200,000	3.600%, 5/25/2023	203,321
200,000	3.900%, 5/25/2026	204,009
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,945
	Icahn Enterprises, LP
125,000	6.750%, 2/1/2024	130,000
170,000	6.375%, 12/15/2025[k]	172,975
	ING Groep NV
200,000	3.150%, 3/29/2022	199,738
	International Lease Finance Corporation
100,000	5.875%, 8/15/2022	109,850
	Intesa Sanpaolo SPA
350,000	3.125%, 7/14/2022[k]	345,005
	J.P. Morgan Chase & Company
60,000	2.250%, 1/23/2020	59,723
190,000	2.161%, (LIBOR 3M + 0.680%), 6/1/2021[b]	191,450
95,000	2.295%, 8/15/2021	93,317
210,000	4.500%, 1/24/2022	222,632
205,000	2.972%, 1/15/2023	203,945
126,000	3.200%, 1/25/2023	126,667
210,000	2.700%, 5/18/2023	205,933
95,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	97,989
120,000	3.625%, 5/13/2024	122,467
240,000	3.125%, 1/23/2025	237,661
470,000	3.900%, 7/15/2025	486,422
135,000	3.300%, 4/1/2026	133,398
275,000	3.882%, 7/24/2038[b]	278,075
	KeyCorp
100,000	2.900%, 9/15/2020	100,329
	Kimco Realty Corporation
368,000	3.300%, 2/1/2025	360,403

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.5%) - continued
	Liberty Mutual Group, Inc.
$84,000	4.950%, 5/1/2022[k]	$89,402
	Liberty Property, LP
246,000	3.750%, 4/1/2025	248,684
	Lincoln National Corporation
84,000	8.750%, 7/1/2019	90,981
	Lloyds Bank plc
85,000	2.120%, (LIBOR 3M + 0.520%), 3/16/2018[b]	85,037
	Lloyds Banking Group plc
250,000	2.907%, 11/7/2023[b]	244,498
	MetLife, Inc.
125,000	4.050%, 3/1/2045	124,396
	Mitsubishi UFJ Financial Group, Inc.
230,000	3.287%, 7/25/2027	222,997
	Morgan Stanley
120,000	3.025%, (LIBOR 3M + 1.280%), 4/25/2018[b]	120,298
84,000	5.550%, 7/15/2020[b,n]	86,835
105,000	2.500%, 4/21/2021	103,683
210,000	2.625%, 11/17/2021	207,130
85,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	86,612
207,000	2.750%, 5/19/2022	204,000
65,000	4.875%, 11/1/2022	69,331
210,000	3.125%, 1/23/2023	209,258
100,000	4.000%, 7/23/2025	103,257
210,000	4.350%, 9/8/2026	218,170
276,000	3.591%, 7/22/2028[b]	273,195
250,000	3.772%, 1/24/2029[b]	251,337
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	293,150
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	110,769
	National City Corporation
203,000	6.875%, 5/15/2019	213,757
	New York Life Global Funding
138,000	2.300%, 6/10/2022[k]	134,303
	Park Aerospace Holdings, Ltd.
165,000	5.500%, 2/15/2024[k]	163,247
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	54,939
	Quicken Loans, Inc.
445,000	5.750%, 5/1/2025[k]	453,344
	Realty Income Corporation
185,000	4.125%, 10/15/2026	190,639
	Regions Bank
71,000	7.500%, 5/15/2018	72,102
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,066
126,000	3.200%, 2/8/2021	127,021
	Reinsurance Group of America, Inc.
81,000	5.000%, 6/1/2021	85,463
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[k]	84,957
	Royal Bank of Scotland Group plc
230,000	8.625%, 8/15/2021[b,n]	256,738
200,000	3.875%, 9/12/2023	201,604
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	146,643
	Santander UK plc
48,000	3.050%, 8/23/2018	48,249
	Simon Property Group, LP
55,000	2.500%, 9/1/2020	54,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Financials (1.5%) - continued
$140,000	2.750%, 2/1/2023	$138,177
168,000	4.250%, 11/30/2046	174,007
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[k]	134,934
	Societe Generale SA
138,000	4.750%, 11/24/2025[k]	143,451
	Standard Chartered plc
162,000	2.100%, 8/19/2019[k]	160,351
	State Street Corporation
85,000	2.336%, (LIBOR 3M + 0.900%), 8/18/2020[b]	86,487
	Sumitomo Mitsui Financial Group, Inc.
170,000	2.784%, 7/12/2022	167,056
150,000	3.102%, 1/17/2023	149,166
126,000	3.010%, 10/19/2026	120,121
	Sumitomo Mitsui Trust Bank, Ltd.
240,000	1.950%, 9/19/2019[k]	237,135
	SunTrust Banks, Inc.
180,000	2.250%, 1/31/2020	179,081
	Svenska Handelsbanken AB
120,000	2.090%, (LIBOR 3M + 0.490%), 6/17/2019[b]	120,582
	Synchrony Financial
230,000	3.000%, 8/15/2019	230,884
50,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	50,715
55,000	4.250%, 8/15/2024	56,306
	Toronto-Dominion Bank
65,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	66,220
	UBS Group Funding Jersey, Ltd.
230,000	3.000%, 4/15/2021[k]	229,644
126,000	4.125%, 9/24/2025[k]	130,185
	UBS Group Funding Switzerland AG
200,000	3.491%, 5/23/2023[k]	201,064
	UnitedHealth Group, Inc.
30,000	3.350%, 7/15/2022	30,569
250,000	2.950%, 10/15/2027	242,404
380,000	4.625%, 7/15/2035	431,192
	USB Realty Corporation
50,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,k,n]	45,062
	Ventas Realty, LP
195,000	3.100%, 1/15/2023	192,909
	Voya Financial, Inc.
50,000	2.900%, 2/15/2018	50,016
342,000	3.125%, 7/15/2024	333,601
	Wells Fargo & Company
75,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[b]	75,815
170,000	2.550%, 12/7/2020	169,270
205,000	2.625%, 7/22/2022	201,519
225,000	3.069%, 1/24/2023	225,133
168,000	3.450%, 2/13/2023	169,404
125,000	3.000%, 2/19/2025	122,577
175,000	3.000%, 4/22/2026	169,677
168,000	3.000%, 10/23/2026	162,517
323,000	4.900%, 11/17/2045	363,458
	Welltower, Inc.
360,000	4.000%, 6/1/2025	367,141

	Total	39,239,950

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Foreign Government (<0.1%)
	Argentina Government International Bond
$150,000	7.500%, 4/22/2026	$165,375
48,000	6.875%, 1/26/2027	50,592
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	74,115
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[k]	123,209

	Total	413,291

Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 2/1/2032[f]	9,092,422
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,775,000	4.000%, 2/1/2048[f]	9,068,071
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
307,908	1.752%, (LIBOR 12M + 1.550%), 7/1/2043[b]	317,487
160,364	1.997%, (LIBOR 12M + 1.540%), 7/1/2043[b]	164,702
118,463	1.977%, (LIBOR 12M + 1.530%), 8/1/2043[b]	121,426
13,900,000	3.000%, 2/1/2048[f]	13,624,171
44,500,000	3.500%, 2/1/2048[f]	44,922,403
24,900,000	4.000%, 2/1/2048[f]	25,718,070
5,600,000	4.500%, 2/1/2048[f]	5,903,187
	U.S. Residential Opportunity Fund Trust
	3.352%, 11/27/2037, Ser.
147,546	2017-1A, Class Ak	146,734

	Total	109,078,673

Technology (0.4%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,197
	Apple, Inc.
60,000	1.713%, (LIBOR 3M + 0.300%), 5/6/2020[b]	60,357
115,000	3.000%, 2/9/2024	114,607
294,000	3.200%, 5/13/2025	293,292
183,000	3.200%, 5/11/2027	181,288
250,000	3.000%, 6/20/2027	243,222
400,000	3.000%, 11/13/2027	388,134
250,000	4.500%, 2/23/2036	279,763
126,000	4.650%, 2/23/2046	143,318
225,000	4.250%, 2/9/2047	241,943
335,000	3.750%, 9/12/2047	332,729
	Applied Materials, Inc.
92,000	3.300%, 4/1/2027	91,345
	Avnet, Inc.
125,000	3.750%, 12/1/2021	126,791
	Baidu, Inc.
225,000	3.000%, 6/30/2020	224,844
	Broadcom Corporation
440,000	3.500%, 1/15/2028[k]	412,433
	CDK Global, Inc.
165,000	4.875%, 6/1/2027[k]	165,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Technology (0.4%) - continued
	Cisco Systems, Inc.
$80,000	1.981%, (LIBOR 3M + 0.500%), 3/1/2019[b]	$80,401
	CommScope Technologies Finance, LLC
245,000	6.000%, 6/15/2025[k]	257,787
	Diamond 1 Finance Corporation
105,000	3.480%, 6/1/2019[k]	105,923
230,000	5.450%, 6/15/2023[k]	247,144
	Equinix, Inc.
185,000	5.750%, 1/1/2025	195,175
	Fidelity National Information Services, Inc.
103,000	3.625%, 10/15/2020	105,180
	Harland Clarke Holdings Corporation
325,000	8.375%, 8/15/2022[k]	338,813
	Hewlett Packard Enterprise Company
48,000	2.850%, 10/5/2018	48,219
120,000	2.100%, 10/4/2019[k]	118,649
48,000	4.400%, 10/15/2022	50,019
	Inception Merger Sub, Inc.
380,000	8.625%, 11/15/2024[j,k]	404,225
	Intel Corporation
30,000	3.100%, 7/29/2022	30,443
65,000	3.700%, 7/29/2025	67,273
189,000	4.100%, 5/19/2046	200,814
	International Business Machines Corporation
168,000	4.700%, 2/19/2046	194,583
	Iron Mountain, Inc.
310,000	6.000%, 8/15/2023	323,562
	Microsoft Corporation
270,000	4.750%, 11/3/2055	319,955
270,000	4.200%, 11/3/2035	296,764
550,000	3.700%, 8/8/2046	557,608
225,000	4.250%, 2/6/2047	248,462
	NetApp, Inc.
160,000	2.000%, 9/27/2019	158,371
	NXP BV
145,000	3.875%, 9/1/2022[k]	146,269
	Oracle Corporation
55,000	2.500%, 5/15/2022	54,405
168,000	2.400%, 9/15/2023	162,788
390,000	2.950%, 5/15/2025	383,987
250,000	3.850%, 7/15/2036	257,694
	QUALCOMM, Inc.
126,000	3.000%, 5/20/2022	125,089
92,000	4.300%, 5/20/2047	90,744
	Seagate HDD Cayman
175,000	4.750%, 1/1/2025	173,859
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[k]	215,000
	Tyco Electronics Group SA
46,000	3.450%, 8/1/2024	46,735
92,000	3.125%, 8/15/2027	90,254
	VMware, Inc.
45,000	2.950%, 8/21/2022	43,614
	Western Digital Corporation
515,000	4.750%, 2/15/2026[f]	521,759

	Total	10,030,094

Transportation (0.1%)
	Air Canada Pass Through Trust
42,738	3.875%, 3/15/2023[k]	42,952

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Transportation (0.1%) - continued
	American Airlines Pass Through Trust
$92,259	3.375%, 5/1/2027	$92,143
	Avis Budget Car Rental, LLC
185,000	6.375%, 4/1/2024[k]	189,440
	Burlington Northern Santa Fe, LLC
140,000	5.750%, 5/1/2040	178,904
430,000	5.050%, 3/1/2041	509,533
150,000	4.450%, 3/15/2043	166,190
180,000	3.900%, 8/1/2046	187,047
	Continental Airlines, Inc.
50,603	4.150%, 4/11/2024	52,673
	CSX Corporation
42,000	3.700%, 11/1/2023	43,288
	Delta Air Lines, Inc.
105,000	2.875%, 3/13/2020	105,017
18,432	4.950%, 11/23/2020	18,847
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[k]	30,116
	J.B. Hunt Transport Services, Inc.
50,000	3.300%, 8/15/2022	50,192
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	97,327
	United Continental Holdings, Inc.
345,000	4.250%, 10/1/2022	346,725
	XPO Logistics, Inc.
270,000	6.500%, 6/15/2022[k]	281,070

	Total	2,391,464

U.S. Government and Agencies (3.5%)
	U.S. Treasury Bonds
1,250,000	2.250%, 8/15/2027	1,200,781
5,000,000	2.250%, 11/15/2027	4,799,024
550,000	5.250%, 11/15/2028	679,615
1,175,000	4.375%, 5/15/2040	1,463,288
6,780,000	3.000%, 5/15/2042	6,889,910
11,118,000	2.500%, 5/15/2046	10,172,102
995,000	3.000%, 5/15/2047	1,005,766
750,000	2.750%, 8/15/2047	721,025
1,926,000	2.750%, 11/15/2047	1,852,045
	U.S. Treasury Bonds, TIPS
15,067,965	0.125%, 1/15/2023	14,828,199
11,999,722	0.375%, 7/15/2027	11,777,309
	U.S. Treasury Notes
1,200,000	1.000%, 10/15/2019	1,178,156
2,840,000	1.500%, 10/31/2019	2,810,047
3,500,000	1.375%, 9/30/2020	3,419,883
1,750,000	1.375%, 5/31/2021	1,694,697
8,634,000	1.125%, 8/31/2021	8,257,274
9,000,000	1.875%, 7/31/2022	8,763,399
4,620,000	2.000%, 11/30/2022	4,510,636
1,698,000	1.375%, 9/30/2023	1,589,885
1,750,000	2.125%, 7/31/2024	1,695,859
4,800,000	2.125%, 11/30/2024	4,640,063

	Total	93,948,963

Utilities (0.4%)
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	253,002
	Appalachian Power Company
92,000	3.300%, 6/1/2027	90,633
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	64,580
	Atmos Energy Corporation
100,000	3.000%, 6/15/2027	97,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Utilities (0.4%) - continued
	Berkshire Hathaway Energy Company
$45,000	2.400%, 2/1/2020	$44,948
155,000	4.500%, 2/1/2045	169,984
	Calpine Corporation
175,000	5.375%, 1/15/2023[j]	172,813
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	119,890
126,000	3.450%, 8/15/2027	124,982
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	124,219
70,000	4.350%, 11/15/2045	76,920
	Consolidated Edison, Inc.
84,000	2.000%, 5/15/2021	82,011
63,000	4.500%, 12/1/2045	70,749
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	180,821
184,000	2.579%, 7/1/2020	182,611
	DTE Electric Company
95,000	3.700%, 3/15/2045	95,338
135,000	3.700%, 6/1/2046	135,586
	DTE Energy Company
25,000	2.400%, 12/1/2019	24,887
	Duke Energy Carolinas, LLC
350,000	3.700%, 12/1/2047	349,645
	Duke Energy Corporation
175,000	2.100%, 6/15/2018	175,066
168,000	3.750%, 9/1/2046	161,788
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	118,704
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	167,172
	Dynegy, Inc.
320,000	7.375%, 11/1/2022	338,048
	Edison International
170,000	2.950%, 3/15/2023	167,264
	Emera U.S. Finance, LP
130,000	2.150%, 6/15/2019	129,194
130,000	4.750%, 6/15/2046	136,720
	Eversource Energy
225,000	2.500%, 3/15/2021	223,532
	Exelon Corporation
90,000	5.100%, 6/15/2045	103,538
126,000	4.450%, 4/15/2046	132,680
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	128,289
160,000	2.950%, 1/15/2020	160,805
	FirstEnergy Corporation
60,000	2.850%, 7/15/2022	58,934
350,000	4.850%, 7/15/2047	387,442
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,095
84,000	5.300%, 7/1/2043	99,047
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	341,138
	Monongahela Power Company
95,000	5.400%, 12/15/2043[k]	117,332
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	148,892
	NextEra Energy Capital Holdings, Inc.
105,000	2.300%, 4/1/2019	104,769
	NextEra Energy Partners, LP
340,000	4.250%, 9/15/2024[k]	341,700

Principal Amount	Long-Term Fixed Income (14.2%)	Value
Utilities (0.4%) - continued
	NiSource Finance Corporation
$92,000	3.490%, 5/15/2027	$91,584
245,000	5.650%, 2/1/2045	302,971
	Oncor Electric Delivery Company, LLC
368,000	3.750%, 4/1/2045	369,930
	Pacific Gas and Electric Company
225,000	3.300%, 3/15/2027	216,889
126,000	4.250%, 3/15/2046	127,803
	PG&E Corporation
45,000	2.400%, 3/1/2019	44,898
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	54,859
92,000	3.400%, 6/1/2023	92,399
195,000	5.000%, 3/15/2044	222,790
	PPL Electric Utilities Corporation
138,000	3.950%, 6/1/2047	144,652
	Public Service Electric & Gas Company
230,000	3.000%, 5/15/2027	223,427
	Sempra Energy
120,000	6.150%, 6/15/2018	121,833
60,000	2.400%, 3/15/2020	59,750
	Southern California Edison Company
35,000	2.400%, 2/1/2022	34,354
185,000	4.000%, 4/1/2047	192,499
	Southern Company
180,000	2.950%, 7/1/2023	177,800
450,000	3.250%, 7/1/2026	433,931
165,000	4.400%, 7/1/2046	171,136
	Southern Company Gas Capital Corporation
230,000	4.400%, 5/30/2047	239,566
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	64,681
	Tesoro Logistics, LP
285,000	5.250%, 1/15/2025	298,951
	Xcel Energy, Inc.
285,000	3.350%, 12/1/2026	283,042

	Total	10,204,291

	Total Long-Term Fixed Income (cost $377,608,277)	377,396,483

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,861	Henkel AG & Company KGaA, 1.620%	260,253

	Total	260,253

Energy (<0.1%)
752	Alpha Natural Resources, Inc., 0.000%[i]	20,304
752	ANR Holdings, Inc., 0.000%[i]	5,640

	Total	25,944

	Total Preferred Stock (cost $256,780)	286,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.5%)	Value
13,590,876	Thrivent Cash Management Trust	$13,590,876

	Total Collateral Held for Securities Loaned (cost $13,590,876)	13,590,876

Shares or Principal Amount	Short-Term Investments (12.2%)	Value
	Federal Home Loan Bank Discount Notes
1,800,000	1.250%, 2/6/2018[o,p]	1,799,674
2,600,000	1.215%, 2/7/2018[o,p]	2,599,436
100,000	1.260%, 2/9/2018[o,p]	99,971
3,800,000	1.284%, 2/14/2018[o,p]	3,798,218
210,000	1.280%, 2/15/2018[o]	209,894
200,000	1.280%, 2/20/2018[o,p]	199,863
7,400,000	1.320%, 3/7/2018[o,p]	7,390,706
800,000	1.420%, 4/11/2018[o,p]	797,822
300,000	1.440%, 4/13/2018[o,p]	299,160
3,900,000	1.441%, 4/27/2018[o,p]	3,886,923
	Thrivent Core Short-Term Reserve Fund
30,318,691	1.640%	303,186,912
	U.S. Treasury Bills
110,000	1.397%, 4/19/2018[o,q]	109,675
910,000	1.387%, 4/26/2018[o,q]	906,990

	Total Short-Term Investments (cost $325,285,248)	325,285,244

	Total Investments (cost $2,248,041,676) 104.7%	$2,787,804,378

	Other Assets and Liabilities, Net (4.7%)	(124,151,239)

	Total Net Assets 100.0%	$2,663,653,139

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $38,200,422 or 1.4% of total net assets.
l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
m	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At January 31, 2018, $1,016,666 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of January 31, 2018 was $10,867,966 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$375,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	119,975
Apidos CLO XVIII, 7/22/2026	4/4/2017	375,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	140,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	125,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	140,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	275,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	83,085
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	150,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	184,985
Digicel, Ltd., 4/15/2021	8/18/2014	464,962
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	276,924
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	160,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	69,925
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	416,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	450,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	400,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,834
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	2,636
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	225,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Security	Acquisition Date	Cost
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	$100,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	375,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	140,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	859,280
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	325,000
Shackleton, Ltd., 4/15/2027	12/16/2016	450,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	195,214
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	206,164
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	547,878
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	33,672
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	450,000
Verus Securitization Trust, 1/25/2047	2/16/2017	340,906
Verus Securitization Trust, 7/25/2047	7/24/2017	504,064
Voya CLO 2014-3, Ltd., 7/25/2026	12/13/2017	140,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$918,995
Common Stock	12,177,110

Total lending	$13,096,105
Gross amount payable upon return of collateral for securities loaned	$13,590,876

Net amounts due to counterparty	$494,771

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds
traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,289,092	–	1,125,901	163,191
Capital Goods	1,190,505	–	852,211	338,294
Communications Services	6,946,717	–	6,762,109	184,608
Consumer Cyclical	3,092,217	–	2,923,171	169,046
Consumer Non-Cyclical	3,356,621	–	3,356,621	–
Energy	910,382	–	910,382	–
Financials	1,972,396	–	1,972,396	–
Technology	933,844	–	933,844	–
Transportation	755,947	–	755,947	–
Utilities	588,551	–	486,551	102,000
Registered Investment Companies
Affiliated Equity Holdings	1,044,813,358	1,044,813,358	–	–
Affiliated Fixed Income Holdings	117,697,290	117,697,290	–	–
Equity Funds/Exchange Traded Funds	22,948,821	22,948,821	–	–
Fixed Income Funds/Exchange Traded
Funds	22,371,696	22,371,696	–	–
Common Stock
Consumer Discretionary	89,590,805	87,243,060	2,347,745	–
Consumer Staples	23,997,403	22,741,473	1,255,930	–
Energy	26,025,225	24,773,632	1,251,593	–
Financials	153,200,037	150,801,690	2,398,347	–
Health Care	75,659,111	74,185,564	1,473,547	–
Industrials	118,862,828	115,799,121	3,063,707	–
Information Technology	167,385,931	166,920,257	465,674	–
Materials	33,236,594	30,799,024	2,437,568	2
Real Estate	28,056,893	27,505,105	551,788	–
Telecommunications Services	3,188,080	2,156,317	1,031,763	–
Utilities	11,784,433	11,363,597	420,836	–
Long-Term Fixed Income
Asset-Backed Securities	15,463,157	–	15,463,157	–
Basic Materials	6,252,873	–	6,252,873	–
Capital Goods	8,204,317	–	8,204,317	–
Collateralized Mortgage Obligations	12,977,945	–	12,977,945	–
Commercial Mortgage-Backed Securities	12,538,689	–	12,538,689	–
Communications Services	13,692,248	–	13,692,248	–
Consumer Cyclical	11,817,453	–	11,817,453	–
Consumer Non-Cyclical	15,210,591	–	15,210,591	–
Energy	15,932,484	–	15,932,484	–
Financials	39,239,950	–	39,239,950	–
Foreign Government	413,291	–	413,291	–
Mortgage-Backed Securities	109,078,673	–	109,078,673	–
Technology	10,030,094	–	10,030,094	–
Transportation	2,391,464	–	2,391,464	–
U.S. Government and Agencies	93,948,963	–	93,948,963	–
Utilities	10,204,291	–	10,204,291	–
Preferred Stock
Consumer Staples	260,253	–	260,253	–
Energy	25,944	–	25,944	–
Short-Term Investments	22,098,332	–	22,098,332	–
Subtotal Investments in Securities	$2,359,635,789	$1,922,120,005	$436,558,643	$957,141

Other Investments *	Total
Short-Term Investments	303,186,912
Affiliated Registered Investment Companies	111,390,801
Collateral Held for Securities Loaned	13,590,876
Subtotal Other Investments	$428,168,589
Total Investments at Value	$2,787,804,378

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	32,186,773	32,186,773	–	–

Total Asset Derivatives	$32,186,773	$32,186,773	$–	$–

Liability Derivatives
Futures Contracts	22,137,450	22,137,450	–	–

Total Liability Derivatives	$22,137,450	$22,137,450	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $20,871,773 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT U.S. Long Bond	103	March 2018	$15,773,819	($549,132)
CME S&P 500 Index	511	March 2018	339,477,196	21,518,754
ICE mini MSCI EAFE Index	1,618	March 2018	163,355,464	10,215,486

Total Futures Long Contracts			$518,606,479	$31,185,108

CBOT 10-Yr. U.S. Treasury Note	(95)	March 2018	($11,858,368)	$308,446
CBOT 2-Yr. U.S. Treasury Note	(48)	March 2018	(10,295,854)	60,604
CBOT 5-Yr. U.S. Treasury Note	(8)	March 2018	(917,413)	(275)
CME E-mini NASDAQ 100 Index	(999)	March 2018	(126,974,446)	(12,136,304)
CME E-mini Russell 2000 Index	(949)	March 2018	(72,299,527)	(2,481,673)
CME E-mini S&P Mid-Cap 400 Index	(1,085)	March 2018	(205,060,634)	(6,970,066)
CME Ultra Long Term U.S. Treasury Bond	(17)	March 2018	(2,836,420)	83,483

Total Futures Short Contracts			($430,242,662)	($21,135,785)

Total Futures Contracts			$88,363,817	$10,049,323

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$2,793	$20,038	$9,240	$–	$–	13,591	$13,591	$14
Core Emerging Markets Debt	19,710	624	–	–	(145)	2,062	20,189	191
Core International Equity	—	86,113	–	–	5,088	8,612	91,202	113
Core Short-Term Reserve	357,318	58,472	112,603	–	–	30,319	303,187	1,139
High Yield	20,885	288	–	–	(171)	4,321	21,001	288
Income	61,534	730	–	–	(803)	6,724	61,461	524
Large Cap Growth	174,027	4,177	–	–	17,919	15,868	196,123	–
Large Cap Stock	124,955	12,080	–	–	(1,377)	4,675	135,657	1,696
Large Cap Value	207,082	11,516	–	–	12,555	9,572	231,153	3,087
Limited Maturity Bond	35,192	184	–	–	(141)	2,835	35,235	184
Mid Cap Stock	153,677	11,816	–	–	1,907	5,715	167,400	–
Partner Worldwide Allocation	248,576	9,292	–	–	8,317	22,635	266,184	6,043
Small Cap Stock	45,398	2,935	–	–	(37)	1,805	48,296	–
Total Value and Income Earned	$1,451,147			$–	$43,112		$1,590,679	$13,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$154,223	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$155,380
	Big River Steel, LLC, Term Loan
154,613	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	158,091
	Chemours Company, Term Loan
194,324	4.080%, (LIBOR 1M + 2.500%), 5/12/2022[b]	195,740
	CONSOL Mining Corporation, Term Loan
150,000	7.470%, (LIBOR 3M + 6.000%), 10/30/2022[b]	152,876
	Contura Energy, Inc., Term Loan
256,387	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	255,747
	Peabody Energy Corporation, Term Loan
165,283	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	167,418

	Total	1,085,252

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
139,641	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	140,482
	Berry Plastics Corporation, Term Loan
238,797	3.804%, (LIBOR 1M + 2.250%), 1/19/2024[b]	240,356
	Cortes NP Intermediate Holding II Corporation, Term Loan
413,641	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	417,778
	Navistar, Inc., Term Loan
275,000	5.060%, (LIBOR 1M + 3.500%), 11/3/2024[b]	277,178
	Sterigenics-Nordion Holdings, LLC, Term Loan
342,413	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	343,269

	Total	1,419,063

Communications Services (0.7%)
	Cengage Learning Acquisitions, Term Loan
375,855	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	364,391
	CenturyLink, Inc., Term Loan
320,000	4.317%, (LIBOR 1M + 2.750%), 1/31/2025[b]	315,002
	Charter Communications Operating, LLC, Term Loan
290,000	3.580%, (LIBOR 1M + 2.000%), 4/13/2025[b]	291,586
	Coral-US Co-Borrower, LLC, Term Loan
640,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	642,746
	Frontier Communications Corporation, Term Loan
283,575	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	277,668

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.7%) - continued
	Hargray Merger Subsidiary Corporation, Term Loan
$169,312	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	$170,299
	Intelsat Jackson Holdings SA, Term Loan
235,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	233,028
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	439,835
65,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	59,150
	McGraw-Hill Global Education Holdings, LLC, Term Loan
503,913	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	502,653
	Mediacom Illinois, LLC, Term Loan
133,987	3.720%, (LIBOR 1W + 2.250%), 2/15/2024[b,c]	135,495
	NEP/NCP Holdco, Inc., Term Loan
337,430	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	338,169
22,687	8.554%, (LIBOR 1M + 7.000%), 1/23/2023[b]	22,772
	New LightSquared, Term Loan
80,854	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,d]	74,790
	Radiate Holdco, LLC, Term Loan
570,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,e,f]	571,528
	Raycom TV Broadcasting, LLC, Term Loan
214,463	4.311%, (LIBOR 1M + 2.750%), 8/18/2024[b]	214,999
	SFR Group SA, Term Loan
119,100	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	114,187
	Sinclair Television Group, Inc., Term Loan
505,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,e,f]	509,207
	Sprint Communications, Inc., Term Loan
535,950	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	537,065
	Syniverse Holdings, Inc., Term Loan
275,434	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	274,230
	Univision Communications, Inc., Term Loan
364,428	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	364,559
	WideOpenWest Finance, LLC, Term Loan
212,468	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	212,291

	Total	6,665,650

Consumer Cyclical (0.3%)
	Amaya Holdings BV, Term Loan
506,709	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	510,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$239,400	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	$239,999
	Ceridian HCM Holding, Inc., Term Loan
108,929	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	109,501
	Four Seasons Hotels, Ltd., Term Loan
238,196	4.073%, (LIBOR 1M + 2.500%), 11/30/2023[b]	240,330
	Golden Entertainment, Inc., Term Loan
390,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	392,437
65,000	8.570%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	65,325
	Golden Nugget, Inc., Term Loan
303,462	4.875%, (LIBOR 2M + 3.250%), 10/4/2023[b]	306,846
	IMG Worldwide, Inc., Term Loan
96,667	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	97,029
	KAR Auction Services, Inc., Term Loan
128,960	4.250%, (LIBOR 3M + 2.500%), 3/9/2023[b]	130,196
	Mohegan Tribal Gaming Authority, Term Loan
323,326	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	326,155
	Scientific Games International, Inc., Term Loan
598,500	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	601,576

	Total	3,019,747

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
611,900	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	616,795
30,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,e,f]	30,352
	Albertson’s, LLC, Term Loan
99,837	4.324%, (LIBOR 1M + 2.750%), 8/25/2021[b,e,f]	99,213
198,533	4.675%, (LIBOR 3M + 3.000%), 12/21/2022[b]	197,314
287,898	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	285,889
	CHS/Community Health Systems, Inc., Term Loan
266,514	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	261,336
	Endo Luxembourg Finance Company I SARL., Term Loan
184,075	5.875%, (LIBOR 1M + 4.250%), 4/27/2024[b]	184,167
	JBS USA LUX SA, Term Loan
496,250	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	492,404

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$371,928	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	$375,067
	Revlon Consumer Products Corporation, Term Loan
202,636	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b]	159,171
	Valeant Pharmaceuticals International, Inc., Term Loan
404,146	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,e,f]	410,160

	Total	3,111,868

Energy (0.1%)
	Calpine Corporation, Term Loan
209,463	4.200%, (LIBOR 3M + 2.500%), 1/15/2024[b]	210,439
	Houston Fuel Oil Terminal, LLC, Term Loan
334,524	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	338,287
	MEG Energy Corporation, Term Loan
148,875	5.200%, (LIBOR 3M + 3.500%), 12/31/2023[b]	149,322
	MRC Global US, Inc., Term Loan
110,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b]	111,375
	Pacific Drilling SA, Term Loan
196,288	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	84,649

	Total	894,072

Financials (0.2%)
	ASP AMC Merger Sub, Inc., Term Loan
388,459	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	390,401
	Avolon TLB Borrower 1 US, LLC, Term Loan
114,425	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	114,205
	Delos Finance SARL, Term Loan
130,000	3.693%, (LIBOR 3M + 2.000%), 10/6/2023[b]	130,996
	Digicel International Finance, Ltd., Term Loan
315,000	0.000%, (LIBOR 3M + 3.250%), 5/10/2024[b,e,f]	318,150
	DJO Finance, LLC, Term Loan
238,875	4.885%, (LIBOR 1M + 3.250%), 6/7/2020[b]	235,889
	MoneyGram International, Inc., Term Loan
314,938	4.943%, (LIBOR 3M + 3.250%), 3/28/2020[b]	314,676
	TransUnion, LLC, Term Loan
224,437	3.574%, (LIBOR 1M + 2.000%), 4/9/2023[b]	225,746

	Total	1,730,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Technology (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
$334,942	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$338,542
	Rackspace Hosting, Inc., Term Loan
268,650	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	270,952
	TNS, Inc., Term Loan
210,263	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	210,877
	Western Digital Corporation, Term Loan
423,937	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	426,799

	Total	1,247,170

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
442,775	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	447,482
	OSG Bulk Ships, Inc., Term Loan
69,839	5.650%, (LIBOR 3M + 4.250%), 8/5/2019[b]	67,569
	XPO Logistics, Inc., Term Loan
370,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	372,705

	Total	887,756

Utilities (0.1%)
	EnergySolutions, LLC, Term Loan
105,000	6.450%, (LIBOR 3M + 4.750%), 5/29/2020[b,c]	107,100
	HD Supply Waterworks, Term Loan
179,550	4.455%, (LIBOR 1M + 3.000%), 7/21/2024[b]	180,561
	Intergen NV, Term Loan
161,540	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	161,540
	Talen Energy Supply, LLC, Term Loan
143,813	5.573%, (LIBOR 1M + 4.000%), 7/6/2023[b]	144,820

	Total	594,021

	Total Bank Loans (cost $20,673,460)	20,654,662

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Asset-Backed Securities (1.8%)
	Access Group, Inc.
	2.061%, (LIBOR 1M + 0.500%), 2/25/2036, Ser.
172,787	2013-1, Class Ab,i	172,200
	ALM Loan Funding CLO
	2.871%, (LIBOR 3M + 1.140%), 10/17/2026, Ser.
425,000	2014-11A, Class A1R*,b	425,963
	AMSR Trust
	2.956%, (LIBOR 1M + 1.400%), 11/17/2033, Ser.
450,000	2016-SFR1, Class Ab,i	452,424
	Apidos CLO XVIII
	2.865%, (LIBOR 3M + 1.120%), 7/22/2026, Ser.
400,000	2014-18A, Class A1R*,b	400,588

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Asset-Backed Securities (1.8%) - continued
	Babson CLO, Ltd.
	2.881%, (LIBOR 3M + 1.150%), 10/17/2026, Ser.
$170,000	2014-IIA, Class AR*,b	$170,249
	Betony CLO, Ltd.
	3.072%, (LIBOR 3M + 1.350%), 4/15/2027, Ser.
150,000	2015-1A, Class AR*,b	150,931
	Birchwood Park CLO, Ltd.
	2.900%, (LIBOR 3M + 1.180%), 7/15/2026, Ser.
170,000	2014-1A, Class AR*,b	170,502
	BlueMountain CLO, Ltd.
	2.862%, (LIBOR 3M + 1.140%), 10/15/2026, Ser.
300,000	2014-3A, Class A1R*,b	300,738
	Carlyle Global Market Strategies CLO, Ltd.
	2.922%, (LIBOR 3M + 1.200%), 10/15/2026, Ser.
175,000	2014-4A, Class A1R*,b	175,480
	Cent CLO 16, LP
	2.627%, (LIBOR 3M + 1.250%), 8/1/2024, Ser.
100,889	2012- 16A, Class A1AR*,b	101,073
	Cent CLO 22, Ltd.
	2.802%, (LIBOR 3M + 1.410%), 11/7/2026, Ser.
175,000	2014-22A, Class A1R*,b	175,273
	Chesapeake Funding II, LLC
	1.880%, 6/15/2028, Ser.
247,445	2016-2A, Class A1[i]	246,794
	Commonbond Student Loan Trust
	2.730%, 10/25/2040, Ser.
305,256	2016-B, Class A1[i]	301,234
	DRB Prime Student Loan Trust
	3.200%, 1/25/2040, Ser.
486,423	2015-D, Class A2*	486,010
	Dryden 34 Senior Loan Fund CLO
	2.882%, (LIBOR 3M + 1.160%), 10/15/2026, Ser.
170,000	2014-34A, Class AR*,b	170,610
	Earnest Student Loan Program, LLC
	3.020%, 5/25/2034, Ser.
450,424	2016-B, Class A2[i]	449,303
	Edlinc Student Loan Funding Trust
	4.540%, (CMT 3M + 3.150%), 10/1/2025, Ser.
106,605	2012-A, Class AT*,b	108,321
	Galaxy XX CLO, Ltd.
	3.195%, (LIBOR 3M + 1.450%), 7/20/2027, Ser.
550,000	2015-20A, Class A*,b	551,000
	GoldenTree Loan Opportunities IX, Ltd.
	3.130%, (LIBOR 3M + 1.370%), 10/29/2026, Ser.
250,000	2014-9A, Class AR*,b	250,705
	Golub Capital Partners, Ltd.
	2.626%, (LIBOR 3M + 1.200%), 1/20/2031, Ser.
468,000	2015-22A, Class AR*,b	471,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Asset-Backed Securities (1.8%) - continued
	Limerock CLO III, LLC
	2.945%, (LIBOR 3M + 1.200%), 10/20/2026, Ser.
$500,000	2014-3A, Class A1R*,b	$500,412
	Madison Park Funding XIV, Ltd.
	2.865%, (LIBOR 3M + 1.120%), 7/20/2026, Ser.
450,000	2014-14A, Class A1R*,b	451,685
	Magnetite XII, Ltd.
	3.052%, (LIBOR 3M + 1.330%), 4/15/2027, Ser.
525,000	2015-12A, Class AR*,b	528,195
	Marlette Funding Trust
446,205	2.390%, 7/15/2024, Ser. 2017-2A, Class Ai	446,503
	Morgan Stanley Bank of America Merrill Lynch Trust
	3.176%, 8/15/2045, Ser.
675,000	2012-C5, Class A4	680,272
	3.246%, 12/15/2047, Ser.
675,000	2014-C19, Class A3	677,072
	Morgan Stanley Capital, Inc.
	1.711%, (LIBOR 1M + 0.150%), 2/25/2037, Ser.
595,468	2007-NC2, Class A2FPb	387,898
	Mountain View CLO, Ltd.
	3.182%, (LIBOR 3M + 1.460%), 7/15/2027, Ser.
525,000	2015-9A, Class A1A*,b	525,762
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
2,867	2016-LC1, Class A*	2,869
	Neuberger Berman CLO XIV, Ltd.
	3.010%, (LIBOR 3M + 1.250%), 1/28/2030, Ser.
250,000	2013-14A, Class AR*,b	251,621
	Neuberger Berman CLO, Ltd.
	2.925%, (LIBOR 3M + 1.180%), 4/22/2029, Ser.
110,000	2014-17A, Class AR*,b	110,624
	Octagon Investment Partners XX, Ltd.
	2.543%, (LIBOR 3M + 1.130%), 8/12/2026, Ser.
425,000	2014-1A, Class AR*,b	425,678
	OZLM VIII, Ltd.
	2.861%, (LIBOR 3M + 1.130%), 10/17/2026, Ser.
170,000	2014-8A, Class A1AR*,b	170,385
	Race Point IX CLO, Ltd.
	2.932%, (LIBOR 3M + 1.210%), 10/15/2030, Ser.
375,000	2015-9A, Class A1AR*,b	377,769
	Renaissance Home Equity Loan Trust
	6.011%, 5/25/2036, Ser.
1,578,307	2006-1, Class AF4[j]	1,191,165
	Shackleton, Ltd.
	3.092%, (LIBOR 3M + 1.370%), 4/15/2027, Ser.
525,000	2015-7A, Class AR*,b	526,340
	SLM Student Loan Trust
	1.961%, (LIBOR 1M + 0.400%), 3/25/2025, Ser.
216,617	2010-1, Class Ab	215,203

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Asset-Backed Securities (1.8%) - continued
	2.081%, (LIBOR 1M + 0.520%), 3/25/2026, Ser.
$158,585	2011-1, Class A1[b]	$159,149
	2.610%, (LIBOR 1M + 1.050%), 5/17/2027, Ser.
197,140	2013-A, Class A2Bb,i	197,773
	SoFi Consumer Loan Program, LLC
	3.260%, 8/25/2025, Ser.
550,835	2016-1, Class Ai	553,599
	3.050%, 12/26/2025, Ser.
377,781	2016-3, Class Ai	378,854
	2.140%, 9/25/2026, Ser.
383,348	2017-5, Class A1[i]	381,994
	SoFi Professional Loan Program, LLC
	2.420%, 3/25/2030, Ser.
140,670	2015-A, Class A2[i]	139,965
	2.490%, 1/25/2036, Ser.
500,000	2016-E, Class A2Bi	490,444
	Stanwich Mortgage Loan Company, LLC
	3.598%, 3/16/2022, Ser.
195,214	2017-NPA1, Class A1*,j	195,350
	Symphony CLO VIII, Ltd.
	2.804%, (LIBOR 3M + 1.100%), 1/9/2023, Ser.
40,887	2012- 8A, Class AR*,b	40,938
	Symphony CLO XV, Ltd.
	2.911%, (LIBOR 3M + 1.180%), 10/17/2026, Ser.
500,000	2014-15A, Class AR*,b	501,310
	Verizon Owner Trust
	2.060%, 9/20/2021, Ser.
125,000	2017-1A, Class Ai	124,197
	Voya CLO 2014-3, Ltd.
	2.465%, (LIBOR 3M + 0.720%), 7/25/2026, Ser.
170,000	2017-2, Class A*,b	170,125

	Total	16,534,073

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
255,000	6.750%, 9/30/2024[i]	277,313
	Anglo American Capital plc
300,000	4.875%, 5/14/2025[i]	316,503
	ArcelorMittal SA
310,000	6.000%, 3/1/2021	331,700
	Braskem Netherlands Finance BV
270,000	4.500%, 1/10/2028[i]	272,970
	BWAY Holding Company
265,000	5.500%, 4/15/2024[i]	274,606
	CF Industries, Inc.
450,000	3.450%, 6/1/2023	439,740
	Chemours Company
250,000	5.375%, 5/15/2027	258,750
	First Quantum Minerals, Ltd.
180,000	7.500%, 4/1/2025[i]	192,834
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[i]	109,857
	Glencore Finance Canada, Ltd.
80,000	6.000%, 11/15/2041[i]	93,296
	Glencore Funding, LLC
80,000	2.782%, (LIBOR 3M + 1.060%), 4/16/2018[b,i]	80,088
80,000	4.125%, 5/30/2023[i]	82,255
110,000	4.000%, 3/27/2027[i]	108,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Basic Materials (0.6%) - continued
	International Paper Company
$222,000	4.350%, 8/15/2048	$227,228
	Kinross Gold Corporation
160,000	5.950%, 3/15/2024	175,821
245,000	4.500%, 7/15/2027[i]	247,450
	Novelis Corporation
105,000	5.875%, 9/30/2026[i]	108,150
	Olin Corporation
315,000	5.125%, 9/15/2027	327,600
	Platform Specialty Products Corporation
190,000	5.875%, 12/1/2025[i]	193,088
	Sherwin-Williams Company
180,000	3.125%, 6/1/2024	176,739
	Teck Resources, Ltd.
355,000	6.125%, 10/1/2035	399,819
	Vale Overseas, Ltd.
192,000	5.875%, 6/10/2021	208,704
120,000	6.250%, 8/10/2026	139,175
125,000	6.875%, 11/10/2039	157,931
	Westlake Chemical Corporation
160,000	3.600%, 8/15/2026	159,257

	Total	5,359,831

Capital Goods (0.9%)
	AECOM
380,000	5.875%, 10/15/2024	405,175
	Ashtead Capital, Inc.
230,000	4.125%, 8/15/2025[i]	227,700
	Bombardier, Inc.
325,000	7.500%, 3/15/2025[i]	337,594
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[i]	201,875
	Cemex SAB de CV
275,000	6.125%, 5/5/2025[i]	293,219
	Cintas Corporation No. 2
125,000	3.700%, 4/1/2027	127,230
	CNH Industrial Capital, LLC
345,000	4.375%, 11/6/2020	355,764
180,000	4.875%, 4/1/2021	188,775
	CNH Industrial NV
225,000	3.850%, 11/15/2027	223,304
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	316,975
	Crown Cork & Seal Company, Inc.
240,000	7.375%, 12/15/2026	276,600
	General Dynamics Corporation
225,000	2.375%, 11/15/2024	217,232
	Huntington Ingalls Industries, Inc.
270,000	3.483%, 12/1/2027[i]	266,425
	L3 Technologies, Inc.
409,000	3.950%, 5/28/2024	417,798
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,903
160,000	3.600%, 3/1/2035	159,159
184,000	4.500%, 5/15/2036	202,224
40,000	6.150%, 9/1/2036	51,697
	Northrop Grumman Corporation
300,000	3.850%, 4/15/2045	295,209
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[i]	411,294

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Capital Goods (0.9%) - continued
	Pentair Finance SA
$275,000	2.900%, 9/15/2018	$275,989
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	119,412
	Reynolds Group Issuer, Inc.
305,000	5.125%, 7/15/2023[i]	314,150
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	240,697
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	119,055
	Siemens Financieringsmaatschappij NV
350,000	4.200%, 3/16/2047[i]	376,291
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[i]	306,800
	Textron, Inc.
125,000	7.250%, 10/1/2019	134,202
275,000	3.375%, 3/1/2028	267,846
	United Rentals North America, Inc.
260,000	5.500%, 7/15/2025	274,300
	United Technologies Corporation
220,000	4.050%, 5/4/2047	225,081
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	54,500

	Total	7,753,475

Collateralized Mortgage Obligations (1.5%)
	Alternative Loan Trust
	6.000%, 6/25/2036, Ser.
228,457	2006-24CB, Class A9	196,818
	Angel Oak Mortgage Trust I, LLC
	3.500%, 7/25/2046, Ser.
120,187	2016-1, Class A1*	120,797
	Bayview Opportunity Master Fund Trust
	4.000%, 6/28/2054, Ser.
341,546	2017-SPL2, Class Ab,i	348,644
	4.000%, 10/28/2064, Ser.
532,986	2017-SPL1, Class Ab,i	543,591
	3.500%, 5/28/2069, Ser.
475,418	2011-2, Class A2[b,i]	479,681
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
154,107	2005-9, Class 21A2	153,504
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
492,177	2007-A4, Class 1A5	464,068
	COLT Mortgage Loan Trust
	2.800%, 12/26/2046, Ser.
198,035	2016-3, Class A1*,b	196,774
	2.415%, 10/25/2047, Ser.
567,471	2017-2, Class A1Ab,i	568,341
	Countrywide Alternative Loan Trust
	3.389%, 10/25/2035, Ser.
286,498	2005-43, Class 4A1[b]	252,414
	6.500%, 8/25/2036, Ser.
198,597	2006-23CB, Class 2A3	132,821
	6.000%, 1/25/2037, Ser.
94,642	2006-39CB, Class 1A16	92,510
	5.500%, 5/25/2037, Ser.
617,599	2007-8CB, Class A1	519,750
	7.000%, 10/25/2037, Ser.
612,329	2007-24, Class A10	400,564

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	Countrywide Home Loans, Inc.
	5.750%, 4/25/2037, Ser.
$167,738	2007-3, Class A27	$145,033
	Deutsche Alt-A Securities Mortgage Loan Trust
	6.000%, 10/25/2021, Ser.
133,611	2006-AR5, Class 23A	122,393
	Federal Home Loan Mortgage Corporation 3.000%, 4/15/2028, Ser.
889,018	4193, Class AIk 3.000%, 2/15/2033, Ser.	77,076
784,525	4170, Class IGk	89,959
	Federal National Mortgage Association
1,529,926	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	199,816
	Greenpoint Mortgage Funding Trust
	1.761%, (LIBOR 1M + 0.200%), 10/25/2045, Ser.
643,185	2005-AR4, Class G41Bb	557,298
	Impac Secured Assets Trust
	1.801%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
714,564	2014-GC18, Class A3[b]	589,054
	J.P. Morgan Mortgage Trust
	4.428%, 10/25/2036, Ser.
42,438	2006-A6, Class 1A2[b]	39,114
	1.941%, (LIBOR 1M + 0.380%), 1/25/2037, Ser.
473,647	2006-S4, Class A8[b]	282,636
	6.250%, 8/25/2037, Ser.
599,183	2007-S3, Class 1A10	398,871
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
131,376	2004-6, Class 6A1	132,624
	2.011%, (LIBOR 1M + 0.450%), 12/25/2035, Ser.
347,650	2005-6, Class 2A1[b]	168,815
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
136,017	2007-F1, Class 2A1	113,635
	MortgageIT Trust
	1.761%, (LIBOR 1M + 0.200%), 4/25/2036, Ser.
497,468	2006-1, Class 1A2[b]	441,665
	Preston Ridge Partners Mortgage Trust, LLC
	3.470%, 9/25/2022, Ser.
814,133	2017-2A, Class A1*,j	808,950
	Pretium Mortgage Credit Partners, LLC
	3.250%, 8/27/2032, Ser.
406,446	2017-NPL4, Class A1[i,j]	404,718
	Residential Accredit Loans, Inc. Trust
	5.750%, 9/25/2035, Ser.
98,308	2005-QS13, Class 2A3	95,704
	2.111%, (LIBOR 1M + 0.550%), 1/25/2037, Ser.
751,271	2007-3, Class A1Bb	586,933

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	Residential Asset Securitization Trust
	1.941%, (LIBOR 1M + 0.380%), 8/25/2037, Ser.
$671,328	2007-A8, Class 2A3[b]	$167,495
	Sequoia Mortgage Trust
	3.520%, 9/20/2046, Ser.
745,831	2007-1, Class 4A1[b]	618,391
	Sunset Mortgage Loan Company, LLC
	3.500%, 6/15/2047, Ser.
547,878	2017-NPL1, Class A*,j	544,664
	3.844%, 7/16/2047, Ser.
223,344	2016-NPL1, Class A*,j	223,417
	Towd Point Mortgage Trust
	2.750%, 10/25/2056, Ser.
404,517	2017-1, Class A1[b,i]	401,859
	2.161%, (LIBOR 1M + 0.600%), 2/25/2057, Ser.
370,535	2017-5, Class A1[b,i]	371,876
	Verus Securitization Trust
	2.853%, 1/25/2047, Ser.
340,914	2017-1A, Class A1*,j 2.485%, 7/25/2047, Ser.	339,489
546,104	2017-2A, Class A1*	543,501
	WaMu Mortgage Pass Through Certificates
	3.225%, 9/25/2036, Ser.
111,857	2006-AR10, Class 1A2[b]	108,310
	3.300%, 10/25/2036, Ser.
105,393	2006-AR12, Class 1A1[b]	102,287
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
313,380	2006-1, Class 2CB1	257,621

	Total	13,403,481

Commercial Mortgage-Backed Securities (1.2%)
	Commercial Mortgage Trust
	3.039%, 11/12/2046, Ser.
150,000	2013-CR13, Class A2	150,808
	CSAIL Commercial Mortgage Trust
	3.504%, 6/15/2057, Ser.
750,000	2015-C2, Class A4	761,812
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
	2.776%, 3/25/2023, Ser.
424,064	K724, Class A1	424,948
	3.002%, 1/25/2024, Ser.
1,450,000	K725, Class A2	1,462,180
	3.430%, 1/25/2027, Ser.
650,000	K063, Class A2[b]	667,461
	Federal National Mortgage Association - ACES
	2.417%, 9/25/2026, Ser.
480,827	2017-M1, Class A1[b]	469,135
	2.486%, 12/25/2026, Ser.
475,000	2017-M3, Class A2[b]	452,918
	2.784%, 2/25/2027, Ser.
700,000	2017-M2, Class A2[b]	683,730
	2.961%, 2/25/2027, Ser.
900,000	2017-M7, Class A2[b]	886,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Commercial Mortgage-Backed Securities (1.2%) - continued
	Federal National Mortgage Association Grantor Trust
	2.898%, 6/25/2027, Ser.
$924,802	2017-T1, Class A	$897,126
	GS Mortgage Securities Trust
	3.801%, 1/10/2047, Ser.
500,000	2015-23A, Class AR	516,624
	3.666%, 9/10/2047, Ser.
800,000	2104-GC24, Class A4	824,179
	3.244%, 10/10/2048, Ser.
800,000	2015-GC34, Class A3	796,200
	JPMBB Commercial Mortgage Securities Trust
	3.231%, 1/15/2048, Ser.
550,000	2014-C26, Class A3	549,912
	SCG Trust
	3.210%, (LIBOR 1M + 1.650%), 11/15/2026, Ser.
150,000	2013-SRP1, Class Ab,i	150,191
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
972,625	2012-C1, Class A3	989,997
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
500,000	2015-NXS3, Class A4	509,703

	Total	11,193,462

Communications Services (1.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	198,933
	Altice Financing SA
307,000	6.625%, 2/15/2023[i]	310,960
	AMC Networks, Inc.
265,000	5.000%, 4/1/2024	268,975
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	170,763
	American Tower Corporation
230,000	3.300%, 2/15/2021	232,616
	AT&T, Inc.
112,000	5.875%, 10/1/2019 2.623%, (LIBOR 3M +	118,054
75,000	0.930%), 6/30/2020[b]	75,946
130,000	3.800%, 3/1/2024	131,282
296,000	3.900%, 8/14/2027	295,863
177,000	4.100%, 2/15/2028[i]	175,550
163,000	4.300%, 2/15/2030[i]	161,820
175,000	5.250%, 3/1/2037	185,174
500,000	4.900%, 8/14/2037	506,725
120,000	6.350%, 3/15/2040	141,046
160,000	5.550%, 8/15/2041	173,587
160,000	4.750%, 5/15/2046	156,298
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[i]	180,446
140,000	3.125%, 11/26/2022[i]	140,276
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[i]	418,000
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	345,505
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	93,862
108,000	3.579%, 7/23/2020	109,442

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Communications Services (1.6%) - continued
	Clear Channel Worldwide Holdings, Inc.
$240,000	6.500%, 11/15/2022	$247,073
	Comcast Corporation
150,000	2.750%, 3/1/2023	148,712
395,000	4.400%, 8/15/2035	423,659
100,000	4.650%, 7/15/2042	109,756
87,000	4.750%, 3/1/2044	97,098
	Cox Communications, Inc.
225,000	3.350%, 9/15/2026[i]	217,458
80,000	4.600%, 8/15/2047[i]	80,046
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	220,929
418,000	5.250%, 1/15/2023	452,118
160,000	3.200%, 9/1/2024	156,151
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[i]	40,500
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*	564,300
	Discovery Communications, LLC
220,000	4.900%, 3/11/2026	232,242
360,000	5.000%, 9/20/2037	367,677
	Gray Television, Inc.
270,000	5.875%, 7/15/2026[i]	278,100
	Intelsat Jackson Holdings SA
385,000	8.000%, 2/15/2024[i]	404,250
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024	378,100
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	135,266
	Moody’s Corporation
110,000	2.750%, 12/15/2021	109,198
	Neptune Finco Corporation
281,000	10.875%, 10/15/2025[i]	334,657
	Nexstar Escrow Corporation
270,000	5.625%, 8/1/2024[i]	278,942
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	94,516
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	186,241
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[i]	129,295
	SFR Group SA
515,000	6.000%, 5/15/2022[i]	503,721
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	234,412
	Sprint Corporation
305,000	7.625%, 2/15/2025[l]	316,438
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	189,499
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	325,196
	Verizon Communications, Inc.
393,000	5.150%, 9/15/2023	431,423
298,000	3.376%, 2/15/2025	295,348
180,000	4.272%, 1/15/2036	178,706
320,000	4.862%, 8/21/2046	332,056
325,000	4.522%, 9/15/2048	324,022
	Viacom, Inc.
90,000	4.250%, 9/1/2023	93,096
180,000	6.875%, 4/30/2036	214,366
120,000	5.850%, 9/1/2043	133,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Communications Services (1.6%) - continued
	Virgin Media Secured Finance plc
$265,000	5.250%, 1/15/2026[i]	$269,638
	Windstream Services, LLC
225,000	8.625%, 10/31/2025[i]	210,375

	Total	14,329,025

Consumer Cyclical (1.2%)
	Amazon.com, Inc.
100,000	3.150%, 8/22/2027[i]	98,015
200,000	3.875%, 8/22/2037[i]	205,935
120,000	4.050%, 8/22/2047[i]	123,716
	American Honda Finance Corporation
185,000	2.000%, 2/14/2020	183,237
	Aptiv plc
230,000	3.150%, 11/19/2020	232,102
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	76,442
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	511,312
	CVS Health Corporation
50,000	2.250%, 8/12/2019	49,789
520,000	4.875%, 7/20/2035	564,516
	D.R. Horton, Inc.
200,000	2.550%, 12/1/2020	198,772
	Daimler Finance North America, LLC
	2.387%, (LIBOR 3M +
160,000	0.620%), 10/30/2019[b,i]	161,050
	Delphi Jersey Holdings plc
295,000	5.000%, 10/1/2025[i]	294,263
	Ford Motor Credit Company, LLC
260,000	2.551%, 10/5/2018	260,894
200,000	2.943%, 1/8/2019	201,093
160,000	2.262%, 3/28/2019	159,375
80,000	2.459%, 3/27/2020	79,343
60,000	3.200%, 1/15/2021	60,158
200,000	2.956%, (LIBOR 3M + 1.270%), 3/28/2022[b]	203,343
	General Motors Financial Company, Inc.
	2.650%, (LIBOR 3M +
80,000	0.930%), 4/13/2020[b]	80,785
138,000	3.700%, 11/24/2020	140,783
92,000	4.200%, 3/1/2021	94,794
210,000	3.150%, 6/30/2022	207,354
80,000	3.950%, 4/13/2024	80,669
250,000	4.300%, 7/13/2025	255,462
	Home Depot, Inc.
225,000	3.000%, 4/1/2026	220,963
205,000	5.400%, 9/15/2040	258,887
120,000	4.250%, 4/1/2046	130,851
220,000	3.900%, 6/15/2047	226,355
	Hyundai Capital America
78,000	2.400%, 10/30/2018[i]	77,863
200,000	2.550%, 4/3/2020[i]	197,488
138,000	3.000%, 10/30/2020[i]	137,397
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[i]	322,680
	KB Home
160,000	4.750%, 5/15/2019	162,000
	L Brands, Inc.
315,000	5.625%, 2/15/2022	331,884
	Landry’s, Inc.
260,000	6.750%, 10/15/2024[i]	268,775

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Consumer Cyclical (1.2%) - continued
	Lear Corporation
$165,000	5.250%, 1/15/2025	$175,073
	Lennar Corporation
315,000	4.875%, 12/15/2023	325,300
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[i]	219,300
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	135,569
160,000	2.625%, 1/15/2022	158,803
	MGM Resorts International
380,000	6.000%, 3/15/2023	410,400
	Navistar International Corporation
300,000	6.625%, 11/1/2025[i]	313,590
	Netflix, Inc.
320,000	4.875%, 4/15/2028[i]	317,600
	New Red Finance, Inc.
275,000	4.250%, 5/15/2024[i,l]	270,187
	Nissan Motor Acceptance Corporation
135,000	2.150%, 9/28/2020[i]	133,123
	Prime Security Services Borrower, LLC
360,000	9.250%, 5/15/2023[i]	398,250
	Six Flags Entertainment Corporation
270,000	4.875%, 7/31/2024[i]	273,712
	Toll Brothers Finance Corporation
67,000	4.000%, 12/31/2018	67,777
	Viacom, Inc.
135,000	3.875%, 12/15/2021	138,328
	VOC Escrow, Ltd.
300,000	5.000%, 2/15/2028[f,i]	299,250

	Total	10,494,607

Consumer Non-Cyclical (1.6%)
	Abbott Laboratories
200,000	2.900%, 11/30/2021	199,361
100,000	3.400%, 11/30/2023	100,748
65,000	3.750%, 11/30/2026	65,581
340,000	4.750%, 11/30/2036	378,673
175,000	4.900%, 11/30/2046	199,609
	AbbVie, Inc.
310,000	2.500%, 5/14/2020	308,908
230,000	3.600%, 5/14/2025	231,999
94,000	4.700%, 5/14/2045	102,949
230,000	4.450%, 5/14/2046	244,672
	Actavis Funding SCS
135,000	4.550%, 3/15/2035	141,080
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	79,577
100,000	2.625%, 9/16/2026	94,529
	Amgen, Inc.
264,000	2.200%, 5/11/2020	261,832
92,000	2.700%, 5/1/2022	91,002
75,000	3.125%, 5/1/2025	74,087
540,000	3.200%, 11/2/2027	526,669
	Anheuser-Busch InBev Finance, Inc.
100,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	103,373
337,000	3.650%, 2/1/2026	340,873
320,000	4.700%, 2/1/2036	353,290
	Anheuser-Busch InBev Worldwide, Inc.
108,000	3.750%, 1/15/2022	111,403
	BAT Capital Corporation
80,000	2.297%, 8/14/2020[i]	79,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Consumer Non-Cyclical (1.6%) - continued
$120,000	3.222%, 8/15/2024[i]	$118,164
125,000	3.557%, 8/15/2027[i]	122,284
160,000	4.540%, 8/15/2047[i]	164,906
	BAT International Finance plc
100,000	2.099%, (LIBOR 3M + 0.510%), 6/15/2018b,i	100,118
	Bayer U.S. Finance, LLC
120,000	3.375%, 10/8/2024[i]	119,644
	Becton, Dickinson and Company
187,000	3.734%, 12/15/2024	187,367
132,000	4.669%, 6/6/2047	140,122
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	95,599
75,000	3.850%, 5/15/2025	76,093
120,000	7.375%, 1/15/2040	161,607
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	174,562
91,000	3.500%, 11/24/2020	92,555
	Cardinal Health, Inc.
88,000	3.079%, 6/15/2024	85,148
	Celgene Corporation
350,000	2.875%, 8/15/2020	351,418
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	64,890
	Clorox Company
270,000	3.100%, 10/1/2027	263,515
	Constellation Brands, Inc.
190,000	3.600%, 2/15/2028[f]	189,256
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[i]	230,596
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[i]	175,275
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[i]	119,100
	Express Scripts Holding Company
80,000	3.000%, 7/15/2023	78,362
	Forest Laboratories, LLC
46,000	4.875%, 2/15/2021[i]	48,234
	Gilead Sciences, Inc.
80,000	2.950%, 3/1/2027	77,560
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[i]	197,904
	H. J. Heinz Company
200,000	3.500%, 7/15/2022	202,042
	HCA, Inc.
185,000	5.250%, 6/15/2026	193,473
155,000	4.500%, 2/15/2027	154,419
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[i]	250,753
	JBS USA, LLC
310,000	5.750%, 6/15/2025[i]	305,350
	Johnson & Johnson
225,000	2.900%, 1/15/2028	220,111
	Kimberly-Clark Corporation
220,000	3.900%, 5/4/2047	226,725
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	195,353
	Kroger Company
105,000	2.800%, 8/1/2022	103,505
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	74,887
	McKesson Corporation
125,000	4.883%, 3/15/2044	134,352

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Consumer Non-Cyclical (1.6%) - continued
	Mead Johnson Nutrition Company
$92,000	3.000%, 11/15/2020	$92,716
	Medtronic, Inc.
700,000	4.375%, 3/15/2035	768,363
90,000	4.625%, 3/15/2045	101,868
	Merck & Company, Inc.
80,000	1.785%, (LIBOR 3M + 0.375%), 2/10/2020[b]	80,516
50,000	3.700%, 2/10/2045	50,541
	Molson Coors Brewing Company
140,000	2.250%, 3/15/2020	138,623
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[i]	173,860
	Mondelez International, Inc. 1.897%, (LIBOR 3M +
87,000	0.520%), 2/1/2019[b]	87,260
	Mylan NV
180,000	3.000%, 12/15/2018	180,816
55,000	3.150%, 6/15/2021	54,974
88,000	5.250%, 6/15/2046	94,750
	Newell Rubbermaid, Inc.
138,000	5.500%, 4/1/2046	158,421
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	175,318
	Reynolds American, Inc.
299,000	5.700%, 8/15/2035	352,926
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[i]	145,050
	Shire Acquisitions Investments Ireland Designated Activity Company
252,000	2.400%, 9/23/2021	246,071
	Simmons Foods, Inc.
295,000	5.750%, 11/1/2024[i]	289,100
	Smithfield Foods, Inc.
200,000	2.700%, 1/31/2020[i]	198,454
	Tenet Healthcare Corporation
300,000	8.125%, 4/1/2022	309,564
	Teva Pharmaceutical Finance Netherlands III BV
200,000	3.150%, 10/1/2026[l]	166,727
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	68,486
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	213,150
	Tyson Foods, Inc.
88,000	3.550%, 6/2/2027	87,661
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[i]	532,644
	Zoetis, Inc.
275,000	4.700%, 2/1/2043	302,533

	Total	14,654,895

Energy (1.7%)
	Alliance Resource Operating Partners, LP
265,000	7.500%, 5/1/2025[i]	286,862
	Anadarko Petroleum Corporation
265,000	4.850%, 3/15/2021	278,279
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	311,561
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	105,152
275,000	3.535%, 11/4/2024	281,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Energy (1.7%) - continued
$50,000	3.119%, 5/4/2026	$49,386
312,000	3.279%, 9/19/2027	308,704
	Buckeye Partners, LP
128,000	2.650%, 11/15/2018	128,264
	Canadian Natural Resources, Ltd.
150,000	3.450%, 11/15/2021	152,319
80,000	6.250%, 3/15/2038	100,754
	Canadian Oil Sands, Ltd.
115,000	9.400%, 9/1/2021[i]	135,740
	Cenovus Energy, Inc.
175,000	3.800%, 9/15/2023	176,300
148,000	5.200%, 9/15/2043	149,933
	Cheniere Energy Partners, LP
295,000	5.250%, 10/1/2025[i]	300,531
	Columbia Pipeline Group, Inc.
210,000	2.450%, 6/1/2018	210,213
	ConocoPhillips
220,000	6.500%, 2/1/2039	303,689
	Continental Resources, Inc.
220,000	5.000%, 9/15/2022	222,750
	El Paso Pipeline Partners Operating Company, LLC
130,000	4.300%, 5/1/2024	134,326
	Enbridge Energy Partners, LP
220,000	5.875%, 10/15/2025	248,009
	Enbridge, Inc.
165,000	2.900%, 7/15/2022	162,349
	Encana Corporation
45,000	3.900%, 11/15/2021	46,077
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	326,669
	Energy Transfer, LP
160,000	4.650%, 6/1/2021	167,029
155,000	4.900%, 3/15/2035	153,280
50,000	5.150%, 2/1/2043	48,787
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	45,081
50,000	4.850%, 7/15/2026	51,919
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	150,608
	EQT Corporation
118,000	8.125%, 6/1/2019	126,075
110,000	3.000%, 10/1/2022	107,646
90,000	3.900%, 10/1/2027	88,145
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	86,494
	Hess Corporation
135,000	6.000%, 1/15/2040	152,814
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	136,887
215,000	6.500%, 9/1/2039	256,736
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	143,314
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	119,400
300,000	6.600%, 10/1/2037	377,369
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	71,121
160,000	6.500%, 3/1/2041	204,917
	MPLX, LP
264,000	4.875%, 6/1/2025	280,622
125,000	4.125%, 3/1/2027	126,977
	Nabors Industries, Inc.
250,000	5.750%, 2/1/2025[i]	246,117

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Energy (1.7%) - continued
	Newfield Exploration Company
$250,000	5.625%, 7/1/2024	$267,500
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	147,900
	ONEOK, Inc.
385,000	7.500%, 9/1/2023	455,398
130,000	4.000%, 7/13/2027	130,894
	Parsley Energy, LLC
125,000	5.625%, 10/15/2027[i]	128,437
	PBF Holding Company, LLC
225,000	7.250%, 6/15/2025	237,004
	Petrobras Global Finance BV
58,000	8.375%, 5/23/2021	66,098
220,000	6.250%, 3/17/2024	234,850
	Petroleos Mexicanos
260,000	6.000%, 3/5/2020	275,119
71,250	2.378%, 4/15/2025	70,124
100,000	6.750%, 9/21/2047	104,750
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	95,639
	Plains All American Pipeline, LP
205,000	5.000%, 2/1/2021	213,560
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	172,799
310,000	5.000%, 10/1/2022	327,223
	Sabine Pass Liquefaction, LLC
125,000	6.250%, 3/15/2022	137,883
150,000	5.625%, 4/15/2023	163,439
175,000	5.750%, 5/15/2024	191,841
310,000	5.625%, 3/1/2025	338,884
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[i]	70,425
	Shell International Finance BV
75,000	1.863%, (LIBOR 3M + 0.450%), 5/11/2020[b]	75,642
	Southwestern Energy Company
295,000	7.500%, 4/1/2026	308,644
	SRC Energy, Inc.
300,000	6.250%, 12/1/2025[i]	309,000
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	157,203
	Sunoco Logistics Partners Operations, LP
85,000	4.400%, 4/1/2021	87,570
	Sunoco, LP
105,000	5.500%, 2/15/2026[i]	107,200
160,000	5.875%, 3/15/2028[i]	163,400
	Tallgrass Energy Partners, LP
445,000	5.500%, 1/15/2028[i]	443,887
	Tesoro Corporation
264,000	4.750%, 12/15/2023	281,628
	Weatherford International, Ltd.
255,000	8.250%, 6/15/2023	269,662
	Western Gas Partners, LP
176,000	4.000%, 7/1/2022	178,182
	Williams Companies, Inc.
225,000	7.500%, 1/15/2031	281,250
	Williams Partners, LP
100,000	4.000%, 11/15/2021	102,838
100,000	4.500%, 11/15/2023	104,600
155,000	3.750%, 6/15/2027	154,452
175,000	6.300%, 4/15/2040	216,189
	Woodside Finance, Ltd.
225,000	3.650%, 3/5/2025[i]	223,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Energy (1.7%) - continued
$90,000	3.700%, 3/15/2028[i]	$87,911

	Total	14,943,947

Financials (4.4%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[i]	209,311
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	151,397
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	91,198
80,000	4.625%, 10/30/2020	83,455
215,000	5.000%, 10/1/2021	227,297
14,000	4.625%, 7/1/2022	14,650
180,000	3.500%, 1/15/2025	175,529
	Air Lease Corporation
40,000	2.625%, 9/4/2018	40,085
220,000	3.375%, 1/15/2019	221,973
185,000	2.500%, 3/1/2021	182,845
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	211,837
200,000	4.125%, 3/30/2020	202,300
	American Express Credit Corporation 2.150%, (LIBOR 3M +
125,000	0.550%), 3/18/2019[b]	125,546
264,000	1.875%, 5/3/2019	262,394
	American International Group, Inc.
65,000	3.300%, 3/1/2021	65,746
138,000	4.125%, 2/15/2024	143,329
255,000	3.750%, 7/10/2025	257,803
250,000	3.900%, 4/1/2026	254,054
	Anthem, Inc.
220,000	4.625%, 5/15/2042	236,146
	Aon plc
69,000	3.875%, 12/15/2025	70,586
	ASP AMC Merger Sub, Inc.
275,000	8.000%, 5/15/2025[i]	262,969
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	201,751
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,m]	204,396
	Bank of America Corporation
165,000	2.728%, (LIBOR 3M + 1.070%), 3/22/2018[b]	165,205
105,000	2.565%, (LIBOR 3M + 0.870%), 4/1/2019[b]	105,906
110,000	2.369%, 7/21/2021[b]	109,003
132,000	2.328%, 10/1/2021[b]	130,543
205,000	3.300%, 1/11/2023	206,914
175,000	2.881%, 4/24/2023[b]	173,458
184,000	4.000%, 4/1/2024	191,130
500,000	4.000%, 1/22/2025	511,550
225,000	3.093%, 10/1/2025[b]	221,068
138,000	3.500%, 4/19/2026	138,956
240,000	4.183%, 11/25/2027	246,208
180,000	3.824%, 1/20/2028[b]	183,466
212,000	5.875%, 2/7/2042	275,056
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	228,277
	Bank of Nova Scotia
185,000	2.700%, 3/7/2022	182,751
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[i]	64,649
	Barclays Bank plc
46,000	10.179%, 6/12/2021[i]	55,508

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Financials (4.4%) - continued
	Barclays plc
$150,000	2.750%, 11/8/2019	$149,972
310,000	3.250%, 1/12/2021	311,006
250,000	3.684%, 1/10/2023	251,939
236,000	3.650%, 3/16/2025	232,675
	BB&T Corporation
65,000	2.437%, (LIBOR 3M + 0.715%), 1/15/2020[b]	65,618
	Berkshire Hathaway, Inc.
115,000	2.750%, 3/15/2023	114,373
	BPCE SA
315,000	3.500%, 10/23/2027[i]	304,993
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	114,937
154,000	2.500%, 5/12/2020	152,925
160,000	3.050%, 3/9/2022	159,132
	Capital One NA
250,000	2.350%, 1/31/2020	247,915
	CBOE Holdings, Inc.
100,000	1.950%, 6/28/2019	99,059
	Cigna Corporation
350,000	3.050%, 10/15/2027	333,594
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	391,875
	Citigroup, Inc.
90,000	2.474%, (LIBOR 3M + 0.770%), 4/8/2019[b]	90,497
185,000	2.700%, 3/30/2021	183,838
200,000	2.750%, 4/25/2022	197,300
139,000	4.050%, 7/30/2022	143,309
140,000	3.142%, 1/24/2023[b]	140,054
145,000	4.400%, 6/10/2025	150,841
160,000	3.200%, 10/21/2026	156,031
240,000	3.668%, 7/24/2028[b]	240,432
120,000	4.125%, 7/25/2028	121,897
225,000	3.520%, 10/27/2028[b]	221,983
	Citizens Bank NA
250,000	2.300%, 12/3/2018	250,138
250,000	2.200%, 5/26/2020	246,889
	Commerzbank AG
200,000	8.125%, 9/19/2023[i]	238,490
	Commonwealth Bank of Australia
120,000	2.250%, 3/10/2020[i]	119,126
	Compass Bank
150,000	2.750%, 9/29/2019	150,014
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
258,000	3.950%, 11/9/2022	264,813
528,000	4.625%, 12/1/2023	559,101
	Credit Agricole SA
105,000	2.522%, (LIBOR 3M + 0.800%), 4/15/2019[b,i]	105,753
	Credit Suisse AG
92,000	5.400%, 1/14/2020	96,526
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,i]	244,590
250,000	3.869%, 1/12/2029[b,i]	248,549
	Credit Suisse Group Funding, Ltd.
276,000	2.750%, 3/26/2020	275,954
100,000	3.125%, 12/10/2020	100,586
184,000	3.750%, 3/26/2025	183,796
	DDR Corporation
185,000	4.625%, 7/15/2022	193,615
	Deutsche Bank AG
240,000	2.700%, 7/13/2020	238,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Financials (4.4%) - continued
$275,000	3.375%, 5/12/2021	$276,213
100,000	4.250%, 10/14/2021	103,320
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	233,490
	Discover Bank
135,000	8.700%, 11/18/2019	146,790
	Duke Realty, LP
50,000	3.875%, 2/15/2021	51,319
96,000	4.375%, 6/15/2022	100,785
	ERP Operating, LP
54,000	3.375%, 6/1/2025	54,259
	European Investment Bank
160,000	1.875%, 3/15/2019	159,564
	Fifth Third Bancorp
112,000	2.875%, 7/27/2020	112,570
65,000	2.875%, 10/1/2021	64,911
135,000	2.600%, 6/15/2022	132,436
	Five Corners Funding Trust
220,000	4.419%, 11/15/2023[i]	233,807
	GE Capital International Funding Company
675,000	4.418%, 11/15/2035	696,743
	Goldman Sachs Group, Inc.
270,000	2.967%, (LIBOR 3M + 1.200%), 4/30/2018[b]	270,654
90,000	2.516%, (LIBOR 3M + 1.100%), 11/15/2018[b]	90,576
488,000	5.375%, 3/15/2020	514,390
95,000	2.905%, (LIBOR 3M + 1.160%), 4/23/2020[b]	96,581
300,000	5.375%, 5/10/2020[b,m]	309,750
524,000	5.250%, 7/27/2021	562,904
285,000	2.876%, 10/31/2022[b]	281,310
176,000	2.908%, 6/5/2023[b]	172,928
360,000	3.272%, 9/29/2025[b]	353,261
300,000	3.691%, 6/5/2028[b]	298,654
160,000	4.750%, 10/21/2045	179,638
	Hartford Financial Services Group, Inc.
334,000	5.125%, 4/15/2022	359,997
	HBOS plc
271,000	6.750%, 5/21/2018[i]	274,579
	HCP, Inc.
290,000	4.000%, 12/1/2022	300,679
100,000	3.400%, 2/1/2025	98,468
	HSBC Bank plc
220,000	2.056%, (LIBOR 3M + 0.640%), 5/15/2018[b,i]	220,334
	HSBC Holdings plc
315,000	3.400%, 3/8/2021	319,451
200,000	6.875%, 6/1/2021[b,m]	214,750
125,000	2.650%, 1/5/2022	123,117
350,000	3.900%, 5/25/2026	357,016
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,945
	Icahn Enterprises, LP
115,000	6.750%, 2/1/2024	119,600
150,000	6.375%, 12/15/2025[i]	152,625
	ING Groep NV
200,000	3.150%, 3/29/2022	199,738
	International Lease Finance Corporation
80,000	5.875%, 8/15/2022	87,880
	Intesa Sanpaolo SPA
315,000	3.125%, 7/14/2022[i]	310,504

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Financials (4.4%) - continued
	J.P. Morgan Chase & Company
$75,000	2.250%, 1/23/2020	$74,654
170,000	2.161%, (LIBOR 3M + 0.680%), 6/1/2021[b]	171,298
90,000	2.295%, 8/15/2021	88,406
230,000	4.500%, 1/24/2022	243,835
185,000	2.972%, 1/15/2023	184,048
134,000	3.200%, 1/25/2023	134,709
230,000	2.700%, 5/18/2023	225,546
105,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	108,304
200,000	3.625%, 5/13/2024	204,111
145,000	3.125%, 1/23/2025	143,587
425,000	3.900%, 7/15/2025	439,850
150,000	3.300%, 4/1/2026	148,220
260,000	3.882%, 7/24/2038[b]	262,907
	KeyCorp
220,000	2.900%, 9/15/2020	220,724
	Kimco Realty Corporation
320,000	3.300%, 2/1/2025	313,394
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[i]	85,145
	Liberty Property, LP
216,000	3.750%, 4/1/2025	218,356
	Lincoln National Corporation
80,000	8.750%, 7/1/2019	86,649
	Lloyds Bank plc
105,000	2.120%, (LIBOR 3M + 0.520%), 3/16/2018[b]	105,046
	Lloyds Banking Group plc
225,000	2.907%, 11/7/2023[b]	220,048
	MetLife, Inc.
210,000	4.050%, 3/1/2045	208,986
	Mitsubishi UFJ Financial Group, Inc.
200,000	3.287%, 7/25/2027	193,911
	Morgan Stanley
180,000	3.025%, (LIBOR 3M + 1.280%), 4/25/2018[b]	180,447
80,000	5.550%, 7/15/2020[b,m]	82,700
115,000	2.500%, 4/21/2021	113,558
200,000	2.625%, 11/17/2021	197,266
110,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	112,086
198,000	2.750%, 5/19/2022	195,130
135,000	4.875%, 11/1/2022	143,996
185,000	3.125%, 1/23/2023	184,347
70,000	4.000%, 7/23/2025	72,280
275,000	4.350%, 9/8/2026	285,699
240,000	3.591%, 7/22/2028[b]	237,560
225,000	3.772%, 1/24/2029[b]	226,203
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	346,450
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	110,769
	National City Corporation
279,000	6.875%, 5/15/2019	293,784
	New York Life Global Funding
128,000	2.300%, 6/10/2022[i]	124,571
	Park Aerospace Holdings, Ltd.
145,000	5.500%, 2/15/2024[i]	143,459
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	64,928
	Quicken Loans, Inc.
410,000	5.750%, 5/1/2025[i]	417,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Financials (4.4%) - continued
	Realty Income Corporation
$175,000	4.125%, 10/15/2026	$180,335
	Regions Bank
250,000	7.500%, 5/15/2018	253,881
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,066
	Reinsurance Group of America, Inc.
139,000	5.000%, 6/1/2021	146,658
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[i]	84,957
	Royal Bank of Scotland Group plc
220,000	8.625%, 8/15/2021[b,m]	245,575
200,000	3.875%, 9/12/2023	201,604
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	159,612
	Santander UK plc
112,000	3.050%, 8/23/2018	112,582
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,990
225,000	2.750%, 2/1/2023	222,071
160,000	4.250%, 11/30/2046	165,721
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[i]	129,937
	Societe Generale SA
132,000	4.750%, 11/24/2025[i]	137,214
	Standard Chartered plc
168,000	2.100%, 8/19/2019[i]	166,290
	State Street Corporation
104,000	2.336%, (LIBOR 3M + 0.900%), 8/18/2020[b]	105,820
	Sumitomo Mitsui Financial Group, Inc.
160,000	2.784%, 7/12/2022	157,229
135,000	3.102%, 1/17/2023	134,249
120,000	3.010%, 10/19/2026	114,401
	Sumitomo Mitsui Trust Bank, Ltd.
225,000	1.950%, 9/19/2019[i]	222,314
	SunTrust Banks, Inc.
175,000	2.250%, 1/31/2020	174,107
	Svenska Handelsbanken AB
150,000	2.090%, (LIBOR 3M + 0.490%), 6/17/2019[b]	150,728
	Synchrony Financial
220,000	3.000%, 8/15/2019	220,846
60,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	60,857
70,000	4.250%, 8/15/2024	71,662
	Toronto-Dominion Bank
70,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	71,314
	UBS Group Funding Jersey, Ltd.
200,000	3.000%, 4/15/2021[i]	199,690
138,000	4.125%, 9/24/2025[i]	142,584
	UBS Group Funding Switzerland AG
190,000	3.491%, 5/23/2023[i]	191,011
	UnitedHealth Group, Inc.
40,000	3.350%, 7/15/2022	40,758
225,000	2.950%, 10/15/2027	218,164
405,000	4.625%, 7/15/2035	459,559
	USB Realty Corporation
65,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,i,m]	58,581
	Vantiv, LLC
300,000	4.375%, 11/15/2025[i]	297,750

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Financials (4.4%) - continued
	Ventas Realty, LP
$190,000	3.100%, 1/15/2023	$187,962
	Voya Financial, Inc.
89,000	2.900%, 2/15/2018	89,029
310,000	3.125%, 7/15/2024	302,387
	Wells Fargo & Company
95,000	2.447%, (LIBOR 3M + 0.680%), 1/30/2020[b]	96,032
180,000	2.550%, 12/7/2020	179,227
190,000	2.625%, 7/22/2022	186,774
185,000	3.069%, 1/24/2023	185,109
160,000	3.450%, 2/13/2023	161,337
205,000	3.000%, 2/19/2025	201,026
175,000	3.000%, 4/22/2026	169,677
163,000	3.000%, 10/23/2026	157,680
307,000	4.900%, 11/17/2045	345,454
	Welltower, Inc.
282,000	4.000%, 6/1/2025	287,594

	Total	39,721,281

Foreign Government (<0.1%)
	Argentina Government International Bond
150,000	7.500%, 4/22/2026	165,375
45,000	6.875%, 1/26/2027	47,430
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	88,938
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[i]	147,851

	Total	449,594

Mortgage-Backed Securities (11.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,470,000	3.000%, 2/1/2032[f]	4,490,953
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,070,000	4.000%, 2/1/2048[f]	11,439,720
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,209,641	1.752%, (LIBOR 12M + 1.550%), 7/1/2043[b]	1,247,268
14,875,000	3.000%, 2/1/2048[f]	14,579,824
39,650,000	3.500%, 2/1/2048[f]	40,026,366
23,460,000	4.000%, 2/1/2048[f]	24,230,760
7,925,000	4.500%, 2/1/2048[f]	8,354,064
	U.S. Residential Opportunity Fund Trust
	3.352%, 11/27/2037, Ser.
147,546	2017-1A, Class Ai	146,734

	Total	104,515,689

Technology (1.1%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,189
	Apple, Inc.
75,000	1.713%, (LIBOR 3M + 0.300%), 5/6/2020[b]	75,446
110,000	3.000%, 2/9/2024	109,624
322,000	3.200%, 5/13/2025	321,224
170,000	3.200%, 5/11/2027	168,410
200,000	3.000%, 6/20/2027	194,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Technology (1.1%) - continued
$365,000	3.000%, 11/13/2027	$354,172
215,000	4.500%, 2/23/2036	240,596
138,000	4.650%, 2/23/2046	156,968
220,000	4.250%, 2/9/2047	236,567
315,000	3.750%, 9/12/2047	312,864
	Applied Materials, Inc.
88,000	3.300%, 4/1/2027	87,374
	Avnet, Inc.
120,000	3.750%, 12/1/2021	121,719
	Baidu, Inc.
180,000	3.000%, 6/30/2020	179,875
	Broadcom Corporation
405,000	3.500%, 1/15/2028[i]	379,626
	CDK Global, Inc.
150,000	4.875%, 6/1/2027[i]	150,240
	Cisco Systems, Inc.
100,000	1.981%, (LIBOR 3M + 0.500%), 3/1/2019[b]	100,502
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[i]	284,091
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[i]	116,011
220,000	5.450%, 6/15/2023[i]	236,399
	Equinix, Inc.
210,000	5.750%, 1/1/2025	221,550
	Fidelity National Information Services, Inc.
91,000	3.625%, 10/15/2020	92,926
	Harland Clarke Holdings Corporation
280,000	8.375%, 8/15/2022[i]	291,900
	Hewlett Packard Enterprise Company
115,000	2.850%, 10/5/2018	115,524
110,000	2.100%, 10/4/2019[i]	108,761
115,000	4.400%, 10/15/2022	119,837
	Intel Corporation
40,000	3.100%, 7/29/2022	40,590
140,000	3.700%, 7/29/2025	144,896
207,000	4.100%, 5/19/2046	219,939
	International Business Machines Corporation
184,000	4.700%, 2/19/2046	213,115
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	130,469
150,000	4.875%, 9/15/2027[i]	143,438
	Microsoft Corporation
280,000	4.750%, 11/3/2055	331,805
280,000	4.200%, 11/3/2035	307,756
500,000	3.700%, 8/8/2046	506,916
215,000	4.250%, 2/6/2047	237,419
	NetApp, Inc.
145,000	2.000%, 9/27/2019	143,524
	NXP BV
160,000	3.875%, 9/1/2022[i]	161,400
	Oracle Corporation
65,000	2.500%, 5/15/2022	64,297
184,000	2.400%, 9/15/2023	178,292
490,000	2.950%, 5/15/2025	482,445
225,000	3.850%, 7/15/2036	231,925
	QUALCOMM, Inc.
138,000	3.000%, 5/20/2022	137,002
88,000	4.300%, 5/20/2047	86,798
	Seagate HDD Cayman
150,000	4.750%, 1/1/2025	149,022

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Technology (1.1%) - continued
	Sensata Technologies UK Financing Company plc
$240,000	6.250%, 2/15/2026[i]	$258,000
	Tyco Electronics Group SA
40,000	3.450%, 8/1/2024	40,639
80,000	3.125%, 8/15/2027	78,481
	VMware, Inc.
55,000	2.950%, 8/21/2022	53,306
	Western Digital Corporation
295,000	4.750%, 2/15/2026[f]	298,872

	Total	9,483,319

Transportation (0.3%)
	Air Canada Pass Through Trust
55,559	3.875%, 3/15/2023[i]	55,837
	American Airlines Pass Through Trust
228,450	3.375%, 5/1/2027	228,165
	Avis Budget Car Rental, LLC
190,000	6.375%, 4/1/2024[i,l]	194,560
	Burlington Northern Santa Fe, LLC
130,000	5.750%, 5/1/2040	166,125
400,000	5.050%, 3/1/2041	473,984
130,000	4.450%, 3/15/2043	144,031
200,000	3.900%, 8/1/2046	207,830
	Continental Airlines, Inc.
112,885	4.150%, 4/11/2024	117,502
	CSX Corporation
98,000	3.700%, 11/1/2023	101,006
	Delta Air Lines, Inc.
95,000	2.875%, 3/13/2020	95,015
40,551	4.950%, 11/23/2020	41,463
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[i]	66,255
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	60,230
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	162,547
	United Continental Holdings, Inc.
300,000	4.250%, 10/1/2022	301,500
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[i]	312,300

	Total	2,728,350

U.S. Government and Agencies (9.2%)
	U.S. Treasury Bonds
1,000,000	2.250%, 8/15/2027	960,625
1,000,000	2.250%, 11/15/2027	959,805
550,000	4.375%, 5/15/2040	684,943
2,000,000	3.000%, 5/15/2042	2,032,422
4,999,000	2.500%, 5/15/2046	4,573,695
1,005,000	3.000%, 5/15/2047	1,015,874
1,799,000	2.750%, 11/15/2047	1,729,921
	U.S. Treasury Bonds, TIPS
3,740,275	0.125%, 1/15/2023	3,680,759
3,829,312	0.375%, 1/15/2027	3,751,341
5,848,604	0.375%, 7/15/2027	5,740,201
	U.S. Treasury Notes
2,500,000	0.750%, 2/15/2019	2,468,652
1,900,000	1.000%, 10/15/2019	1,865,414
5,620,000	1.500%, 10/31/2019	5,560,727
4,450,000	1.750%, 11/30/2019	4,419,232
5,500,000	1.375%, 9/30/2020	5,374,102
550,000	1.875%, 12/15/2020	543,770
1,000,000	1.375%, 5/31/2021	968,398
9,370,000	1.125%, 8/31/2021	8,961,161

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (40.0%)	Value
U.S. Government and Agencies (9.2%) - continued
$6,250,000	1.875%, 7/31/2022	$6,085,693
20,155,000	2.000%, 11/30/2022	19,677,893
1,500,000	2.125%, 7/31/2024	1,453,594

	Total	82,508,222

Utilities (1.2%)
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	216,002
	Appalachian Power Company
85,000	3.300%, 6/1/2027	83,737
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	79,483
	Atmos Energy Corporation
85,000	3.000%, 6/15/2027	83,112
	Berkshire Hathaway Energy Company
55,000	2.400%, 2/1/2020	54,936
140,000	4.500%, 2/1/2045	153,534
	Calpine Corporation
150,000	5.375%, 1/15/2023[l]	148,125
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	114,181
120,000	3.450%, 8/15/2027	119,030
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	203,719
65,000	4.350%, 11/15/2045	71,426
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	89,821
69,000	4.500%, 12/1/2045	77,487
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	180,821
176,000	2.579%, 7/1/2020	174,672
	DTE Electric Company
115,000	3.700%, 3/15/2045	115,409
145,000	3.700%, 6/1/2046	145,629
	DTE Energy Company
30,000	2.400%, 12/1/2019	29,865
	Duke Energy Carolinas, LLC
315,000	3.700%, 12/1/2047	314,681
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	168,064
160,000	3.750%, 9/1/2046	154,084
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	118,704
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	181,923
	Dynegy, Inc.
235,000	7.375%, 11/1/2022	248,254
	Edison International
180,000	2.950%, 3/15/2023	177,103
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019	124,225
120,000	4.750%, 6/15/2046	126,203
	Eversource Energy
200,000	2.500%, 3/15/2021	198,695
	Exelon Corporation
100,000	5.100%, 6/15/2045	115,043
138,000	4.450%, 4/15/2046	145,316
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	197,128
165,000	2.950%, 1/15/2020	165,830
	FirstEnergy Corporation
50,000	2.850%, 7/15/2022	49,112
320,000	4.850%, 7/15/2047	354,233

Principal Amount	Long-Term Fixed Income (40.0%)	Value
Utilities (1.2%) - continued
	ITC Holdings Corporation
$66,000	4.050%, 7/1/2023	$68,410
80,000	5.300%, 7/1/2043	94,331
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	373,627
	Monongahela Power Company
150,000	5.400%, 12/15/2043[i]	185,260
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	173,707
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	114,747
	NextEra Energy Partners, LP
295,000	4.250%, 9/15/2024[i]	296,475
	NiSource Finance Corporation
88,000	3.490%, 5/15/2027	87,602
255,000	5.650%, 2/1/2045	315,337
	Oncor Electric Delivery Company, LLC
352,000	3.750%, 4/1/2045	353,846
	Pacific Gas and Electric Company
215,000	3.300%, 3/15/2027	207,250
138,000	4.250%, 3/15/2046	139,974
	PG&E Corporation
75,000	2.400%, 3/1/2019	74,831
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	79,241
88,000	3.400%, 6/1/2023	88,382
225,000	5.000%, 3/15/2044	257,065
	PPL Electric Utilities Corporation
132,000	3.950%, 6/1/2047	138,363
	Public Service Electric & Gas Company
220,000	3.000%, 5/15/2027	213,712
	Sempra Energy
250,000	6.150%, 6/15/2018	253,818
75,000	2.400%, 3/15/2020	74,688
	Southern California Edison Company
45,000	2.400%, 2/1/2022	44,169
175,000	4.000%, 4/1/2047	182,093
	Southern Company
170,000	2.950%, 7/1/2023	167,922
395,000	3.250%, 7/1/2026	380,895
185,000	4.400%, 7/1/2046	191,879
	Southern Company Gas Capital Corporation
220,000	4.400%, 5/30/2047	229,150
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	64,681
	Tesoro Logistics, LP
275,000	5.250%, 1/15/2025	288,461
	Xcel Energy, Inc.
230,000	3.350%, 12/1/2026	228,420

	Total	10,347,923

	Total Long-Term Fixed Income (cost $359,354,958)	358,421,174

Shares	Registered Investment Companies (37.9%)	Value
Affiliated Equity Holdings (19.6%)
901,262	Thrivent Core International Equity Fund	9,544,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Registered Investment Companies (37.9%)	Value
Affiliated Equity Holdings (19.6%) - continued
2,500,175	Thrivent Large Cap Growth Fund, Class S	$30,902,163
47,463	Thrivent Large Cap Stock Fund, Class S	1,377,388
2,752,709	Thrivent Large Cap Value Fund, Class S	66,477,930
606,458	Thrivent Mid Cap Stock Fund, Class S	17,763,155
3,627,422	Thrivent Partner Worldwide Allocation Fund, Class S	42,658,488
225,245	Thrivent Small Cap Stock Fund, Class S	6,027,562

	Total	174,751,052

Affiliated Fixed Income Holdings (16.6%)
2,030,200	Thrivent Core Emerging Markets Debt Fund	19,875,654
4,552,291	Thrivent High Yield Fund, Class S	22,124,132
7,421,428	Thrivent Income Fund, Class S	67,831,848
3,053,215	Thrivent Limited Maturity Bond Fund, Class S	37,951,466

	Total	147,783,100

Equity Funds/Exchange Traded Funds (0.5%)
658	iShares Russell 2000 Growth Index Fund	127,487
928	iShares Russell 2000 Index Fund	145,102
2,000	Materials Select Sector SPDR Fund	125,900
13,742	SPDR S&P 500 ETF Trust	3,873,870
1,821	SPDR S&P Biotech ETF	170,027
3,660	SPDR S&P Metals & Mining ETF	135,054
1,760	SPDR S&P Oil & Gas Exploration & Production ETF	64,962
6,250	VanEck Vectors Oil Services ETF	171,625

	Total	4,814,027

Fixed Income Funds/Exchange Traded Funds (1.2%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,668,800
49,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,943,465
6,830	SPDR Bloomberg Barclays High Yield Bond ETF	250,661
39,500	Vanguard Short-Term Corporate Bond ETF	3,121,685

	Total	10,984,611

	Total Registered Investment Companies (cost $259,844,370)	338,332,790

Shares	Common Stock (16.9%)	Value
Consumer Discretionary (2.0%)
1,656	Amazon.com, Inc.[n]	2,402,674
4,675	American Axle & Manufacturing Holdings, Inc.[n]	82,514
334	American Public Education, Inc.[n]	8,484
3,308	Aptiv plc	313,863
6,319	Aramark	289,473
710	Ascent Capital Group, Inc.[n]	6,695
3,750	BorgWarner, Inc.	210,975
4,006	Bright Horizons Family Solutions, Inc.[n]	393,389
519	Brunswick Corporation	32,583
2,002	Burlington Stores, Inc.[n]	243,663
1,920	Caleres, Inc.	56,909
4,079	Carnival Corporation	292,097

Shares	Common Stock (16.9%)	Value
Consumer Discretionary (2.0%) - continued
682	Cedar Fair, LP	$46,240
1,044	Century Casinos, Inc.[n]	9,553
1,146	Children’s Place, Inc.	171,671
210	Chipotle Mexican Grill, Inc.[n]	68,200
57,059	Comcast Corporation	2,426,719
5,849	Core-Mark Holding Company, Inc.	129,204
1,725	CSS Industries, Inc.	45,126
1,578	Culp, Inc.	50,180
2,000	DISH Network Corporation[n]	93,800
4,470	Dollar Tree, Inc.[n]	514,050
3,929	Duluth Holdings, Inc.[l,n]	69,190
829	Emerald Expositions Events, Inc.	17,890
947	Expedia, Inc.	121,225
870	Five Below, Inc.[n]	56,489
721	FTD Companies, Inc.[n]	4,225
2,281	G-III Apparel Group, Ltd.[n]	85,195
1,760	Habit Restaurants, Inc.[n]	15,400
9,639	Harley-Davidson, Inc.[l]	467,106
1,668	Haverty Furniture Companies, Inc.	37,196
400	Hemisphere Media Group, Inc.[n]	4,280
4,472	Home Depot, Inc.	898,425
835	Hyatt Hotels Corporation[n]	67,885
5,663	International Speedway Corporation	262,763
1,771	K12, Inc.[n]	30,727
2,160	La-Z-Boy, Inc.	65,124
454	Liberty Global plc[n]	16,970
5,670	Liberty Media Corporation - Liberty SiriusXM[n]	254,073
1,111	Liberty SiriusXM Group[n]	50,006
282	Lithia Motors, Inc.	35,239
120	Loral Space & Communications, Inc.[n]	5,598
16,481	Lowe’s Companies, Inc.	1,726,055
150	Marcus Corporation	3,900
4,360	Michaels Companies, Inc.[n]	117,153
4,761	Modine Manufacturing Company[n]	111,169
2,960	Netflix, Inc.[n]	800,088
7,270	Newell Brands, Inc.	192,219
3,760	News Corporation, Class A	64,334
1,220	News Corporation, Class B	21,289
5,470	Norwegian Cruise Line Holdings, Ltd.[n]	332,248
4,996	Nutrisystem, Inc.	216,077
320	O’Reilly Automotive, Inc.[n]	84,701
1,671	Oxford Industries, Inc.	131,675
1,300	Papa John’s International, Inc.[l]	84,357
6,120	Pinnacle Entertainment, Inc.[n]	197,615
1,630	Polaris Industries, Inc.	184,206
155	Priceline Group, Inc.[n]	296,368
1,432	PVH Corporation	222,075
2,760	Ross Stores, Inc.	227,396
134	Ruth’s Hospitality Group, Inc.	3,176
1,000	Signet Jewelers, Ltd.	52,900
6,645	Six Flags Entertainment Corporation	448,936
660	Stamps.com, Inc.[n]	134,541
405	Systemax, Inc.	12,575
4,041	Taylor Morrison Home Corporation[n]	102,763
6,710	Toll Brothers, Inc.	312,552
8,477	Tower International, Inc.	256,005
3,345	Tupperware Brands Corporation	193,207
320	Ulta Beauty, Inc.[n]	71,072
296	Vail Resorts, Inc.	64,694
2,220	VF Corporation	180,131
2,805	Walt Disney Company	304,819
475	Whirlpool Corporation	86,174
1,360	Wingstop, Inc.	65,770
3,580	Zoe’s Kitchen, Inc.[l,n]	52,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Consumer Discretionary (2.0%) - continued
2,260	Zumiez, Inc.[n]	$46,895

	Total	17,854,901

Consumer Staples (0.5%)
2,076	Blue Buffalo Pet Products, Inc.[n]	70,543
11,640	Cott Corporation	193,922
7,400	CVS Health Corporation	582,306
2,264	e.l.f. Beauty, Inc.[l,n]	46,548
5,900	Hain Celestial Group, Inc.[n]	225,026
1,340	Inter Parfums, Inc.	61,104
870	John B. Sanfilippo & Son, Inc.	54,479
1,630	Kimberly-Clark Corporation	190,710
3,900	MGP Ingredients, Inc.	349,206
4,670	Monster Beverage Corporation[n]	318,634
5,127	PepsiCo, Inc.	616,778
5,422	Pinnacle Foods, Inc.	335,839
2	Seaboard Corporation	8,672
442	Seneca Foods Corporation[n]	13,945
1,336	SpartanNash Company	32,558
15,580	US Foods Holding Corporation[n]	500,585
12,379	Wal-Mart Stores, Inc.	1,319,602

	Total	4,920,457

Energy (0.7%)
11,038	Abraxas Petroleum Corporation[n]	26,381
3,700	Anadarko Petroleum Corporation	222,185
1,035	Andeavor	111,946
13,036	Archrock, Inc.	121,235
11,680	Callon Petroleum Company[n]	132,568
7,450	Chevron Corporation	933,857
1,970	Concho Resources, Inc.[n]	310,157
931	Contura Energy, Inc.	63,308
6,810	Devon Energy Corporation	281,730
3,413	EQT Corporation	185,292
1,420	Era Group, Inc.[n]	14,385
1,959	Exterran Corporation[n]	56,576
9,154	Exxon Mobil Corporation	799,144
11,240	Halliburton Company	603,588
1,440	HollyFrontier Corporation	69,062
33,815	Marathon Oil Corporation	615,095
4,630	Marathon Petroleum Corporation	320,720
7,545	Newpark Resources, Inc.[n]	68,659
3,750	Nine Energy Service, Inc.[n]	101,700
5,644	Oil States International, Inc.[n]	180,608
5,200	Overseas Shipholding Group, Inc.[n]	10,972
709	Par Pacific Holdings, Inc.[n]	12,925
5,097	Parsley Energy, Inc.[n]	120,289
8,745	Patterson-UTI Energy, Inc.	206,557
1,447	Pioneer Energy Services Corporation[n]	4,703
1,780	Pioneer Natural Resources Company	325,580
1,240	Rowan Companies plc[n]	18,253
2,340	RPC, Inc.[l]	47,268
1,266	TechnipFMC plc	41,094
4,183	Teekay Tankers, Ltd.	5,312
1,116	W&T Offshore, Inc.[n]	5,401
65,040	Weatherford International plc[n]	256,258
16,830	WPX Energy, Inc.[n]	247,906

	Total	6,520,714

Financials (3.8%)
1,250	Affiliated Managers Group, Inc.	249,537
1,033	AG Mortgage Investment Trust, Inc.	18,016
3,762	AGNC Investment Corporation	70,688
3,850	Ally Financial, Inc.	114,615
3,570	American International Group, Inc.	228,194
700	Ameris Bancorp	37,485

Shares	Common Stock (16.9%)	Value
Financials (3.8%) - continued
2,585	Aon plc	$367,509
1,762	Argo Group International Holdings, Ltd.	108,011
6,999	Associated Banc-Corp	173,225
8,590	Assured Guaranty, Ltd.	305,718
5,960	BancorpSouth Bank	199,958
49,242	Bank of America Corporation	1,575,744
305	Bank of Marin Bancorp	20,954
12,607	Bank of New York Mellon Corporation	714,817
1,118	Bank of the Ozarks	55,844
1,575	BankFinancial Corporation	25,011
14,941	Beneficial Bancorp, Inc.	242,791
4,707	Berkshire Hathaway, Inc.[n]	1,009,087
2,532	Berkshire Hills Bancorp, Inc.	96,089
8,770	Blackstone Group, LP	320,544
1,028	Blue Hills Bancorp, Inc.	19,840
13,328	Boston Private Financial Holdings, Inc.	205,251
7,632	Brookline Bancorp, Inc.	122,112
1,800	Brown & Brown, Inc.	94,464
2,860	Capital One Financial Corporation	297,326
4,560	Cathay General Bancorp	199,454
10,219	Central Pacific Financial Corporation	302,176
2,230	Chemical Financial Corporation	130,254
828	Cherry Hill Mortgage Investment Corporation	14,043
2,130	Chubb, Ltd.	332,599
36,849	Citigroup, Inc.	2,891,910
1,867	Citizens Financial Group, Inc.	85,695
15,303	CNO Financial Group, Inc.	376,301
9,186	CoBiz Financial, Inc.	184,271
7,126	Comerica, Inc.	678,538
2,524	Community Trust Bancorp, Inc.	119,385
9,945	CYS Investments, Inc.	67,029
11,794	Dynex Capital, Inc.	76,661
20,686	E*TRADE Financial Corporation[n]	1,090,152
1,187	Eagle Bancorp, Inc.[n]	74,781
6,813	East West Bancorp, Inc.	449,045
2,254	Ellington Residential Mortgage REIT	24,366
5,442	Employers Holdings, Inc.	230,741
7,065	Enterprise Financial Services Corporation	343,712
821	Essent Group, Ltd.[n]	38,193
639	FBL Financial Group, Inc.	44,474
19,283	Fifth Third Bancorp	638,267
1,648	Financial Institutions, Inc.	51,335
42,541	First BanCorp[n]	255,246
3,140	First Busey Corporation	97,277
11,040	First Commonwealth Financial Corporation	159,749
894	First Connecticut Bancorp, Inc.	22,484
1,314	First Defiance Financial Corporation	73,006
1,620	First Financial Bancorp	46,170
930	First Financial Corporation	43,059
4,414	First Interstate BancSystem, Inc.	184,726
330	First Merchants Corporation	14,243
210	First Mid-Illinois Bancshares, Inc.	8,085
1,891	First Midwest Bancorp, Inc.	47,010
1,110	First of Long Island Corporation	31,191
3,495	First Republic Bank	312,977
6,008	Franklin Resources, Inc.	254,799
4,079	Goldman Sachs Group, Inc.	1,092,723
3,134	Great Southern Bancorp, Inc.	159,051
126	Guaranty Bancorp	3,572
2,159	Hamilton Lane, Inc.	80,488
2,360	Hancock Holding Company	126,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Financials (3.8%) - continued
6,899	Hanmi Financial Corporation	$217,319
3,754	Hanover Insurance Group, Inc.	424,765
7,599	Hartford Financial Services Group, Inc.	446,517
4,584	Heartland Financial USA, Inc.	243,640
7,898	Heritage Commerce Corporation	126,447
2,916	Heritage Financial Corporation	89,813
2,609	Hometrust Bancshares, Inc.[n]	66,138
7,725	Hope Bancorp, Inc.	147,084
3,075	Horace Mann Educators Corporation	126,997
2,064	Horizon Bancorp	62,849
2,074	Houlihan Lokey, Inc.	98,930
26,487	Huntington Bancshares, Inc.	428,560
1,896	IBERIABANK Corporation	160,212
2,057	Independent Bank Corporation	47,414
1,042	Infinity Property & Casualty Corporation	105,503
7,497	Interactive Brokers Group, Inc.	479,733
6,630	Intercontinental Exchange, Inc.	489,559
24	Invesco Mortgage Capital. Inc.	390
7,415	Invesco, Ltd.	267,904
6,830	Investment Technology Group, Inc.	145,889
6,110	Investors Bancorp, Inc.	83,646
3,550	J.P. Morgan Chase & Company	410,628
42,280	KeyCorp	904,792
2,018	Lakeland Bancorp, Inc.	40,562
13,203	Leucadia National Corporation	357,405
7,015	Loews Corporation	362,325
120	Markel Corporation[n]	137,723
260	MarketAxess Holdings, Inc.	51,015
246	Mercantile Bank Corporation	8,583
15,520	Meridian Bancorp, Inc.	317,384
12,020	MetLife, Inc.	577,801
6,594	MGIC Investment Corporation[n]	97,723
5,010	MidWestOne Financial Group, Inc.	165,731
3,440	MTGE Investment Corporation	58,480
1,450	Nasdaq, Inc.	117,320
3,860	National Bank Holdings Corporation	128,306
1,777	Navigators Group, Inc.	86,362
209	NBT Bancorp, Inc.	7,714
1,400	Old Second Bancorp, Inc.	20,580
18,942	OM Asset Management plc	338,872
843	PacWest Bancorp	44,198
858	PCSB Financial Corporation[n]	17,314
962	Peapack-Gladstone Financial Corporation	34,170
390	Peoples Bancorp, Inc.	13,888
1,390	Primerica, Inc.	140,390
5,130	Principal Financial Group, Inc.	346,788
12,778	Provident Financial Services, Inc.	336,189
1,150	Prudential Financial, Inc.	136,643
862	QCR Holdings, Inc.	37,799
365	Raymond James Financial, Inc.	35,182
3,374	Regions Financial Corporation	64,882
5,211	Sandy Spring Bancorp, Inc.	197,080
6,510	Santander Consumer USA Holdings Inc.	112,298
10,791	Seacoast Banking Corporation of Florida[n]	278,300
220	Selective Insurance Group, Inc.	12,815
6,297	SLM Corporation[n]	72,038
1,873	State Auto Financial Corporation	55,759
1,546	State Bank Financial Corporation	47,168
3,700	State Street Corporation	407,629
5,006	Sterling Bancorp	123,899
2,638	Stifel Financial Corporation	178,118

Shares	Common Stock (16.9%)	Value
Financials (3.8%) - continued
1,180	SVB Financial Group[n]	$290,929
11,253	Synchrony Financial	446,519
13,494	Synovus Financial Corporation	679,963
3,950	TD Ameritrade Holding Corporation	220,371
600	Territorial Bancorp, Inc.	18,168
3,189	TriCo Bancshares	117,929
1,985	TriState Capital Holdings, Inc.[n]	47,739
854	Triumph Bancorp, Inc.[n]	32,879
14,194	TrustCo Bank Corporation	122,068
1,477	Union Bankshares Corporation	55,757
2,600	United Community Banks, Inc.	82,368
5,240	United Financial Bancorp, Inc.	87,822
302	United Fire Group, Inc.	13,104
2,462	Unum Group	130,954
1,029	Washington Trust Bancorp, Inc.	55,360
5,500	Wells Fargo & Company	361,790
8,666	Western Alliance Bancorp[n]	508,348
3,234	Western Asset Mortgage Capital Corporation	30,173
2,362	Wintrust Financial Corporation	202,896
3,261	WSFS Financial Corporation	166,637
15,060	Zions Bancorporation	813,692

	Total	33,755,428

Health Care (1.8%)
359	ABIOMED, Inc.[n]	84,365
548	Acadia Healthcare Company, Inc.[n]	18,676
708	Aerie Pharmaceuticals, Inc.[n]	38,834
1,100	Aetna, Inc.	205,502
3,376	Alexion Pharmaceuticals, Inc.[n]	402,824
4,148	Amgen, Inc.	771,735
3,989	Asterias Biotherapeutics, Inc.[n]	8,377
92	Atrion Corporation	52,937
1,520	Biogen, Inc.[n]	528,671
4,640	BioMarin Pharmaceutical, Inc.[n]	418,667
1,012	Cardiovascular Systems, Inc.[n]	25,007
4,260	Catalent, Inc.[n]	198,260
5,512	Celgene Corporation[n]	557,594
456	Chemed Corporation	118,820
370	Coherus Biosciences, Inc.[n]	3,737
640	Concert Pharmaceuticals, Inc.[n]	12,851
760	CONMED Corporation	43,913
200	Cooper Companies, Inc.	48,934
2,416	Danaher Corporation	244,692
2,280	Dexcom, Inc.[n]	132,696
750	Edwards Lifesciences Corporation[n]	94,935
1,390	Eli Lilly and Company	113,215
1,970	Evolent Health, Inc.[l,n]	27,777
4,142	Express Scripts Holding Company[n]	327,964
3,860	GenMark Diagnostics, Inc.[n]	20,998
5,850	GlaxoSmithKline plc ADR	219,434
246	HealthStream, Inc.[n]	5,786
519	Heska Corporation[n]	40,456
2,910	HMS Holdings Corporation[n]	49,848
827	Inogen, Inc.[n]	100,762
1,908	Intersect ENT, Inc.[n]	71,264
320	Intra-Cellular Therapies, Inc.[n]	5,446
1,322	Ironwood Pharmaceuticals, Inc.[n]	19,579
8,114	Johnson & Johnson	1,121,274
250	Laboratory Corporation of America Holdings[n]	43,625
1,692	Magellan Health Services, Inc.[n]	168,523
830	Medpace Holdings, Inc.[n]	30,486
16,251	Medtronic plc	1,395,798
12,370	Merck & Company, Inc.	732,922
460	Mettler-Toledo International, Inc.[n]	310,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Health Care (1.8%) - continued
2,550	MiMedx Group, Inc.[l,n]	$42,713
4,150	Mylan NVn	177,827
6,410	Myriad Genetics, Inc.[n]	236,401
1,217	National Healthcare Corporation	75,904
1,478	Neurocrine Biosciences, Inc.[n]	126,325
1,371	Nevro Corporation[n]	110,036
3,093	NuVasive, Inc.[n]	151,155
3,380	Omnicell, Inc.[n]	165,789
1,590	PerkinElmer, Inc.	127,454
1,760	Perrigo Company plc	159,491
35,166	Pfizer, Inc.	1,302,549
280	Prothena Corporation plc[n]	11,704
3,410	RadNet, Inc.[n]	34,612
130	Sage Therapeutics, Inc.[n]	24,674
3,094	Tactile Systems Technology, Inc.[l,n]	97,554
1,294	Teleflex, Inc.	359,409
3,538	Thermo Fisher Scientific, Inc.	792,901
1,589	Triple-S Management Corporation[n]	36,515
9,670	UnitedHealth Group, Inc.	2,289,663
800	Universal Health Services, Inc.	97,200
1,395	Veeva Systems, Inc.[n]	87,690
1,266	Vertex Pharmaceuticals, Inc.[n]	211,257
450	Waters Corporation[n]	97,025
690	West Pharmaceutical Services, Inc.	69,138
5,040	Wright Medical Group NVn	114,660
5,130	Zoetis, Inc.	393,625

	Total	16,211,075

Industrials (2.5%)
4,509	Acco Brands Corporation[n]	53,432
1,040	Actuant Corporation	25,740
11,477	Advanced Disposal Services, Inc.[n]	279,694
2,715	AECOM[n]	106,184
2,442	Aegion Corporation[n]	61,245
2,670	AGCO Corporation	193,895
7,131	AMETEK, Inc.	544,095
1,680	ArcBest Corporation	59,724
5,104	AZZ, Inc.	232,232
1,620	Boeing Company	574,079
1,125	Brink’s Company	93,825
1,470	BWX Technologies, Inc.	93,257
1,392	Casella Waste Systems, Inc.[n]	35,607
4,364	CBIZ, Inc.[n]	72,006
4,621	Colfax Corporation[n]	184,932
3,812	Comfort Systems USA, Inc.	162,391
1,831	Costamare, Inc.	11,938
3,943	Crane Company	394,063
162	CSW Industrials, Inc.[n]	7,760
11,974	CSX Corporation	679,764
3,167	Curtiss-Wright Corporation	413,800
5,660	Delta Air Lines, Inc.	321,318
1,398	Donaldson Company, Inc.	70,823
135	Dun & Bradstreet Corporation	16,704
459	Dycom Industries, Inc.[n]	53,570
5,236	EMCOR Group, Inc.	425,582
1,093	Emerson Electric Company	78,947
3,768	Encore Wire Corporation	190,661
167	EnerSys	11,742
476	Engility Holdings, Inc.[n]	12,452
689	ESCO Technologies, Inc.	42,132
4,405	Federal Signal Corporation	89,598
1,733	Forrester Research, Inc.	75,645
2,328	Fortive Corporation	176,975
3,290	Fortune Brands Home and Security, Inc.	233,360
740	Franklin Electric Company, Inc.	33,522

Shares	Common Stock (16.9%)	Value
Industrials (2.5%) - continued
2,327	General Dynamics Corporation	$517,711
1,570	Genesee & Wyoming, Inc.[n]	125,364
363	Gibraltar Industries, Inc.[n]	13,467
100	Global Brass and Copper Holdings, Inc.	3,215
590	GMS, Inc.[n]	20,225
591	Gorman-Rupp Company	16,708
1,418	Granite Construction, Inc.	94,566
5,529	Harsco Corporation[n]	98,969
1,213	Healthcare Services Group, Inc.	66,933
1,002	Heico Corporation	80,481
410	Heidrick & Struggles International, Inc.	10,824
620	Hillenbrand, Inc.	27,466
8,176	Honeywell International, Inc.	1,305,462
1,268	Hubbell, Inc.	172,385
700	Huntington Ingalls Industries, Inc.	166,278
318	Hyster-Yale Materials Handling, Inc.	26,931
2,691	ICF International, Inc.[n]	142,892
3,340	Ingersoll-Rand plc	316,064
12,674	Interface, Inc.	316,216
1,465	ITT Corporation	82,040
1,593	Jacobs Engineering Group, Inc.	110,650
1,160	JB Hunt Transport Services, Inc.	140,163
10,005	KAR Auction Services, Inc.	545,673
2,328	KeyW Holding Corporation[n]	15,598
2,796	Kforce, Inc.	72,556
5,540	Kirby Corporation[n]	414,946
1,090	L3 Technologies, Inc.	231,581
980	Lincoln Electric Holdings, Inc.	95,619
940	Lindsay Corporation	83,857
913	Lockheed Martin Corporation	323,978
2,870	Masco Corporation	128,174
760	Masonite International Corporation[n]	53,010
230	Middleby Corporation[n]	31,340
2,116	Milacron Holdings Corporation[n]	40,141
1,380	Moog, Inc.[n]	124,283
14,559	MRC Global, Inc.[n]	261,771
3,687	Navigant Consulting, Inc.[n]	75,657
16,351	NCI Building Systems, Inc.[n]	301,676
4,132	Norfolk Southern Corporation	623,436
330	Novanta, Inc.[n]	19,107
1,340	Old Dominion Freight Line, Inc.	196,243
797	On Assignment, Inc.[n]	61,026
2,256	Orbital ATK, Inc.	297,566
790	Orion Group Holdings, Inc.[n]	5,941
3,551	Oshkosh Corporation	322,147
3,088	Parker Hannifin Corporation	621,985
393	Proto Labs, Inc.[n]	42,975
500	Quad/Graphics, Inc.	11,060
1,922	Radiant Logistics, Inc.[n]	9,245
2,560	Raven Industries, Inc.	98,688
3,691	Raytheon Company	771,198
342	Resources Connection, Inc.	5,592
1,420	Roper Industries, Inc.	398,438
701	Saia, Inc.[n]	52,961
1,312	SiteOne Landscape Supply, Inc.[n]	99,922
16,036	Southwest Airlines Company	974,989
1,180	SP Plus Corporation[n]	45,489
5,537	SPX Corporation[n]	173,031
2,506	SPX FLOW, Inc.[n]	116,203
153	Standex International Corporation	16,057
630	Stanley Black & Decker, Inc.	104,725
2,630	Terex Corporation	123,663
916	Toro Company	60,135
2,970	TPI Composites, Inc.[n]	59,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Industrials (2.5%) - continued
130	TransDigm Group, Inc.	$41,198
1,110	TransUnion[n]	65,890
6,675	TriMas Corporation[n]	177,555
2,697	TrueBlue, Inc.[n]	73,763
2,910	United Continental Holdings, Inc.[n]	197,356
2,653	United Parcel Service, Inc.	337,780
2,380	United Rentals, Inc.[n]	431,042
7,570	United Technologies Corporation	1,044,736
1,430	Univar, Inc.[n]	42,700
1,904	Universal Truckload Services, Inc.	44,268
512	Valmont Industries, Inc.	83,763
3,815	Vectrus, Inc.[n]	115,976
2,820	Verisk Analytics, Inc.[n]	282,141
1,720	WABCO Holdings, Inc.[n]	265,551
1,318	WageWorks, Inc.[n]	79,805
6,723	Waste Connections, Inc.	482,846
255	Watsco, Inc.	45,846
1,820	Willdan Group, Inc.[n]	41,241

	Total	21,932,481

Information Technology (4.0%)
1,450	2U, Inc.[l,n]	107,692
2,009	ADTRAN, Inc.	32,144
5,720	Advanced Micro Devices, Inc.[l,n]	78,593
6,620	Agilent Technologies, Inc.	486,107
7,395	Akamai Technologies, Inc.[n]	495,391
2,740	Alliance Data Systems Corporation	703,248
967	Alphabet, Inc., Class An	1,143,207
984	Alphabet, Inc., Class Cn	1,151,221
634	Ambarella, Inc.[l,n]	31,954
703	American Software, Inc.	8,809
4,140	Amphenol Corporation	384,068
9,710	Apple, Inc.	1,625,745
755	Arista Networks, Inc.[n]	208,244
8,210	Arrow Electronics, Inc.[n]	667,801
870	Atkore International Group, Inc.[n]	20,341
2,594	Automatic Data Processing, Inc.	320,696
2,000	Belden, Inc.	169,540
12,015	Benchmark Electronics, Inc.[n]	347,834
13,278	Booz Allen Hamilton Holding Corporation	520,232
8,206	CA, Inc.	294,185
181	Cavium, Inc.[n]	16,069
1,720	CDW Corporation	128,639
11,660	Ciena Corporation[n]	248,125
62,206	Cisco Systems, Inc.	2,584,037
704	Cognex Corporation	43,908
1,426	CommerceHub, Inc.[n]	27,508
1,272	CommVault Systems, Inc.[n]	67,861
6,090	Computer Sciences Government Services, Inc.	202,675
1,203	Comtech Telecommunications Corporation	26,021
2,472	CoreLogic, Inc.[n]	117,074
1,100	Descartes Systems Group, Inc.[n]	31,185
5,200	Dolby Laboratories, Inc.	334,568
1,480	DST Systems, Inc.	123,388
5,384	eBay, Inc.[n]	218,483
5,138	Endurance International Group Holdings, Inc.[n]	42,645
1,895	Envestnet, Inc.[n]	101,856
770	Euronet Worldwide, Inc.[n]	72,280
16,198	EVERTEC, Inc.	253,499
720	ExlService Holdings, Inc.[n]	43,740
715	Extreme Networks, Inc.[n]	10,746
7,570	Facebook, Inc.[n]	1,414,757

Shares	Common Stock (16.9%)	Value
Information Technology (4.0%) - continued
5,824	Fidelity National Information Services, Inc.	$596,145
3,784	Fiserv, Inc.[n]	532,939
9,587	FLIR Systems, Inc.	490,950
3,740	Fortinet, Inc.[n]	172,190
2,200	Global Payments, Inc.	245,916
2,257	Guidewire Software, Inc.[n]	179,319
13,217	HP, Inc.	308,220
880	IAC/InterActiveCorporation[n]	127,574
3,573	Insight Enterprises, Inc.[n]	132,630
16,219	Keysight Technologies, Inc.[n]	757,752
1,130	Lam Research Corporation	216,418
2,830	Liberty Tripadvisor Holdings, Inc.[n]	24,904
3,820	M/A-COM Technology Solutions Holdings, Inc.[l,n]	118,802
2,545	ManTech International Corporation	132,518
11,073	MasterCard, Inc.	1,871,337
1,940	Maxim Integrated Products, Inc.	118,340
2,193	Methode Electronics, Inc.	89,584
1,790	Microsemi Corporation[n]	110,604
25,194	Microsoft Corporation	2,393,682
1,335	Monolithic Power Systems, Inc.	159,025
3,510	National Instruments Corporation	175,289
2,310	New Relic, Inc.[n]	137,976
1,580	Nice, Ltd. ADR	143,938
13,121	NRG Yield, Inc., Class A	247,068
2,015	NVIDIA Corporation	495,287
1,720	NXP Semiconductors NVn	206,950
33,088	Oracle Corporation	1,707,010
1,440	Palo Alto Networks, Inc.[n]	227,333
610	Paylocity Holding Corporation[n]	31,897
12,375	PayPal Holdings, Inc.[n]	1,055,835
2,874	Pegasystems, Inc.	146,143
1,814	Plantronics, Inc.	107,008
1,970	Plexus Corporation[n]	117,707
3,021	Progress Software Corporation	150,536
2,039	Proofpoint, Inc.[n]	208,019
2,576	Q2 Holdings, Inc.[n]	109,094
5,270	Red Hat, Inc.[n]	692,373
612	Ribbon Communications, Inc.[n]	4,272
3,489	Rudolph Technologies, Inc.[n]	91,412
8,477	SailPoint Technologies Holdings, Inc.[n]	141,820
7,520	Salesforce.com, Inc.[n]	856,603
555	ScanSource, Inc.[n]	18,981
6,449	Sequans Communications SA ADR[n]	11,350
2,030	ServiceNow, Inc.[n]	302,206
210	Silicon Laboratories, Inc.[n]	20,202
1,100	SS&C Technologies Holdings, Inc.	55,308
4,412	Synopsys, Inc.[n]	408,595
2,900	Teradata Corporation[n]	117,450
2,406	Teradyne, Inc.	110,291
3,680	Texas Instruments, Inc.	403,586
5,749	Total System Services, Inc.	510,856
12,970	Travelport Worldwide, Ltd.	176,522
1,732	Trimble, Inc.[n]	76,381
6,375	Twitter, Inc.[n]	164,539
1,198	Tyler Technologies, Inc.[n]	241,409
156	Ultimate Software Group, Inc.[n]	36,331
512	VASCO Data Security International, Inc.[n]	7,373
3,071	Verint Systems, Inc.[n]	128,214
5,249	Virtusa Corporation[n]	234,210
9,670	Visa, Inc.	1,201,304
1,540	Xerox Corporation	52,560
6,322	Xilinx, Inc.	461,632
2,171	XO Group, Inc.[n]	41,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Information Technology (4.0%) - continued
9,484	Zix Corporation[n]	$40,117

	Total	35,559,418

Materials (0.7%)
309	A. Schulman, Inc.	12,051
2,750	Alcoa Corporation[n]	143,055
516	American Vanguard Corporation	10,913
1,236	Balchem Corporation	97,644
1,330	Celanese Corporation	143,853
5,300	CF Industries Holdings, Inc.	224,932
380	Chemours Company	19,616
3,196	Continental Building Products, Inc.[n]	90,926
7,207	Crown Holdings, Inc.[n]	418,366
5,185	Eastman Chemical Company	514,248
4,573	Ferro Corporation[n]	107,557
3,560	Ferroglobe Representation & Warranty Insurance Trust[c,n]	0
1,240	FMC Corporation	113,249
7,740	Freeport-McMoRan, Inc.[n]	150,930
5,844	Graphic Packaging Holding Company	94,381
2,674	Innospec, Inc.	191,993
2,325	International Paper Company	146,150
1,635	Kadant, Inc.	163,909
480	Koppers Holdings, Inc.[n]	21,984
990	Martin Marietta Materials, Inc.	225,888
227	Materion Corporation	11,282
1,219	Mercer International, Inc.	17,919
5,285	Myers Industries, Inc.	110,985
730	Neenah, Inc.	66,065
1,628	Newmont Mining Corporation	65,950
2,140	Nucor Corporation	143,295
670	Nutanix, Inc.[n]	21,507
385	Olympic Steel, Inc.	8,974
10,552	OMNOVA Solutions, Inc.[n]	116,072
11,399	Owens-Illinois, Inc.[n]	264,685
743	Packaging Corporation of America	93,343
5,375	Quantenna Communications, Inc.[l,n]	73,960
3,422	Reliance Steel & Aluminum Company	299,733
2,960	RPM International, Inc.	154,512
2,897	Ryerson Holding Corporation[n]	28,970
3,833	Schweitzer-Mauduit International, Inc.	173,558
834	Scotts Miracle-Gro Company	75,285
1,430	Sensient Technologies Corporation	102,746
5,565	Steel Dynamics, Inc.	252,651
1,813	SunCoke Energy, Inc.[n]	20,124
1,257	Trinseo SA	103,640
421	United States Steel Corporation	15,750
430	W. R. Grace & Company	31,743
14,857	Westrock Company	989,922

	Total	6,134,316

Real Estate (0.5%)
2,678	Ares Commercial Real Estate Corporation	33,930
13,091	Armada Hoffler Properties, Inc.	188,379
1,280	Ashford Hospitality Prime, Inc.	11,546
5,086	Ashford Hospitality Trust, Inc.	32,754
999	Bluerock Residential Growth REIT, Inc.	8,372
16,882	Brixmor Property Group, Inc.	273,995
900	Camden Property Trust	77,904
4,444	Cedar Realty Trust, Inc.	22,709
4,856	Chatham Lodging Trust	108,774
1,140	Chesapeake Lodging Trust	31,202
2,354	City Office REIT, Inc.	27,495

Shares	Common Stock (16.9%)	Value
Real Estate (0.5%) - continued
4,306	Cousins Properties, Inc.	$38,754
1,400	CyrusOne, Inc.	80,766
3,710	DDR Corporation	30,125
700	Digital Realty Trust, Inc.	78,365
4,386	Douglas Emmett, Inc.	169,607
3,000	Duke Realty Corporation	79,230
850	Equity Lifestyle Properties, Inc.	73,372
1,758	First Industrial Realty Trust, Inc.	54,252
2,210	Franklin Street Properties Corporation	22,409
3,250	General Growth Properties, Inc.	74,847
2,095	GEO Group, Inc.	47,242
404	Getty Realty Corporation	10,601
2,192	HFF, Inc.	107,868
9,385	Highwoods Properties, Inc.	449,354
7,153	Hospitality Properties Trust	203,217
4,639	Host Hotels & Resorts, Inc.	96,306
11,975	InfraREIT, Inc.	227,286
3,705	Liberty Property Trust	153,424
1,325	Mid-America Apartment Communities, Inc.	126,365
9,750	Monmouth Real Estate Investment Corporation	166,627
4,465	National Storage Affiliates Trust	113,277
128	One Liberty Properties, Inc.	3,128
2,250	Outfront Media, Inc.	50,400
253	Pebblebrook Hotel Trust	9,867
2,340	Physicians Realty Trust	38,142
1,660	Ramco-Gershenson Properties Trust	21,945
650	RE/MAX Holdings, Inc.	32,078
6,060	Retail Properties of America, Inc.	73,023
1,446	Ryman Hospitality Properties	110,691
549	Saul Centers, Inc.	30,047
1,650	SBA Communications Corporation[n]	287,925
7,548	Summit Hotel Properties, Inc.	116,919
712	Sun Communities, Inc.	63,254
2,617	Terreno Realty Corporation	93,165
3,092	UDR, Inc.	112,951
5,403	Urstadt Biddle Properties, Inc.	104,926
7,138	Weyerhaeuser Company	267,961
2,210	Xenia Hotels & Resorts, Inc.	49,062

	Total	4,685,838

Telecommunications Services (0.1%)
3,970	ORBCOMM, Inc.[n]	45,615
372	Telephone & Data Systems, Inc.	10,204
14,483	Verizon Communications, Inc.	783,096
939	Vonage Holdings Corporation[n]	10,507

	Total	849,422

Utilities (0.3%)
7,270	AES Corporation	84,041
1,093	Artesian Resources Corporation	40,638
1,828	CMS Energy Corporation	81,803
251	Connecticut Water Service, Inc.	13,316
860	Consolidated Water Company, Ltd.	11,524
757	Eversource Energy	47,759
1,780	MDU Resources Group, Inc.	47,134
750	Middlesex Water Company	28,245
1,340	New Jersey Resources Corporation	51,992
2,390	NorthWestern Corporation	129,873
12,224	OGE Energy Corporation	393,613
13,922	PG&E Corporation	590,710
2,270	PNM Resources, Inc.	86,487
740	Portland General Electric Company	31,339
735	PPL Corporation	23,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (16.9%)	Value
Utilities (0.3%) - continued
2,100	Public Service Enterprise Group, Inc.	$108,927
880	Southwest Gas Holdings, Inc.	64,750
495	Spire, Inc.	32,917
8,732	UGI Corporation	399,664
350	Unitil Corporation	15,474

	Total	2,283,630

	Total Common Stock (cost $111,435,335)	150,707,680

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
692	Alpha Natural Resources, Inc., 0.000%[n]	18,684
692	ANR Holdings, Inc., 0.000%[n]	5,190

	Total	23,874

	Total Preferred Stock (cost $1,136)	23,874

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,402,190	Thrivent Cash Management Trust	2,402,190

	Total Collateral Held for Securities Loaned (cost $2,402,190)	2,402,190

Shares or Principal Amount	Short-Term Investments (14.7%)	Value
	Federal Home Loan Bank Discount Notes
800,000	1.205%, 2/5/2018[o,p]	799,885
200,000	1.250%, 2/6/2018[o,p]	199,964
2,400,000	1.297%, 2/14/2018[o,p]	2,398,874
260,000	1.280%, 2/15/2018[o,p]	259,868
500,000	1.296%, 2/16/2018[o,p]	499,729
240,000	1.432%, 4/11/2018[o,p]	239,347
100,000	1.440%, 4/27/2018[o,p]	99,665
	Thrivent Core Short-Term Reserve Fund
12,613,177	1.640%	126,131,767
	U.S. Treasury Bills
110,000	1.324%, 3/22/2018[o,q]	109,803
280,000	1.397%, 4/19/2018[o,q]	279,173
120,000	1.406%, 4/26/2018[o,q]	119,603

	Total Short-Term Investments (cost $131,137,675)	131,137,678

	Total Investments (cost $884,849,124) 112.1%	$1,001,680,048

	Other Assets and Liabilities, Net (12.1%)	(108,451,355)

	Total Net Assets 100.0%	$893,228,693

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $35,798,991 or 4.0% of total net assets.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	All or a portion of the security is on loan.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At January 31, 2018, $498,609 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of January 31, 2018 was $12,229,922 or 1.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$425,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	119,975
Apidos CLO XVIII, 7/22/2026	4/4/2017	400,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	170,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	150,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	170,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	300,000
Carlyle Global Market Strategies
CLO, Ltd., 10/15/2026	1/27/2017	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	100,889
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	175,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	198,198
Digicel, Ltd., 4/15/2021	8/18/2014	559,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Security	Acquisition Date	Cost
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	$492,309
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	107,218
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	468,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	525,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	523,640
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	2,867
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	250,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	110,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	425,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	170,000
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	814,055
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	375,000
Shackleton, Ltd., 4/15/2027	12/16/2016	525,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	195,214
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	547,878
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	223,344
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	40,887
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	500,000
Verus Securitization Trust, 1/25/2047	2/16/2017	340,906
Verus Securitization Trust, 7/25/2047	7/24/2017	546,070
Voya CLO 2014-3, Ltd., 7/25/2026	12/13/2017	170,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$1,039,206
Common Stock	1,264,327

Total lending	$2,303,533
Gross amount payable upon return of collateral for securities loaned	$2,402,190

Net amounts due to counterparty	$98,657

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,085,252	–	927,161	158,091
Capital Goods	1,419,063	–	1,075,794	343,269
Communications Services	6,665,650	–	6,471,005	194,645
Consumer Cyclical	3,019,747	–	2,857,393	162,354
Consumer Non-Cyclical	3,111,868	–	3,111,868	–
Energy	894,072	–	894,072	–
Financials	1,730,063	–	1,730,063	–
Technology	1,247,170	–	1,247,170	–
Transportation	887,756	–	887,756	–
Utilities	594,021	–	486,921	107,100
Long-Term Fixed Income
Asset-Backed Securities	16,534,073	–	16,534,073	–
Basic Materials	5,359,831	–	5,359,831	–
Capital Goods	7,753,475	–	7,753,475	–
Collateralized Mortgage Obligations	13,403,481	–	13,403,481	–
Commercial Mortgage-Backed Securities	11,193,462	–	11,193,462	–
Communications Services	14,329,025	–	14,329,025	–
Consumer Cyclical	10,494,607	–	10,494,607	–
Consumer Non-Cyclical	14,654,895	–	14,654,895	–
Energy	14,943,947	–	14,943,947	–
Financials	39,721,281	–	39,721,281	–
Foreign Government	449,594	–	449,594	–
Mortgage-Backed Securities	104,515,689	–	104,515,689	–
Technology	9,483,319	–	9,483,319	–
Transportation	2,728,350	–	2,728,350	–
U.S. Government and Agencies	82,508,222	–	82,508,222	–
Utilities	10,347,923	–	10,347,923	–
Registered Investment Companies
Affiliated Fixed Income Holdings	127,907,446	127,907,446	–	–
Affiliated Equity Holdings	165,206,686	165,206,686	–	–
Fixed Income Funds/Exchange Traded Funds	10,984,611	10,984,611	–	–
Equity Funds/Exchange Traded Funds	4,814,027	4,814,027	–	–
Common Stock
Consumer Discretionary	17,854,901	17,854,901	–	–
Consumer Staples	4,920,457	4,920,457	–	–
Energy	6,520,714	6,520,714	–	–
Financials	33,755,428	33,755,428	–	–
Health Care	16,211,075	16,211,075	–	–
Industrials	21,932,481	21,932,481	–	–
Information Technology	35,559,418	35,559,418	–	–
Materials^	6,134,316	6,134,316	–	0
Real Estate	4,685,838	4,685,838	–	–
Telecommunications Services	849,422	849,422	–	–
Utilities	2,283,630	2,283,630	–	–
Preferred Stock
Energy	23,874	–	23,874	–
Short-Term Investments	5,005,911	–	5,005,911	–
Subtotal Investments in Securities	$843,726,071	$459,620,450	$383,140,162	$965,459

Other Investments *	Total
Short-Term Investments	126,131,767
Affiliated Registered Investment Companies	29,420,020
Collateral Held for Securities Loaned	2,402,190
Subtotal Other Investments	$157,953,977
Total Investments at Value	$1,001,680,048

^	Level 3 security in this section is fair valued at <$1.
*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,907,928	2,907,928	–	–
Total Asset Derivatives	$2,907,928	$2,907,928	$–	$–

Liability Derivatives
Futures Contracts	4,122,345	4,122,345	–	–
Total Liability Derivatives	$4,122,345	$4,122,345	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $4,497,332 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 10-Yr. U.S. Treasury Note	4	March 2018	$499,825	($13,513)
CBOT U.S. Long Bond	212	March 2018	32,466,503	(1,130,253)
ICE mini MSCI EAFE Index	387	March 2018	39,072,509	2,442,916
ICE US mini MSCI Emerging Markets Index	40	March 2018	2,246,301	269,299
Total Futures Long Contracts			$74,285,138	$1,568,449
CBOT 2-Yr. U.S. Treasury Note	(85)	March 2018	($18,232,241)	$107,319
CBOT 5-Yr. U.S. Treasury Note	(32)	March 2018	(3,669,651)	(1,099)
CME E-mini NASDAQ 100 Index	(143)	March 2018	(18,175,129)	(1,737,621)
CME E-mini Russell 2000 Index	(66)	March 2018	(5,028,207)	(172,593)
CME E-mini S&P Mid-Cap 400 Index	(136)	March 2018	(25,703,771)	(873,349)
CME S&P 500 Index	(4)	March 2018	(2,631,883)	(193,917)
CME Ultra Long Term U.S. Treasury Bond	(18)	March 2018	(3,003,269)	88,394
Total Futures Short Contracts			($76,444,151)	($2,782,866)
Total Futures Contracts			($2,159,013)	($1,214,417)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust- Collateral Investment	$2,075	$8,929	$8,602	$–	$–	2,402	$2,402	$4
Core Emerging Markets Debt	19,460	558	–	–	(142)	2,030	19,876	188
Core International Equity	—	9,012	–	–	533	901	9,544	12
Core Short-Term Reserve	133,154	22,694	29,716	–	–	12,613	126,132	467
High Yield	22,001	303	–	–	(180)	4,552	22,124	303
Income	67,912	806	–	–	(886)	7,421	67,832	579
Large Cap Growth	27,421	658	–	–	2,823	2,500	30,902	–
Large Cap Stock	1,269	123	–	–	(14)	47	1,377	17
Large Cap Value	59,555	3,312	–	–	3,611	2,753	66,478	888
Limited Maturity Bond	37,906	198	–	–	(152)	3,053	37,951	198
Mid Cap Stock	16,307	1,254	–	–	202	606	17,763	–
Partner Worldwide Allocation	39,837	1,489	–	–	1,333	3,627	42,658	969
Small Cap Stock	5,666	366	–	–	(5)	225	6,028	–
Total Value and Income Earned	$432,563			$–	$7,123		$451,067	$3,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MONEY MARKET FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	U.S. Government Agency Debt (81.0%)[a]	Value
	Federal Agricultural Mortgage Corporation
$4,050,000	1.170%, 2/28/2018	$4,046,446
3,500,000	1.456% (LIBOR 1M + -10.500%), 6/22/2018[b]	3,500,000
4,290,000	1.410% (FEDL 1M + -1.000%), 7/3/2018[b]	4,290,000
3,980,000	1.505% (LIBOR 1M + -7.000%), 3/1/2019[b,c]	3,980,000
	Federal Farm Credit Bank
1,750,000	1.597% (LIBOR 1M + 4.000%), 2/5/2018[b]	1,750,046
100,000	1.155%, 2/8/2018	99,978
7,040,000	1.520% (FEDL 1M + 10.000%), 3/14/2018[b]	7,039,916
3,520,000	1.480% (USBMMY 3M + 5.000%), 12/5/2018[b]	3,519,852
4,380,000	1.510% (USBMMY 3M + 8.000%), 3/25/2019[b]	4,379,754
4,300,000	1.430% (FEDL 1M + 1.000%), 4/24/2019[b]	4,299,477
2,145,000	1.530% (USBMMY 3M + 10.000%), 7/3/2019[b]	2,144,847
10,525,000	1.464% (LIBOR 1M + -9.000%), 7/12/2019[b]	10,521,978
	Federal Home Loan Bank
3,250,000	1.290%, 2/1/2018	3,250,000
3,540,000	1.302%, 2/2/2018	3,539,871
1,200,000	1.290%, 2/5/2018	1,199,828
1,185,000	1.242%, 2/7/2018	1,184,748
510,000	1.310%, 2/8/2018	509,870
5,290,000	1.264%, 2/9/2018	5,288,494
5,530,000	1.303%, 2/12/2018	5,527,798
6,480,000	1.269%, 2/14/2018	6,477,030
1,080,000	1.330%, 2/15/2018	1,079,441
5,610,000	1.283%, 2/16/2018	5,607,001
5,175,000	1.298%, 2/20/2018	5,171,455
4,365,000	1.310%, 2/21/2018	4,361,823
810,000	1.310%, 2/22/2018	809,381
2,300,000	1.275%, 2/23/2018	2,298,208
10,545,000	1.256%, 2/27/2018	10,535,432
9,840,000	1.318%, 2/28/2018	9,830,270
9,588,000	1.318%, 3/2/2018	9,577,821
2,470,000	1.320%, 3/6/2018	2,467,011
875,000	1.314%, 3/7/2018	873,914
9,350,000	1.322%, 3/9/2018	9,337,640
1,990,000	1.330%, 3/22/2018	1,986,398
2,110,000	1.380%, 3/28/2018	2,105,551
1,600,000	1.405%, 4/4/2018	1,596,128
6,180,000	1.424%, 4/11/2018	6,163,134
3,045,000	1.426%, 4/13/2018	3,036,437
2,750,000	1.435%, 4/18/2018	2,741,669
7,260,000	1.440%, 4/25/2018	7,235,897
3,760,000	1.441%, 4/27/2018	3,747,203
7,000,000	1.459% (LIBOR 1M + -10.000%), 12/14/2018[b]	7,000,000
4,290,000	1.461% (LIBOR 1M + -10.000%), 12/21/2018[b]	4,290,000
	Federal Home Loan Mortgage Corporation
3,500,000	1.130% (LIBOR 3M + -28.000%), 8/10/2018[b]	3,500,000
	Federal National Mortgage Association
3,500,000	0.875%, 2/8/2018	3,499,820
3,700,000	1.330%, 3/21/2018	3,693,439

Principal Amount	U.S. Government Agency Debt (81.0%)[a]	Value
	Overseas Private Investment Corporation
$6,300,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	$6,300,000
4,270,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,270,000
8,720,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	8,720,000
4,500,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,500,000
3,620,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	3,620,000
4,100,000	1.500% (T-BILL 3M + 7.000%), 2/7/2018[b]	4,100,000
6,886,200	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	6,886,200
3,600,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	3,600,000
3,230,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	3,230,000
4,700,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,700,000
3,570,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	3,570,000
4,500,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,500,000
4,256,604	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,256,604
4,989,180	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,989,180
5,701,754	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	5,701,754
4,868,421	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	4,868,421
2,280,711	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	2,280,711
1,153,851	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	1,153,851
6,475,472	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	6,475,472
2,200,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	2,200,000
3,725,000	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	3,725,000
8,159,619	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	8,159,619
5,303,400	1.500% (T-BILL 3M FLAT), 2/7/2018[b]	5,303,400
3,550,000	1.500%, 3/17/2018	3,596,746
4,350,000	1.692%, 4/12/2018	4,354,071
2,900,000	1.380%, 4/30/2018	2,930,263
3,520,000	1.700%, 11/13/2018	3,532,997
6,150,000	1.770%, 11/20/2018	6,171,563

	Total	316,790,858

Principal Amount	U.S. Treasury Debt (21.9%)[a]	Value
	U.S. Treasury Bills
4,100,000	1.235%, 2/8/2018	4,099,015
7,625,000	1.445%, 3/1/2018	7,616,432
3,575,000	1.282%, 3/8/2018	3,570,546
4,000,000	1.366%, 3/22/2018	3,992,563
11,200,000	1.410%, 3/29/2018	11,175,432
8,000,000	1.426%, 4/5/2018	7,980,043
3,600,000	1.422%, 4/12/2018	3,590,047
3,600,000	1.452%, 4/19/2018	3,588,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

MONEY MARKET FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	U.S. Treasury Debt (21.9%)[a]	Value
	U.S. Treasury Bonds
$4,060,000	3.500%, 2/15/2018	$4,063,597
	U.S. Treasury Notes
4,100,000	1.000%, 2/15/2018	4,099,610
4,060,000	2.750%, 2/28/2018	4,064,724
10,640,000	1.625% (USBMMY 3M + 19.000%), 4/30/2018[b]	10,641,992
12,450,000	1.609% (USBMMY 3M + 17.400%), 7/31/2018[b]	12,450,743
4,500,000	1.575% (USBMMY 3M + 14.000%), 1/31/2019[b]	4,500,861

	Total	85,434,425

	Total Investments (at amortized cost) 102.9%	$402,225,283

	Other Assets and Liabilities, Net (2.9)%	(11,455,584)

	Total Net Assets 100.0%	$390,769,699

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MONEY MARKET FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	316,790,858	–	316,790,858	–
U.S. Treasury Debt	85,434,425	–	85,434,425	–
Total Investments at Amortized Cost	$402,225,283	$–	$402,225,283	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Alabama (0.4%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,566,120
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,149,130
1,250,000	5.000%, 6/1/2033, Ser. A	1,431,063
	UAB Medicine Finance Auth. Rev.
2,000,000	5.000%, 9/1/2041, Ser. B	2,285,080

	Total	6,431,393

Alaska (0.5%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
3,810,000	0.940%, 12/1/2029[b]	3,810,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
4,100,000	0.940%, 10/1/2025[b]	4,100,000

	Total	7,910,000

Arizona (1.2%)
	Arizona Board of Regents State University System Rev. Green Bonds
1,000,000	5.000%, 7/1/2042, Ser. B	1,146,920
	Arizona Board of Regents State University System Rev. Refg.
750,000	5.000%, 7/1/2042, Ser. B	864,233
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Aa	1,662,420
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,775,428
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	830,857
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,117,650
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,333,270
750,000	5.000%, 6/1/2037, Ser. A	846,248
320,000	5.000%, 6/1/2038, Ser. A	360,320
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. Aa	3,321,110
	5.000%, 7/1/2047, Ser. A,
2,000,000	AMT	2,249,020
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,569,639
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	545,120

	Total	18,622,235

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Arkansas (0.5%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
$1,695,000	4.000%, 11/1/2027, Ser. 2011	$1,792,208
	University of Arkansas Rev. Refg.
900,000	5.000%, 11/1/2037, Ser. A	1,038,294
1,300,000	5.000%, 11/1/2046, Ser. A	1,488,981
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	756,756
	University of Arkansas Rev. Student Fee (Community College at Morrilton)
570,000	5.000%, 5/1/2046	648,700
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,297,248
825,000	5.000%, 11/1/2041, Ser. A	941,292

	Total	7,963,479

California (11.9%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,650,572
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,471,800
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,998,900
	California Health Fac. Financing Auth. Rev.
6,225,000	5.000%, 11/15/2056, Ser. A	7,097,994
1,750,000	5.000%, 8/15/2055	1,978,060
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,036,350
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034[a]	1,545,090
2,000,000	5.000%, 10/1/2042	2,185,020
	California State Educational Fac. Auth. Rev. (Stanford University)
8,300,000	5.000%, 5/1/2045, Ser. U-6	11,002,563
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	3,731,806
10,000	5.250%, 4/1/2029	10,034
5,000,000	6.000%, 4/1/2038	5,241,850
5,000,000	6.000%, 11/1/2039	5,360,350
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,126,741
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Ca	5,581,400
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	482,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
California (11.9%) - continued
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
$10,050,000	6.000%, 8/1/2033, Ser. Aa	$10,738,827
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,102,340
5,000,000	5.000%, 1/1/2034, Ser. I	5,235,200
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	8,576,240
	Los Angeles, CA Department of Water & Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,946,610
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	4,144,300
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
1,940,000	7.600%, 5/1/2023, Ser. Aa,c	2,234,783
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
690,000	7.500%, 5/1/2023, Ser. Aa,c	793,859
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,352,850
	San Diego Unified School District G.O.
10,000,000	0.000%, 7/1/2033, Ser. Aa,d	11,437,400
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,622,720
7,030,000	6.000%, 5/1/2039, Ser. E	7,415,666
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,686,611
5,700,000	5.000%, 5/1/2047, Ser. B	6,574,551
	San Jose, CA Redevelopment Agency Successor Agency Tax Allocation Refg.
6,000,000	5.000%, 8/1/2035, Ser. A	7,077,660
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,122,700
	State of California
560,000	5.250%, 3/1/2038[a]	561,842
	State of California Department of Water Resources Rev. Refg. (Central Valley)
1,500,000	5.000%, 12/1/2031, Ser. AX	1,810,470
1,000,000	5.000%, 12/1/2032, Ser. AX	1,204,090
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. Aa	2,077,740
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,301,200
	University of California Rev.
810,000	5.250%, 5/15/2039, Ser. Oa	849,382
2,765,000	5.250%, 5/15/2039, Ser. Oa	2,901,259

Principal Amount	Long-Term Fixed Income (99.5%)	Value
California (11.9%) - continued
$1,425,000	5.250%, 5/15/2039, Ser. Oa	$1,494,284

	Total	187,763,177

Colorado (4.2%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	519,785
200,000	5.000%, 6/1/2021	217,884
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,010,300
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,044,010
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
4,000,000	5.000%, 9/1/2046	4,382,280
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Evangelical Lutheran Good Samaritan Society)
2,500,000	5.000%, 6/1/2047	2,760,575
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
500,000	5.000%, 5/15/2030	567,915
385,000	5.000%, 5/15/2031	435,647
300,000	5.000%, 5/15/2032	339,210
3,000,000	5.750%, 5/15/2036[a]	3,038,280
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,339,800
500,000	5.625%, 6/1/2043	563,400
	Colorado High Performance Transportation Enterprise Rev.
6,300,000	5.000%, 12/31/2047	6,863,598
	Colorado School of Mines Institutional Enterprise Rev.
1,740,000	5.000%, 12/1/2047, Ser. A	1,991,256
	Denver, CO Health & Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,315,600
	Denver, CO Health & Hospital Auth. Healthcare Rev. Refg.
1,500,000	5.000%, 12/1/2034, Ser. A*	1,663,320
	Eagle County, CO Air Terminal Corporation Rev. (Airport Terminal)
1,000,000	5.000%, 5/1/2041, AMT	1,114,230
	Park Creek, CO Metropolitan District Rev.
3,000,000	5.000%, 12/1/2041	3,344,880
2,250,000	5.000%, 12/1/2046	2,500,470
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,369,157
1,000,000	5.000%, 12/1/2024	1,153,340
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021*	1,075,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Colorado (4.2%) - continued
$500,000	5.000%, 12/1/2022*	$542,530
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,313,712
3,250,000	5.000%, 6/1/2033, Ser. Aa	3,818,523
9,790,000	5.000%, 6/1/2033[a]	10,828,230
3,000,000	5.000%, 6/1/2034, Ser. Aa	3,524,790

	Total	65,638,672

Connecticut (<0.1%)
	Connecticut State Health & Educational Facility Authority Rev. Refg.
600,000	5.000%, 7/1/2042, Ser. I-1	675,738

	Total	675,738

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Rev. Refg.
5,225,000	5.000%, 12/1/2028, Ser. C	5,542,158
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,670,080

	Total	12,212,238

Florida (6.2%)
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,168,030
1,500,000	5.000%, 10/1/2031, Ser. B	1,749,780
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,135,900
	CityPlace Community Development District Special Assessment and Rev.
2,000,000	5.000%, 5/1/2026	2,240,760
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,255,866
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	668,223
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	776,734
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,155,240
840,000	5.000%, 10/1/2031, Ser. B	967,890
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. Ca	1,585,155
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,185,317
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	805,411
	Higher Educational Fac. Financing Auth., FL Educational Fac. Rev. (Ringling College)
7,225,000	5.000%, 3/1/2042	7,908,557
	Jacksonville, FL Port Auth. Rev. Refg.
2,545,000	5.000%, 11/1/2038, Ser. A, AMT	2,761,503

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Florida (6.2%) - continued
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
$1,500,000	5.250%, 9/15/2044	$1,584,795
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	7,993,575
8,000,000	5.500%, 10/1/2041, Ser. A	8,477,440
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,580,250
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[a,c]	2,109,880
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,272,424
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
1,390,000	6.250%, 10/1/2018, Ser. Aa,c	1,433,035
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Aa	3,881,520
4,095,000	5.000%, 7/1/2035, Ser. Ca	4,410,192
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,291,090
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,572,200
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Aa	7,161,520
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,553,950

	Total	97,686,237

Georgia (0.5%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,091,080
500,000	5.000%, 1/1/2034, Ser. C, AMT	545,150
500,000	5.000%, 1/1/2037, Ser. C, AMT	544,175
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,629,801
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,895,700
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
680,000	6.100%, 10/1/2019[a,c]	710,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Georgia (0.5%) - continued
	Georgia Refg. Electric Auth. Rev.
$610,000	5.000%, 1/1/2035, Ser. A	$678,802

	Total	8,094,954

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,287,365
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,109,100
5,395,000	5.250%, 11/15/2037	5,983,001
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,770,464
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,445,440
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	403,952
	Honolulu, HI City & County Wastewater System Rev. Refg.
4,505,000	5.000%, 7/1/2036, Ser. B	5,199,446

	Total	24,198,768

Idaho (0.2%)
	Idaho Health Fac. Auth. Rev. Refg. (Trinity Health Credit Group)
2,130,000	5.000%, 12/1/2047	2,410,755

	Total	2,410,755

Illinois (6.0%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,471,755
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,341,920
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,261,859
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,109,940
1,000,000	5.000%, 1/1/2047, Ser. D, AMT	1,109,940
	Chicago, IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,369,728
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Aa	4,612,411
1,000,000	5.000%, 10/1/2041	1,123,950
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,142,630
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,216,500
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	3,868,809

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Illinois (6.0%) - continued
	Illinois Finance Auth. Rev. Refg. (Northwestern Memorial Healthcare)
$4,000,000	5.000%, 7/15/2042	$4,598,440
	Illinois Finance Auth. Rev. Refg. (Rosalind Franklin University)
2,100,000	5.000%, 8/1/2047, Ser. A	2,261,133
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL- RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,078,338
	Illinois Finance Auth. Student Housing & Academic Fac. Rev. (CHF - Chicago, LLC - University of IL at Chicago)
1,000,000	5.000%, 2/15/2047	1,087,720
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,015,000	6.000%, 4/1/2018, Ser. Cc	1,022,318
	Illinois State Finance Auth. Rev.
1,750,000	5.000%, 8/1/2042, Ser. A	1,891,470
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
3,900,000	0.940%, 10/1/2024[b]	3,900,000
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
920,000	5.500%, 6/15/2020[c]	932,484
17,605,000	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured) Zero Coupon, 6/15/2020, Ser. Ac	16,401,874
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,474,451
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,563,140
2,000,000	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) Zero Coupon, 12/15/2047, Ser. Bd	1,054,060
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
1,435,000	6.700%, 11/1/2021, Ser. Ac	1,589,507
	State of Illinois G.O.
7,000,000	5.000%, 11/1/2023, Ser. D	7,481,810
5,000,000	5.000%, 3/1/2027	5,205,500
1,500,000	5.500%, 7/1/2033	1,589,775
1,750,000	5.500%, 7/1/2038	1,850,398
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,624,450

	Total	95,236,310

Indiana (2.5%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,280,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Indiana (2.5%) - continued
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
$1,500,000	6.750%, 3/1/2039, Ser. Aa	$1,584,900
	Indiana Finance Auth. Wastewater Utility Rev. (CWA Auth., Inc.)
6,000,000	5.000%, 10/1/2041, Ser. A	6,821,040
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	454,293
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. Aa	2,048,270
4,155,000	5.000%, 1/1/2042, Ser. Aa	4,604,903
	Indianapolis Local Public Improvement Bank Rev. Refg. (Waterworks)
980,000	5.750%, 1/1/2038, Ser. Aa	1,018,749
4,020,000	5.750%, 1/1/2038, Ser. A	4,171,072
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,967,050
6,965,000	5.000%, 4/1/2042, Ser. A	7,226,605
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,762,725

	Total	39,939,957

Iowa (1.4%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	5,026,145
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029[a]	3,327,365
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,313,908
	Iowa State Finance Auth. Rev. (Lifespace Communities, Inc.)
4,000,000	5.000%, 5/15/2041, Ser. A	4,422,080
	Iowa State Finance Auth. Rev. Refg.
3,000,000	5.000%, 8/1/2042	3,508,860
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. Aa	3,736,184

	Total	21,334,542

Kansas (0.9%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,751,891
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
15,000	6.700%, 6/1/2029, Ser. A-2[c]	15,109

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Kansas (0.9%) - continued
	University of Kansas Hospital Auth. Refg. Rev.
$9,635,000	5.000%, 3/1/2047, Ser. A	$10,798,522

	Total	14,565,522

Kentucky (1.2%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. Aa	6,508,219
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. Aa	5,673,600
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,c	2,607,125
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	835,200
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,910,001

	Total	19,534,145

Louisiana (2.5%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,543,400
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	875,603
850,000	5.000%, 12/1/2027	987,122
350,000	5.000%, 12/1/2029	403,529
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	424,241
1,520,000	5.000%, 11/1/2031	1,694,101
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,435,619
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. Ba	5,364,450
7,000,000	5.000%, 5/1/2045, Ser. Ba	7,510,230
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,536,475
800,000	5.000%, 9/1/2031[c]	904,576
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,187,100
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,751,000
750,000	5.000%, 1/1/2048, Ser. B, AMT	833,662
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,476,302

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Louisiana (2.5%) - continued
$1,500,000	5.000%, 4/1/2031, Ser. B, AMT	$1,614,930
525,000	5.000%, 4/1/2033, Ser. B, AMT	561,372

	Total	40,103,712

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,121,230

	Total	1,121,230

Massachusetts (4.3%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,107,650
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046	7,340,190
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	832,733
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,355,470
	Massachusetts Health & Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	19,803,201
	Massachusetts Health & Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,775,434
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,183,867
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	7,783,752
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	5,906,300

	Total	67,088,597

Michigan (2.6%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
1,270,000	5.700%, 4/1/2020	1,324,013
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,094,170
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	746,154
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,114,013
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	11,247,600

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Michigan (2.6%) - continued
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
$3,250,000	5.000%, 5/15/2026, Ser. Ac	$3,280,550
2,210,000	5.250%, 5/15/2036[a,c]	2,383,574
1,790,000	5.250%, 5/15/2036[c]	1,889,649
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,062,851
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	6,635,820
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	4,668,802

	Total	40,447,196

Minnesota (3.3%)
	Bethel MN Charter School Lease Rev. Refg. (Spectrum High School)
1,000,000	4.250%, 7/1/2047, Ser. A	1,015,500
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	276,535
500,000	5.000%, 2/1/2034	546,190
750,000	5.000%, 2/1/2039	813,765
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	341,142
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,673,975
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,645,056
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,908,918
	Minnesota Higher Education Fac. Auth. Rev. Refg. (Gustavus Adolphus College)
4,250,000	5.000%, 10/1/2047	4,794,723
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	230,642
150,000	5.000%, 10/1/2030	172,784
200,000	5.000%, 10/1/2032	230,776
175,000	5.000%, 10/1/2033	201,348
1,500,000	5.000%, 10/1/2047	1,695,555
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	4,325,040
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,081,570
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	133,169
1,915,000	5.125%, 5/1/2030, Ser. Aa	2,059,850
1,000,000	5.000%, 5/1/2046, Ser. A	1,118,940
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
5,745,000	5.750%, 7/1/2039[a]	6,085,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Minnesota (3.3%) - continued
	St. Paul, MN Housing & Redevelopment Auth. Health Care Fac. Rev. Refg. (HealthPartners Obligated Group)
$5,945,000	5.000%, 7/1/2032, Ser. A	$6,692,108
	St. Paul, MN Housing & Redevelopment Auth. Health Care Rev. Refg. (Fairview Health Services)
6,945,000	5.000%, 11/15/2047, Ser. A	7,863,129
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,826,623
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,135,450
1,000,000	5.000%, 1/1/2034, Ser. A	1,133,100
300,000	5.000%, 1/1/2035, Ser. A	339,753
1,000,000	5.000%, 1/1/2040, Ser. A	1,126,660
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	517,405

	Total	51,984,925

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,888,110
	Mississippi Development Bank S.O. (Desoto County Highway Construction)
3,180,000	5.000%, 1/1/2030	3,523,663

	Total	5,411,773

Missouri (0.4%)
	City of St. Louis, MO Airport Rev. (AGM Insured)
1,000,000	5.000%, 7/1/2047, Ser. Cc	1,140,050
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	833,012
925,000	5.000%, 2/15/2022	1,014,364
1,680,000	5.000%, 2/15/2034	1,773,408
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,080,790

	Total	5,841,624

Nebraska (1.7%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,064,400
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,801,075
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,456,056
	Omaha, NE Public Power District Electric Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,229,060

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Nebraska (1.7%) - continued
	Omaha, NE Public Power District Electric Rev. Refg.
$2,260,000	5.000%, 2/1/2042, Ser. A	$2,623,453
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,546,950
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,103,640
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,401,848
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. Ba	1,806,504

	Total	26,032,986

Nevada (0.3%)
	City of Carson City, NV Hospital Rev. (Carson Tahoe Regional Medical Center)
1,500,000	5.000%, 9/1/2042, Ser. A	1,657,320
3,250,000	5.000%, 9/1/2047, Ser. A	3,577,080

	Total	5,234,400

New Hampshire (0.1%)
	New Hampshire State Turnpike System Rev. Refg.
2,000,000	5.000%, 10/1/2019	2,112,520

	Total	2,112,520

New Jersey (1.5%)
	New Jersey Economic Development Auth. Rev.
4,350,000	5.000%, 6/15/2042, Ser. D	4,644,843
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. Aa	1,060,290
	New Jersey Transportation Trust Fund Auth. Rev.
1,000,000	5.250%, 6/15/2033, Ser. AA	1,093,060
1,645,000	5.250%, 6/15/2034, Ser. AA	1,790,369
	New Jersey Transportation Trust Fund Auth. Rev. Federal Highway Reimbursement Notes
10,000,000	5.000%, 6/15/2023, Ser. A-2	10,116,600
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,598,880
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,785,376

	Total	24,089,418

New York (7.8%)
	Buffalo & Erie County, NY Industrial Land Development Corporation Rev.
1,500,000	5.000%, 8/1/2047, Ser. A	1,576,380
	City of New York G.O.
1,920,000	5.000%, 8/1/2032, Ser. A	2,212,435
	Hudson, NY Yards Infrastructure Corporation Rev. Refg.
2,000,000	5.000%, 2/15/2042, Ser. A	2,294,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
New York (7.8%) - continued
	Metropolitan Transportation Auth. NY Rev. Refg.
$2,190,000	5.000%, 11/15/2035	$2,575,221
	Monroe County Industrial Development Corporation Rev. (University of Rochester)
1,000,000	5.000%, 7/1/2030	1,188,220
800,000	5.000%, 7/1/2031	945,472
1,550,000	5.000%, 7/1/2031	1,831,852
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,585,000	5.750%, 6/15/2040, Ser. A	8,716,780
3,250,000	5.375%, 6/15/2043, Ser. EE	3,573,440
7,510,000	5.000%, 6/15/2046, Ser. B	8,655,725
	New York City Transitional Finance Auth. Future Tax Secured Rev.
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,627,800
13,085,000	5.000%, 5/1/2042, Ser. F-1	15,069,995
6,000,000	5.000%, 2/1/2043, Ser. A	6,884,040
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	15,552
235,000	5.000%, 2/15/2029, Ser. A	243,126
4,875,000	5.000%, 2/15/2029, Ser. Aa	5,054,351
5,000,000	5.000%, 3/15/2039, Ser. C	5,680,750
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,133,000
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1[a]	4,025,458
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,289,160
2,500,000	5.000%, 9/1/2035	2,873,750
2,500,000	5.000%, 9/1/2036	2,870,475
5,000,000	5.000%, 9/1/2039	5,718,150
	Port Auth. of New York & New Jersey Rev. Refg.
5,000,000	5.000%, 9/15/2034, Ser. 207, AMT[e]	5,772,600
1,715,000	5.000%, 9/15/2048, Ser. 207, AMT[e]	1,951,378
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B-3	2,953,436
1,000,000	5.250%, 11/15/2045, Ser. A	1,165,440

	Total	122,898,046

North Carolina (1.2%)
	Charlotte, NC, Rev. (Charlotte Douglas International Airport)
1,500,000	5.000%, 7/1/2042, Ser. A	1,735,095
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,110,640
1,000,000	5.000%, 4/1/2033	1,108,100
	North Carolina Eastern Municipal Power Agency Power System Rev.
2,580,000	5.000%, 1/1/2021, Ser. Aa	2,817,927

Principal Amount	Long-Term Fixed Income (99.5%)	Value
North Carolina (1.2%) - continued
$1,475,000	6.000%, 1/1/2026, Ser. Aa	$1,711,723
	North Carolina Medical Care Commission Health System Rev. Refg. (Mission Health Combined Group)
1,000,000	5.000%, 10/1/2035	1,155,770
500,000	5.000%, 10/1/2036	576,530
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	954,091
360,000	5.000%, 1/1/2030, Ser. A	370,789
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,210,434
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	1,957,227

	Total	18,708,326

North Dakota (0.4%)
	Grand Forks, ND Altru Health System Rev.
3,890,000	5.000%, 12/1/2042, Ser. A	4,303,390
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,659,361

	Total	5,962,751

Ohio (5.7%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,119,130
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,274,140
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	16,294,637
	City of Toledo, OH Water System Rev. Improvements
2,455,000	5.000%, 11/15/2036	2,829,608
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,778,775
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,655,263
	County of Franklin OH Rev. (Trinity Health Credit Group)
1,000,000	5.000%, 12/1/2047	1,130,920
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,778,760
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,156,730
	Hamilton County, OH Health Care Improvement Rev. Refg. (Life Enriching Communities)
1,800,000	5.000%, 1/1/2046	1,937,466
	Kent State University General Receipts Rev.
1,000,000	5.000%, 5/1/2021	1,099,140
2,000,000	5.000%, 5/1/2029	2,333,160
1,500,000	5.000%, 5/1/2037, Ser. A	1,648,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Ohio (5.7%) - continued
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
$1,360,000	5.125%, 8/15/2025	$1,460,518
1,750,000	5.500%, 8/15/2030	1,881,110
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,754,000
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,859,129
	Ohio Higher Educational Fac. Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[a]	3,507,031
1,505,000	5.250%, 7/1/2044	1,595,150
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,498,500
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,080,000	6.500%, 10/1/2020, Ser. B	1,155,611
2,745,000	5.000%, 12/1/2028	3,154,773
	Ohio State Higher Educational Fac. Commission Rev. (Kenyon College)
3,025,000	5.000%, 7/1/2042	3,414,620
	Ohio State Turnpike Commission Rev.
8,570,000	0.000%, 2/15/2034[d]	8,216,573
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,305,740
10,000,000	5.500%, 2/15/2026, Ser. Ac	11,923,300

	Total	90,762,044

Oklahoma (1.2%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,893,235
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,361,710
	Oklahoma State Turnpike Auth.
1,000,000	5.000%, 1/1/2047, Ser. C	1,144,450
	Oklahoma State Turnpike Auth. Rev.
2,500,000	5.000%, 1/1/2042, Ser. A	2,844,175
	Oklahoma State Turnpike Auth. Rev. Refg.
500,000	5.000%, 1/1/2028, Ser. A	543,875
	Oklahoma State Water Resources Board Loan Program Rev.
2,005,000	5.000%, 10/1/2040, Ser. A	2,307,214

	Total	19,094,659

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. Aa	317,178
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,165,446

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Oregon (0.3%) - continued
$5,000,000	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O. Zero Coupon, 6/15/2028, Ser. B	$3,649,300

	Total	5,131,924

Pennsylvania (2.6%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
2,100,000	5.625%, 8/15/2039	2,210,313
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
205,000	6.125%, 1/1/2029	211,669
1,860,000	6.125%, 1/1/2029[a]	1,938,101
1,350,000	5.000%, 1/1/2038	1,464,723
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,464,337
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,366,870
4,950,000	5.000%, 12/1/2046, Ser. A-1	5,535,387
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
5,000,000	6.250%, 6/1/2038, Ser. Ca,c	5,081,750
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,440,000	6.250%, 6/1/2033, Ser. Cc	12,950,194
	Philadelphia, PA Airport Rev. Refg.
1,000,000	5.000%, 7/1/2047, Ser. B, AMT	1,120,240

	Total	41,343,584

South Carolina (1.9%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
330,000	5.000%, 3/1/2024, Ser. B	385,381
425,000	5.000%, 3/1/2025, Ser. B	501,704
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,089,264
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	11,198,496
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,243,625
2,890,000	5.000%, 10/1/2031, Ser. B	3,145,274
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039[a]	2,389,635
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,487,240

	Total	30,440,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
$1,000,000	5.000%, 4/1/2033, Ser. B	$1,138,720
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023[a]	1,082,170
820,000	5.000%, 9/1/2025[a]	887,379
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,317,625

	Total	4,425,894

Tennessee (0.3%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	558,502
930,000	5.750%, 4/1/2041	936,036
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	579,165
450,000	5.000%, 11/1/2032	520,645
1,275,000	5.000%, 11/1/2034	1,470,878
250,000	5.000%, 11/1/2036	287,738

	Total	4,352,964

Texas (9.7%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,047,430
2,000,000	6.000%, 8/15/2043	2,295,680
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
1,000,000	5.000%, 8/15/2036, Ser. Ac	1,152,060
4,605,000	5.000%, 8/15/2039[c]	5,150,784
2,000,000	5.000%, 8/15/2046, Ser. Ac	2,268,620
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. Aa	4,493,680
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,587,640
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
3,600,000	0.940%, 6/1/2020[b]	3,600,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,110,914
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
4,500,000	0.940%, 3/1/2024[b]	4,500,000
3,900,000	0.940%, 3/1/2024[b]	3,900,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	0.000%, 8/15/2024[c]	6,016,430
	Harris County, TX Toll Road Rev. Refg.
5,000,000	5.000%, 8/15/2047, Ser. A	5,647,650

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Texas (9.7%) - continued
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
$10,000,000	5.750%, 12/1/2032, Ser. Aa,c	$13,633,000
	Lake Travis Independent School District G.O. Refg. (PSF-GTD Insured)
1,000,000	5.000%, 2/15/2031[c]	1,182,440
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,188,822
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,096,410
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,179,750
2,000,000	5.250%, 2/1/2029[c]	2,493,260
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,735,800
	North Texas Tollway Auth. System Rev.
15,000,000	5.000%, 9/1/2030, Ser. Da	16,673,550
	North Texas Tollway Auth. System Rev. Refg.
5,000,000	5.000%, 1/1/2042, Ser. B	5,434,000
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	0.000%, 1/1/2028, Ser. Dc	3,678,550
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,475,517
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. Aa	2,677,275
350,000	6.500%, 8/15/2039, Ser. Aa	376,142
1,650,000	6.500%, 8/15/2039, Ser. Aa	1,773,238
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,130,000	5.000%, 6/1/2046	2,360,679
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Aa	2,245,580
	Socorro, TX Independent School District G.O. (PSF-GTD Insured)
75,000	5.000%, 8/15/2034[c]	80,729
1,925,000	5.000%, 8/15/2034[a,c]	2,085,526
	Southwest TX Higher Education Auth. Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041[a]	1,848,716

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Texas (9.7%) - continued
	Southwest TX Higher Education Auth. Rev. Refg. (Southern Methodist University)
$600,000	5.000%, 10/1/2039	$690,216
600,000	5.000%, 10/1/2040	689,682
700,000	5.000%, 10/1/2041	803,999
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	15,901,219
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	2,939,825
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,310,025
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,094,780
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,046,850

	Total	152,466,468

Utah (1.7%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,145,601
	Salt Lake City, UT Airport Rev.
1,000,000	5.000%, 7/1/2042, Ser. A, AMT	1,130,530
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,399,000
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
1,085,000	5.000%, 5/15/2023, Ser. A	1,250,419
3,175,000	5.000%, 5/15/2043	3,447,860
1,610,000	5.000%, 5/15/2045, Ser. A	1,786,681
7,500,000	5.000%, 5/15/2046, Ser. B	8,517,900
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,070,400

	Total	26,748,391

Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
3,000,000	5.000%, 12/1/2035, Ser. A	3,387,330
1,000,000	5.000%, 12/1/2036, Ser. A	1,126,000

	Total	4,513,330

Virginia (3.2%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. Ca	1,045,440
2,405,000	5.000%, 5/15/2044, Ser. A	2,693,792
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
1,320,000	5.250%, 8/15/2019	1,370,385
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034[a]	11,046,700

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Virginia (3.2%) - continued
	Virginia Port Auth. Port Fac. Rev.
$2,000,000	5.000%, 7/1/2040[a]	$2,097,540
	Virginia Small Business Financing Auth. Private Activity Rev. (Transform 66 P3)
20,185,000	5.000%, 12/31/2052, AMT	22,270,716
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,910,000	6.000%, 1/1/2037, AMT	10,058,232

	Total	50,582,805

Washington (3.4%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	910,435
	Clark County, WA Public Utility District No. 1 Generating System Rev. Refg.
2,480,000	5.000%, 1/1/2024	2,861,573
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,685,612
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,493,656
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	697,865
1,000,000	5.000%, 6/1/2020, AMT	1,068,190
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,147,400
	State of Washington Various Purpose G.O.
12,095,000	5.000%, 8/1/2030, Ser. A	13,859,781
5,310,000	5.000%, 8/1/2042, Ser. A	6,143,989
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	2,880,623
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,305,850
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,324,227
	Washington Higher Education Fac. Auth. Rev. Refg. (Gonzaga University)
3,120,000	5.000%, 4/1/2029, Ser. Ba	3,244,737
2,205,000	5.000%, 4/1/2029, Ser. Ba	2,294,457
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034[a]	1,379,500
1,000,000	5.625%, 10/1/2040[a]	1,065,290

	Total	53,363,185

Wisconsin (2.4%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,331,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.5%)	Value
Wisconsin (2.4%) - continued
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
$3,520,000	5.875%, 2/15/2039[a]	$3,681,814
	Wisconsin Health & Educational Fac. Auth. Rev. (Marshfield Clinic Health Systems)
2,000,000	5.000%, 2/15/2046, Ser. A	2,182,200
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,602,177
1,195,000	5.000%, 12/15/2039	1,300,710
2,500,000	5.000%, 12/15/2044	2,705,250
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	10,488,541
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	8,934,160

	Total	38,226,442

Wyoming (0.1%)
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
2,175,000	5.750%, 10/1/2020	2,289,035

	Total	2,289,035

	Total Long-Term Fixed Income (cost $1,507,599,956)	1,570,996,970

	Total Investments (cost $1,507,599,956) 99.5%	$1,570,996,970

	Other Assets and Liabilities, Net 0.5%	7,761,192

	Total Net Assets 100.0%	$1,578,758,162

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Municipal Bond Fund as of January 31, 2018 was $3,281,800 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
Denver, CO Health & Hospital Auth. Healthcare Rev. Refg., 12/1/2034	8/23/2017	$1,659,554
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2022	1/23/2013	527,364
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2021	1/23/2013	1,049,645

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

MUNICIPAL BOND FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	197,922,873	–	197,922,873	–
Electric Revenue	54,333,409	–	54,333,409	–
Escrowed/Pre-refunded	303,525,902	–	303,525,902	–
General Obligation	160,541,142	–	160,541,142	–
Health Care	238,853,826	–	238,853,826	–
Housing Finance	26,147,720	–	26,147,720	–
Industrial Development Revenue	14,492,285	–	14,492,285	–
Other Revenue	129,276,171	–	129,276,171	–
Tax Revenue	89,442,176	–	89,442,176	–
Transportation	251,458,743	–	251,458,743	–
Water & Sewer	105,002,723	–	105,002,723	–
Total Investments at Value	$1,570,996,970	$–	$1,570,996,970	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (30.9%)[a]	Value
Basic Materials (2.4%)
	Arch Coal, Inc., Term Loan
$1,034,787	4.823%, (LIBOR 1M + 3.250%), 3/7/2024[b]	$1,042,548
	Big River Steel, LLC, Term Loan
1,037,400	6.693%, (LIBOR 3M + 5.000%), 8/15/2023[b,c]	1,060,741
	Chemours Company, Term Loan
1,306,827	4.080%, (LIBOR 1M + 2.500%), 5/12/2022[b]	1,316,354
	CONSOL Mining Corporation, Term Loan
1,040,000	7.470%, (LIBOR 3M + 6.000%), 10/30/2022[b]	1,059,937
	Contura Energy, Inc., Term Loan
1,736,663	6.630%, (LIBOR 2M + 5.000%), 3/17/2024[b]	1,732,321
	Ineos Finance, LLC, Term Loan
3,320,000	3.574%, (LIBOR 1M + 2.000%), 3/31/2024[b]	3,334,542
	Peabody Energy Corporation, Term Loan
1,134,718	5.074%, (LIBOR 1M + 3.500%), 3/31/2022[b]	1,149,378
	Tronox Finance, LLC, Term Loan
716,512	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	722,910
1,653,488	4.693%, (LIBOR 3M + 3.000%), 9/14/2024[b]	1,668,254

	Total	13,086,985

Capital Goods (2.1%)
	Advanced Disposal Services, Inc., Term Loan
1,895,132	3.715%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,906,541
	Berry Plastics Corporation, Term Loan
1,733,766	3.804%, (LIBOR 1M + 2.250%), 1/19/2024[b]	1,745,087
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,710,557	5.568%, (LIBOR 1M + 4.000%), 11/30/2023[b]	2,737,662
	Navistar, Inc., Term Loan
1,945,000	5.060%, (LIBOR 1M + 3.500%), 11/3/2024[b]	1,960,405
	Reynolds Group Holdings, Inc., Term Loan
814,708	4.324%, (LIBOR 1M + 2.750%), 2/5/2023[b]	820,631
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,282,750	4.573%, (LIBOR 1M + 3.000%), 5/15/2022[b,c]	2,288,457

	Total	11,458,783

Communications Services (9.8%)
	Altice Financing SA, Term Loan
893,250	4.470%, (LIBOR 3M + 2.750%), 7/15/2025[b]	881,531
39,900	4.470%, (LIBOR 3M + 2.750%), 10/6/2026[b]	39,301

Principal Amount	Bank Loans (30.9%)[a]	Value
Communications Services (9.8%) - continued
	Altice US Finance I Corporation, Term Loan
$1,119,375	3.823%, (LIBOR 1M + 2.250%), 7/14/2025[b]	$1,120,774
	CBS Radio, Inc., Term Loan
445,000	4.172%, (LIBOR 3M + 2.750%), 10/17/2023[b]	447,701
	Cengage Learning Acquisitions, Term Loan
2,186,793	5.810%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,120,096
	CenturyLink, Inc., Term Loan
2,155,000	4.317%, (LIBOR 1M + 2.750%), 1/31/2025[b]	2,121,339
	Charter Communications Operating, LLC, Term Loan
1,905,000	3.580%, (LIBOR 1M + 2.000%), 4/13/2025[b]	1,915,420
	Coral-US Co-Borrower, LLC, Term Loan
4,375,000	5.074%, (LIBOR 1M + 3.500%), 11/19/2024[b]	4,393,769
	CSC Holdings, LLC, Term Loan
1,483,787	3.810%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,485,331
	Frontier Communications Corporation, Term Loan
1,915,375	5.330%, (LIBOR 1M + 3.750%), 6/1/2024[b]	1,875,478
	Hargray Merger Subsidiary Corporation, Term Loan
1,200,197	4.573%, (LIBOR 1M + 3.000%), 3/24/2024[b]	1,207,194
	Intelsat Jackson Holdings SA, Term Loan
1,525,000	5.212%, (LIBOR 2M + 3.750%), 11/27/2023[b]	1,512,205
	Level 3 Financing, Inc., Term Loan
2,765,000	3.696%, (LIBOR 3M + 2.250%), 2/22/2024[b]	2,776,530
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	5.220%, (LIBOR 2M + 3.500%), 1/7/2022[b]	2,199,174
445,000	8.470%, (LIBOR 3M + 6.750%), 7/7/2023[b,c]	404,950
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,266,553	5.573%, (LIBOR 1M + 4.000%), 5/4/2022[b]	3,258,386
	Mediacom Illinois, LLC, Term Loan
794,000	3.720%, (LIBOR 1W + 2.250%), 2/15/2024[b,c]	802,932
	NEP/NCP Holdco, Inc., Term Loan
2,322,315	4.823%, (LIBOR 1M + 3.250%), 7/21/2022[b]	2,327,401
	New LightSquared, Term Loan
522,854	10.713%, PIK 9.817%, (LIBOR 3M + 8.750%), 12/7/2020[b,d]	483,640
	Radiate Holdco, LLC, Term Loan
4,020,000	0.000%, (LIBOR 3M + 3.000%), 2/1/2024[b,e,f]	4,030,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (30.9%)[a]	Value
Communications Services (9.8%) - continued
	Raycom TV Broadcasting, LLC, Term Loan
$1,441,388	4.311%, (LIBOR 1M + 2.750%), 8/18/2024[b]	$1,444,991
	SBA Senior Finance II, LLC, Term Loan
718,901	3.830%, (LIBOR 1M + 2.250%), 3/24/2021[b]	723,494
370,500	3.830%, (LIBOR 1M + 2.250%), 6/10/2022[b]	372,560
	SFR Group SA, Term Loan
808,887	4.522%, (LIBOR 3M + 2.750%), 6/22/2025[b]	775,521
	Sinclair Television Group, Inc., Term Loan
3,310,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,e,f]	3,337,572
	Sprint Communications, Inc., Term Loan
3,265,325	4.125%, (LIBOR 1M + 2.500%), 2/2/2024[b]	3,272,117
	Unitymedia Finance, LLC, Term Loan
1,840,000	3.809%, (LIBOR 3M + 2.250%), 1/20/2026[b]	1,842,815
	Univision Communications, Inc., Term Loan
1,885,529	4.324%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,886,208
	Virgin Media Bristol, LLC, Term Loan
2,410,000	4.059%, (LIBOR 1M + 2.500%), 1/31/2026[b]	2,423,400
	WideOpenWest Finance, LLC, Term Loan
1,451,362	4.811%, (LIBOR 1M + 3.250%), 8/6/2023[b]	1,450,158

	Total	52,932,762

Consumer Cyclical (4.0%)
	Amaya Holdings BV, Term Loan
2,364,821	5.193%, (LIBOR 3M + 3.500%), 8/1/2021[b]	2,381,824
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,860,338	4.060%, (LIBOR 1M + 2.500%), 11/9/2024[b]	1,864,988
	Ceridian HCM Holding, Inc., Term Loan
831,211	5.067%, (LIBOR 1M + 3.500%), 9/15/2020[b]	835,575
	Eldorado Resorts, Inc., Term Loan
504,768	3.839%, (LIBOR 1M + 2.250%), 4/17/2024[b,c]	507,923
	Four Seasons Hotels, Ltd., Term Loan
1,528,421	4.073%, (LIBOR 1M + 2.500%), 11/30/2023[b]	1,542,116
	Golden Entertainment, Inc., Term Loan
2,625,000	4.570%, (LIBOR 1M + 3.000%), 8/15/2024[b]	2,641,406
410,000	8.570%, (LIBOR 1M + 7.000%), 8/15/2025[b,c]	412,050
	Golden Nugget, Inc., Term Loan
2,114,287	4.875%, (LIBOR 2M + 3.250%), 10/4/2023[b]	2,137,861

Principal Amount	Bank Loans (30.9%)[a]	Value
Consumer Cyclical (4.0%) - continued
	IMG Worldwide, Inc., Term Loan
$466,667	8.823%, (LIBOR 1M + 7.250%), 5/6/2022[b,c]	$468,417
	KAR Auction Services, Inc., Term Loan
823,363	4.250%, (LIBOR 3M + 2.500%), 3/9/2023[b]	831,251
	Michaels Stores, Inc., Term Loan
398,335	4.318%, (LIBOR 1M + 2.750%), 1/28/2023[b]	400,881
	Mohegan Tribal Gaming Authority, Term Loan
2,079,948	5.573%, (LIBOR 1M + 4.000%), 10/13/2023[b]	2,098,147
	Scientific Games International, Inc., Term Loan
4,234,387	4.823%, (LIBOR 1M + 3.250%), 8/14/2024[b]	4,256,152
	Seminole Hard Rock Entertainment, Inc., Term Loan
910,337	4.443%, (LIBOR 3M + 2.750%), 5/14/2020[b]	916,026

	Total	21,294,617

Consumer Non-Cyclical (4.5%)
	Air Medical Group Holdings, Inc., Term Loan
3,927,504	5.675%, (LIBOR 3M + 4.000%), 4/28/2022[b]	3,958,924
495,000	0.000%, (LIBOR 1M + 4.000%), 9/26/2024[b,e,f]	500,816
	Albertson’s, LLC, Term Loan
1,723,358	4.324%, (LIBOR 1M + 2.750%), 8/25/2021[b,e,f]	1,712,587
1,402,092	4.675%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,393,483
1,680,841	4.462%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,669,109
	CHS/Community Health Systems, Inc., Term Loan
517,806	4.229%, (LIBOR 3M + 2.750%), 12/31/2019[b]	510,686
1,131,758	4.479%, (LIBOR 3M + 3.000%), 1/27/2021[b]	1,109,768
	Diversey BV, Term Loan
1,510,000	4.654%, (LIBOR 2M + 3.000%), 7/25/2024[b]	1,502,450
	Endo Luxembourg Finance Company I SARL., Term Loan
1,228,825	5.875%, (LIBOR 1M + 4.250%), 4/27/2024[b]	1,229,440
	Grifols Worldwide Operations USA, Inc., Term Loan
1,364,688	3.715%, (LIBOR 1W + 2.250%), 1/23/2025[b]	1,372,794
	JBS USA LUX SA, Term Loan
3,190,888	4.100%, (LIBOR 3M + 2.500%), 10/30/2022[b]	3,166,158
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,838,214	5.443%, (LIBOR 3M + 3.750%), 6/30/2021[b]	1,853,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Bank Loans (30.9%)[a]	Value
Consumer Non-Cyclical (4.5%) - continued
	Revlon Consumer Products Corporation, Term Loan
$1,375,324	5.074%, (LIBOR 1M + 3.500%), 9/7/2023[b,e,f]	$1,080,317
	Valeant Pharmaceuticals International, Inc., Term Loan
2,850,749	5.060%, (LIBOR 1M + 3.500%), 4/1/2022[b,e,f]	2,893,168

	Total	23,953,429

Energy (1.1%)
	Calpine Corporation, Term Loan
1,511,125	4.200%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,518,167
	Houston Fuel Oil Terminal, LLC, Term Loan
1,985,421	5.190%, (LIBOR 3M + 3.500%), 8/19/2021[b]	2,007,757
	MEG Energy Corporation, Term Loan
883,325	5.200%, (LIBOR 3M + 3.500%), 12/31/2023[b]	885,975
	MRC Global US, Inc., Term Loan
760,000	5.067%, (LIBOR 1M + 3.500%), 9/15/2024[b]	769,500
	Pacific Drilling SA, Term Loan
2,187,888	0.000%, (PRIME + 4.500%), 6/3/2018[b,g,h]	943,527

	Total	6,124,926

Financials (2.3%)
	ASP AMC Merger Sub, Inc., Term Loan
2,635,619	5.193%, (LIBOR 3M + 3.500%), 4/13/2024[b]	2,648,797
	Avolon TLB Borrower 1 US, LLC, Term Loan
2,233,775	3.811%, (LIBOR 1M + 2.250%), 4/3/2022[b]	2,229,486
	Colorado Buyer, Inc., Term Loan
383,075	4.380%, (LIBOR 3M + 3.000%), 5/1/2024[b]	385,469
235,000	8.630%, (LIBOR 3M + 7.250%), 5/1/2025[b]	236,763
	Delos Finance SARL, Term Loan
915,000	3.693%, (LIBOR 3M + 2.000%), 10/6/2023[b]	922,009
	Digicel International Finance, Ltd., Term Loan
2,580,000	0.000%, (LIBOR 3M + 3.250%), 5/10/2024[b,e,f]	2,605,800
	MoneyGram International, Inc., Term Loan
1,541,461	4.943%, (LIBOR 3M + 3.250%), 3/28/2020[b]	1,540,181
	TransUnion, LLC, Term Loan
1,581,037	3.574%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,590,255

	Total	12,158,760

Technology (2.9%)
	First Data Corporation, Term Loan
4,065,000	3.810%, (LIBOR 1M + 2.250%), 4/26/2024[b]	4,093,780

Principal Amount	Bank Loans (30.9%)[a]	Value
Technology (2.9%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$2,420,178	6.443%, (LIBOR 3M + 4.750%), 10/31/2023[b]	$2,446,195
	Micron Technology, Inc., Term Loan
992,481	3.580%, (LIBOR 1M + 2.000%), 4/26/2022[b]	1,000,133
	Rackspace Hosting, Inc., Term Loan
2,234,847	4.385%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,254,000
	Syniverse Holdings, Inc., Term Loan
1,290,000	4.573%, (LIBOR 1M + 3.000%), 4/23/2019[b]	1,284,363
	TNS, Inc., Term Loan
1,452,279	5.780%, (LIBOR 3M + 4.000%), 8/14/2022[b]	1,456,519
	Western Digital Corporation, Term Loan
3,007,462	3.561%, (LIBOR 1M + 2.000%), 4/29/2023[b]	3,027,763

	Total	15,562,753

Transportation (0.9%)
	Arctic LNG Carriers, Ltd., Term Loan
2,975,050	6.073%, (LIBOR 1M + 4.500%), 5/18/2023[b]	3,006,675
	OSG Bulk Ships, Inc., Term Loan
537,265	5.650%, (LIBOR 3M + 4.250%), 8/5/2019[b]	519,804
	XPO Logistics, Inc., Term Loan
1,390,000	3.958%, (LIBOR 3M + 2.250%), 10/30/2021[b]	1,400,161

	Total	4,926,640

Utilities (0.9%)
	EnergySolutions, LLC, Term Loan
737,500	6.450%, (LIBOR 3M + 4.750%), 5/29/2020[b,c]	752,250
	HD Supply Waterworks, Term Loan
1,211,962	4.455%, (LIBOR 1M + 3.000%), 7/21/2024[b]	1,218,786
	Intergen NV, Term Loan
964,489	6.080%, (LIBOR 1M + 4.500%), 6/13/2020[b]	964,489
	Talen Energy Supply, LLC, Term Loan
967,216	5.573%, (LIBOR 1M + 4.000%), 7/6/2023[b]	973,986
	TerraForm Power Operating, LLC, Term Loan
775,000	4.147%, (LIBOR 3M + 2.750%), 11/3/2022[b]	780,812

	Total	4,690,323

	Total Bank Loans (cost $166,665,406)	166,189,978

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Asset-Backed Securities (4.5%)
	ALM XI Ltd.
	4.981%, (LIBOR 3M + 3.250%), 10/17/2026, Ser.
950,000	2014-11A, Class CR*,b	953,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Asset-Backed Securities (4.5%) - continued
	Apidos CLO XVIII
	4.995%, (LIBOR 3M + 3.250%), 7/22/2026, Ser.
$575,000	2014-18A, Class CR*,b	$577,380
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.701%, (LIBOR 1M + 0.140%), 7/25/2036, Ser.
599,220	2006-HE5, Class A4[b]	586,385
	BlueMountain CLO, Ltd.
	4.922%, (LIBOR 3M + 3.200%), 10/15/2026, Ser.
1,275,000	2014-3A, Class CR*,b	1,283,457
	CLUB Credit Trust
750,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	750,730
	College Ave Student Loans, LLC
	3.211%, (LIBOR 1M + 1.650%), 11/26/2046, Ser.
823,424	2017-A, Class A1*,b	843,442
	Credit Based Asset Servicing and Securitization, LLC
	3.453%, 12/25/2036, Ser.
610,221	2006-CB2, Class AF2[i]	509,857
	DRB Prime Student Loan Trust
	2.890%, 6/25/2040, Ser.
343,608	2016-B, Class A2[j]	340,081
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
615,049	2016-C, Class A2[j]	607,025
	First Horizon ABS Trust
	1.721%, (LIBOR 1M + 0.160%), 10/25/2034, Ser.
104,112	2006-HE1, Class Ab,k	102,011
	Foundation Finance Trust
	3.300%, 7/15/2033, Ser.
1,142,441	2017-A, Class A3*	1,136,156
	GMAC Mortgage Corporation Loan Trust
	2.061%, (LIBOR 1M + 0.500%), 8/25/2035, Ser.
329,709	2005-HE1, Class A2[b,k]	343,374
	3.833%, 9/19/2035, Ser.
175,389	2005-AR5, Class 5A1[b]	164,213
	1.741%, (LIBOR 1M + 0.180%), 12/25/2036, Ser.
452,740	2006-HE4, Class A1[b,k]	438,348
	J.P. Morgan Mortgage Acquisition Trust
	4.387%, 3/25/2047, Ser.
405,965	2007-HE1, Class AF4[i]	296,626
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
497,490	2005-2, Class 2A3Bi	457,716
	Lendmark Funding Trust
	2.830%, 12/22/2025, Ser.
900,000	2017-1A, Class Aj	898,318
	Madison Park Funding XIV, Ltd.
	4.995%, (LIBOR 3M + 3.250%), 7/20/2026, Ser.
1,250,000	2014-14A, Class DR*,b	1,252,830
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
900,000	2017-AA, Class A*	906,653

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Asset-Backed Securities (4.5%) - continued
	Merrill Lynch Mortgage Investors Trust
	3.361%, 6/25/2035, Ser.
$858,650	2005-A5, Class M1[b]	$798,492
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
1,996	2016-LC1, Class A*	1,998
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
500,000	2016-T1, Class AT1*	493,583
	Oak Hill Advisors Residential Loan Trust
998,631	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	994,435
	Octagon Investment Partners XX, Ltd.
	4.963%, (LIBOR 3M + 3.550%), 8/12/2026, Ser.
850,000	2014-1A, Class DR*,b	853,812
	Preston Ridge Partners Mortgage Trust, LLC
	4.250%, 1/25/2022, Ser.
459,655	2017-1A, Class A1*,i	461,219
	Pretium Mortgage Credit Partners, LLC
	3.250%, 3/28/2057, Ser.
573,011	2017-NPL2, Class A1[i,j]	571,996
	Renaissance Home Equity Loan Trust
	5.608%, 5/25/2036, Ser.
1,225,513	2006-1, Class AF3[i]	876,872
	5.285%, 1/25/2037, Ser.
924,172	2006-4, Class AF2[i]	517,289
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
539,687	2016-3, Class Aj	541,221
	Spirit Master Funding, LLC
	4.360%, 12/1/2047, Ser.
1,648,935	2017-1A, Class A*	1,660,996
	Upstart Securitization Trust
	2.639%, 6/20/2024, Ser.
640,255	2017-1, Class A*	640,647
	2.508%, 3/20/2025, Ser.
464,903	2107-INV1, Class Aj	464,837
	Vericrest Opportunity Loan Transferee
	3.500%, 2/25/2047, Ser.
204,601	2017-NPL1, Class A1[i,j]	204,245
	3.375%, 4/25/2047, Ser.
441,578	2017-NPL4, Class A1[i,j]	442,498
	Voya CLO 4, Ltd.
	4.722%, (LIBOR 3M + 3.000%), 10/14/2026, Ser.
1,050,000	2014-4A, Class CR*,b	1,053,451
	Wachovia Asset Securitization, Inc.
	1.701%, (LIBOR 1M + 0.140%), 7/25/2037, Ser.
995,256	2007-HE1, Class A*,b,k	925,152
	Wells Fargo Home Equity Trust
	2.061%, (LIBOR 1M + 0.500%), 4/25/2034, Ser.
546,102	2004-1, Class M1[b]	508,809

	Total	24,460,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Basic Materials (1.4%)
	Alcoa Nederland Holding BV
$550,000	6.750%, 9/30/2024[j]	$598,125
	Anglo American Capital plc
234,000	4.125%, 9/27/2022[j]	239,736
620,000	4.750%, 4/10/2027[j]	645,849
	ArcelorMittal SA
675,000	6.000%, 3/1/2021	722,250
	BWAY Holding Company
555,000	5.500%, 4/15/2024[j]	575,119
	CF Industries, Inc.
645,000	3.450%, 6/1/2023	630,294
	Dow Chemical Company
136,000	8.550%, 5/15/2019	146,352
	EI du Pont de Nemours & Company
233,000	2.200%, 5/1/2020	231,513
	First Quantum Minerals, Ltd.
559,000	7.000%, 2/15/2021[j]	578,565
	FMG Resources Property, Ltd.
585,000	5.125%, 5/15/2024[j,l]	591,947
	Kinross Gold Corporation
117,000	5.125%, 9/1/2021	122,850
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	143,361
	Packaging Corporation of America
193,000	2.450%, 12/15/2020	191,997
	Peabody Securities Finance Corporation
535,000	6.375%, 3/31/2025[j]	561,750
	Platform Specialty Products Corporation
420,000	5.875%, 12/1/2025[j]	426,825
	Sherwin-Williams Company
232,000	2.250%, 5/15/2020	229,822
	Trinseo Materials Operating SCA
615,000	5.375%, 9/1/2025[j]	630,191
	Vale Overseas, Ltd.
207,000	5.875%, 6/10/2021	225,009
	Xstrata Finance Canada, Ltd.
175,000	4.950%, 11/15/2021[j]	185,998

	Total	7,677,553

Capital Goods (1.8%)
	AECOM
775,000	5.875%, 10/15/2024	826,344
	Ashtead Capital, Inc.
495,000	4.125%, 8/15/2025[j]	490,050
	Bombardier, Inc.
520,000	7.500%, 3/15/2025[j]	540,150
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[j]	876,563
	Caterpillar Financial Services Corporation
188,000	1.850%, 9/4/2020	184,853
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[j]	874,363
	Cintas Corporation No. 2
174,000	2.900%, 4/1/2022	173,860
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020	1,031,200
180,000	4.875%, 4/1/2021	188,775
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	690,187

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Capital Goods (1.8%) - continued
	Crown Cork & Seal Company, Inc.
$530,000	7.375%, 12/15/2026	$610,825
	General Electric Company
260,000	5.000%, 1/21/2021[b,m]	262,600
	L3 Technologies, Inc.
195,000	4.950%, 2/15/2021	205,162
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	159,777
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[j]	562,275
	Rockwell Collins, Inc.
174,000	1.950%, 7/15/2019	172,635
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	214,730
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	59,527
	Textron Financial Corporation
500,000	3.151%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	448,750
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	902,025

	Total	9,474,651

Collateralized Mortgage Obligations (7.3%)
	AJAX Mortgage Loan Trust
758,053	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	755,675
	American Home Mortgage Assets Trust
	1.751%, (LIBOR 1M + 0.190%), 12/25/2046, Ser.
633,809	2006-6, Class A1Ab	531,270
	1.751%, (LIBOR 1M + 0.190%), 6/25/2047, Ser.
615,605	2007-5, Class A1[b]	496,159
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
99,402	2015-1, Class A*,i	98,847
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
460,981	2005-10, Class 3CB1	414,861
	2.361%, (LIBOR 1M + 0.800%), 5/25/2046, Ser.
413,101	2006-4, Class 3CB1[b]	321,316
	Banc of America Mortgage Securities, Inc.
	3.587%, 9/25/2035, Ser.
207,843	2005-H, Class 2A1[b]	202,422
	Banc of America Mortgage Trust
	3.709%, 7/25/2035, Ser.
179,442	2005-F, Class 2A2[b]	167,455
	BCAP, LLC Trust
	1.741%, (LIBOR 1M + 0.180%), 3/25/2037, Ser.
660,109	2007-AA1, Class 2A1[b]	629,349
	Bear Stearns ALT-A Trust
	3.750%, 10/25/2033, Ser.
427,213	2003-3, Class 5Ab	428,928
	3.785%, 6/25/2034, Ser.
150,038	2004-5, Class 3A1[b]	153,333
	Bear Stearns ARM Trust
	3.775%, 2/25/2035, Ser.
591,545	2004-12, Class 3A1[b]	587,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Collateralized Mortgage Obligations (7.3%) - continued
	CHL Mortgage Pass-Through Trust
	6.250%, 9/25/2036, Ser.
$207,031	2006-13, Class 1A15	$180,123
	6.000%, 4/25/2037, Ser.
305,973	2007-3, Class A33	268,844
	6.000%, 4/25/2037, Ser.
458,959	2007-3, Class A18	403,266
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
273,432	2007-A4, Class 1A5	257,816
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
313,874	2016-2, Class A1*,b	313,961
	Countrywide Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
760,000	2005-J3, Class 1A5	693,555
	5.750%, 5/25/2036, Ser.
382,541	2006-6CB, Class 2A16	284,775
	6.500%, 8/25/2036, Ser.
357,475	2006-23CB, Class 2A3	239,078
	6.000%, 11/25/2036, Ser.
706,379	2006-33CB, Class 2A1	606,046
	6.000%, 1/25/2037, Ser.
472,323	2006-39CB, Class 1A16	461,681
	5.500%, 5/25/2037, Ser.
363,293	2007-8CB, Class A1	305,735
	7.000%, 10/25/2037, Ser.
282,364	2007-24, Class A10	184,712
	Countrywide Home Loan Mortgage Pass Through Trust
	3.444%, 11/25/2035, Ser.
479,375	2005-22, Class 2A1[b]	418,863
	Countrywide Home Loans, Inc.
	3.362%, 3/20/2036, Ser.
202,839	2006-HYB1, Class 1A1[b]	174,929
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
179,713	2005-9, Class 1A3	177,538
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	5.500%, 11/25/2035, Ser.
379,444	2005-5, Class 1A4[b]	389,871
	1.902%, (12 MTA + 0.770%), 4/25/2047, Ser.
293,282	2007-OA2, Class A1[b]	270,332
	1.781%, (LIBOR 1M + 0.220%), 8/25/2047, Ser.
543,751	2007-OA5, Class A1Bb	510,151
	First Horizon Alternative Mortgage Securities Trust
	3.328%, 7/25/2035, Ser.
618,843	2005-AA5, Class 2A1[b]	604,908
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
284,878	2017-1, Class A1*,i	284,093
	GMAC Mortgage Corporation Loan Trust
	3.743%, 5/25/2035, Ser.
324,957	2005-AR2, Class 4Ab	308,168
	Greenpoint Mortgage Funding Trust
	1.761%, (LIBOR 1M + 0.200%), 10/25/2045, Ser.
278,371	2005-AR4, Class G41Bb	241,199

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Collateralized Mortgage Obligations (7.3%) - continued
	HarborView Mortgage Loan Trust
	3.602%, 7/19/2035, Ser.
$410,670	2005-4, Class 3A1[b]	$362,074
	3.869%, 12/19/2035, Ser.
245,007	2005-14, Class 3A1Ab	242,432
	Impac Secured Assets Trust
	1.801%, (LIBOR 1M + 0.240%), 9/25/2037, Ser.
1,339,808	2014-GC18, Class A3[b]	1,104,477
	IndyMac INDA Mortgage Loan Trust
	3.393%, 8/25/2036, Ser.
771,022	2006-AR1, Class A1[b]	760,734
	IndyMac INDX Mortgage Loan Trust
	3.308%, 10/25/2035, Ser.
415,652	2005-AR19, Class A1[b]	378,139
	1.771%, (LIBOR 1M + 0.210%), 4/25/2046, Ser.
630,615	2006-AR2, Class 1A1Bb	579,530
	J.P. Morgan Alternative Loan Trust
	3.512%, 3/25/2036, Ser.
985,611	2006-A1, Class 2A1[b]	895,757
	6.500%, 3/25/2036, Ser.
499,951	2006-S1, Class 1A19	448,293
	J.P. Morgan Mortgage Trust
	3.634%, 7/25/2035, Ser.
367,523	2007-A1, Class 2A1[b]	368,381
	3.574%, 8/25/2035, Ser.
274,821	2005-A5, Class 1A2[b]	273,854
	4.428%, 10/25/2036, Ser.
265,240	2006-A6, Class 1A2[b]	244,465
	3.545%, 1/25/2037, Ser.
309,419	2006-A7, Class 2A2[b]	311,483
	Lehman Mortgage Trust
	6.000%, 1/25/2036, Ser.
138,764	2005-3, Class 2A7	137,067
	Master Asset Securitization Trust
	2.061%, (LIBOR 1M + 0.500%), 6/25/2036, Ser.
899,798	2006-2, Class 2A2[b]	459,107
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
476,058	2007-F1, Class 2A1	397,721
	Merrill Lynch Mortgage Investors Trust
	6.250%, 8/25/2036, Ser.
529,740	2006-AF1, Class AF2A	417,043
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
913,669	2017-1, Class A1[b,j]	907,836
	Morgan Stanley Mortgage Loan Trust
	3.519%, 11/25/2035, Ser.
361,926	2005-6AR, Class 5A1[b]	290,331
	MortgageIT Trust
	1.821%, (LIBOR 1M + 0.260%), 12/25/2035, Ser.
530,331	2005-5, Class A1[b]	526,922
	1.761%, (LIBOR 1M + 0.200%), 4/25/2036, Ser.
1,050,687	2006-1, Class 1A2[b]	932,828
	Popular ABS Mortgage Pass-Through Trust
	4.148%, 11/25/2035, Ser.
900,000	2005-5, Class AF4[i]	899,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Collateralized Mortgage Obligations (7.3%) - continued
	Preston Ridge Partners Mortgage Trust, LLC
	3.470%, 9/25/2022, Ser.
$723,674	2017-2A, Class A1*,i	$719,067
	Pretium Mortgage Credit Partners, LLC
	3.500%, 4/29/2032, Ser.
789,657	2017-NPL1, Class A1*,i	788,993
	RCO 2017-INV1 Trust
	3.197%, 11/25/2052, Ser.
1,195,028	2014-3A, Class A1R*,b	1,201,916
	Residential Accredit Loans, Inc. Trust
	5.500%, 2/25/2035, Ser.
418,522	2005-QS2, Class A1	410,351
	4.307%, 9/25/2035, Ser.
230,612	2005-QA10, Class A31[b]	193,628
	5.750%, 9/25/2035, Ser.
511,200	2005-QS13, Class 2A3	497,658
	1.781%, (LIBOR 1M + 0.220%), 7/25/2036, Ser.
332,610	2006-QA5, Class 1A3[b]	228,591
	2.111%, (LIBOR 1M + 0.550%), 1/25/2037, Ser.
907,786	2007-3, Class A1Bb	709,211
	5.750%, 4/25/2037, Ser.
584,970	2007-QS6, Class A28	547,817
	6.250%, 4/25/2037, Ser.
437,406	2007-QS6, Class A6	419,143
	Residential Asset Securitization Trust
	6.231%, 8/25/2022, Ser.
426,097	2007-A8, Class 3A1[b]	363,643
	Residential Funding Mortgage Security I Trust
	6.000%, 7/25/2037, Ser.
406,824	2007-S7, Class A20	386,315
	Sequoia Mortgage Trust
	3.520%, 9/20/2046, Ser.
675,134	2007-1, Class 4A1[b]	559,775
	Structured Adjustable Rate Mortgage Loan Trust
	3.439%, 1/25/2035, Ser.
228,488	2004-19, Class 2A2[b]	218,625
	3.578%, 7/25/2035, Ser.
331,672	2005-15, Class 4A1[b]	305,638
	Structured Asset Mortgage Investments, Inc.
	1.871%, (LIBOR 1M + 0.310%), 12/25/2035, Ser.
864,757	2005-AR4, Class A1[b]	777,868
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
196,282	2015-NPL1, Class A*,i	196,155
	3.844%, 7/16/2047, Ser.
154,623	2016-NPL1, Class A*,i	154,673
	WaMu Mortgage Pass Through Certificates
	3.214%, 8/25/2036, Ser.
485,796	2006-AR8, Class 3A2[b]	462,198
	2.758%, 1/25/2037, Ser.
469,505	2006-AR18, Class 1A1[b]	431,729
	3.267%, 8/25/2046, Ser.
139,846	2006-AR8, Class 1A1[b]	131,458

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Collateralized Mortgage Obligations (7.3%) - continued
	2.092%, (12 MTA + 0.960%), 9/25/2046, Ser.
$592,461	2006-AR11, Class 1Ab	$535,025
	2.012%, (12 MTA + 0.880%), 10/25/2046, Ser.
1,059,378	2006-AR13, Class 1Ab	948,949
	1.862%, (12 MTA + 0.730%), 1/25/2047, Ser.
795,722	2006-AR19, Class 1A1Ab	792,716
	1.872%, (12 MTA + 0.740%), 1/25/2047, Ser.
518,396	2006-AR19, Class 1Ab	476,696
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.882%, (12 MTA + 0.750%), 2/25/2047, Ser.
515,894	2007-OA3, Class 2Ab	416,453
	Wells Fargo Commercial Mortgage Trust
	3.290%, 5/15/2048, Ser.
1,155,000	2015-C28, Class A3	1,161,412
	Wells Fargo Mortgage Backed Securities Trust
	3.651%, 3/25/2036, Ser.
682,291	2006-AR2, Class 2A1[b]	690,965
	3.741%, 3/25/2036, Ser.
235,146	2006-AR6, Class 3A1[b]	226,219
	3.421%, 7/25/2036, Ser.
294,238	2006-AR10, Class 2A1[b]	292,377
	3.629%, 10/25/2036, Ser.
377,647	2006-AR14, Class 2A3[b]	356,594
	6.000%, 7/25/2037, Ser.
93,875	2007-10, Class 1A1	93,660
	6.000%, 7/25/2037, Ser.
106,210	2007-8, Class 1A16	106,503

	Total	39,106,743

Communications Services (2.6%)
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[j]	587,937
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	867,825
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	139,526
	American Tower Corporation
170,000	2.800%, 6/1/2020	170,120
	AT&T, Inc.
171,000	5.875%, 10/1/2019	180,244
117,000	5.200%, 3/15/2020	123,025
165,000	2.623%, (LIBOR 3M + 0.930%), 6/30/2020[b]	167,082
357,000	2.850%, 2/14/2023	356,145
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[j]	240,594
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[j]	890,100
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	508,095
	Charter Communications Operating, LLC
190,000	3.579%, 7/23/2020	192,536
80,000	4.464%, 7/23/2022	82,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Communications Services (2.6%) - continued
	Clear Channel Worldwide Holdings, Inc.
$835,000	6.500%, 11/15/2022	$859,607
	Comcast Corporation
234,000	1.625%, 1/15/2022	224,506
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	81,075
553,000	5.250%, 1/15/2023	598,137
125,000	3.150%, 7/15/2023	123,344
	CSC Holdings, LLC
60,000	5.500%, 4/15/2027[j]	60,750
	Digicel, Ltd.
779,079	6.000%, 4/15/2021*	771,288
	Discovery Communications, LLC
120,000	2.200%, 9/20/2019	118,946
231,000	2.950%, 3/20/2023	226,012
	Intelsat Jackson Holdings SA
820,000	8.000%, 2/15/2024[j]	861,000
	Level 3 Financing, Inc.
670,000	5.250%, 3/15/2026	657,437
	Meredith Corporation
650,000	6.875%, 2/1/2026[j]	665,437
	Moody’s Corporation
117,000	2.750%, 12/15/2021	116,147
	Neptune Finco Corporation
306,000	10.875%, 10/15/2025[j]	364,431
	SFR Group SA
800,000	6.000%, 5/15/2022[j]	782,480
	Sprint Corporation
825,000	7.625%, 2/15/2025[l]	855,937
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	218,575
	Time Warner, Inc.
117,000	4.875%, 3/15/2020	122,285
	Verizon Communications, Inc.
303,000	2.946%, 3/15/2022	301,660
	Viacom, Inc.
232,000	4.250%, 9/1/2023	239,982
	Virgin Media Secured Finance plc
540,000	5.250%, 1/15/2026[j]	549,450
	Windstream Services, LLC
495,000	8.625%, 10/31/2025[j]	462,825

	Total	13,767,407

Consumer Cyclical (3.1%)
	Alibaba Group Holding, Ltd.
200,000	2.800%, 6/6/2023	196,144
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[j]	878,700
	American Honda Finance Corporation
175,000	2.000%, 2/14/2020	173,332
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[j]	198,411
	Brookfield Residential Properties, Inc.
570,000	6.125%, 7/1/2022[j]	592,629
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	398,925
	CVS Health Corporation
117,000	2.750%, 12/1/2022	113,973
	D.R. Horton, Inc.
188,000	2.550%, 12/1/2020	186,846

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Consumer Cyclical (3.1%) - continued
	Delphi Jersey Holdings plc
$640,000	5.000%, 10/1/2025[j]	$638,400
	Ford Motor Credit Company, LLC
232,000	2.262%, 3/28/2019	231,094
250,000	2.597%, 11/4/2019	249,144
174,000	3.336%, 3/18/2021	174,752
	General Motors Financial Company, Inc.
174,000	2.650%, 4/13/2020	173,358
174,000	4.375%, 9/25/2021	180,493
116,000	3.150%, 6/30/2022	114,538
	Home Depot, Inc.
160,000	2.625%, 6/1/2022	159,219
	Hyundai Capital America
116,000	2.550%, 4/3/2020[j]	114,543
116,000	2.750%, 9/18/2020[j]	114,857
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[j]	428,209
376,000	5.625%, 2/1/2023[j]	385,167
	KB Home
412,000	4.750%, 5/15/2019	417,150
	L Brands, Inc.
376,000	6.625%, 4/1/2021	405,140
	Landry’s, Inc.
560,000	6.750%, 10/15/2024[j]	578,900
	Lennar Corporation
175,000	2.950%, 11/29/2020[j]	172,812
740,000	4.750%, 11/15/2022	767,084
870,000	4.500%, 4/30/2024	879,831
	Live Nation Entertainment, Inc.
175,000	5.375%, 6/15/2022[j]	180,250
355,000	4.875%, 11/1/2024[j]	362,100
	McDonald’s Corporation
232,000	2.625%, 1/15/2022	230,265
	MGM Resorts International
825,000	6.000%, 3/15/2023	891,000
	Navistar International Corporation
655,000	6.625%, 11/1/2025[j]	684,671
	Netflix, Inc.
690,000	4.875%, 4/15/2028[j]	684,825
	New Red Finance, Inc.
590,000	4.250%, 5/15/2024[j,l]	579,675
	Newell Rubbermaid, Inc.
125,000	3.150%, 4/1/2021	125,459
	Nissan Motor Acceptance Corporation
175,000	2.000%, 3/8/2019[j]	174,210
	Prime Security Services Borrower, LLC
725,000	9.250%, 5/15/2023[j]	802,031
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	160,197
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	866,529
	Six Flags Entertainment Corporation
570,000	4.875%, 7/31/2024[j]	577,837
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	271,109
	Visa, Inc.
160,000	2.200%, 12/14/2020	159,174
	Volkswagen Group of America Finance, LLC
163,000	2.450%, 11/20/2019[j]	162,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Consumer Cyclical (3.1%) - continued
	Yum! Brands, Inc.
$870,000	5.000%, 6/1/2024[j]	$880,875

	Total	16,716,260

Consumer Non-Cyclical (2.4%)
	Abbott Laboratories
234,000	2.550%, 3/15/2022	229,502
175,000	3.400%, 11/30/2023	176,308
	AbbVie, Inc.
234,000	2.500%, 5/14/2020	233,176
117,000	2.900%, 11/6/2022	115,967
	Albertsons Companies, LLC
750,000	6.625%, 6/15/2024[l]	712,500
	Amgen, Inc.
250,000	3.875%, 11/15/2021	258,560
232,000	2.650%, 5/11/2022	228,552
	Anheuser-Busch InBev Finance, Inc.
225,000	2.637%, (LIBOR 3M + 1.260%), 2/1/2021[b]	232,589
165,000	2.650%, 2/1/2021	164,409
117,000	3.300%, 2/1/2023	117,820
	BAT Capital Corporation
120,000	2.297%, 8/14/2020[j]	118,559
117,000	2.764%, 8/15/2022[j]	114,927
	Bayer U.S. Finance, LLC
170,000	2.375%, 10/8/2019[j]	168,905
	Becton, Dickinson and Company
232,000	3.125%, 11/8/2021	230,929
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	116,843
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	162,735
	Cardinal Health, Inc.
120,000	1.948%, 6/14/2019	119,010
120,000	2.616%, 6/15/2022	116,853
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[j]	794,000
	Express Scripts Holding Company
117,000	4.750%, 11/15/2021	123,682
	Forest Laboratories, LLC
57,000	4.875%, 2/15/2021[j]	59,769
	HCA, Inc.
469,079	4.750%, 5/1/2023	487,373
285,000	5.250%, 6/15/2026	298,053
	J.M. Smucker Company
123,000	2.200%, 12/6/2019	122,401
	JBS USA, LLC
855,000	5.750%, 6/15/2025[j]	842,175
	Kraft Heinz Foods Company
248,000	5.375%, 2/10/2020	260,828
	Kroger Company
122,000	2.800%, 8/1/2022	120,263
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,864
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	161,245
	Medtronic Global Holdings SCA
232,000	1.700%, 3/28/2019	230,342
	Molson Coors Brewing Company
230,000	2.250%, 3/15/2020	227,738
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[j]	173,860

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Mylan NV
$234,000	3.150%, 6/15/2021	$233,888
	PepsiCo, Inc.
175,000	2.234%, (LIBOR 3M + 0.530%), 10/6/2021[b]	177,684
	Pernod Ricard SA
130,000	5.750%, 4/7/2021[j]	141,147
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	529,405
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	87,979
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	182,588
232,000	2.400%, 9/23/2021	226,542
	Simmons Foods, Inc.
635,000	5.750%, 11/1/2024[j]	622,300
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[j]	173,647
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	696,519
	Teva Pharmaceutical Finance Company BV
116,000	2.950%, 12/18/2022	105,785
	Teva Pharmaceutical Finance IV, LLC
60,000	2.250%, 3/18/2020	58,283
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	153,735
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	558,250
	Valeant Pharmaceuticals International, Inc.
469,079	7.250%, 7/15/2022[j]	464,388
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[j]	501,875
	Zoetis, Inc.
175,000	3.450%, 11/13/2020	178,311

	Total	12,702,063

Energy (3.3%)
	Alliance Resource Operating Partners, LP
545,000	7.500%, 5/1/2025[j]	589,962
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	159,742
	BP Capital Markets plc
117,000	2.315%, 2/13/2020	116,689
490,000	2.520%, 9/19/2022	482,906
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	268,553
	Canadian Natural Resources, Ltd.
120,000	2.950%, 1/15/2023	118,437
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[j]	147,543
	Cenovus Energy, Inc.
116,000	3.800%, 9/15/2023	116,862
	Cheniere Energy Partners, LP
635,000	5.250%, 10/1/2025[j]	646,906
	Concho Resources, Inc.
230,000	4.375%, 1/15/2025	238,625
	Continental Resources, Inc.
116,000	5.000%, 9/15/2022	117,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Energy (3.3%) - continued
	Crestwood Midstream Partners, LP
$550,000	6.250%, 4/1/2023	$573,375
	Enbridge, Inc.
120,000	2.900%, 7/15/2022	118,072
	Encana Corporation
215,000	3.900%, 11/15/2021	220,147
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	900,973
	Energy Transfer Partners, LP
170,000	4.150%, 10/1/2020	174,888
	Enterprise Products Operating, LLC
500,000	5.250%, 8/16/2077[b]	498,750
	EOG Resources, Inc.
160,000	2.625%, 3/15/2023	156,619
	EQT Corporation
134,000	8.125%, 6/1/2019	143,170
119,000	3.000%, 10/1/2022	116,454
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	198,963
	Kinder Morgan Energy Partners, LP
234,000	3.450%, 2/15/2023	234,525
	Marathon Oil Corporation
118,000	2.700%, 6/1/2020	117,410
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	162,562
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[j]	323,360
	MPLX, LP
175,000	4.500%, 7/15/2023	183,317
845,000	4.875%, 12/1/2024	901,209
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025[j]	541,459
	ONEOK, Inc.
174,000	7.500%, 9/1/2023	205,816
	Parsley Energy, LLC
270,000	5.625%, 10/15/2027[j]	277,425
	PBF Holding Company, LLC
475,000	7.250%, 6/15/2025	500,341
	Petrobras Global Finance BV
744,000	8.375%, 5/23/2021	847,881
600,000	7.375%, 1/17/2027	665,490
	Petroleos Mexicanos
465,000	6.375%, 2/4/2021	504,757
	Plains All American Pipeline, LP
273,000	5.000%, 2/1/2021	284,400
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	712,501
	Sabine Pass Liquefaction, LLC
117,000	6.250%, 3/15/2022	129,058
117,000	5.625%, 4/15/2023	127,482
805,000	5.625%, 3/1/2025	880,004
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[j]	160,971
	Southwestern Energy Company
635,000	7.500%, 4/1/2026	664,369
	SRC Energy, Inc.
650,000	6.250%, 12/1/2025[j]	669,500
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	164,837
	Sunoco, LP
235,000	5.500%, 2/15/2026[j]	239,923
355,000	5.875%, 3/15/2028[j]	362,544
	Tallgrass Energy Partners, LP
950,000	5.500%, 1/15/2028[j]	947,625

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Energy (3.3%) - continued
	Weatherford International, Ltd.
$590,000	8.250%, 6/15/2023	$623,925
	Western Gas Partners, LP
120,000	4.000%, 7/1/2022	121,488
	Williams Partners, LP
250,000	4.000%, 11/15/2021	257,096

	Total	17,916,361

Financials (6.0%)
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	159,928
	AIG Global Funding
242,000	2.150%, 7/2/2020[j]	238,498
	Air Lease Corporation
80,000	2.625%, 9/4/2018	80,170
235,000	2.500%, 3/1/2021	232,262
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	544,725
	American Express Credit Corporation
116,000	1.715%, (LIBOR 3M + 0.330%), 5/3/2019[b]	116,238
116,000	2.200%, 3/3/2020	115,125
160,000	2.624%, (LIBOR 3M + 1.050%), 9/14/2020[b]	163,353
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,m]	208,100
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,m]	613,188
	Bank of America Corporation
116,000	2.369%, 7/21/2021[b]	114,948
254,000	2.328%, 10/1/2021[b]	251,196
250,000	2.738%, 1/23/2022[b]	247,818
	Bank of Montreal
130,000	1.500%, 7/18/2019	128,235
182,000	2.100%, 6/15/2020	180,183
	Bank of New York Mellon Corporation
234,000	2.600%, 2/7/2022	231,126
	Bank of Nova Scotia
174,000	2.700%, 3/7/2022	171,885
	Barclays plc
234,000	3.200%, 8/10/2021	233,625
	BB&T Corporation
202,000	2.050%, 6/19/2018	202,082
245,000	2.150%, 2/1/2021	240,768
	BNP Paribas SA
730,000	7.625%, 3/30/2021[b,j,m]	796,613
	Capital One Financial Corporation
116,000	2.500%, 5/12/2020	115,190
354,000	3.050%, 3/9/2022	352,081
	CBOE Holdings, Inc.
181,000	1.950%, 6/28/2019	179,296
	Central Fidelity Capital Trust I
310,000	2.720%, (LIBOR 3M + 1.000%), 4/15/2027[b]	296,050
	Citigroup, Inc.
234,000	2.450%, 1/10/2020	233,259
234,000	2.650%, 10/26/2020	233,355
363,000	2.350%, 8/2/2021	355,736
116,000	2.750%, 4/25/2022	114,434
125,000	2.450%, (LIBOR 3M + 0.690%), 10/27/2022[b]	125,496
244,000	3.142%, 1/24/2023[b]	244,094
	Citizens Bank NA
250,000	2.200%, 5/26/2020	246,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Financials (6.0%) - continued
	CNA Financial Corporation
$185,000	5.750%, 8/15/2021	$200,458
	Commonwealth Bank of Australia
232,000	2.250%, 3/10/2020[j]	230,311
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
232,000	3.950%, 11/9/2022	238,126
	Credit Agricole SA
116,000	3.375%, 1/10/2022[j]	116,823
220,000	8.125%, 12/23/2025[b,j,m]	263,388
	Credit Suisse Group AG
588,000	7.500%, 12/11/2023[b,j,m]	668,850
	Credit Suisse Group Funding Guernsey, Ltd.
350,000	3.800%, 9/15/2022	357,012
	Credit Suisse Group Funding, Ltd.
234,000	3.125%, 12/10/2020	235,371
	DDR Corporation
176,000	3.500%, 1/15/2021	179,567
	Deutsche Bank AG
125,000	2.700%, 7/13/2020	124,118
348,000	4.250%, 10/14/2021	359,554
	Digital Realty Trust, LP
185,000	2.750%, 2/1/2023	181,137
	Discover Bank
70,000	8.700%, 11/18/2019	76,114
	Fifth Third Bancorp
175,000	2.600%, 6/15/2022	171,676
	First Tennessee Bank NA
850	3.750%, (LIBOR 3M + 0.850%), 3/2/2018[b,j,m]	666,188
	Goldman Sachs Group, Inc.
228,000	7.500%, 2/15/2019	239,849
232,000	5.375%, 5/10/2020[b,m]	239,540
174,000	2.600%, 12/27/2020	173,150
234,000	5.250%, 7/27/2021	251,373
175,000	2.586%, (LIBOR 3M + 1.170%), 11/15/2021[b]	177,853
234,000	3.000%, 4/26/2022	232,605
187,000	2.876%, 10/31/2022[b]	184,579
120,000	2.545%, (LIBOR 3M + 1.050%), 6/5/2023[b]	121,478
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	272,210
	HCP, Inc.
139,000	3.750%, 2/1/2019	140,416
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	153,900
	HSBC Holdings plc
348,000	3.400%, 3/8/2021	352,917
234,000	6.875%, 6/1/2021[b,m]	251,258
150,000	6.375%, 9/17/2024[b,m]	160,485
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	201,561
	Icahn Enterprises, LP
235,000	6.750%, 2/1/2024	244,400
325,000	6.375%, 12/15/2025[j]	330,688
	ILFC E-Capital Trust II
965,000	4.620%, (LIBOR 3M + 1.800%), 12/21/2065[b,j]	949,319
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	244,288
234,000	5.875%, 8/15/2022	257,050

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Financials (6.0%) - continued
	Intesa Sanpaolo SPA
$232,000	3.125%, 7/14/2022[j]	$228,689
	J.P. Morgan Chase & Company
175,000	2.161%, (LIBOR 3M + 0.680%), 6/1/2021[b]	176,336
495,000	2.972%, 1/15/2023	492,453
174,000	2.776%, 4/25/2023[b]	172,040
231,000	2.971%, (LIBOR 3M + 1.230%), 10/24/2023[b]	238,268
	KeyCorp
223,000	2.300%, 12/13/2018	223,222
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[j]	57,150
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	138,949
	Lloyds Bank plc
250,000	12.000%, 12/16/2024[b,j,m]	333,672
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,j,m]	207,500
	Mitsubishi UFJ Financial Group, Inc.
117,000	2.998%, 2/22/2022	116,300
	Morgan Stanley
234,000	2.800%, 6/16/2020	234,413
232,000	5.500%, 7/28/2021	250,901
231,000	2.925%, (LIBOR 3M + 1.180%), 1/20/2022[b]	235,382
116,000	2.750%, 5/19/2022	114,319
150,000	4.875%, 11/1/2022	159,995
250,000	3.125%, 1/23/2023	249,117
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	566,500
	National City Corporation
140,000	6.875%, 5/15/2019	147,418
	New York Life Global Funding
160,000	1.550%, 11/2/2018[j]	159,341
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	135,220
	Park Aerospace Holdings, Ltd.
310,000	5.500%, 2/15/2024[j]	306,706
	PNC Bank NA
234,000	2.450%, 11/5/2020	232,838
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[j]	845,562
	Realty Income Corporation
174,000	5.750%, 1/15/2021	186,760
	Regions Bank
250,000	7.500%, 5/15/2018	253,881
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	136,094
	Reinsurance Group of America, Inc.
175,000	4.700%, 9/15/2023	185,380
	Royal Bank of Canada
232,000	2.125%, 3/2/2020	230,051
	Royal Bank of Scotland Group plc
650,000	7.500%, 8/10/2020[b,m]	688,187
174,000	8.625%, 8/15/2021[b,m]	194,228
638,000	7.648%, 9/30/2031[b,m]	838,970
	Santander UK Group Holdings plc
253,000	2.875%, 8/5/2021	250,002
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	159,978
225,000	2.500%, 7/15/2021	223,258
	Societe Generale SA
200,000	8.000%, 9/29/2025[b,j,m]	233,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Financials (6.0%) - continued
	Standard Chartered plc
$35,000	2.100%, 8/19/2019[j]	$34,644
	State Street Capital Trust IV
1,240,000	2.589%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,109,552
	State Street Corporation
160,000	2.336%, (LIBOR 3M + 0.900%), 8/18/2020[b]	162,800
	Sumitomo Mitsui Financial Group, Inc.
232,000	2.934%, 3/9/2021	232,197
116,000	2.784%, 7/12/2022	113,991
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[j]	248,896
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	125,182
	Synchrony Financial
118,000	3.000%, 8/15/2019	118,454
75,000	2.615%, (LIBOR 3M + 1.230%), 2/3/2020[b]	76,072
	Toronto-Dominion Bank
150,000	2.585%, (LIBOR 3M + 0.840%), 1/22/2019[b]	151,005
160,000	2.504%, (LIBOR 3M + 0.930%), 12/14/2020[b]	163,003
	UBS Group Funding Jersey, Ltd.
232,000	3.000%, 4/15/2021[j]	231,641
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	163,032
	USB Realty Corporation
525,000	2.867%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,m]	473,156
	Vantiv, LLC
660,000	4.375%, 11/15/2025[j]	655,050
	Voya Financial, Inc.
96,000	2.900%, 2/15/2018	96,031
	Wachovia Capital Trust II
100,000	2.222%, (LIBOR 3M + 0.500%), 1/15/2027[b]	94,250
	Wells Fargo & Company
120,000	2.100%, 7/26/2021	117,055
122,000	2.625%, 7/22/2022	119,929
231,000	2.851%, (LIBOR 3M + 1.110%), 1/24/2023[b]	236,288
200,000	3.002%, (LIBOR 3M + 1.230%), 10/31/2023[b]	206,174
	Welltower, Inc.
174,000	4.950%, 1/15/2021	183,637
	Westpac Banking Corporation
195,000	2.286%, (LIBOR 3M + 0.850%), 8/19/2021[b]	198,002
	XL Group plc
250,000	4.179%, (LIBOR 3M + 2.458%), 3/5/2018[b,m]	234,687

	Total	32,161,116

Foreign Government (12.3%)
	Argentina Government International Bond
1,375,000	6.875%, 4/22/2021	1,466,438
865,000	5.625%, 1/26/2022	887,058
2,225,000	7.500%, 4/22/2026	2,453,063
682,000	6.875%, 1/26/2027	718,835
1,557,865	8.280%, 12/31/2033	1,768,176
1,294,547	2.500%, 12/31/2038[i]	907,477

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Foreign Government (12.3%) - continued
$603,000	7.625%, 4/22/2046	$637,371
	Brazil Government International Bond
1,250,000	4.875%, 1/22/2021	1,318,750
1,800,000	2.625%, 1/5/2023	1,720,800
692,000	6.000%, 4/7/2026	767,428
873,000	7.125%, 1/20/2037	1,048,909
1,032,000	5.000%, 1/27/2045	956,148
	Colombia Government International Bond
870,000	4.375%, 7/12/2021	913,500
656,000	2.625%, 3/15/2023	636,976
910,000	4.000%, 2/26/2024	937,300
445,000	3.875%, 4/25/2027	449,005
320,000	7.375%, 9/18/2037	426,240
325,000	6.125%, 1/18/2041	391,137
982,000	5.625%, 2/26/2044	1,121,444
	Croatia Government International Bond
150,000	6.750%, 11/5/2019[j]	159,687
1,000,000	6.625%, 7/14/2020[j]	1,081,266
521,000	6.000%, 1/26/2024[j]	587,007
	Hungary Government International Bond
1,450,000	5.750%, 11/22/2023	1,638,616
1,462,000	5.375%, 3/25/2024	1,628,405
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[j]	1,206,433
254,000	3.750%, 4/25/2022[j]	259,733
868,000	3.375%, 4/15/2023[j]	869,989
1,116,000	5.875%, 1/15/2024[j]	1,259,106
200,000	4.125%, 1/15/2025[j]	206,240
744,000	4.750%, 1/8/2026[j]	797,608
875,000	8.500%, 10/12/2035[j]	1,287,610
454,000	6.750%, 1/15/2044[j]	598,870
1,700,000	5.125%, 1/15/2045[j]	1,847,594
200,000	5.250%, 1/8/2047[j]	221,573
	Mexico Government International Bond
582,000	5.750%, 10/12/2110	608,772
1,220,000	4.000%, 10/2/2023	1,260,260
1,215,000	3.600%, 1/30/2025	1,216,215
728,000	4.150%, 3/28/2027	745,472
344,000	6.750%, 9/27/2034	438,600
878,000	6.050%, 1/11/2040	1,024,187
694,000	5.550%, 1/21/2045	778,321
602,000	4.600%, 1/23/2046	588,455
	Panama Government International Bond
514,000	4.000%, 9/22/2024	541,242
783,000	3.750%, 3/16/2025	808,839
272,000	9.375%, 4/1/2029	409,088
716,000	6.700%, 1/26/2036	942,256
	Peru Government International Bond
500,000	5.625%, 11/18/2050	629,250
1,032,000	8.750%, 11/21/2033	1,623,852
	Philippines Government International Bond
650,000	4.000%, 1/15/2021	674,721
675,000	7.750%, 1/14/2031	947,478
625,000	6.375%, 10/23/2034	827,002
360,000	5.000%, 1/13/2037	420,377
720,000	3.950%, 1/20/2040	729,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Foreign Government (12.3%) - continued
	Russia Government International Bond
$1,600,000	5.000%, 4/29/2020[j]	$1,668,250
600,000	4.875%, 9/16/2023[j]	640,776
800,000	4.750%, 5/27/2026[j]	850,200
878,750	7.500%, 3/31/2030[j]	1,007,487
1,116,000	5.625%, 4/4/2042[j]	1,249,920
	South Africa Government International Bond
175,000	5.500%, 3/9/2020	183,204
735,000	5.875%, 5/30/2022	801,812
675,000	4.875%, 4/14/2026	690,120
957,000	4.300%, 10/12/2028	922,590
400,000	5.650%, 9/27/2047	410,812
	Turkey Government International Bond
708,000	7.000%, 6/5/2020	759,288
1,450,000	5.125%, 3/25/2022	1,502,200
750,000	6.250%, 9/26/2022	810,336
1,052,000	5.750%, 3/22/2024	1,109,084
1,481,000	4.250%, 4/14/2026	1,397,723
745,000	4.875%, 10/9/2026	726,077
300,000	6.000%, 3/25/2027	315,300
1,024,000	6.875%, 3/17/2036	1,126,490
675,000	6.750%, 5/30/2040	733,178
1,049,000	6.625%, 2/17/2045	1,110,723

	Total	66,405,581

Mortgage-Backed Securities (12.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,300,000	3.000%, 2/1/2032[f]	3,315,469
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,075,000	4.000%, 2/1/2048[f]	7,311,294
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
11,000,000	3.000%, 2/1/2048[f]	10,781,718
26,500,000	3.500%, 2/1/2048[f]	26,751,543
13,737,500	4.000%, 2/1/2048[f]	14,188,834
2,900,000	4.500%, 2/1/2048[f]	3,057,008

	Total	65,405,866

Technology (1.7%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[j]	445,720
	Apple, Inc.
232,000	2.850%, 5/6/2021	233,696
232,000	1.763%, (LIBOR 3M + 0.350%), 5/11/2022[b]	233,643
240,000	2.400%, 1/13/2023	234,358
	Baidu, Inc.
122,000	3.000%, 6/30/2020	121,915
	Broadcom Corporation
231,000	2.375%, 1/15/2020[j]	228,589
247,000	2.650%, 1/15/2023[j]	235,314
	CDK Global, Inc.
320,000	4.875%, 6/1/2027[j]	320,512
	CommScope Technologies Finance, LLC
690,000	6.000%, 6/15/2025[j]	726,011

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Technology (1.7%) - continued
	Diamond 1 Finance Corporation
$125,000	3.480%, 6/1/2019[j]	$126,098
234,000	5.450%, 6/15/2023[j]	251,443
	Equinix, Inc.
540,000	5.750%, 1/1/2025	569,700
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	91,905
195,000	2.250%, 8/15/2021	190,277
	Harland Clarke Holdings Corporation
610,000	8.375%, 8/15/2022[j]	635,925
	Hewlett Packard Enterprise Company
283,000	3.600%, 10/15/2020	287,634
	Intel Corporation
220,000	1.700%, 5/19/2021	213,998
160,000	3.100%, 7/29/2022	162,360
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	375,833
235,000	4.875%, 9/15/2027[j]	224,719
	Microsoft Corporation
234,000	2.400%, 2/6/2022	231,639
	NetApp, Inc.
185,000	2.000%, 9/27/2019	183,117
	NXP BV
415,000	3.875%, 9/1/2022[j]	418,631
	Oracle Corporation
170,000	2.500%, 5/15/2022	168,162
	Seagate HDD Cayman
330,000	4.750%, 1/1/2025	327,848
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[j]	795,600
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	167,609
	VMware, Inc.
125,000	2.300%, 8/21/2020	122,626
	Western Digital Corporation
930,000	4.750%, 2/15/2026[f]	942,206

	Total	9,267,088

Transportation (0.4%)
	Air Canada Pass Through Trust
55,559	3.875%, 3/15/2023[j]	55,837
	American Airlines Pass Through Trust
97,704	4.950%, 1/15/2023	102,716
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[j,l]	291,450
	Delta Air Lines, Inc.
174,000	2.875%, 3/13/2020	174,029
74,834	4.950%, 11/23/2020	76,518
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	160,614
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	162,672
	United Continental Holdings, Inc.
640,000	4.250%, 10/1/2022	643,200
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[j]	520,500

	Total	2,187,536

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
500,000	1.875%, 12/31/2019	497,441

	Total	497,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (60.3%)	Value
Utilities (1.2%)
	Alabama Power Company
$117,000	2.450%, 3/30/2022	$115,163
	Ameren Corporation
160,000	2.700%, 11/15/2020	159,906
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	94,386
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	239,721
	Calpine Corporation
315,000	5.375%, 1/15/2023[l]	311,062
	CenterPoint Energy, Inc.
120,000	2.500%, 9/1/2022	116,996
	Consolidated Edison, Inc.
117,000	2.000%, 3/15/2020	115,950
	Dominion Energy, Inc.
232,000	2.579%, 7/1/2020	230,249
	DTE Energy Company
242,000	2.400%, 12/1/2019	240,910
	Duke Energy Corporation
250,000	2.400%, 8/15/2022	242,916
	Dynegy, Inc.
775,000	7.375%, 11/1/2022	818,710
	Edison International
116,000	2.125%, 4/15/2020	114,453
	Emera U.S. Finance, LP
135,000	2.150%, 6/15/2019	134,163
	Eversource Energy
127,000	2.500%, 3/15/2021	126,171
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	143,934
175,000	2.950%, 1/15/2020	175,880
	FirstEnergy Corporation
184,000	2.850%, 7/15/2022	180,731
	Fortis, Inc.
160,000	2.100%, 10/4/2021	154,922
	Kinder Morgan Energy Partners, LP
120,000	9.000%, 2/1/2019	127,550
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	124,725
	NextEra Energy Partners, LP
620,000	4.250%, 9/15/2024[j]	623,100
	PG&E Corporation
136,000	2.400%, 3/1/2019	135,693
	Pinnacle West Capital Corporation
120,000	2.250%, 11/30/2020	118,937
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	177,785
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	143,244
	Sempra Energy
244,000	6.150%, 6/15/2018	247,726
75,000	2.400%, 3/15/2020	74,688
	Southern California Edison Company
55,000	2.400%, 2/1/2022	53,985
	Southern Company
100,000	1.850%, 7/1/2019	99,176
116,000	2.350%, 7/1/2021	113,727
	TransCanada Trust
600,000	5.875%, 8/15/2076[b]	653,400

	Total	6,409,959

	Total Long-Term Fixed Income (cost $320,832,058)	324,155,775

Shares	Registered Investment Companies (4.4%)	Value
Affiliated Fixed Income Holdings (2.0%)
1,104,318	Thrivent Core Emerging Markets Debt Fund	$10,811,272

	Total	10,811,272

Equity Funds/Exchange Traded Funds (0.2%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	466,440
40,334	BlackRock Resources & Commodities Strategy Trust	400,517
17,000	Guggenheim Multi-Asset Income ETF	388,960

	Total	1,255,917

Fixed Income Funds/Exchange Traded Funds (2.2%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	912,982
171,926	MFS Intermediate Income Trust	684,266
120,000	PowerShares Senior Loan Portfolio	2,787,600
42,690	SPDR Bloomberg Barclays High Yield Bond ETF	1,566,723
141,898	Templeton Global Income Fund	916,661
39,445	Vanguard Short-Term Corporate Bond ETF	3,117,339
68,477	Western Asset Emerging Markets Debt Fund, Inc.	1,060,024
106,072	Western Asset High Income Opportunity Fund, Inc.	529,299

	Total	11,574,894

	Total Registered Investment Companies (cost $24,699,639)	23,642,083

Shares	Preferred Stock (1.4%)	Value
Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[b,m]	387,213

	Total	387,213

Energy (0.2%)
9,229	Alpha Natural Resources, Inc., 0.000%[n]	249,183
9,229	ANR Holdings, Inc., 0.000%[n]	69,217
28,250	NuStar Logistics, LP, 8.456%[b]	716,703

	Total	1,035,103

Financials (1.1%)
7,320	Agribank FCB, 6.875%[b,m]	802,455
9,200	Citigroup Capital XIII, 8.137%[b]	248,860
28,995	Citigroup, Inc., 6.875%[b,m]	817,659
5,700	CoBank ACB, 6.250%*,b,m	605,625
19,000	Countrywide Capital V, 7.000%	486,020
23,000	GMAC Capital Trust I, 7.201%[b]	598,460
12,100	Goldman Sachs Group, Inc., 5.500%[b,m]	315,205
14,300	Morgan Stanley, 7.125%[b,m]	406,835
19,266	U.S. Bancorp, 6.500%[b,m]	534,053
889	Wells Fargo & Company, Convertible, 7.500%[m]	1,137,920

	Total	5,953,092

	Total Preferred Stock (cost $6,825,107)	7,375,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (0.6%)	Value
Energy (0.2%)
12,424	Contura Energy, Inc.	$844,832

	Total	844,832

Financials (0.3%)
140,735	Apollo Investment Corporation	809,226
64,574	Ares Capital Corporation	1,029,956

	Total	1,839,182

Materials (0.1%)
48,119	Verso Corporation[n]	772,791

	Total	772,791

	Total Common Stock (cost $3,211,317)	3,456,805

Shares	Collateral Held for Securities Loaned (0.6%)	Value
3,265,155	Thrivent Cash Management Trust	3,265,155

	Total Collateral Held for Securities Loaned (cost $3,265,155)	3,265,155

Shares or Principal Amount	Short-Term Investments (16.8%)	Value
	Federal Home Loan Bank Discount Notes
300,000	1.420%, 4/11/2018[o,p]	299,183
400,000	1.450%, 4/27/2018[o,p]	398,659
	Thrivent Core Short-Term Reserve Fund
8,906,547	1.640%	89,065,470
	U.S. Treasury Bills
290,000	1.406%, 4/26/2018[o,q]	289,041

	Total Short-Term Investments (cost $90,052,332)	90,052,353

	Total Investments (cost $615,551,014) 115.0%	$618,137,557

	Other Assets and Liabilities, Net (15.0%)	(80,529,532)

	Total Net Assets 100.0%	$537,608,025

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes variable rate securities. The rate shown is as of January 31, 2018.
c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
j	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $67,518,824 or 12.6% of total net assets.
k	All or a portion of the security is insured or guaranteed.
l	All or a portion of the security is on loan.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
q	At January 31, 2018, $289,041 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of January 31, 2018 was $20,680,230 or 3.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$757,969
ALM XI Ltd., 10/17/2026	4/28/2017	950,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	99,192
Apidos CLO XVIII, 7/22/2026	4/4/2017	575,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,275,311
CLUB Credit Trust, 4/17/2023	6/14/2017	749,996
CoBank ACB, 6.250%, 10/1/2022	1/15/2016	590,662
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	823,424
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	315,638
Digicel, Ltd., 4/15/2021	8/19/2013	776,123
Foundation Finance Trust, 7/15/2033	12/6/2017	1,142,276
GCAT, LLC, 3/25/2047	3/22/2017	284,345
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,250,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	899,822
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	1,996
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	499,999
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	998,632
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	850,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	459,655
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	723,604
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	789,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Security	Acquisition Date	Cost
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	$1,195,008
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	1,656,985
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	196,282
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	154,623
Upstart Securitization Trust, 6/20/2024	6/13/2017	640,249
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,050,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	995,256

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of January 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$3,153,096

Total lending	$3,153,096
Gross amount payable upon return of collateral for securities loaned	$3,265,155

Net amounts due to counterparty	$112,059

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	13,086,985	–	12,026,244	1,060,741
Capital Goods	11,458,783	–	9,170,326	2,288,457
Communications Services	52,932,762	–	51,724,880	1,207,882
Consumer Cyclical	21,294,617	–	19,906,227	1,388,390
Consumer Non-Cyclical	23,953,429	–	23,953,429	–
Energy	6,124,926	–	6,124,926	–
Financials	12,158,760	–	12,158,760	–
Technology	15,562,753	–	15,562,753	–
Transportation	4,926,640	–	4,926,640	–
Utilities	4,690,323	–	3,938,073	752,250
Long-Term Fixed Income
Asset-Backed Securities	24,460,150	–	24,460,150	–
Basic Materials	7,677,553	–	7,677,553	–
Capital Goods	9,474,651	–	9,474,651	–
Collateralized Mortgage Obligations	39,106,743	–	39,106,743	–
Communications Services	13,767,407	–	13,767,407	–
Consumer Cyclical	16,716,260	–	16,716,260	–
Consumer Non-Cyclical	12,702,063	–	12,702,063	–
Energy	17,916,361	–	17,916,361	–
Financials	32,161,116	–	32,161,116	–
Foreign Government	66,405,581	–	66,405,581	–
Mortgage-Backed Securities	65,405,866	–	65,405,866	–
Technology	9,267,088	–	9,267,088	–
Transportation	2,187,536	–	2,187,536	–
U.S. Government and Agencies	497,441	–	497,441	–
Utilities	6,409,959	–	6,409,959	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	11,574,894	11,574,894	–	–
Equity Funds/Exchange Traded Funds	1,255,917	1,255,917	–	–
Preferred Stock
Consumer Staples	387,213	387,213	–	–
Energy	1,035,103	716,703	318,400	–
Financials	5,953,092	4,545,012	1,408,080	–
Common Stock
Energy	844,832	844,832	–	–
Financials	1,839,182	1,839,182	–	–
Materials	772,791	772,791	–	–
Short-Term Investments	986,883	–	986,883	–
Subtotal Investments in Securities	$514,995,660	$21,936,544	$486,361,396	$6,697,720

Other Investments *	Total
Short-Term Investments	89,065,470
Affiliated Registered Investment Companies	10,811,272
Collateral Held for Securities Loaned	3,265,155
Subtotal Other Investments	$103,141,897
Total Investments at Value	$618,137,557

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	265,627	265,627	–	–
Total Asset Derivatives	$265,627	$265,627	$–	$–

Liability Derivatives
Futures Contracts	1,349,584	1,349,584	–	–
Total Liability Derivatives	$1,349,584	$1,349,584	$–	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $697,842 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 10-Yr. U.S. Treasury Note	33	March 2018	$4,008,574	$3,504
CBOT U.S. Long Bond	10	March 2018	1,531,439	(53,314)
CME Ultra Long Term U.S. Treasury Bond	26	March 2018	4,342,492	(132,117)
Total Futures Long Contracts			$9,882,505	($181,927)
CBOT 2-Yr. U.S. Treasury Note	(163)	March 2018	($34,963,003)	$205,799
CBOT 5-Yr. U.S. Treasury Note	(19)	March 2018	(2,178,855)	(653)
CME S&P 500 Index	(24)	March 2018	(15,791,300)	(1,163,500)
Ultra 10-Yr. U.S. Treasury Note	(16)	March 2018	(2,139,574)	56,324
Total Futures Short Contracts			($55,072,732)	($902,030)
Total Futures Contracts			($45,190,227)	($1,083,957)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust-Collateral Investment	$5,427	$9,321	$11,483	$–	$–	3,265	$3,265	$3
Core Emerging Markets Debt	1,106	9,818	–	–	(112)	1,104	10,811	49
Core Short-Term Reserve	88,217	66,813	65,965	–	–	8,907	89,065	354
Total Value and Income Earned	$94,750			$–	$(112)		$103,141	$406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (90.6%)	Value
Brazil (12.6%)
40,800	Ambev SA	$281,274
37,800	Banco Bradesco SA ADR	480,060
15,800	BRF SAa	175,331
23,100	Lojas Renner SA	274,538
8,900	Multiplan Empreendimentos Imobiliarios SA	202,795
12,800	Ultrapar Participacoes SA	327,762
27,900	Vale SA ADR	365,211

	Total	2,106,971

Cayman Islands (5.3%)
58,000	China Resources Land, Ltd.	230,837
11,100	Tencent Holdings, Ltd.	655,870

	Total	886,707

Chile (2.4%)
5,800	Banco Santander Chile SA ADR	197,490
18,800	S.A.C.I. Falabella	197,351

	Total	394,841

China (7.8%)
24,000	China International Travel Service Corporation, Ltd.	195,602
38,696	Hangzhou Hikvision Digital Technology Company, Ltd.	244,924
2,499	Kweichow Moutai Company, Ltd.	303,686
22,100	Midea Group Company, Ltd.	209,968
14,000	Ping An Insurance Company of China, Ltd.	164,892
24,397	Shanghai International Airport Company, Ltd.	181,932

	Total	1,301,004

Hong Kong (8.1%)
50,800	AIA Group, Ltd.	433,908
41,000	China Mobile, Ltd.	431,746
63,000	Hang Lung Group, Ltd.	239,130
6,544	Hong Kong Exchanges and Clearing, Ltd.	246,877

	Total	1,351,661

Hungary (0.9%)
5,800	Richter Gedeon Nyrt	149,064

	Total	149,064

India (14.2%)
12,000	Aditya Birla Capital, Ltd.[a]	32,060
17,500	Aditya Birla Capital, Ltd. GDR[a]	47,008
2,000	Grasim Industries, Ltd.	36,378
12,500	Grasim Industries, Ltd. GDR	227,500
3,800	Hero Motocorp, Ltd.	220,326
11,700	Hindustan Unilever, Ltd.	251,894
20,439	Housing Development Finance Corporation	628,029
26,000	ITC, Ltd.	110,943
49,720	ITC, Ltd. GDR	211,807
9,940	Kotak Mahindra Bank, Ltd.	173,043
5,036	Tata Consultancy Services, Ltd.	246,040
2,600	Ultra Tech Cement, Ltd. GDR	179,128

	Total	2,364,156

Indonesia (4.7%)
588,100	Astra International Tbk PT	372,979
119,400	Indocement Tunggal Prakarsa Tbk PT	194,415

Shares	Common Stock (90.6%)	Value
Indonesia (4.7%) - continued
126,400	PT Bank Central Asia Tbk	$214,599

	Total	781,993

Malaysia (1.2%)
35,300	Public Bank Berhad	199,062

	Total	199,062

Mexico (5.0%)
3,700	Fomento Economico Mexicano SAB de CV ADR	360,898
1,050	Grupo Aeroportuario del Sureste SAB de CV ADR	203,921
42,200	Grupo Financiero Banorte SAB de CV ADR	270,272

	Total	835,091

Philippines (3.5%)
7,300	Ayala Corporation	149,441
255,000	Ayala Land, Inc.	219,956
95,600	Bank of the Philippine Islands	222,002

	Total	591,399

Poland (0.9%)
3,900	Bank Pekao SA	158,307

	Total	158,307

Portugal (1.0%)
7,800	Jeronimo Martins SGPS SA	166,132

	Total	166,132

Russia (2.2%)
2,700	Lukoil ADR	178,401
2,000	Magnit PJSC	189,636

	Total	368,037

South Africa (3.5%)
12,300	Massmart Holdings, Ltd.	143,691
18,500	MTN Group, Ltd.	204,854
27,800	Truworths International, Ltd.	229,980

	Total	578,525

South Korea (3.8%)
329	Amorepacific Corporation[a]	47,909
916	Amorepacific Group[a]	121,807
414	LG Chem, Ltd.	167,451
346	NAVER Corporation	294,726

	Total	631,893

Taiwan (4.5%)
86,000	Taiwan Semiconductor Manufacturing Company, Ltd.	751,580

	Total	751,580

Thailand (3.6%)
21,700	Siam Cement pcl	340,419
52,700	Siam Commercial Bank pcl	264,603

	Total	605,022

Turkey (2.6%)
41,400	Akbank TAS	119,995
9,500	BIM Birlesik Magazalar AS	189,371
38,600	Turkiye Garanti Bankasi AS	125,917

	Total	435,283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (90.6%)	Value
United Kingdom (0.9%)
12,546	Standard Chartered plc[a]	$145,976

	Total	145,976

United States (1.9%)
6,780	Yum China Holding, Inc.	314,524

	Total	314,524

	Total Common Stock (cost $12,382,240)	15,117,228

Shares	Preferred Stock (5.7%)
South Korea (5.7%)
480	Samsung Electronics Company, Ltd.	948,652

	Total	948,652

	Total Preferred Stock (cost $606,765)	948,652

Shares or Principal Amount	Short-Term Investments (3.4%)
	Thrivent Core Short-Term Reserve Fund
57,784	1.640%	577,838

	Total Short-Term Investments (cost $577,838)	577,838

	Total Investments (cost $13,566,843) 99.7%	$16,643,718

	Other Assets and Liabilities, Net 0.3%	46,632

	Total Net Assets 100.0%	$16,690,350

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,015,268	314,524	1,700,744	–
Consumer Staples	2,554,379	360,898	2,193,481	–
Energy	506,163	–	506,163	–
Financials	4,273,541	724,558	3,548,983	–
Health Care	149,064	–	149,064	–
Industrials	616,690	203,921	412,769	–
Information Technology	1,948,216	–	1,948,216	–
Materials	1,755,426	544,339	1,211,087	–
Real Estate	661,881	–	661,881	–
Telecommunications Services	636,600	–	636,600	–
Preferred Stock
Information Technology	948,652	–	948,652	–
Subtotal Investments in Securities	$16,065,880	$2,148,240	$13,917,640	$–

Other Investments *	Total
Short-Term Investments	577,838
Subtotal Other Investments	$577,838
Total Investments at Value	$16,643,718

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Core Short-Term Reserve	$289	$1,385	$1,096	$–	$–	58	$578	$1
Total Value and Income Earned	$289			$–	$–		$578	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Australia (4.0%)
10,424	Abacus Property Group	$30,367
27,096	Altium, Ltd.	332,213
1,032	Ansell, Ltd.	20,873
111,755	Aristocrat Leisure, Ltd.	2,147,253
15,915	Asaleo Care, Ltd.	20,839
245,105	Australia & New Zealand Banking Group, Ltd.	5,629,873
136,909	Australian Pharmaceutical Industries, Ltd.	164,927
67,131	BHP Billiton, Ltd.	1,641,703
39,920	Breville Group, Ltd.	394,665
21,166	Carsales.com, Ltd.	255,669
28,251	CSL, Ltd.	3,321,744
720,862	CSR, Ltd.	2,919,093
75,741	FlexiGroup, Ltd.	110,468
88,896	Genworth Mortgage Insurance Australia, Ltd.	208,022
116,375	Iluka Resources, Ltd.	944,483
242,501	Investa Office Fund	864,487
61,836	IOOF Holdings, Ltd.	548,803
14,475	McMillan Shakespeare, Ltd.	204,402
553,994	Medibank Private, Ltd.	1,491,797
964,928	Metcash, Ltd.	2,488,484
817,780	Mirvac Group	1,453,152
103,145	Monadelphous Group, Ltd.	1,458,357
73,519	OZ Minerals, Ltd.	552,687
304,872	Qantas Airways, Ltd.	1,292,022
26,202	Rio Tinto, Ltd.	1,613,215
123,409	Sandfire Resources NL	712,725
8,805	Seven Group Holdings, Ltd.	115,780
103,035	Sigma Healthcare, Ltd.	74,308
74,001	Sims Metal Management, Ltd.	978,492
721,199	South32, Ltd.	2,214,711
184,285	Southern Cross Media Group, Ltd.	174,101
71,902	Star Entertainment Group, Ltd.	350,700
197,191	Treasury Wine Estates, Ltd.	2,716,241
358,104	Vita Group, Ltd.[a]	513,128
358,547	Whitehaven Coal, Ltd.	1,422,445

	Total	39,382,229

Austria (0.9%)
32,719	Erste Group Bank AG	1,648,066
2,240	Lenzing AG	284,784
76,495	OMV AG	4,925,265
1,139	Osterreichische Post AG	54,250
36,556	Raiffeisen Bank International AGb	1,571,465
4,004	S IMMO AG	74,866
19,262	UNIQA Insurance Group AG	237,116

	Total	8,795,812

Belgium (0.8%)
14,155	Agfa-Gevaert NVb	71,105
13,399	Anheuser-Busch InBev NV	1,517,573
1,687	Barco NV	208,194
24,614	bpost SA	818,394
1,547	Compagnie d’ Entreprises CFE	223,568
1,443	Fagron NVb	20,385
2,208	Gimv NV	141,180
6,029	KBC Ancora	407,438
6,406	Melexis NV	674,614
6,296	Mobistar SA	133,035
15,940	NV Bekaert SA	724,137
7,007	SA D’Ieteren NV	327,250
17,834	Solvay SA	2,582,284

Shares	Common Stock (89.2%)	Value
Belgium (0.8%) - continued
5,536	Tessenderlo Group[b]	$265,308

	Total	8,114,465

Bermuda (<0.1%)
18,208	BW Offshore, Ltd.[b]	90,699
4,000	Johnson Electric Holdings, Ltd.	16,322

	Total	107,021

Brazil (2.0%)
351,400	Ambev SA	2,422,544
353,133	Banco Bradesco SA ADR	4,484,789
133,408	BRF SAb	1,480,416
233,600	Lojas Renner SA	2,776,280
77,666	Multiplan Empreendimentos Imobiliarios SA	1,769,692
118,412	Ultrapar Participacoes SA	3,032,101
234,596	Vale SA ADR	3,070,862

	Total	19,036,684

Canada (2.5%)
73,068	CAE, Inc.	1,348,491
42,748	Canadian National Railway Company	3,426,096
9,755	CI Financial Corporation	234,834
32,645	Dollarama, Inc.	4,463,606
60,599	Empire Company, Ltd.	1,172,566
55,480	Finning International, Inc.	1,527,729
18,790	Genworth MI Canada, Inc.[a]	645,276
20,643	Gluskin Sheff + Associates, Inc.	265,674
16,189	IGM Financial, Inc.	578,197
1,194	Magna International, Inc.	68,237
59,546	Manulife Financial Corporation	1,263,537
21,832	Premium Brands Holdings Corporation	1,899,207
59,935	Stars Group, Inc.[b]	1,522,739
68,833	Teck Resources, Ltd.	1,998,955
52,200	Transcanada Corporation	2,403,322
72,164	Transcontinental, Inc.	1,459,121

	Total	24,277,587

Cayman Islands (1.1%)
460,000	China Resources Land, Ltd.	1,830,776
103,700	Tencent Holdings, Ltd.	6,127,368
1,877,830	WH Group, Ltd.[c]	2,321,756
414,000	Xinyi Glass Holdings Company, Ltd.	627,263

	Total	10,907,163

Chile (0.3%)
50,646	Banco Santander Chile SA ADR	1,724,496
150,675	S.A.C.I. Falabella	1,581,695

	Total	3,306,191

China (1.3%)
211,398	China International Travel Service Corporation, Ltd.	1,722,912
340,297	Hangzhou Hikvision Digital Technology Company, Ltd.	2,153,886
23,395	Kweichow Moutai Company, Ltd.	2,843,033
220,900	Midea Group Company, Ltd.	2,098,726
133,500	Ping An Insurance Company of China, Ltd.	1,572,362
262,682	Shanghai International Airport Company, Ltd.	1,958,863

	Total	12,349,782

Denmark (1.5%)
7,803	Bavarian Nordic ASb	300,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Denmark (1.5%) - continued
32,405	Danske Bank AS	$1,315,867
6,154	DFDS AS	369,266
23,463	GN Store Nord AS	791,221
8,563	Jyske Bank AS	495,024
117,356	Novo Nordisk AS	6,513,068
5,574	Rockwool International AS	1,557,038
9,231	Royal Unibrew AS	560,836
14,983	Spar Nord Bank AS	178,496
70,521	Sydbank AS	2,884,127

	Total	14,965,581

Faroe Islands (<0.1%)
3,712	Bakkafrost PF	151,271

	Total	151,271

Finland (1.1%)
10,494	Cramo Oyj	256,018
24,867	Finnair Oyj	301,020
15,468	KONE Oyj	885,478
4,268	Konecranes Oyj	216,678
4,812	Outokumpu Oyj	41,278
1,293	Raisio Oyj	7,168
20,062	Ramirent Oyj	201,382
229,783	UPM-Kymmene Oyj	7,747,991
43,280	Valmet Oyj	971,108

	Total	10,628,121

France (5.0%)
80,742	Air France-KLM[b]	1,252,362
2,275	Alten SA	230,313
17,996	Amundi SAc	1,698,097
12,583	AtoS	1,984,430
164,089	AXA SA	5,396,501
38,612	BNP Paribas SA	3,189,131
13,283	Capgemini SA	1,763,202
1,278	Cie Plastic Omnium SA	65,647
33,534	CNP Assurances	859,477
6,811	Derichebourg	68,302
15,554	Eiffage SA	1,885,703
78,676	Engie	1,366,146
4,034	Eramet SAb	569,351
2,786	Eurofins Scientific SE	1,813,593
111,321	Eutelsat Communications	2,450,175
8,014	Ipsos SA	306,125
3,985	Jacquet Metal Service	147,953
2,445	Kaufman & Broad SA	127,586
6,832	Kering SA	3,460,744
7,031	Legrand SA	585,044
13,728	LVMH Moet Hennessy Louis Vuitton SE	4,300,337
12,563	Metropole Television SA	341,813
12,563	Neopost SA	374,096
11,348	Nexity SA	683,795
50,895	Peugeot SA	1,143,176
25,102	Safran SA	2,836,071
7,475	Schneider Electric SEb	700,391
6,509	SCOR SE	291,332
90,893	Total SA	5,270,002
19,172	UbiSoft Entertainment SAb	1,640,819
953	Vilmorin & Cie SA	104,240
16,994	Vinci SA	1,836,702
366	Worldline SAb,c	20,703

	Total	48,763,359

Germany (7.1%)
12,599	Aareal Bank AG	636,912

Shares	Common Stock (89.2%)	Value
Germany (7.1%) - continued
1,627	Aixtron SEb	$24,579
24,568	Allianz SE	6,213,933
48,742	Alstria Office REIT AG	769,703
3,305	Amadeus Fire AG	340,578
16,783	Aurubis AG	1,763,623
90,411	BASF SE	10,603,261
48,695	Bayer AG	6,380,902
299	Bechtle AG	27,270
18,822	Covestro AGc	2,167,372
6,604	CTS Eventim AG & Company KGaA	330,202
2,889	Deutsche Beteiligungs AG	178,320
54,298	Deutsche Pfandbriefbank AGc	1,003,631
81,785	Deutsche Post AG	3,863,094
73,798	Deutz AG	685,279
2,183	DIC Asset AG	28,036
3,567	Duerr AG	491,421
58,803	Evonik Industries AG	2,323,632
42,871	Freenet AG	1,643,948
11,834	Gerresheimer AG	1,033,652
14,409	Hamburger Hafen und Logistik AG	402,375
25,038	Hannover Rueckversicherung SE	3,424,321
17,275	Hugo Boss AG	1,586,604
1,196	Isra Vision AG	278,402
17,611	Jenoptik AG	730,942
15,333	Jungheinrich AG	758,276
16,176	Leoni AG	1,242,155
7,359	Merck KGaA	805,514
9,269	Pfeiffer Vacuum Technology AG	1,837,827
24,329	Rheinmetall AG	3,443,795
3,261	SAF-Holland SA	76,521
10,907	Salzgitter AG	658,791
20,820	SAP SE	2,355,600
40,887	Siemens AG	6,206,855
322	Siltronic AGb	53,458
11,646	Software AG	632,117
39,560	TAG Immobilien AG	781,990
5,309	Takkt AG	147,648
7,202	Wacker Chemie AG	1,445,103
6,452	Wacker Neuson SE	264,356
16,442	Wirecard AG	2,049,981
58	XING AG	20,287

	Total	69,712,266

Hong Kong (2.3%)
494,400	AIA Group, Ltd.	4,222,920
242,000	Champion REIT	179,737
370,500	China Mobile, Ltd.	3,901,512
86,000	CITIC Telecom International Holdings, Ltd.	25,884
199,633	CK Asset Holdings, Ltd.	1,899,628
108,000	Giordano International, Ltd.	55,225
10,000	Great Eagle Holdings, Ltd.	52,476
84,000	Haitong International Securities Group, Ltd.	59,422
619,000	Hang Lung Group, Ltd.	2,349,543
61,106	Hong Kong Exchanges and Clearing, Ltd.	2,305,267
40,500	Hopewell Holdings, Ltd.	163,469
291,000	Luk Fook Holdings International, Ltd.	1,041,591
818,000	Melco International Development, Ltd.	2,448,941
154,000	Shun Tak Holdings, Ltd.	66,257
225,000	Sun Hung Kai Properties, Ltd.	3,889,990
35,000	Sunlight Real Estate Investment Trust	24,474

	Total	22,686,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Hungary (0.2%)
55,410	Richter Gedeon Nyrt	$1,424,071

	Total	1,424,071

India (2.1%)
90,300	Aditya Birla Capital, Ltd.[b]	241,249
47,500	Grasim Industries, Ltd.	863,983
31,679	Hero Motocorp, Ltd.	1,836,765
115,000	Hindustan Unilever, Ltd.	2,475,880
188,191	Housing Development Finance Corporation	5,782,539
676,301	ITC, Ltd.	2,885,806
82,200	Kotak Mahindra Bank, Ltd.	1,431,000
38,418	Tata Consultancy Services, Ltd.	1,876,959
48,428	Ultra Tech Cement, Ltd.	3,332,233

	Total	20,726,414

Indonesia (0.8%)
5,504,800	Astra International Tbk PT	3,491,199
1,071,600	Indocement Tunggal Prakarsa Tbk PT	1,744,847
1,216,400	PT Bank Central Asia Tbk	2,065,181

	Total	7,301,227

Ireland (0.2%)
126,820	UDG Healthcare plc	1,477,238

	Total	1,477,238

Isle of Man (<0.1%)
21,778	GVC Holdings plc	286,642

	Total	286,642

Israel (0.1%)
235,294	El Al Israel Airlines, Ltd.	96,765
75,803	Israel Discount Bank, Ltd.[b]	226,755
23,509	Shufersal, Ltd.	169,243

	Total	492,763

Italy (2.2%)
11,600	Ascopiave SPA	51,127
42,941	Assicurazioni Generali SPA	851,915
13,492	ASTM SPA	366,011
6,893	Azimut Holding SPA	156,985
1,788	Banca Generali SPA	66,974
533	Banca IFIS SPA	25,362
24,950	Banca Popolare Di Sondrio SCRL	100,675
135,920	Beni Stabili SPA	125,917
9,861	Biesse SPA	554,197
23,575	DiaSorin SPA	2,280,645
7,838	EL En SPA	287,658
148,565	Enav SPA[c]	777,281
263,178	Enel SPA	1,673,138
447,936	Iren SPA	1,449,423
1,528	Italmobiliare SPA	46,669
6,287	La Doria SPA	120,051
5,366	Maire Tecnimont SPA	27,964
148,637	Mediobanca SPA	1,807,714
14,085	Moncler SPA	464,177
46,878	Prysmian SPA	1,649,107
48,700	Recordati SPA	2,217,734
786,874	Saras SPA	1,718,993
50,666	Societa Cattolica di Assicurazioni SCRL	630,935
107,788	Societa Iniziative Autostradali e Servizi SPA	2,028,787
251,658	Terna Rete Elettrica Nazionale SPA	1,514,747

	Total	20,994,186

Shares	Common Stock (89.2%)	Value
Japan (19.4%)
26,300	Adeka Corporation	$466,986
7,000	Aisan Industry Company, Ltd.	84,499
29,400	Aisin Seiki Company, Ltd.	1,720,829
34,800	All Nippon Airways Company, Ltd.	1,419,668
4,700	Alpen Company, Ltd.	108,790
18,300	AOKI Holdings, Inc.	277,523
10,800	Aoyama Trading Company, Ltd.	425,306
7,200	Aozora Bank, Ltd.	292,445
6,300	Arcland Sakamoto Company, Ltd.	108,695
59,100	Arcs Company, Ltd.	1,372,864
5,600	Asahi Diamond Industrial Company, Ltd.	69,177
9,200	ASKA Pharmaceutical Company, Ltd.	178,324
113,400	Astellas Pharmaceutical, Inc.	1,491,347
29,600	Autobacs Seven Company, Ltd.	592,584
17,700	Avex, Inc.	264,398
53,700	Brother Industries, Ltd.	1,379,493
19,500	Canon Electronics, Inc.	508,008
70,500	Canon, Inc.	2,812,950
16,900	Capcom Company, Ltd.	646,495
6,100	Cawachi, Ltd.	148,589
30,600	Chiyoda Company, Ltd.[a]	759,340
2,300	Chiyoda Integre Company, Ltd.	55,123
53,500	Chubu Electric Power Company, Inc.	674,206
15,100	Citizen Watch Company, Ltd.	116,019
12,900	Cosmo Energy Holdings Company, Ltd.	507,893
2,500	Daido Steel Company, Ltd.	147,880
1,800	Daiichi Jitsugyo Company, Ltd.	54,857
12,900	Daiichikosho Company, Ltd.	704,654
1,700	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	83,545
2,500	Daishi Bank, Ltd.	118,670
66,700	DMG Mori Company, Ltd.	1,527,316
13,100	Doutor Nichires Holdings Company, Ltd.	311,203
47,600	DTS Corporation	1,741,626
13,700	Ebara Corporation	562,364
48,300	EDION Corporation	617,846
2,800	EN-Japan, Inc.	149,972
13,500	EPS Holdings, Inc.	328,126
4,100	Fancl Corporation	128,996
3,000	Ferrotec Holdings Corporation	78,712
2,600	Fields Corporation	28,763
78,300	Financial Products Group Company, Ltd.	1,196,780
23,300	Foster Electric Company, Ltd.	690,091
24,700	Fuji Machine Manufacturing Company, Ltd.	522,628
13,600	Fuji Oil Holdings, Inc.	414,999
7,000	Fuji Soft, Inc.	241,037
6,700	Fujibo Holdings, Inc.	249,486
304,000	Fujitsu, Ltd.	2,244,616
12,800	Goldcrest Company, Ltd.	283,823
12,100	Gree, Inc.	78,694
115,800	Haseko Corporation	1,810,894
36,300	Heiwa Corporation	727,544
146	Heiwa Real Estate REIT, Inc.	134,271
16,400	Hitachi Zosen Corporation	89,092
355,000	Hitachi, Ltd.	2,832,829
1,000	Hogy Medical Company, Ltd.	75,843
45,800	Hokuetsu Kishu Paper Company, Ltd.	300,953
327,400	Honda Motor Company, Ltd.	11,546,013
3,300	Horiba, Ltd.	212,873
64,500	IBIDEN Company, Ltd.	1,005,452
14,200	Ichiyoshi Securities Co., Ltd.	183,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Japan (19.4%) - continued
11,900	INES Corporation	$125,369
130,500	ITOCHU Corporation	2,567,809
17,400	JAFCO Company, Ltd.	990,283
31,200	Japan Airlines Company, Ltd.	1,178,970
40,000	Japan Aviation Electronics Industry, Ltd.	672,442
186	Japan Rental Housing Investments, Inc.	146,865
117,800	JVC Kenwood Corporation	456,527
162,000	Kajima Corporation	1,608,350
98,000	Kaneka Corporation	912,238
1,300	Kanematsu Electronics, Ltd.	38,482
32,900	Kao Corporation	2,286,178
2,800	Kato Works Company, Ltd.	88,787
23,000	Keihin Corporation	479,512
148	Kenedix Office Investment Corporation	932,216
91	Kenedix Residential Investment Corporation	260,488
65,600	Kinden Corporation	1,097,908
60,000	KITZ Corporation	519,259
12,000	Klab, Inc.	207,956
5,600	Kobayashi Pharmaceutical Company, Ltd.	370,929
11,600	Koei Tecmo Holdings Company, Ltd.	257,096
16,400	Kohnan Shoji Company, Ltd.	413,177
34,800	Kokuyo Company, Ltd.	646,828
186,700	Konica Minolta Holdings, Inc.	1,868,903
39,700	Konoike Transport Company, Ltd.	724,388
104,100	K’s Holdings Corporation	2,907,787
24,000	Kurabo Industries, Ltd.	77,830
6,700	KYB Company, Ltd.	436,946
7,200	Kyokuto Kaihatsu Kogyo Company, Ltd.	126,050
64,400	Kyowa Exeo Corporation	1,671,885
213	LaSalle Logiport REIT	230,033
36,500	Leopalace21 Corporation	303,224
7,200	Link and Motivation, Inc.	62,636
108,000	Makino Milling Machine Company, Ltd.	1,220,709
15,600	Mandom Corporation	557,138
142,900	Marubeni Corporation	1,074,744
32,100	Marusan Securities Company, Ltd.	314,063
6,600	Maruwa Company, Ltd.	591,114
13,400	Marvelous, Inc.	121,081
32,600	Matsumotokiyoshi Holdings Company, Ltd.	1,339,432
38,400	Maxell Holdings, Ltd.	887,153
2,600	Megmilk Snow Brand Company, Ltd.	75,093
8,100	Meiko Network Japan Company, Ltd.	98,461
7,800	MEITEC Corporation	429,141
27,400	Ministop Company, Ltd.	573,934
165,400	Mitsubishi Chemical Holdings Corporation	1,803,903
113,800	Mitsubishi Corporation	3,189,287
5,900	Mitsubishi Shokuhin Company, Ltd.	175,902
108,200	Mitsui & Company, Ltd.	1,903,723
900	Mitsui Mining and Smelting Company, Ltd.	50,546
5,600	Mitsui Sugar Company, Ltd.	238,641
2,229,100	Mizuho Financial Group, Inc.	4,225,821
35,200	Monex Group, Inc.	130,875
13	Mori Trust Sogo REIT, Inc.	19,414
7,700	Nagase & Co., Ltd.	140,441
6,500	NEC Networks & System Integration Corporation	174,175

Shares	Common Stock (89.2%)	Value
Japan (19.4%) - continued
38,000	NICHIAS Corporation	$517,790
51,700	Nichirei Corporation	1,387,862
1,000	Nihon Chouzai Company, Ltd.	31,594
35,800	Nikkiso Company, Ltd.	424,640
12,400	Nikkon Holdings Company, Ltd.	338,092
7,900	Nintendo Company, Ltd.	3,578,027
700	Nippon Chemi-Con Corporation	23,757
41,000	Nippon Electric Glass Company, Ltd.	1,695,240
447,400	Nippon Light Metal Holdings Company, Ltd.	1,319,794
10,000	Nippon Shokubai Company, Ltd.	712,115
95,400	Nippon Telegraph & Telephone Corporation	4,568,199
16,400	Nippon Thompson Company, Ltd.	129,014
26,200	Nishimatsu Construction Company, Ltd.	744,855
883,978	Nissan Motor Company, Ltd.	9,469,627
13,100	Nisshin Oillio Group, Ltd.	395,430
15,800	Nisshin Steel Company, Ltd.	266,393
18,800	Nissin Kogyo Company, Ltd.	354,847
13,983	Nitto Kogyo Corporation	240,211
7,300	Noritz Corporation	144,358
17,800	NSD Company, Ltd.	376,381
209,200	NTN Corporation	1,078,956
61,800	NTT DOCOMO, Inc.	1,535,570
114,800	Obayashi Corporation	1,386,043
4,300	Oiles Corporation	89,562
16,000	Oki Electric Industry Company, Ltd.	232,874
6,000	Okuma Corporation	414,194
98,500	ORIX Corporation	1,845,071
222,900	Osaka Gas Company, Ltd.	4,434,091
10,600	Paramount Bed Holdings Company, Ltd.	558,719
5,300	Plenus Company, Ltd.	103,901
94	Premier Investment Corporation	100,225
204,000	Prima Meat Packers, Ltd.	1,396,044
6,600	Qol Company, Ltd.	131,284
4,600	Raito Kogyo Company, Ltd.	52,229
12,700	Relo Group, Inc.	377,151
2,200	Riken Vitamin Company, Ltd.	85,461
18,300	Rohm Company, Ltd.	2,016,028
29,000	ROHTO Pharmaceutical Company, Ltd.	779,442
43,100	Round One Corporation	799,271
8,300	Ryoyo Electro Corporation	147,302
2,700	Sakai Moving Service Company, Ltd.	129,409
1,400	Sanden Holdings Corporation[b]	30,601
56,300	Sangetsu Company, Ltd.	1,121,485
3,800	Sanki Engineering Company, Ltd.	43,062
65,500	Sankyo Company, Ltd.	2,128,131
13,500	Sankyu, Inc.	630,114
1,300	Sanyo Special Steel Company, Ltd.	33,003
2,000	SCREEN Holdings Company, Ltd.	174,325
41,900	Sega Sammy Holdings, Inc.	586,473
7,000	Seiko Holdings Corporation	201,575
4,900	Seino Holdings Company, Ltd.	81,483
83	Sekisui House Residential Investment Corporation	95,624
20,800	Sekisui House, Ltd.	382,166
36,300	Senko Group Holdings Company, Ltd.	261,132
22,300	Shikoku Electric Power Company	253,380
23,000	SHIMAMURA Company, Ltd.	2,703,997
3,100	Shindengen Electric Manufacturing Company, Ltd.	287,135
77,300	Shinko Electric Industries Company, Ltd.	657,505
72,100	ShinMaywa Industries, Ltd.	693,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Japan (19.4%) - continued
13,300	Ship Healthcare Holdings, Inc.	$432,990
11,100	SHOWA Corporation	139,624
7,200	Sintokogio, Ltd.	92,687
17,200	Sodick Company, Ltd.	240,440
39,900	SoftBank Group Corporation	3,315,208
2,400	Square ENIX Holdings Company, Ltd.	109,629
2,000	STUDIO ALICE Company, Inc.[b]	51,479
109,300	Sumitomo Corporation	1,889,863
36,700	Sumitomo Heavy Industries, Ltd.	1,683,029
2,200	Sumitomo Seika Chemicals Company, Ltd.	114,843
13,000	Sun Frontier Fudousan Co., Ltd.	164,328
44,000	Suzuki Motor Corporation	2,527,143
11,300	Taiho Kogyo Company, Ltd.	171,768
23,200	Taikisha, Ltd.	810,572
81,900	Taiyo Yuden Company, Ltd.	1,386,041
19,100	Takara Holdings, Inc.	235,726
134,400	Takara Leben Company, Ltd.	601,727
32,300	Takeda Pharmaceutical Company, Ltd.	1,891,934
7,700	Tatsuta Electric Wire and Cable Company, Ltd.	56,991
7,700	TechnoPro Holdings, Inc.	422,844
15,500	TIS, Inc.	549,951
33,800	Toagosei Company, Ltd.	437,443
3,500	Toho Titanium Company, Ltd.	49,637
1,400	Toho Zinc Company, Ltd.	85,298
21,800	Tokai Rika Company, Ltd.	474,265
14,100	Tokyo Electron, Ltd.	2,659,857
142,100	Tokyo Gas Company, Ltd.	3,390,602
20,300	Tokyo Seimitsu Company, Ltd.	888,856
317	Tokyu REIT, Inc.	403,328
106,000	Toppan Printing Company, Ltd.	999,213
2,200	Topy Industries, Ltd.	71,816
25,600	Tosei Corporation	316,467
68,000	Toshiba Machine Company, Ltd.	557,800
10,100	Toyo Construction Company, Ltd.	57,865
12,800	Toyo Tanso Company, Ltd.	443,278
71,700	Toyoda Gosei Company, Ltd.	1,908,161
53,100	Toyota Motor Corporation	3,658,452
1,000	Tsubaki Nakashima Company, Ltd.	28,558
24,000	Tsubakimoto Chain Company	202,668
4,000	Tsugami Corporation	59,790
74,200	TV Asahi Holdings Corporation	1,534,372
4,600	UACJ Corporation	124,107
15,100	Ube Industries, Ltd.	451,045
26,200	ULVAC, Inc.	1,756,259
10,800	Unipres Corporation	287,791
16,500	UNIZO Holdings Company, Ltd.	475,730
11,500	Ushio, Inc.	176,362
5,800	Wakita & Company, Ltd.	71,941
26,700	West Japan Railway Company	2,008,429
1,600	Ya-Man, Ltd.	26,732
10,200	Yamato Kogyo Company, Ltd.	292,249
11,300	Yodogawa Steel Works, Ltd.	350,446
17,500	Yumeshin Holdings Company, Ltd.	206,503
10,400	Zenkoku Hosho Company, Ltd.	487,504
33,100	ZEON Corporation	499,546

	Total	189,017,124

Jersey (<0.1%)
49,101	Boohoo.Com PLC[b]	129,219

	Total	129,219

Luxembourg (0.5%)
74,342	Arcelor Mittal[b]	2,692,485

Shares	Common Stock (89.2%)	Value
Luxembourg (0.5%) - continued
25,822	B&M European Value Retail SA	$152,414
4,672	Oriflame Holdings AG	209,233
130,710	Subsea 7 SA	2,035,961

	Total	5,090,093

Malaysia (0.2%)
306,500	Public Bank Berhad	1,728,400

	Total	1,728,400

Mexico (0.8%)
32,500	Fomento Economico Mexicano SAB de CV ADR	3,170,050
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,844,995
411,208	Grupo Financiero Banorte SAB de CV ADR	2,633,605

	Total	7,648,650

Netherlands (3.3%)
203,399	ABN AMRO Group NVc	6,884,706
3,558	AMG Advanced Metallurgical Group NV	190,262
12,480	ASM International NV	898,130
35,571	ASR Nederland NV	1,553,779
18,251	BE Semiconductor Industries NV	1,756,434
36,390	Euronext NVc	2,465,243
19,006	Ferrari NV	2,267,588
80,695	Fiat Chrysler Automobiles NVb	1,950,302
20,941	Koninklijke DSM NV	2,165,156
34,943	NN Group NV	1,648,090
1,680	NSI NV	74,255
54,274	Philips Lighting NVc	2,134,065
71,835	RELX NV	1,590,689
112,264	Unilever NV	6,480,157

	Total	32,058,856

New Zealand (0.1%)
98,183	a2 Milk Company, Ltd.[b]	665,677
147,608	Air New Zealand, Ltd.	335,043
46,539	Contact Energy, Ltd.	191,691
64,795	Infratil, Ltd.	155,190
8,574	Z Energy, Ltd.	48,337

	Total	1,395,938

Norway (2.0%)
106,919	Aker BP ASA	3,094,031
20,841	Aker Solutions ASA[b]	120,184
14,466	Borregaard ASA	129,106
290,810	DnB ASA	5,910,787
896,024	DNO International ASA[b]	1,145,031
2,018	Entra ASA[c]	30,523
21,406	Grieg Seafood ASA	189,158
29,882	Leroy Seafood Group ASA	152,178
176,154	Norsk Hydro ASA	1,282,638
18,095	SalMar ASA	491,995
15,937	SpareBank 1 Nord-Norge	134,479
16,764	SpareBank 1 SMN	190,063
39,535	Storebrand ASA	353,894
250,104	Telenor ASA	5,847,348
9,534	TGS Nopec Geophysical Company ASA	239,517

	Total	19,310,932

Philippines (0.5%)
11,120	Ayala Corporation	227,642
3,199,800	Ayala Land, Inc.	2,760,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Philippines (0.5%) - continued
911,364	Bank of the Philippine Islands	$2,116,369

	Total	5,104,072

Poland (0.1%)
34,898	Bank Pekao SA	1,416,564

	Total	1,416,564

Portugal (0.6%)
42,320	Altri SGPS SA	255,792
2,978,379	Banco Espirito Santo SAb,d,e	370
110,783	CTT-Correios de Portugal SA	474,525
110,848	Galp Energia SGPS SA	2,117,462
73,827	Jeronimo Martins SGPS SA	1,572,435
3,850	Semapa-Sociedade de Investimento e Gestao, SGPS SA	87,857
981,527	Sonae	1,575,678

	Total	6,084,119

Russia (0.3%)
25,100	Lukoil ADR	1,658,470
16,297	Magnit PJSC	1,545,245

	Total	3,203,715

Singapore (0.5%)
229,700	CapitaLand Retail China Trust	295,924
50,900	China Aviation Oil (Singapore) Corporation Ltd	63,115
206,800	Frasers Commercial Trust	230,163
35,700	OUE, Ltd.	58,474
106,900	United Engineers, Ltd.	215,137
90,100	United Overseas Bank, Ltd.	1,880,651
99,300	Venture Corporation, Ltd.	1,739,572
245,600	Yanlord Land Group, Ltd.	346,367

	Total	4,829,403

South Africa (0.6%)
123,390	Massmart Holdings, Ltd.	1,441,464
177,800	MTN Group, Ltd.	1,968,815
241,111	Truworths International, Ltd.	1,994,629

	Total	5,404,908

South Korea (0.6%)
3,914	Amorepacific Corporation[b]	569,956
7,488	Amorepacific Group[b]	995,735
3,615	LG Chem, Ltd.	1,462,160
2,948	NAVER Corporation	2,511,136

	Total	5,538,987

Spain (1.8%)
4,200	Acerinox SA	61,763
36,752	ACS Actividades de Construccion y Servicios, SA	1,470,548
35,579	Amadeus IT Holding SA	2,758,417
29,269	Applus Services SA	422,803
123,664	Banco Bilbao Vizcaya Argentaria SA	1,160,539
117,961	Banco de Sabadell SA	280,372
531	CIE Automotive SA	18,197
5,309	Construcciones y Auxiliar de Ferrocarriles SA	247,178
183,067	Distribuidora Internacional de Alimentacion SA	978,150
122,263	Ence Energia y Celulosa SA	785,547
16,460	Hispania Activos Inmobiliarios SA	344,347
15,882	International Consolidated Airlines Group SA	144,310
4,443	Let’s GOWEX SAb,d,e	1

Shares	Common Stock (89.2%)	Value
Spain (1.8%) - continued
64,004	Melia Hotels International SA	$904,494
114,461	Merlin Properties Socimi SA	1,648,072
22,913	NH Hotel Group SA	174,216
251,487	Repsol SA	4,733,248
124,523	Telefonica SA	1,277,431
3,445	Viscofan SA	240,943

	Total	17,650,576

Sweden (2.6%)
42,147	Atlas Copco AB, Class B	1,759,080
23,382	Betsson ABb	189,729
4,926	Biotage AB	54,574
54,755	Boliden AB	1,987,768
13,862	Bonava AB	197,554
6,319	Bure Equity AB	79,142
62,492	Dometic Group ABc	676,322
40,754	Granges AB	428,855
34,479	Hemfosa Fastigheter AB	473,966
8,538	Investor AB	417,520
48,000	JM AB	1,082,708
60,607	Loomis AB	2,423,220
24,616	NetEnt ABb	139,763
35,281	Nobina ABc	250,283
279,263	Nordea Bank AB	3,447,529
3,615	Peab AB	31,014
49,073	Scandic Hotels Group ABc	542,970
29,566	Skandinaviska Enskilda Banken AB	373,649
144,905	SKF AB	3,581,602
135,529	SSAB AB, Class Bb	705,113
253,920	Svenska Cellulosa AB SCA	2,627,525
63,589	Swedish Orphan Biovitrum ABb	1,117,097
2,483	Vitrolife AB	217,337
143,647	Volvo AB	2,931,913

	Total	25,736,233

Switzerland (5.1%)
12,359	Adecco SA	1,016,911
846	Bachem Holding AG	127,978
4,324	BKW FMB Energie	276,522
2,419	Bobst Group SA	317,209
522	Bossard Holding AG	134,816
678	Bucher Industries AG	310,650
4,279	Cembra Money Bank AG	422,107
197	Conzzeta AG	239,841
38,966	Ferguson plc	3,009,117
243,536	Ferrexpo plc	1,008,653
34,104	GAM Holding AGb	640,578
902	Georg Fischer AG	1,305,782
676,840	Glencore Xstrata plc[b]	3,879,237
161	Gurit Holding AG	180,244
2,312	Implenia AG	167,722
955	Inficon Holding AG	597,618
1,270	Kardex AG	172,755
10,268	Lonza Group AG	2,852,826
778	Mobimo Holding AG	217,644
95,249	Nestle SA	8,227,796
59,226	Novartis AG	5,345,566
1,659	OC Oerlikon Corporation AGb	29,600
18,747	Pargesa Holding SA	1,709,019
2,544	Partners Group Holding AG	1,976,829
868	Rieter Holding AG	231,840
31,744	Roche Holding AG	7,843,126
5,428	Roche Holding AG-BR	1,356,358
205	Schweiter Technologies AG	256,455
1,269	Siegfried Holding AG	454,189
1,099	Sulzer, Ltd.	156,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (89.2%)	Value
Switzerland (5.1%) - continued
9,610	TE Connectivity, Ltd.	$985,313
3,340	Tecan Group AG	739,314
5,714	Temenos Group AG	789,655
3,021	Valora Holding AG	1,111,756
4,947	Vontobel Holding AG	357,410
2,867	Zurich Insurance Group AG	943,094

	Total	49,391,716

Taiwan (0.7%)
788,362	Taiwan Semiconductor Manufacturing Company, Ltd.	6,889,736

	Total	6,889,736

Thailand (0.5%)
186,150	Siam Cement pcl	2,920,233
465,000	Siam Commercial Bank pcl	2,334,731

	Total	5,254,964

Turkey (0.4%)
410,258	Akbank TAS	1,189,105
84,296	BIM Birlesik Magazalar AS	1,680,341
385,000	Turkiye Garanti Bankasi AS	1,255,907

	Total	4,125,353

United Kingdom (12.8%)
112,049	3i Group plc	1,481,627
15,345	Abcam plc	267,811
126,673	Anglo American plc	3,070,672
112,159	Ashmore Group plc	684,650
74,682	Ashtead Group plc	2,232,475
43,825	Associated British Foods plc	1,699,742
769	Aveva Group plc	32,581
79,008	Aviva plc	576,397
20,197	Barratt Developments plc	167,773
72,935	BBA Aviation plc	364,517
31,117	Bellway plc	1,466,911
472,554	BHP Billiton plc	10,523,888
11,818	Big Yellow Group plc	145,565
17,652	Bodycote plc	242,226
396,896	BP plc	2,831,611
34,440	Brewin Dolphin Holdings plc	182,607
54,783	British American Tobacco plc	3,744,236
4,264	Burford Capital, Ltd.	74,467
51,043	Coca-Cola HBC AG	1,714,813
67,367	Crest Nicholson Holdings plc	483,516
127,010	Diageo plc	4,571,390
15,011	Dialog Semiconductor plc[b]	457,654
281,440	Direct Line Insurance Group plc	1,475,537
137,724	Electrocomponents plc	1,198,293
58,340	Elementis plc	239,764
72,430	Fenner plc	487,666
5,826	Fevertree Drinks plc	202,500
31,101	Galliford Try plc	482,213
72,184	Grainger plc	296,378
255,848	Hansteen Holdings plc	515,837
394,065	Hays plc	1,131,285
254,051	Howden Joinery Group plc	1,675,254
1,654,349	HSBC Holdings plc	17,649,679
37,873	Ibstock plc[c]	138,330
120,188	Inchcape plc	1,237,500
151,406	Intermediate Capital Group plc	2,489,416
149,281	JD Sports Fashion plc	776,185
205,361	Jupiter Fund Management plc	1,725,238
146,672	KAZ Minerals plc[b]	1,706,824
382,437	Legal & General Group plc	1,469,089
1,745,202	Lloyds TSB Group plc	1,724,259

Shares	Common Stock (89.2%)	Value
United Kingdom (12.8%) - continued
233,823	Man Group plc	$720,777
433,781	Marks and Spencer Group plc	1,854,972
61,972	Mondi plc	1,651,747
13,787	Morgan Advanced Materials plc	67,849
140,556	National Express Group plc	731,900
37,757	NEX Group plc	317,903
5,831	Next plc	421,033
36,155	NMC Health plc	1,711,406
33,358	Northgate plc	192,295
61,255	OneSavings Bank plc	347,196
371,004	PageGroup plc	2,867,401
95,883	Paragon Banking Group plc	671,729
45,479	Persimmon plc	1,615,625
191,839	QinetiQ Group plc	560,836
115,820	Redrow plc	985,037
68,888	RELX plc	1,524,482
2,624	Renishaw plc	184,770
125,105	Rentokil Initial plc	527,698
17,176	Royal Dutch Shell plc	603,174
91,748	Royal Dutch Shell plc, Class A	3,216,564
223,774	Royal Dutch Shell plc, Class B	7,937,817
595,584	Royal Mail plc	3,968,169
40,323	Safestore Holdings plc	285,815
33,557	Savills plc	487,894
31,227	Schroders plc	1,648,989
101,050	Smith & Nephew plc	1,818,243
133,689	Smiths Group plc	3,036,083
3,292	Spectris plc	121,957
14,377	Spirax-Sarco Engineering plc	1,157,961
286,733	SSP Group plc	2,481,104
123,132	Standard Chartered plc[b]	1,432,670
92,968	Synthomer plc	625,683
134,367	Thomas Cook Group plc	240,765
64,188	Unilever plc	3,632,803
18,880	UNITE Group plc	213,650
58,172	Vesuvius plc	497,406
3,665	Victrex plc	132,974
200,716	William Hill plc	883,458

	Total	125,016,211

United States (0.3%)
12,581	Kulicke and Soffa Industries, Inc.[b]	289,489
60,600	Yum China Holding, Inc.	2,811,234

	Total	3,100,723

	Total Common Stock (cost $710,750,253)	871,012,901

Principal Amount	Long-Term Fixed Income (7.9%)
Argentina (0.8%)
	Argentina Government International Bond
$830,000	24.309%, (BADLARPP + 2.75%), 3/1/2018[f,g]	44,174
525,000	24.226%, (BADLARPP + 2.5%), 3/11/2019[f,g]	28,275
700,000	24.809%, (BADLARPP + 3.25%), 3/1/2020[f,g]	39,037
14,195,000	27.277%, (ARPP7DRR FLAT), 6/21/2020[f,g]	819,818
230,000	6.875%, 4/22/2021	245,295
1,225,000	24.225%, (BADLARPP + 2%), 4/3/2022[f,g]	67,692
420,000	3.375%, 1/15/2023[h]	525,365
80,000	16.000%, 10/17/2023[f]	4,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Argentina (0.8%) - continued
$460,000	7.500%, 4/22/2026	$507,150
30,000	15.500%, 10/17/2026[f]	1,612
800,000	6.875%, 1/26/2027	843,208
240,000	5.875%, 1/11/2028	233,520
420,000	5.250%, 1/15/2028[h]	529,839
426,592	7.820%, 12/31/2033[h]	608,422
137,610	7.820%, 12/31/2033[h]	198,205
235,543	8.280%, 12/31/2033	261,099
850,000	7.125%, 7/6/2036	869,550
100,000	2.260%, 12/31/2038[h,i]	89,582
1,030,000	2.500%, 12/31/2038[i]	722,030
100,000	6.250%, 11/9/2047[h]	123,480
330,000	6.875%, 1/11/2048	319,605
	Argentina Treasury Bond BONCER
100,000	2.500%, 7/22/2021[f]	6,723
	Cablevision SA
150,000	6.500%, 6/15/2021[c]	158,307
	Central Bank of Argentina
1,400,000	Zero Coupon, 5/16/2018[f]	66,339

	Total	7,312,605

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
150,000	3.500%, 9/1/2032[c]	132,611

	Total	132,611

Bahrain (<0.1%)
	Bahrain Government International Bond
370,000	6.750%, 9/20/2029[c]	365,005

	Total	365,005

Belize (<0.1%)
	Belize Government International Bond
135,900	4.938%, 2/20/2034*	80,860

	Total	80,860

Bermuda (0.1%)
	Bermuda Government International Bond
200,000	3.717%, 1/25/2027[c]	200,000
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	198,000
330,000	6.750%, 3/1/2023[c]	328,350

	Total	726,350

Brazil (0.3%)
	Banco do Brasil SA/Cayman
400,000	9.000%, 6/18/2024[g,j]	431,200
	Brazil Government International Bond
85,000	Zero Coupon, 5/15/2055[k]	94,366
	Brazil Letras do Tesouro Nacional
1,680,000	Zero Coupon, 10/1/2019[k]	466,258
	Brazil Loan Trust 1
295,039	5.477%, 7/24/2023*	308,466
	Brazil Minas SPE via State of Minas Gerais
260,000	5.333%, 2/15/2028*	263,900
	Brazil Notas do Tesouro Nacional
147,000	10.000%, 1/1/2025[k]	47,607
	Itau Unibanco Holding SA
200,000	6.125%, 12/12/2022*,g,j	203,340

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Brazil (0.3%) - continued
	Samarco Mineracao SA
$200,000	4.125%, 11/1/2022[l]	$157,600

	Total	1,972,737

Cayman Islands (<0.1%)
	China Evergrande Group
200,000	8.750%, 6/28/2025	206,471
	Kaisa Group Holdings, Ltd.
200,000	9.375%, 6/30/2024	195,008

	Total	401,479

Chile (0.2%)
	Chile Government International Bond
680,000	3.240%, 2/6/2028[m]	676,940
	GNL Quintero SA
310,000	4.634%, 7/31/2029[c]	323,950
	Itau CorpBanca
286,000	3.875%, 9/22/2019[c]	290,584
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	202,250
200,000	4.375%, 1/28/2025*	208,500

	Total	1,702,224

Colombia (0.2%)
	Banco de Bogota SA
450,000	6.250%, 5/12/2026[c]	488,250
	Colombia Government International Bond
30,000	8.125%, 5/21/2024	37,800
100,000	3.875%, 3/22/2026[h]	144,269
390,000	5.625%, 2/26/2044	445,380
585,000	5.000%, 6/15/2045	615,420

	Total	1,731,119

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	201,040
220,000	5.250%, 8/12/2018[c]	221,144
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	220,286
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	33,975
210,000	5.625%, 4/30/2043[c]	190,050
200,000	5.625%, 4/30/2043	181,000
450,000	7.158%, 3/12/2045[c]	479,250

	Total	1,526,745

Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
270,000	6.750%, 3/30/2029[c]	295,650
	Dominican Republic Government International Bond
4,000,000	15.000%, 4/5/2019[n]	88,766
900,000	16.000%, 7/10/2020[n]	21,849
400,000	7.500%, 5/6/2021	434,200
600,000	11.500%, 5/10/2024[n]	14,117
290,000	8.625%, 4/20/2027	353,075
1,600,000	18.500%, 2/4/2028*,n	49,362
2,900,000	11.375%, 7/6/2029[n]	67,148
990,000	6.850%, 1/27/2045	1,101,375
560,000	6.850%, 1/27/2045[c]	623,000

	Total	3,048,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Ecuador (0.4%)
	Ecuador Government International Bond
$390,000	10.750%, 3/28/2022	$453,375
230,000	7.950%, 6/20/2024	243,225
210,000	9.650%, 12/13/2026	239,400
700,000	9.650%, 12/13/2026[c]	798,000
540,000	9.625%, 6/2/2027[c]	612,900
770,000	8.875%, 10/23/2027[c]	838,338
380,000	7.875%, 1/23/2028[c]	385,890
	EP PetroEcuador
143,684	7.316%, (LIBOR 3M + 5.63%), 9/24/2019[g]	146,917

	Total	3,718,045

Egypt (0.1%)
	Citigroup Global Markets Holdings, Inc.
8,100,000	Zero Coupon, 5/10/2018[c,o]	437,657

	Total	437,657

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	105,000
40,000	7.750%, 1/24/2023	43,871
32,000	5.875%, 1/30/2025	32,080
109,000	6.375%, 1/18/2027	111,453
50,000	8.625%, 2/28/2029[c]	58,875

	Total	351,279

France (<0.1%)
	CMA CGM SA
100,000	5.250%, 1/15/2025[c,h]	119,289

	Total	119,289

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	174,063
	Guatemala Government International Bond
810,000	5.750%, 6/6/2022	863,938
230,000	4.500%, 5/3/2026[c]	231,665
350,000	4.375%, 6/5/2027[c]	349,125
500,000	4.875%, 2/13/2028	513,870

	Total	2,132,661

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	326,815
400,000	8.750%, 12/16/2020	450,780

	Total	777,595

India (<0.1%)
	NTPC, Ltd.
100,000	2.750%, 2/1/2027[h]	127,880
	Reliance Industries, Ltd.
300,000	3.667%, 11/30/2027[c]	290,831

	Total	418,711

Indonesia (0.6%)
	Indonesia Government International Bond
320,000	3.700%, 1/8/2022[c]	326,910
843,000	5.875%, 1/15/2024	951,099

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Indonesia (0.6%) - continued
$200,000	4.125%, 1/15/2025	$206,240
520,000	3.375%, 7/30/2025[h]	731,153
200,000	3.750%, 6/14/2028[c,h]	289,891
420,000	3.750%, 6/14/2028[h]	608,772
280,000	8.500%, 10/12/2035	412,035
280,000	5.250%, 1/17/2042	308,059
600,000	6.750%, 1/15/2044	791,458
	Perusahaan Penerbit SBSN Indonesia III
200,000	3.400%, 3/29/2022[c]	201,000
260,000	4.325%, 5/28/2025	268,125
1,020,000	4.150%, 3/29/2027[c]	1,040,400

	Total	6,135,142

Ireland (<0.1%)
	Credit Bank of Moscow
210,000	8.875%, 11/10/2022[g,j]	194,250
	Phosagro OAO
220,000	3.949%, 4/24/2023[c]	220,000

	Total	414,250

Isle of Man (<0.1%)
	Gohl Capital, Ltd.
200,000	4.250%, 1/24/2027	201,503

	Total	201,503

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
128,000	3.839%, 12/30/2018[c]	128,275

	Total	128,275

Italy (0.1%)
	Wind Tre SPA
240,000	2.625%, 1/20/2023[c,h]	277,116
260,000	3.125%, 1/20/2025[c,h]	296,922
340,000	5.000%, 1/20/2026[c]	308,591

	Total	882,629

Japan (0.1%)
	SoftBank Group Corporation
400,000	6.000%, 7/19/2023[g,j]	397,580
	Universal Entertainment Corporation
	5.914%, PIK 2.586%,
257,883	8/24/2020*,p	265,619

	Total	663,199

Kenya (0.1%)
	Kenya Government International Bond
840,000	6.875%, 6/24/2024	884,898

	Total	884,898

Kuwait (<0.1%)
	State of Kuwait
340,000	3.500%, 3/20/2027	338,504

	Total	338,504

Luxembourg (0.1%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	202,580
200,000	7.500%, 5/15/2026	207,626
	Gazprom OAO Via Gaz Capital SA
200,000	9.250%, 4/23/2019	214,530
	Sberbank of Russia Via SB Capital SA
200,000	5.500%, 2/26/2024[g]	203,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Luxembourg (0.1%) - continued
	Telefonica Celular del Paraguay SA
$200,000	6.750%, 12/13/2022	$205,194

	Total	1,033,430

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
280,000	5.625%, 7/26/2023[c,h]	410,539
460,000	2.750%, 1/18/2025[c,h]	577,541

	Total	988,080

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[c]	194,517
	MTN (Mauritius) Investments, Ltd.
200,000	5.373%, 2/13/2022	206,604
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022[c]	203,021

	Total	604,142

Mexico (0.6%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[q]	104,271
	Banco Mercantil del Norte SA
220,000	7.625%, 1/10/2028[c,g,j]	243,815
	BBVA Bancomer SA
200,000	5.125%, 1/18/2033[c,g]	197,830
	Cemex SAB de CV
100,000	2.750%, 12/5/2024[c,h]	126,266
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	212,500
	Mexican Bonos
7,324,800	6.500%, 6/9/2022[q]	378,733
9,206,100	8.000%, 12/7/2023[q]	505,600
	Mexico Government International Bond
128,000	5.750%, 10/12/2110	133,888
200,000	4.350%, 1/15/2047	189,700
440,000	4.600%, 2/10/2048	432,300
	Petroleos Mexicanos
70,000	3.500%, 7/23/2020	70,595
330,000	6.375%, 2/4/2021	358,215
120,000	5.375%, 3/13/2022[c]	127,080
10,000	3.500%, 1/30/2023	9,795
860,000	5.125%, 3/15/2023[h]	1,238,633
80,000	6.875%, 8/4/2026	90,680
390,000	6.500%, 3/13/2027[c]	426,075
250,000	6.500%, 3/13/2027[c]	273,125
89,000	5.500%, 6/27/2044	81,783
20,000	6.375%, 1/23/2045	20,030
160,000	6.750%, 9/21/2047[c]	167,600
97,000	6.750%, 9/21/2047	101,607

	Total	5,490,121

Netherlands (0.2%)
	Greenko Dutch BV
290,000	5.250%, 7/24/2024[c]	288,768
	Metinvest BV
	5.082%, PIK 4.291%,
29,747	12/31/2021[p]	30,565
	5.082%, PIK 4.291%,
99,156	12/31/2021[p]	101,882
	Petrobras Global Finance BV
570,000	6.125%, 1/17/2022	607,620
106,000	5.299%, 1/27/2025[c]	106,795

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Netherlands (0.2%) - continued
$27,000	5.999%, 1/27/2028[c]	$27,270
	Syngenta Finance NV
100,000	1.250%, 9/10/2027[h]	107,643

	Total	1,270,543

Nigeria (0.1%)
	Nigeria Government International Bond
206,000	6.750%, 1/28/2021	219,431
200,000	6.375%, 7/12/2023	212,560
200,000	6.500%, 11/28/2027[c]	207,516
400,000	7.875%, 2/16/2032	451,640
200,000	7.625%, 11/28/2047[c]	213,651

	Total	1,304,798

Oman (0.1%)
	Oman Government International Bond
1,140,000	6.750%, 1/17/2048[c]	1,159,380

	Total	1,159,380

Pakistan (0.1%)
	Pakistan Government International Bond
1,010,000	6.875%, 12/5/2027[c]	1,019,748
	Third Pakistan International Sukuk Company, Ltd.
290,000	5.625%, 12/5/2022[c]	291,814

	Total	1,311,562

Panama (<0.1%)
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	53,106

	Total	53,106

Paraguay (0.1%)
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	156,000
180,000	8.125%, 1/24/2019[c]	187,200
	Paraguay Government International Bond
410,000	5.000%, 4/15/2026[c]	436,137
350,000	4.700%, 3/27/2027[c]	363,563
200,000	6.100%, 8/11/2044	228,500

	Total	1,371,400

Peru (0.1%)
	Abengoa Transmision Sur SA
317,984	6.875%, 4/30/2043*	351,770
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	209,740
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021*	98,887
260,000	6.750%, 11/23/2021	285,675
22,000	4.625%, 4/12/2023	22,798
80,000	4.625%, 4/12/2023[c]	82,900

	Total	1,051,770

Romania (<0.1%)
	Romania Government International Bond
170,000	2.375%, 4/19/2027[c,h]	216,341

	Total	216,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Russia (0.3%)
	Gazprom OAO Via Gaz Capital SA
$300,000	7.288%, 8/16/2037	$376,540
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	213,826
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	200,009
	Russia Government International Bond
200,000	4.875%, 9/16/2023[c]	213,592
1,000,000	4.750%, 5/27/2026	1,062,750
400,000	4.250%, 6/23/2027[c]	410,314
200,000	5.250%, 6/23/2047	210,500
400,000	5.250%, 6/23/2047[c]	421,000

	Total	3,108,531

South Africa (0.4%)
	Eskom Holdings SOC, Ltd.
200,000	6.750%, 8/6/2023	207,234
200,000	7.125%, 2/11/2025	209,819
	South Africa Government International Bond
1,100,000	5.875%, 9/16/2025	1,199,550
1,080,000	8.000%, 1/31/2030[r]	84,735
2,830,000	7.000%, 2/28/2031[r]	201,527
8,735,000	8.250%, 3/31/2032[r]	683,295
1,020,000	8.875%, 2/28/2035[r]	82,249
1,830,000	6.250%, 3/31/2036[r]	112,708
2,085,000	9.000%, 1/31/2040[r]	166,432
570,000	6.500%, 2/28/2041[r]	34,586
2,700,000	8.750%, 1/31/2044[r]	209,285
1,050,000	5.650%, 9/27/2047	1,078,381

	Total	4,269,801

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
200,000	5.750%, 1/18/2022[c]	207,005
200,000	6.125%, 6/3/2025	210,424
370,000	6.850%, 11/3/2025[c]	404,694
200,000	6.825%, 7/18/2026	218,858
430,000	6.200%, 5/11/2027	452,164

	Total	1,493,145

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
200,000	5.375%, 3/14/2022	205,836

	Total	205,836

Suriname (0.1%)
	Suriname Government International Bond
200,000	9.250%, 10/26/2026	211,000
280,000	9.250%, 10/26/2026[c]	295,400

	Total	506,400

Tajikistan (<0.1%)
	Tajikistan Government International Bond
200,000	7.125%, 9/14/2027[c]	194,560

	Total	194,560

Principal Amount	Long-Term Fixed Income (7.9%)	Value
Turkey (0.6%)
	Export Credit Bank of Turkey
$200,000	5.875%, 4/24/2019	$204,800
	Hazine Mustesarligi Varlik Kiralama AS
690,000	5.004%, 4/6/2023[c]	704,367
	TC Ziraat Bankasi AS
200,000	5.125%, 5/3/2022	199,531
	Turkey Government International Bond
710,000	7.000%, 6/5/2020	761,432
600,000	6.250%, 9/26/2022	648,269
200,000	3.250%, 3/23/2023	189,052
640,000	5.750%, 3/22/2024	674,728
600,000	3.250%, 6/14/2025[h]	758,335
10,000	6.875%, 3/17/2036	11,001
100,000	6.750%, 5/30/2040	108,619
200,000	6.000%, 1/14/2041	199,524
600,000	4.875%, 4/16/2043	514,320
1,040,000	5.750%, 5/11/2047	987,480

	Total	5,961,458

Ukraine (0.2%)
	Ukraine Government International Bond
190,000	7.750%, 9/1/2021	206,796
120,000	7.750%, 9/1/2022	130,752
280,000	7.750%, 9/1/2023	304,200
470,000	7.750%, 9/1/2024	508,578
270,000	7.750%, 9/1/2025	290,893
100,000	7.750%, 9/1/2026	106,874
100,000	7.750%, 9/1/2027	106,766
210,000	7.375%, 9/25/2032[c]	213,096

	Total	1,867,955

United Arab Emirates (0.2%)
	Abu Dhabi Crude Oil Pipeline, LLC
790,000	4.600%, 11/2/2047[c]	793,988
	Abu Dhabi Government International Bond
200,000	3.125%, 5/3/2026	194,460
500,000	3.125%, 10/11/2027[c]	479,790
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	226,275
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	423,000

	Total	2,117,513

United States (0.2%)
	Cemex Finance, LLC.
140,000	4.625%, 6/15/2024[h]	188,516
	Citigroup Global Markets Holdings, Inc.
5,000,000	Zero Coupon, 5/3/2018[c,s]	270,881
	Comcel Trust
200,000	6.875%, 2/6/2024	210,840
	Commonwealth of Puerto Rico G.O.
120,000	8.000%, 7/1/2035, Ser. Ae,l	32,160
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. Ae,l	7,500
10,000	5.500%, 7/1/2039, Ser. Ae,l	2,500
100,000	6.000%, 7/1/2039, Ser. Be,l	25,000
	JPMorgan Chase Bank NA
6,525,000	Zero Coupon, 2/15/2018[c,t]	365,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (7.9%)	Value
United States (0.2%) - continued
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
$10,000	5.375%, 8/1/2038, Ser. Ce,l	$1,538
490,000	5.250%, 8/1/2041, Ser. Ce,l	75,338
75,000	5.000%, 8/1/2043, Ser. A-1[e,l]	11,531
5,000	5.250%, 8/1/2043, Ser. A-1[e,l]	769
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. Ae,l	14,606
55,000	6.750%, 8/1/2032, Ser. Ae,l	8,456
25,000	5.500%, 8/1/2037, Ser. Ae,l	3,844
35,000	5.375%, 8/1/2039, Ser. Ae,l	5,381
550,000	5.500%, 8/1/2042, Ser. Ae,l	84,563
35,000	6.000%, 8/1/2042, Ser. Ae,l	5,381
	Puerto Rico Sales Tax Financing Corporation Sales Tax Rev.
35,000	5.750%, 8/1/2037, Ser. Ae,l	5,381
	U.S. Treasury Notes
370,000	2.250%, 12/31/2024	360,432

	Total	1,680,501

Venezuela (0.2%)
	Petroleos de Venezuela SA
5,360,000	6.000%, 10/28/2022[l]	951,400
3,360,000	6.000%, 5/16/2024[l]	789,600
947,000	6.000%, 11/15/2026[l]	219,704
680,000	5.375%, 4/12/2027	161,500
70,000	5.500%, 4/12/2037	16,450
	Venezuela Government International Bond
119,000	8.250%, 10/13/2024[l]	30,940
483,000	9.250%, 5/7/2028[l]	130,410
260,000	9.375%, 1/13/2034	70,200

	Total	2,370,204

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	143,141

	Total	143,141

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
140,000	5.750%, 1/31/2027[c]	146,790

	Total	146,790

Zambia (0.1%)
	Zambia Government International Bond
380,000	8.970%, 7/30/2027[c]	421,507

	Total	421,507

	Total Long-Term Fixed Income (cost $76,706,018)	76,945,929

Shares	Preferred Stock (1.0%)
Germany (0.2%)
3,844	Draegerwerk AG & Company KGaA	374,745
10,914	Henkel AG & Company KGaA, 1.620%	1,526,276

	Total	1,901,021

Shares	Preferred Stock (1.0%)	Value
South Korea (0.8%)
4,254	Samsung Electronics Company, Ltd.	$8,407,426

	Total	8,407,426

	Total Preferred Stock (cost $5,702,937)	10,308,447

Shares	Collateral Held for Securities Loaned (0.2%)
1,623,400	Thrivent Cash Management Trust	1,623,400
	Total Collateral Held for Securities Loaned (cost $1,623,400)	1,623,400

Shares or Principal Amount	Short-Term Investments (1.1%)
	Federal Home Loan Bank Discount Notes
200,000	1.300%, 2/16/2018[u,v]	199,892
	Thrivent Core Short-Term Reserve Fund
1,039,854	1.640%	10,398,546

	Total Short-Term Investments (cost $10,598,438)	10,598,438

	Total Investments (cost $805,381,046) 99.4%	$970,489,115

	Other Assets and Liabilities, Net 0.6%	5,812,899

	Total Net Assets 100.0%	$976,302,014

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2018, the value of these investments was $46,952,637 or 4.8% of total net assets.
d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Argentine Pesos.
g	Denotes variable rate securities. The rate shown is as of January 31, 2018.
h	Principal amount is displayed in Euros.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2018.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Principal amount is displayed in Dominican Republic Pesos.
o	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 5/8/2018
p	Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of January 31, 2018.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

q	Principal amount is displayed in Mexican Pesos.
r	Principal amount is displayed in South African Rand.
s	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 5/1/2018
t	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/13/2018
u	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
v	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of January 31, 2018 was $2,555,528 or 0.3% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2018.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$317,968
Belize Government International Bond, 2/20/2034	3/22/2017	90,768
Brazil Loan Trust 1, 7/24/2023	7/25/2013	301,586
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	277,756
Corporacion Lindley SA, 11/23/2021	11/18/2011	90,000
Digicel, Ltd., 4/15/2021	1/20/2016	185,968
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	45,451
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
Itau Unibanco Holding SA, 12/12/2022	12/5/2017	200,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Universal Entertainment Corporation, 8/24/2020	10/18/2016	258,102

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$1,542,139

Total lending	$1,542,139
Gross amount payable upon return of collateral for securities loaned	$1,623,400

Net amounts due to counterparty	$81,261

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
PIK	-	Payment-In-Kind
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

ARPP7DRR	-	Argentina Central Bank 7 Day Repo Reference Rate
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	126,240,488	2,879,471	123,361,017	–
Consumer Staples	85,082,450	3,170,050	81,912,400	–
Energy	51,453,300	–	51,453,300	–
Financials	160,767,520	6,209,285	154,557,865	370
Health Care	60,655,208	–	60,655,208	–
Industrials	141,474,090	1,844,995	139,629,095	–
Information Technology	78,553,979	1,274,802	77,279,177	–
Materials	100,111,877	3,070,862	97,041,015	–
Real Estate	27,303,297	–	27,303,297	–
Telecommunications Services	24,216,951	–	24,216,950	1
Utilities	15,153,741	–	15,153,741	–
Long-Term Fixed Income
Basic Materials	1,120,806	–	1,120,806	–
Capital Goods	314,782	–	314,782	–
Communications Services	3,101,981	–	3,101,981	–
Consumer Cyclical	662,130	–	662,130	–
Consumer Non-Cyclical	849,550	–	849,550	–
Energy	8,439,760	–	8,439,760	–
Financials	5,661,916	–	5,661,916	–
Foreign Government	53,608,747	–	53,608,747	–
Transportation	738,889	–	738,889	–
U.S. Government and Agencies	360,432	–	360,432	–
U.S. Municipals	283,948	–	283,948	–
Utilities	1,802,988	–	1,802,988	–
Preferred Stock
Consumer Staples	1,526,276	–	1,526,276	–
Health Care	374,745	–	374,745	–
Information Technology	8,407,426	–	8,407,426	–
Short-Term Investments	199,892	–	199,892	–
Subtotal Investments in Securities	$958,467,169	$18,449,465	$940,017,333	$371

Other Investments *	Total
Short-Term Investments	10,398,546
Collateral Held for Securities Loaned	1,623,400
Subtotal Other Investments	$12,021,946
Total Investments at Value	$970,489,115

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	338,585	338,585	–	–
Foreign Currency Forward Contracts	1,553,992	–	1,553,992	–
Total Asset Derivatives	$1,892,577	$338,585	$1,553,992	$–

Liability Derivatives
Futures Contracts	253,737	253,737	–	–
Foreign Currency Forward Contracts	1,412,117	–	1,412,117	–
Total Liability Derivatives	$1,665,854	$253,737	$1,412,117	$–

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of January 31, 2018. Investments and/or cash totaling $529,470 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized Appreciation/ Depreciation
CBOT 2-Yr. U.S. Treasury Note	45	March 2018	$9,640,928	($45,381)
CBOT 5-Yr. U.S. Treasury Note	56	March 2018	6,483,915	(60,103)
CBOT U.S. Long Bond	17	March 2018	2,604,665	(91,852)
CME Ultra Long Term U.S. Treasury Bond	12	March 2018	1,997,273	(54,023)
Eurex 2-Yr. Euro SCHATZ	2	March 2018	277,767	(130)
Eurex Euro STOXX 50 Index	22	March 2018	978,664	5,469
FTSE 100 Index	5	March 2018	527,635	2,820
ICE mini MSCI EAFE Index	30	March 2018	3,063,035	155,215
SFE S&P ASX Share Price Index 200	2	March 2018	242,455	(1,480)
SGX MSCI Singapore Index	2	February 2018	62,217	(768)
TSE Tokyo Price Index	4	March 2018	657,731	16,264
Total Futures Long Contracts			$26,536,285	($73,969)
CBOT 10-Yr. U.S. Treasury Note	(28)	March 2018	($3,419,272)	$15,084
Eurex 10-Yr. Euro BUND	(18)	March 2018	(3,633,304)	86,895
Eurex 30-Yr. Euro BUXL	(1)	March 2018	(207,198)	6,936
Eurex 5-Yr. Euro BOBL	(23)	March 2018	(3,774,152)	49,902
Total Futures Short Contracts			($11,033,926)	$158,817
Total Futures Contracts			$15,502,359	$84,848

Reference Description:

ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of January 31, 2018.

Foreign Currency Forward Contracts	Counter- party	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Purchases
Argentina Peso	MSC	5,859,131	2/1/2018	$306,644	$298,402	($8,242)
Argentina Peso	MSC	913,709	2/5/2018	48,881	46,429	(2,452)
Argentina Peso	MSC	1,263,309	2/15/2018	67,611	63,902	(3,709)
Argentina Peso	MSC	1,195,020	2/20/2018	64,128	60,309	(3,819)
Argentina Peso	MSC	2,177,063	2/21/2018	116,079	109,820	(6,259)
Argentina Peso	MSC	4,952,350	2/27/2018	266,799	249,130	(17,669)
Argentina Peso	MSC	2,159,760	2/28/2018	117,852	108,597	(9,255)
Argentina Peso	MSC	4,129,480	3/14/2018	224,245	206,233	(18,012)
Argentina Peso	MSC	2,489,760	3/15/2018	131,351	124,282	(7,069)
Argentina Peso	MSC	1,874,900	3/22/2018	99,980	93,268	(6,712)
Argentina Peso	MSC	4,398,612	3/27/2018	227,785	218,272	(9,513)
Argentina Peso	MSC	4,321,056	3/28/2018	214,179	214,318	139
Argentina Peso	MSC	6,885,047	4/4/2018	349,463	340,301	(9,162)
Argentina Peso	MSC	2,929,565	4/12/2018	143,924	144,215	291
Argentina Peso	MSC	913,709	5/2/2018	44,419	46,535	2,116
Brazilian Real	MSC	11,316,078	2/2/2018	3,479,848	3,551,815	71,967
Brazilian Real	MSC	861,606	3/2/2018	272,035	269,707	(2,328)
Chilean Peso	MSC	266,373,035	2/5/2018	439,146	441,895	2,749
Chilean Peso	MSC	82,024,983	2/8/2018	136,042	136,079	37
Chilean Peso	MSC	451,198,890	2/22/2018	738,024	748,650	10,626
Chilean Peso	MSC	183,394,584	4/20/2018	304,364	304,223	(141)
Chinese Yuan	MSC	4,395,763	2/5/2018	675,247	698,481	23,234
Chinese Yuan	MSC	4,395,762	3/30/2018	690,832	696,175	5,343
Chinese Yuan Offshore	HSBC	871,840	3/21/2018	135,990	138,089	2,099
Chinese Yuan Offshore	BNP	1,965,665	3/21/2018	295,509	311,337	15,828
Colombian Peso	MSC	426,998,130	2/5/2018	144,535	150,440	5,905
Colombian Peso	MSC	1,337,277,997	2/12/2018	462,995	471,073	8,078
Colombian Peso	MSC	426,998,130	4/20/2018	149,679	150,458	779
Czech Republic Koruna	MSC	60,976,591	3/21/2018	2,841,744	3,005,690	163,946
Euro	MSC	3,678,441	3/21/2018	4,481,349	4,580,949	99,600
Hong Kong Dollar	MSC	10,902,548	3/21/2018	1,396,255	1,395,368	(887)
Hong Kong Dollar	MSC	3,622,070	3/27/2018	464,017	463,645	(372)
Hong Kong Dollar	HSBC	3,597,481	3/27/2018	462,000	460,497	(1,503)
Hungarian Forint	MSC	787,692,987	3/21/2018	3,033,780	3,162,834	129,054
Indian Rupee	MSC	69,427,209	2/2/2018	1,068,584	1,091,558	22,974
Indian Rupee	MSC	8,643,503	2/9/2018	136,014	135,752	(262)
Indian Rupee	MSC	62,303,349	2/15/2018	960,236	977,819	17,583
Indian Rupee	MSC	97,902,257	2/26/2018	1,527,827	1,534,525	6,698
Indian Rupee	MSC	8,647,170	2/28/2018	135,962	135,504	(458)
Indian Rupee	MSC	62,049,393	4/5/2018	965,836	968,067	2,231
Indian Rupee	MSC	60,345,663	4/27/2018	940,550	938,560	(1,990)
Indonesian Rupiah	MSC	7,326,180,000	2/2/2018	543,100	547,200	4,100
Indonesian Rupiah	MSC	1,825,241,467	2/5/2018	135,033	136,287	1,254
Indonesian Rupiah	MSC	7,338,074,821	2/8/2018	545,971	547,824	1,853
Indonesian Rupiah	MSC	21,296,591,152	2/20/2018	1,572,764	1,588,725	15,961
Indonesian Rupiah	MSC	11,306,026,486	3/20/2018	839,879	841,824	1,945
Indonesian Rupiah	MSC	12,113,904,925	4/11/2018	897,677	900,511	2,834
Indonesian Rupiah	MSC	13,964,332,104	4/16/2018	1,041,511	1,037,661	(3,850)
Japanese Yen	DB	9,957,000	2/2/2018	91,549	91,206	(343)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Foreign Currency Forward Contracts	Counter- party	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Purchases
Mexican Peso	MSC	51,413,866	3/21/2018	$2,685,348	$2,741,493	$56,145
Mexican Peso	MSC	7,490,860	3/28/2018	398,943	398,949	6
New Taiwan Dollar	MSC	23,467,291	2/2/2018	804,270	805,177	907
New Taiwan Dollar	MSC	4,638,903	2/5/2018	156,932	159,200	2,268
New Taiwan Dollar	MSC	31,550,581	2/8/2018	1,083,468	1,082,520	(948)
New Taiwan Dollar	MSC	12,021,261	2/9/2018	407,994	412,625	4,631
New Taiwan Dollar	MSC	18,278,475	2/21/2018	621,837	627,741	5,904
New Taiwan Dollar	MSC	7,871,106	2/27/2018	272,045	270,392	(1,653)
New Taiwan Dollar	MSC	4,962,174	3/8/2018	166,477	170,545	4,068
New Taiwan Dollar	MSC	9,411,903	4/17/2018	324,997	324,233	(764)
Peruvian Nuevo Sol	MSC	440,307	2/5/2018	136,065	136,897	832
Peruvian Nuevo Sol	MSC	3,564,183	2/8/2018	1,109,135	1,108,082	(1,053)
Peruvian Nuevo Sol	MSC	878,064	2/28/2018	272,763	272,951	188
Philippines Peso	MSC	3,404,537	2/20/2018	66,874	66,322	(552)
Philippines Peso	MSC	24,081,732	2/22/2018	476,138	469,095	(7,043)
Philippines Peso	MSC	8,049,522	3/22/2018	161,216	156,616	(4,600)
Polish Zloty	MSC	12,397,229	3/21/2018	3,511,597	3,709,209	197,612
Russian Ruble	MSC	201,707,559	2/12/2018	3,419,040	3,585,185	166,145
Singapore Dollar	MSC	1,705,095	3/21/2018	1,280,566	1,301,495	20,929
South African Rand	MSC	47,252,063	3/22/2018	3,650,824	3,962,306	311,482
South Korean Won	MSC	519,782,104	2/2/2018	485,193	486,756	1,563
South Korean Won	MSC	369,333,887	2/5/2018	346,851	345,945	(906)
South Korean Won	MSC	742,443,996	2/9/2018	696,635	695,553	(1,082)
South Korean Won	MSC	1,123,383,943	2/20/2018	1,051,594	1,052,959	1,365
Thai Baht	MSC	21,436,036	2/5/2018	666,177	684,537	18,360
Thai Baht	MSC	8,364,665	4/12/2018	266,875	267,639	764
Turkish Lira	MSC	8,623,432	3/21/2018	2,207,643	2,264,155	56,512
Total Purchases				$61,156,721	$62,493,018	$1,336,297

Sales
Argentina Peso	MSC	5,859,131	2/1/2018	$299,012	$298,402	$610
Argentina Peso	MSC	913,709	2/5/2018	46,499	46,535	(36)
Argentina Peso	MSC	1,613,718	3/15/2018	87,607	80,552	7,055
Brazilian Real	MSC	11,316,077	2/2/2018	3,472,191	3,551,812	(79,621)
Brazilian Real	MSC	2,178,944	3/2/2018	688,203	682,800	5,403
Chilean Peso	MSC	266,373,035	2/5/2018	439,531	441,879	(2,348)
Chilean Peso	MSC	408,898,440	2/22/2018	675,342	678,463	(3,121)
Chinese Yuan	MSC	4,395,762	2/5/2018	693,338	698,481	(5,143)
Chinese Yuan	MSC	2,240,983	2/22/2018	347,475	355,683	(8,208)
Chinese Yuan	MSC	1,076,507	2/28/2018	169,606	170,791	(1,185)
Chinese Yuan Offshore	SB	2,649,497	3/21/2018	407,023	419,648	(12,625)
Chinese Yuan Offshore	HSBC	897,615	3/21/2018	135,000	142,171	(7,171)
Chinese Yuan Offshore	ABG	863,794	3/21/2018	135,996	136,815	(819)
Chinese Yuan Offshore	JPM	1,761,639	3/21/2018	269,056	279,023	(9,967)
Colombian Peso	MSC	426,998,130	2/5/2018	150,404	150,458	(54)
Colombian Peso	MSC	783,144,654	2/12/2018	272,958	275,872	(2,914)
Czech Republic Koruna	MSC	27,009,613	3/21/2018	1,304,628	1,331,373	(26,745)
Euro	MSC	8,400,960	3/21/2018	10,021,844	10,462,146	(440,302)
Euro	MSC	5,592,071	3/23/2018	6,952,985	6,965,143	(12,158)
Hong Kong Dollar	SB	2,112,537	3/27/2018	273,168	270,416	2,752
Hong Kong Dollar	CITI	6,576,465	3/27/2018	850,279	841,824	8,455
Hong Kong Dollar	MSC	5,216,891	3/27/2018	670,784	667,791	2,993
Hong Kong Dollar	DB	854,343	3/27/2018	109,981	109,361	620
Hong Kong Dollar	HSBC	3,315,718	3/27/2018	428,340	424,430	3,910
Hong Kong Dollar	SB	4,020,260	5/11/2018	519,000	515,148	3,852
Hong Kong Dollar	HSBC	5,236,742	9/19/2018	675,000	672,209	2,791
Hungarian Forint	MSC	365,910,977	3/21/2018	1,434,235	1,469,247	(35,012)
Indian Rupee	MSC	69,427,208	2/2/2018	1,089,351	1,091,558	(2,207)
Indian Rupee	MSC	17,297,775	2/9/2018	271,981	271,672	309
Indian Rupee	MSC	28,876,323	2/15/2018	451,232	453,199	(1,967)
Indian Rupee	MSC	56,972,796	2/26/2018	891,986	892,994	(1,008)
Indian Rupee	MSC	16,962,608	2/28/2018	265,792	265,810	(18)
Indonesian Rupiah	MSC	7,326,180,000	2/2/2018	548,997	547,200	1,797
Indonesian Rupiah	MSC	1,825,241,467	2/5/2018	137,185	136,287	898
Indonesian Rupiah	MSC	7,338,074,821	2/8/2018	547,577	547,824	(247)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Foreign Currency Forward Contracts	Counter- party	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Sales
Indonesian Rupiah	MSC	11,366,404,439	2/20/2018	$850,104	$847,933	$2,171
Indonesian Rupiah	MSC	10,085,881,895	4/11/2018	754,040	749,754	4,286
Mexican Peso	MSC	69,333,039	3/21/2018	3,573,557	3,696,980	(123,423)
Mexican Peso	MSC	26,328,851	3/28/2018	1,403,247	1,402,223	1,024
New Taiwan Dollar	MSC	23,467,291	2/2/2018	797,664	805,177	(7,513)
New Taiwan Dollar	MSC	4,638,903	2/5/2018	159,166	159,200	(34)
New Taiwan Dollar	MSC	31,550,581	2/8/2018	1,049,063	1,082,912	(33,849)
New Taiwan Dollar	MSC	22,161,545	2/21/2018	756,936	761,099	(4,163)
New Taiwan Dollar	MSC	16,670,516	2/27/2018	573,560	572,674	886
New Taiwan Dollar	MSC	28,417,497	3/8/2018	950,031	976,681	(26,650)
New Taiwan Dollar	MSC	34,351,461	4/17/2018	1,171,006	1,183,381	(12,375)
New Taiwan Dollar	MSC	31,550,581	4/27/2018	1,090,207	1,082,520	7,687
Peruvian Nuevo Sol	MSC	440,307	2/5/2018	136,848	136,911	(63)
Peruvian Nuevo Sol	MSC	169,979	2/8/2018	52,884	52,845	39
Philippines Peso	MSC	13,938,378	2/9/2018	270,747	271,624	(877)
Philippines Peso	MSC	6,873,298	2/12/2018	136,035	133,930	2,105
Philippines Peso	MSC	9,980,665	2/22/2018	196,009	194,416	1,593
Polish Zloty	MSC	6,914,472	3/21/2018	2,013,872	2,068,788	(54,916)
Russian Ruble	MSC	12,999,133	2/9/2018	225,733	231,099	(5,366)
Russian Ruble	MSC	151,568,830	2/12/2018	2,648,155	2,694,010	(45,855)
Singapore Dollar	MSC	1,296,203	3/21/2018	978,725	989,387	(10,662)
South African Rand	MSC	15,989,512	3/2/2018	1,294,991	1,345,063	(50,072)
South African Rand	MSC	28,651,530	3/22/2018	2,251,303	2,403,072	(151,769)
South Korean Won	MSC	519,782,104	2/2/2018	486,699	486,756	(57)
South Korean Won	MSC	369,333,887	2/5/2018	344,914	345,945	(1,031)
South Korean Won	MSC	1,347,165,558	2/20/2018	1,265,378	1,262,712	2,666
South Korean Won	MSC	491,066,353	2/28/2018	459,314	460,448	(1,134)
South Korean Won	MSC	211,113,111	3/2/2018	198,003	197,700	303
Thai Baht	MSC	21,436,037	2/5/2018	675,253	684,538	(9,285)
Thai Baht	MSC	4,272,511	4/12/2018	135,962	136,705	(743)
Thai Baht	MSC	4,259,478	4/16/2018	136,055	136,302	(247)
Turkish Lira	MSC	10,156,955	3/21/2018	2,603,014	2,668,681	(65,667)

Total Sales				$65,372,061	$66,566,483	($1,194,422)

Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						$141,875
Counterparty:

ABG	-	ANZ Banking Group
BNP	-	BNP Paribas
CITI	-	Citibank
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
SB	-	Standard Bank plc

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 - 1/31/2018
Cash Management Trust-
Collateral Investment	$—	$1,734	$111	$–	$–	1,623	$1,623	$1
Core Short-Term Reserve	11,779	43,125	44,505	–	–	1,040	10,399	43
Total Value and Income Earned	$11,779			$–	$–		$12,022	$44

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (91.0%)	Value
Consumer Discretionary (9.9%)
34,930	Cedar Fair, LP	$2,368,254
58,563	Children’s Place, Inc.	8,772,737
197,910	Core-Mark Holding Company, Inc.	4,371,832
73,850	G-III Apparel Group, Ltd.[a]	2,758,298
222,440	Michaels Companies, Inc.[a]	5,976,963
150,750	Nutrisystem, Inc.	6,519,937
46,970	Oxford Industries, Inc.	3,701,236
38,780	Papa John’s International, Inc.[b]	2,516,434
199,570	Pinnacle Entertainment, Inc.[a]	6,444,115
34,280	Stamps.com, Inc.[a,b]	6,987,978
170,701	Tupperware Brands Corporation	9,859,690
93,630	Zoe’s Kitchen, Inc.[a,b]	1,378,234
115,260	Zumiez, Inc.[a]	2,391,645

	Total	64,047,353

Consumer Staples (4.0%)
34,006	Blue Buffalo Pet Products, Inc.[a,b]	1,155,524
594,870	Cott Corporation	9,910,534
44,740	John B. Sanfilippo & Son, Inc.	2,801,619
130,470	MGP Ingredients, Inc.[b]	11,682,284

	Total	25,549,961

Energy (3.6%)
485,320	Callon Petroleum Company[a,b]	5,508,382
129,420	Nine Energy Service, Inc.[a]	3,509,871
165,680	Oil States International, Inc.[a]	5,301,760
120,490	RPC, Inc.[b]	2,433,898
451,795	WPX Energy, Inc.[a]	6,654,940

	Total	23,408,851

Financials (23.1%)
90,985	Argo Group International Holdings, Ltd.	5,577,380
241,349	Assured Guaranty, Ltd.	8,589,611
213,730	BancorpSouth Bank	7,170,641
114,992	Chemical Financial Corporation	6,716,683
256,426	CoBiz Financial, Inc.	5,143,905
72,770	First Interstate BancSystem, Inc.	3,045,424
112,256	Hamilton Lane, Inc.	4,184,904
120,100	Hancock Holding Company	6,449,370
248,024	Hanmi Financial Corporation	7,812,756
63,378	Hanover Insurance Group, Inc.	7,171,221
219,270	Heritage Commerce Corporation	3,510,513
214,609	Hope Bancorp, Inc.	4,086,155
144,560	Horace Mann Educators Corporation	5,970,328
107,973	Houlihan Lokey, Inc.	5,150,312
96,683	IBERIABANK Corporation	8,169,713
53,677	Infinity Property & Casualty Corporation	5,434,796
233,980	Investment Technology Group, Inc.	4,997,813
155,100	National Bank Holdings Corporation	5,155,524
45,037	PCSB Financial Corporation[a]	908,847
71,980	Primerica, Inc.	7,269,980
236,470	Santander Consumer USA Holdings Inc.	4,079,107
126,249	Seacoast Banking Corporation of Florida[a]	3,255,962
96,397	State Auto Financial Corporation	2,869,739
260,832	Sterling Bancorp	6,455,592
75,982	Stifel Financial Corporation	5,130,305
218,320	Synovus Financial Corporation	11,001,145
134,270	United Community Banks, Inc.	4,253,674

	Total	149,561,400

Health Care (8.8%)
143,350	Catalent, Inc.[a]	6,671,509

Shares	Common Stock (91.0%)	Value
Health Care (8.8%) - continued
23,494	Chemed Corporation	$6,121,832
26,381	Heska Corporation[a]	2,056,399
147,810	HMS Holdings Corporation[a]	2,531,985
150,380	Myriad Genetics, Inc.[a]	5,546,014
50,850	Neurocrine Biosciences, Inc.[a]	4,346,149
91,938	NuVasive, Inc.[a]	4,493,010
174,350	Omnicell, Inc.[a]	8,551,868
80,400	PerkinElmer, Inc.	6,444,864
24,390	Teleflex, Inc.	6,774,322
35,814	West Pharmaceutical Services, Inc.	3,588,563

	Total	57,126,515

Industrials (19.1%)
57,570	AGCO Corporation	4,180,733
203,480	AZZ, Inc.	9,258,340
75,680	BWX Technologies, Inc.	4,801,139
32,510	Curtiss-Wright Corporation	4,247,757
131,290	Encore Wire Corporation	6,643,274
80,700	Genesee & Wyoming, Inc.[a]	6,443,895
46,423	Granite Construction, Inc.	3,095,950
102,390	ICF International, Inc.[a]	5,436,909
120,805	KeyW Holding Corporation[a,b]	809,393
211,740	Kirby Corporation[a]	15,859,326
48,420	Lindsay Corporation[b]	4,319,548
586,960	MRC Global, Inc.[a]	10,553,541
86,660	Orbital ATK, Inc.	11,430,454
86,140	Oshkosh Corporation	7,814,621
131,146	Raven Industries, Inc.	5,055,678
13,092	Saia, Inc.[a]	989,101
134,640	Terex Corporation	6,330,773
57,310	TransUnion[a]	3,401,922
74,940	Univar, Inc.[a]	2,237,708
26,960	Valmont Industries, Inc.	4,410,656
91,219	Waste Connections, Inc.	6,551,349

	Total	123,872,067

Information Technology (15.9%)
25,283	Arista Networks, Inc.[a]	6,973,557
102,730	Belden, Inc.	8,708,422
52,640	Booz Allen Hamilton Holding Corporation	2,062,435
279,340	Ciena Corporation[a]	5,944,355
312,000	Computer Sciences Government Services, Inc.	10,383,360
176,190	Dolby Laboratories, Inc.	11,336,065
44,996	DST Systems, Inc.	3,751,317
52,310	Envestnet, Inc.[a]	2,811,663
51,760	Guidewire Software, Inc.[a]	4,112,332
122,260	M/A-COM Technology Solutions Holdings, Inc.[a,b]	3,802,286
91,600	Microsemi Corporation[a]	5,659,964
182,550	National Instruments Corporation	9,116,547
147,602	Pegasystems, Inc.	7,505,562
102,820	Plexus Corporation[a]	6,143,495
23,895	Q2 Holdings, Inc.[a]	1,011,953
265,339	SailPoint Technologies Holdings, Inc.[a]	4,439,121
199,555	Virtusa Corporation[a]	8,904,144

	Total	102,666,578

Materials (2.7%)
63,974	Balchem Corporation	5,053,946
37,440	Neenah, Inc.	3,388,320
42,681	Scotts Miracle-Gro Company	3,852,814
73,720	Sensient Technologies Corporation	5,296,782

	Total	17,591,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Shares	Common Stock (91.0%)	Value
Real Estate (1.9%)
221,777	Cousins Properties, Inc.	$1,995,993
55,820	CyrusOne, Inc.	3,220,256
120,500	Physicians Realty Trust	1,964,150
135,501	Terreno Realty Corporation	4,823,835

	Total	12,004,234

Utilities (2.0%)
91,660	MDU Resources Group, Inc.	2,427,157
68,780	New Jersey Resources Corporation	2,668,664
117,060	PNM Resources, Inc.	4,459,986
44,800	Southwest Gas Holdings, Inc.	3,296,384

	Total	12,852,191

	Total Common Stock (cost $426,405,632)	588,681,012

Shares	Registered Investment Companies (5.3%)	Value
Equity Funds/Exchange Traded Funds (5.3%)
41,130	iShares Russell 2000 Index Fund	6,431,087
103,280	Materials Select Sector SPDR Fund	6,501,476
47,780	SPDR S&P Biotech ETF	4,461,218
188,740	SPDR S&P Metals & Mining ETF	6,964,506
89,860	SPDR S&P Oil & Gas Exploration & Production ETF	3,316,732
250,110	VanEck Vectors Oil Services ETF	6,868,021

	Total	34,543,040

	Total Registered Investment Companies (cost $29,191,649)	34,543,040

Shares	Collateral Held for Securities Loaned (3.8%)	Value
24,492,144	Thrivent Cash Management Trust	24,492,144

	Total Collateral Held for Securities Loaned (cost $24,492,144)	24,492,144

Shares or Principal Amount	Short-Term Investments (3.4%)	Value
	Thrivent Core Short-Term Reserve Fund
2,189,610	1.640%	21,896,105

	Total Short-Term Investments (cost $21,896,105)	21,896,105

	Total Investments (cost $501,985,530) 103.5%	$669,612,301

	Other Assets and Liabilities, Net (3.5%)	(22,562,580)

	Total Net Assets 100.0%	$647,049,721

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of January 31, 2018:

Securities Lending Transactions

Common Stock	$24,702,991

Total lending	$24,702,991
Gross amount payable upon return of collateral for securities loaned	$24,492,144

Net amounts due to counterparty	$(210,847)

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

SMALL CAP STOCK FUND

Schedule of Investments as of January 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2018, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,047,353	64,047,353	–	–
Consumer Staples	25,549,961	25,549,961	–	–
Energy	23,408,851	23,408,851	–	–
Financials	149,561,400	149,561,400	–	–
Health Care	57,126,515	57,126,515	–	–
Industrials	123,872,067	123,872,067	–	–
Information Technology	102,666,578	102,666,578	–	–
Materials	17,591,862	17,591,862	–	–
Real Estate	12,004,234	12,004,234	–	–
Utilities	12,852,191	12,852,191	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	34,543,040	34,543,040	–	–
Subtotal Investments in Securities	$623,224,052	$623,224,052	$–	$–

Other Investments *	Total
Short-Term Investments	21,896,105
Collateral Held for Securities Loaned	24,492,144
Subtotal Other Investments	$46,388,249
Total Investments at Value	$669,612,301

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Shares Held at 1/31/2018	Value 1/31/2018	Income Earned 11/1/2017 -1/31/2018
Cash Management Trust-
Collateral Investment	$41,758	$120,210	$137,476	$–	$–	24,492	$24,492	$31
Core Short-Term Reserve	4,653	52,929	35,686	–	–	2,190	21,896	75
Total Value and Income Earned	$46,411			$–	$–		$46,388	$106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging

226

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to

227

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the three months ended January 31, 2018, Balanced Income Plus Fund and Opportunity Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended January 31, 2018, Aggressive Allocation Fund, Balanced Income Plus Fund, Government Bond Fund, Income Fund, Limited Maturity Bond Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Opportunity Income Plus Fund and Partner Worldwide Allocation Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three months ended January 31, 2018, Aggressive Allocation Fund, Balanced Income Plus Fund, Large Cap Stock Fund, Low Volatility Equity Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Opportunity

Income Plus Fund and Partner Worldwide Allocation Fund used equity futures to manage exposure to the equities markets.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the three months ended January 31, 2018, Partner Worldwide Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets

228

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2018

(unaudited)

and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the three months ended January 31, 2018, High Yield Fund used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the fund.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

229

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2018	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: March 23, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer